UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
September 30,
2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX

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If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries 7
Yields 16
Expense Examples 17
Portfolios of Investments 19
Statement of Assets and Liabilities 245
Statement of Operations 247
Statement of Changes in Net Assets 248
Financial Highlights 250
Notes to Financial Statements 258
Additional Fund Information 272
Glossary of Terms Used in this Report 273
Liquidity Risk Management Program 275
Annual Investment Management Agreement Approval Process 276

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed)
and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May and 0.75% in June, July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to 3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S.
gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 18, 2022

Important Notices

For Shareholders of
Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen All American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holding Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever the Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for the Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
The Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of the
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen All-American Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 10/03/88 (10.86)% (17.91)% (0.33)% 1.75% 0.70%
Class A Shares at maximum Offering Price 10/03/88 (14.63)% (21.33)% (1.18)% 1.32% —
S&P Municipal Bond Index — (6.32)% (10.81)% 0.68% 1.87% —
Lipper General & Insured Municipal Debt Funds
Classification Average — (7.96)% (13.21)% 0.15% 1.47% —
Class I Shares 2/06/97 (10.79)% (17.74)% (0.14)% 1.95% 0.50%
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (11.24)% (18.62)% (1.13)% 1.35% 1.50%
Class C Shares at maximum Offering Price 2/10/14 (12.12)% (18.62)% (1.13)% 1.35% –
Class I Shares 2/6/97 (10.79)% (17.74)% (0.14)% 4.28% 0.50%
Class R6 Shares 6/30/16 (10.77)% (17.76)% (0.10)% 0.13% 0.47%
Effective Leverage Ratio 5.00%

Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 102.0%
Common Stocks 1.0%
Variable Rate Senior Loan
Interests 0.0%
Corporate Bonds 0.0%
Other Assets Less Liabilities 2.3%
Net Assets Plus Floating Rate
Obligations 105.3%
Floating Rate Obligations (5.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.2%
AAA 4.4%
AA 27.8%
A 26.4%
BBB 16.4%
BB or Lower 6.0%
N/R (not rated) 15.8%
N/A (not applicable) 1.0%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 21.6%
Tax Obligation/Limited 18.2%
Health Care 16.9%
Utilities 12.2%
Tax Obligation/General 9.6%
Education and Civic
Organizations 8.1%
U.S. Guaranteed 2.2%
Other 10.2%
Variable Rate Senior Loan
Interests 0.0%
Common Stocks 1.0%
Corporate Bonds 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 13.8%
California 13.5%
Illinois 7.6%
Florida 7.3%
Texas 6.3%
Colorado 5.0%
Pennsylvania 4.3%
Tennessee 4.0%
Missouri 3.1%
New Jersey 2.9%
Washington 2.7%
Puerto Rico 2.4%
Wisconsin 2.4%
Massachusetts 2.3%
Arizona 2.0%
Indiana 1.8%
Ohio 1.5%
Kentucky 1.3%
Utah 1.3%
Louisiana 1.1%
Other 13.4%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Intermediate Duration Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 6/13/95 (6.02)% (10.60)% 0.53% 1.60% 0.63%
Class A Shares at maximum Offering Price 6/13/95 (8.84)% (13.31)% (0.09)% 1.29% —
S&P Municipal Bond Intermediate Index — (4.85)% (9.64)% 0.74% 1.79% —
Lipper Intermediate Municipal Debt Funds
Classification Average — (5.35)% (10.00)% 0.38% 1.19% —
Class I Shares 11/29/76 (5.88)% (10.36)% 0.75% 1.81% 0.43%
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (6.40)% (11.23)% (0.25)% 1.01% 1.43%
Class C Shares at maximum Offering Price 2/10/14 (7.33)% (11.23)% (0.25)% 1.01% –
Class I Shares 11/29/76 (5.88)% (10.36)% 0.75% 5.27% 0.43%
Effective Leverage Ratio 0.00%

Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 96.5%
Common Stocks 2.5%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Other Assets Less Liabilities 1.4%
Net Assets Plus Borrowings 100.5%
Borrowings (0.5)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.3%
AAA 6.1%
AA 27.9%
A 29.9%
BBB 15.7%
BB or Lower 4.2%
N/R (not rated) 8.4%
N/A (not applicable) 2.5%
Total 100%
Portfolio Composition
1
(% of total investments)
Utilities 17.0%
Transportation 14.0%
Health Care 13.6%
Tax Obligation/Limited 12.7%
Tax Obligation/General 11.3%
Housing/Single Family 8.2%
U.S. Guaranteed 5.3%
Other 15.3%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Common Stocks 2.5%
Total 100%
States and Territories
2
(% of total municipal bonds)
Illinois 10.7%
New York 6.3%
Pennsylvania 5.3%
New Jersey 4.7%
Florida 4.4%
Texas 4.4%
California 4.4%
Ohio 4.2%
Indiana 3.5%
Puerto Rico 3.3%
Washington 3.2%
Michigan 2.9%
Colorado 2.8%
Louisiana 2.8%
Oklahoma 2.5%
Alabama 2.3%
Georgia 2.2%
Virginia 1.9%
Wisconsin 1.8%
Kentucky 1.7%
Tennessee 1.6%
Connecticut 1.6%
Arizona 1.5%
Maryland 1.5%
Massachusetts 1.3%
Other 17.2%
Total 100%
1 "Other" sectors include 9 sectors that individually constitute less than 5.3% as a percentage of total investments
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Limited Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short-Intermediate Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 10/19/87 (3.01)% (6.25)% 0.74% 1.07% 0.59%
Class A Shares at maximum Offering Price 10/19/87 (5.43)% (8.59)% 0.23% 0.82% —
S&P Municipal Bond Short-Intermediate Index — (2.60)% (6.27)% 0.63% 1.19% —
Lipper Short-Intermediate Municipal Debt Funds
Classification Average — (2.87)% (6.56)% 0.30% 0.75% —
Class I Shares 2/06/97 (2.91)% (6.07)% 0.93% 1.27% 0.39%
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (3.40)% (7.02)% (0.07)% 0.41% 1.39%
Class C Shares at maximum Offering Price 2/10/14 (4.37)% (7.02)% (0.07)% 0.41% –
Class I Shares 2/6/97 (2.91)% (6.07)% 0.93% 3.11% 0.39%
Effective Leverage Ratio 0.00%

Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97.1%
Common Stocks 2.9%
Short-Term Municipal Bonds 0.0%
Other Assets Less Liabilities 0.0%
Net Assets Plus Borrowings 100.0%
Borrowings 0.0%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.5%
AAA 11.3%
AA 35.2%
A 28.5%
BBB 11.2%
BB or Lower 1.5%
N/R (not rated) 8.0%
N/A (not applicable) 2.8%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/General 20.9%
Utilities 19.7%
Tax Obligation/Limited 15.2%
Health Care 11.0%
Transportation 10.0%
Housing/Single Family 6.4%
Other 13.9%
Common Stocks 2.9%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 7.7%
Illinois 6.6%
California 4.7%
Oklahoma 4.7%
Louisiana 4.3%
Texas 4.2%
Ohio 3.9%
Pennsylvania 3.8%
New Jersey 3.6%
Indiana 3.5%
Florida 3.4%
Puerto Rico 3.0%
Kentucky 2.7%
Wisconsin 2.6%
Washington 2.4%
Virginia 2.4%
Massachusetts 2.3%
Georgia 2.3%
Colorado 2.3%
Connecticut 2.2%
Arizona 2.0%
Alabama 1.9%
Michigan 1.8%
Missouri 1.7%
North Carolina 1.6%
Other 18.4%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Short Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 10/25/02 (1.71)% (4.60)% 0.25% 0.54% 0.67%
Class A Shares at maximum Offering Price 10/25/02 (4.15)% (6.99)% (0.25)% 0.29% —
S&P Municipal Bond Short Index — (1.29)% (3.60)% 0.65% 0.84% —
Lipper Short Municipal Debt Funds Classification
Average — (1.31)% (3.44)% 0.34% 0.46% —
Class I Shares 10/25/02 (1.71)% (4.49)% 0.45% 0.74% 0.47%
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.19)% (5.38)% (0.56)% (0.22)% 1.47%
Class C Shares at maximum Offering Price 2/10/14 (3.17)% (5.38)% (0.56)% (0.22)% –
Class I Shares 10/25/02 (1.71)% (4.49)% 0.45% 1.82% 0.47%
Effective Leverage Ratio 0.00%

Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 95.7%
Common Stocks 0.2%
Short-Term Municipal Bonds 3.1%
Other Assets Less Liabilities 1.0%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.0%
AAA 6.7%
AA 47.1%
A 29.8%
BBB 8.5%
BB or Lower 0.4%
N/R (not rated) 5.3%
N/A (not applicable) 0.2%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 23.1%
Tax Obligation/General 20.2%
Transportation 15.6%
Utilities 14.0%
Tax Obligation/Limited 10.9%
Education and Civic
Organizations 5.6%
Industrials 3.6%
Other 6.8%
Common Stocks 0.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 10.9%
Minnesota 8.6%
Illinois 6.2%
Wisconsin 5.1%
Colorado 4.9%
New Jersey 4.8%
Missouri 4.0%
Arizona 3.6%
Alabama 3.5%
Virginia 3.2%
Ohio 3.1%
Iowa 3.0%
California 2.8%
North Carolina 2.7%
Washington 2.5%
Florida 2.5%
New York 2.5%
Massachusetts 2.4%
Indiana 2.2%
Kentucky 1.9%
Other 19.6%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Yields
as of September 30, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen All-American Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 3.25% 2.53% 3.62% 3.63%
SEC 30-Day Yield 3.84% 3.19% 4.26% 4.22%
Taxable-Equivalent Yield (40.8%)
2
6.48% 5.39% 7.19% 7.13%
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.28% 1.49% 2.56%
SEC 30-Day Yield 2.79% 2.06% 3.08%
Taxable-Equivalent Yield (40.8%)
2
4.70% 3.47% 5.18%
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.05% 0.29% 1.31%
SEC 30-Day Yield 2.14% 1.38% 2.39%
Taxable-Equivalent Yield (40.8%)
2
3.61% 2.33% 4.04%
Nuveen Short Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 0.97% 0.19% 1.19%
SEC 30-Day Yield 2.27% 1.53% 2.53%
Taxable-Equivalent Yield (40.8%)
2
3.82% 2.58% 4.26%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2022.
The beginning of the period is April 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $891.44 $887.55 $892.32 $892.05
Expenses Incurred During the Period $3.13 $6.91 $2.04 $2.18
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.76 $1,017.75 $1,022.91 $1,022.76
Expenses Incurred During the Period $3.35 $7.38 $2.18 $2.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.65%, 1.45%, 0.42% and 0.45% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $939.84 $936.01 $941.16
Expenses Incurred During the Period $3.16 $7.04 $2.19
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.81 $1,017.80 $1,022.81
Expenses Incurred During the Period $3.29 $7.33 $2.28
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.65%, 1.45% and 0.45% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Limited Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $969.91 $965.97 $970.89
Expenses Incurred During the Period $2.96 $6.90 $1.98
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,022.06 $1,018.05 $1,023.06
Expenses Incurred During the Period $3.04 $7.08 $2.03
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.60%, 1.40% and 0.40% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $982.94 $978.08 $982.91
Expenses Incurred During the Period $3.43 $7.39 $2.44
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.61 $1,017.60 $1,022.61
Expenses Incurred During the Period $3.50 $7.54 $2.48
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.69%, 1.49% and 0.49% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen All-American Municipal Bond Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 103.0%
X
5,589,205,805 MUNICIPAL BONDS - 102.0%
X 5,589,205,805
Alabama - 1.0%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Seri es 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3 $ 3,219,685
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3 3,141,250
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B   2,039,120
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,167,503
10,000 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 3.000%, 2/01/46
8/31 at 100.00 A-   6,580,900
4,500 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BBB   4,545,810
2,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB   3,003,896
14,175 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds,
Series 2016A, 5.000%, 9/01/46
No Opt. Call A2   13,593,967
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   491,710
17,025 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   14,382,209
62,220 Total Alabama 55,166,050
Alaska - 0.1%
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
2,000 4.000%, 4/01/30 4/29 at 100.00 A+ 1,990,780
3,970 4.000%, 4/01/31 4/29 at 100.00 A+ 3,924,027
615 4.000%, 4/01/34 4/29 at 100.00 A+ 575,222
205 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/50
6/31 at 100.00 BBB+   164,757
6,790 Total Alaska 6,654,786
Arizona - 2.1%
1,500 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   1,468,425
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,100 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,067,297
1,000 5.375%, 7/01/50, 144A 7/26 at 100.00 BB 982,220

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
20
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB   $ 1,119,513
585 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+   474,599
20,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   13,586,000
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series
2020A:
4,625 3.000%, 2/01/45, (UB) (4) 2/30 at 100.00 AA- 3,210,675
10,100 4.000%, 2/01/50 2/30 at 100.00 AA- 8,501,978
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
1,150 4.000%, 7/01/29, 144A No Opt. Call BB+ 1,081,506
1,175 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+ 1,065,678
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+ 1,269,075
935 5.000%, 9/01/42 9/28 at 100.00 A+ 930,362
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and
2017, Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA   2,621,000
115 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (5) 117,096
Phoenix Civic Improvement Corporation, Arizona, Rental
Car Facility Charge Revenue Bonds, Series 2019A:
1,930 5.000%, 7/01/28 No Opt. Call A3 2,057,303
3,340 5.000%, 7/01/29 No Opt. Call A3 3,591,970
3,560 5.000%, 7/01/30 7/29 at 100.00 A3 3,819,488
5,775 5.000%, 7/01/31 7/29 at 100.00 A3 6,172,435
1,500 5.000%, 7/01/33 7/29 at 100.00 A3 1,583,805
6,380 5.000%, 7/01/36 7/29 at 100.00 A3 6,649,300
1,000 5.000%, 7/01/38 7/29 at 100.00 A3 1,038,350
1,000 5.000%, 7/01/39 7/29 at 100.00 A3 1,036,080
7,295 4.000%, 7/01/45 7/29 at 100.00 A3 5,983,505
7,200 5.000%, 7/01/45 7/29 at 100.00 A3 7,364,088
Phoenix Civic Improvement Corporation, Arizona,
Revenue Bonds, Civic Plaza Expansion Project, Series
2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA 1,859,368
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA 6,872,040
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward
Delivery:
1,710 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 1,335,066
2,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 1,425,680
2,285 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 1,561,843
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   402,012

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,720 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (4)
4/31 at 100.00 A   $ 1,773,168
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3 1,034,610
13,155 5.000%, 12/01/32 No Opt. Call A3 13,263,003
7,675 5.000%, 12/01/37 No Opt. Call A3 7,562,024
124,860 Total Arizona 113,880,562
Arkansas - 0.5%
8,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   7,278,392
6,640 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3   5,393,606
9,730 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 Ba3   8,229,634
Arkansas Development Finance Authority, Revenue
Bonds, Baptist Memorial Health Care, Refunding Series
2020B-1:
1,300 5.000%, 9/01/37 9/30 at 100.00 BBB+ 1,290,445
1,000 5.000%, 9/01/38 9/30 at 100.00 BBB+ 985,220
1,700 5.000%, 9/01/40 9/30 at 100.00 BBB+ 1,649,595
4,000 5.000%, 9/01/44 9/30 at 100.00 BBB+ 3,749,200
32,415 Total Arkansas 28,576,092
California - 13.7%
9,715 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (6)
5/40 at 100.00 Aa3   6,127,348
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%,
4/01/38
4/27 at 100.00 AA-   9,486,800
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   2,026,600
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   5,501,077
17,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   12,088,386
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   21,733,957
7,395 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R   6,311,337
695 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB-   657,776
12,675 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   2,080,728

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
22
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,450 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 A2   $ 4,798,889
10,000 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 A1   10,008,900
1,670 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+   1,645,217
1,860 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 BBB+   1,567,850
3,015 California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA   3,037,974
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA 1,472,883
1,105 5.000%, 2/01/31 2/27 at 100.00 AA 1,161,808
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47 - BAM Insured
6/30 at 100.00 AA   9,159,827
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA-   485,635
2,185 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (5) 2,214,476
9,405 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+   8,131,359
1,940 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers' Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/49
8/29 at 100.00 AA   1,986,230
California Infrastructure and Economic Development
Bank, Revenue Bonds, California Science Center Phase III
Project, Green Series 2021B:
4,000 4.000%, 5/01/46 11/31 at 100.00 A- 3,519,760
1,315 4.000%, 5/01/51 11/31 at 100.00 A- 1,136,923
7,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 A-   6,358,421
5,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 4.000%, 7/01/50
7/30 at 100.00 A2   4,418,600
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,810,336
2,425 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 2,244,071
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   553,410
1,495 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB   1,350,613
California Municipal Finance Authority, Revenue Bonds,
Biola University, Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1 489,430
1,165 5.000%, 10/01/30 10/27 at 100.00 Baa1 1,209,351

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
$ 2,745 5.000%, 7/01/42 7/27 at 100.00 Baa2 $ 2,707,723
12,385 5.000%, 7/01/47 7/27 at 100.00 Baa2 12,012,583
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2   4,932,100
34,325 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB-   33,435,983
6,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB-   6,467,647
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,000 5.000%, 11/01/30 11/26 at 100.00 BBB- 1,014,540
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,064,690
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
1,750 5.000%, 2/01/42 2/27 at 100.00 A- 1,737,155
8,875 5.000%, 2/01/47 2/27 at 100.00 A- 8,803,734
3,965 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 7/01/37, (AMT), 144A
1/23 at 100.00 BBB   3,867,778
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authority Desalination Project Pipeline, Refunding Series
2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB 1,540,094
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB 583,526
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB-   1,464,166
California Public Finance Authority, Senior Living
Revenue Bonds, Enso Village, Refunding Green Series
2021A:
1,250 5.000%, 11/15/46, 144A 11/29 at 102.00 N/R 1,045,712
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R 352,902
1,475 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2   1,279,149
California State University, Systemwide Revenue Bonds,
Series 2018A:
16,245 5.000%, 11/01/48 11/28 at 100.00 Aa2 16,882,292
17,385 5.000%, 11/01/50 11/28 at 100.00 N/R 18,051,193
12,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46
8/26 at 100.00 Aa2   12,397,680
3,960 California State, General Obligation Bonds, Various Purpose Series
2019, 5.000%, 4/01/49
4/29 at 100.00 Aa2   4,164,019
1,600 California State, General Obligation Bonds, Various Purpose Series
2020, 4.000%, 3/01/46
3/30 at 100.00 Aa2   1,465,888
7,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB   7,794,097

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
24
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
$ 1,100 5.000%, 12/01/41, 144A 6/26 at 100.00 BB $ 1,022,692
3,365 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 3,070,293
9,915 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 9,184,959
2,350 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42
3/28 at 100.00 A+   2,349,953
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A   605,340
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+   2,874,277
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Series 2020A:
1,000 4.000%, 9/02/28 No Opt. Call N/R 964,500
700 5.000%, 9/02/40 9/30 at 100.00 N/R 698,565
California Statewide Communities Development
Authority, Student Housing Revenue Bonds, University
of California, Irvine East Campus Apartments, Phase IV-A
CHF-Irvine, LLC, Series 2017:
6,750 5.000%, 5/15/50 5/27 at 100.00 Baa1 6,562,485
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
29 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R 28,784
185 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R 184,914
70 5.500%, 7/01/39 2039 2039 (7),(8) 1/22 at 100.00 N/R 69,779
1,140 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Election 2018 Series 2019A, 3.000%,
6/01/37
6/28 at 100.00 AA   922,967
10,275 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   7,506,915
1,610 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1,
3.200%, 9/01/46, 144A
9/31 at 100.00 N/R   1,134,100
14,350 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-
2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   10,690,176
El Monte Union High School District, Los Angeles County,
California, General Obligation Bonds, Election 2018
Capital Appreciation Series 2021E:
3,085 0.000%, 6/01/43 6/30 at 73.43 AAA 1,065,621
3,100 0.000%, 6/01/44 6/30 at 71.61 AAA 1,009,112
3,170 0.000%, 6/01/45 6/30 at 69.61 AAA 975,028
2,465 0.000%, 6/01/46 6/30 at 67.73 AAA 717,685
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Refunding Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R   6,115,210
Foothill/Eastern Transportation Corridor Agency,
California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2015A:
1,695 0.000%, 1/15/33 No Opt. Call A- 1,020,814
10,000 0.010%, 1/15/35 - AGM Insured No Opt. Call AA 5,588,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Glendale Community College District, Los Angeles
County, California, General Obligation Bonds, Election
2016 Taxable Refunding Series 2020B:
$ 2,440 0.000%, 8/01/40 2/30 at 73.53 Aa2 $ 979,391
4,865 0.000%, 8/01/44 2/30 at 64.38 Aa2 1,546,827
4,725 0.000%, 2/01/45 2/30 at 63.32 Aa2 1,459,600
80,525 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   7,070,900
9,000 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA   9,497,790
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   1,912,225
2,750 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-1
Improvement Area 1 Mountain House School Facilities, Series 2017,
5.000%, 9/01/42
9/27 at 100.00 N/R   2,777,335
Long Beach, California, Harbor Revenue Bonds, Series
2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA 1,658,624
1,400 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA 1,445,850
1,410 5.000%, 5/15/40, (AMT) 5/27 at 100.00 AA 1,444,489
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/40
11/29 at 100.00 Aa2   6,327,300
15,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 Aa3   15,277,059
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 Aa3   10,005,300
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2018D:
7,500 5.000%, 7/01/43 7/28 at 100.00 Aa2 7,805,775
6,000 5.000%, 7/01/48 7/28 at 100.00 Aa2 6,214,500
12,555 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 Aa2   13,258,457
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 Aa2   1,047,890
Los Angeles Department of Water and Power, California,
Water System Revenue Bonds, Series 2022C:
10,460 5.000%, 7/01/39 7/32 at 100.00 AA 11,318,348
5,000 5.000%, 7/01/40 7/32 at 100.00 AA 5,384,300
8,080 5.000%, 7/01/41 7/32 at 100.00 AA 8,675,658
18,750 5.000%, 7/01/43 7/32 at 100.00 Aa2 20,011,687
7,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 AA+   7,761,450
7,475 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%,
7/01/38
1/28 at 100.00 AA+   7,920,361
Los Angeles, California, Wastewater System Revenue
Bonds, Green Subordinate Series 2018A:
9,320 5.000%, 6/01/43 6/28 at 100.00 AA 9,762,141
16,990 5.000%, 6/01/48 6/28 at 100.00 AA 17,641,566

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
26
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA   $ 2,671,425
500 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%,
9/01/31
10/22 at 100.00 A   501,315
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
12/22 at 100.00 AA-   1,004,900
1,160 Merced Union High School District, Merced County, California, General
Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44
8/28 at 66.35 Aa3   399,040
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   2,648,003
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A 3,314,556
2,500 6.500%, 11/01/39 No Opt. Call A 2,891,025
6,195 Oceanside Unified School District, San Diego County, California,
General Obligation Bonds, Refunding Capital Appreciation, Series
2020, 0.010%, 8/01/43 - AGM Insured
8/28 at 66.68 AA   2,287,256
3,075 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
10/22 at 100.00 N/R  (5) 3,139,267
Orange County, California, Special Tax Bonds,
Community Facilities District 2016-1 Esencia Village,
Series 2016A:
1,250 5.000%, 8/15/41 8/26 at 100.00 N/R 1,264,150
2,000 5.000%, 8/15/46 8/26 at 100.00 N/R 2,012,140
2,250 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 Aa2   2,067,008
Palm Desert Redevelopment Agency, California,
Successor Agency Redevelopment Project Area, Series
2017A:
500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA 531,875
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA 533,325
5,325 Placentia-Yorba Linda Unified School District, Orange County, California,
General Obligation Bonds, Series 2011D, 0.000%, 8/01/41
No Opt. Call Aa2   2,123,131
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2   3,675,151
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call Aa2   2,270,840
15,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 - AGM
Insured (6)
8/36 at 100.00 AA   15,907,500
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
2,665 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA 2,785,778
1,320 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA 1,388,270
1,895 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (4)
6/31 at 100.00 A-   1,567,771

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 AA-   $ 6,135,302
1,680 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   1,702,361
605 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R   621,976
Sacramento County, California, Airport System Revenue
Bonds, Refunding Senior Series 2018C:
7,305 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A 7,409,827
3,000 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A 3,036,090
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A 5,038,050
740 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/23 at 100.00 N/R   744,529
6,500 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A, 4.000%,
7/01/37
7/29 at 100.00 A+   6,071,975
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
11,020 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 11,020,441
2,500 5.000%, 7/01/47 7/27 at 100.00 A+ 2,516,875
8,500 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 A2   8,371,480
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3   7,288,153
San Diego Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA 1,901,702
6,160 5.000%, 9/01/40 9/26 at 100.00 AA 6,412,930
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Series 2010C:
2,800 0.000%, 7/01/42 No Opt. Call Aa2 1,062,432
1,350 0.000%, 7/01/43 No Opt. Call Aa2 483,489
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A1   10,032,000
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2017A:
5,050 5.000%, 5/01/42, (AMT) 5/27 at 100.00 A1 5,025,255
17,715 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+ 17,547,948
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%,
5/01/48, (AMT)
5/28 at 100.00 A1   2,999,940
21,635 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 A1   21,636,082
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB+   13,338,570
10,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
9/01/41 (6)
9/36 at 100.00 Aaa   8,703,000

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
28
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   $ 278,946
3,500 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB   3,395,805
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 AA   5,439,000
Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call AA 2,156,756
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call AA 1,124,267
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call AA 2,239,699
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community
Facilities District 2015-1, Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R 1,440,062
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R 1,212,700
11,250 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2   8,256,938
898,549 Total California 750,036,121
Colorado - 5.1%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R   2,240,600
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   803,686
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 4.000%, 12/01/29 9/24 at 103.00 N/R 460,260
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R 1,185,825
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R 1,145,340
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R   464,830
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   441,505
750 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   623,970
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
7,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 6,898,290
9,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 8,010,900
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
6/23 at 100.00 A+   1,463,065
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
10/22 at 100.00 BB+   2,067,416

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   $ 3,100,678
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   1,270,808
9,985 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+   8,295,039
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
4,775 5.000%, 8/01/44 8/29 at 100.00 BBB+ 4,632,944
15,000 4.000%, 8/01/49 8/29 at 100.00 BBB+ 12,026,550
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (5) 734,838
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (5) 6,417,695
14,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 Aa1   14,448,280
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   2,685,870
1,750 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   1,606,482
8,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 Aa2   8,409,200
1,000 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%,
12/01/39, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R  (5) 1,005,450
786 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R   710,882
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   462,995
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
3,350 5.500%, 11/15/42, (AMT) 11/32 at 100.00 AA- 3,536,126
2,680 5.500%, 11/15/53, (AMT) 11/32 at 100.00 AA- 2,767,180
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+   5,011,900
18,390 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/35, (AMT)
12/28 at 100.00 A+   18,623,737
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA-   20,101,575
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
2,250 5.000%, 12/01/26 No Opt. Call Baa2 2,315,880
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,192,162
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2 3,358,392
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2 5,027,122
565 5.000%, 12/01/34 12/26 at 100.00 Baa2 566,204

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
30
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
$ 505 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R $ 450,218
500 5.000%, 12/01/49, 144A 9/24 at 103.00 N/R 419,320
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
20 0.010%, 9/01/29 - NPFG Insured No Opt. Call A 14,993
395 0.010%, 9/01/30 - NPFG Insured No Opt. Call A 281,856
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 12,819
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 15,134
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A   8,106,141
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3   1,211,875
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,555 5.250%, 12/01/24 No Opt. Call N/R 1,533,945
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R 1,230,329
Fossil Ridge Metropolitan District 3, Lakewood, Jefferson
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
1,000 2.250%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 694,640
750 2.375%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 522,990
845 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   751,298
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,681,280
3,858 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   3,737,939
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   1,592,296
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R 1,588,300
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R 1,736,087
2,145 Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, 5.000%, 12/01/45, (Pre-refunded
12/01/25)
12/25 at 100.00 Aa2  (5) 2,252,336
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,254,189
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R 4,648,347
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R 14,027,737
620 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   623,615

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 - AGM
Insured
12/29 at 100.00 AA   $ 3,021,655
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   743,107
6,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R   5,953,311
2,425 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   2,214,025
4,250 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   3,848,035
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R   2,483,975
13,580 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   15,494,916
2,170 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA-   2,302,913
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   2,056,742
1,175 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   1,046,009
775 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   513,918
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
1,350 3.000%, 7/15/37 1/31 at 100.00 A- 1,035,612
2,000 4.000%, 7/15/39 No Opt. Call A- 1,761,000
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R   438,480
2,380 South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2019,
4.000%, 12/01/44 - AGM Insured
12/29 at 100.00 AA   2,087,760
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series
2019A:
555 4.000%, 12/01/29 12/24 at 103.00 N/R 510,295
500 5.000%, 12/01/38 12/24 at 103.00 N/R 458,200
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3   591,134
1,310 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%,
12/01/49
9/24 at 103.00 N/R   1,135,862

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
32
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
$ 1,860 4.375%, 12/01/30 9/24 at 103.00 N/R $ 1,708,447
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R 1,904,027
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R 3,146,125
5,356 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   3,804,474
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 486,795
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R 1,942,040
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R 4,760,350
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   2,871,470
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   2,331,639
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,901,910
294,180 Total Colorado 277,055,586
Connecticut - 0.6%
3,065 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut State University System, Series 2019Q-2, 5.000%,
11/01/30
11/29 at 100.00 Aa3   3,352,129
4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   3,374,640
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB   748,320
4,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA   3,638,160
11,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA-   11,002,200
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA-   1,734,195
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 5/30 at 100.00 AA- 2,389,425
2,550 4.000%, 5/01/39 5/30 at 100.00 AA- 2,395,853
6,500 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   6,525,350
36,650 Total Connecticut 35,160,272
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BB   1,828,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
Delaware Health Facilities Authority, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
$ 1,905 4.375%, 6/01/48 12/28 at 100.00 BBB $ 1,639,424
8,300 5.000%, 6/01/48 12/28 at 100.00 BBB 8,158,568
600 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/58
1/28 at 100.00 BB-   495,438
12,805 Total Delaware 12,122,330
District of Columbia - 0.9%
440 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Green Series 2019A, 5.000%, 10/01/38
10/29 at 100.00 AA+   465,872
District of Columbia, Income Tax Secured Revenue
Bonds, Series 2022A:
13,960 5.000%, 7/01/47 7/32 at 100.00 Aa1 14,687,874
8,290 5.500%, 7/01/47 7/32 at 100.00 Aa1 9,117,840
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Refunding &
Subordinate Lien Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A- 441,696
1,635 4.000%, 10/01/38 10/29 at 100.00 A- 1,468,671
5,210 4.000%, 10/01/49, (UB) (4) 10/29 at 100.00 A- 4,382,756
2,890 4.000%, 10/01/53, (UB) 10/29 at 100.00 A- 2,399,972
3,745 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC
Insured
No Opt. Call AA   2,525,778
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,470 5.000%, 10/01/33, (AMT) 10/28 at 100.00 Aa3 8,703,602
3,000 5.000%, 10/01/34, (AMT) 10/28 at 100.00 Aa3 3,070,710
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 Aa3 3,055,230
1,260 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/36
10/30 at 100.00 AA   1,175,580
52,380 Total District of Columbia 51,495,581
Florida - 7.4%
Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A:
300 5.000%, 11/15/23 No Opt. Call BBB 303,255
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB 2,314,467
400 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
10/22 at 100.00 N/R   400,012
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019A:
12,950 5.000%, 9/01/44 9/29 at 100.00 A1 13,002,188
1,130 5.000%, 9/01/49 9/29 at 100.00 A1 1,130,712
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
2,250 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 0 2,084,625
9,870 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 0 8,960,776

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
34
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
$ 1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R $ 1,034,472
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R 226,233
8,450 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R 7,410,396
2,845 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R 2,438,706
Capital Trust Agency, Florida, Multifamily Housing
Revenue Bonds, The Gardens Apartments Project, Series
2015A:
1,500 4.750%, 7/01/40 7/25 at 100.00 CCC+ 1,154,880
1,380 5.000%, 7/01/50 7/25 at 100.00 CCC+ 1,016,467
11,353 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(7)
6/28 at 100.00 N/R   2,384,175
Capital Trust Agency, Florida, Revenue Bonds,
Renaissance Charter School Project, Series 2019A:
470 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 434,393
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 520,992
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 533,640
7,060 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2016B, 4.000%, 7/01/39
7/26 at 100.00 A+   6,483,480
6,130 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   5,294,788
1,125 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   1,151,640
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   943,150
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
2,235 4.000%, 8/15/45 - AGM Insured, (UB) (4) 2/30 at 100.00 0 1,857,889
16,405 4.000%, 8/15/50 2/30 at 100.00 BBB+ 12,734,709
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.750%, 7/01/47, 144A
7/27 at 101.00 N/R   1,915,880
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
1,070 5.000%, 6/15/50 6/27 at 100.00 BBB 1,040,768
1,700 5.000%, 6/15/55 6/27 at 100.00 BBB 1,620,083
1,570 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.125%, 6/15/46, 144A
6/25 at 100.00 N/R   1,598,448
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (5) 2,071,440
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   1,520,175
315 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   274,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 83,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   $ 71,736,070
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/22 at 102.00 N/R 17,317,300
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/22 at 103.00 N/R 34,596,072
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/22 at 103.00 N/R 1,703,940
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   24,407,750
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R 418,950
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,321,080
11,185 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Rollins College Project, Refunding Series 2020A, 3.000%,
12/01/48, (UB) (4)
12/30 at 100.00 0   7,201,239
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   790,658
23,765 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 A   18,420,251
6,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A   5,502,705
Jacksonville, Florida, Special Revenue Bonds, Refunding
Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA 6,693,022
3,930 5.250%, 10/01/47 10/27 at 100.00 AA 4,161,713
475 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
10/22 at 100.00 BB-   475,019
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
875 5.500%, 6/15/32, 144A 10/22 at 100.00 BB- 875,052
1,375 5.750%, 6/15/42, 144A 10/22 at 100.00 BB- 1,373,254
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
4,950 3.000%, 11/15/51 11/31 at 100.00 A- 3,082,167
9,060 4.000%, 11/15/51 11/31 at 100.00 A- 7,245,191
6,340 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA   6,435,861
4,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB) (4)
8/31 at 100.00 A   3,648,323
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+   875,661

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
36
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A   $ 12,199,390
Miami-Dade County, Florida, General Obligation Bonds,
Public Health Trust Program Series 2018A:
6,990 5.000%, 7/01/46 7/29 at 100.00 AA 7,230,177
7,575 5.000%, 7/01/47 7/29 at 100.00 AA 7,829,444
6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call A2   2,141,880
325 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB+   310,710
1,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R   737,900
Pinellas County Industrial Development Authority,
Florida, Industrial Development Revenue Bonds,
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc., Project, Series 2019:
495 5.000%, 7/01/29 No Opt. Call N/R 499,024
180 5.000%, 7/01/39 7/29 at 100.00 N/R 170,595
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   5,318,874
1,001 Riverbend West Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   946,646
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy
Pointe At UCF Project, Series 2019A:
5,000 5.250%, 11/15/39 11/26 at 103.00 N/R 4,227,250
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R 837,426
5,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 AA   4,987,458
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
5,000 5.000%, 8/15/31 8/27 at 100.00 AA- 5,277,650
4,000 4.000%, 8/15/47 8/27 at 100.00 AA- 3,404,280
3,655 5.000%, 8/15/47 8/27 at 100.00 AA- 3,686,579
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.000%, 7/01/29
1/24 at 100.00 A-   504,315
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
17,442 0.000%, 9/01/45 9/30 at 54.56 A+ 5,008,296
19,935 0.000%, 9/01/49 9/30 at 46.08 A+ 4,535,810
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
440 4.000%, 7/01/38 7/30 at 100.00 A2 399,274
445 4.000%, 7/01/45 7/30 at 100.00 A2 383,198
12,685 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42 - BAM Insured
7/28 at 100.00 AA   11,545,506
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
10/22 at 100.00 N/R   234,876

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 290 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
10/22 at 100.00 N/R   $ 3
2,650 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured,
144A
5/32 at 100.00 AA   2,343,872
Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Embry-Riddle Aeronautical University,
Refunding Series 2017:
2,380 5.000%, 10/15/42 10/27 at 100.00 A+ 2,423,411
3,000 5.000%, 10/15/47 10/27 at 100.00 A+ 3,033,510
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   13,080,340
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2016:
470 5.125%, 5/01/36 5/28 at 100.00 N/R 461,150
930 5.500%, 5/01/46 5/28 at 100.00 N/R 918,124
490,171 Total Florida 406,815,935
Georgia - 0.7%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,500 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,325,000
1,000 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 530,000
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 Aa3   1,788,780
11,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   12,377,032
27,265 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds, First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   20,880,900
Georgia Municipal Electric Authority, Plant Vogtle Units 3
& 4 Project M Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A 1,277,850
700 5.000%, 1/01/36 7/28 at 100.00 A 711,816
590 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1   601,570
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/28
No Opt. Call A+   1,051,910
47,970 Total Georgia 40,544,858
Guam - 0.1%
2,020 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1   1,636,099
Guam A.B. Won Pat International Airport Authority,
Revenue Bonds, Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (5) 856,685
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 795,126
1,475 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A-   1,478,968
5,105 Total Guam 4,766,878

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
38
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 0.1%
$ 1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   $ 1,511,700
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   1,005,710
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+   4,543,591
7,045 Total Hawaii 7,061,001
Idaho - 0.2%
Idaho Health Facilities Authority, Revenue Bonds,
Madison Memorial Hospital Project, Refunding Series
2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+ 1,876,616
205 5.000%, 9/01/37 9/26 at 100.00 BB+ 205,275
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
2,435 5.000%, 3/01/36 9/28 at 100.00 A- 2,489,349
2,250 5.000%, 3/01/37 9/28 at 100.00 A- 2,260,125
1,290 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A,
4.000%, 7/15/39
7/31 at 100.00 A+   1,177,538
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series
2016A, 5.000%, 12/01/38, 144A
12/26 at 100.00 BBB-   1,972,260
10,480 Total Idaho 9,981,163
Illinois - 7.8%
1,330 Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, School Series 2017, 5.000%, 2/01/36 - AGM Insured
2/27 at 100.00 AA   1,389,677
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A-   70,665,228
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 BB   582,837
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB   1,223,153
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540 5.000%, 12/01/34 12/22 at 100.00 BB 4,340,285
3,000 4.000%, 12/01/35 12/22 at 100.00 BB 2,643,870
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB   1,994,840
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB   37,473,664
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/40
12/30 at 100.00 BB   1,941,840
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,250 5.000%, 12/01/45, (UB) (4) 12/29 at 100.00 A+ 1,253,512
2,220 4.000%, 12/01/50, (UB) (4) 12/29 at 100.00 A+ 1,831,789
1,815 5.000%, 12/01/55, (UB) (4) 12/29 at 100.00 A+ 1,776,377
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   17,849,475

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,120 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R   $ 1,122,990
6,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/53
1/29 at 100.00 A   6,154,635
3,715 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 4.000%, 1/01/36
1/30 at 100.00 A   3,460,523
6,820 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020C, 4.000%, 1/01/38
1/30 at 100.00 A+   6,243,846
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A   3,156,373
900 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 BBB+   881,379
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   9,109,653
920 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2003B, 5.500%, 1/01/33
1/25 at 100.00 BBB+   923,754
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40
1/25 at 100.00 BBB+   13,801,693
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42
1/25 at 100.00 BBB+   7,564,768
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
2,260 5.000%, 1/01/24 No Opt. Call BBB+ 2,284,521
935 5.000%, 1/01/25 No Opt. Call BBB+ 951,793
2,500 5.000%, 1/01/29 1/26 at 100.00 BBB+ 2,490,675
705 5.000%, 1/01/35 1/26 at 100.00 BBB+ 686,071
2,175 5.000%, 1/01/38 1/26 at 100.00 BBB+ 2,162,515
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2020A:
50 5.000%, 1/01/27 No Opt. Call BBB+ 50,975
6,000 5.000%, 1/01/30 No Opt. Call BBB+ 6,039,360
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39
1/25 at 100.00 BBB+   2,206,666
715 Chicago, Illinois, General Obligation Bonds, Variable Rate Demand
Series 2007F, 5.500%, 1/01/42
1/25 at 100.00 BBB+   717,166
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A   3,019,650
7,595 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1   5,286,424
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A   4,341,550
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
2,450 4.000%, 10/01/40 10/30 at 100.00 BBB+ 2,043,422
4,590 4.000%, 10/01/55 10/30 at 100.00 BBB+ 3,474,355
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 BBB-   636,804
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3   10,673,253

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
40
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 AA-   $ 12,308,893
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,645 5.000%, 8/15/32 8/30 at 100.00 AA- 1,743,848
1,250 5.000%, 8/15/33 8/30 at 100.00 AA- 1,315,313
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,567,454
7,500 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020A, 3.000%, 5/15/50
11/30 at 100.00 A   4,837,350
895 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A-   908,273
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA-   18,123
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3   1,108,702
8,760 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA-   7,446,000
13,319 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47 2022 01
3/26 at 100.00 Aaa   12,975,469
2,230 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (4)
9/22 at 100.00 0   2,230,401
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA   7,500,918
Illinois State, General Obligation Bonds, December
Series 2017A:
5,000 5.000%, 12/01/24 No Opt. Call BBB 5,084,450
1,560 5.000%, 12/01/32 12/27 at 100.00 BBB 1,573,993
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB   3,272,599
3,495 Illinois State, General Obligation Bonds, March Series 2021A, 4.000%,
3/01/39
3/31 at 100.00 BBB   2,973,511
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB   3,512,845
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB   11,312,967
Illinois State, General Obligation Bonds, November
Series 2017D:
11,625 5.000%, 11/01/27 No Opt. Call BBB 11,887,957
3,000 5.000%, 11/01/28 11/27 at 100.00 BBB 3,059,070
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call BBB   2,046,720
1,440 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28 7/23 at 100.00 BBB   1,450,008
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB+   5,033,502
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
7,385 4.000%, 6/15/50 12/29 at 100.00 BBB+ 5,678,179
7,000 5.000%, 6/15/50 12/29 at 100.00 BBB+ 6,555,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52 -
BAM Insured
12/31 at 100.00 AA   $ 1,960,450
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2015A:
2,500 0.000%, 12/15/52 - BAM Insured No Opt. Call AA 502,600
1,225 5.000%, 6/15/53 12/25 at 100.00 BBB+ 1,140,757
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA 5,313,600
22,500 0.000%, 12/15/37 - NPFG Insured No Opt. Call BBB+ 10,070,550
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,858,898
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+   4,796,076
1,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/36
1/28 at 100.00 AA-   1,027,270
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 14,182,617
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 3,563,866
5,000 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2013A, 4.000%, 4/01/32
4/23 at 100.00 A+   4,703,100
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A-   7,578,055
455,777 Total Illinois 427,550,965
Indiana - 1.8%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,667,160
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA-   6,595,932
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 N/R   676,599
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 3,724,914
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 6,084,903
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A2   4,288,900
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2020A, 4.000%,
6/01/50
6/30 at 100.00 A2   4,143,100
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1   1,650,627
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   1,993,650

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
42
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 640 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B-   $ 619,872
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   15,529,323
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA   8,143,040
2,200 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 AA+   2,200,352
Indianapolis Local Public Improvement Bond Bank,
Indiana, Community Justice Campus Bonds, Courthouse
& Jail Project, Series 2019A:
6,490 5.000%, 2/01/44 2/29 at 100.00 AAA 6,775,495
23,520 5.000%, 2/01/49 2/29 at 100.00 AAA 24,318,739
Valparaiso, Indiana, Exempt Facilities Revenue Bonds,
Pratt Paper LLC Project, Series 2013:
105 5.875%, 1/01/24, (AMT) No Opt. Call N/R 106,618
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 9,444,936
98,920 Total Indiana 97,964,160
Iowa - 0.1%
1,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 AA-   855,180
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/22 at 100.00 BBB-   1,791,220
3,000 Total Iowa 2,646,400
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,460,865
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba1 1,242,371
1,500 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   1,309,065
4,320 Total Kansas 4,012,301
Kentucky - 1.3%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB+   202,770
3,325 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   2,453,351
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1   5,219,917
Kentucky Bond Development Corporation, Transient
Room Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
2,545 5.000%, 9/01/43 9/28 at 100.00 A2 2,629,952
2,600 5.000%, 9/01/48 9/28 at 100.00 A2 2,673,528
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 AA   6,563,031

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+   $ 5,821,500
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,745 5.000%, 7/01/27 7/25 at 100.00 BBB+ 2,768,772
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,101,932
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+ 5,567,517
2,175 5.000%, 1/01/45 7/25 at 100.00 BBB+ 2,046,153
Kentucky Municipal Power Agency, Power System
Revenue Bonds, Prairie State Project, Refunding Series
2020A. Forward Delivery:
1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1 1,050,470
725 5.000%, 9/01/35 9/29 at 100.00 Baa1 758,908
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 A1 2,079,480
2,500 5.000%, 5/01/36 5/28 at 100.00 A1 2,594,900
4,000 5.000%, 5/01/37 5/28 at 100.00 A1 4,141,280
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 122, Series 2019A:
1,000 4.000%, 11/01/35 11/28 at 100.00 A1 972,140
1,250 4.000%, 11/01/36 11/28 at 100.00 A1 1,207,450
760 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/46 - BAM Insured
11/31 at 100.00 AA   672,813
Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc,
Series 2016A:
5,735 5.000%, 10/01/31 10/26 at 100.00 A+ 5,857,844
2,785 4.000%, 10/01/35 10/26 at 100.00 A+ 2,598,488
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+   3,850,877
8,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-2, 3.018%, 12/01/49, (Mandatory Put 6/01/25) (1-Month
LIBOR*0.67% reference rate + 1.300% spread) (9)
3/25 at 100.00 A1   7,847,760
75,785 Total Kentucky 71,680,833
Louisiana - 1.2%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
2,770 5.000%, 12/01/25 No Opt. Call BB 2,809,639
1,455 5.000%, 12/01/26 No Opt. Call BB 1,479,822
1,525 5.000%, 12/01/27 No Opt. Call BB 1,554,280
1,605 5.000%, 12/01/28 No Opt. Call BB 1,640,101
2,930 5.000%, 12/01/29 No Opt. Call BB 2,999,763
1,700 5.000%, 12/01/34 12/29 at 100.00 BB 1,699,762
2,625 5.000%, 12/01/39 12/29 at 100.00 BB 2,546,854
22,955 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   23,160,218
285 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50, (Pre-refunded
4/01/30)
4/30 at 100.00 N/R  (5) 294,661

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
44
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A   $ 1,994,008
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (5) 1,079,642
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 A   6,619,590
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   2,131,840
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   534,270
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   6,848,536
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,007,909
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   1,531,051
1,225 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/38
2/31 at 100.00 A-   1,040,858
62,410 Total Louisiana 62,972,804
Maine - 0.1%
4,755 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A+   3,998,765
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB)
11/30 at 100.00 AA+   868,372
Portland, Maine, General Airport Revenue Bonds,
Refunding Series 2013:
460 5.000%, 7/01/26 7/23 at 100.00 BBB+ 464,384
1,000 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,009,430
7,635 Total Maine 6,340,951
Maryland - 0.6%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC   8,710,600
1,015 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   937,231
725 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   669,059
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series
2019A:
450 5.000%, 6/01/44, (AMT) 6/29 at 100.00 Baa3 454,036
900 5.000%, 6/01/49, (AMT) 6/29 at 100.00 Baa3 904,581
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (4)
2/25 at 100.00 0   14,365,068

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Stadium Authority, Lease Revenue Bonds, Built
To Learn, Series 2022A:
$ 6,595 4.000%, 6/01/47, (UB) 6/32 at 100.00 AA $ 5,643,539
3,405 4.000%, 6/01/52, (UB) 6/32 at 100.00 AA 2,843,073
37,440 Total Maryland 34,527,187
Massachusetts - 2.3%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AA   5,760,401
1,000 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%,
10/01/57, 144A
10/22 at 105.00 BB+   1,015,870
4,350 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37,
144A (7)
10/22 at 100.00 N/R   1,609,500
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315 5.000%, 7/01/31 7/29 at 100.00 A 1,377,620
1,250 5.000%, 7/01/32 7/29 at 100.00 A 1,305,063
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
1,200 5.000%, 7/01/35 7/26 at 100.00 BBB 1,209,780
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB 5,597,043
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 BBB   3,386,674
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
10,000 5.000%, 7/01/43 7/28 at 100.00 A 9,932,500
6,750 5.000%, 7/01/53 7/28 at 100.00 A 6,682,703
10,410 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A, 5.000%, 1/01/47
1/27 at 100.00 BBB+   10,142,047
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   1,467,135
1,035 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 4.875%, 1/01/24
1/23 at 100.00 BBB   1,039,419
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
1,235 5.000%, 10/01/39 10/32 at 100.00 A1 1,293,872
9,350 5.000%, 10/01/41 10/32 at 100.00 A1 9,696,417
2,950 5.000%, 10/01/44 10/32 at 100.00 A1 3,046,141
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
1,400 4.000%, 7/01/46 7/31 at 100.00 A- 1,136,338
355 5.000%, 7/01/50 7/31 at 100.00 A- 343,771
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
2,500 5.000%, 7/01/39 1/29 at 100.00 BBB+ 2,467,725
10,165 5.000%, 7/01/44 1/29 at 100.00 BBB+ 9,623,206
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
3,490 5.000%, 6/01/43 6/28 at 100.00 AA- 3,646,596
6,210 5.000%, 6/01/48 6/28 at 100.00 AA- 6,441,820

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
46
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 19,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 Aa2   $ 19,575,075
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1   3,049,702
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 Aa1   5,182,750
17,275 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/47, (UB) (4)
3/30 at 100.00 Aa1   12,504,854
139,885 Total Massachusetts 128,534,022
Michigan - 1.1%
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social
Bond Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB-   1,890,620
4,965 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 AAA   5,084,756
12,480 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A2   13,238,410
3,755 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49
5/29 at 100.00 AA   2,614,907
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   2,603,808
9,730 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020,
4.000%, 11/01/50, (UB) (4)
11/30 at 100.00 AA   8,362,254
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
9,970 5.000%, 12/01/45 6/26 at 100.00 AA- 9,971,994
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R (5) 153,498
2,750 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+   2,222,412
76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   5,847,210
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
10/22 at 100.00 BBB-   1,250,112
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 A+  (5) 5,127,900
130,735 Total Michigan 58,367,881
Minnesota - 1.1%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 BB+   242,767
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
150 5.000%, 7/01/36 7/24 at 102.00 N/R 142,128
270 5.000%, 7/01/47 7/24 at 102.00 N/R 238,240
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R   3,297,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
$ 250 5.250%, 1/01/40 1/23 at 100.00 N/R $ 199,948
675 5.250%, 1/01/46 1/23 at 100.00 N/R 509,591
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
1,555 5.000%, 8/01/46, 144A 10/22 at 100.00 N/R 1,425,313
1,250 5.000%, 8/01/51, 144A 10/22 at 100.00 N/R 1,128,387
Forest Lake, Minnesota Charter School Lease Revenue
Bonds, North Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R 2,926,849
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R 9,166,601
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB   2,298,162
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1   2,275,313
4,954 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   4,636,576
13,062 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%,
10/01/47 2047 2047
1/27 at 100.00 Aaa   12,158,021
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   386,515
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A+   989,050
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
10/22 at 100.00 BBB-   15,635,641
St. Paul Housing and Redevelopment Authority,
Minnesota, Hospital Revenue Bonds, HealthEast Inc.,
Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (5) 2,612,250
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (5) 245,551
66,866 Total Minnesota 60,514,453
Mississippi - 0.4%
1,290 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44, (UB) (4)
6/26 at 100.00 A   784,539
3,420 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call AA  (5) 3,505,740
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+   1,028,110
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
3,255 5.000%, 10/15/31 10/28 at 100.00 A+ 3,447,338
2,415 5.000%, 10/15/32 10/28 at 100.00 A+ 2,544,903
1,030 5.000%, 10/15/33 10/28 at 100.00 A+ 1,081,747
2,450 5.000%, 10/15/36 10/28 at 100.00 A+ 2,552,263
7,000 4.000%, 10/15/38 10/28 at 100.00 A+ 6,209,070

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
48
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 1,000 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 Aa2   $ 878,270
22,860 Total Mississippi 22,031,980
Missouri - 3.2%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/27 - AGM Insured
No Opt. Call AA   3,442,093
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2021:
645 4.000%, 3/01/41 3/31 at 100.00 BBB- 518,496
2,005 3.000%, 3/01/46 3/31 at 100.00 BBB- 1,228,424
530 4.000%, 3/01/46 3/31 at 100.00 BBB- 408,794
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+   2,832,950
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2   4,987,000
Kansas City Industrial Development Authority,
Missouri, Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
18,000 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 17,793,180
34,115 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 33,353,212
2,475 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 2,430,524
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   12,982,200
5,490 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   4,824,502
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A1   3,166,631
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mercy Health, Series
2020:
1,500 4.000%, 6/01/50 6/30 at 100.00 A+ 1,261,695
35,000 4.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 29,164,800
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 AA-   1,792,440
5,484 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   5,353,326
2,154 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   2,077,290
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A   2,319,075
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A   14,870,933

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center,
Expansion & Improvement Projects Series 2020:
$ 2,500 5.000%, 10/01/40 - AGM Insured, (UB) (4) 10/30 at 100.00 0 $ 2,609,175
1,190 5.000%, 10/01/45 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 1,204,708
5,770 5.000%, 10/01/49 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 5,827,412
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2010A:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call AA 3,416,700
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call AA 4,532,780
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call AA 3,825,250
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call AA 4,042,920
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call AA 3,289,500
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call AA 1,037,120
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
3/23 at 100.00 N/R   399,280
1,324 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
10/22 at 100.00 N/R   675,240
201,385 Total Missouri 175,667,650
Montana - 0.3%
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   1,882,630
2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   2,465,847
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   9,222,030
13,545 Total Montana 13,570,507
Nebraska - 0.6%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A   3,157,011
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,713,778
1,590 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51, (UB) (4)
1/32 at 100.00 0   1,037,761
Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding
Series 2016A:
18,465 5.000%, 2/01/46, (UB) (4) 2/26 at 100.00 0 18,792,015
10,000 5.000%, 2/01/49, (UB) (4) 2/26 at 100.00 0 10,167,800
34,870 Total Nebraska 34,868,365
Nevada - 1.0%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
265 5.000%, 9/01/29 9/27 at 100.00 A- 273,414
750 5.000%, 9/01/30 9/27 at 100.00 A- 770,527
730 5.000%, 9/01/32 9/27 at 100.00 A- 745,885
1,965 5.000%, 9/01/42 9/27 at 100.00 A- 1,938,256
1,150 5.000%, 9/01/47 9/27 at 100.00 A- 1,120,031

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
50
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 13,600 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged Revenues,
Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   $ 14,038,600
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   3,678,961
2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 BBB-  (5) 2,606,118
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,125 4.000%, 9/01/25 No Opt. Call N/R 1,109,745
1,800 4.000%, 9/01/35 9/26 at 100.00 N/R 1,601,604
2,500 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 Aa3   2,097,250
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB)
(4)
6/26 at 100.00 0   20,464,400
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 607 Providence, Refunding Series
2013:
225 5.000%, 6/01/23 No Opt. Call N/R 226,618
200 4.250%, 6/01/24 6/23 at 103.00 N/R 200,480
1,625 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R   1,629,339
1,765 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41
6/31 at 100.00 N/R   1,241,095
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
220 2.500%, 6/15/24, 144A No Opt. Call Ba2 211,702
790 2.750%, 6/15/28, 144A No Opt. Call Ba2 693,438
55,990 Total Nevada 54,647,463
New Hampshire - 0.5%
8,489 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   7,871,135
8,170 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B1   7,262,395
4,420 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B1   3,432,130
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
1,000 5.000%, 8/01/34 2/28 at 100.00 A 1,022,580
725 5.000%, 8/01/36 2/28 at 100.00 A 739,413
7,040 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59
No Opt. Call A   6,771,917
29,844 Total New Hampshire 27,099,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 3.0%
$ 4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+   $ 4,527,815
5,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 A+   5,643,275
5,500 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/35
11/29 at 100.00 Baa1   5,566,330
3,215 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 4.000%,
7/01/34
7/27 at 100.00 Baa3   2,961,529
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 Baa1   9,549,409
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 Baa1   4,950,000
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 Baa1 1,170,950
2,580 4.000%, 6/15/35 12/29 at 100.00 Baa1 2,357,140
1,665 4.000%, 6/15/36 12/29 at 100.00 Baa1 1,500,631
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
7,295 4.000%, 6/15/46 12/30 at 100.00 Baa1 6,141,733
2,190 4.000%, 6/15/50 12/30 at 100.00 Baa1 1,810,999
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
275 5.125%, 9/15/23, (AMT) 10/22 at 101.00 Ba3 275,154
1,650 5.250%, 9/15/29, (AMT) 10/22 at 101.00 Ba3 1,634,820
2,255 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
5.625%, 11/15/30, (AMT)
3/24 at 101.00 Ba3   2,254,977
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
1,250 3.000%, 7/01/38 7/31 at 100.00 AA- 957,088
4,110 3.000%, 7/01/41 7/31 at 100.00 AA- 3,040,167
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA   1,042,100
10,930 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB-   8,527,367
1,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA   1,447,035
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,750 4.000%, 7/01/36 7/29 at 100.00 A+ 1,616,948
2,000 4.000%, 7/01/38 7/29 at 100.00 A+ 1,802,600
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
1,475 5.000%, 6/15/30 6/26 at 100.00 A+ 1,521,934
1,035 5.000%, 6/15/31 6/26 at 100.00 A+ 1,063,090

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
52
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
$ 2,315 4.000%, 6/15/39 6/32 at 100.00 Baa1 $ 2,025,741
2,500 4.000%, 6/15/40 6/32 at 100.00 Baa1 2,171,775
785 4.000%, 6/15/41 6/32 at 100.00 Baa1 677,502
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 Baa1   19,552,737
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 Baa1   4,523,760
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 Baa1 5,449,510
4,000 5.000%, 6/15/50 12/28 at 100.00 Baa1 3,960,360
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
2,975 4.000%, 6/15/35 12/30 at 100.00 Baa1 2,718,019
1,535 4.000%, 6/15/37 12/30 at 100.00 Baa1 1,370,371
2,670 4.000%, 6/15/40 12/30 at 100.00 Baa1 2,319,456
8,845 4.000%, 6/15/45 12/30 at 100.00 Baa1 7,484,639
1,450 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/35
6/31 at 100.00 Baa1   1,324,749
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA   3,357,880
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA 1,192,167
600 5.000%, 11/01/45 11/30 at 100.00 BBB+ 601,488
6,250 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 5,216,187
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Subordinate
Series 2020A:
1,250 5.000%, 11/01/45 - BAM Insured 11/30 at 100.00 AA 1,273,088
1,100 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 918,049
26,165 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+   24,118,112
173,215 Total New Jersey 161,618,681
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series
2020, 4.000%, 9/01/40
9/30 at 100.00 A-   3,534,305
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa   633,887
4,905 Total New Mexico 4,168,192
New York - 13.9%
11,125 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding
Series 2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1   10,639,283
4,880 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1   2,676,436

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School
for Applied Technologies, Series 2017A:
$ 500 4.500%, 6/01/27 6/24 at 103.00 BBB $ 500,990
250 5.000%, 6/01/35 6/24 at 103.00 BBB 252,725
1,440 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge
System Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+   1,509,480
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Manhattan College, Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A-   2,493,750
2,260 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   2,282,193
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R 1,405,007
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R 3,539,856
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 1,071,876
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,271,515
3,500 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB   2,502,675
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   8,202,015
3,930 Dormitory Authority of the State of New York, Revenue Bonds,
Interagency Council Pooled Loan Program, Series 2020A-1, 4.000%,
7/01/35
7/30 at 100.00 Aa3   3,749,259
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB- 95,138
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 281,085
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3   4,606,151
Dormitory Authority of the State of New York, Revenue
Bonds, Teachers College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+ 527,930
175 5.000%, 7/01/32 7/27 at 100.00 A+ 183,475
7,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35
9/23 at 100.00 AA+   6,599,925
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Bidding Group 5 Series 2021E:
6,000 3.000%, 3/15/50 3/32 at 100.00 AA+ 4,199,880
26,960 3.000%, 3/15/51 3/32 at 100.00 AA+ 18,743,131
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 4.000%, 3/15/43
3/31 at 100.00 AA+   18,191,800
14,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+   14,562,940
4,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 5.000%, 3/15/36
3/28 at 100.00 AA+   4,196,960

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
54
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Refunding Series 2020B:
$ 950 4.760%, 2/01/27 No Opt. Call N/R $ 914,707
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R 1,194,045
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R   1,390,143
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 N/R   951,760
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
475 4.050%, 2/01/31 2/30 at 100.00 A2 408,210
885 4.450%, 2/01/41 2/30 at 100.00 A2 684,344
1,560 4.600%, 2/01/51 2/30 at 100.00 A2 1,132,623
6,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   6,658,860
19,995 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 0.000%, 9/01/28, (Mandatory Put
9/01/25)
3/25 at 100.00 A   19,960,009
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
9,015 5.000%, 11/15/50, (UB) (4) 5/30 at 100.00 A3 8,537,926
11,000 5.250%, 11/15/55, (UB) 5/30 at 100.00 A3 10,847,430
4,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49, (UB) (4)
11/30 at 100.00 A3   3,254,160
4,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/32
5/24 at 100.00 A3   4,043,360
17,750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put
5/15/30), (UB) (4)
No Opt. Call 0   18,342,495
15,290 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (4)
11/25 at 100.00 0   15,259,879
Monroe County Industrial Development Corporation,
New York, Revenue Bonds,  University of Rochester
Project, Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA- 1,484,518
1,000 5.000%, 7/01/36 7/27 at 100.00 AA- 1,057,710
1,000 5.000%, 7/01/37 7/27 at 100.00 AA- 1,055,990
7,100 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017,
5.000%, 12/01/46
12/26 at 100.00 BBB+   6,891,970
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Rochester Regional Health
Project, Series 2020A:
1,685 3.000%, 12/01/37 12/30 at 100.00 BBB+ 1,197,024
1,880 4.000%, 12/01/46 12/30 at 100.00 BBB+ 1,472,228

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Saint Ann's Community
Project, Series 2019:
$ 985 4.000%, 1/01/30 1/26 at 103.00 N/R $ 862,121
1,215 5.000%, 1/01/40 1/26 at 103.00 N/R 1,015,376
9,265 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project,
Series 2020, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 0   5,969,254
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
235 5.000%, 7/01/23 No Opt. Call A- 237,134
300 5.000%, 7/01/24 No Opt. Call A- 305,901
210 5.000%, 7/01/26 7/24 at 100.00 A- 213,887
New York City Industrial Development Agency, New
York, Civic Facility Revenue Bonds, Bronx Parking
Development Company, LLC Project, Series 2007:
3,000 0.000%, 10/01/37 (7) 10/22 at 100.00 N/R 2,400,000
1,000 0.000%, 10/01/46 (7) 10/22 at 100.00 N/R 800,000
1,645 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium
Project, Refunding Series 2021A, 3.000%, 1/01/40 - AGM Insured
1/31 at 100.00 AA   1,239,508
2,635 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 3.000%, 3/01/49 - AGM Insured, (UB) (4)
9/30 at 100.00 AA   1,824,975
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+   1,009,950
21,515 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series DD-2, 5.250%, 6/15/49
6/28 at 100.00 AA+   22,483,175
13,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/48
6/30 at 100.00 AA+   13,444,080
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2021 Subseries S-1, 3.000%, 7/15/47
7/30 at 100.00 Aa2   3,567,000
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA   10,280,044
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019
Series A-1:
12,000 5.000%, 8/01/40 8/28 at 100.00 AAA 12,386,160
7,220 5.000%, 8/01/42 8/28 at 100.00 AAA 7,429,019
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/43
11/30 at 100.00 AAA   4,583,400
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023
Series A-1:
14,455 5.250%, 8/01/42 8/32 at 100.00 AAA 15,402,670
5,000 5.000%, 8/01/43 8/32 at 100.00 AAA 5,187,450
2,350 5.000%, 8/01/44 8/32 at 100.00 Aa1 2,431,075

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
56
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Lincoln Center for the Performing Arts,
Series 2020A:
$ 1,000 4.000%, 12/01/34 12/30 at 100.00 A $ 942,830
1,875 4.000%, 12/01/35 12/30 at 100.00 A 1,735,519
14,965 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/44
3/28 at 100.00 AA   15,313,086
9,775 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/43
4/28 at 100.00 AA   10,018,886
13,695 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/44
12/28 at 100.00 AA   14,051,755
19,405 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 3.000%, 8/01/36 - BAM Insured
8/29 at 100.00 AA   15,830,987
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 AA   2,799,294
25,730 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   23,092,675
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   975,310
3,100 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (4)
11/31 at 100.00 A   2,013,419
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
3,080 3.250%, 9/15/52 3/30 at 100.00 Aa3 2,217,415
1,010 3.500%, 9/15/52 3/30 at 100.00 A2 708,848
6,235 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2   5,529,821
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2   824,310
2,465 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2   2,023,839
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
13,990 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 10,590,990
20,510 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 18,496,738
28,355 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 AA 19,649,164
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA 25,608,983
15,000 5.000%, 6/15/46 6/27 at 100.00 AAA 15,619,950
7,820 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA   8,234,929

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Thruway Authority, General Revenue
Junior Indebtedness Obligations, Series 2019B:
$ 1,935 4.000%, 1/01/41 1/30 at 100.00 A2 $ 1,749,492
5,275 4.000%, 1/01/53 1/30 at 100.00 A2 4,494,089
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
24,385 5.000%, 3/15/41 9/32 at 100.00 AA+ 25,663,749
17,205 5.000%, 3/15/42 9/32 at 100.00 AA+ 18,058,196
9,950 5.000%, 3/15/48 9/32 at 100.00 AA+ 10,337,453
9,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/50, (UB)
3/31 at 100.00 AA+   6,625,775
15,200 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/47
9/28 at 100.00 AA+   13,526,632
3,485 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 Aa1   3,579,792
3,475 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020E, 3.000%, 3/15/50
3/30 at 100.00 AA+   2,428,017
8,895 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
(WI/DD, Settling 10/13/22)
9/32 at 100.00 Aa1   9,224,640
6,855 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 3.000%, 3/15/50, (UB)
9/31 at 100.00 AA+   4,815,843
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/46, (AMT)
10/31 at 100.00 BBB-   1,083,858
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
8,120 4.000%, 7/01/37 - AGM Insured, (AMT) 7/24 at 100.00 AA 7,390,256
14,340 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 13,623,860
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2020:
3,515 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B 3,517,144
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B 6,304,724
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 316,631
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1 296,748
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
4,005 4.000%, 12/01/39 12/30 at 100.00 Baa1 3,412,661
1,200 4.000%, 12/01/40 12/30 at 100.00 Baa1 1,014,816
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2018:
200 5.000%, 1/01/24, (AMT) No Opt. Call Baa3 201,118
10,000 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa3 9,820,200

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
58
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2020:
$ 5,710 4.000%, 10/01/30, (AMT) No Opt. Call Baa3 $ 5,362,661
8,440 5.000%, 10/01/35, (AMT) 10/30 at 100.00 Baa3 8,126,791
11,860 5.000%, 10/01/40, (AMT) 10/30 at 100.00 Baa3 11,142,233
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,500 4.000%, 7/15/40, (AMT) 7/30 at 100.00 Aa3 1,329,840
875 4.000%, 7/15/55, (AMT), (UB) (4) 7/30 at 100.00 Aa3 724,850
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
1,530 4.000%, 7/15/46, (AMT) 7/31 at 100.00 Aa3 1,310,384
3,305 5.000%, 7/15/56, (AMT) 7/31 at 100.00 Aa3 3,239,362
2,250 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 4.000%,
6/01/50
6/31 at 100.00 BBB-   1,908,720
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   1,404,594
6,680 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 AA-   6,852,611
4,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51
5/31 at 100.00 AA-   4,114,080
4,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51
11/31 at 100.00 AA+   3,530,480
13,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52
5/32 at 100.00 AA+   13,697,580
9,905 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   8,511,664
8,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/41
6/27 at 100.00 BBB+   8,055,040
5,200 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2   4,808,856
821,180 Total New York 762,981,233
North Carolina - 0.3%
7,000 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 AA-   5,078,430
North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster
Project, Refunding Series 2016:
335 5.000%, 10/01/31 10/24 at 102.00 N/R 324,163
890 5.000%, 10/01/37 10/24 at 102.00 N/R 830,308
1,100 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/51
9/28 at 103.00 BBB   879,967
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A:
1,930 5.000%, 7/01/47 7/26 at 100.00 BBB 1,838,479
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB 948,720
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB 4,053,081
16,570 Total North Carolina 13,953,148

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.4%
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
$ 14,600 4.000%, 12/01/46 12/31 at 100.00 Baa2 $ 11,576,194
11,700 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA 7,952,724
6,395 4.000%, 12/01/51 12/31 at 100.00 Baa2 4,897,930
32,695 Total North Dakota 24,426,848
Ohio - 1.5%
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   1,600,950
34,850 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   29,316,865
750 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
6.000%, 12/01/43, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R  (5) 753,195
3,770 Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 A   3,698,031
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien
Series 2021A-1:
2,000 3.000%, 10/01/43 10/30 at 100.00 AA 1,457,400
3,400 3.000%, 10/01/44 10/30 at 100.00 AA 2,445,824
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+   221,762
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   4,625
10,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   8,857,300
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R   5,433,594
2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   3,125
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   870,940
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R   977,831
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   715,590
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
1,945 3.000%, 1/15/45 1/30 at 100.00 A2 1,327,307
7,235 5.000%, 1/15/50 1/30 at 100.00 A 7,174,371
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A   3,478,469

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
60
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   $ 1,875
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   875
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   9,531
8,585 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R   8,090,075
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated
Group Project, Refunding and Improvement Series 2012:
265 5.000%, 12/01/22, (ETM) No Opt. Call BB- (5) 265,790
3,000 5.750%, 12/01/32 12/22 at 100.00 BB- 3,012,450
2,000 6.000%, 12/01/42 12/22 at 100.00 BB- 2,009,000
Wood County, Ohio, Hospital Facilities Revenue
Bonds, Wood County Hospital Project, Refunding and
Improvement Series 2012:
670 5.000%, 12/01/27, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (5) 672,104
910 5.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (5) 912,857
123,180 Total Ohio 83,311,736
Oklahoma - 0.4%
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third
Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A1   1,466,325
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 Baa3   12,056,382
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 0.000%, 8/01/52 2017 A (7)
8/27 at 100.00 N/R   811
9,090 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   9,176,173
25,566 Total Oklahoma 22,699,691
Oregon - 0.2%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A+   8,463,620
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,855 5.400%, 10/01/44 10/24 at 100.00 N/R 1,799,276
1,600 5.500%, 10/01/49 10/24 at 100.00 N/R 1,554,016
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   987,480
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
10/22 at 100.00 Aaa   177,312
13,130 Total Oregon 12,981,704

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 4.4%
$ 315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
10/22 at 100.00 B   $ 309,128
6,915 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   6,388,838
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B   1,070,899
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue
Bonds, City Center Project, Series 2018:
125 5.000%, 5/01/23, 144A No Opt. Call Ba3 125,527
300 5.000%, 5/01/42, 144A 5/28 at 100.00 Ba3 276,621
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue
Bonds, City Center Project, Subordinate Lien, Series
2018:
4,885 5.000%, 5/01/28, 144A No Opt. Call N/R 4,838,983
1,580 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 1,478,643
2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   1,844,000
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
10,665 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call BBB- 10,653,162
455 3.500%, 4/01/41 (7) No Opt. Call N/R 569
3,750 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R   4,687
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   2,500
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R   1,690,446
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 A1   5,776,232
Central Bradford Progress Authority, Pennsylvania,
Revenue Bonds, Guthrie Health, Series 2021B:
4,860 3.000%, 12/01/44 12/31 at 100.00 A+ 3,371,188
6,300 4.000%, 12/01/51, (UB) (4) 12/31 at 100.00 A 5,229,000
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (5) 155,787
770 5.000%, 1/01/38 1/25 at 100.00 BBB+ 774,966
625 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (5) 649,113
1,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/44
7/29 at 100.00 A1   1,055,520

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
62
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2018A:
$ 4,000 4.000%, 9/01/36, (UB) (4) 9/28 at 100.00 0 $ 3,668,080
2,185 5.000%, 9/01/43 9/28 at 100.00 A 2,175,845
5,445 5.000%, 9/01/48 9/28 at 100.00 A 5,421,586
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2019:
1,000 4.000%, 9/01/37, (UB) (4) 9/29 at 100.00 0 907,480
2,240 4.000%, 9/01/44 9/29 at 100.00 A 1,940,042
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
1,860 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (5) 1,941,021
1,310 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (5) 1,367,064
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   2,141,140
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   2,141,140
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   1,570,982
2,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (7)
9/25 at 100.00 Caa1   1,925,000
Pennsylvania Economic Development Financing
Authority, Private Activity Revenue Bonds, Pennsylvania
Rapid Bridge Replacement Project, Series 2015:
10,395 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 10,227,744
3,750 5.000%, 6/30/42, (AMT) 6/26 at 100.00 BBB 3,617,738
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
11/22 at 100.00 BB+   3,461,571
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health
System, Series 2019:
1,000 4.000%, 8/15/34 8/29 at 100.00 AA 953,710
1,000 4.000%, 8/15/35 8/29 at 100.00 AA 944,140
1,500 4.000%, 8/15/36 8/29 at 100.00 AA 1,404,480
2,000 4.000%, 8/15/37 8/29 at 100.00 AA 1,858,600
4,225 4.000%, 8/15/38 8/29 at 100.00 AA 3,895,999
2,495 4.000%, 8/15/39 8/29 at 100.00 AA 2,285,121
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 A+   3,421,333
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+   7,470,164
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA   16,448,100
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
3,180 5.000%, 6/01/42 6/27 at 100.00 A3 3,172,145
4,540 5.250%, 6/01/47 6/27 at 100.00 A3 4,560,612

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 29,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 5.000%, 12/01/44
12/29 at 100.00 A3   $ 28,692,890
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
1,500 3.000%, 12/01/42 12/30 at 100.00 A 1,084,260
1,700 4.000%, 12/01/44 12/30 at 100.00 A 1,516,417
1,000 4.000%, 12/01/46 12/30 at 100.00 A 881,560
1,590 4.000%, 12/01/50 12/30 at 100.00 A 1,380,454
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021B:
2,000 4.000%, 12/01/40 12/31 at 100.00 A 1,835,600
2,375 4.000%, 12/01/41 12/31 at 100.00 A 2,165,525
2,500 4.000%, 12/01/42 12/31 at 100.00 A 2,261,975
3,350 4.000%, 12/01/51 12/31 at 100.00 A 2,938,888
Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds,
Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A 2,577,375
2,250 5.000%, 5/01/37 5/28 at 100.00 A 2,314,868
2,230 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   1,870,814
1,265 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Refunding Sixteenth Series 2020B, 4.000%, 8/01/36 - AGM
Insured
8/30 at 100.00 AA   1,202,484
Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
1998 General Ordinance, Sixteenth Series 2020A:
9,390 4.000%, 8/01/45 - AGM Insured 8/30 at 100.00 AA 8,456,352
3,365 5.000%, 8/01/50 - AGM Insured 8/30 at 100.00 AA 3,484,491
Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of
2017:
8,865 5.000%, 7/01/31 7/27 at 100.00 BBB- 9,089,462
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB- 1,971,418
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB- 5,474,142
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
6,665 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 A1 6,250,370
4,665 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 AA 4,341,249
6,665 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA 6,057,552
4,475 4.000%, 9/01/46 - BAM Insured 9/31 at 100.00 AA 4,037,569
4,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A2   4,032,920
258,200 Total Pennsylvania 238,535,281
Puerto Rico - 2.5%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A No Opt. Call N/R 4,739,455
6,800 5.000%, 7/01/29, 144A No Opt. Call N/R 6,739,004
3,600 4.000%, 7/01/42, 144A 7/32 at 100.00 N/R 2,843,856
23,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R   20,524,520

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
64
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
$ 11,340 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R $ 10,987,326
22,420 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 21,153,046
5,020 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 3,965,599
2,570 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   2,619,421
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,968 4.500%, 7/01/34 7/25 at 100.00 N/R 6,531,176
6,033 0.000%, 7/01/46 7/28 at 41.38 N/R 1,367,621
128,500 0.000%, 7/01/51 7/28 at 30.01 N/R 21,079,140
1,129 4.750%, 7/01/53 7/28 at 100.00 N/R 967,056
31,279 5.000%, 7/01/58 7/28 at 100.00 N/R 27,691,299
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   891,070
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,598,810
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,732,540
259,484 Total Puerto Rico 136,430,939
South Carolina - 0.5%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+   3,480,050
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/48
5/28 at 100.00 AA   2,524,150
3,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A,
5.000%, 5/01/48
5/28 at 100.00 A   2,957,460
2,165 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/31
6/26 at 100.00 A   2,218,757
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A   4,738,550
South Carolina State Ports Authority, Revenue Bonds,
Series 2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+ 5,010,951
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+ 3,857,610
4,000 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2016A, 3.000%, 10/01/36
10/25 at 100.00 Aa3   3,197,160
28,615 Total South Carolina 27,984,688
South Dakota - 0.1%
4,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB)
(4)
9/30 at 100.00 AA-   4,035,216
910 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA-   893,866
5,710 Total South Dakota 4,929,082

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 4.1%
$ 1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/37 (7)
1/25 at 102.00 N/R   $ 698,490
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+   3,064,102
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R   2,264,525
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 BBB+ 102,686
100 5.000%, 8/01/32 8/29 at 100.00 BBB+ 101,755
105 5.000%, 8/01/33 8/29 at 100.00 BBB+ 106,146
100 5.000%, 8/01/35 8/29 at 100.00 BBB+ 100,282
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 99,885
835 5.000%, 8/01/44 8/29 at 100.00 BBB+ 810,159
2,310 5.000%, 8/01/49 8/29 at 100.00 BBB+ 2,208,591
Chattanooga, Tennessee, Electric System Enterprise
Revenue Bonds, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+ 521,355
1,750 5.000%, 9/01/32 9/25 at 100.00 AA+ 1,821,925
Chattanooga-Hamilton County Hospital Authority,
Tennessee, Hospital Revenue Bonds, Erlanger Health
System, Refunding Series 2014A:
500 5.000%, 10/01/34 10/24 at 100.00 BBB 502,100
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB 1,532,066
665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2   687,544
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A   419,791
Franklin Special School District, Williamson County,
Tennessee, General Obligation Bonds, School
Improvement Series 2019:
1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1 1,069,330
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1 1,067,130
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health,
Series 2018A:
5,000 5.000%, 7/01/31 7/23 at 100.00 A 5,012,650
4,860 5.000%, 7/01/32 7/23 at 100.00 A 4,865,589
1,660 5.000%, 7/01/33 7/23 at 100.00 A 1,661,560
6,500 5.000%, 7/01/34 7/23 at 100.00 A 6,504,225
2,000 5.000%, 7/01/36 7/28 at 100.00 A 2,032,580
2,395 5.000%, 7/01/37 7/28 at 100.00 A 2,375,002
1,375 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2019,
4.000%, 4/01/39
4/29 at 100.00 AA   1,264,271
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series
2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA 954,440
1,415 4.000%, 4/01/38 4/26 at 100.00 AA 1,315,200
1,500 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%,
9/01/25
No Opt. Call AA+   1,575,555

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
66
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Refunding
Series 2016:
$ 2,870 5.000%, 9/01/34 9/25 at 100.00 AA+ $ 2,974,152
4,785 5.000%, 9/01/42 9/25 at 100.00 AA+ 4,925,631
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+   6,111,180
5,080 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+   5,270,398
670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2   701,135
Jackson Energy Authority, Tennessee, Water System
Revenue Bonds, Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3 280,052
140 5.000%, 12/01/25 No Opt. Call Aa3 147,392
175 5.000%, 12/01/26 No Opt. Call Aa3 186,862
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Refunding
2015:
3,715 5.000%, 4/01/36 4/25 at 100.00 A2 3,749,921
110 5.000%, 4/01/36, (Pre-refunded 4/01/25) 4/25 at 100.00 N/R (5) 114,291
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,740 5.000%, 4/01/41 10/28 at 100.00 A2 2,742,110
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 N/R (5) 157,273
Johnson City Energy Authority, Tennessee, Electric
System Revenue Bonds, Series 2017:
1,000 5.000%, 5/01/28 5/27 at 100.00 Aa2 1,073,330
1,000 5.000%, 5/01/29 5/27 at 100.00 Aa2 1,070,670
Johnson City Health and Educational Facilities
Board, Tennessee, Hospital Revenue Refunding and
Improvement Bonds, Johnson City Medical Center,
Series 1998C:
2,735 5.125%, 7/01/25 - NPFG Insured, (ETM) 10/22 at 100.00 Baa2 (5) 2,962,962
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 10/22 at 100.00 Baa2 (5) 10,014,048
1,130 Kingsport Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Model City Apartments Project, Series 2009,
5.000%, 7/20/29
10/22 at 100.00 N/R   1,130,023
15,315 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016, 5.000%, 9/01/47
9/26 at 100.00 BBB   14,811,902
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,000 4.000%, 4/01/36 4/27 at 100.00 BBB 1,734,100
310 5.000%, 4/01/36 4/27 at 100.00 BBB 312,279
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+ 2,990,755
5,000 5.000%, 1/01/42 1/27 at 100.00 A+ 4,951,250
3,030 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A   3,044,514

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA-   $ 1,360,104
Knox-Chapman Utility District of Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding and
Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA- 1,477,021
1,000 4.000%, 1/01/35 1/26 at 100.00 AA- 951,180
1,295 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers,
Series 2009, 5.500%, 11/20/39
10/22 at 100.00 N/R   1,310,760
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development
Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA   6,373,140
1,400 Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%,
12/01/31
12/27 at 100.00 Aa1   1,501,122
195 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R   159,972
4,590 Metropolitan Governemnt of Nashville & Davidson County Health and
Educational Facilities Board, Tennessee, Multifamily Housing Revenue
Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%,
3/01/40, (Mandatory Put 3/01/25)
10/22 at 100.00 AA+   4,593,305
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series
2010A-1, 5.000%, 7/01/26
10/22 at 100.00 A+   1,036,304
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at
Green Hills, Series 2020A, 4.000%, 11/01/55
11/25 at 102.00 BBB-   1,489,280
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
610 5.000%, 10/01/30 10/26 at 100.00 BBB 617,741
640 5.000%, 10/01/31 10/26 at 100.00 BBB 646,016
670 5.000%, 10/01/32 10/26 at 100.00 BBB 674,455
705 5.000%, 10/01/33 10/26 at 100.00 BBB 707,524
745 5.000%, 10/01/34 10/26 at 100.00 BBB 745,633
780 5.000%, 10/01/35 10/26 at 100.00 BBB 779,680
2,750 5.000%, 10/01/45 10/26 at 100.00 BBB 2,622,923
2,500 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58
10/29 at 100.00 BBB   2,427,700
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R   463,397
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
3,965 5.000%, 7/01/40 7/26 at 100.00 A3 3,892,837
5,000 5.000%, 7/01/46 7/26 at 100.00 A3 4,868,000
5,240 5.000%, 7/01/46, (UB) (4) 7/26 at 100.00 A3 5,101,664
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A3   374,667

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
68
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 5,000 Metropolitan Government of Nashville-Davidson County, Tennessee,
Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 AA+   $ 5,193,700
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1   5,777,025
1,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 4.000%, 7/01/49
7/30 at 100.00 A2   850,940
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2   1,999,880
950 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
10/22 at 100.00 Baa3   895,138
Nashville Metropolitan Development and Housing
Agency, Tennessee, Tax increment Bonds, Fifth &
Broadway Development Project, Series 2018:
655 4.500%, 6/01/28, 144A No Opt. Call N/R 650,762
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R 570,371
Shelby County Health, Educational and Housing Facility
Board, Tennessee, Educational Facilities Revenue Bonds,
Rhodes College, Series 2015:
700 5.000%, 8/01/40 8/25 at 100.00 A+ 714,714
1,000 5.000%, 8/01/45 8/25 at 100.00 A+ 1,014,630
1,100 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Residential Care Facility Mortgage Revenue Bonds, The
Village  at Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BBB-   1,060,840
Tennessee State School Bond Authority, Higher
Educational Facilities Second Program Bonds, Refunding
Series 2015B:
4,160 5.000%, 11/01/33, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 0 (5) 4,375,654
6,225 5.000%, 11/01/34, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 0 (5) 6,547,704
1,500 5.000%, 11/01/35, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (5) 1,577,760
5,000 5.000%, 11/01/40, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (5) 5,259,200
1,295 5.000%, 11/01/40, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (5) 1,362,133
10,000 5.000%, 11/01/45, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 0 (5) 10,518,400
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   2,195,214
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
600 5.000%, 2/01/23 No Opt. Call A 601,530
100 5.000%, 2/01/24 No Opt. Call A 100,752
5,090 5.000%, 2/01/27 No Opt. Call A 5,155,610
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks
Revenue Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A   1,623,092
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+   508,845
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA   5,106,638
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA   284,115
223,130 Total Tennessee 224,314,236

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 6.4%
$ 8,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (4)
8/31 at 100.00 0   $ 5,558,363
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019,
3.000%, 8/15/54, (UB) (4)
8/29 at 100.00 0   2,666,288
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series
2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB- 122,855
740 5.000%, 12/01/51 12/26 at 100.00 BBB- 723,883
10,000 Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series
2018C, 5.000%, 2/15/48 - BAM Insured
2/23 at 100.00 AA   10,030,900
16,960 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 A1   16,959,322
12,375 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2022, 4.250%, 2/15/52 (WI/DD, Settling 10/06/22)
2/32 at 100.00 AA+   11,338,223
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46 - BAM Insured
7/31 at 100.00 AA   3,261,120
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A-   5,424,499
2,745 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
10/22 at 100.00 A-   2,746,949
1,250 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A-   1,271,988
2,500 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A,
4.250%, 12/01/34
12/24 at 100.00 BBB-   2,315,325
9,700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/50
6/25 at 100.00 BBB-   9,503,478
Collin County Community College District, Texas, General
Obligation Bonds, Series 2020A:
2,070 4.000%, 8/15/36 8/29 at 100.00 AAA 2,042,904
4,105 4.000%, 8/15/37 8/29 at 100.00 AAA 3,996,833
3,300 4.000%, 8/15/38 8/29 at 100.00 AAA 3,137,343
12,265 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/46, (UB) (4)
12/25 at 100.00 0   12,897,506
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate
Lien Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 AA   2,667,476
1,720 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2   1,607,202
Fort Bend Grand Parkway Toll Road Authority, Fort
Bend County, Texas, Limited Contract Tax and Toll
Road Revenue Bonds, Tender Option Bond Trust
2021-XG0324:
1,555 3.000%, 3/01/46, (UB) (4) 3/31 at 100.00 0 1,135,321
1,485 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 0 1,044,044
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 Baa2   7,915,456

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
70
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,325 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2   $ 697,811
1,735 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B   1,690,150
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B-   7,153,492
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call B   9,909,009
250 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3   245,635
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   432,266
1,645 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41,
(AMT)
7/29 at 100.00 B-   1,292,871
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-
2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,005,230
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2   9,230,309
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Facilities
Department, Refunding Series 2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A 2,589,414
335 5.000%, 9/01/34 9/24 at 100.00 A 337,935
Kerrville Health Facilities Development Corporation,
Texas, Revenue Bonds, Sid Peterson Memorial Hospital
Project, Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A 1,382,712
1,280 5.000%, 8/15/35 8/25 at 100.00 A 1,291,098
6,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 Baa1   6,724,166
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+   1,817,478
7,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 2001A, 2.600%, 11/01/29
No Opt. Call A-   6,023,990
4,520 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
10/22 at 104.00 BB-   4,459,477
4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (7)
1/26 at 102.00 N/R   90,204
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
665 5.000%, 11/01/46 11/23 at 103.00 BBB- 530,277
805 5.000%, 11/01/51 11/23 at 103.00 BBB- 624,785

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   $ 443,243
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Crestview Project,
Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (5) 1,157,266
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (5) 1,630,693
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   637,628
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB   8,486,262
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R 16,005,000
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R 14,498,177
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (5) 31,586
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (5) 379,026
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (5) 68,435
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA   6,542,386
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - San Antonio 1,
L.L.C. - Texas A&M University - San Antonio Project, Series
2016A:
1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (5) 1,342,384
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (5) 1,358,177
2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (5) 2,574,218
1,250 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (5) 1,280,125
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (5) 3,072,300
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47 (7)
7/25 at 100.00 Caa1   8,500,000
10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 N/R  (5) 13,553,651
7,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2022A, 4.125%, 1/01/40 (WI/DD, Settling 10/11/22)
1/32 at 100.00 A1   6,545,910

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
72
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 7,915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+   $ 8,260,490
30,670 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2021B, 3.000%, 1/01/51 - BAM Insured
1/31 at 100.00 A2   21,620,510
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A   4,523,954
4,395 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa   4,735,041
Reagan Hospital District of Reagan County, Texas, Limited
Tax Revenue Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1 663,594
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1 1,822,400
385 5.125%, 2/01/39 2/24 at 100.00 Ba1 388,357
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   672,864
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 AA-   6,166,104
3,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   3,026,550
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+   3,537,260
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa3   9,822,980
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
1,000 4.000%, 12/31/34 12/30 at 100.00 Baa2 903,810
1,680 4.000%, 12/31/37 12/30 at 100.00 Baa2 1,477,510
1,750 4.000%, 6/30/38 12/30 at 100.00 Baa2 1,528,345
2,845 4.000%, 12/31/38 12/30 at 100.00 Baa2 2,477,284
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2 1,123,668
4,050 4.000%, 12/31/39 12/30 at 100.00 Baa2 3,490,411
1,250 4.000%, 6/30/40 12/30 at 100.00 Baa2 1,070,062
7,300 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa3   7,451,329
10,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/37
8/24 at 100.00 A-   10,027,500
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series
2015, 6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA   1,077,215
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series
2015, 6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA   1,189,616
384,475 Total Texas 351,058,908
Utah - 1.3%
5,780 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R   4,016,406

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   $ 1,915,238
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
3,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A 2,999,850
17,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A 17,000,680
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A:
8,180 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A 8,186,544
12,610 5.250%, 7/01/48, (AMT) 7/28 at 100.00 A 12,727,273
3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A   3,000,990
9,350 University of Utah, General Revenue Bonds, Green Series 2022B,
5.000%, 8/01/38
8/32 at 100.00 AA+   10,034,794
2,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/46
10/31 at 100.00 Aa2   1,679,220
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB   1,547,731
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+   7,058,310
72,225 Total Utah 70,167,036
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
4,800 5.000%, 10/01/30 No Opt. Call N/R 4,909,728
1,590 5.000%, 10/01/32 No Opt. Call N/R 1,620,814
6,390 Total Virgin Islands 6,530,542
Virginia - 1.1%
5,850 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
4.000%, 1/01/55
1/32 at 100.00 A-   4,731,246
Peninsula Town Center Community Development
Authority, Virginia, Special Obligation Bonds, Refunding
Series 2018:
4,520 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 4,132,998
2,425 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 1,973,004
5,600 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 4,927,496
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
10/22 at 100.00 B-   3,719,997
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+   932,400
2,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1   2,049,520
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R   1,842,500

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
74
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
$ 3,400 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB $ 3,249,550
1,740 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 1,653,035
3,365 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,174,743
13,250 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 12,367,152
6,240 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/57, (AMT)
12/32 at 100.00 Baa1   5,986,531
Virginia Small Business Financing Authority, Revenue
Bonds, National Senior Campuses Inc Obligated Group,
Series 2020A:
3,415 4.000%, 1/01/45 7/27 at 103.00 A 2,873,654
6,340 4.000%, 1/01/51 7/27 at 103.00 A 5,191,826
65,155 Total Virginia 58,805,652
Washington - 2.8%
Energy Northwest, Washington, Electric Revenue
Bonds, Columbia Generating Station, Bonneville Power
Administration, Refunding Series 2022A:
12,475 5.000%, 7/01/35 7/32 at 100.00 AA- 13,538,369
2,525 5.000%, 7/01/36 7/32 at 100.00 Aa2 2,737,150
130 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   141,904
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA-   5,594,423
Port of Seattle, Washington, Revenue Bonds,
Intermediate Lien Series 2019:
10,000 5.000%, 4/01/38, (AMT) 4/29 at 100.00 AA- 10,168,000
7,225 5.000%, 4/01/39, (AMT) 4/29 at 100.00 AA- 7,314,734
Skagit County Public Hospital District 1, Washington,
Revenue Bonds, Skagit Valley Hospital, Refunding &
Improvement Series 2016:
3,825 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,912,631
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa2 1,985,880
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 4,049,760
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa2 1,121,568
1,600 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28, (Pre-
refunded 5/15/24)
5/24 at 100.00 AA-  (5) 1,641,520
5,710 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   5,685,904
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call A+   5,952,300
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,180 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,231,075
1,775 5.000%, 8/15/35 8/27 at 100.00 BBB- 1,790,070
2,500 5.000%, 8/15/36 8/27 at 100.00 BBB- 2,515,425
2,400 5.000%, 8/15/37 8/27 at 100.00 BBB- 2,403,912
5,010 4.000%, 8/15/42 8/27 at 100.00 BBB- 4,161,907

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Yakima Valley Memorial Hospital Association,
Series 2016:
$ 6,000 5.000%, 12/01/41 12/26 at 100.00 Ba1 $ 5,495,940
5,930 5.000%, 12/01/46 12/26 at 100.00 Ba1 5,277,759
4,640 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3   3,695,667
12,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 5.000%, 7/01/48
7/28 at 100.00 BBB-   11,225,640
Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020:
1,000 4.000%, 5/01/45 5/30 at 100.00 A 837,330
1,025 4.000%, 5/01/50 5/30 at 100.00 A 836,636
Washington State Housing Finance Commission,
Nonprofit Refunding Revenue Bonds, Wesley Homes at
Lea Hill Project, Series 2016:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R 996,777
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R 1,660,340
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R 3,082,963
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A-   1,108,272
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB-   2,073,474
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa   8,769,551
25,000 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/43
8/32 at 100.00 Aaa   26,673,250
153,325 Total Washington 151,680,131
West Virginia - 0.3%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+   14,977,495
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   2,448,530
1,585 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 4.000%, 6/01/41
6/26 at 100.00 A   1,406,735
19,460 Total West Virginia 18,832,760
Wisconsin - 2.4%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R   1,164,550
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Eno River Academy Project, Series
2020A:
815 5.000%, 6/15/40, 144A 6/30 at 100.00 Ba1 746,760
1,380 5.000%, 6/15/54, 144A 6/30 at 100.00 Ba1 1,186,910

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
76
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
$ 555 4.000%, 7/01/30, 144A 7/28 at 100.00 BB- $ 501,742
200 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 166,032
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R   1,600,094
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%,
10/01/22, (ETM)
No Opt. Call Baa3  (5) 105,000
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
11 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 221
10 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 185
9 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 173
9 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 156
9 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 146
12 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 178
11 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 167
11 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 153
11 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 143
11 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 134
579 5.500%, 7/01/56, 144A (7) 3/28 at 100.00 N/R 330,631
12 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 140
11 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 130
11 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 121
11 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 112
11 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 104
11 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 96
10 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 90
10 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 84
10 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 78
11 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 78
128 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 853

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
$ 27 0.000%, 1/01/46, 144A (7) No Opt. Call N/R $ 582
27 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 536
26 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 509
26 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 480
26 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 442
28 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 462
727 1.000%, 7/01/51, 144A 2051 2051 (7) 3/28 at 100.00 N/R 343,499
28 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 429
28 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 404
27 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 379
27 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 356
27 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 336
27 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 316
26 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 296
26 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 281
26 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 263
25 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 245
25 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 231
25 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 217
25 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 206
24 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 193
24 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 176
314 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 2,086
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+   1,674,849
Public Finance Authority of Wisconsin, Educational
Facility Revenue Bonds, Cottonwood Classical
Preparatory School in Albuquerque, New Mexico, Series
2012A:
1,610 6.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (5) 1,617,245
5,000 6.250%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (5) 5,024,450
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   3,178,662
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Appalachian Regional
Healthcare System Obligated Group, Series 2021A:
585 4.000%, 7/01/46 1/31 at 100.00 BBB 467,819
1,675 4.000%, 7/01/51 1/31 at 100.00 BBB 1,299,197
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A   1,646,741
1,050 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Scotland Health Care System, Series 2021A, 3.000%, 10/01/51
10/31 at 100.00 A-   649,939
8,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
WakeMed, Series 2019A, 4.000%, 10/01/49
4/29 at 100.00 A+   6,749,280
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   11,795,140
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call A   4,857,350
2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R   1,955,005

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
78
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
$ 2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R $ 2,085,981
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 2,174,327
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R   615,000
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   12,068,061
5,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB   4,919,450
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
10/22 at 100.00 A3   18,004,140
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project.
Series 2014:
1,880 5.250%, 10/01/39 10/22 at 102.00 N/R 1,693,993
1,000 5.375%, 10/01/44 10/22 at 102.00 N/R 890,690
3,500 5.500%, 10/01/49 10/22 at 102.00 N/R 3,126,375
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
4.000%, 4/01/39
4/27 at 100.00 AA   1,816,160
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A-   4,922,400
435 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   437,084
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital,
Inc., Series 2014A:
2,980 5.000%, 7/01/34 7/24 at 100.00 A 3,003,870
2,100 4.350%, 7/01/36 10/22 at 100.00 A 2,025,723
3,485 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49
12/29 at 100.00 AA-   2,326,656
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ (5) 3,224,657
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A (5) 279,301
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior
Housing Project, Series 2014:
5,000 5.000%, 12/01/34 12/22 at 102.00 N/R 4,496,400
4,435 5.000%, 12/01/44 12/22 at 102.00 N/R 3,663,665
4,225 5.250%, 12/01/49 12/22 at 102.00 N/R 3,527,072

Investment in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 6,185 Wisconsin Housing and Economic Development Authority,
Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-
Backed Securities Program, Pass Through Series 2017A, 2.690%,
7/01/47
10/26 at 100.00 Aaa   $ 5,769,368
150,430 Total Wisconsin 131,480,610
$ 6,359,927 Total Municipal Bonds (cost $6,158,385,608) 5,589,205,805
Shares Description (1) Value
X 54,076,488 COMMON STOCKS - 1.0%
X 54,076,488
Independent Power and Renewable Electricity Producers - 1.0%
719,217 Energy Harbor Corp (10),(11),(12) $ 54,076,488
Total Common Stocks (cost $14,257,608) 54,076,488
Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
49,227 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (13)
X 49,227
Hotels, Restaurants & Leisure - 0.0%
$ 49 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds(cash 7.500%, PIK
7.500%)(15)
7.500% N/A N/A 12/31/23 N/R $ 49,227
$ 49 Total Variable Rate Senior Loan Interests (cost $49,227) 49,227
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 583,758 CORPORATE BONDS - 0.0%
X 583,758
Independent Power and Renewable Electricity Producers - 0.0%
$ 3,620 Talen Energy Corp 0.000% 8/31/23 N/R $ 583,758
$ 3,620 Total Corporate Bonds (cost $–) 583,758
Total Long-Term Investments (cost $6,172,692,443) 5,643,915,278
Floating Rate Obligations - (5.3)% (288,605,000)
Other Assets Less Liabilities -   2.3%(16) 124,104,962
Net Assets - 100% $ 5,479,415,240
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (7,411) 12/22 $ (824,806,911) $ (796,740,402) $ 28,066,509
U.S. Treasury 10-Year Note (4,604) 12/22 (540,693,212) (515,935,750) 24,757,462
Total $(1,365,500,123) $(1,312,676,152) $52,823,971
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
80
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(14) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(16) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
X
7,786,850,283 MUNICIPAL BONDS - 96.5%
X 7,786,850,283
Alabama - 2.2%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA   $ 7,937,565
5,820 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3   5,367,670
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1   2,957,760
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   6,653,536
6,685 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1   6,624,434
4,860 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 A2   4,735,487
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 Baa1   6,541,991
7,865 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   7,577,141
5,345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa2   5,144,135
3,665 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   3,631,978
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,099,152
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 1,072,190
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA 1,086,220
7,385 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   6,868,567
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   28,695,457
910 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   903,803
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
2,080 5.000%, 3/01/23 No Opt. Call BBB- 2,089,297
3,555 5.000%, 3/01/24 No Opt. Call BBB- 3,603,206
2,235 5.000%, 3/01/25 No Opt. Call BBB- 2,217,746
1,725 5.000%, 3/01/26 No Opt. Call BBB- 1,700,488
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   7,715,323

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
82
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 12,565 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49,
(Mandatory Put 4/01/24)
1/24 at 100.27 A   $ 12,525,672
18,505 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   18,460,588
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   9,282,500
11,950 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   11,964,579
630 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R   616,027
10,190 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   8,845,659
180,230 Total Alabama 175,918,171
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 AA+ 1,373,472
Arizona - 1.5%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series
2020C. Forward Delivery, 5.000%, 8/01/26
No Opt. Call Aa3   1,043,053
Arizona State, Certificates of Participation, Refunding
Series 2019A:
5,630 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,008,843
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 18,267,536
12,550 5.000%, 10/01/28, (ETM) No Opt. Call Aa2 (4) 13,754,549
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+   21,193,545
2,470 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   2,439,520
18,100 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   18,330,594
5,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   5,176,150
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA   789,004
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+   716,192
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+   1,856,322

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2021A:
$ 450 5.000%, 9/01/27 No Opt. Call A+ $ 471,825
720 5.000%, 9/01/28 No Opt. Call A+ 756,965
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 3.030%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA-   3,128,017
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 BBB+   2,066,324
Northern Arizona University, Revenue Bonds, SPEED -
Stimulus Plan Economic Educational Development Fund,
Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 3,815,560
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 4,503,879
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 4,279,247
430 Northern Arizona University, System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/23
No Opt. Call A+   434,777
640 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA   680,365
2,650 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%,
9/01/29
3/23 at 100.00 A-   2,657,394
830 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund
Series 2014, 5.250%, 7/01/23
No Opt. Call AA+   843,006
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
2,735 5.000%, 12/01/32 No Opt. Call A3 2,757,454
1,280 5.000%, 12/01/37 No Opt. Call A3 1,261,159
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1.
TEMPS -85, 1.500%, 12/01/27
12/22 at 100.00 N/R   1,633,915
115,805 Total Arizona 118,865,195
Arkansas - 0.7%
3,925 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   3,550,987
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3   11,660,423
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+   11,913,721
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1   1,021,880
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
2,305 2.000%, 6/01/29 12/26 at 100.00 Aa2 2,002,077
2,500 2.000%, 6/01/30 12/26 at 100.00 Aa2 2,115,750
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2 2,386,719

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
84
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
Little Rock, Arkansas, Hotel and Restaurant Gross
Receipts Tax Bonds, Series 2014:
$ 820 5.000%, 7/01/23 No Opt. Call A+ $ 830,455
1,610 5.000%, 7/01/26 7/24 at 100.00 A+ 1,657,865
1,485 5.000%, 7/01/28 7/24 at 100.00 A+ 1,527,872
1,935 5.000%, 7/01/29 7/24 at 100.00 A+ 1,990,864
1,005 5.000%, 7/01/30 7/24 at 100.00 A+ 1,034,014
4,595 5.000%, 7/01/34 7/24 at 100.00 A+ 4,724,487
Pulaski County Public Facilities Board, Arkansas,
Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,175 5.000%, 12/01/25 12/24 at 100.00 A 2,230,898
1,820 5.000%, 12/01/27 12/24 at 100.00 A 1,860,713
University of Arkansas, Fayetteville, Various Facilities
Revenue Bonds, Refunding & Improvement Series
2019A:
1,245 5.000%, 11/01/34 5/29 at 100.00 Aa2 1,314,222
1,260 5.000%, 11/01/35 5/29 at 100.00 Aa2 1,324,273
56,355 Total Arkansas 53,147,220
California - 4.2%
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds, Los Angeles
County Securitization Corporation, Series 2020A:
1,225 5.000%, 6/01/31 6/30 at 100.00 A- 1,273,375
1,310 5.000%, 6/01/32 6/30 at 100.00 A- 1,355,117
635 5.000%, 6/01/33 6/30 at 100.00 A- 653,440
10 4.000%, 6/01/34 6/30 at 100.00 A- 9,314
1,105 4.000%, 6/01/35 6/30 at 100.00 A- 1,018,235
1,575 4.000%, 6/01/36 6/30 at 100.00 A- 1,438,385
415 4.000%, 6/01/37 6/30 at 100.00 A- 374,832
2,460 4.000%, 6/01/38 6/30 at 100.00 A- 2,198,773
700 4.000%, 6/01/39 6/30 at 100.00 A- 618,926
965 4.000%, 6/01/40 6/30 at 100.00 A- 845,350
6,965 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A+   6,867,838
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
1,205 5.000%, 8/15/35 8/27 at 100.00 BBB+ 1,216,797
1,845 5.000%, 8/15/36 8/27 at 100.00 BBB+ 1,855,590
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
695 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A+ 718,894
520 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R (4) 546,900
20,247 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+   19,269,666
5,683 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+   4,913,489
14,819 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-2, 3.750%, 3/25/35 2021 1
No Opt. Call AA+   13,608,092
1,452 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call BBB   1,243,640
10,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
10/22 at 100.00 Aaa   9,889,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,025 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%,
10/01/47, (Mandatory Put 10/01/26)
4/26 at 101.17 AAA   $ 5,953,182
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA 5,118,487
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB- 4,032,600
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB- 5,028,550
5,530 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A-   5,394,073
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   24,045,262
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   11,948,510
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
5,425 5.250%, 12/01/29 12/24 at 100.00 BB 5,510,281
5,990 5.250%, 12/01/34 12/24 at 100.00 BB 6,050,259
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB 1,506,525
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB 2,662,121
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB 4,053,840
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2018A:
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB 2,468,698
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB 3,726,290
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 A-  (4) 944,399
5,405 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   5,884,207
20 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22 (6),(7)
1/22 at 100.00 N/R   20,062
2,250 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Variable Rate Demand Obligation
Series 2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call AA-   2,449,485
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1, 3.000%, 6/01/48, 144A
6/31 at 100.00 N/R   3,271,450
6,605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R   4,700,250
4,285 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1, 2.650%, 12/01/46, 144A
12/31 at 100.00 N/R   3,073,802

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
86
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,145 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   $ 3,289,096
Delano, California, Certificates of Participation, Delano
Regional Medical Center, Series 2012:
2,860 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,871,097
1,635 5.000%, 1/01/24, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,641,344
1,325 5.000%, 1/01/25, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,330,141
El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA 1,517,273
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA 2,328,502
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA 2,409,800
23,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   2,082,414
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1   1,118,585
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
A & C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R 1,015,890
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R 1,028,774
465 5.000%, 9/01/34 9/24 at 100.00 N/R 470,273
1,825 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
10/22 at 100.00 AA   1,826,186
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1   1,671,402
13,425 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/25, (AMT)
No Opt. Call Aa3   13,836,208
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2   5,093,000
Los Angeles, California, Special Tax Bonds, Community
Facilities District 4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+ 1,091,970
1,240 5.000%, 9/01/25 9/24 at 100.00 A+ 1,279,283
1,010 5.000%, 9/01/26 9/24 at 100.00 A+ 1,043,178
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA   419,432
5,395 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (8)
2/28 at 100.00 Aa1   5,684,604
12,155 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A   13,207,623
9,710 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A   10,551,371
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 A2   9,003,514

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,085 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/23 - AGC Insured
No Opt. Call AA   $ 3,960,857
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/34
No Opt. Call Aa2   3,250,431
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 -
AGM Insured
10/24 at 100.00 AA   2,310,563
Riverside County Redevelopment Agency, California,
Tax Allocation Bonds, Jurupa Valley Project Area, Series
2011B:
2,115 0.000%, 10/01/34 No Opt. Call A 1,220,736
2,000 0.000%, 10/01/36 No Opt. Call A 1,037,320
14,515 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   12,880,030
805 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, 2012 Election Green Series 2022O-2, 4.250%,
7/01/47 (WI/DD, Settling 10/4/22)
7/32 at 100.00 AAA   781,108
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
5,075 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 5,274,042
21,260 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 22,093,817
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
980 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 (4) 1,016,240
1,635 6.250%, 7/01/24 No Opt. Call Baa2 1,694,727
University of California, General Revenue Bonds, Limited
Project Series 2018O:
4,605 5.000%, 5/15/32 5/28 at 100.00 AA- 5,007,062
3,645 5.000%, 5/15/33 5/28 at 100.00 AA- 3,943,453
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3   1,971,820
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 AA   3,263,400
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,540 5.000%, 7/01/24 No Opt. Call Baa2 1,568,475
1,415 5.000%, 7/01/25 No Opt. Call Baa2 1,441,022
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2 1,340,655
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2 1,333,732
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2 1,264,581
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA-   2,681,150
376,621 Total California 342,905,067
Colorado - 2.7%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   2,358,297

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
88
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A:
$ 1,905 5.500%, 12/01/29 12/28 at 100.00 Aa1 $ 2,144,116
1,295 5.500%, 12/01/30 12/28 at 100.00 Aa1 1,453,340
1,650 5.500%, 12/01/32 12/28 at 100.00 Aa1 1,834,635
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1 1,381,562
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
12/22 at 103.00 N/R   9,219,072
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R   1,021,095
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A-   8,447,500
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Regis University Project, Refunding
Series 2016:
1,910 5.000%, 10/01/25 No Opt. Call Baa2 1,961,513
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa2 1,255,279
1,715 3.125%, 10/01/31 10/25 at 100.00 Baa2 1,520,073
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA   5,228,423
4,045 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B-1, 5.000%, 7/01/29, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+  (4) 4,052,200
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
7,500 5.000%, 8/01/27 No Opt. Call BBB+ 7,755,000
6,970 5.000%, 8/01/28 No Opt. Call BBB+ 7,231,863
4,000 5.000%, 8/01/29 No Opt. Call BBB+ 4,167,640
5,940 5.000%, 8/01/30 8/29 at 100.00 BBB+ 6,158,770
1,875 5.000%, 8/01/31 8/29 at 100.00 BBB+ 1,925,363
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
6,475 5.000%, 8/01/27 No Opt. Call BBB+ 6,695,150
1,950 5.000%, 8/01/29 No Opt. Call BBB+ 2,031,725
2,045 5.000%, 8/01/30 8/29 at 100.00 BBB+ 2,120,317
5,000 5.000%, 8/01/31 8/29 at 100.00 BBB+ 5,134,300
27,755 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 BBB+   28,470,801
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/40
12/27 at 103.00 A-   1,652,620
370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.500%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 374,721
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1   9,962,469
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
115 5.000%, 1/01/26 No Opt. Call AA- 120,315
5,000 4.000%, 1/01/37 1/30 at 100.00 AA- 4,703,650
8,815 4.000%, 1/01/38 1/30 at 100.00 AA- 8,231,535

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 AA-  (4) $ 5,394,165
2,755 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA   1,834,196
6,510 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA   4,347,899
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
10/22 at 100.00 BB   1,434,405
11,035 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 AA-  (4) 11,059,277
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   15,375,450
10,270 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   9,796,656
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2 1,521,930
500 5.000%, 12/01/32 12/26 at 100.00 Baa2 504,905
645 5.000%, 12/01/33 12/26 at 100.00 Baa2 647,851
Denver Urban Renewal Authority, Colorado, Tax
Increment Revenue Bonds, 9th and Colorado Urban
Redevelopment Area, Series 2018A:
380 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 377,929
1,910 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 1,907,708
5,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   5,323,688
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/35, 144A
3/26 at 103.00 N/R   865,051
645 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.125%, 12/15/36
12/25 at 103.00 N/R   555,584
1,145 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Refunding Series 2009, 5.000%, 12/15/22
No Opt. Call Aa2   1,149,546
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   604,485
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
600 5.000%, 1/15/28 No Opt. Call A- 614,826
550 5.000%, 7/15/28 No Opt. Call A- 564,580
750 5.000%, 1/15/29 No Opt. Call A- 770,745
500 5.000%, 7/15/29 No Opt. Call A- 514,620
555 5.000%, 1/15/30 No Opt. Call A- 570,951
445 5.000%, 7/15/30 No Opt. Call A- 457,767
1,035 5.000%, 1/15/31 No Opt. Call A- 1,064,011
3,320 4.000%, 7/15/40 No Opt. Call A- 2,897,198
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
2,100 4.500%, 12/01/32 3/27 at 103.00 N/R 1,835,148
9,095 5.000%, 12/01/42 3/27 at 103.00 N/R 7,848,439

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
90
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 AA   $ 840,500
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R   622,230
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   961,163
30 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/27
No Opt. Call AA   32,344
232,370 Total Colorado 220,908,591
Connecticut - 1.6%
3,640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+   3,341,775
1,955 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   2,013,298
5,570 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53,
(Mandatory Put 1/01/27)
10/26 at 100.87 A+   5,843,821
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,815 4.000%, 7/01/34 7/29 at 100.00 A- 2,475,258
10,495 4.000%, 7/01/35 7/29 at 100.00 A- 9,054,561
5,000 4.000%, 7/01/36 7/29 at 100.00 A- 4,277,000
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
700 4.000%, 7/01/26 No Opt. Call BBB+ 685,783
925 4.000%, 7/01/27 No Opt. Call BBB+ 899,720
775 4.000%, 7/01/28 No Opt. Call BBB+ 749,208
600 4.000%, 7/01/29 No Opt. Call BBB+ 576,030
11,580 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/07/23)
No Opt. Call AAA   11,471,032
5,530 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
7/01/26)
No Opt. Call AAA   5,191,841
8,610 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA   8,396,989
7,735 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   7,495,679
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA   1,082,636
935 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA   873,159
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA   1,188,341
5,635 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA   4,423,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut Housing Finance Authority, Housing
Mortgage Finance Program Bonds, Series 2020A-1:
$ 5,405 2.450%, 5/15/38 5/29 at 100.00 AAA $ 4,096,882
5,125 3.500%, 11/15/45 5/29 at 100.00 AAA 4,942,857
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   3,383,300
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   2,051,288
10,700 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA   7,355,929
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA   7,709,757
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 AAA   15,578,815
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA-   1,822,703
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2021C:
3,440 5.000%, 1/01/25 No Opt. Call AA- 3,566,661
3,500 5.000%, 1/01/26 No Opt. Call AA- 3,679,340
585 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/41
4/30 at 100.00 N/R   486,936
Stratford, Connecticut, General Obligation Bonds, Series
2014:
510 5.000%, 12/15/24, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 511,948
580 5.000%, 12/15/26, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 582,216
148,670 Total Connecticut 125,808,633
Delaware - 0.3%
17,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   15,596,941
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA   942,540
3,995 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke
Memorial Hospital, Series 2013, 5.000%, 7/01/28, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 4,049,172
22,435 Total Delaware 20,588,653
District of Columbia - 1.0%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
10/22 at 100.00 BB-   3,881,125
1,150 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A-   1,174,852
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
10/22 at 23.37 N/R   32,267,234

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
92
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital Improvement Projects, Refunding First
Senior Lien Series 2019A:
$ 1,250 5.000%, 10/01/33 10/28 at 100.00 A $ 1,335,212
1,750 5.000%, 10/01/34 10/28 at 100.00 A 1,859,060
2,025 5.000%, 10/01/35 10/28 at 100.00 A 2,142,511
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
5,560 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 5,785,903
4,150 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 4,354,429
4,155 5.000%, 10/01/29, (AMT) 10/28 at 100.00 Aa3 4,343,761
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2020A.
Forward Delivery:
10,000 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 10,000,000
5,225 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 5,299,509
Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Green Series
2021A:
2,820 5.000%, 7/15/27 No Opt. Call AA 3,027,439
6,910 4.000%, 7/15/34 7/31 at 100.00 AA 6,904,887
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA-   1,313,311
209,700 Total District of Columbia 83,689,233
Florida - 4.3%
4,170 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A   4,347,100
12,915 Broward County School Board, Florida, Certificates of Participation,
Series 2015A, 5.000%, 7/01/25
No Opt. Call Aa3   13,444,257
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A1 10,075,500
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A1 15,237,464
3,110 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1   2,785,098
Cape Coral, Florida, Utility Improvement Assessment
Bonds, Refunding Various Areas Series 2017:
885 2.250%, 9/01/23 - AGM Insured No Opt. Call AA 875,291
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA 1,377,415
1,230 2.750%, 9/01/25 - AGM Insured No Opt. Call AA 1,198,340
855 2.750%, 9/01/26 - AGM Insured No Opt. Call AA 827,059
545 3.000%, 9/01/27 - AGM Insured No Opt. Call AA 522,557
Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015:
9,685 5.000%, 10/01/32 10/25 at 100.00 A+ 10,048,575
7,325 5.000%, 10/01/33 10/25 at 100.00 A+ 7,593,681
2,030 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35,
144A
7/26 at 100.00 N/R   1,935,463
7,620 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA   8,092,288

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 14,640 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   $ 15,104,674
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series
2013:
485 4.750%, 11/01/23, (ETM) No Opt. Call N/R (4) 489,059
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 1,913,810
1,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Series 2013A, 6.000%, 4/01/42, (Pre-refunded
4/01/23)
4/23 at 100.00 A-  (4) 1,014,040
13,450 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021A,
5.000%, 7/01/26
No Opt. Call AAA   14,322,770
370 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   361,653
1,155 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/35
6/27 at 100.00 BBB   1,163,755
30,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   25,928,700
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/22 at 102.00 N/R 23,064,360
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/22 at 103.00 N/R 40,691,570
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/22 at 103.00 N/R 26,112,881
25,965 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   25,349,889
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016:
1,305 5.000%, 4/01/32 4/26 at 100.00 A- 1,339,570
1,760 5.000%, 4/01/33 4/26 at 100.00 A- 1,803,120
6,015 5.000%, 4/01/34 4/26 at 100.00 A- 6,150,518
4,290 5.000%, 4/01/35 4/26 at 100.00 A- 4,375,199
1,050 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa   1,016,158
2,070 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa   2,053,129
4,615 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa   4,439,399
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa   5,353,996
1,465 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA-   1,538,338
9,955 Florida State Department of Transportation, Federal Highway
Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A,
5.000%, 7/01/26
No Opt. Call AA   10,500,036
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call AA   5,473,479

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
94
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A-   $ 6,084,474
5,560 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   5,530,866
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
2,830 5.000%, 7/01/24 No Opt. Call A 2,893,845
2,135 5.000%, 7/01/27 7/24 at 100.00 A 2,182,077
5,200 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2012A, 5.000%, 10/01/22,
(AMT)
No Opt. Call A2   5,200,000
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36 (WI/DD, Settling 5/03/23)
8/30 at 103.00 A-   6,619,041
Orlando, Florida, Tourist Development Tax Revenue
Bonds, 6th Cent Contract Payments, Refunding Senior
Series 2017A:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA 4,255,560
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA 2,122,883
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44
10/29 at 100.00 BBB+   971,530
2,525 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R  (4) 2,616,329
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call N/R   3,521,322
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1 264,537
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1 337,943
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA   5,019,806
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A+   935,255
361,120 Total Florida 346,475,659
Georgia - 2.2%
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 Aa3 11,283,651
4,350 5.000%, 1/01/29 1/24 at 100.00 Aa3 4,432,737
7,075 5.000%, 1/01/30 1/24 at 100.00 Aa3 7,202,562
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series
2021B. TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R   2,979,343
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
1,315 3.600%, 12/01/33 6/27 at 100.00 AAA 1,263,044
1,235 3.850%, 12/01/38 6/27 at 100.00 AAA 1,202,137
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
2,940 3.050%, 12/01/34 6/28 at 100.00 AAA 2,574,117
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA 3,421,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA   $ 6,527,254
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 AAA   2,945,590
5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA   5,443,428
Georgia Ports Authority, Revenue Bonds, Series 2022:
3,000 5.000%, 7/01/34 7/32 at 100.00 AA 3,287,550
3,375 5.000%, 7/01/35 7/32 at 100.00 AA 3,679,796
1,475 5.000%, 7/01/36 7/32 at 100.00 Aa2 1,598,929
1,180 5.000%, 7/01/37 7/32 at 100.00 AA 1,275,309
32,615 Georgia State, General Obligation Bonds, Series 2021A, 5.000%,
7/01/25
No Opt. Call AAA   34,221,941
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   26,879,032
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019C, 4.000%, 3/01/50, (Mandatory Put 9/01/26)
6/26 at 100.50 A3   10,324,749
3,325 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   3,286,397
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   9,390,200
3,250 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   3,249,090
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   16,849,986
10,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2022A, 5.000%, 9/01/32
No Opt. Call AA   11,345,000
177,330 Total Georgia 174,663,482
Guam - 0.0%
4,070 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 A- (4) 4,139,963
Hawaii - 0.7%
8,780 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A-   6,770,258
10,185 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   9,808,664
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Queens Health Systems, Series
2015A:
5,515 5.000%, 7/01/26 7/25 at 100.00 AA- 5,731,133
4,510 5.000%, 7/01/27 7/25 at 100.00 AA- 4,684,943
7,825 5.000%, 7/01/28 7/25 at 100.00 AA- 8,126,184
9,180 5.000%, 7/01/29 7/25 at 100.00 AA- 9,530,768
15,450 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   15,147,953
61,445 Total Hawaii 59,799,903

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
96
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.4%
$ 560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2   $ 517,748
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1   1,887,193
3,750 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1   3,851,775
1,340 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A-   1,243,788
3,340 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A,
5.000%, 7/15/29
No Opt. Call A+   3,647,547
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 BBB-   997,110
1,050 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1   997,763
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   11,758,537
13,690 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   9,658,843
38,940 Total Idaho 34,560,304
Illinois - 10.2%
1,650 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
10/22 at 100.00 N/R   1,620,762
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB   4,707,285
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
2,800 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2 (4) 1,988,084
2,550 0.000%, 1/01/31, (Pre-refunded 7/01/23) 7/23 at 68.95 A2 (4) 1,716,456
2,760 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2 (4) 1,759,169
4,000 0.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 61.69 A2 (4) 2,409,120
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
425 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 421,927
440 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 430,126
944 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 905,230
1,030 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 979,283
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 895,709
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
580 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 575,807
605 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 591,424
936 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 897,558
1,399 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,330,113
1,427 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 1,344,034
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A-   30,835,262
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A- 1,892,122
1,000 5.000%, 4/01/42 4/27 at 100.00 A- 1,003,270

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A-   $ 1,161,155
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB   11,989,019
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB 3,193,125
12,385 5.000%, 12/01/30 12/27 at 100.00 BB 12,530,028
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB   2,613,780
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB   8,801,389
5,795 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB   5,796,681
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200 5.000%, 12/01/22 No Opt. Call BB 1,202,220
2,885 5.000%, 12/01/23 No Opt. Call BB 2,916,677
2,300 5.000%, 12/01/24 No Opt. Call BB 2,341,124
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB 1,609,309
2,545 0.000%, 12/01/26 No Opt. Call BB 2,095,070
4,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB   3,993,880
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   21,425,794
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,000 5.000%, 12/01/33 12/30 at 100.00 BB 994,860
5,300 5.000%, 12/01/36 12/30 at 100.00 BB 5,226,065
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   5,966,720
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2015A:
5,720 5.000%, 1/01/33 1/25 at 100.00 A 5,765,245
4,225 5.000%, 1/01/34 1/25 at 100.00 A 4,252,758
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022A, 4.500%, 1/01/48 (WI/DD,
Settling 10/04/22)
1/31 at 100.00 A+   918,000
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A 2,600,275
3,000 5.000%, 1/01/37 1/29 at 100.00 A 3,111,960
4,000 5.000%, 1/01/38 1/29 at 100.00 A 4,121,400
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   18,483,129

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
98
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
$ 4,745 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) $ 4,765,878
2,080 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,089,152
7,600 5.000%, 1/01/24 No Opt. Call BBB+ 7,682,460
4,440 5.000%, 1/01/25 No Opt. Call BBB+ 4,519,742
2,045 5.000%, 1/01/26 No Opt. Call BBB+ 2,086,841
1,525 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%,
12/01/24
12/23 at 100.00 A+   1,540,174
2,680 Cook County, Illinois, General Obligation Bonds, Refunding Series
2012C, 5.000%, 11/15/22
No Opt. Call A+   2,685,360
6,075 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/26
No Opt. Call A+   6,394,241
3,695 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 AA-   3,319,403
Effingham and Clay Counties Community Unit School
District Number 40, Effingham,  Illinois, General
Obligation Bonds, School Series 2019A:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA 1,021,670
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA 1,000,090
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA 1,375,079
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA 1,414,086
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA   487,955
Huntley, Illinois, Special Tax Bonds, Special Service Area
9, Refunding Series 2017:
872 2.400%, 3/01/23 - BAM Insured No Opt. Call AA 867,300
922 2.600%, 3/01/24 - BAM Insured No Opt. Call AA 905,275
1,020 3.000%, 3/01/26 - BAM Insured No Opt. Call AA 994,449
1,050 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA 1,031,362
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA   6,865,158
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA   7,790,495
1,240 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA   1,257,410
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   8,562,645
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39
8/27 at 100.00 AA   5,861,632
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 5.000%, 3/01/30
3/26 at 100.00 AA-   2,090,240
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
2,400 3.625%, 2/15/32 2/27 at 100.00 AA+ 2,268,960
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+ 9,280,100
30,010 4.000%, 2/15/41 2/27 at 100.00 AA+ 27,417,736
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 1,536,635
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 71,472

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
$ 475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) $ 490,751
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 1,244,958
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 800,699
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 2,531,242
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 3,092,515
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 7,288,944
Illinois Finance Authority, Revenue Bonds, Memorial
Health System, Series 2019:
2,505 5.000%, 4/01/31 4/29 at 100.00 AA- 2,649,438
1,300 5.000%, 4/01/32 4/29 at 100.00 AA- 1,362,569
4,500 5.000%, 4/01/34 4/29 at 100.00 AA- 4,654,080
7,610 5.000%, 4/01/36 4/29 at 100.00 AA- 7,836,854
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A3   5,533,382
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
2,370 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 AA- (4) 2,498,905
3,170 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 AA- (4) 3,342,416
5,000 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 AA- (4) 5,271,950
Illinois Finance Authority, Revenue Bonds, OSF
Healthcare System, Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A 1,031,730
1,890 5.000%, 11/15/28 11/25 at 100.00 A 1,943,808
2,000 5.000%, 11/15/29 11/25 at 100.00 A 2,050,100
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
10/22 at 100.00 B   2,905,042
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3 2,222,420
5,000 5.000%, 8/15/44 8/25 at 100.00 A3 4,928,000
Illinois FInance Authority, Revenue Bonds, Southern
Illinois Healthcare Enterprises, Inc., Refunding Series
2017C:
1,160 5.000%, 3/01/32 3/27 at 100.00 AA- 1,187,933
2,750 5.000%, 3/01/33 3/27 at 100.00 AA- 2,809,592
1,650 5.000%, 3/01/34 3/27 at 100.00 AA- 1,678,397
1,815 4.000%, 3/01/35 3/27 at 100.00 AA- 1,683,848
9,805 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call AA-   10,432,520
610 Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare
Network, Series 2003A. Remarketing 07/21/16, 1.375%, 11/15/22
10/22 at 100.50 AA   608,231
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa   14,282,865
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa   550,788
Illinois State, General Obligation Bonds, February Series
2014:
4,110 5.000%, 2/01/23 No Opt. Call BBB 4,129,070
5,815 5.000%, 2/01/24 No Opt. Call BBB 5,894,666
4,985 5.000%, 2/01/25 2/24 at 100.00 BBB 5,049,955
4,675 5.000%, 2/01/26 2/24 at 100.00 BBB 4,734,185
6,275 5.000%, 2/01/27 2/24 at 100.00 BBB 6,352,371

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
100
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,020 Illinois State, General Obligation Bonds, June Series 2016, 3.500%,
6/01/29
6/26 at 100.00 BBB   $ 2,834,995
2,750 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/26
No Opt. Call BBB   2,798,538
Illinois State, General Obligation Bonds, May Series 2014:
1,000 5.000%, 5/01/28 5/24 at 100.00 BBB 1,009,050
1,800 5.000%, 5/01/32 5/24 at 100.00 BBB 1,806,606
12,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/26
No Opt. Call BBB   12,432,532
8,055 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB   8,204,501
Illinois State, General Obligation Bonds, November
Series 2017D:
26,135 5.000%, 11/01/23 No Opt. Call BBB 26,447,313
4,190 5.000%, 11/01/24 No Opt. Call BBB 4,260,057
5,430 5.000%, 11/01/25 No Opt. Call BBB 5,523,342
3,590 3.250%, 11/01/26 No Opt. Call BBB 3,426,835
3,440 5.000%, 11/01/26 No Opt. Call BBB 3,505,566
11,610 5.000%, 11/01/27 No Opt. Call BBB 11,872,618
6,290 5.000%, 11/01/28 11/27 at 100.00 BBB 6,413,850
10,075 Illinois State, General Obligation Bonds, November Series 2019A,
5.000%, 11/01/22
No Opt. Call BBB   10,085,982
2,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 BBB   2,042,680
3,250 Illinois State, General Obligation Bonds, Refunding March Series 2021C,
4.000%, 3/01/24
No Opt. Call BBB   3,252,178
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 BBB   1,618,464
Illinois State, General Obligation Bonds, Series 2013:
5,735 5.500%, 7/01/25 7/23 at 100.00 BBB 5,795,275
2,905 5.500%, 7/01/26 7/23 at 100.00 BBB 2,934,108
2,130 5.500%, 7/01/27 7/23 at 100.00 BBB 2,150,363
7,670 5.250%, 7/01/29 7/23 at 100.00 BBB 7,717,170
4,000 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/26 No Opt. Call BBB+   4,070,600
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2014A:
3,880 5.000%, 12/01/22 No Opt. Call AA- 3,891,368
4,110 5.000%, 1/01/33 1/23 at 100.00 AA- 4,125,618
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2016A:
6,880 5.000%, 12/01/31 1/26 at 100.00 AA- 7,161,530
6,990 5.000%, 12/01/32 1/26 at 100.00 AA- 7,263,588
14,785 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA-   15,542,583
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA- 11,151,250
6,260 5.000%, 1/01/37 1/24 at 100.00 AA- 6,342,256
11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   11,915,654
10,950 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/37
1/26 at 100.00 AA-   11,295,801

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 10,265 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB   $ 10,734,726
Kane County Community Unit School District 304
Geneva, Illinois, General Obligation Bonds, Series
2007A:
285 9.000%, 1/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 288,945
965 9.000%, 1/01/23 - AGM Insured No Opt. Call AA+ 978,857
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+ 4,421,034
1,220 9.000%, 1/01/25, (ETM) No Opt. Call AA (4) 1,368,108
Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016:
5,020 5.000%, 2/01/34 2/26 at 100.00 AA- 5,173,060
3,465 5.000%, 2/01/35 2/26 at 100.00 AA- 3,565,208
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 1,177,141
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA 1,574,367
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,234,644
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA 1,742,039
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA 1,825,378
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA 1,919,181
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2 1,892,250
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2 1,978,939
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2 1,606,145
Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series
2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA 2,547,126
2,500 5.000%, 12/01/29 12/25 at 100.00 AA 2,620,500
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 AA   1,578,765
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 BBB+   3,562,382
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call BBB+   345,396
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
1,810 0.000%, 12/15/37 (8) No Opt. Call BBB+ 1,016,007
9,045 0.000%, 12/15/42 (8) 6/38 at 100.00 BBB+ 4,808,141
6,000 0.000%, 12/15/47 (8) 6/38 at 100.00 BBB+ 3,058,620
1,470 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BBB+   1,417,154
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29
- NPFG Insured
No Opt. Call BBB+   20,498,329

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
102
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
$ 408 3.100%, 3/01/26 - BAM Insured No Opt. Call AA $ 398,363
461 3.200%, 3/01/27 - BAM Insured No Opt. Call AA 449,691
325 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 316,495
564 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 554,790
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R   458,990
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 340,697
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 686,264
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series
2011, 0.000%, 12/01/24
No Opt. Call A   2,078,775
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM
Insured
3/24 at 100.00 AA   1,514,498
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
3,940 5.000%, 6/01/25 No Opt. Call A 4,068,562
5,135 5.000%, 6/01/26 No Opt. Call A 5,349,541
3,030 5.000%, 6/01/27 6/26 at 100.00 A 3,150,806
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4,
Refunding Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA 1,283,539
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 1,073,676
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA 1,903,981
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
2,425 5.000%, 1/01/36 1/30 at 100.00 AA- 2,488,487
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA 2,538,341
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series
2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,665,856
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,522,588
2,880 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District Council
Project, Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A-   2,665,699
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA- 930,411
1,225 4.000%, 10/15/35 4/30 at 100.00 AA- 1,156,130
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
7,805 5.000%, 3/01/33 3/25 at 100.00 A 8,006,837
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA 14,324,216
11,060 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 11,310,288
2,830 Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2012, 4.000%, 11/01/22
No Opt. Call A   2,831,472

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Will and Kendall Counties Community Consolidated
School District 202 Plainfield, Illinois, General Obligation
Bonds, Series 2016C:
$ 3,355 5.000%, 1/01/23 No Opt. Call Aa2 $ 3,369,661
3,295 5.000%, 1/01/24 No Opt. Call Aa2 3,363,174
4,215 5.000%, 1/01/25 No Opt. Call Aa2 4,367,414
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2013B, 0.000%, 1/01/30
No Opt. Call Baa1   4,144,055
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source, Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+  (4) 5,269,850
Winnebago-Boone Counties School District 205
Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070 0.000%, 2/01/25 No Opt. Call A+ 3,707,566
3,855 0.000%, 2/01/26 No Opt. Call A+ 3,366,225
845,223 Total Illinois 824,151,279
Indiana - 3.4%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013, 5.000%, 10/01/32
10/23 at 100.00 N/R   6,056,820
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB+   3,489,955
2,570 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   2,180,105
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 A2   5,447,723
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B-   2,300,306
5,840 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 A-   5,484,753
Indiana Finance Authority, Hospital Revenue Bonds,
Major Hospital Project, Series 2014A:
1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 1,132,034
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 508,645
4,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+   4,175,480
3,945 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%,
10/01/27
No Opt. Call AA   4,242,887
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2014A:
800 5.000%, 10/01/22 No Opt. Call AA 800,000
650 5.000%, 10/01/23 No Opt. Call AA 660,855
735 5.000%, 10/01/24 No Opt. Call AA 760,673
1,580 5.000%, 10/01/25 10/24 at 100.00 AA 1,636,122
1,710 5.000%, 10/01/26 10/24 at 100.00 AA 1,770,055
10,000 5.000%, 10/01/40 10/24 at 100.00 AA 10,178,800
8,010 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 2.950%, 10/01/22, (ETM)
9/22 at 100.00 AA-  (4) 8,010,000
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   997,513

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
104
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa   $ 7,522,699
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series 2013A:
2,900 5.250%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,943,529
2,505 5.250%, 1/01/34, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,542,600
Indianapolis Local Public Improvement Bond Bank,
Indiana, Airport Authority Project Revenue Bonds,
Refunding Series 2019D:
9,125 5.000%, 1/01/25, (AMT) No Opt. Call A1 9,341,719
4,305 5.000%, 1/01/26, (AMT) No Opt. Call A1 4,426,745
11,165 5.000%, 1/01/28, (AMT) No Opt. Call A1 11,603,226
5,035 5.000%, 1/01/29, (AMT) No Opt. Call A1 5,262,834
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA   5,071,000
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,910 5.250%, 8/15/28 8/23 at 100.00 AA 8,054,832
10,000 5.250%, 8/15/29 8/23 at 100.00 AA 10,183,100
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,530 5.000%, 8/15/26 No Opt. Call AA 13,320,142
6,830 5.000%, 8/15/27 No Opt. Call AA 7,356,115
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
515 5.000%, 10/01/27 10/24 at 100.00 A+ 531,882
730 5.000%, 10/01/28 10/24 at 100.00 A+ 754,068
1,035 5.000%, 10/01/29 10/24 at 100.00 A+ 1,069,124
1,360 5.000%, 10/01/31 10/24 at 100.00 A+ 1,404,581
1,215 5.000%, 10/01/33 10/24 at 100.00 A+ 1,255,058
Lake County Building Corporation, Indiana, First
Mortgage Bonds, Series 2012:
500 5.000%, 8/01/23 10/22 at 100.00 N/R 499,860
500 5.000%, 2/01/24 10/22 at 100.00 N/R 499,965
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A-   33,275,575
Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020:
675 4.000%, 7/15/24 No Opt. Call AA+ 683,667
575 4.000%, 1/15/25 No Opt. Call AA+ 584,493
Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A 1,071,939
1,000 5.000%, 2/01/26 8/24 at 100.00 A 1,030,170
1,805 5.000%, 2/01/27 8/24 at 100.00 A 1,857,832
1,800 5.000%, 2/01/29 8/24 at 100.00 A 1,852,686
2,700 5.000%, 2/01/31 8/24 at 100.00 A 2,779,029
29,520 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   30,323,534
25,005 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/01/22)
No Opt. Call A2   25,024,004

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 20,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2   $ 20,706,263
273,845 Total Indiana 272,664,997
Iowa - 1.1%
1,865 Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan
Notes Series 2021A, 5.000%, 6/01/27
No Opt. Call AA+   2,005,770
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,835 5.000%, 6/01/26 No Opt. Call AA+ 5,130,370
3,900 5.000%, 6/01/27 No Opt. Call AA+ 4,194,372
10,030 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health Project,  Series 2013A, 5.250%, 2/15/44, (Pre-refunded
2/15/23)
2/23 at 100.00 AA-  (4) 10,105,426
Iowa Finance Authority, Healthcare Revenue Bonds,
Genesis Health System, Series 2013A:
8,670 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 8,784,357
6,840 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 6,930,220
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
2,955 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 BBB- 2,686,450
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB- 1,756,767
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA   1,591,740
11,460 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA   11,218,538
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA   5,086,242
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA   1,625,445
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 AAA   12,179,280
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
400 5.000%, 6/01/27 No Opt. Call A 411,848
1,400 5.000%, 6/01/28 No Opt. Call A 1,443,092
1,625 5.000%, 6/01/29 No Opt. Call A 1,682,769
1,600 5.000%, 6/01/30 No Opt. Call A 1,655,024
1,605 5.000%, 6/01/31 No Opt. Call A- 1,658,093
1,610 5.000%, 6/01/32 6/31 at 100.00 A- 1,655,933
1,000 5.000%, 6/01/33 6/31 at 100.00 A- 1,023,290
8,395 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB   7,436,627
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1   2,906,760
96,565 Total Iowa 93,168,413
Kansas - 0.5%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993A, 2.950%, 12/01/23
4/23 at 101.00 A+   14,477,235

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
106
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 16,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
4/23 at 101.00 A+   $ 15,805,920
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 AA   8,269,590
1,505 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/23
No Opt. Call A   1,527,861
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,223,768
42,510 Total Kansas 42,304,374
Kentucky - 1.6%
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
110 4.000%, 2/01/33 2/30 at 100.00 BBB+ 100,149
500 4.000%, 2/01/34 2/30 at 100.00 BBB+ 443,535
180 4.000%, 2/01/35 2/30 at 100.00 BBB+ 158,690
1,110 4.000%, 2/01/36 2/30 at 100.00 BBB+ 959,018
17,600 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1   13,763,376
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 BBB-   1,012,440
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2   3,204,992
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2   1,050,008
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+ 1,338,876
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+ 3,325,461
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1   4,437,780
Murray, Kentucky, Hospital Facilities Revenue Bonds,
Murray-Calloway County Public Hospital Corporation
Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call Ba2 1,017,311
1,060 5.000%, 8/01/26 No Opt. Call Ba2 1,073,971
1,110 5.000%, 8/01/27 8/26 at 100.00 Ba2 1,125,240
1,165 5.000%, 8/01/28 8/26 at 100.00 Ba2 1,180,133
1,230 5.000%, 8/01/29 8/26 at 100.00 Ba2 1,243,370
2,935 5.000%, 8/01/37 8/26 at 100.00 Ba2 2,871,575
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
5,070 4.000%, 2/01/26 No Opt. Call Aa2 5,187,117
3,820 4.000%, 2/01/27 No Opt. Call Aa2 3,924,362
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call A   12,783,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 5,540 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2   $ 5,528,865
24,485 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   24,401,506
7,910 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1   7,860,721
18,485 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   17,994,038
2,850 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 A2   2,824,379
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   3,845,648
University of Kentucky, General Receipts Bonds, Series
2018A:
1,350 3.000%, 10/01/34 4/26 at 100.00 AA 1,179,873
5,000 3.125%, 10/01/37 4/26 at 100.00 AA 4,232,700
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA-   1,600,701
139,780 Total Kentucky 129,669,735
Louisiana - 2.7%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
14,510 5.000%, 12/01/34 12/29 at 100.00 BB 14,507,969
10,900 5.000%, 12/01/39 12/29 at 100.00 BB 10,575,507
East Baton Rouge Sewerage Commission, Louisiana,
Revenue Bonds, Refunding Series 2014B:
980 5.000%, 2/01/23 No Opt. Call AA- 986,389
580 5.000%, 2/01/24 No Opt. Call AA- 594,291
805 5.000%, 2/01/25 No Opt. Call AA- 837,144
12,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory
Put 12/01/24)
No Opt. Call A3   11,676,625
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
17,490 5.000%, 6/01/25 No Opt. Call A1 18,159,692
16,740 5.000%, 6/01/26 No Opt. Call A1 17,579,511
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 Aaa   1,721,071
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   8,401,500
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects,
Subordinate Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,334,971
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,918,713
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,048,220
20,695 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   18,969,658

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
108
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 5,430 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   $ 5,301,852
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call A3   5,126,100
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
1,375 5.000%, 5/15/28 5/27 at 100.00 A 1,431,677
1,000 5.000%, 5/15/29 5/27 at 100.00 A 1,036,500
1,175 5.000%, 5/15/30 5/27 at 100.00 A 1,211,108
1,755 5.000%, 5/15/31 5/27 at 100.00 A 1,800,507
3,235 5.000%, 5/15/42 5/27 at 100.00 A 3,207,147
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of
New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 Caa1   900,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series
2016:
25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 26,319
1,095 5.000%, 5/15/30 5/26 at 100.00 A 1,121,882
3,420 5.000%, 5/15/32 5/26 at 100.00 A 3,483,851
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 36,847
3,675 5.000%, 5/15/33 5/26 at 100.00 A 3,729,905
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 42,110
2,980 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+   2,986,824
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
3,165 5.000%, 7/01/29 7/23 at 100.00 A2 3,181,205
1,080 5.000%, 7/01/30 7/23 at 100.00 A2 1,084,752
4,010 5.000%, 7/01/31 7/23 at 100.00 A2 4,027,323
3,935 5.000%, 7/01/32 7/23 at 100.00 A2 3,951,724
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 AA-   5,266,050
Louisiana State, Unclaimed Property Special Revenue
Bonds, Interstate 49 North Project, Series 2013:
1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 1,183,535
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 5,155,743
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 4,063,640
New Orleans, Louisiana, General Obligation Bonds,
Public Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+ 5,487,011
6,015 5.000%, 12/01/29 No Opt. Call A+ 6,520,320
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
1,000 5.000%, 12/01/22 No Opt. Call A+ 1,002,860
970 5.000%, 12/01/23 No Opt. Call A+ 988,779
1,020 5.000%, 12/01/24 No Opt. Call A+ 1,053,018
480 5.000%, 12/01/25 No Opt. Call A+ 501,672
795 5.000%, 12/01/27 12/25 at 100.00 A+ 832,349

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Refunding Series 2014:
$ 250 5.000%, 6/01/24 No Opt. Call A $ 256,200
605 5.000%, 6/01/25 6/24 at 100.00 A 621,880
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 514,115
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 658,067
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 390,727
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 616,938
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 428,565
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 810,092
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,045,280
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,123,676
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30, (Pre-
refunded 4/01/23), (AMT)
4/23 at 100.00 A  (4) 503,550
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   3,480,229
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,495,539
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   934,090
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
630 3.000%, 12/01/22 - AGM Insured No Opt. Call AA 629,389
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 796,123
1,465 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA 1,587,855
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA 1,079,560
1,000 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA 1,075,060
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA 1,232,547
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA 1,636,895
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA 4,954,848
2,075 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA 1,984,385
220,520 Total Louisiana 216,909,481
Maine - 0.6%
1,100 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB  (4) 1,114,509
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center
Obligated Group Issue, Series 2016A:
4,525 4.000%, 7/01/41 7/26 at 100.00 BBB 3,739,731
5,675 4.000%, 7/01/46 7/26 at 100.00 BBB 4,485,974
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175 4.000%, 7/01/37 7/30 at 100.00 A+ 1,089,413
1,250 4.000%, 7/01/38 7/30 at 100.00 A+ 1,149,888
2,825 4.000%, 7/01/39 7/30 at 100.00 A+ 2,562,783
1,590 4.000%, 7/01/40 7/30 at 100.00 A+ 1,431,366

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
110
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A:
$ 200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA $ 208,948
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA 157,924
235 5.000%, 7/01/28 - AGM Insured No Opt. Call AA 249,626
595 2.500%, 7/01/29 - AGM Insured No Opt. Call AA 553,285
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA 215,470
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+   7,002,000
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+   2,003,000
7,400 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 AA+   5,059,898
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+   4,516,764
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+   2,142,758
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+   7,023,296
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 AA+   2,065,890
63,250 Total Maine 46,772,523
Maryland - 1.4%
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A 1,166,952
3,365 5.000%, 1/01/37 1/26 at 100.00 A 3,426,109
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call CCC 1,701,691
2,780 5.000%, 9/01/29 9/27 at 100.00 CCC 2,675,361
1,000 5.000%, 9/01/30 9/27 at 100.00 CCC 955,060
1,365 5.000%, 9/01/31 9/27 at 100.00 CCC 1,291,345
145 5.000%, 9/01/34 9/27 at 100.00 CCC 132,992
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,306,590
Baltimore, Maryland, Revenue Bonds, Water Projects,
Series 2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,022,650
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,753,845
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1   18,339,492
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1   7,421,549
14,065 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1   9,007,367
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1   8,814,150
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 AA+   13,935,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 5,835 Maryland Department of Transportation, Consolidated Transportation
Revenue Bonds, Second Series 2017, 5.000%, 9/01/28
9/27 at 100.00 AAA   $ 6,304,426
1,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA   1,047,120
6,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 A   6,607,763
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
805 5.000%, 7/01/32 7/26 at 100.00 BBB+ 814,773
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+ 2,272,455
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+ 1,663,183
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+ 2,013,580
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+ 1,579,357
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 Baa3   901,500
7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 8,082,364
9,870 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA   10,004,133
136,040 Total Maryland 114,241,207
Massachusetts - 1.3%
2,015 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA   2,111,035
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
835 5.000%, 7/01/26 7/24 at 100.00 B- 804,598
680 5.000%, 7/01/27 7/24 at 100.00 B- 646,850
925 5.000%, 7/01/28 7/24 at 100.00 B- 869,833
960 5.000%, 7/01/29 7/24 at 100.00 B- 889,718
4,800 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%,
10/01/32, 144A
10/22 at 105.00 BB+   4,733,856
2,370 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28,
144A (6)
10/22 at 100.00 N/R   876,900
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB  (4) 15,792,810
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB   1,272,247
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,275 5.000%, 7/01/33 7/28 at 100.00 A 2,354,671
1,085 5.000%, 7/01/38 7/28 at 100.00 A 1,085,629

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
112
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 350 5.000%, 7/15/31, 144A 7/30 at 100.00 BB+ $ 348,404
415 5.000%, 7/15/32, 144A 7/30 at 100.00 BB+ 407,949
320 5.000%, 7/15/33, 144A 7/30 at 100.00 BB+ 309,069
300 5.000%, 7/15/34, 144A 7/30 at 100.00 BB+ 287,403
270 5.000%, 7/15/35, 144A 7/30 at 100.00 BB+ 257,148
135 5.000%, 7/15/36, 144A 7/30 at 100.00 BB+ 127,945
145 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 136,519
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2018L:
1,080 5.000%, 10/01/30 10/28 at 100.00 BBB+ 1,120,846
1,240 5.000%, 10/01/31 10/28 at 100.00 BBB+ 1,278,899
1,775 5.000%, 10/01/32 10/28 at 100.00 BBB+ 1,816,020
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
980 5.000%, 7/01/35 7/31 at 100.00 A- 1,007,371
545 5.000%, 7/01/36 7/31 at 100.00 A- 556,113
615 5.000%, 7/01/37 7/31 at 100.00 A- 623,198
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A-   3,467,065
4,245 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+   3,725,752
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   1,082,304
1,790 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 3.000%, 12/01/39
12/28 at 100.00 AA   1,448,003
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA   1,881,285
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA   2,331,150
7,570 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+   5,945,705
2,330 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+   1,616,437
4,930 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+   3,316,855
4,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+   3,279,505
2,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 Aa1   2,063,951
25,700 Massachusetts State, General Obligation Bonds, Refunding Series
2020A, 5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1   26,008,914
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+   6,993,485
25 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 2.000%, 1/13/23
No Opt. Call N/R   25,150
112,900 Total Massachusetts 102,900,592

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 2.8%
Detroit Downtown Development Authority, Michigan,
Tax Increment Bonds, Development  Area 1 Projects,
Refunding Series 1996B:
$ 2,650 0.000%, 7/01/23 No Opt. Call BB+ $ 2,549,326
2,880 0.000%, 7/01/24 No Opt. Call BB+ 2,620,282
660 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA-   697,085
21,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory
Put 5/15/26)
No Opt. Call A2   21,136,710
10,970 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call AA-   9,259,667
16,855 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call AA-   14,414,396
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal
System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+   5,121,673
17,750 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 Aa3   18,785,535
9,115 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   9,189,287
1,250 Michigan Finance Authority, Revenue Bonds, Trinity Health Credit
Group, Refunding Series 2013MI-1, 2.030%, 12/01/34, (Mandatory Put
12/01/22)
No Opt. Call Aa3   1,248,563
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A- 1,873,152
1,500 5.000%, 6/01/32 12/30 at 100.00 A- 1,554,405
2,435 4.000%, 6/01/34 12/30 at 100.00 A- 2,275,483
1,000 4.000%, 6/01/35 12/30 at 100.00 A- 927,120
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA   2,230,676
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA   5,820,640
2,555 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+   2,193,800
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+   10,307,310
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+   18,516,097
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+   6,324,477
1,795 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/24
No Opt. Call Aa2   1,819,394
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3   18,106,797

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
114
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3   $ 17,334,389
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call Ba2   2,172,715
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,144,356
Royal Oak Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, William Beaumont Hospital Obligated
Group, Refunding Series 2014D:
1,040 5.000%, 9/01/26, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 1,066,603
2,000 5.000%, 9/01/27, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 2,051,160
2,555 5.000%, 9/01/28, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 2,620,357
3,820 5.000%, 9/01/29, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 3,917,715
5,145 5.000%, 9/01/30, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 5,276,609
2,320 5.000%, 9/01/31, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 2,379,346
Wayne County Airport Authority, Michigan, Revenue
Bonds, Detroit Metropolitan Wayne County Airport,
Refunding Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1 3,812,364
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1 5,343,979
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1 5,038,750
13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1   13,067,744
251,185 Total Michigan 223,197,962
Minnesota - 0.9%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
910 5.000%, 2/15/33 2/28 at 100.00 A- 930,138
1,135 5.000%, 2/15/37 2/28 at 100.00 A- 1,125,704
8,220 4.250%, 2/15/43 2/28 at 100.00 A- 7,409,262
55 4.250%, 2/15/48 2/28 at 100.00 A- 48,297
4,930 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2020B, 5.000%, 12/01/25
No Opt. Call AAA   5,208,545
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 AA-   1,455,803
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+ 2,661,469
2,005 5.000%, 1/01/32 1/24 at 100.00 A+ 2,030,564
4,343 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   4,065,096
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B:
6,205 2.625%, 1/01/40 7/29 at 100.00 AA+ 5,379,487
8,620 3.500%, 7/01/50 7/29 at 100.00 AA+ 8,363,210
5,550 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+   4,227,601
4,605 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+   3,204,988

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 4,155 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+   $ 2,938,790
9,285 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 AA+   6,838,310
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
1/23 at 100.00 A-   425,595
1,150 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted
Medical Center Project, Series 2013, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R  (4) 1,164,743
2,385 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA-   2,406,417
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA   5,454,919
White Bear Lake Independent School District 624,
Ramsey County, Minnesota, General Obligation Bonds,
Facilities Maintenance Series 2021A:
2,650 2.000%, 2/01/28 2/27 at 100.00 AAA 2,400,290
3,095 2.000%, 2/01/29 2/27 at 100.00 AAA 2,756,345
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA 3,552,172
84,283 Total Minnesota 74,047,745
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,267,517
Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A:
2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa 1,865,582
3,540 3.750%, 6/01/49 6/29 at 100.00 Aaa 3,468,209
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa   987,767
2,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+   1,774,020
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA  (4) 9,068,167
24,950 Total Mississippi 23,431,262
Missouri - 0.7%
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB-   1,219,544
1,100 Great Rivers Greenway Metropolitan Park & Recreation District, Missouri,
Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014,
3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+  (4) 1,096,403
10,375 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   8,979,355
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   10,385,760
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   12,800,980

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
116
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,465 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.250%, 5/01/33
5/23 at 100.00 BBB   $ 1,481,979
220 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B, 4.000%, 5/01/32
11/23 at 100.00 BBB   221,617
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds,
A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32,
(Pre-refunded 10/01/23)
10/23 at 100.00 A-  (4) 1,404,887
3,745 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+   3,501,425
1,520 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+   1,214,404
1,030 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+   820,076
4,280 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+   2,862,165
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Iatan 2 Project, Refunding
Series 2014A:
1,365 5.000%, 1/01/25 1/24 at 100.00 A2 1,393,570
2,590 5.000%, 1/01/26 1/24 at 100.00 A2 2,643,250
1,010 5.000%, 1/01/32 1/24 at 100.00 A2 1,030,028
4,150 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A   4,167,513
1,065 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 BBB-   1,104,586
63,565 Total Missouri 56,327,542
Montana - 0.7%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+   1,585,638
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1   19,749,980
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23
No Opt. Call A   34,533,129
1,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+   1,005,350
1,065 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 2.000%, 12/01/41
6/30 at 100.00 AA+   721,814
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 2.000%, 12/01/41
12/30 at 100.00 AA+   1,169,136
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A   489,127
66,625 Total Montana 59,254,174

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
National - 0.1%
$ 263 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 3.460%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
(5)
No Opt. Call A+   $ 262,880
Freddie Mac Multi-Family ML Certificates, Series ML 05,
Series 2019A:
5,300 3.400%, 1/25/36 2019 1 No Opt. Call AA+ 4,860,120
4,845 1.877%, 7/25/37 No Opt. Call AA+ 3,693,079
10,408 Total National 8,816,079
Nebraska - 1.1%
5,455 Central Plains Energy Project, Nebraska, Gas Project 2 Revenue Bonds,
Variable Rate Demand Obligation Series 2022-1, 5.000%, 5/01/53,
(Mandatory Put 10/01/29)
7/29 at 100.22 A2   5,463,292
5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   5,046,550
3,380 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa2   3,364,824
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A- 2,050,515
9,355 5.000%, 5/15/44 5/24 at 100.00 A- 9,221,223
370 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22
No Opt. Call AA-   371,469
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
540 5.000%, 7/01/23 No Opt. Call BBB 545,103
1,250 5.000%, 7/01/24 No Opt. Call BBB 1,275,650
530 5.000%, 7/01/25 No Opt. Call BBB 544,718
750 5.000%, 7/01/26 7/25 at 100.00 BBB 768,525
200 5.000%, 7/01/27 7/25 at 100.00 BBB 204,342
835 5.000%, 7/01/28 7/25 at 100.00 BBB 850,715
485 5.000%, 7/01/29 7/25 at 100.00 BBB 493,366
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB 1,016,180
180 5.000%, 7/01/33 7/25 at 100.00 BBB 181,665
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2019D:
155 2.600%, 9/01/34 3/29 at 100.00 AA+ 130,361
7,205 2.850%, 9/01/39 3/29 at 100.00 AA+ 5,826,468
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+   7,560,700
585 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AA+   504,598
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+   12,228,603
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2   1,415,935
645 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2014, 5.000%, 12/01/22, (ETM)
No Opt. Call Aa2  (4) 647,025
8,160 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit
2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2   8,510,554

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
118
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series
2019:
$ 1,195 5.000%, 6/15/26 No Opt. Call AA- $ 1,267,835
1,455 5.000%, 6/15/28 No Opt. Call AA- 1,582,255
1,760 4.000%, 6/15/33 6/29 at 100.00 AA- 1,797,875
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa   2,035,981
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+   3,293,794
Scotts Bluff County Hospital Authority 1, Nebraska,
Hospital Revenue Bonds, Regional West Medical Center
Project, Refunding & Improvement Series 2016A:
3,660 5.250%, 2/01/28 2/27 at 100.00 BB+ 3,710,764
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+ 1,373,238
5,865 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1   5,125,951
101,105 Total Nebraska 88,410,074
Nevada - 0.4%
Clark County, Nevada, Airport Revenue Bonds, Jet
Aviation Fuel Tax, Refunding Series 2013A:
1,050 5.000%, 7/01/23, (AMT) 1/23 at 100.00 A1 1,053,328
1,905 5.000%, 7/01/24, (AMT) 1/23 at 100.00 A1 1,910,753
5,285 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+  (4) 5,366,178
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/23
No Opt. Call Aa3   10,133,400
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,750 4.000%, 9/01/32 9/26 at 100.00 N/R 1,610,473
2,275 4.000%, 9/01/35 9/26 at 100.00 N/R 2,024,249
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3   3,566,215
1,770 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25
No Opt. Call Aa1   1,851,986
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+   1,986,899
3,165 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2   2,778,142
33,645 Total Nevada 32,281,623
New Hampshire - 0.6%
16,723 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   15,505,914
10,850 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-2 Class A, 4.000%, 10/20/36
No Opt. Call BBB   9,494,184
16,885 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   16,740,464

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 1,145 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R  (4) $ 1,170,763
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA- 953,070
1,000 4.000%, 10/01/34 4/31 at 100.00 AA- 933,810
1,000 4.000%, 10/01/38 4/31 at 100.00 AA- 906,730
1,840 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A-   1,818,730
840 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016,
3.500%, 10/01/34
10/26 at 100.00 A-   741,703
51,283 Total New Hampshire 48,265,368
New Jersey - 4.6%
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
2,500 5.000%, 2/15/30 2/24 at 100.00 BBB+ 2,483,800
1,045 5.000%, 2/15/34 2/24 at 100.00 BBB+ 1,027,057
Clifton, New Jersey, General Obligation Bonds,
Refunding Series 2021:
1,110 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA 960,383
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA 1,747,772
2,045 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA 1,662,483
East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021:
1,095 2.000%, 2/15/26 No Opt. Call Aa1 1,028,073
1,385 2.000%, 2/15/27 No Opt. Call Aa1 1,272,760
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1 1,151,330
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA   1,059,133
4,295 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call BBB-  (4) 4,343,362
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call AA   1,375,051
New Jersey Economic Development Authority, New
Jersey, Transit Transportation Project Revenue Bonds,
Series 2020A:
4,115 5.000%, 11/01/32 11/29 at 100.00 Baa1 4,228,245
6,265 4.000%, 11/01/37 11/29 at 100.00 Baa1 5,584,057
2,750 4.000%, 11/01/38 11/29 at 100.00 Baa1 2,422,282
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement
Project, Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2 1,358,883
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 2,357,429
6,980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   6,326,183
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 Baa1   25,599,000

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
120
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
$ 625 5.000%, 6/15/26 No Opt. Call Baa1 $ 646,112
455 5.000%, 6/15/27 No Opt. Call Baa1 471,699
430 5.000%, 6/15/28 No Opt. Call Baa1 448,520
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa3   4,847,350
15,515 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+   13,213,970
19,070 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/01/27)
No Opt. Call A+   15,919,445
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA-   1,988,034
2,170 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   2,174,145
10,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%,
7/01/45, (Mandatory Put 7/01/26)
4/26 at 100.83 AA-   10,683,634
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB-   978,060
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Virtua Health Inc Series 2013:
1,125 5.000%, 7/01/24 1/24 at 100.00 AA- 1,146,116
75 5.000%, 7/01/24, (Pre-refunded 1/01/24) 1/24 at 100.00 N/R (4) 76,561
New Jersey Higher Education Student Assistance
Authority, Student Loan Revenue Bonds, Senior Lien
Series 2017-1A:
1,580 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa 1,544,324
4,090 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa 4,007,709
4,175 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa 4,110,496
1,745 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 1,709,193
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA   485,599
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
4,790 5.000%, 6/01/26 No Opt. Call A3 5,028,542
1,120 5.000%, 6/01/27 No Opt. Call A3 1,189,093
3,025 5.000%, 6/01/28 No Opt. Call A3 3,246,006
20,735 5.000%, 6/01/29 No Opt. Call A3 22,461,396
13,870 4.000%, 6/01/30 No Opt. Call A3 14,035,608
1,120 4.000%, 6/01/31 No Opt. Call A3 1,129,520
4,010 4.000%, 6/01/32 No Opt. Call A3 4,022,752
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
6,270 5.000%, 6/15/24 No Opt. Call A+ 6,403,927
8,725 5.000%, 6/15/29 6/26 at 100.00 A+ 9,035,872
9,615 5.000%, 6/15/30 6/26 at 100.00 A+ 9,920,949
10,590 5.000%, 6/15/31 6/26 at 100.00 A+ 10,877,413
1,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call Baa1   1,165,224

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call Baa1   $ 11,789,128
920 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 Baa1   920,984
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-2. Remarketed to Fixed Rate, 5.000%, 6/15/34
6/31 at 100.00 Baa1   2,540,400
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,910 5.250%, 6/15/33 6/25 at 100.00 Baa1 1,939,032
2,210 5.250%, 6/15/34 6/25 at 100.00 Baa1 2,236,387
80 5.000%, 6/15/45 6/25 at 100.00 Baa1 79,226
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call Baa1   2,035,240
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
2,500 5.000%, 12/15/25 No Opt. Call Baa1 2,574,400
5,020 5.000%, 12/15/26 No Opt. Call Baa1 5,209,154
10,230 5.000%, 12/15/33 12/29 at 100.00 Baa1 10,432,554
3,015 4.000%, 12/15/39 12/29 at 100.00 Baa1 2,632,758
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 Baa1   8,511,486
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 Baa1   6,308,043
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
2,500 4.000%, 6/15/35 12/30 at 100.00 Baa1 2,284,050
4,250 4.000%, 6/15/36 12/30 at 100.00 Baa1 3,830,440
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
3,070 5.000%, 6/15/32 6/31 at 100.00 Baa1 3,175,178
2,565 5.000%, 6/15/33 6/31 at 100.00 Baa1 2,630,100
26,650 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,
5.000%, 1/01/28
No Opt. Call A+   27,849,516
2,775 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   2,192,278
2,330 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA   1,971,926
2,170 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding Series
2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB  (4) 2,194,261
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 Aa2   921,550
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360 5.000%, 6/01/26 No Opt. Call A 6,584,508
6,755 5.000%, 6/01/28 No Opt. Call A 7,016,013
270 5.000%, 6/01/29 6/28 at 100.00 A 280,095
3,310 5.000%, 6/01/30 6/28 at 100.00 A 3,416,880
6,560 5.000%, 6/01/31 6/28 at 100.00 A- 6,743,877
6,205 5.000%, 6/01/35 6/28 at 100.00 A- 6,291,870
11,265 4.000%, 6/01/37 6/28 at 100.00 A- 10,190,995

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
122
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B:
$ 70 3.200%, 6/01/27 No Opt. Call BBB $ 69,556
2,770 5.000%, 6/01/46 6/28 at 100.00 BB+ 2,553,303
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA-   2,377,761
377,180 Total New Jersey 368,737,501
New Mexico - 0.7%
Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation
Bonds, Limited Tax Refunding Series 2021B:
3,260 4.000%, 8/15/24 No Opt. Call AA+ 3,308,965
3,350 4.000%, 8/15/25 No Opt. Call AA+ 3,419,781
5,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 Baa2   4,077,244
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   8,137,222
12,680 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%,
8/01/49, (Mandatory Put 8/01/25)
5/25 at 100.87 AA   13,134,578
1,185 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa   1,129,044
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa   2,979,504
3,335 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa   3,179,122
1,585 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa   1,283,723
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa   1,729,560
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa   3,341,887
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 Aaa   2,498,421
9,070 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa2   9,326,409
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 N/R   644,363
63,060 Total New Mexico 58,189,823
New York - 6.0%
Albany County Airport Authority, New York, Airport
Revenue Bonds, Refunding Series 2020B. Forward
Delivery:
1,000 5.000%, 12/15/22, (AMT) No Opt. Call A- 1,002,910
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A- 1,244,698
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A- 1,171,701

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Albany County, New York, General Obligation Bonds,
Refunding Forward Delivery Series 2019C:
$ 1,915 5.000%, 11/01/22 No Opt. Call AA $ 1,917,796
1,515 5.000%, 11/01/23 No Opt. Call AA 1,544,573
Buffalo and Fort Erie Public Bridge Authority, New York,
Toll Bridge System Revenue Bonds, Refunding Series
2014:
300 5.000%, 1/01/24 No Opt. Call A+ 306,279
500 5.000%, 1/01/25 No Opt. Call A+ 517,750
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,660,879
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   3,594,907
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 A3   4,392,900
4,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A-   4,137,360
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
1,900 5.000%, 12/01/25, 144A No Opt. Call BBB- 1,931,103
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,416,324
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB- 1,305,018
10,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
5.000%, 3/15/26
No Opt. Call AA+   10,525,600
6,965 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28
No Opt. Call AA+   7,507,713
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/29
No Opt. Call AA+   10,876,800
5,845 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   5,190,126
1,055 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, 0.000%, 6/01/23 - AGM Insured
No Opt. Call AA   1,032,750
1,265 Long Island Power Authority, New York, Electric System Revenue Bonds,
Series 2012B, 5.000%, 9/01/26
10/22 at 100.00 A   1,266,784
6,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43
11/30 at 100.00 A3   5,778,300
6,725 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
4.000%, 11/15/44
5/31 at 100.00 A3   5,618,738
865 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call A3   887,222
2,380 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/33
11/30 at 100.00 A3   2,380,071
15,440 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3   15,471,430

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
124
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,305 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D, 5.000%, 11/15/29
11/26 at 100.00 A-   $ 1,333,527
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/37
5/24 at 100.00 A3   5,015,750
7,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3   6,963,250
12,300 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3   10,433,721
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Saint Ann's Community
Project, Series 2019:
1,655 4.000%, 1/01/30 1/26 at 103.00 N/R 1,448,539
1,910 5.000%, 1/01/40 1/26 at 103.00 N/R 1,596,187
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A- 1,551,779
1,000 5.000%, 7/01/29 7/24 at 100.00 A- 1,017,380
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
655 5.000%, 7/01/30 7/24 at 100.00 A- 665,932
2,455 5.000%, 7/01/32 7/24 at 100.00 A- 2,487,872
7,610 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A, 1.125%, 5/01/60, (Mandatory Put 11/01/24)
10/22 at 100.00 AA+   7,177,295
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
2,125 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA 2,133,245
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA 897,362
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023B-1:
5,000 5.000%, 11/01/24 No Opt. Call AAA 5,175,350
1,400 5.000%, 11/01/25 No Opt. Call AAA 1,472,576
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
600 3.625%, 11/01/33 11/27 at 100.00 Aa2 560,832
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2 1,837,180
4,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%,
5/01/23
10/22 at 100.00 Aa2   4,466,790
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
10/22 at 100.00 Aa2   2,163,681
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Series 2019P:
2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2 1,635,774
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2 7,702,334
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2   7,755,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 18,955 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2   $ 12,987,397
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
10/22 at 100.00 Aa2   2,561,858
10,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1   8,620,528
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1   6,980,966
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1   4,116,540
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1   14,983,579
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1   3,962,038
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 Aa1   8,445,901
6,680 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26
No Opt. Call AA+   7,051,141
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 BBB 1,457,496
1,345 4.000%, 7/01/32, (AMT) 7/24 at 100.00 BBB 1,228,483
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 BBB 7,332,019
9,785 5.000%, 7/01/34, (AMT) 7/24 at 100.00 BBB 9,838,915
18,180 5.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 17,359,355
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA 2,254,435
41,575 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 39,498,745
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call Baa1   7,990,476
2,090 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association,
L.P. Project, Series 2015, 5.000%, 1/01/23, (AMT)
No Opt. Call BBB   2,094,702
17,520 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 Baa3   15,493,637
10,300 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 Aa3   10,512,386
Revenue Bond Certificate Series Trust, New York, Series
2012:
13,016 2.500%, 2/01/42, (Mandatory Put 11/22/22), 144A 2022 2022 No Opt. Call AA+ 13,001,726
19,932 2.500%, 3/01/46, (Mandatory Put 11/22/22), 144A 2012 A No Opt. Call AA+ 19,901,006
Suffolk County Economic Development Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
2,435 5.000%, 7/01/28 7/24 at 100.00 A- 2,477,759
2,695 5.000%, 7/01/29 7/24 at 100.00 A- 2,741,839
4,200 5.000%, 7/01/30 7/24 at 100.00 A- 4,270,098
2,100 5.000%, 7/01/31 7/24 at 100.00 A- 2,132,697
1,335 5.000%, 7/01/32 7/24 at 100.00 A- 1,352,876
3,080 5.000%, 7/01/33 7/24 at 100.00 A- 3,115,389
19,770 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1   20,706,109

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
126
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,115 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   $ 10,455,977
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 AA+   3,949,125
Troy Capital Resource Corporation, New York,  Revenue
Bonds, Rensselaer Polytechnic Institute, Refunding Series
2020A. Forward Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3 1,218,984
1,835 5.000%, 9/01/24 No Opt. Call A3 1,876,673
2,000 5.000%, 9/01/25 No Opt. Call A3 2,059,180
20,135 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/34
12/25 at 100.00 AAA   20,887,244
11,465 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R   10,089,429
9,175 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R   8,087,579
521,513 Total New York 482,265,671
North Carolina - 0.7%
7,410 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/28
No Opt. Call AA   8,069,712
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   2,230,320
3,270 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+   2,465,711
4,950 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+   3,769,821
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+   8,986,325
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A   12,140,569
13,610 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/26
No Opt. Call AA+   14,438,713
2,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB   2,548,525
58,495 Total North Carolina 54,649,696
North Dakota - 0.9%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3   5,037,689
Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2 1,271,037
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2 1,342,942
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2 1,408,767

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
$ 1,750 5.000%, 12/01/29 No Opt. Call Baa2 $ 1,828,558
1,775 5.000%, 12/01/30 No Opt. Call Baa2 1,857,200
2,985 5.000%, 12/01/32 12/31 at 100.00 Baa2 3,062,998
3,915 5.000%, 12/01/33 12/31 at 100.00 Baa2 3,998,585
4,675 5.000%, 12/01/34 12/31 at 100.00 Baa2 4,756,906
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
500 3.000%, 5/01/33 5/27 at 100.00 Baa2 424,060
500 3.000%, 5/01/36 5/27 at 100.00 Baa2 402,930
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa2 2,428,468
2,760 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1   2,305,014
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1   2,002,164
4,820 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1   3,510,888
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1   4,839,936
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 Aa1   7,232,200
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
3,785 5.000%, 6/01/28 No Opt. Call BBB- 3,749,534
3,000 5.000%, 6/01/29 6/28 at 100.00 BBB- 2,911,230
1,260 5.000%, 6/01/31 6/28 at 100.00 BBB- 1,193,825
3,480 5.000%, 6/01/34 6/28 at 100.00 BBB- 3,166,000
13,280 5.000%, 6/01/38 6/28 at 100.00 BBB- 11,802,866
1,000 5.000%, 6/01/43 6/28 at 100.00 BBB- 869,770
81,625 Total North Dakota 71,403,567
Ohio - 4.0%
American Municipal Power Inc., Ohio, Fremont Energy
Center Revenue Bonds, Refunding Series 2021A:
2,760 5.000%, 2/15/33 2/31 at 100.00 A 2,978,979
4,155 5.000%, 2/15/34 2/31 at 100.00 A 4,465,669
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
2,085 5.000%, 6/01/27 No Opt. Call A 2,164,751
14,890 5.000%, 6/01/28 No Opt. Call A 15,513,593
13,705 5.000%, 6/01/29 No Opt. Call A 14,395,595
15,745 5.000%, 6/01/30 No Opt. Call A 16,560,591
11,595 5.000%, 6/01/31 6/30 at 100.00 A- 12,111,209
6,905 5.000%, 6/01/32 6/30 at 100.00 A- 7,176,919
7,265 5.000%, 6/01/33 6/30 at 100.00 A- 7,513,681
3,200 5.000%, 6/01/34 6/30 at 100.00 A- 3,294,304
5,290 5.000%, 6/01/35 6/30 at 100.00 A- 5,429,127
1,220 5.000%, 6/01/36 6/30 at 100.00 A- 1,249,182
6,075 4.000%, 6/01/37 6/30 at 100.00 A- 5,572,233
7,920 4.000%, 6/01/38 6/30 at 100.00 A- 7,194,370
155 4.000%, 6/01/39 6/30 at 100.00 A- 140,218
7,090 3.000%, 6/01/48 6/30 at 100.00 BBB+ 4,748,953
5,640 4.000%, 6/01/48 6/30 at 100.00 BBB+ 4,604,045

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
128
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 16,300 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   $ 13,712,049
Cleveland, Ohio, Airport System Revenue Bonds,
Refunding Series 2016A:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA 1,642,374
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA 2,298,082
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA 2,117,474
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA 1,856,318
10 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   10,933
10,170 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/27
No Opt. Call AAA   10,935,496
11,700 Count of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
12/32 at 100.00 N/R   10,756,629
4,185 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa2   4,271,336
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+   790,344
7,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+   7,424,088
965 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/22
No Opt. Call Aa3   965,000
2,940 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   3,675
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   1,750
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R   6,129,760
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   35,925
915 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R   1,144
3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (6)
No Opt. Call N/R   4,512
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R   312
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   2,073,170
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   14,045,255

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005C,
2.100%, 4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   $ 19,078,098
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   22,492,025
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   16,199,484
12,040 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   10,557,154
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   5,716,235
15,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB+   14,591,100
2,610 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   2,567,614
525 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   523,546
5,035 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 AA-   4,671,876
1,340 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3   1,338,513
2,015 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa   1,811,848
3,045 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa   2,644,187
1,450 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa   1,199,440
3,670 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa   2,564,559
4,915 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aaa   3,522,187
1,570 Ohio State, General Obligation Bonds, Common Schools Series 2021A,
5.000%, 6/15/26
No Opt. Call AA+   1,670,213
8,820 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A   8,823,352
5,220 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A   5,372,424
1,205 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/27
No Opt. Call AA   1,304,617
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R   4,819

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
130
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   $ 10,625
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R   10,806
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   2,431
2,355 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R   2,944
3,900 Toledo-Lucas County Port Authority, Ohio, Development Revenue
Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital
Project, Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 A-   2,737,059
1,640 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R   1,636,408
406,830 Total Ohio 325,242,609
Oklahoma - 2.4%
1,060 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/28
No Opt. Call A   1,087,443
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Series 2020:
1,775 2.000%, 9/01/28 No Opt. Call A 1,553,391
1,850 2.000%, 9/01/29 No Opt. Call A 1,586,856
1,800 2.750%, 9/01/30 No Opt. Call A 1,632,600
1,790 2.750%, 9/01/31 9/30 at 100.00 A 1,594,998
265 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call AA-   268,265
Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview
Public Schools Project, Series 2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+ 734,598
1,670 4.000%, 12/01/34 12/31 at 100.00 A+ 1,647,889
1,570 4.000%, 12/01/35 12/31 at 100.00 A+ 1,540,924
3,090 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+   3,123,310
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
2,200 4.000%, 6/01/28 No Opt. Call Aa3 2,246,838
2,050 4.000%, 6/01/29 No Opt. Call Aa3 2,099,897
6,000 4.000%, 6/01/30 No Opt. Call Aa3 6,133,200
10,000 4.000%, 6/01/31 No Opt. Call Aa3 10,139,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore
Norman Technology Center Project, Series 2021:
$ 910 4.000%, 5/01/27 No Opt. Call Aa3 $ 932,941
945 4.000%, 5/01/28 No Opt. Call Aa3 969,514
960 4.000%, 5/01/29 No Opt. Call Aa3 988,435
875 4.000%, 5/01/30 No Opt. Call Aa3 895,379
690 4.000%, 5/01/31 No Opt. Call Aa3 704,745
930 4.000%, 5/01/32 5/31 at 100.00 Aa3 939,877
800 4.000%, 5/01/33 5/31 at 100.00 Aa3 805,168
900 4.000%, 5/01/34 5/31 at 100.00 Aa3 901,638
1,070 4.000%, 5/01/35 5/31 at 100.00 Aa3 1,057,224
Comanche County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Elgin Public Schools Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A 1,580,559
1,410 5.000%, 12/01/31 12/27 at 100.00 A 1,507,727
Garfield County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Enid Public Schools Project, Series 2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A 3,311,033
5,290 5.000%, 9/01/31 9/26 at 100.00 A 5,514,508
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018,
3.625%, 9/01/36
9/28 at 100.00 A-   2,777,906
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-
Pocasset Public Schools Project, Series 2019:
1,365 4.000%, 9/01/32 9/29 at 100.00 A 1,367,826
1,485 4.000%, 9/01/34 9/29 at 100.00 A 1,460,111
1,000 4.000%, 9/01/36 9/29 at 100.00 A 950,770
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
1,880 4.000%, 9/01/32 9/29 at 100.00 A+ 1,877,669
1,605 4.000%, 9/01/33 9/29 at 100.00 A+ 1,579,882
1,460 4.000%, 9/01/34 9/29 at 100.00 A+ 1,407,002
Lincoln County Educational Facilities Authority,
Oklahoma, Lease Revenue Bonds, Stroud Public Schools
Project, Series 2016:
1,000 5.000%, 9/01/23 No Opt. Call A 1,014,560
1,870 5.000%, 9/01/24 No Opt. Call A 1,916,638
2,490 5.000%, 9/01/26 No Opt. Call A 2,610,416
Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta
Public Schools Project, Series 2021:
890 4.000%, 12/01/33 12/31 at 100.00 A- 879,578
920 4.000%, 12/01/34 12/31 at 100.00 A- 904,369
960 4.000%, 12/01/35 12/31 at 100.00 A- 924,807
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Purcell Public Schools Project, Series 2018:
1,280 5.000%, 9/01/30 9/28 at 100.00 A 1,365,901
1,565 5.000%, 9/01/34 9/28 at 100.00 A 1,648,962
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA   5,866,524

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
132
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
$ 590 5.000%, 8/15/28 No Opt. Call Baa3 $ 566,659
3,475 5.000%, 8/15/33 8/28 at 100.00 Baa3 3,109,847
15,680 5.000%, 8/15/38 8/28 at 100.00 Baa3 13,384,605
3,795 5.250%, 8/15/43 8/28 at 100.00 Baa3 3,230,570
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   4,422,228
10,205 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
10/22 at 100.00 Baa2   9,937,629
1,040 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%,
9/01/39
3/28 at 100.00 Aaa   974,480
1,260 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%,
9/01/40
3/29 at 100.00 Aaa   1,228,046
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2014:
500 3.000%, 9/01/23 No Opt. Call A- 498,145
630 5.000%, 9/01/24 No Opt. Call A- 645,246
1,505 5.000%, 9/01/25 No Opt. Call A- 1,557,494
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
430 4.000%, 9/01/29 No Opt. Call Baa1 433,917
400 4.000%, 9/01/30 No Opt. Call Baa1 401,444
985 4.000%, 9/01/31 No Opt. Call Baa1 981,169
3,210 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/38, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 AA  (4) 3,257,765
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call AA   7,153,614
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020:
1,540 2.000%, 9/01/27 No Opt. Call A- 1,370,615
1,605 2.000%, 9/01/28 No Opt. Call A- 1,396,093
1,670 2.000%, 9/01/29 No Opt. Call A- 1,418,882
3,150 2.000%, 9/01/30 No Opt. Call A- 2,604,956
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
3,840 5.000%, 9/01/25 9/23 at 100.00 AA- 3,900,403
10,755 5.000%, 9/01/26 9/23 at 100.00 AA- 10,924,176
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2021A:
4,020 4.000%, 9/01/30 No Opt. Call A1 4,072,702
9,035 4.000%, 9/01/31 No Opt. Call A1 9,080,446
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools
Project, Series 2015:
6,205 5.000%, 9/01/25 No Opt. Call AA- 6,505,198
9,830 5.000%, 9/01/26 9/25 at 100.00 AA- 10,277,756

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+   $ 2,134,950
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
2,075 5.000%, 3/01/29 No Opt. Call A- 2,214,191
1,720 5.000%, 3/01/31 3/29 at 100.00 A- 1,861,023
2,500 5.000%, 3/01/33 3/29 at 100.00 A- 2,686,500
201,315 Total Oklahoma 196,282,327
Oregon - 1.0%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+   5,248,850
1,760 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+   1,862,872
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1   1,248,204
690 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25
10/22 at 100.00 N/R   657,653
Clackamas County School District 62, Oregon City,
Oregon, General Obligation Bonds, Refunding Series
2018A:
1,665 0.000%, 6/15/34 6/28 at 79.31 AA+ 963,952
1,510 0.000%, 6/15/35 6/28 at 75.58 AA+ 828,084
1,000 0.000%, 6/15/37 6/28 at 69.16 AA+ 487,570
2,050 0.000%, 6/15/39 6/28 at 63.17 AA+ 882,730
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A+   1,769,788
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-1, 1.200%, 6/01/28
6/23 at 100.00 BB+   1,883,677
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 Aa1   1,323,743
8,750 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 AA-   9,217,862
1,800 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2017D,
3.450%, 1/01/38
1/27 at 100.00 Aa2   1,768,842
2,990 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2018C,
3.900%, 7/01/38
7/27 at 100.00 Aa2   2,906,280
7,955 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2019A,
2.650%, 7/01/39
7/28 at 100.00 Aa2   6,067,438
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2   5,109,338
15,995 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+   15,833,291

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
134
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA  (4) $ 11,689,026
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108
of 2021O, 2.600%, 12/01/42
12/30 at 100.00 Aa1   2,339,004
Salem Hospital Facility Authority, Oregon, Revenue
Bonds, Salem Healthl Project, Refunding Series 2016A:
3,425 5.000%, 5/15/32 5/26 at 100.00 AA- 3,494,664
1,925 5.000%, 5/15/33 5/26 at 100.00 AA- 1,960,170
86,725 Total Oregon 77,543,038
Pennsylvania - 5.1%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A 1,016,500
10,060 4.000%, 4/01/37 4/28 at 100.00 A 9,173,010
5,205 4.000%, 4/01/38 4/28 at 100.00 A 4,708,026
13,655 4.000%, 4/01/44 4/28 at 100.00 A 11,795,872
Allegheny County, Pennsylvania, General Obligation
Bonds, Series C69-C70 of 2012:
1,005 5.000%, 12/01/25, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 1,008,155
4,105 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 4,117,890
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3   1,527,455
1,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R   1,500
7,770 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   9,712
2,880 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   3,600
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
1,670 4.000%, 11/01/33 11/27 at 100.00 BB- 1,177,400
2,410 4.000%, 11/01/38 11/27 at 100.00 BB- 1,549,654
8,815 4.000%, 11/01/39 11/27 at 100.00 BB- 5,682,766
850 3.750%, 11/01/42 11/27 at 100.00 BB- 497,199
3,855 4.000%, 11/01/47 11/27 at 100.00 BB- 2,286,748
8,430 5.000%, 11/01/47 11/27 at 100.00 BB- 5,793,096
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB-   13,428,597
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+   1,067,180
5,190 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   4,482,136
42,870 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA   39,968,558

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 6,915 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   $ 7,258,745
Indiana County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Indiana Regional Medical Center, Series
2014A:
790 5.000%, 6/01/24, (Pre-refunded 6/01/23) 6/23 at 100.00 Ba3 (4) 798,571
525 5.000%, 6/01/25, (Pre-refunded 6/01/23) 6/23 at 100.00 Ba3 (4) 530,696
370 5.125%, 6/01/26, (Pre-refunded 6/01/23) 6/23 at 100.00 Ba3 (4) 374,311
460 5.375%, 6/01/28, (Pre-refunded 6/01/23) 6/23 at 100.00 Ba3 (4) 466,100
5,000 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.000%, 12/01/43
12/23 at 100.00 A   5,025,950
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   9,735,362
16,805 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   14,538,173
1,030 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd
Mercy University, Variable Rate Series 2017V-1B, 4.000%, 5/01/36,
(Mandatory Put 5/01/23)
No Opt. Call BBB   1,032,802
7,835 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA   7,160,406
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R   5,069
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   4,319
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Guaranteed Series 2013B:
1,975 5.500%, 1/01/25 1/24 at 100.00 AA 2,028,009
2,290 5.500%, 1/01/26 1/24 at 100.00 AA 2,350,616
2,265 5.500%, 1/01/27 1/24 at 100.00 AA 2,323,007
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Insured Series 2013C:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA 528,823
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA 1,139,382
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA 2,566,372
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA 2,099,979
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA 1,284,367
3,035 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB   3,031,146
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   1,075,637
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,508,757

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
136
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
$ 1,320 5.000%, 5/01/27 11/22 at 100.00 BB+ $ 1,288,360
10,850 5.000%, 5/01/42 11/22 at 100.00 BB+ 9,373,966
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A-   832,193
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+   16,612,122
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+   7,459,706
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 AA+   5,870,062
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+   3,831,044
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
3,240 2.125%, 10/01/35 10/29 at 100.00 AA+ 2,416,068
8,840 2.350%, 10/01/40 10/29 at 100.00 AA+ 6,117,192
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 AA+   10,381,200
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 Aa1   4,387,872
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,095 4.500%, 12/01/34 12/26 at 100.00 AA- 2,117,773
5,000 0.000%, 12/01/37 (8) 12/26 at 100.00 AA- 5,243,550
16,150 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A   18,010,964
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Series 2019. Forward Delivery:
4,665 5.000%, 12/01/24 No Opt. Call A1 4,825,849
5,190 5.000%, 12/01/25 No Opt. Call A1 5,444,933
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
5,955 5.000%, 6/01/25 No Opt. Call A3 6,183,017
2,890 5.000%, 6/01/29 6/26 at 100.00 A3 3,013,027
22,155 5.000%, 6/01/35 6/26 at 100.00 A3 22,768,029
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2017:
2,960 5.000%, 12/01/29 12/27 at 100.00 A3 3,128,394
3,240 5.000%, 12/01/31 12/27 at 100.00 A3 3,394,419
5,425 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A3   5,575,544
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Third Series 2017:
3,635 5.000%, 12/01/31 12/27 at 100.00 A3 3,808,244
2,250 5.000%, 12/01/32 12/27 at 100.00 A3 2,350,013
2,000 4.000%, 12/01/36 12/27 at 100.00 A3 1,891,060
12,140 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call A+   12,558,587
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 A1   1,163,454

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,035 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 A1   $ 3,154,518
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A   7,733,643
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series
2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+ 1,740,388
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+ 1,910,959
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+ 1,068,724
5,450 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 2.845%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
10/22 at 100.00 A+   5,447,602
4,090 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+   4,117,280
1,670 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+   1,572,739
Southcentral Pennsylvania General Authority, Revenue
Bonds, Hanover Hospital Inc., Series 2013:
1,625 5.000%, 12/01/22 No Opt. Call A 1,628,867
1,705 5.000%, 12/01/23 6/23 at 100.00 A 1,720,533
1,795 5.000%, 12/01/24 6/23 at 100.00 A 1,808,032
20,030 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   20,399,954
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   2,559,211
2,115 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA   2,199,283
Wilson School District, Berks County, Pennsylvania,
General Obligation Bonds, Series 2021C:
2,400 4.000%, 5/15/29 No Opt. Call AA 2,495,640
2,415 4.000%, 5/15/30 5/29 at 100.00 AA 2,504,717
2,305 4.000%, 5/15/31 5/29 at 100.00 AA 2,369,056
464,695 Total Pennsylvania 411,639,441
Puerto Rico - 3.2%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A No Opt. Call N/R 4,739,455
6,800 5.000%, 7/01/29, 144A No Opt. Call N/R 6,739,004
3,030 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R 2,935,767
3,750 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R   3,682,800
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R   339,115

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
138
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
$ 11,705 5.000%, 7/01/24, 144A No Opt. Call N/R $ 11,756,736
5,625 5.000%, 7/01/25, 144A No Opt. Call N/R 5,650,988
14,515 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 14,063,583
5,350 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 5,047,672
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 4,404,027
5,210 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   5,310,188
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
916 0.000%, 7/01/24 No Opt. Call N/R 847,447
24,502 0.000%, 7/01/27 No Opt. Call N/R 19,561,417
23,481 0.000%, 7/01/29 7/28 at 98.64 N/R 16,912,425
31,515 0.000%, 7/01/31 7/28 at 91.88 N/R 20,078,837
61,280 0.000%, 7/01/33 7/28 at 86.06 N/R 34,515,960
6,097 4.500%, 7/01/34 7/25 at 100.00 N/R 5,714,779
12 0.000%, 7/01/51 7/28 at 30.01 N/R 1,968
1,417 4.750%, 7/01/53 7/28 at 100.00 N/R 1,213,745
23 5.000%, 7/01/58 7/28 at 100.00 N/R 20,362
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R   4,445,661
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
21,359 4.329%, 7/01/40 7/28 at 100.00 N/R 18,502,661
24,141 4.329%, 7/01/40 7/28 at 100.00 N/R 20,912,624
3,712 4.784%, 7/01/58 7/28 at 100.00 N/R 3,131,369
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
2,508 5.250%, 7/01/23 No Opt. Call N/R 2,520,190
2,241 0.000%, 7/01/24 No Opt. Call N/R 2,060,663
9,050 5.375%, 7/01/25 No Opt. Call N/R 9,143,860
21,026 5.625%, 7/01/27 No Opt. Call N/R 21,489,587
2,605 5.625%, 7/01/29 No Opt. Call N/R 2,668,823
1,983 5.750%, 7/01/31 No Opt. Call N/R 2,025,309
3,184 0.000%, 7/01/33 7/31 at 89.94 N/R 1,760,497
4,507 4.000%, 7/01/33 7/31 at 103.00 N/R 3,973,507
3,635 4.000%, 7/01/35 7/31 at 103.00 N/R 3,116,249
320,597 Total Puerto Rico 259,287,275
Rhode Island - 0.8%
Rhode Island Health and Educational Building
Corporation, Educational Institution Revenue Bonds, St.
George's School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA- 1,384,357
2,010 4.000%, 10/01/46 10/31 at 100.00 AA- 1,731,092
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 B+   1,734,360
1,290 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call AA   1,389,407
4,375 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 4,466,394

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%,
10/01/39
10/28 at 100.00 AA+   $ 2,170,328
2,420 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%,
10/01/39
4/29 at 100.00 AA+   2,011,117
13,950 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.250%, 10/01/41
4/30 at 100.00 AA+   9,639,311
10,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+   7,051,600
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.550%, 10/01/40
10/29 at 100.00 AA+   3,413,592
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
10/22 at 17.36 CCC-   20,088,961
1,500 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   1,430,550
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,855 5.000%, 5/01/25 No Opt. Call AA 4,023,541
4,050 5.000%, 5/01/26 No Opt. Call AA 4,289,557
191,315 Total Rhode Island 64,824,167
South Carolina - 1.1%
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A   5,816,009
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
1,055 5.000%, 11/01/34 5/26 at 100.00 A1 1,076,448
1,170 5.000%, 11/01/35 5/26 at 100.00 A1 1,190,768
6,650 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2   6,665,029
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2   637,640
2,760 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa   2,251,525
5,775 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa   4,152,976
18,195 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   11,909,173
10,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022C, 2.750%, 3/01/24
8/23 at 100.00 Aaa   9,889,900
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3 1,933,130
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3 3,949,963

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
140
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Health System
Obligated Group, Series 2013:
$ 7,595 5.000%, 11/01/27, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) $ 7,606,013
1,370 5.000%, 11/01/29, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 1,371,986
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/31
6/25 at 100.00 A   3,299,616
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2020A:
2,860 5.000%, 12/01/31 12/30 at 100.00 A 2,994,763
2,820 5.000%, 12/01/32 12/30 at 100.00 A 2,931,701
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
7,885 5.000%, 12/01/29 6/26 at 100.00 A 8,168,150
4,325 5.000%, 12/01/31 6/26 at 100.00 A 4,432,390
South Carolina State, General Obligation Bonds,
Refunding State Transportation Infrastructure Series
2021A:
3,185 3.000%, 4/01/26 No Opt. Call Aaa 3,142,162
3,325 3.000%, 4/01/27 No Opt. Call Aaa 3,256,472
94,825 Total South Carolina 86,675,814
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General
Obligation Bonds, Limited Tax Refunding Certificates,
Series 2021:
200 2.000%, 8/01/26 No Opt. Call AA+ 184,758
400 2.000%, 8/01/27 No Opt. Call AA+ 362,416
400 2.000%, 8/01/29 8/27 at 100.00 AA+ 350,852
1,580 South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%,
6/01/24, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+  (4) 1,599,718
1,545 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA-   1,624,166
2,410 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA-   2,487,843
6,500 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   6,643,325
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA   2,733,448
7,210 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA   4,591,112
24,170 Total South Dakota 20,577,638
Tennessee - 1.6%
Chattanooga, Tennessee, General Obligation Bonds,
Refunding Series 2021B:
4,650 5.000%, 10/01/26 No Opt. Call AAA 4,973,687
3,240 5.000%, 10/01/27 No Opt. Call AAA 3,515,659
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB   2,296,438

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
$ 2,895 3.375%, 4/01/26 No Opt. Call BBB $ 2,777,839
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB 3,328,585
2,505 5.000%, 4/01/30 4/27 at 100.00 BBB 2,559,309
2,725 5.000%, 4/01/31 4/27 at 100.00 BBB 2,776,148
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,390 4.000%, 1/01/23 No Opt. Call A+ 1,391,751
3,180 5.000%, 1/01/23 No Opt. Call A+ 3,191,575
2,110 5.000%, 1/01/24 1/23 at 100.00 A+ 2,116,921
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
8,795 5.000%, 7/01/40 7/26 at 100.00 A3 8,634,931
Murfreesboro, Tennessee, General Obligation Bonds,
Series 2021:
4,440 5.000%, 6/01/27 No Opt. Call Aa1 4,773,133
4,435 3.000%, 6/01/30 6/29 at 100.00 Aa1 4,189,966
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+   401,976
3,260 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+   3,150,138
6,320 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+   6,115,295
5,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+   5,763,693
6,430 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+   6,051,595
2,510 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+   2,265,300
3,955 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+   3,680,523
4,265 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+   2,875,122
7,185 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+   4,982,798
5,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 Aa1   4,178,515
5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   4,951,650
7,800 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project, Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   7,791,888
27,255 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2   27,238,920
132,105 Total Tennessee 125,973,355

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
142
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 4.3%
Arlington Independent School District, Tarrant County,
Texas, General Obligation Bonds, School Building Series
2021:
$ 1,255 5.000%, 2/15/25 No Opt. Call AAA $ 1,307,070
1,260 5.000%, 2/15/26 No Opt. Call AAA 1,332,551
1,260 5.000%, 2/15/27 No Opt. Call AAA 1,351,841
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
2,610 5.000%, 1/01/28 1/27 at 100.00 BB+ 2,624,903
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+ 2,849,571
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,594,880
1,060 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, Refunding and Building Series 2021, 5.000%,
8/01/25
No Opt. Call Aaa   1,111,664
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA   4,254,240
3,110 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+   3,164,207
6,910 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+   7,114,605
3,470 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A-  (4) 3,486,517
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
1,945 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 2,030,405
1,525 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,591,963
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,216,155
City of Houston, Texas, Convention & Entertainment
Facilities Department Hotel Occupancy Tax and Special
Revenue Bonds, Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A 1,177,770
1,000 5.000%, 9/01/34 9/28 at 100.00 A 1,045,080
1,000 5.000%, 9/01/35 9/28 at 100.00 A 1,043,460
1,000 5.000%, 9/01/36 9/28 at 100.00 A 1,042,200
4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2   3,888,326
11,750 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+   11,805,578
9,220 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 AA  (4) 9,383,932
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call A+ 5,303,081
4,025 3.950%, 7/01/27 No Opt. Call A+ 4,054,745
3,060 3.750%, 7/01/28 No Opt. Call A+ 2,966,119
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   7,081,198
5,420 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 A+   5,656,366

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   $ 3,860,130
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Healthcare System, Refunding Series 2013A:
1,900 5.000%, 12/01/23 12/22 at 100.00 A+ 1,904,978
18,025 4.000%, 12/01/31, (Pre-refunded 12/01/22) 12/22 at 100.00 A+ (4) 18,051,136
6,235 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 A+  (4) 6,467,129
2,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA   1,896,260
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa   5,321,545
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1   429,900
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA 4,939,329
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA 4,736,804
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA 3,855,066
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA 12,338,959
5,245 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A,
4.000%, 2/15/31
2/23 at 100.00 AAA   5,256,434
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA   11,925,234
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3   2,397,398
740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41,
(AMT)
7/29 at 100.00 B-   581,596
Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D:
3,000 5.000%, 11/15/32 11/28 at 100.00 Aa2 3,224,640
2,615 5.000%, 11/15/33 11/28 at 100.00 Aa2 2,801,293
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/31
9/24 at 100.00 A   1,342,172
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2021, 3.000%, 9/01/33
9/31 at 100.00 A   853,400
3,815 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23
- AMBAC Insured
No Opt. Call A   3,686,587
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,339,020

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
144
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
$ 1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1 $ 1,026,530
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1 2,073,802
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1 1,607,366
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1 2,046,760
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1 2,037,900
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,500 5.000%, 5/15/25 No Opt. Call A+ 4,681,080
3,825 5.000%, 5/15/26 No Opt. Call A+ 4,028,069
2,050 5.000%, 5/15/27 No Opt. Call A+ 2,184,419
2,100 5.000%, 5/15/28 No Opt. Call A+ 2,260,167
3,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 2001A, 2.600%, 11/01/29
No Opt. Call A-   2,581,710
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
3,045 5.000%, 12/01/25 No Opt. Call B1 3,015,342
2,720 5.250%, 12/01/28 12/25 at 100.00 B1 2,701,857
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
10/22 at 104.00 BB-   2,663,847
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
3,855 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (4) 4,603,063
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 11,373,606
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 A+ 4,207,300
5,325 4.000%, 1/01/36 1/29 at 100.00 A+ 5,015,724
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 A+   5,550,636
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A   2,877,582
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 3.625%, 1/01/35, (AMT), 144A
10/22 at 103.00 N/R   807,360
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
7,865 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 5,621,509
12,675 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 8,307,448
1,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 594,530
1,250 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call Aa3   1,330,737
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA   1,339,042
Round Rock, Texas, Combined Tax and Revenue
Certificates of Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA 682,536
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA 831,303

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A  (4) $ 1,336,790
5,870 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 5.000%, 7/01/53,
(Mandatory Put 7/01/32)
1/32 at 100.00 A+   6,256,892
2,040 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa   2,004,830
4,855 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa   3,238,334
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
12,000 4.000%, 12/31/37 12/29 at 100.00 Baa2 10,461,480
10,845 4.000%, 12/31/39 12/29 at 100.00 Baa2 9,269,113
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, Blueridge
Transportation Group, LLC SH 288 Toll Lanes Project,
Series 2016:
4,820 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa3 4,680,847
8,000 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa3 7,536,400
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
4,450 4.000%, 6/30/32 12/30 at 100.00 Baa2 4,135,696
1,500 4.000%, 12/31/32 12/30 at 100.00 Baa2 1,386,375
5,385 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A   5,602,985
13,775 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/34
8/24 at 100.00 A-   13,835,059
Texas Transportation Commission, State Highway 249
System Revenue Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa3 565,931
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa3 753,644
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa3 920,674
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa3 429,033
358,985 Total Texas 346,152,745
Utah - 0.0%
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 888,774
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,249,568
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   1,209,702
3,955 Total Utah 3,348,044
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R   2,387,761

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
146
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont (continued)
$ 3,547 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.450%, 11/01/41
11/30 at 100.00 Aa1   $ 2,465,697
6,532 Total Vermont 4,853,458
Virginia - 1.8%
5,390 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2   5,328,285
Federal Home Loan Mortgage Corporation, Notes:
18,010 3.150%, 1/15/36, 144A 10/31 at 100.00 AA+ 15,870,592
19,675 Federal Home Loan Mortgage Corporation, Virginia, Multifamily Variable
Rate Certificates Relating to Municipal Securities Class A Series
2019M-053, 2.550%, 6/15/35 2020 M053
No Opt. Call AA+   16,392,816
870 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R   743,006
6,795 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding
Series 2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2   6,717,197
805 Roanoke Economic Development Authority, Virgina, Residential Care
Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes
Brandon Oaks Project, Series 2012, 5.000%, 12/01/32, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R  (4) 807,399
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A3   898,740
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BB+   662,004
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+   5,110,380
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
14,880 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 14,136,297
5,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 4,717,300
17,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 16,217,304
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
5,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 BBB- 5,087,000
4,000 5.000%, 1/01/35, (AMT) 1/32 at 100.00 BBB 4,054,920
3,000 5.000%, 1/01/36, (AMT) 1/32 at 100.00 BBB- 3,032,940
9,150 5.000%, 7/01/36, (AMT) 1/32 at 100.00 BBB- 9,242,598
8,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1 7,845,040
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing OPCO, LLC Project,
Refunding Senior Lien Series 2022:
7,000 4.000%, 7/01/33, (AMT) 1/32 at 100.00 BBB 6,531,770
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 BBB 6,689,213
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 BBB 2,337,534
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 BBB 5,249,520
2,045 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   1,960,766

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 8,100 York County Economic Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2009A, 1.900%, 5/01/33, (Mandatory Put 6/01/23)
No Opt. Call A2   $ 8,007,255
159,860 Total Virginia 147,639,876
Washington - 3.1%
3,725 Clark County School District 37, Vancouver, Washington, General
Obligation Bonds, Series 2021, 4.000%, 12/01/25
No Opt. Call Aaa   3,811,830
Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2019A:
27,925 5.000%, 7/01/36 7/29 at 100.00 Aa2 29,692,094
41,100 5.000%, 7/01/37 7/29 at 100.00 Aa2 43,504,350
8,630 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 AA   7,722,987
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B:
5,000 5.000%, 8/01/29, (AMT) No Opt. Call AA- 5,273,100
18,020 5.000%, 8/01/30, (AMT) No Opt. Call AA- 18,948,571
12,250 5.000%, 8/01/31, (AMT) No Opt. Call A1 12,839,715
2,910 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA-   3,048,603
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 Baa2   2,343,276
5,140 Snohomish County, Washington, General Obligation Bonds, Limited Tax
Series 2013, 4.000%, 12/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+  (4) 5,169,966
2,200 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 BBB+   2,228,710
20,285 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 BBB+   20,683,803
3,150 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 BBB+   3,229,286
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
2,730 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 2,853,533
1,285 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 1,343,146
Washington Health Care Facilities Authority, Revenue
Bonds, PeaceHealth, Refunding Series 2014A:
1,315 5.000%, 11/15/22, (ETM) No Opt. Call AA- (4) 1,317,670
2,055 5.000%, 11/15/24, (Pre-refunded 5/15/24) 5/24 at 100.00 AA- (4) 2,108,327
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA-   14,085,845
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
4,015 5.000%, 10/01/30 10/28 at 100.00 AA- 4,275,935
2,780 5.000%, 10/01/31 10/28 at 100.00 AA- 2,934,596
3,025 5.000%, 10/01/32 10/28 at 100.00 AA- 3,167,538
2,625 5.000%, 10/01/33 10/28 at 100.00 AA- 2,725,353

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
148
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,120 5.000%, 8/15/29 8/27 at 100.00 BBB- $ 5,269,914
5,000 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,049,300
5,765 5.000%, 8/15/36 8/27 at 100.00 BBB- 5,800,570
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%,
7/01/28, 144A
7/23 at 100.00 N/R   3,821,912
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa   4,583,325
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 Aaa   3,812,981
12,153 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35
No Opt. Call BBB+   10,321,882
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
2,000 5.000%, 6/01/23 No Opt. Call Aaa 2,024,960
1,960 5.000%, 6/01/24 No Opt. Call Aaa 2,018,526
5,885 Washington State, General Obligation Bonds, Various Purpose Series
2022A-1, 5.000%, 8/01/27
No Opt. Call Aaa   6,354,152
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
12/22 at 100.00 Baa3   4,447,799
246,303 Total Washington 246,813,555
West Virginia - 0.0%
1,335 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1 1,357,962
Wisconsin - 1.7%
500 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
4.000%, 6/01/35
6/29 at 100.00 AA   491,900
Middleton-Cross Plains Area School District, Dane
County, Wisconsin, General Obligation Bonds, Refunding
Series 2021A:
4,455 2.000%, 3/01/26 No Opt. Call Aa1 4,177,409
4,555 2.000%, 3/01/27 No Opt. Call Aa1 4,205,039
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.500%, 12/01/37, 144A
12/27 at 100.00 N/R   21,435,568
Public Finance Authority of Wisconsin, Pollution
Control Revenue Bonds, Duke Energy Progress Project,
Refunding Series 2022A-2:
4,375 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call A 4,284,963
8,160 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call Aa3 7,908,182
385 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A
No Opt. Call BB   368,641
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   10,750,358
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A-   16,057,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   $ 7,347,429
3,440 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB-   3,269,066
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB 4,033,016
9,035 4.300%, 11/01/30 5/26 at 100.00 BBB 8,889,446
Wisconsin Health & Educational Facs Authority, Health
Facilities Revenue Bonds, UnityPoint Health Project,
Series 2014A:
1,000 5.000%, 12/01/26 11/24 at 100.00 AA- 1,026,840
4,090 5.000%, 12/01/27 11/24 at 100.00 AA- 4,198,712
4,010 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A-   3,950,211
740 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured
No Opt. Call A1   743,389
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   2,572,340
2,035 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A,
4.000%, 8/15/36
8/28 at 100.00 AA   1,905,411
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
2,550 4.000%, 10/15/34 10/31 at 100.00 AA- 2,414,365
1,455 4.000%, 10/15/35 10/31 at 100.00 AA- 1,368,995
5,590 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2,
5.000%, 2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A-   5,808,513
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/37
1/27 at 103.00 N/R   1,243,738
4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,385,908
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/39
11/26 at 103.00 N/R   1,714,889
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A, 5.000%,
9/15/40, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (4) 2,894,603
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825 5.000%, 12/15/23 No Opt. Call AA- 839,536
1,330 5.000%, 12/15/25 12/24 at 100.00 AA- 1,365,325
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA   2,343,082
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 Aa3   1,173,497

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
150
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 8,145 WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2013A, 5.000%, 7/01/37
7/23 at 100.00 A1   $ 8,202,911
151,455 Total Wisconsin 141,371,132
Wyoming - 0.9%
10,720 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 A   8,815,378
Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+ 931,575
1,000 4.000%, 4/15/38 4/31 at 100.00 A+ 964,920
1,035 4.000%, 4/15/39 4/31 at 100.00 A+ 979,772
1,070 4.000%, 4/15/40 4/31 at 100.00 A+ 998,192
5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30, (Pre-
refunded 9/01/23)
9/23 at 100.00 BB+  (4) 5,585,030
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1   25,421,770
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series
2021A:
4,215 5.000%, 6/01/26 No Opt. Call AA- 4,468,026
4,420 5.000%, 6/01/27 No Opt. Call AA- 4,747,655
3,045 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+   2,975,361
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+   5,023,395
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+   2,629,347
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+   4,687,452
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 Aa1   4,135,740
82,665 Total Wyoming 72,363,613
$ 8,640,213 Total Municipal Bonds (cost $8,568,398,043) 7,786,850,283
Shares Description (1) Value
X 200,412,787 COMMON STOCKS - 2.5%
X 200,412,787
Independent Power and Renewable Electricity Producers - 2.5%
2,665,489 Energy Harbor Corp (9),(10),(11) $ 200,412,787
Total Common Stocks (cost $55,930,174) 200,412,787
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
10441374 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
X 10,441,374
$ 4,776 Federal Home Loan Mortgage Corporation, Notes 3.150% 10/15/36 N/R $ 4,118,739
8,185 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021
2.032% 1/25/38 AA+ 6,322,635
$ 12,961 Total Asset-Backed and Mortgage-Backed Securities (cost $13,352,299) 10,441,374
Total Long-Term Investments (cost $8,637,680,516) 7,997,704,444
Borrowings - (0.5)% (12) (37,100,000)
Other Assets Less Liabilities -   1.4% 106,020,646
Net Assets - 100% $ 8,066,625,090

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’sor BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Borrowings as a percentage of Total Investments is 0.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.0%
X
7,232,799,069 MUNICIPAL BONDS - 97.1%
X 7,232,799,069
Alabama - 1.8%
$ 9,855 Alabama Public School and College Authority, Capital Improvement
Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25
No Opt. Call Aa1   $ 10,362,927
9,810 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   9,793,127
10,910 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1   10,811,155
2,175 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 A2   2,119,277
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 Baa1   3,273,395
11,100 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   10,693,740
5,270 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa2   5,071,953
4,890 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   4,845,941
1,000 Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020, 5.000%, 8/01/24 - AGM Insured
No Opt. Call AA   1,028,020
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   10,932,973
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   23,246,890
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   6,984,300
13,750 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   13,717,000
23,835 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   23,864,079
138,705 Total Alabama 136,744,777
Alaska - 0.9%
1,220 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2021A, 4.000%, 12/01/25
No Opt. Call AA+   1,240,728
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+   1,333,646
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   8,943,706
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   17,320,610

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 Aa1   $ 2,649,494
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 AA+   6,029,136
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2 1,670,706
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2 3,606,746
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+ 5,361,450
5,355 5.000%, 4/01/28 No Opt. Call A+ 5,608,559
5,575 5.000%, 4/01/29 No Opt. Call A+ 5,851,743
North Slope Borough, Alaska, General Obligation Bonds,
Refunding General Purpose Series 2021A:
4,170 5.000%, 6/30/23 No Opt. Call AA 4,226,045
2,000 5.000%, 6/30/24 No Opt. Call AA 2,060,380
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
520 4.000%, 6/01/23 No Opt. Call A 521,919
550 5.000%, 6/01/24 No Opt. Call A 560,395
1,000 5.000%, 6/01/25 No Opt. Call A 1,026,680
170 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%,
6/01/31
No Opt. Call BBB+   167,118
79,320 Total Alaska 68,179,061
Arizona - 2.0%
1,000 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series
2020C. Forward Delivery, 5.000%, 8/01/24
No Opt. Call Aa3   1,032,320
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series
2021A:
1,200 5.000%, 2/01/23 No Opt. Call AA- 1,206,252
1,450 5.000%, 2/01/24 No Opt. Call AA- 1,478,144
1,300 5.000%, 2/01/25 No Opt. Call AA- 1,341,587
915 5.000%, 2/01/26 No Opt. Call AA- 953,897
Arizona State, Certificates of Participation, Refunding
Series 2019A:
5,485 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 5,854,086
5,055 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 5,470,521
17,125 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+   16,951,866
9,195 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   9,081,534
19,605 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   19,854,768

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
154
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 5,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   $ 5,176,150
2,430 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/23)
No Opt. Call A+   2,407,887
2,500 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39,
(Mandatory Put 3/31/23)
No Opt. Call A+   2,475,625
Glendale Industrial Development Authority, Arizona,
Revenue Bonds, Midwestern University, Refunding Series
2020:
550 5.000%, 5/15/23 No Opt. Call AA 556,171
435 4.000%, 5/15/24 No Opt. Call AA 440,459
14,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45,
(Mandatory Put 9/01/24)
No Opt. Call A+   14,907,595
8,730 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call AA-   8,966,845
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 3.030%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA-   3,128,017
10,040 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory
Put 6/01/24)
No Opt. Call BBB   9,904,560
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   3,871,035
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   1,849,495
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series 2014A,
4.000%, 7/01/24
No Opt. Call Aa2   1,287,069
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding
Series 2015, 5.000%, 7/01/26
7/25 at 100.00 AA   3,781,471
Phoenix Civic Improvement Corporation, Arizona, Water
System Revenue Bonds, Refunding Junior Lien Series
2021B:
3,850 5.000%, 7/01/24 No Opt. Call AAA 3,969,735
3,250 5.000%, 7/01/25 No Opt. Call AAA 3,404,895
390 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%,
9/01/29
3/23 at 100.00 A-   391,088
5,505 Pima County, Arizona, Sewer System Revenue Obligations, Refunding
Series 2016, 5.000%, 7/01/23
No Opt. Call AA   5,582,519
Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2014:
2,000 5.000%, 8/01/23 No Opt. Call AA 2,030,540
2,005 5.000%, 8/01/24 No Opt. Call AA 2,068,358

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014,
5.000%, 8/01/24
No Opt. Call AA   $ 1,031,600
75 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/32
No Opt. Call A3   75,616
3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2.
TEMPS -60, 1.125%, 12/01/26
12/22 at 100.00 N/R   2,865,690
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002,
1.300%, 6/01/27, (AMT)
No Opt. Call A-   3,223,171
146,335 Total Arizona 146,620,566
Arkansas - 0.6%
8,605 Arkansas State, Federal Highway Grant Anticipation and Tax Revenue
Bonds, Series 2013, 5.000%, 10/01/22
No Opt. Call Aa1   8,605,000
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 AA-   10,311,318
5,255 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA-   5,102,553
Pulaksi County Public Facilities Board, Arkansas, Health
Facilities Revenue Bonds, CARTI Project, Series 2013:
1,180 5.250%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 1,196,839
545 5.250%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 552,777
Pulaski County Public Facilities Board, Arkansas,
Healthcare Revenue Bonds, Baptist Health, Series 2014:
500 5.000%, 12/01/22 No Opt. Call A 501,190
1,760 5.000%, 12/01/23 No Opt. Call A 1,788,037
2,195 5.000%, 12/01/24 No Opt. Call A 2,252,224
2,000 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2   1,692,720
Rogers School District 30, Benton County, Arkansas,
General Obligation Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2 2,475,264
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2 3,631,199
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2 3,713,103
43,600 Total Arkansas 41,822,224
California - 4.6%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45,
(Mandatory Put 4/01/26)
10/25 at 100.00 AA   16,653,540
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 A1   9,778,900
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds, Los Angeles
County Securitization Corporation, Series 2020A:
880 4.000%, 6/01/23 No Opt. Call A 884,479
605 5.000%, 6/01/24 No Opt. Call A 619,272
805 5.000%, 6/01/25 No Opt. Call A 830,543
1,980 5.000%, 6/01/26 No Opt. Call A 2,047,934
840 5.000%, 6/01/27 No Opt. Call A 872,878
1,185 5.000%, 6/01/28 No Opt. Call A 1,233,727
1,475 5.000%, 6/01/29 No Opt. Call A 1,544,885
1,000 5.000%, 6/01/30 No Opt. Call A 1,045,750

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
156
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,685 California Department of Water Resources, Central Valley Project Water
System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25
No Opt. Call AAA   $ 2,844,167
6,475 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A+   6,384,674
23,710 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA-   25,812,129
8,680 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 AA-   8,248,257
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
3,025 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A+ 3,129,000
2,665 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R (4) 2,802,860
3,841 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+   3,655,455
60,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
10/22 at 100.00 Aaa   59,339,400
California Infrastructure and Economic Development
Bank, Revenue Bonds, J Paul Getty Trust, Refunding
Series 2020A-1:
1,155 4.000%, 4/01/25 No Opt. Call AAA 1,181,553
1,085 4.000%, 4/01/26 No Opt. Call AAA 1,119,167
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured,
(AMT)
6/28 at 100.00 AA   17,259,057
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
2,600 5.000%, 2/01/23 No Opt. Call A- 2,612,714
1,920 5.000%, 2/01/24 No Opt. Call A- 1,954,771
1,700 5.000%, 2/01/25 No Opt. Call A- 1,747,498
2,000 5.000%, 2/01/26 No Opt. Call A- 2,076,120
1,500 5.000%, 2/01/27 No Opt. Call A- 1,565,265
9,210 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%,
10/01/44, (AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 A-   8,183,453
6,455 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A-   6,296,336
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   8,856,197
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   6,492,702
4,215 California Pollution Control Financing Authority, Water Facilities Revenue
Bonds, American Water Capital Corporation, Project, Refunding Series
2020, 0.600%, 8/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,093,650
7,875 California State, General Obligation Bonds, Various Purpose Series
2022, 5.000%, 4/01/26
No Opt. Call AA   8,360,494

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB   $ 5,586,460
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB   1,004,350
325 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.000%, 12/01/27, 144A
No Opt. Call BB   326,934
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/24, (ETM)
No Opt. Call A-  (4) 789,579
255 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   277,608
205 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   223,175
4,655 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38,
(Mandatory Put 11/01/29)
No Opt. Call AA-   5,067,712
11,500 Los Angeles County, California, Tax and Revenue Anticipation Notes,
Series 2022-23, 4.000%, 6/30/23
No Opt. Call N/R   11,578,430
9,565 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
5.000%, 5/15/28, (AMT)
No Opt. Call AA   10,075,006
12,000 Los Angeles, California, General Obligation Bonds, Tax & Revenue
Anticipation Notes, Series 2022, 4.000%, 6/29/23
No Opt. Call N/R   12,082,560
6,665 Metropolitan Water District of Southern California, Water Revenue
Bonds, Refunding Series 2022B, 3.000%, 7/01/28
No Opt. Call Aa1   6,601,349
2,725 New Haven Unified School District, California, General Obligation
Bonds, Refunding Series 2014A, 5.000%, 8/01/25 - BAM Insured
8/24 at 100.00 AA   2,810,620
2,605 Newport-Mesa Unified School District, Orange County, California,
General Obligation Bonds, Election 2000 Refunding Series 2020,
5.000%, 8/01/23
No Opt. Call Aaa   2,645,846
19,360 Orange County Transportation Authority, California, Bond Anticipation
Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24
No Opt. Call AA   20,098,778
8,000 Riverside County, California, Tax and Revenue Anticipation Notes, Series
2022, 5.000%, 6/30/23
No Opt. Call N/R   8,113,360
10 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+  (4) 10,142
13,975 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   12,400,856
6,395 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/25, (AMT)
No Opt. Call A1   6,583,525
3,000 University of California, General Revenue Bonds, Series 2023BM,
5.000%, 5/15/28 (WI/DD, Settling 2/22/23)
No Opt. Call Aa2   3,218,940

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
158
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Vernon, California, Electric System Revenue Bonds, Series
2021A:
$ 2,850 5.000%, 4/01/23 No Opt. Call Baa1 $ 2,862,626
2,525 5.000%, 4/01/24 No Opt. Call Baa1 2,553,179
2,000 5.000%, 4/01/25 No Opt. Call Baa1 2,035,340
2,250 5.000%, 10/01/25 No Opt. Call Baa1 2,296,687
Vernon, California, Electric System Revenue Bonds, Series
2022A:
255 5.000%, 8/01/23 No Opt. Call Baa1 256,734
700 5.000%, 8/01/24 No Opt. Call BBB+ 709,317
500 5.000%, 8/01/25 No Opt. Call Baa1 509,845
980 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Baa2   988,536
343,041 Total California 341,234,321
Colorado - 2.2%
1,600 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Refunding Series 2022, 5.000%,
12/01/24
No Opt. Call Aa1   1,661,936
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
12/22 at 100.00 AA+   2,611,840
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%,
11/15/24
5/24 at 100.00 AA   7,804,359
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
2,545 5.000%, 8/01/25 No Opt. Call BBB+ 2,605,316
2,990 5.000%, 8/01/26 No Opt. Call BBB+ 3,077,996
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,000 5.000%, 8/01/25 No Opt. Call BBB+ 3,071,100
2,575 5.000%, 8/01/26 No Opt. Call BBB+ 2,650,782
3,170 5.000%, 8/01/29 No Opt. Call BBB+ 3,302,855
16,425 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 BBB+   16,848,601
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/23, (ETM)
No Opt. Call N/R  (4) 506,240
13,395 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory
Put 8/17/26)
2/26 at 101.30 AA+   14,022,288
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
6,495 5.000%, 1/01/26 No Opt. Call AA- 6,795,199
4,635 5.000%, 1/01/27 No Opt. Call AA- 4,907,631
5,150 5.000%, 1/01/28 No Opt. Call AA- 5,514,826
630 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA   464,896
2,500 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA   1,823,250
2,200 Colorado State, Certificates of Participation, Rural Series 2020A, 5.000%,
12/15/22
No Opt. Call Aa2   2,208,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado State, Certificates of Participation, Rural Series
2021A:
$ 8,845 5.000%, 12/15/22 No Opt. Call Aa2 $ 8,879,053
4,750 5.000%, 12/15/23 No Opt. Call Aa2 4,852,742
4,675 5.000%, 12/15/24 No Opt. Call Aa2 4,840,916
530 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 4.500%, 12/01/27
12/22 at 103.00 N/R   516,130
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
2,885 5.000%, 11/15/26, (AMT) No Opt. Call AA- 3,005,218
25,000 5.000%, 11/15/27, (AMT) No Opt. Call Aa3 26,172,750
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   13,443,268
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2021B, 2.347%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67%
reference rate + 0.350% spread) (5)
6/24 at 100.00 A   2,970,060
3,705 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
12/22 at 103.00 N/R   3,615,969
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
575 5.000%, 1/15/24 No Opt. Call A- 584,355
475 5.000%, 7/15/24 No Opt. Call A- 478,667
325 5.000%, 1/15/25 No Opt. Call A- 329,440
400 5.000%, 7/15/25 No Opt. Call A- 406,504
500 3.000%, 1/15/26 No Opt. Call A- 478,535
425 5.000%, 7/15/26 No Opt. Call A- 433,653
1,425 5.000%, 1/15/27 No Opt. Call A- 1,455,980
625 5.000%, 7/15/27 No Opt. Call A- 639,831
555 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R   519,169
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R   430,880
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 N/R   704,431
6,350 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call AA+   6,044,121
Windy Gap Firming Project Water Activity Enterprise,
Colorado, Senior Revenue Bonds, Series 2021:
1,670 5.000%, 7/15/26 No Opt. Call AA 1,777,531
1,090 5.000%, 7/15/27 No Opt. Call AA 1,175,173
160,395 Total Colorado 163,631,961
Connecticut - 2.2%
7,085 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   7,296,275
1,465 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53,
(Mandatory Put 1/01/27)
10/26 at 100.87 A+   1,537,019

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
160
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call BBB+   $ 1,234,613
2,695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/07/23)
No Opt. Call AAA   2,669,640
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put
7/12/24)
No Opt. Call AAA   25,781,296
6,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA   6,714,665
17,185 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call Aaa   16,112,140
28,080 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   27,211,205
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA   1,847,944
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA   4,066,950
3,515 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA   2,753,018
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA   3,257,541
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA   949,120
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA   3,009,120
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   2,899,065
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   8,786,646
5,000 Connecticut State, General Obligation Bonds, Refunding Series 2020D,
5.000%, 7/15/23
No Opt. Call Aa3   5,073,350
1,135 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call Aa3   1,188,322
Connecticut State, General Obligation Bonds, Series
2022A:
9,500 3.000%, 1/15/24 No Opt. Call Aa3 9,480,430
12,335 4.000%, 1/15/25 No Opt. Call Aa3 12,519,778
1,750 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA-   1,781,973
3,440 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2021C, 5.000%, 1/01/24
No Opt. Call AA-   3,517,916
8,415 Stamford, Connecticut, General Obligation Bonds, Refunding Series
2021A, 4.000%, 8/15/23
No Opt. Call AAA   8,481,647
West Haven, Connecticut, General Obligation Bonds,
Series 2012:
2,000 5.000%, 8/01/23 - AGM Insured 10/22 at 100.00 AA 2,002,500
1,000 5.000%, 8/01/25 - AGM Insured 10/22 at 100.00 AA 1,001,120
172,780 Total Connecticut 161,173,293

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware - 1.1%
$ 26,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   $ 23,507,201
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%,
10/01/40, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   8,048,880
13,910 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call A   12,912,653
1,550 Delaware State, General Obligation Bonds, Refunding Series 2020B,
5.000%, 7/01/24
No Opt. Call Aaa   1,600,065
14,880 Delaware State, General Obligation Bonds, Series 2021, 5.000%,
2/01/25
No Opt. Call AAA   15,504,811
Delaware Transportation Authority, Transportation System
Revenue Bonds, Senior Lien Series 2020:
3,255 5.000%, 7/01/26 No Opt. Call AA+ 3,461,464
4,975 5.000%, 7/01/27 No Opt. Call AA+ 5,365,488
9,815 5.000%, 7/01/28 No Opt. Call AA+ 10,727,599
83,670 Total Delaware 81,128,161
District of Columbia - 0.7%
2,405 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022C,
5.000%, 12/01/26
No Opt. Call AAA   2,572,845
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,210 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 8,210,000
10,830 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 10,984,436
8,875 5.000%, 10/01/24, (AMT) No Opt. Call Aa3 9,096,875
7,320 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 7,573,784
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
2,500 5.000%, 10/01/26, (AMT) No Opt. Call AA- 2,601,575
2,700 5.000%, 10/01/27, (AMT) No Opt. Call Aa3 2,824,200
8,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 8,394,080
1,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24
No Opt. Call AA-   1,286,300
52,090 Total District of Columbia 53,544,095
Florida - 3.3%
4,400 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A   4,586,868
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
5,000 5.000%, 10/01/24, (AMT) No Opt. Call A1 5,116,300
5,725 5.000%, 10/01/25, (AMT) No Opt. Call A1 5,918,562
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A1 2,457,055
4,185 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A1 4,283,515
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A1   1,054,217
11,050 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   11,400,727

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
162
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Clay County, Florida, Sales Surtax Revenue Bonds, Series
2020.:
$ 1,905 5.000%, 10/01/27 No Opt. Call AA $ 2,043,398
1,885 5.000%, 10/01/28 No Opt. Call AA 2,044,546
1,740 5.000%, 10/01/29 No Opt. Call AA 1,905,579
5,295 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call AAA   5,369,924
10,665 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021B,
5.000%, 7/01/25
No Opt. Call AAA   11,184,812
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/22 at 102.00 N/R 17,774,020
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/22 at 103.00 N/R 24,482,670
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/22 at 103.00 N/R 21,239,612
8,800 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2021A-1, 2.900%,
12/01/56, (AMT), (Mandatory Put 4/04/23)
10/22 at 100.00 Aaa   8,729,424
23,660 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   23,099,495
1,720 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa   1,669,948
7,150 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa   6,883,090
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa   1,633,286
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa   2,044,339
4,410 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2017C, 5.000%, 6/01/28
6/27 at 100.00 AAA   4,752,437
Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum
Tax Refunding Subordinate Lien Series 2022A:
2,300 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 2,379,741
3,080 5.000%, 10/01/26, (AMT) No Opt. Call AA- 3,205,140
10,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 Aa3  (4) 10,248,100
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/25
No Opt. Call AA   2,099,960
Manatee County School District, Florida, Sales Tax
Revenue Bonds, Series 2017:
3,160 5.000%, 10/01/23 - AGM Insured No Opt. Call AA 3,212,487
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 2,934,232
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 2,477,639
2,040 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA 2,170,091
2,975 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA 3,155,761
2,570 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA 2,694,491
4,060 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B, 5.000%, 7/01/23
No Opt. Call A   4,101,331

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project,
Series 2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A-   $ 2,919,420
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/01/24)
No Opt. Call A-   2,341,875
Orlando, Florida, Tourist Development Tax Revenue
Bonds, 6th Cent Contract Payments, Refunding Senior
Series 2017A:
2,160 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA 2,324,959
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA 9,881,798
2,250 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2022B, 5.000%, 8/01/24
No Opt. Call Aa3   2,311,020
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call N/R   2,162,770
575 Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series
2014, 5.000%, 9/01/23
No Opt. Call AA   584,562
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
1,795 5.000%, 8/15/23 No Opt. Call AA- 1,818,245
2,210 5.000%, 8/15/24 No Opt. Call AA- 2,265,515
5,500 5.000%, 8/15/25 No Opt. Call AA- 5,701,245
5,780 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Series 2015A, 5.000%, 10/01/26
10/25 at 100.00 AA+   6,068,884
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
10/22 at 100.00 N/R   243,575
305 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
10/22 at 100.00 N/R   3
1,945 Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, Bond Anticipation Note Series
2022, 3.000%, 1/15/23
10/22 at 100.00 N/R   1,930,568
253,845 Total Florida 248,907,236
Georgia - 2.3%
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 Aa3   117,187
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2022D, 5.000%, 7/01/26,
(AMT)
No Opt. Call Aa3   5,191,800
14,775 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/01/26)
1/26 at 100.00 AA-   15,352,111
8,370 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   8,880,905
1,680 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Second Resolution Series 2013, 5.000%, 10/01/22
No Opt. Call Aa3   1,680,000
4,040 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/01/24)
1/24 at 100.00 AA-   4,104,802
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA   2,347,871

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
164
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 AAA   $ 2,063,050
Georgia Ports Authority, Revenue Bonds, Series 2021:
2,365 5.000%, 7/01/24 No Opt. Call Aa2 2,439,355
5,870 5.000%, 7/01/25 No Opt. Call AA 6,154,519
5,045 Georgia State Road and Tollway Authority, Federal Highway Grant
Anticipation Revenue Bonds, Series 2020, 5.000%, 6/01/24
No Opt. Call AA   5,190,700
10,750 Georgia State, General Obligation Bonds, Series 2015A, 5.000%,
2/01/24
No Opt. Call AAA   11,014,880
5,035 Georgia State, General Obligation Bonds, Series 2017A, 5.000%,
2/01/32
2/27 at 100.00 AAA   5,388,155
35,780 Georgia State, General Obligation Bonds, Series 2021A, 5.000%,
7/01/24
No Opt. Call AAA   36,923,529
4,590 Georgia State, General Obligation Bonds, Tranche 1 Series 2016A,
5.000%, 2/01/25
No Opt. Call AAA   4,783,790
6,050 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA   6,406,647
1,980 Henry County School District, Georgia, General Obligation Bonds,
Series 2021, 4.000%, 8/01/25
No Opt. Call AA+   2,023,956
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   12,517,617
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019C, 4.000%, 3/01/50, (Mandatory Put 9/01/26)
6/26 at 100.50 A3   9,752,768
7,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   7,497,900
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   16,849,986
1,640 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA   1,721,672
166,570 Total Georgia 168,403,200
Guam - 0.1%
Guam Power Authority, Revenue Bonds, Refunding Series
2022A:
3,125 5.000%, 10/01/23 No Opt. Call BBB 3,160,406
2,365 5.000%, 10/01/24 No Opt. Call BBB 2,414,098
5,490 Total Guam 5,574,504
Hawaii - 0.5%
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   16,497,046
4,500 Hawaii State, Airport System Revenue Bonds, Refunding Series 2022B,
5.000%, 7/01/24, (AMT)
No Opt. Call A+   4,597,695
10,490 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   10,284,921
5,865 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 Aa1   6,282,002

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 2,170 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%,
7/01/26
7/25 at 100.00 Aa2   $ 2,268,778
40,155 Total Hawaii 39,930,442
Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
4,500 5.000%, 3/01/25 No Opt. Call A- 4,629,960
6,020 5.000%, 3/01/26 No Opt. Call A- 6,238,767
4,320 5.000%, 3/01/27 No Opt. Call A- 4,498,718
4,815 5.000%, 3/01/29 9/28 at 100.00 A- 5,035,094
4,880 5.000%, 3/01/31 9/28 at 100.00 A- 5,054,509
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   12,669,444
37,470 Total Idaho 38,126,492
Illinois - 6.3%
Adams County School District 172, Quincy, Illinois,
General Obligation Bonds, Series 2016:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA 1,336,814
1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA 1,530,835
Chanpaign County Community Unit School District 4,
Illinois, General Obligation Bonds, School Building Series
2020A:
445 0.000%, 1/01/23 No Opt. Call AA 441,177
550 0.000%, 1/01/26 No Opt. Call AA 483,918
780 0.000%, 1/01/27 No Opt. Call AA 657,883
585 0.000%, 1/01/28 No Opt. Call AA 472,955
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB   21,400,225
12,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/22
No Opt. Call BB   12,022,200
3,205 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB   3,205,929
4,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22
No Opt. Call BB   4,808,880
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065 0.000%, 12/01/25 No Opt. Call BB 921,459
1,455 0.000%, 12/01/26 No Opt. Call BB 1,197,771
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB   3,245,027
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2022C:
2,000 5.000%, 1/01/24 (WI/DD, Settling 10/04/22) No Opt. Call A+ 2,035,260
1,250 5.000%, 1/01/25 (WI/DD, Settling 10/04/22) No Opt. Call A+ 1,279,687
2,475 5.000%, 1/01/26 (WI/DD, Settling 10/04/22) No Opt. Call A+ 2,539,697

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
166
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
$ 4,365 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) $ 4,384,206
1,910 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 1,918,404
7,725 5.000%, 1/01/24 No Opt. Call BBB+ 7,808,816
4,260 5.000%, 1/01/25 No Opt. Call BBB+ 4,336,510
1,970 5.000%, 1/01/26 No Opt. Call BBB+ 2,010,306
Cook County High School District 212 Leyden, Illinois,
General Obligation Bonds, Limited Tax Series 2016C:
1,025 5.000%, 12/01/23 No Opt. Call AA 1,042,035
1,825 5.000%, 12/01/25 12/24 at 100.00 AA 1,896,029
2,830 Cook County Township High School District 225 Northfield, Illinois,
General Obligation Bonds, Series 2016A, 5.000%, 12/01/22
No Opt. Call AAA   2,838,971
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2012C:
3,445 5.000%, 11/15/27 11/22 at 100.00 A+ 3,452,407
3,200 5.000%, 11/15/33 11/22 at 100.00 A+ 3,206,880
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021B, 4.000%, 11/15/24
No Opt. Call A2   2,105,544
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2022A:
10,000 5.000%, 11/15/24 No Opt. Call AA- 10,288,600
5,000 5.000%, 11/15/25 No Opt. Call A+ 5,222,900
DuPage County School District 58 Downers Grove,
Illinois, General Obligation Bonds, Limited Tax Capital
Appreciation School Series 2018:
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R (4) 17,236
980 0.000%, 12/15/26 No Opt. Call N/R 815,752
1,050 0.000%, 12/15/27 No Opt. Call Aa1 835,538
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA-   7,814,249
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call AA+   19,503,120
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call A   10,182,995
3,170 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   3,193,363
4,040 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/23
No Opt. Call AA+   4,063,472
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
620 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (4) 630,143
2,240 5.000%, 9/01/24, (ETM) No Opt. Call AA+ (4) 2,314,279
865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 893,683
2,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/22
No Opt. Call A3   2,776,593
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
1,060 5.000%, 7/01/23, (ETM) No Opt. Call AA- (4) 1,074,374
995 5.000%, 7/01/24, (ETM) No Opt. Call AA- (4) 1,024,402

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,010 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA-   $ 1,039,169
Illinois Finance Authority, Revenue Bonds, Swedish
Covenant Hospital, Series 2016A:
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R (4) 1,107,916
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R (4) 2,091,500
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R (4) 3,179,190
3,265 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021A, 5.000%, 10/01/25
No Opt. Call AA+   3,428,185
4,900 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,761,526
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 Aaa   17,226,906
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa   7,362,672
2,650 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call A1   2,746,169
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call BBB   5,084,450
Illinois State, General Obligation Bonds, November
Series 2017D:
18,075 5.000%, 11/01/22 No Opt. Call BBB 18,094,702
29,610 5.000%, 11/01/23 No Opt. Call BBB 29,963,840
12,395 5.000%, 11/01/24 No Opt. Call BBB 12,602,244
3,190 5.000%, 11/01/25 No Opt. Call BBB 3,244,836
8,000 3.250%, 11/01/26 No Opt. Call BBB 7,636,400
9,280 5.000%, 11/01/26 No Opt. Call BBB 9,456,877
15,415 5.000%, 11/01/27 No Opt. Call BBB 15,763,687
9,015 5.000%, 11/01/28 11/27 at 100.00 BBB 9,192,505
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 BBB   5,106,700
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 BBB   10,816,364
Illinois State, General Obligation Bonds, Refunding
March Series 2021C:
7,500 4.000%, 3/01/23 No Opt. Call BBB 7,512,900
3,300 4.000%, 3/01/24 No Opt. Call BBB 3,302,211
3,860 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25 7/23 at 100.00 BBB   3,900,569
3,750 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/25 No Opt. Call BBB+   3,814,913
3,095 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/22
No Opt. Call AA-   3,104,068
230 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 AA-   239,002
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2019C:
5,365 5.000%, 1/01/27 No Opt. Call AA- 5,715,388
10,390 5.000%, 1/01/28 No Opt. Call AA- 11,187,952
11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   12,221,969
6,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB   6,274,560

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
168
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Joliet, Illinois, Waterworks and Sewer Revenue Bonds,
Senior Lien Anticipation Notes Series 2022:
$ 5,000 5.000%, 1/01/24 No Opt. Call N/R $ 5,080,200
5,000 5.000%, 1/01/25 No Opt. Call N/R 5,119,850
Kane County Community Unit School District 304
Geneva, Illinois, General Obligation Bonds, Refunding
Series 2016:
2,630 5.000%, 1/01/26 No Opt. Call AA+ 2,759,817
5,180 5.000%, 1/01/27 1/26 at 100.00 AA+ 5,451,950
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,000 5.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,002,780
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 1,103,771
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 1,308,828
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,495 4.000%, 12/01/25 No Opt. Call Aa2 1,520,879
1,770 4.000%, 12/01/26 No Opt. Call Aa2 1,807,577
350 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2020,
4.000%, 5/01/23 - AGM Insured
No Opt. Call AA   351,011
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
775 5.000%, 12/15/25 No Opt. Call BBB+ 790,833
1,925 5.000%, 12/15/26 No Opt. Call BBB+ 1,974,280
360 5.000%, 12/15/27 No Opt. Call BBB+ 369,256
1,945 5.000%, 12/15/28 12/27 at 100.00 BBB+ 1,984,503
650 5.000%, 12/15/30 12/27 at 100.00 BBB+ 660,465
326 Montgomery, Illinois, Lakewood Creek Project Special Assessment
Bonds, Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call AA   321,615
North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA 1,011,110
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA 970,240
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA 1,779,367
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA 1,828,457
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA 336,268
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA 260,625
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
2,310 5.000%, 6/01/23 No Opt. Call A 2,333,839
2,605 5.000%, 6/01/24 No Opt. Call A 2,661,998
6,045 5.000%, 6/01/25 No Opt. Call A 6,242,248
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4,
Refunding Series 2017:
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA 1,120,118
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA 992,300
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA 1,250,678
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 1,213,043

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
$ 4,500 5.000%, 1/01/25 No Opt. Call AA- $ 4,618,575
5,870 5.000%, 1/01/26 No Opt. Call AA- 6,077,504
2,365 5.000%, 1/01/28 No Opt. Call AA- 2,486,254
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Hospital Sisters Services, Inc.
Obligated Group, Series 2017A:
2,725 5.000%, 2/15/26 No Opt. Call A+ 2,822,827
3,655 5.000%, 2/15/27 No Opt. Call A+ 3,815,272
6,820 Winnebago-Boone Counties School District 205 Rockford, Illinois,
General Obligation Bonds, Series 2013, 0.000%, 2/01/23
No Opt. Call A+   6,737,819
468,825 Total Illinois 470,576,051
Indiana - 3.4%
Crown Point Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Crown Point Community School
Corporation, Series 2021:
3,000 5.000%, 7/15/25 No Opt. Call AA+ 3,131,850
3,015 5.000%, 1/15/26 No Opt. Call AA+ 3,169,247
12,430 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   10,544,245
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call A2   3,994,380
30,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2021, 0.280%, 12/15/45,
(AMT), (Mandatory Put 11/15/22), 144A
10/22 at 100.00 Aaa   29,863,800
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B-   1,065,405
Indiana Finance Authority, Environmental Revenue
Bonds, Duke Energy Indiana, Inc. Project, Refunding
Series 2009A-1:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call A2 5,673,582
7,000 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 A2 6,805,820
13,560 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   13,240,120
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 AA   7,262,080
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R  (4) 147,507
5,680 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 A-  (4) 5,742,366
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, First Lien Green Series
2022A:
1,500 5.000%, 10/01/26 No Opt. Call Aa3 1,592,835
1,600 5.000%, 10/01/27 No Opt. Call Aa3 1,720,816

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
170
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding First Lien Series
2021-1:
$ 10,455 5.000%, 10/01/22 No Opt. Call AA $ 10,455,000
1,500 5.000%, 10/01/22 No Opt. Call AA- 1,500,000
4,500 5.000%, 10/01/23 No Opt. Call AA 4,575,150
5,000 5.000%, 10/01/24 No Opt. Call AA 5,171,700
2,095 5.000%, 10/01/25 No Opt. Call AA 2,196,650
5,015 5.000%, 10/01/26 No Opt. Call AA 5,325,378
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2015A:
830 5.000%, 10/01/23 No Opt. Call AA 843,861
1,000 5.000%, 10/01/24 No Opt. Call AA 1,034,930
1,800 5.000%, 10/01/25 10/24 at 100.00 AA 1,863,936
1,250 5.000%, 10/01/26 10/24 at 100.00 AA 1,293,900
850 5.000%, 10/01/27 10/24 at 100.00 AA 879,019
Indiana Health Facility Financing Authority, Revenue
Bonds, Ascension Health, Series 2011A-2:
9,930 2.000%, 11/15/36, (Mandatory Put 2/01/23) No Opt. Call AA+ 9,884,024
70 2.000%, 11/15/36, (Pre-refunded 2/01/23) 2/23 at 100.00 N/R (4) 69,710
3,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa   2,685,655
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa   922,588
2,590 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa   1,857,211
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA   8,252,160
10,785 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA   11,302,356
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
505 5.000%, 10/01/22 No Opt. Call A+ 505,000
710 5.000%, 10/01/23 No Opt. Call A+ 722,205
465 5.000%, 10/01/24 No Opt. Call A+ 480,787
545 5.000%, 10/01/25 10/24 at 100.00 A+ 563,715
830 5.000%, 10/01/26 10/24 at 100.00 A+ 858,178
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2016A:
4,690 5.000%, 10/01/22 No Opt. Call A+ 4,690,000
10,000 5.000%, 10/01/23 No Opt. Call A+ 10,171,900
5,605 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   5,463,081
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call A-   2,919,510
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call A3   10,764,480
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A-   12,713,119
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A   1,605,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 3,585 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   $ 3,494,228
10,480 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   10,765,266
10,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/01/22)
No Opt. Call A2   10,007,600
10,970 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2   11,013,222
255,700 Total Indiana 250,804,652
Iowa - 0.4%
Des Moines Metropolitan Wastewater Reclamation
Authority, Iowa, Sewer Revenue Bonds, Refunding Series
2021A:
2,450 5.000%, 6/01/24 No Opt. Call AA 2,521,956
2,575 5.000%, 6/01/25 No Opt. Call AA 2,692,266
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,385 5.000%, 6/01/24 No Opt. Call AA+ 4,515,235
4,610 5.000%, 6/01/25 No Opt. Call AA+ 4,825,932
5,900 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 BBB-   5,363,808
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA   2,187,870
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA   1,833,098
2,545 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA   2,073,361
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA   2,231,880
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA   1,457,785
3,150 West Des Moines, Iowa, General Obligation Bonds, Urban Renewal
Series 2021B, 5.000%, 6/01/24
No Opt. Call AAA   3,245,602
35,790 Total Iowa 32,948,793
Kansas - 0.7%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 N/R   8,699,933
5,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
4/23 at 101.00 A+   4,939,350
5,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R   4,977,350
5,300 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
4.000%, 10/01/23
No Opt. Call Aaa   5,345,474

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
172
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
$ 4,245 5.000%, 5/01/23 No Opt. Call Aa3 $ 4,289,445
4,445 5.000%, 5/01/24 No Opt. Call Aa3 4,563,904
20,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2022A, 5.000%, 8/01/23
No Opt. Call N/R   20,292,600
53,600 Total Kansas 53,108,056
Kentucky - 2.7%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue
Bonds, Duke Energy Kentucky, Refunding Series 2008A, 3.700%,
8/01/27
6/27 at 100.00 BBB+   7,479,293
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call A1   5,331,925
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call A1   26,606,100
Kentucky Asset/Liability Commission, General Fund
Revenue Project Notes, Refunding Series 2021A:
3,845 5.000%, 11/01/23 No Opt. Call A1 3,912,288
2,280 5.000%, 11/01/24 No Opt. Call A1 2,355,787
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
6,000 5.000%, 6/01/24 No Opt. Call Baa2 6,114,780
4,200 5.000%, 6/01/25 No Opt. Call Baa2 4,313,484
3,350 Louisville and Jefferson County Metropolitan Government Board of
Water Works, Kentucky, Water System Revenue Bonds, Refunding
Series 2022, 5.000%, 11/15/25 (WI/DD, Settling 10/06/22)
No Opt. Call AAA   3,526,344
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2001A, 0.900%, 9/01/26
No Opt. Call A1   3,444,680
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1   6,699,920
18,070 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call A1   16,530,436
24,685 Northern Kentucky Water District, Revenue Bonds, Bond Anticipation
Note Series 2021A, 0.375%, 2/01/23
10/22 at 100.00 N/R   24,366,317
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
4,675 4.000%, 2/01/24 No Opt. Call Aa2 4,726,939
4,865 4.000%, 2/01/25 No Opt. Call Aa2 4,946,781
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1   3,643,145
2,545 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   2,473,078
13,175 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2   13,148,518

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 9,570 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   $ 9,537,366
3,850 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1   3,826,014
13,800 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   13,433,472
2,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 A2   1,982,020
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1   2,568,978
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27,
(AMT)
No Opt. Call A1   8,612,064
20,165 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   16,325,786
1,735 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call A+  (4) 1,751,552
211,450 Total Kentucky 197,657,067
Louisiana - 4.2%
17,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory
Put 12/01/24)
No Opt. Call A3   16,347,275
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
33,435 5.000%, 6/01/23 No Opt. Call A1 33,826,190
9,040 5.000%, 6/01/24 No Opt. Call A1 9,240,778
845 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 Aaa   628,190
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding
Series 2017A:
1,000 3.000%, 10/01/22 No Opt. Call A 1,000,000
1,825 5.000%, 10/01/23 No Opt. Call A 1,850,130
1,105 5.000%, 10/01/24 No Opt. Call A 1,131,774
3,000 4.000%, 10/01/25 No Opt. Call A 3,021,570
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish
Road Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA   2,313,540
24,410 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   22,374,938
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   5,926,748
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/01/23)
No Opt. Call A3   6,859,210
22,100 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   22,743,552

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
174
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 29,815 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call A+   $ 30,826,027
7,165 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/23)
No Opt. Call A+   7,217,519
Louisiana Public Facilities Authority, Revenue Bonds,
University of New Orleans Research and Technology
Foundation, Inc.- Student Housing Project, Refunding
Series 2014:
1,445 5.000%, 9/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 1,466,689
1,565 5.000%, 9/01/24 - AGM Insured, (ETM) No Opt. Call AA (4) 1,612,498
2,020 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+   2,024,626
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
7,265 5.000%, 7/01/26 7/23 at 100.00 A2 7,318,107
1,345 5.000%, 7/01/29 7/23 at 100.00 A2 1,351,887
Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C:
2,645 5.000%, 5/01/29 11/27 at 100.00 AA- 2,837,926
3,010 5.000%, 5/01/30 11/27 at 100.00 AA- 3,231,777
3,070 5.000%, 5/01/31 11/27 at 100.00 AA- 3,286,896
15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017D-1, 0.600%, 5/01/43, (Mandatory Put
5/01/23)
10/22 at 100.00 Aa3   14,678,550
4,590 Louisiana State, General Obligation Bonds, Grant Anticipation Series
2021, 5.000%, 9/01/23
No Opt. Call AA   4,662,614
6,245 Louisiana State, General Obligation Bonds, Series 2015A, 5.000%,
5/01/23
No Opt. Call AA-   6,311,759
New Orleans, Louisiana, General Obligation Bonds,
Public Improvement Series 2021A:
11,000 5.000%, 12/01/23 No Opt. Call A+ 11,212,960
9,000 5.000%, 12/01/24 No Opt. Call A+ 9,291,330
4,950 5.000%, 12/01/25 No Opt. Call A+ 5,173,492
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
1,040 5.000%, 6/01/24 No Opt. Call A 1,065,792
675 5.000%, 6/01/26 6/25 at 100.00 A 703,985
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   2,963,258
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,762,452
19,965 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB-   19,821,052
18,220 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   17,765,047
20,450 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   18,975,759

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   $ 9,350,241
316,535 Total Louisiana 314,176,138
Maine - 0.2%
Auburn, Maine, General Obligation Bonds, Edward Little
High School Project, Series 2021:
1,250 4.000%, 11/01/22 No Opt. Call AA- 1,250,962
600 4.000%, 11/01/23 No Opt. Call AA- 605,802
1,110 4.000%, 11/01/24 No Opt. Call AA- 1,128,038
610 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA   626,982
2,825 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+   2,005,467
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+   892,868
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+   2,165,790
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+   1,451,491
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 Aa1   1,482,920
Maine State, General Obligation Bonds, Series 2021B:
4,135 4.000%, 6/01/25 No Opt. Call Aa2 4,221,339
1,015 4.000%, 6/01/26 No Opt. Call AA 1,040,832
19,740 Total Maine 16,872,491
Maryland - 1.4%
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 A   9,189
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call CCC 536,317
2,000 5.000%, 9/01/26 No Opt. Call CCC 1,946,700
5,055 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2021A, 5.000%, 8/15/25
No Opt. Call AAA   5,313,058
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1   5,629,978
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1   3,270,460
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1   3,571,819
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1   8,450,520

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
176
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B:
$ 540 0.200%, 3/01/23 No Opt. Call Aa1 $ 533,212
580 0.250%, 9/01/23 No Opt. Call Aa1 563,714
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1 5,984,363
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 Aa1   8,884,920
5,235 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A   5,393,411
Maryland Health and Higher Educational Facilities
Authority, Maryland, Hospital Revenue Bonds, Meritus
Medical Center, Series 2015:
250 5.000%, 7/01/23 No Opt. Call A- 251,995
500 5.000%, 7/01/24 No Opt. Call A- 508,315
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Adventist Healthcare Inc.,
Series 2021:
795 5.000%, 1/01/23 No Opt. Call Baa3 796,789
545 5.000%, 1/01/24 No Opt. Call Baa3 550,504
1,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 5.000%, 6/01/26
No Opt. Call A+   1,050,850
29,895 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, Bidding Group 1 Second Series 2021A, 5.000%, 8/01/27
No Opt. Call AAA   32,320,082
10,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/29
6/24 at 100.00 AAA   10,116,100
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A   4,533,452
4,560 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA   5,009,662
114,165 Total Maryland 105,225,410
Massachusetts - 2.3%
36,215 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA   36,955,235
20 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA   20,953
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
625 5.000%, 7/01/23 No Opt. Call B- 620,250
735 5.000%, 7/01/24 No Opt. Call B- 721,167
795 5.000%, 7/01/25 7/24 at 100.00 B- 772,176
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A   1,555,500
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,780 5.000%, 7/01/29 7/28 at 100.00 A 2,910,521
2,750 5.000%, 7/01/30 7/28 at 100.00 A 2,873,200
2,515 5.000%, 7/01/31 7/28 at 100.00 A 2,619,020
2,100 5.000%, 7/01/32 7/28 at 100.00 A 2,180,367

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 125 5.000%, 7/15/23, 144A No Opt. Call BB+ $ 125,850
130 5.000%, 7/15/24, 144A No Opt. Call BB+ 131,625
125 5.000%, 7/15/25, 144A No Opt. Call BB+ 127,065
160 5.000%, 7/15/26, 144A No Opt. Call BB+ 163,370
170 5.000%, 7/15/27, 144A No Opt. Call BB+ 174,328
175 5.000%, 7/15/28, 144A No Opt. Call BB+ 180,178
325 5.000%, 7/15/29, 144A No Opt. Call BB+ 335,845
220 5.000%, 7/15/30, 144A No Opt. Call BB+ 227,623
815 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+   822,995
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   2,011,282
2,000 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series
2000A, 2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call Aa2   1,924,360
2,180 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 2.750%, 12/01/34
12/28 at 100.00 AA   1,820,060
1,065 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-
3, 0.875%, 12/01/23
10/22 at 100.00 AA   1,036,000
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2:
1,000 2.150%, 6/01/24 6/23 at 100.00 Aa2 978,480
1,000 2.650%, 6/01/26 6/25 at 100.00 Aa2 963,840
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 Aa2   4,061,542
5,380 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Notes, Series 2021, 0.250%, 12/01/22
10/22 at 100.00 Aa1   5,354,284
5,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+   3,753,250
1,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+   706,110
2,675 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+   1,926,802
7,385 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 AA+   5,326,727
6,360 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/25
No Opt. Call Aa1   6,699,242
14,050 Massachusetts State, General Obligation Bonds, Refunding Series
2015A, 5.000%, 7/01/23
No Opt. Call Aa1   14,254,989
31,585 Massachusetts State, General Obligation Bonds, Refunding Series
2020A, 5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1   31,964,652
22,000 Massachusetts State, General Obligation Bonds, Refunding Series
2021B, 5.000%, 11/01/24
No Opt. Call Aa1   22,811,800
5,000 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 3.750%, 9/15/23
No Opt. Call N/R   5,022,450
5,300 University of Massachusetts Building Authority, Revenue Bonds,
Refunding Senior Series 2021-1, 5.000%, 11/01/25
No Opt. Call Aa2   5,577,932
172,060 Total Massachusetts 169,711,070

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
178
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 1.8%
$ 1,000 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2020,
4.000%, 5/01/23
No Opt. Call Aa2   $ 1,004,530
Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding
Series 2022A:
2,000 5.000%, 4/15/25 No Opt. Call Aa3 2,076,180
4,000 5.000%, 4/15/26 No Opt. Call AA 4,199,880
2,500 5.000%, 4/15/27 No Opt. Call AA 2,655,975
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory
Put 11/16/26) (WI/DD, Settling 11/15/22)
5/26 at 100.00 A2   5,205,200
3,750 Michigan Finance Authority, Revenue Bonds, Trinity Health Credit
Group, Refunding Series 2013MI-1, 2.030%, 12/01/34, (Mandatory Put
12/01/22)
No Opt. Call Aa3   3,745,688
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
2,000 4.000%, 6/01/23 No Opt. Call A 2,008,540
2,200 5.000%, 6/01/25 No Opt. Call A 2,253,306
2,500 5.000%, 6/01/27 No Opt. Call A 2,588,225
2,450 5.000%, 6/01/29 No Opt. Call A 2,556,110
15,240 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47,
(Mandatory Put 6/01/23)
No Opt. Call AA+   15,288,158
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA   6,270,885
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
10/22 at 100.00 AA   4,052,661
2,500 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
4/23 at 100.00 AA   2,448,875
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 AA+   1,584,122
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+   4,779,391
9,910 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+   8,310,625
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+   11,494,158
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+   4,245,960
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 AA+   1,796,920
12,860 Michigan State, Grant Anticipation Bonds, Refunding Federal Highway
Series 2016, 5.000%, 3/15/25
No Opt. Call A2   13,396,133
10,255 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 5.000%, 11/15/28
No Opt. Call AA+   11,220,611
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,305 5.000%, 11/15/22 No Opt. Call AA+ 1,307,949
5,045 5.000%, 11/15/24 No Opt. Call AA+ 5,235,449
620 5.000%, 11/15/25 No Opt. Call AA+ 653,071

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
0.875%, 4/01/35, (AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 A-   $ 6,853,495
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call Ba2   2,201,620
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   1,125,904
137,345 Total Michigan 130,559,621
Minnesota - 0.8%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
2/24 at 100.00 Aaa   16,146,260
13,040 Minneapolis, Minnesota, General Obligation Bonds, Series 2021,
4.000%, 12/01/25
No Opt. Call AA+   13,379,562
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+ 1,867,863
10 5.000%, 1/01/25 1/24 at 100.00 A+ 10,197
1,275 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+   1,125,353
2,280 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+   1,825,596
4,280 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+   3,253,014
5,655 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+   4,231,354
5,050 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+   3,692,913
8,430 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 Aa1   6,585,095
3,300 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 Aa1   2,550,768
4,315 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
12/22 at 100.00 N/R   4,221,537
900 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/23
No Opt. Call A-   903,888
67,365 Total Minnesota 59,793,400
Mississippi - 0.7%
7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding
Series 2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 Baa2   7,002,225
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,548,935
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa   773,440
615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa   451,029

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
180
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/01/25)
3/25 at 100.00 BBB+   $ 10,044,645
15,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 3.150%,
9/01/36, (Mandatory Put 8/30/23)
No Opt. Call BBB+   14,899,800
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+   3,748,632
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 AA   3,481,369
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
350 5.000%, 10/15/22 No Opt. Call A+ 350,182
250 5.000%, 10/15/23 No Opt. Call A+ 253,822
205 5.000%, 10/15/24 No Opt. Call A+ 210,865
1,245 5.000%, 10/15/25 No Opt. Call A+ 1,293,717
49,855 Total Mississippi 49,058,661
Missouri - 1.6%
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
765 4.000%, 11/01/22 No Opt. Call N/R 764,403
755 4.000%, 11/01/23 No Opt. Call N/R 746,340
Jackson County Reorganized School District R-7, Lees
Summit, Missouri, General Obligation Bonds, Refunding
& School Building Series 2020:
7,715 4.000%, 3/01/29 No Opt. Call AA+ 7,970,444
7,600 4.000%, 3/01/30 3/29 at 100.00 AA+ 7,817,284
24,750 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Market-
Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22
10/22 at 100.00 A   24,644,565
5,035 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   4,357,692
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   9,520,280
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   4,408,425
1,320 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.000%, 5/01/23
No Opt. Call BBB   1,330,349
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   10,101,400
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, SSM Health Care, Series
2022A:
1,150 5.000%, 6/01/25 No Opt. Call AA- 1,193,136
1,600 5.000%, 6/01/26 No Opt. Call A+ 1,678,000
1,300 5.000%, 6/01/27 No Opt. Call AA- 1,375,621

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 775 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+   $ 719,138
1,080 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+   878,785
1,925 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+   1,398,898
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Plum Point Project,
Refunding Series 2014A:
2,420 5.000%, 1/01/25 No Opt. Call A 2,502,207
5,100 5.000%, 1/01/26 1/25 at 100.00 A 5,264,322
20,000 Missouri Public Utilities Commission, Interim Construction Notes, Series
2022, 0.750%, 8/01/23
11/22 at 100.00 N/R   19,396,400
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2020:
2,055 4.000%, 3/01/30 3/28 at 100.00 AA 2,114,862
1,480 4.000%, 3/01/31 3/28 at 100.00 AA 1,517,814
1,085 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2015, 5.000%, 7/01/23
No Opt. Call A2   1,098,834
9,385 The Board of Education of the City of St. Louis, Missouri, General
Obligation Refunding Bonds, Series 2022, 4.000%, 4/01/24 - BAM
Insured
No Opt. Call AA   9,474,345
123,490 Total Missouri 120,273,544
Montana - 0.5%
31,390 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23
No Opt. Call A   30,887,446
Lewis and Clark County School District 9 East Helena,
Montana, General Obligation Bonds, School Building
Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+ 1,069,400
1,055 5.000%, 7/01/28 No Opt. Call A+ 1,138,735
1,335 5.000%, 7/01/29 7/28 at 100.00 A+ 1,443,803
760 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 1.850%, 12/01/36
6/30 at 100.00 AA+   565,189
500 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 1.850%, 12/01/36
12/30 at 100.00 AA+   369,625
36,040 Total Montana 35,474,198
National - 0.0%
2,745 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36 2019 1
No Opt. Call AA+ 2,516,848
Nebraska - 0.6%
4,545 Central Plains Energy Project, Nebraska, Gas Project 2 Revenue Bonds,
Variable Rate Demand Obligation Series 2022-1, 5.000%, 5/01/53,
(Mandatory Put 10/01/29)
7/29 at 100.22 A2   4,551,908
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   8,074,480

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
182
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 815 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   $ 845,717
1,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/22
No Opt. Call A   1,001,130
Douglas County School District 17 Millard, Nebraska,
General Obligation Bonds, Series 2020:
1,295 5.000%, 12/15/28 No Opt. Call AA 1,419,877
1,520 5.000%, 12/15/29 No Opt. Call AA 1,685,619
1,590 5.000%, 12/15/30 No Opt. Call AA 1,776,332
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+   1,610,592
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AA+   6,929,187
2,430 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AA+   1,755,359
3,405 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AA+   2,515,512
1,500 Nebraska Public Power District, General Revenue Bonds, Forward
Delivery Series 2021A, 5.000%, 1/01/23
No Opt. Call A+   1,506,855
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
1,170 5.000%, 4/15/24 No Opt. Call AA+ 1,200,994
825 5.000%, 4/15/25 No Opt. Call AA+ 862,133
800 5.000%, 4/15/26 No Opt. Call AA+ 845,424
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call A   5,979,279
45,880 Total Nebraska 42,560,398
Nevada - 1.2%
1,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call AA   993,920
Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2021B:
7,110 5.000%, 6/15/24 No Opt. Call A1 7,284,266
7,465 5.000%, 6/15/25 No Opt. Call A1 7,785,920
7,850 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Various Purpose Medium-Term Series 2021C, 5.000%,
6/15/25
No Opt. Call A+   8,187,472
Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B:
1,925 5.000%, 7/01/23, (AMT) No Opt. Call A1 1,944,019
2,050 5.000%, 7/01/24, (AMT) No Opt. Call A1 2,094,854
3,100 5.000%, 7/01/25, (AMT) No Opt. Call A1 3,188,536
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
3,355 5.000%, 7/01/23 No Opt. Call AA- 3,400,259
3,520 5.000%, 7/01/24 No Opt. Call AA- 3,626,445
3,700 5.000%, 7/01/25 No Opt. Call AA- 3,871,384
1,860 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, 1.650%, 1/01/36,
(Mandatory Put 3/31/23)
No Opt. Call A+   1,841,865

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Refunding Series 2017B:
$ 840 5.000%, 7/01/23 No Opt. Call Aa3 $ 850,399
910 5.000%, 7/01/25 No Opt. Call Aa3 948,502
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500 5.000%, 6/01/24 No Opt. Call Aa1 6,694,090
13,660 5.000%, 6/01/25 No Opt. Call Aa1 14,292,731
13,020 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021A, 5.000%, 6/01/24
No Opt. Call Aa1   13,408,777
Nevada Housing Division, Single Family Housing
Mortgage Revenue Bonds, Refunding Series 2021A:
1,970 1.850%, 10/01/33 10/30 at 100.00 AA+ 1,555,217
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+ 1,483,804
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 AA+   2,292,630
100 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%,
6/15/24, 144A
No Opt. Call Ba2   96,228
84,905 Total Nevada 85,841,318
New Hampshire - 0.3%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call A-   8,294,458
13,115 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   13,002,735
2,710 New Hampshire State, General Obligation Bonds, Capital Improvement
Series 2020C, 5.000%, 12/01/26
No Opt. Call Aa1   2,903,494
24,245 Total New Hampshire 24,200,687
New Jersey - 3.5%
5,900 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2021C, 2.000%, 11/10/22
No Opt. Call N/R   5,894,985
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,940 5.000%, 1/01/23 No Opt. Call A+ 8,976,922
6,730 5.000%, 1/01/24 No Opt. Call A+ 6,860,966
Delran Township, New Jersey, General Obligation Bonds,
Series 2019:
1,000 2.000%, 10/15/27 No Opt. Call AA 892,960
1,000 2.000%, 10/15/28 No Opt. Call AA 872,310
1,000 2.000%, 10/15/29 No Opt. Call AA 851,080
980 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call BBB-  (4) 991,035
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA 3,328,380
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA 3,544,547

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
184
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
$ 570 4.000%, 10/01/25 No Opt. Call AA $ 581,685
770 5.000%, 10/01/26 No Opt. Call AA 818,248
850 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2020, 4.000%, 12/01/22
No Opt. Call AAA   851,479
10,065 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/29
No Opt. Call Baa1   10,565,432
5,730 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   5,193,271
10,545 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call BBB   10,858,397
3,145 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/26
No Opt. Call Baa1   3,251,238
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
245 5.000%, 6/15/23 No Opt. Call Baa1 247,612
300 5.000%, 6/15/24 No Opt. Call Baa1 306,111
575 5.000%, 6/15/25 No Opt. Call Baa1 589,697
2,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2012II,
5.000%, 3/01/25
10/22 at 100.00 Baa1   2,001,220
7,330 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/30, (Pre-refunded 6/15/24)
6/24 at 100.00 Baa1  (4) 7,553,858
2,300 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
10/22 at 101.00 Ba3   2,278,840
4,940 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+   4,857,403
2,500 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020C, 1.150%, 6/01/23, (AMT)
No Opt. Call A+   2,448,350
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+   8,156,522
5,340 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/01/24)
4/24 at 100.87 AA-   5,466,825
4,830 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%,
7/01/42, (Mandatory Put 7/01/25)
4/25 at 100.85 AA-   4,984,463
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call AA- 3,343,620
6,335 0.750%, 11/01/24 No Opt. Call AA- 5,976,122

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Housing and Mortgage Finance Agency,
Single Family Housing Revenue Bonds, Social Series
2022I:
$ 2,540 2.650%, 10/01/24 No Opt. Call Aa2 $ 2,501,875
2,955 2.750%, 4/01/25 No Opt. Call Aa2 2,899,446
New Jersey Infrastructure Bank, Environmental
Infrastructure Bonds, Green Series 2021A-1:
3,955 5.000%, 9/01/23 No Opt. Call AAA 4,021,127
4,125 5.000%, 9/01/24 No Opt. Call AAA 4,264,879
4,295 5.000%, 9/01/25 No Opt. Call AAA 4,517,438
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
1,170 4.000%, 6/01/23 No Opt. Call A3 1,175,745
4,060 5.000%, 6/01/24 No Opt. Call A3 4,169,945
13,155 5.000%, 6/01/25 No Opt. Call A3 13,678,964
10,190 5.000%, 6/01/26 No Opt. Call A3 10,697,462
265 5.000%, 6/01/27 No Opt. Call A3 281,348
240 5.000%, 6/01/28 No Opt. Call A3 257,534
940 4.000%, 6/01/30 No Opt. Call A3 951,224
1,035 4.000%, 6/01/31 No Opt. Call A3 1,043,797
1,250 4.000%, 6/01/32 No Opt. Call A3 1,253,975
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
4,370 5.000%, 6/15/24 No Opt. Call A+ 4,463,343
5,220 5.000%, 6/15/28 6/26 at 100.00 A+ 5,438,927
3,070 5.000%, 6/15/29 6/26 at 100.00 A+ 3,179,384
315 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1   316,367
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
5,700 5.000%, 12/15/24 No Opt. Call Baa1 5,835,318
5,185 5.000%, 12/15/25 No Opt. Call Baa1 5,339,306
9,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 Baa1   10,031,444
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
3,095 5.000%, 6/15/26 No Opt. Call Baa1 3,199,549
2,500 5.000%, 6/15/27 No Opt. Call Baa1 2,591,750
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
350 5.000%, 7/15/23 No Opt. Call BBB+ 354,862
500 5.000%, 7/15/24 No Opt. Call BBB+ 513,075
1,700 Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue
Bonds, Series 2010G, 5.750%, 12/01/22
No Opt. Call A2   1,706,579
1,635 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding Series
2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB  (4) 1,653,279

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
186
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 1,455 5.000%, 6/01/23 No Opt. Call A $ 1,471,092
9,420 5.000%, 6/01/24 No Opt. Call A 9,599,169
6,210 5.000%, 6/01/25 No Opt. Call A 6,384,501
10,190 5.000%, 6/01/26 No Opt. Call A 10,549,707
6,145 5.000%, 6/01/29 6/28 at 100.00 A 6,374,762
3,900 5.000%, 6/01/31 6/28 at 100.00 A- 4,009,317
2,005 4.000%, 6/01/37 6/28 at 100.00 A- 1,813,843
50 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27
No Opt. Call BBB   49,683
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA-   6,079,758
6,695 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 Aaa   6,482,768
260,675 Total New Jersey 261,696,120
New Mexico - 0.5%
13,540 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010A, 0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call Baa2   11,651,982
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010B, 3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   9,868,300
1,710 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa   1,473,644
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa   1,513,455
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa   737,204
6,640 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa2   6,827,713
San Juan County, New Mexico, Gross Receipts Tax
Revenue Bonds, Refunding Series 2015A:
1,565 5.000%, 6/15/23 No Opt. Call A+ 1,583,311
1,625 5.000%, 6/15/24 No Opt. Call A+ 1,668,891
1,690 5.000%, 6/15/25 No Opt. Call A+ 1,760,439
1,760 5.000%, 6/15/26 6/25 at 100.00 A+ 1,828,288
601 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   547,817
42,106 Total New Mexico 39,461,044
New York - 7.4%
32,590 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 5.000%, 3/15/27
No Opt. Call AA+   34,728,230
1,725 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB-   1,738,817
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 A3   4,392,900
500 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A-   517,170

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 530 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A   $ 536,561
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
1,000 5.000%, 12/01/22, 144A No Opt. Call BBB- 1,001,230
2,000 5.000%, 12/01/23, 144A No Opt. Call BBB- 2,015,560
Dormitory Authority of the State of New York, Revenue
Bonds, Rochester Institute of Technology, Series
2020A.  Forward Delivery:
1,010 5.000%, 7/01/24 No Opt. Call A1 1,037,947
1,000 5.000%, 7/01/25 No Opt. Call A1 1,043,110
18,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 5.000%, 3/15/25, (ETM)
No Opt. Call AA+  (4) 18,776,520
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019D:
7,500 5.000%, 2/15/27 No Opt. Call AA+ 7,983,738
8,335 5.000%, 2/15/27, (ETM) No Opt. Call N/R (4) 8,911,199
405 5.000%, 2/15/27 No Opt. Call Aa1 431,122
3,715 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26
No Opt. Call AA+   3,910,260
10,000 Grand Island, New York, General Obligation Bonds, Refunding Public
Improvement Series 2022, 4.000%, 10/06/23 (WI/DD, Settling
10/06/22)
No Opt. Call N/R   10,064,800
4,285 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50,
(Mandatory Put 9/01/25)
3/25 at 100.00 A   3,820,677
11,850 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   10,522,326
1,350 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, 0.000%, 6/01/23 - AGM Insured
No Opt. Call AA   1,321,529
1,065 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2020A, 5.000%, 9/01/25
No Opt. Call A   1,117,430
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA   5,296,200
1,210 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017B,
5.000%, 11/15/23
No Opt. Call A3   1,228,005
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2017C-1:
1,195 5.000%, 11/15/24 No Opt. Call A3 1,225,700
5,000 5.000%, 11/15/26 No Opt. Call A3 5,189,250
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3 1,552,650
2,250 5.000%, 11/15/32 11/30 at 100.00 A3 2,262,780
8,720 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3   8,737,750

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
188
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,850 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 A3   $ 11,144,361
6,450 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1,
2.367%, 11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)
1/24 at 100.00 A3   6,248,760
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A- 2,028,251
1,075 5.000%, 7/01/24 No Opt. Call A- 1,096,145
685 5.000%, 7/01/25 7/24 at 100.00 A- 698,344
1,065 5.000%, 7/01/26 7/24 at 100.00 A- 1,084,713
1,500 5.000%, 7/01/27 7/24 at 100.00 A- 1,526,625
10,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Green
Bond 2021K-2, 0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 Aa2   9,007,200
5,760 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+   4,199,558
2,490 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
11/22 at 100.00 AA+   2,319,559
13,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2018L-2, 2.750%, 5/01/50, (Mandatory Put 12/29/23)
12/22 at 100.00 AA+   12,846,730
New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A:
3,670 3.450%, 11/01/34 2/27 at 100.00 AA+ 3,241,968
10,140 1.125%, 5/01/60, (Mandatory Put 11/01/24) 10/22 at 100.00 AA+ 9,563,439
3,430 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B, 2.550%, 11/01/34
5/27 at 100.00 AA+   2,748,459
1,080 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%,
10/01/29 - AGM Insured
No Opt. Call AA   955,595
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,000 5.000%, 1/01/24 - AGM Insured No Opt. Call AA 1,017,380
1,000 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 1,026,130
1,000 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 1,036,590
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2021
Subseries A:
5,945 5.000%, 11/01/24 No Opt. Call AAA 6,153,491
8,140 5.000%, 11/01/26 No Opt. Call AAA 8,656,239
8,845 5.000%, 11/01/28 No Opt. Call AAA 9,607,439
6,855 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%,
11/01/25
No Opt. Call AAA   7,210,363

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023B-1:
$ 7,500 5.000%, 11/01/24 No Opt. Call AAA $ 7,763,025
2,100 5.000%, 11/01/25 No Opt. Call AAA 2,208,864
14,120 New York City, New York, General Obligation Bonds, Fiscal 2008 Series
J-4, 5.000%, 8/01/24
No Opt. Call Aa2   14,571,275
New York City, New York, General Obligation Bonds,
Fiscal 2021 Series A-1:
5,135 5.000%, 8/01/24 No Opt. Call AA 5,299,115
750 5.000%, 8/01/25 No Opt. Call AA 785,107
10,260 5.000%, 8/01/26 No Opt. Call AA 10,885,963
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call A   4,916,350
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call A   44,392,950
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
2,315 2.650%, 5/01/23 No Opt. Call Aa2 2,305,763
3,000 2.700%, 11/01/23 8/22 at 100.00 Aa2 2,977,140
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
10/22 at 100.00 Aa2   6,384,481
15,690 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
10/22 at 100.00 Aa2   14,196,312
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Green Series 2021J-2:
5,710 1.000%, 11/01/61, (Mandatory Put 11/01/26) 9/23 at 100.00 Aa2 5,053,407
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 Aa2 4,351,500
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put
5/01/27)
3/24 at 100.00 Aa2   9,350,346
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2   7,299,793
4,505 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2   3,331,538
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1   7,774,570
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1   1,775,774
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1   2,577,423
New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, Series 231:
3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1 2,658,348
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1 7,342,150
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 Aa1   3,402,373

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
190
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 Aa1   $ 13,091,792
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call Baa1 5,109,800
2,000 5.000%, 12/01/28, (AMT) No Opt. Call Baa1 2,044,820
2,000 5.000%, 12/01/29, (AMT) No Opt. Call Baa1 2,048,840
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3   2,831,598
Oyster Bay, Nassau County, New York, General
Obligation Bonds, Refunding Public Improvement Series
2022:
1,000 5.000%, 8/01/25 - AGM Insured No Opt. Call A1 1,047,080
1,000 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,061,750
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 1,075,550
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Six Series 2021:
3,200 5.000%, 10/15/23, (AMT) No Opt. Call Aa3 3,245,056
4,305 5.000%, 10/15/24, (AMT) No Opt. Call Aa3 4,419,642
10,475 Saratoga County, New York, General Obligation Bonds, Anticipation
Notes Series 2022, 4.000%, 9/22/23
No Opt. Call N/R   10,505,655
Suffolk County Economic Development Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
520 5.000%, 7/01/25 7/24 at 100.00 A- 530,130
500 5.000%, 7/01/27 7/24 at 100.00 A- 508,875
Suffolk Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Senior
Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call A 1,191,575
2,370 5.000%, 6/01/25 No Opt. Call A 2,436,004
2,220 5.000%, 6/01/26 No Opt. Call A 2,291,817
2,230 5.000%, 6/01/27 No Opt. Call A 2,312,488
425 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%,
6/01/31
No Opt. Call A   421,218
7,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Variable Rate
Series 2002F, 4.000%, 11/01/25
No Opt. Call Aa3   7,637,955
6,560 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2008B-2, 4.000%, 11/15/25
No Opt. Call Aa3   6,704,254
2,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3
& 2005B-4, 2.377%, 1/01/32, (Mandatory Put 2/01/24) (SOFR*0.67%
reference rate + 0.380% spread) 2005 1 (5)
11/23 at 100.00 AA-   2,455,299
30,205 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   31,223,211
14,925 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26
No Opt. Call AA+   15,769,307
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A:
3,335 5.000%, 6/01/23 No Opt. Call A 3,372,952
1,925 5.000%, 6/01/26 No Opt. Call A 1,999,767

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,325 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R   $ 4,889,308
2,510 Yonkers, New York, General Obligation Bonds, Series 2012C, 3.000%,
8/15/23
No Opt. Call A   2,499,935
560,820 Total New York 547,110,045
North Carolina - 1.6%
7,540 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/24
No Opt. Call AA   7,759,263
6,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2022A, 5.000%, 7/01/24
No Opt. Call AAA   6,191,760
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call Aa3   4,574,650
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   1,503,952
3,935 Durham, North Carolina, Utility System Revenue Bonds, Refunding
Series 2021, 4.000%, 8/01/23
No Opt. Call AAA   3,963,922
10,800 Mecklenburg County, North Carolina, General Obligation Bonds, School
Series 2021, 5.000%, 3/01/27
No Opt. Call AAA   11,617,560
830 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+   671,968
2,940 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+   2,392,984
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+   3,745,550
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
3,125 5.000%, 1/01/26 No Opt. Call A 3,269,438
4,470 5.000%, 1/01/27 1/26 at 100.00 A 4,679,911
36,670 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/24
No Opt. Call AA+   37,719,129
18,950 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB   19,317,819
10,850 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 2/01/25
No Opt. Call AAA   11,303,096
117,725 Total North Carolina 118,711,002
North Dakota - 0.6%
2,445 Bismarck, Burleigh County, North Dakota, General Obligation Bonds,
Refunding & Improvement Series 2020P, 4.000%, 5/01/24
No Opt. Call Aa1   2,476,907
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3   7,890,357
6,905 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 N/R   6,802,461

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
192
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021A:
$ 1,085 5.000%, 5/01/23 No Opt. Call Aa2 $ 1,096,360
1,140 5.000%, 5/01/24 No Opt. Call Aa2 1,171,019
1,200 5.000%, 5/01/25 No Opt. Call Aa2 1,250,652
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
820 5.000%, 12/01/22 No Opt. Call Baa2 821,558
920 5.000%, 12/01/23 No Opt. Call Baa2 931,518
1,655 5.000%, 12/01/25 No Opt. Call Baa2 1,703,723
2,380 5.000%, 12/01/26 No Opt. Call Baa2 2,466,204
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
1,425 5.000%, 12/01/27 No Opt. Call Baa2 1,481,544
2,000 5.000%, 12/01/28 No Opt. Call Baa2 2,086,240
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
200 3.000%, 5/01/23 No Opt. Call Baa2 198,278
200 3.000%, 5/01/25 No Opt. Call Baa2 192,114
225 4.000%, 5/01/27 No Opt. Call Baa2 224,537
500 3.000%, 5/01/28 5/27 at 100.00 Baa2 460,350
400 3.000%, 5/01/29 5/27 at 100.00 Baa2 363,576
430 3.000%, 5/01/30 5/27 at 100.00 Baa2 385,220
305 3.000%, 5/01/32 5/27 at 100.00 Baa2 263,349
1,600 Horace, Cass County, North Dakota, General Obligation Bonds,
Temporary Refunding Improvement Series 2021B, 0.600%, 10/01/23
10/22 at 100.00 N/R   1,533,168
North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C:
3,295 2.800%, 7/01/32 7/28 at 100.00 Aa1 2,907,145
1,390 3.000%, 7/01/34 7/28 at 100.00 Aa1 1,211,566
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1   2,111,250
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1   2,500,485
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1   2,712,024
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 N/R   1,947,000
700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 5.000%, 6/01/24 - AGM Insured
No Opt. Call AA   718,501
51,520 Total North Dakota 47,907,106

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 5,420 5.000%, 6/01/27 No Opt. Call A $ 5,627,315
11,535 5.000%, 6/01/28 No Opt. Call A 12,018,086
15,910 5.000%, 6/01/29 No Opt. Call A 16,711,705
7,680 5.000%, 6/01/30 No Opt. Call A 8,077,824
6,205 5.000%, 6/01/31 6/30 at 100.00 A- 6,481,247
6,740 5.000%, 6/01/32 6/30 at 100.00 A- 7,005,421
3,240 5.000%, 6/01/33 6/30 at 100.00 A- 3,350,905
6,265 5.000%, 6/01/34 6/30 at 100.00 A- 6,449,630
13,740 5.000%, 6/01/35 6/30 at 100.00 A- 14,101,362
2,745 5.000%, 6/01/36 6/30 at 100.00 A- 2,810,660
3,000 4.000%, 6/01/37 6/30 at 100.00 A- 2,751,720
1,500 4.000%, 6/01/38 6/30 at 100.00 A- 1,362,570
1,015 4.000%, 6/01/39 6/30 at 100.00 A- 918,199
Chillicothe, Ohio, Hospital Facilities Revenue Bonds,
Adena Health System Obligated Group Project,
Refunding & Improvement Series 2017:
1,000 5.000%, 12/01/22 No Opt. Call A- 1,002,540
1,225 5.000%, 12/01/24 No Opt. Call A- 1,256,936
1,000 5.000%, 12/01/25 No Opt. Call A- 1,036,960
1,015 Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28 No Opt. Call AA+   1,103,620
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   5,783,716
Cuyahoga Falls City School District, Summit County,
Ohio, General Obligation Bonds, School Improvement
Series 2021:
1,000 3.000%, 12/01/22 - BAM Insured No Opt. Call AA 999,740
875 3.000%, 12/01/23 - BAM Insured No Opt. Call AA 871,561
1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa1  (4) 1,021,190
1,065 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Refunding Series 2014S, 5.000%,
5/15/23
No Opt. Call AA   1,077,088
Indian Hill Exempted Village School District, Hamilton
County, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2021:
1,660 4.000%, 12/01/22 No Opt. Call Aaa 1,662,673
1,725 4.000%, 12/01/23 No Opt. Call Aaa 1,742,888
1,445 4.000%, 12/01/24 No Opt. Call Aaa 1,471,631
1,065 4.000%, 12/01/25 No Opt. Call Aaa 1,091,764
920 4.000%, 12/01/26 No Opt. Call Aaa 945,033
1,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23
No Opt. Call AA+   1,708,007
1,000 Mahoning County, Ohio, General Obligation Bonds, Various Purpose
Notes, Series 2022, 4.000%, 8/31/23
No Opt. Call N/R   1,002,170
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   6,400
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   5,481

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
194
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   $ 44,037
1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   1,269
35 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   44
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   3,156
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   10,161,005
13,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005B,
2.100%, 7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   13,297,000
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005D,
2.100%, 10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   953,190
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   13,717,305
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   8,709,400
2,285 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014A,
2.400%, 12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   1,992,817
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   10,399,322
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014C,
2.100%, 12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   953,190
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   6,272,178
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB+   19,697,985
10,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   10,427,856
735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   732,964
1,405 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa   1,343,040
2,595 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa   2,342,065
1,565 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa   1,339,437

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,745 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa   $ 2,802,196
2,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 Aaa   2,262,650
Ohio State, Capital Facilities Lease Appropriation Bonds,
Mental Health Facilities Improvement Fund Project, Series
2021A:
2,650 5.000%, 2/01/24 No Opt. Call AA 2,711,824
2,975 5.000%, 2/01/25 No Opt. Call AA 3,093,108
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A   26,415,740
Ohio State, Major New State Infrastructure Project
Revenue Bonds, Series 2021-1A:
2,500 5.000%, 12/15/22 No Opt. Call AA 2,509,425
1,215 5.000%, 12/15/23 No Opt. Call AA 1,240,710
1,885 5.000%, 12/15/24 No Opt. Call AA 1,955,951
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike
and Infrastructure Commission, Infrastructure Projects,
Refunding Junior Lien Series 2022A. Forward Delivery:
2,750 5.000%, 2/15/24 (WI/DD, Settling 10/17/22) No Opt. Call Aa3 2,811,958
3,265 5.000%, 2/15/25 (WI/DD, Settling 10/17/22) No Opt. Call A+ 3,380,189
3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   4,144
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   6,725
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   1,469
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   8,919
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   150
2,245 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   2,806
Ohio Water Development Authority, Water Pollution
Control Loan Fund Revenue Bonds, Series 2020B:
1,675 5.000%, 6/01/25 No Opt. Call AAA 1,752,586
7,410 5.000%, 12/01/26 No Opt. Call AAA 7,927,144
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding
Series 2021A:
5,135 4.000%, 12/01/25 No Opt. Call AAA 5,253,156
4,940 4.000%, 12/01/26 No Opt. Call AAA 5,084,100
355,010 Total Ohio 283,068,252

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
196
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 4.5%
Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga
Public Schools Project, Series 2022:
$ 1,000 5.000%, 12/01/31 No Opt. Call A $ 1,054,180
1,015 5.000%, 12/01/32 No Opt. Call A 1,065,618
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Refunding Series 2020:
760 4.000%, 12/01/22 No Opt. Call A 761,018
665 4.000%, 12/01/24 No Opt. Call A 672,934
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Series 2020:
655 4.000%, 9/01/23 No Opt. Call A 658,904
1,220 4.000%, 9/01/25 No Opt. Call A 1,239,825
1,600 2.000%, 9/01/27 No Opt. Call A 1,429,568
3,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Refunding Series 2021, 3.000%, 9/01/23
No Opt. Call AA-   2,993,250
4,015 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call AA-   4,064,465
2,385 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call A   2,452,472
6,610 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+   6,681,256
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
7,015 4.000%, 6/01/26 No Opt. Call Aa3 7,130,467
9,230 4.000%, 6/01/27 No Opt. Call Aa3 9,402,139
1,330 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Noble Public Schools
Project, Series 2017, 5.000%, 9/01/29
9/27 at 100.00 A   1,417,660
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Norman Public Schools Project, Series 2019.:
6,645 5.000%, 6/01/24 No Opt. Call A+ 6,815,245
6,800 5.000%, 6/01/25 No Opt. Call A+ 7,070,844
4,830 Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2020, 1.500%,
3/01/24
No Opt. Call Aa2   4,638,780
Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined
Purpose Series 2022:
8,005 2.000%, 3/01/25 No Opt. Call Aa2 7,635,329
8,005 2.000%, 3/01/26 No Opt. Call Aa2 7,474,349
8,010 2.000%, 3/01/27 No Opt. Call Aa2 7,315,693
Cleveland County Independent School District 29
Norman, Oklahoma, General Obligation Bonds,
Combined Purpose Series 2022:
7,525 2.000%, 3/01/25 No Opt. Call Aa3 7,177,495
7,525 2.000%, 3/01/26 No Opt. Call Aa3 7,026,168

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
$ 1,000 5.000%, 10/01/27 No Opt. Call A- $ 1,047,380
1,000 3.250%, 10/01/28 No Opt. Call A- 943,990
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A, 5.000%, 12/01/24
No Opt. Call A   1,024,820
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project, Series
2022, 5.000%, 9/01/28
No Opt. Call A-   4,685,428
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A   2,283,424
Garvin County Educational Facilities Authority,
Oklahoma, Lease Revenue Bonds, Wynnewood Public
Schools Project, Series 2018:
385 5.000%, 9/01/24 No Opt. Call A- 392,465
310 5.000%, 9/01/25 No Opt. Call A- 318,829
200 5.000%, 9/01/26 No Opt. Call A- 207,384
450 5.000%, 9/01/27 No Opt. Call A- 470,191
510 5.000%, 9/01/29 9/28 at 100.00 A- 552,901
350 5.000%, 9/01/30 9/28 at 100.00 A- 378,893
1,100 5.000%, 9/01/31 9/28 at 100.00 A- 1,186,570
300 5.000%, 9/01/32 9/28 at 100.00 A- 322,824
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018:
1,305 5.000%, 9/01/31 9/28 at 100.00 A- 1,407,704
1,000 5.000%, 9/01/32 9/28 at 100.00 A- 1,076,080
1,300 5.000%, 9/01/33 9/28 at 100.00 A- 1,393,574
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
630 4.000%, 9/01/25 No Opt. Call A+ 638,146
790 4.000%, 9/01/27 No Opt. Call A+ 802,324
765 4.000%, 9/01/29 No Opt. Call A+ 776,613
Kay County Public Buildings Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Ponca City
Public Schools Project, Series 2022:
6,005 5.000%, 9/01/25 No Opt. Call A- 6,197,700
5,045 5.000%, 9/01/27 No Opt. Call A- 5,285,092
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Blanchard Public Schools Project, Series 2019:
460 4.000%, 9/01/23 No Opt. Call A 462,617
485 4.000%, 9/01/24 No Opt. Call A 489,351
920 4.000%, 9/01/25 No Opt. Call A 930,626
1,430 4.000%, 9/01/26 No Opt. Call A 1,448,504
600 4.000%, 9/01/27 No Opt. Call A 608,550
700 4.000%, 9/01/28 No Opt. Call A 710,143
615 4.000%, 9/01/29 No Opt. Call A 623,592
Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche
Public Schools Project, Series 2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A- 1,160,588
1,125 5.000%, 9/01/28 9/26 at 100.00 A- 1,185,278

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
198
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Oklahoma City, Oklahoma, General Obligation Bonds,
Series 2021:
$ 6,140 2.000%, 3/01/23 No Opt. Call AAA $ 6,099,353
4,640 2.000%, 3/01/24 No Opt. Call AAA 4,526,923
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Jones Public
Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+ 595,705
1,000 4.000%, 9/01/27 No Opt. Call BBB+ 1,013,360
1,000 4.000%, 9/01/28 No Opt. Call BBB+ 1,009,200
1,000 4.000%, 9/01/29 No Opt. Call BBB+ 1,009,110
1,000 4.000%, 9/01/30 No Opt. Call BBB+ 1,006,310
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+ 1,014,060
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+ 999,570
505 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Midwest City-Del City Public Schools Project,
Series 2018, 5.000%, 10/01/22
No Opt. Call A+   505,000
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Western
Heights Public Schools Project, Series 2018A:
1,275 5.000%, 9/01/23 No Opt. Call A+ 1,293,564
3,305 5.000%, 9/01/24 No Opt. Call A+ 3,401,605
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call AA+   12,399,660
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
2,295 5.000%, 8/15/24 No Opt. Call Baa3 2,236,569
1,895 5.000%, 8/15/25 No Opt. Call Baa3 1,858,237
1,000 5.000%, 8/15/26 No Opt. Call Baa3 973,300
3,675 5.000%, 8/15/27 No Opt. Call Baa3 3,552,696
1,000 5.000%, 8/15/28 No Opt. Call Baa3 960,440
31,385 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
10/22 at 100.00 Baa2   30,562,713
360 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%,
9/01/35
3/29 at 100.00 Aaa   351,475
Pittsburg County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
McAlester Public Schools Project, Series 2021:
185 4.000%, 12/01/28 No Opt. Call A- 187,435
250 4.000%, 12/01/29 No Opt. Call A- 252,905
325 4.000%, 12/01/30 No Opt. Call A- 327,359
255 4.000%, 12/01/31 No Opt. Call A- 256,181
255 4.000%, 12/01/32 12/31 at 100.00 A- 255,143
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
200 4.000%, 9/01/26 No Opt. Call Baa1 202,078
600 4.000%, 9/01/28 No Opt. Call Baa1 606,786
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Verdigris Public Schools Project, Series 2018, 4.000%,
9/01/24
No Opt. Call A+   5,281,853

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Rogers County Industrial Development Authority,
Oklahoma, Capital Improvement Revenue Bonds,
Refunding Series 2017:
$ 825 3.000%, 4/01/23 No Opt. Call N/R $ 821,848
850 3.000%, 4/01/24 No Opt. Call N/R 836,664
725 4.000%, 4/01/25 No Opt. Call N/R 732,446
770 4.000%, 4/01/26 4/25 at 100.00 N/R 778,277
715 4.000%, 4/01/27 4/25 at 100.00 N/R 719,633
Sand Springs Municipal Authority, Oklahoma, Utility
System Revenue Bonds, Refunding Series 2020:
400 3.000%, 11/01/31 11/28 at 100.00 Aa3 361,224
500 3.000%, 11/01/32 11/28 at 100.00 Aa3 438,695
530 3.000%, 11/01/33 11/28 at 100.00 Aa3 454,581
Stephens County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Marlow Public Schools Project, Series 2022:
1,990 5.000%, 9/01/34 9/32 at 100.00 A 2,060,466
1,075 5.000%, 9/01/35 9/32 at 100.00 A 1,107,830
Texas County Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Guymon
Public Schools Project, Series 2018:
885 4.000%, 12/01/23 No Opt. Call A 888,354
1,100 5.000%, 12/01/25 No Opt. Call A 1,138,665
6,870 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016,
5.000%, 9/01/23
No Opt. Call AA-   6,979,302
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2019A:
8,335 5.000%, 9/01/27 No Opt. Call AA- 8,947,039
10,730 5.000%, 9/01/28 No Opt. Call AA- 11,638,938
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A:
765 5.000%, 9/01/23 No Opt. Call A+ 776,414
600 5.000%, 9/01/24 No Opt. Call A+ 618,096
1,330 5.000%, 9/01/25 No Opt. Call A+ 1,389,451
1,120 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Owasso Public Schools Project, Series 2018, 5.000%,
9/01/23
No Opt. Call A+   1,136,710
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Sand Springs Public
Schools Project, Series 2019:
725 5.000%, 9/01/25 No Opt. Call A 753,739
500 4.000%, 9/01/26 No Opt. Call A 508,840
630 5.000%, 9/01/26 No Opt. Call A 659,768
1,010 5.000%, 9/01/27 No Opt. Call A 1,071,953
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement
Revenue Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA-   1,488,255
30,465 Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A,
0.750%, 2/01/23
No Opt. Call Aa1   30,130,494
Tulsa, Oklahoma, General Obligation Bonds, Series 2021:
6,300 0.050%, 11/01/23 No Opt. Call Aa1 6,008,751
12,800 0.375%, 11/01/24 No Opt. Call AA 11,722,752
12,800 0.500%, 11/01/25 No Opt. Call Aa1 11,269,888

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
200
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 4,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26 (WI/DD, Settling 10/03/22)
No Opt. Call N/R   $ 3,931,280
Wagoner County School Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Wagoner Public Schools Project, Series 2019:
1,450 4.000%, 9/01/27 No Opt. Call A- 1,463,528
300 4.000%, 9/01/28 No Opt. Call A- 303,711
Washington County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Caney Valley Public Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A- 323,528
710 3.000%, 9/01/25 No Opt. Call A- 695,409
530 3.000%, 9/01/27 No Opt. Call A- 508,159
445 3.000%, 9/01/29 No Opt. Call A- 418,950
1,250 3.000%, 9/01/31 No Opt. Call A- 1,140,300
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
1,200 5.000%, 3/01/23 No Opt. Call A- 1,208,340
1,300 5.000%, 3/01/25 No Opt. Call A- 1,339,351
1,750 5.000%, 3/01/27 No Opt. Call A- 1,838,288
339,795 Total Oklahoma 336,537,747
Oregon - 1.0%
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
1,785 5.000%, 6/15/23 No Opt. Call AA+ 1,808,972
2,315 5.000%, 6/15/24 No Opt. Call AA+ 2,387,205
1,305 5.000%, 6/15/25 No Opt. Call AA+ 1,366,257
1,085 5.000%, 6/15/26 No Opt. Call AA+ 1,153,084
1,000 5.000%, 6/15/27 No Opt. Call AA+ 1,077,840
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
11,055 5.000%, 6/15/25 No Opt. Call AA+ 11,562,314
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+ 5,314,333
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+ 2,554,503
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+ 2,194,939
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
1,440 4.000%, 6/15/23 No Opt. Call Aa1 1,449,000
1,010 5.000%, 6/15/25 No Opt. Call Aa1 1,056,349
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
590 4.000%, 6/01/23 No Opt. Call Aa2 593,552
605 4.000%, 6/01/24 No Opt. Call Aa2 613,464
985 4.000%, 6/01/25 No Opt. Call Aa2 1,006,069
775 4.000%, 6/01/26 No Opt. Call Aa2 795,530
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A+   1,719,794
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-2, 0.950%, 6/01/27
12/22 at 100.00 BB+   4,989,798

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 Aa3   $ 11,533,910
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2   5,319,767
14,400 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+   14,254,416
74,185 Total Oregon 72,751,096
Pennsylvania - 3.7%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue
Bonds, Pittsburgh International Airport, Series 2021A, 5.000%,
1/01/26, (AMT)
No Opt. Call A   3,239,082
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,405 5.000%, 4/01/23 No Opt. Call A 1,416,001
2,415 5.000%, 4/01/24 No Opt. Call A 2,467,913
2,730 5.000%, 4/01/25 No Opt. Call A 2,823,257
2,035 5.000%, 4/01/26 No Opt. Call A 2,122,098
4,435 5.000%, 4/01/27 No Opt. Call A 4,634,575
250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/23, 144A
No Opt. Call Ba3   251,055
4,865 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   6,081
5,055 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   6,319
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
2,405 5.000%, 11/01/25 No Opt. Call BB- 2,250,310
5,110 5.000%, 11/01/26 No Opt. Call BB- 4,686,585
3,965 5.000%, 11/01/27 No Opt. Call BB- 3,517,352
1,925 5.000%, 11/01/28 11/27 at 100.00 BB- 1,673,229
1,475 5.000%, 11/01/29 11/27 at 100.00 BB- 1,251,361
2,240 4.000%, 11/01/31 11/27 at 100.00 BB- 1,676,842
2,970 4.000%, 11/01/32 11/27 at 100.00 BB- 2,157,408
600 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A, 5.000%, 2/01/25
No Opt. Call BB-   570,162
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB-   6,653,164
2,695 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area
School District Refunding Project, Series 2021A, 2.347%, 1/01/30,
(Mandatory Put 11/01/25) (SOFR*0.67% reference rate + 0.350%
spread) (5)
11/24 at 100.00 A1   2,586,041
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+   1,042,060

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
202
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,775 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   $ 3,260,128
Commonwealth Financing Authority, Pennsylvania,
Revenue Bonds, Refunding Forward Delivery Series
2020A:
1,500 5.000%, 6/01/24 No Opt. Call A1 1,538,910
2,820 5.000%, 6/01/25 No Opt. Call A1 2,928,683
3,000 5.000%, 6/01/26 No Opt. Call A1 3,154,680
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
2,530 5.000%, 6/01/23 No Opt. Call A1 2,551,176
3,295 5.000%, 6/01/24 No Opt. Call A1 3,360,702
5,925 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   6,219,532
10,345 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%,
4/01/43, (Mandatory Put 4/01/30)
10/29 at 100.00 AA-   10,921,320
5,565 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   5,194,371
10,000 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016B, 2.625%, 2/15/27
No Opt. Call A+   9,346,600
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019:
2,725 4.000%, 11/15/29 11/27 at 100.00 Aaa 2,835,826
4,530 4.000%, 11/15/30 11/27 at 100.00 Aaa 4,711,154
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2021:
3,295 5.000%, 11/15/25 No Opt. Call Aaa 3,476,752
3,525 5.000%, 11/15/26 No Opt. Call Aaa 3,775,663
Lower Moreland Township School District, Montgomery
County, Pennsylvania, General Obligation Bonds, Series
2021B:
755 5.000%, 11/01/23 No Opt. Call AA 768,612
1,010 5.000%, 11/01/24 No Opt. Call AA 1,045,623
8,065 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   6,977,112
1,125 Manheim Township School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2020, 4.000%, 2/01/26
No Opt. Call Aa2   1,144,935
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
10/22 at 100.00 N/R   90,750
204 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   36,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   $ 7,431
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   4,456
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 A-   13,232,250
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   3,226,913
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   3,648,676
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+   1,225,258
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+   4,498,450
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2017-125A:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+ 3,265,655
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+ 3,209,093
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+ 8,230,128
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+   973,200
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+   2,174,816
7,010 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+   5,593,910
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+   3,706,079
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 AA+   7,442,300
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022, 5.000%,
10/01/27
No Opt. Call AA-   10,783,700
4,580 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Series 2019. Forward Delivery, 5.000%, 12/01/23
No Opt. Call A1   4,671,279
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
23,700 5.000%, 6/01/23 No Opt. Call A3 23,955,486
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA 8,342,059
12,605 5.000%, 6/01/24 No Opt. Call A3 12,927,940
5,690 5.000%, 6/01/25 No Opt. Call A3 5,907,870
4,410 5.000%, 6/01/29 6/26 at 100.00 A3 4,597,734
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University
Project, Refunding Series 2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A- 542,576
1,000 5.000%, 11/01/25 No Opt. Call A- 1,032,580
850 5.000%, 11/01/26 No Opt. Call A- 882,215
1,000 5.000%, 11/01/27 No Opt. Call A- 1,043,350
1,000 5.000%, 11/01/28 No Opt. Call A- 1,050,330
1,000 5.000%, 11/01/29 No Opt. Call A- 1,056,620

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
204
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Green Series 2021B:
$ 1,425 5.000%, 9/01/23 No Opt. Call A1 $ 1,445,235
1,300 5.000%, 9/01/24 No Opt. Call A1 1,337,271
Pittsburgh Public Parking Authority, Pennsylvania, Parking
System Revenue Bonds, Refunding Series 2015A:
810 5.000%, 12/01/22 No Opt. Call A+ 811,888
440 5.000%, 12/01/22, (ETM) No Opt. Call N/R (4) 441,311
1,440 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+   1,356,134
2,680 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5309 Fixed
Guideway Modernization Formula Funds, Series 2011, 5.000%,
6/01/23
No Opt. Call AA-   2,709,078
1,520 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5337 State of
Good Repair Formula Program Funds, Refunding Series 2017, 5.000%,
6/01/24
No Opt. Call AA-   1,558,942
265 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   269,895
Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project,
Series 2017-PP5:
2,410 5.000%, 11/01/22 No Opt. Call BBB+ 2,412,169
2,530 5.000%, 11/01/23 No Opt. Call BBB+ 2,558,235
2,665 5.000%, 11/01/24 No Opt. Call BBB+ 2,713,876
2,550 5.000%, 11/01/25 No Opt. Call BBB+ 2,612,985
Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project,
Series 2020A:
1,150 4.000%, 7/01/25 No Opt. Call Baa1 1,144,353
1,200 5.000%, 7/01/27 No Opt. Call Baa1 1,237,608
309,423 Total Pennsylvania 278,211,508
Puerto Rico - 2.9%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
3,430 5.000%, 7/01/24, 144A No Opt. Call N/R 3,445,160
4,600 5.000%, 7/01/25, 144A No Opt. Call N/R 4,621,252
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
2,500 5.000%, 7/01/25, 144A No Opt. Call N/R 2,511,550
5,095 5.000%, 7/01/30, 144A No Opt. Call N/R 5,003,698
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call N/R   326,501
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
8,620 5.000%, 7/01/24, 144A No Opt. Call N/R 8,658,100
4,230 5.000%, 7/01/25, 144A No Opt. Call N/R 4,249,543
935 5.000%, 7/01/29, 144A No Opt. Call N/R 926,613
3,155 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   3,215,671

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 6,132 0.000%, 7/01/24 No Opt. Call N/R $ 5,673,081
42,957 0.000%, 7/01/27 No Opt. Call N/R 34,295,151
6,100 0.000%, 7/01/29 7/28 at 98.64 N/R 4,393,586
38,896 0.000%, 7/01/31 7/28 at 91.88 N/R 24,781,420
38,993 0.000%, 7/01/33 7/28 at 86.06 N/R 21,962,807
12,861 4.500%, 7/01/34 7/25 at 100.00 N/R 12,054,744
105 0.000%, 7/01/46 7/28 at 41.38 N/R 23,802
100 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   86,627
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
14,165 5.250%, 7/01/23 No Opt. Call N/R 14,231,526
562 0.000%, 7/01/24 No Opt. Call N/R 516,810
58,365 5.375%, 7/01/25 No Opt. Call N/R 58,974,109
2,046 5.625%, 7/01/27 No Opt. Call N/R 2,091,073
5,405 5.625%, 7/01/29 No Opt. Call N/R 5,537,422
29 5.750%, 7/01/31 No Opt. Call N/R 29,626
878 0.000%, 7/01/33 7/31 at 89.94 N/R 485,464
260,484 Total Puerto Rico 218,095,336
Rhode Island - 0.5%
1,610 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call AA   1,679,713
3,370 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%,
10/01/34
10/28 at 100.00 AA+   2,878,486
13,005 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.050%, 10/01/36
4/30 at 100.00 AA+   9,636,185
9,795 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.350%, 10/01/36
4/31 at 100.00 AA+   7,430,879
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+   1,975,599
5,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+   3,743,200
1,205 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.300%, 10/01/35
10/29 at 100.00 AA+   940,816
2,490 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA   2,527,001
3,670 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Series 2021A, 5.000%, 5/01/24
No Opt. Call AA   3,770,998
42,740 Total Rhode Island 34,582,877
South Carolina - 1.4%
Anderson, South Carolina, Water and Sewer Revenue
Bonds, Refunding Series 2022:
1,245 5.000%, 7/01/25 No Opt. Call A+ 1,302,009
1,325 5.000%, 7/01/26 No Opt. Call A+ 1,405,679

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
206
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
Charleston County, South Carolina, General Obligation
Bonds, Transportation Sales Tax Series 2021A:
$ 7,285 5.000%, 11/01/24 No Opt. Call N/R $ 7,559,790
7,660 5.000%, 11/01/25 No Opt. Call N/R 8,077,777
18,965 Florence County, South Carolina, General Obligation Bonds, Series
2021, 5.000%, 6/01/27
No Opt. Call Aa2   20,387,944
4,960 Greenville County School District, South Carolina, Installment Purchase
Revenue Bonds, Building Equity Sooner Series 2012, 5.000%,
12/01/22
No Opt. Call AA   4,975,822
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1   476,080
1,000 North Charleston, South Carolina, Limited Obligation Tax Increment
Pledge Bonds, Series 2022, 5.000%, 10/01/22
No Opt. Call N/R   1,000,000
5,290 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2   5,301,955
1,165 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa   992,860
2,855 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa   2,228,584
6,230 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa   4,436,134
South Carolina Housing Finance and Development
Authority, Mortgage Revenue Bonds, Series 2022C:
15,000 2.600%, 9/01/23 4/23 at 100.00 Aaa 14,892,600
15,000 2.750%, 3/01/24 8/23 at 100.00 Aaa 14,834,850
1,035 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis
Marion University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call Baa3   1,047,399
4,595 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%,
12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   4,768,783
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Palmetto Health, Refunding
Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 1,474,592
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,898,336
3,610 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 3,671,226
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,029,880
1,255 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/22
No Opt. Call A   1,258,790
105,230 Total South Carolina 105,021,090
South Dakota - 0.3%
Harrisburg Independent School District 41-2, South
Dakota, General Obligation Bonds, Series 2021:
1,355 5.000%, 2/01/23 No Opt. Call AA+ 1,363,618
570 5.000%, 8/01/23 No Opt. Call AA+ 578,704
1,485 5.000%, 2/01/24 No Opt. Call AA+ 1,520,610
425 5.000%, 8/01/24 No Opt. Call AA+ 438,430
800 5.000%, 2/01/25 No Opt. Call AA+ 830,856
475 5.000%, 8/01/25 No Opt. Call AA+ 496,974
1,410 5.000%, 8/01/26 No Opt. Call AA+ 1,496,024
650 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA-   667,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 1,130 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/22
No Opt. Call AA-   $ 1,131,684
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA   2,287,717
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA   3,511,350
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 AAA   5,489,298
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 Aaa   1,069,540
24,835 Total South Dakota 20,882,725
Tennessee - 0.9%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-1:
1,360 5.000%, 8/01/25 No Opt. Call BBB+ 1,392,232
1,750 5.000%, 8/01/26 No Opt. Call BBB+ 1,801,502
4,430 Chattanooga, Tennessee, General Obligation Bonds, Refunding Series
2021B, 5.000%, 10/01/25
No Opt. Call AAA   4,666,916
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East
Tennessee Children's Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A 2,410,211
2,810 5.000%, 11/15/33 2/29 at 100.00 A 2,890,450
6,150 Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding
Series 2021A, 4.000%, 4/01/25
No Opt. Call AA+   6,272,078
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
8/23 at 102.00 A-   1,121,232
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+   819,000
2,960 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+   2,893,341
3,165 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+   2,962,820
650 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+   505,498
2,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+   1,464,220
2,300 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+   1,672,882
3,720 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 AA+   2,802,425
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 AA+   828,279
8,370 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   8,289,062
2,260 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project, Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   2,257,650

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
208
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 21,915 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2   $ 21,902,070
69,115 Total Tennessee 66,951,868
Texas - 4.1%
Alamo Community College District, Bexar County,
Texas, General Obligation Bonds, Maintenance Tax
Notes  Series 2022:
4,165 5.000%, 2/15/24 No Opt. Call AAA 4,266,584
5,000 5.000%, 2/15/25 No Opt. Call Aaa 5,199,350
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
1,660 5.000%, 1/01/26 No Opt. Call BB+ 1,669,827
1,290 5.000%, 1/01/27 No Opt. Call BB+ 1,298,488
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+ 1,928,736
1,865 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/25
No Opt. Call AA   1,958,269
8,325 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2021, 5.000%, 11/15/25
No Opt. Call AA   8,758,982
5,115 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+   5,204,154
9,210 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+   9,482,708
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2016:
2,500 5.000%, 1/01/23 No Opt. Call A- 2,507,875
3,580 5.000%, 1/01/24 No Opt. Call A- 3,630,013
5,300 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/24
No Opt. Call AA+   5,501,824
4,010 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2020B. Forward Delivery, 5.000%, 12/01/23
No Opt. Call AA+   4,096,375
Dallas, Texas, Waterworks and Sewer System Revenue
Bonds, Refunding Series 2020C:
2,000 5.000%, 10/01/22 No Opt. Call AAA 2,000,000
2,000 5.000%, 10/01/23 No Opt. Call AAA 2,035,760
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+   1,021,605
Del Valle Independent School District, Travis County,
Texas, General Obligation Bonds, School Building Series
2021:
5,000 5.000%, 6/15/23 No Opt. Call AAA 5,065,450
2,910 5.000%, 6/15/24 No Opt. Call AAA 2,998,319
Eagle Mountain and Saginaw Independent School
District, Tarrant County, Texas, General Obligation Bonds,
School Building Series 2021:
1,485 5.000%, 8/15/23 No Opt. Call Aaa 1,509,309
1,485 5.000%, 8/15/24 No Opt. Call Aaa 1,535,609
1,400 5.000%, 8/15/25 No Opt. Call Aaa 1,471,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
El Paso, El Paso County, Texas, Water and Sewer Revenue
Bonds, Refunding Series 2019B:
$ 2,525 5.000%, 3/01/23 No Opt. Call AA+ $ 2,544,518
2,660 5.000%, 3/01/24 No Opt. Call AA+ 2,725,808
3,000 5.000%, 3/01/25 No Opt. Call AA+ 3,123,180
3,945 5.000%, 3/01/26 No Opt. Call AA+ 4,161,896
4,160 5.000%, 3/01/27 No Opt. Call AA+ 4,437,805
1,020 5.000%, 3/01/28 No Opt. Call AA+ 1,101,580
18,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+   18,085,140
3,305 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   3,396,714
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   3,426,527
3,110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/24
No Opt. Call A+   3,207,374
17,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/01/24)
No Opt. Call AA   17,971,450
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call AA   5,361,671
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA 4,167,000
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA 6,225,240
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA 3,097,800
6,690 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2020A. Forward Delivery, 5.000%, 11/15/32
11/30 at 100.00 AA   7,332,374
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,720 5.000%, 11/01/22, (AMT) No Opt. Call A1 1,721,875
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1 1,475,835
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1 1,536,225
95 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+   98,823
3,950 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   3,842,955
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
10/22 at 104.00 BB-   2,145,877
6,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Republic Services Inc. Project, Adjustable
Rate Series 2020A, 2.950%, 5/01/46, (AMT), (Mandatory Put 12/01/22)
No Opt. Call A-   5,991,360
North Texas Municipal Water District, Water System
Revenue Bonds, Refunding Series 2021A:
10,000 4.000%, 9/01/25 No Opt. Call Aa1 10,228,000
15,530 5.000%, 9/01/26 No Opt. Call AAA 16,496,277
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2022A, 5.000%, 1/01/25 (WI/DD, Settling 10/11/22)
No Opt. Call AA-   8,266,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
210
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
$ 3,030 5.000%, 1/01/23 No Opt. Call A+ $ 3,043,695
2,015 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,024,491
4,890 5.000%, 1/01/24 No Opt. Call A+ 4,989,952
2,435 5.000%, 1/01/24, (ETM) No Opt. Call N/R (4) 2,490,153
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A:
5,070 5.000%, 1/01/23 No Opt. Call A+ 5,092,916
3,500 5.000%, 1/01/24 1/23 at 100.00 A+ 3,513,860
3,200 5.000%, 1/01/27 1/26 at 100.00 A+ 3,346,272
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
1,660 5.000%, 10/01/24 No Opt. Call Aa3 1,717,984
1,665 5.000%, 10/01/25 No Opt. Call AA+ 1,748,699
1,375 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call AAA   1,420,334
San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2020:
5,570 5.000%, 8/01/28 No Opt. Call AAA 6,075,979
4,075 5.000%, 8/01/29 No Opt. Call AAA 4,493,951
San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2021:
7,325 5.000%, 8/01/23 No Opt. Call AAA 7,435,607
3,735 5.000%, 8/01/24 No Opt. Call AAA 3,855,043
620 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
10/22 at 100.00 N/R   586,966
2,555 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa   2,523,625
3,415 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa   2,436,329
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
3,025 4.000%, 12/31/30 No Opt. Call Baa2 2,860,591
4,005 4.000%, 6/30/31 12/30 at 100.00 Baa2 3,764,340
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
1,370 5.000%, 8/01/23 No Opt. Call AAA 1,391,139
1,825 5.000%, 8/01/25 No Opt. Call AAA 1,911,432
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2018A:
7,100 5.000%, 10/15/23 No Opt. Call AAA 7,235,326
13,065 5.000%, 10/15/24 No Opt. Call AAA 13,527,109
1,000 Trinity River Authority, Texas, Regional Wastewater System Revenue
Bonds, Series 2022, 5.000%, 8/01/27
No Opt. Call AAA   1,076,480
1,300 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/26
No Opt. Call AA   1,368,484
297,840 Total Texas 305,240,768

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.4%
$ 9,725 Central Utah Water Conservancy District, Utah, General Obligation
Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/25
No Opt. Call AA+   $ 10,149,302
Intermountain Power Agency, Utah, Power Supply
Revenue Bonds, Series 2022A:
2,470 5.000%, 7/01/26 No Opt. Call Aa3 2,617,730
2,750 5.000%, 7/01/27 No Opt. Call AA- 2,953,335
3,070 5.000%, 7/01/28 No Opt. Call AA- 3,338,656
5,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   5,231,750
4,075 Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/23 No Opt. Call AAA   4,132,947
27,090 Total Utah 28,423,720
Vermont - 0.0%
1,178 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.200%, 11/01/36
11/30 at 100.00 Aa1 884,313
Virginia - 2.3%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc.,
Series 2002, 1.450%, 4/01/27, (AMT)
No Opt. Call A-   2,831,357
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019,
5.000%, 11/01/23
No Opt. Call BBB   15,651,309
Fairfax County Economic Development Authority,
Virginia, Revenue Bonds, Wiehle Avenue Metrorail
Station Parking Project, Refunding Series 2020. Forward
Delivery:
2,160 5.000%, 8/01/24 No Opt. Call AA+ 2,224,390
2,240 5.000%, 8/01/25 No Opt. Call AA+ 2,340,531
2,045 5.000%, 8/01/26 No Opt. Call AA+ 2,165,982
2,850 5.000%, 8/01/27 No Opt. Call AA+ 3,057,423
1,600 5.000%, 8/01/29 No Opt. Call AA+ 1,757,312
8,830 Federal Home Loan Mortgage Corporation, Virginia, Multifamily Variable
Rate Certificates Relating to Municipal Securities Class A Series
2019M-057, 2.400%, 10/15/29
No Opt. Call AA+   8,083,953
5,000 Halifax County Industrial Development Authority, Virginia, Recovery
Zone Facility Revenue Bonds, Virginia Electric & Power Company
Project, Series 2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call A2   4,829,850
40,750 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2   43,054,820
Loudoun County Economic Development Authority,
Virginia, Lease Revenue Bonds, Public Facilities Project,
Refunding Series 2020A:
10,700 5.000%, 12/01/22 No Opt. Call AA+ 10,733,919
11,105 5.000%, 12/01/23 No Opt. Call AA+ 11,344,202
5,320 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A,
5.000%, 11/01/48, (Mandatory Put 11/01/28)
No Opt. Call AA   5,661,384
4,980 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Refunding Series 2020B, 5.000%, 8/01/23
No Opt. Call AA+   5,056,841
8,815 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Series 2020A, 5.000%, 4/15/24
No Opt. Call AA+   9,060,498

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
212
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 3,695 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG
Insured
No Opt. Call Aa1   $ 3,508,107
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2   22,963,682
18,520 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   17,757,161
172,415 Total Virginia 172,082,721
Washington - 2.3%
2,000 Auburn School District No. 408 King and Pierce Counties, Washington
Unlimited Tax General Obligation and Refunding Bonds, Series 2022,
5.000%, 12/01/24
No Opt. Call Aaa   2,077,840
Central Puget Sound Regional Transit Authority,
Washington, Sales Tax and Motor Vehicle Excise Tax
Bonds, Refunding & Improvement, Green Series 2021S-1:
10,000 5.000%, 11/01/25 No Opt. Call Aa1 10,542,400
10,785 5.000%, 11/01/26 No Opt. Call AAA 11,528,410
10,285 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Aa2   10,427,550
5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa2   5,521,168
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa2   11,413,207
King and Pierce Counties School District 408 Auburn,
Washington, General Obligation Bonds, Refunding Series
2020:
1,310 5.000%, 12/01/22 No Opt. Call Aaa 1,314,179
3,105 5.000%, 12/01/23 No Opt. Call Aaa 3,172,223
3,050 5.000%, 12/01/24 No Opt. Call Aaa 3,168,706
2,015 5.000%, 12/01/25 No Opt. Call Aaa 2,123,871
King County Public Hospital District 1, Washington,
Limited Tax General Obligation Bonds, Valley Medical
Center, Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2 6,606,853
7,295 5.000%, 12/01/24 No Opt. Call A2 7,541,863
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   12,389,619
12,770 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/27, (AMT)
No Opt. Call AA-   13,408,883
12,105 Spokane, Washington, Water and Wastewater System Revenue Bonds,
Green Series 2014, 4.000%, 12/01/32
12/24 at 100.00 AA   12,226,534
2,375 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27
No Opt. Call BBB+   2,455,750
1,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 BBB+   1,013,050
15,400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 BBB+   15,702,764

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,860 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 BBB+   $ 1,906,816
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
1,955 5.000%, 1/01/24, (ETM) No Opt. Call A+ (4) 1,996,876
1,310 5.000%, 1/01/25, (ETM) No Opt. Call A+ (4) 1,359,099
5,355 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 AA-   5,571,396
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
1,490 5.000%, 10/01/25 No Opt. Call AA- 1,549,362
2,020 5.000%, 10/01/26 No Opt. Call AA- 2,121,121
3,045 5.000%, 10/01/27 No Opt. Call AA- 3,230,349
2,360 5.000%, 10/01/28 No Opt. Call AA- 2,528,056
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%,
7/01/27, 144A
1/23 at 100.00 N/R   2,451,103
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa   2,688,918
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 Aaa   1,112,385
6,295 Washington State, Federal Highway Grant Anticipation Revenue Bonds,
Garvee - SR 520 Corridor Program, Refunding Bonds, Series R-2022E,
5.000%, 9/01/24
No Opt. Call AA   6,490,774
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
2,000 5.000%, 6/01/24 No Opt. Call Aaa 2,059,720
4,750 5.000%, 6/01/25 No Opt. Call Aaa 4,970,020
169,345 Total Washington 172,670,865
West Virginia - 0.6%
6,110 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put
4/01/24)
No Opt. Call A-   5,913,502
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A-   6,190,600
7,755 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put
9/01/25)
No Opt. Call A-   6,928,317
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call A-   9,716,600
14,315 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call A-   13,126,426

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
214
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
West Virginia Hospital Finance Authority, Hospital
Revenue Bonds, Charleston Area Medical Center, Series
2014A:
$ 1,140 5.000%, 9/01/24 No Opt. Call Baa1 $ 1,165,468
2,100 5.000%, 9/01/27 9/24 at 100.00 Baa1 2,127,195
1,000 5.000%, 9/01/28 9/24 at 100.00 Baa1 1,012,390
49,515 Total West Virginia 46,180,498
Wisconsin - 2.5%
Dane County, Wisconsin, General Obligation Bonds,
Airport Project Promissory Note Series 2022A:
8,815 4.000%, 6/01/24 (WI/DD, Settling 10/05/22) No Opt. Call AAA 8,942,465
7,585 4.000%, 6/01/25 (WI/DD, Settling 10/05/22) No Opt. Call AAA 7,705,526
Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A:
1,395 3.000%, 3/01/24 No Opt. Call Aa2 1,391,973
1,385 3.000%, 3/01/25 No Opt. Call Aa2 1,370,513
1,385 3.000%, 3/01/26 No Opt. Call Aa2 1,355,333
10,000 Madison Metropolitan School District, Wisconsin, 5.000%, 9/05/23 (WI/
DD, Settling 10/12/22)
No Opt. Call N/R   10,158,268
Middleton-Cross Plains Area School District, Dane
County, Wisconsin, General Obligation Bonds, Refunding
Series 2021A:
4,315 2.000%, 3/01/23 No Opt. Call Aa1 4,289,110
4,275 2.000%, 3/01/24 No Opt. Call Aa1 4,172,528
4,365 2.000%, 3/01/25 No Opt. Call Aa1 4,171,980
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2021-N3, 5.000%, 4/01/24
No Opt. Call N/R   12,752,660
10,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call A   9,794,200
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First
Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star
Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
10/22 at 100.00 N/R   3,922,086
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R   4,425,100
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call A-   10,992,672
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call A-   3,573,400
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB   1,009,270
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB 2,176,087
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB 4,919,450
1,520 Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding
Series 2022, 3.500%, 4/01/23
12/22 at 100.00 N/R   1,520,593
25,000 Shorewood School District, Milwaukee County, Wisconsin, Bond
Anticipation Notes, Series 2021, 0.450%, 10/01/23
10/22 at 100.00 N/R   24,038,750
3,375 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 A+   3,446,212

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-
1, 5.000%, 8/15/54, (Mandatory Put 7/29/26)
No Opt. Call AA   $ 4,166,320
6,705 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series
2014A, 5.000%, 11/15/22
No Opt. Call A+   6,718,410
6,060 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 A-   6,213,318
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2,
5.000%, 2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A-   5,195,450
3,300 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 3.375%, 8/15/29
8/24 at 100.00 A+   3,160,080
305 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series
2019B-3, 2.250%, 11/01/26
10/22 at 100.00 N/R   290,296
4,080 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series
2019B-2, 2.550%, 11/01/27
10/22 at 100.00 N/R   3,823,123
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series
2019B-1, 2.825%, 11/01/28
10/22 at 100.00 N/R   5,506,000
Wisconsin Housing and Ecconomic Development
Authority, Home Ownership Revenue Bonds, Series
2019C:
1,770 2.200%, 3/01/31 9/28 at 100.00 AA 1,531,970
1,785 2.200%, 9/01/31 9/28 at 100.00 AA 1,528,817
4,930 2.500%, 9/01/34 9/28 at 100.00 AA 4,080,413
5,440 Wisconsin State, General Obligation Bonds, Refunding Series 2021-1,
5.000%, 5/01/27
No Opt. Call AA+   5,829,776
9,000 Wisconsin State, General Obligation Bonds, Refunding Series 2023-1,
5.000%, 5/01/24 (WI/DD, Settling 1/31/23)
No Opt. Call AA+   9,186,570
WPPI Energy, Wisconsin, Power Supply System Revenue
Bonds, Refunding Series 2014A:
755 5.000%, 7/01/25 7/24 at 100.00 A1 771,006
1,520 5.000%, 7/01/26 7/24 at 100.00 A1 1,550,932
1,170 5.000%, 7/01/27 7/24 at 100.00 A1 1,192,815
191,755 Total Wisconsin 186,873,472
Wyoming - 0.4%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1   18,480,795
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series
2021A:
2,690 5.000%, 6/01/24 No Opt. Call AA- 2,762,415
2,825 5.000%, 6/01/25 No Opt. Call AA- 2,951,447
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+   2,067,336
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+   1,031,990

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
216
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming (continued)
$ 2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+   $ 1,896,800
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 Aa1   3,885,377
37,620 Total Wyoming 33,076,160
$ 7,503,622 Total Municipal Bonds (cost $7,724,641,578) 7,232,799,069
Shares Description (1) Value
X 211,534,972 COMMON STOCKS - 2.9%
X 211,534,972
Independent Power and Renewable Electricity Producers - 2.9%
2,813,414 Energy Harbor Corp (8),(9),(10) $ 211,534,972
Total Common Stocks (cost $57,727,851) 211,534,972
Total Long-Term Investments (cost $7,782,369,429) 7,444,334,041
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.0%
1,470,000 MUNICIPAL BONDS - 0.0%
X 1,470,000
New Jersey - 0.0%
$ 1,470 New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond
Floater Series 2017-ZM0566, 2.600%, 7/01/25, (Mandatory Put
10/7/2022), 144A (11)
No Opt. Call A+ $ 1,470,000
Total Short-Term Investments (cost $1,470,000) 1,470,000
Total Investments (cost $7,783,839,429 ) - 100.0% 7,445,804,041
Borrowings - 0.0% (12) (1,900,000)
Other Assets Less Liabilities -   0.0% 3,053,630
Net Assets - 100% $ 7,446,957,671
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.

(9) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12) Borrowings as a percentage of Total Investments is 0.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.8%
X 747,916,638 MUNICIPAL BONDS - 95.7%
X 747,916,638
Alabama - 3.5%
$ 1,000 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/27 - BAM Insured
No Opt. Call AA   $ 1,067,600
6,335 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   6,324,104
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 A2   2,923,140
1,590 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   1,575,674
450 Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020, 5.000%, 8/01/23 - AGM Insured
No Opt. Call AA   455,395
350 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/25
No Opt. Call AA-   355,593
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   1,669,476
10,450 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   10,424,920
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 1, Series 2021A, 4.000%, 10/01/25
No Opt. Call A2   984,950
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call A2   1,008,290
598 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   519,242
27,568 Total Alabama 27,308,384
Alaska - 0.1%
1,000 North Slope Borough, Alaska, General Obligation Bonds, Refunding
School Series 2021B, 5.000%, 6/30/24
No Opt. Call AA 1,030,190
Arizona - 3.5%
385 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26
No Opt. Call AA-   401,367
1,320 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   1,303,711
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   7,018,288
1,820 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/23)
No Opt. Call A+   1,803,438
500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/23
No Opt. Call A+   507,235

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 375 Maricopa County School District 3 Tempe Elementary, Arizona, General
Obligation Bonds, School Improvement Project 2016, Series 2021C,
5.000%, 7/01/25
No Opt. Call Aa1   $ 392,370
1,635 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2021D, 5.000%, 7/01/24
No Opt. Call Aa3   1,683,036
1,500 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, 2018 Project, School Improvement Series 2022E,
5.000%, 7/01/24
No Opt. Call AA-   1,545,360
2,450 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, School Improvement, Project of 2018 Series 2020C,
5.000%, 7/01/25
No Opt. Call Aa2   2,564,146
1,250 Maricopa County Unified School District 48, Scottsdale, Arizona, General
Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24
No Opt. Call Aa1   1,288,875
2,075 Navajo County Unified School District 32 Blue Ridge, Arizona, General
Obligation Bonds, Refunding Series 2021, 4.000%, 7/01/24 - BAM
Insured
No Opt. Call AA   2,101,124
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B:
1,500 5.000%, 7/01/24, (AMT) No Opt. Call A1 1,535,115
3,500 5.000%, 7/01/26, (AMT) No Opt. Call A1 3,612,105
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call A-   1,943,800
27,240 Total Arizona 27,699,970
California - 2.8%
5,605 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017C, 5.000%, 8/01/31, (Mandatory Put
11/01/22)
No Opt. Call AA-   5,613,912
8,000 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Republic Services Inc. Project, Refunding Series 2021A,
1.875%, 7/01/41, (AMT), (Mandatory Put 10/03/22)
No Opt. Call BBB+   7,997,760
7,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/23, (AMT), (ETM)
No Opt. Call A1  (4) 7,538,456
500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA-   536,230
21,570 Total California 21,686,358
Colorado - 4.8%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 3.375%, 12/01/26, 144A
12/25 at 103.00 N/R   605,972
550 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018A, 5.000%, 12/01/22 - BAM Insured
No Opt. Call AA   551,458
250 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/25 - AGM
Insured
No Opt. Call AA   254,247
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
50 4.000%, 5/01/24 No Opt. Call Baa3 49,367
100 4.000%, 5/01/26 No Opt. Call Baa3 96,811

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
220
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49,
(Mandatory Put 11/19/26)
No Opt. Call AA   $ 6,037,097
5,825 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018B,
5.000%, 11/15/48, (Mandatory Put 11/20/25)
No Opt. Call AA   6,055,903
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
300 5.000%, 10/01/23 No Opt. Call A- 304,131
350 5.000%, 10/01/24 No Opt. Call A- 358,481
200 5.000%, 10/01/25 No Opt. Call A- 206,876
250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call BBB+   255,925
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 BBB+   2,370,710
1,605 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory
Put 8/17/26)
2/26 at 101.30 AA+   1,680,162
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
140 5.000%, 12/01/23 - AGM Insured No Opt. Call AA 142,710
175 5.000%, 12/01/24 - AGM Insured No Opt. Call AA 180,922
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call AA- 3,107,700
2,115 5.000%, 11/15/26, (AMT) No Opt. Call AA- 2,203,132
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.000%, 11/15/22, (AMT)
No Opt. Call A+   1,001,710
Denver City and County, Colorado, Airport System
Revenue Bonds, Subordinate Lien Series 2018A:
5,000 5.000%, 12/01/22, (AMT) No Opt. Call A+ 5,011,900
2,000 5.000%, 12/01/25, (AMT) No Opt. Call A+ 2,070,900
Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of
Participation, Series 2021:
220 4.000%, 12/01/24 No Opt. Call AA- 223,375
200 4.000%, 12/01/25 No Opt. Call AA- 204,144
Gold Hill Mesa Metropolitan District 2, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Refunding & Improvement
Series 2022A:
200 5.000%, 12/01/22 - BAM Insured No Opt. Call AA 200,236
215 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 218,683
290 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 297,711
525 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series
2021, 5.000%, 12/01/24 - BAM Insured
No Opt. Call AA   543,879
225 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%,
12/01/25 - AGM Insured
No Opt. Call AA   236,603

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
North Pine Vistas Metropolitan District 3, Castle Pines,
Douglas County, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Senior
Series 2021A:
$ 100 5.000%, 12/01/23 - AGM Insured No Opt. Call AA $ 101,741
220 5.000%, 12/01/24 - AGM Insured No Opt. Call A1 226,842
Prairiestar Metropolitan District 2, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2021A:
100 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 101,707
190 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 196,230
100 5.000%, 12/01/25 - BAM Insured No Opt. Call AA 104,515
Rendezous Residential Metropolitan District, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2022:
560 4.000%, 12/01/22 - AGM Insured No Opt. Call AA 560,622
275 4.000%, 12/01/24 - AGM Insured No Opt. Call AA 277,843
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/23 - AGM Insured
No Opt. Call AA   1,007,750
Vauxmont Metropolitan District, Arvada, Colorado,
Limited Tax General Obligation and Special Revenue
Bonds, Convertible to Unlimited Tax Refunding
Subordinate Series 2019:
105 5.000%, 12/15/22 - AGM Insured No Opt. Call AA 105,323
260 5.000%, 12/15/24 - AGM Insured No Opt. Call AA 268,299
Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Improvement Series 2020A:
175 4.000%, 12/01/23 - AGM Insured No Opt. Call AA 176,218
200 4.000%, 12/01/24 - AGM Insured No Opt. Call AA 202,276
36,805 Total Colorado 37,800,111
Connecticut - 1.0%
365 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call Aa3   382,148
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call Aa3   1,017,240
1,200 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26
No Opt. Call AA-   1,266,408
5,000 Danbury, Connecticut, General Obligation Bonds, Anticipation Notes
Series 2022, 3.000%, 7/13/23
No Opt. Call N/R   4,997,750
7,565 Total Connecticut 7,663,546
District of Columbia - 1.7%
1,800 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call Aa3   1,873,134
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/26, (AMT)
No Opt. Call Aa3   5,203,150
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
2,250 5.000%, 10/01/24, (AMT) No Opt. Call AA- 2,306,250
1,700 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 1,758,939

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
222
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Washington Convention and Sports Authority,
Washington D.C., Dedicated Tax Revenue Bonds,
Refunding Senior Lien Series 2018A:
$ 850 5.000%, 10/01/22 No Opt. Call AA $ 850,000
1,325 5.000%, 10/01/22, (ETM) No Opt. Call N/R (4) 1,325,000
12,925 Total District of Columbia 13,316,473
Florida - 2.5%
1,450 Broward County, Florida, Airport System Revenue Bonds, Refunding
Series 2012P-1, 5.000%, 10/01/22, (AMT)
No Opt. Call A1   1,450,000
1,000 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/23, (AMT)
No Opt. Call A1   1,013,670
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call A1   1,330,238
750 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
5.000%, 9/01/23, (AMT)
No Opt. Call A1   762,607
4,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/01/24), 144A
10/22 at 102.00 N/R   3,806,000
5,280 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2021A-1, 2.900%,
12/01/56, (AMT), (Mandatory Put 4/04/23)
10/22 at 100.00 Aaa   5,237,654
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   2,440,775
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/22, (AMT)
No Opt. Call Aa3   1,750,000
1,065 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2020, 5.000%, 10/01/25 - BAM Insured
No Opt. Call AA   1,114,512
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
340 5.000%, 7/01/25 No Opt. Call A2 351,050
225 5.000%, 7/01/26 No Opt. Call A2 233,870
19,660 Total Florida 19,490,376
Georgia - 1.3%
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2020B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,023,750
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call AA-   602,249
3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   3,591,617
Main Street Natural Gas Inc., Georgia, Gas Supply
Revenue Bonds, Series 2021C:
750 4.000%, 12/01/24 No Opt. Call A3 740,985
1,100 4.000%, 12/01/25 No Opt. Call A3 1,078,957
700 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 6/01/25
No Opt. Call A3   706,055
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 11/01/24, 144A
No Opt. Call BBB-   1,269,048

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Private Colleges and Universities Authority, Georgia,
Revenue Bonds, Mercer University, Series 2021:
$ 300 5.000%, 10/01/23 No Opt. Call Baa1 $ 304,425
400 5.000%, 10/01/24 No Opt. Call Baa1 411,164
425 5.000%, 10/01/25 No Opt. Call Baa1 441,320
10,105 Total Georgia 10,169,570
Hawaii - 0.2%
Hawaii State, Harbor System Revenue Bonds, Series
2020A:
600 5.000%, 7/01/24, (AMT) No Opt. Call Aa3 616,092
800 5.000%, 7/01/25, (AMT) No Opt. Call Aa3 832,784
1,400 Total Hawaii 1,448,876
Illinois - 5.3%
Board of Trustees of Southern Illinois University, Housing
and Auxiliary Facilities System Revenue Bonds, Refunding
Series 2021A:
650 4.000%, 4/01/23 - BAM Insured No Opt. Call AA 651,222
1,200 4.000%, 4/01/25 - BAM Insured No Opt. Call AA 1,204,296
400 Champaign County Community Unit School District 166 Urbana,
Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   395,436
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call BB   367,718
1,000 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call A   1,023,180
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25 (WI/DD,
Settling 10/04/22)
No Opt. Call A+   1,023,750
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2021A:
2,500 5.000%, 11/15/24 No Opt. Call A+ 2,572,150
800 5.000%, 11/15/25 No Opt. Call AA- 835,664
650 Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks &
Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%,
2/01/25
No Opt. Call Aa2   657,865
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
400 5.000%, 10/01/23 No Opt. Call BBB+ 405,116
400 5.000%, 10/01/24 No Opt. Call BBB+ 408,304
400 5.000%, 10/01/25 No Opt. Call BBB+ 410,564
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,000 5.000%, 8/15/23 No Opt. Call AA- 1,015,090
1,000 5.000%, 8/15/24 No Opt. Call AA- 1,030,040
5,350 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 A   5,447,316
1,670 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A   1,735,030
250 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/22
No Opt. Call AA-   250,485

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
224
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,485 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 5.000%, 8/15/25
No Opt. Call AA-   $ 1,548,365
575 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   558,751
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call BBB   2,045,380
3,100 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/23
No Opt. Call BBB   3,137,045
2,250 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/25 No Opt. Call BBB+   2,288,947
1,935 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/26
No Opt. Call A-   2,017,373
5,225 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2019C, 5.000%, 1/01/25
No Opt. Call AA-   5,415,086
Joliet Park District, Will County, Illinois, General
Obligation Bonds, Limited Tax Park Series 2021:
360 4.000%, 2/01/23 - BAM Insured No Opt. Call AA 360,832
400 4.000%, 2/01/24 - BAM Insured No Opt. Call AA 402,632
Macon County School District 61 Decatur, Illinois,
General Obligation Bonds, Alternate Revenue Source
Refunding School Series 2020C:
400 4.000%, 1/01/23 - AGM Insured No Opt. Call AA 400,796
355 4.000%, 1/01/26 - AGM Insured No Opt. Call AA 361,621
Peoria, Illinois, General Obligation Bonds, Refunding
Series 2021C:
415 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 429,550
2,245 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 2,355,813
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
500 4.000%, 4/15/23 No Opt. Call AA- 501,910
450 5.000%, 4/15/24 No Opt. Call AA- 460,908
40,790 Total Illinois 41,718,235
Indiana - 2.2%
1,235 Clark-Pleasant Community School Building Corporation, Indiana, First
Mortgage Bonds, Refunding Series 2021B, 4.000%, 7/15/25
No Opt. Call AA+   1,258,070
Columbus Multi-School Building Corporation,
Bartholomew County, Indiana, First Mortgage Revenue
Bonds, Refunding and Improvement Series 2021:
1,300 4.000%, 7/15/24 No Opt. Call AA+ 1,313,767
550 4.000%, 1/15/25 No Opt. Call AA+ 556,902
950 Elkhart Community School Building Corporation, Indiana, First
Mortgage Bonds, Series 2021, 5.000%, 1/15/25
No Opt. Call AA+   981,113
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call A   1,531,290
1,625 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   1,586,666
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call A   727,594
1,005 Indiana Finance Authority, State Revolving Fund Program Bonds, Series
2019D, 5.000%, 2/01/24, (AMT)
No Opt. Call AAA   1,025,422

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 900 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%,
10/01/24
No Opt. Call AA-   $ 929,322
1,065 Metropolitan School District Washington Township School Building
Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016
Referendum projects, Series 2021A, 5.000%, 7/15/25
No Opt. Call AA+   1,113,244
Tippecanoe School Corporation, Indiana, General
Obligation Bonds, Series 2020:
1,080 4.000%, 1/15/24 No Opt. Call Aa2 1,087,960
1,090 4.000%, 7/15/24 No Opt. Call Aa2 1,099,101
Vigo Multi-School Building Corp, Indiana, Ad Valorem
Property Tax First Mortgage Bonds, Series 2021:
515 4.000%, 7/15/24 No Opt. Call AA+ 521,170
525 4.000%, 1/15/25 No Opt. Call AA+ 532,744
535 4.000%, 7/15/25 No Opt. Call AA+ 544,282
730 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   711,516
Zionsville Community Schools Building Corporation,
Boone County, Indiana, First Mortgage Bonds, Series
2020:
300 4.000%, 1/15/25 No Opt. Call AA+ 304,029
500 4.000%, 7/15/25 No Opt. Call AA+ 508,010
700 4.000%, 1/15/26 No Opt. Call AA+ 712,712
16,805 Total Indiana 17,044,914
Iowa - 3.0%
1,740 Indianola Community School District, Warren County, Iowa, General
Obligation Bonds, Refunding Series 2020, 4.000%, 6/01/24
No Opt. Call Aa3   1,762,376
Iowa Finance Authority Senior Living Facilities Revenue
Bonds, Sunrise Retirement Community Project, Refunding
Series 2021:
335 4.000%, 9/01/24 No Opt. Call N/R 325,057
115 4.000%, 9/01/25 No Opt. Call N/R 109,793
1,000 Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health
System, Series 2013A, 5.000%, 7/01/25, (Pre-refunded 7/01/23)
7/23 at 100.00 A1  (4) 1,013,190
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
10/22 at 100.00 Aa3   6,774,530
Sioux City Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue
Bonds, Refunding Series 2020:
5,400 3.000%, 10/01/23 - BAM Insured No Opt. Call AA 5,378,346
2,500 3.000%, 10/01/24 - BAM Insured No Opt. Call AA 2,452,025
Southeast Polk Community School District, Polk, Jasper
and Marion Counties, Iowa, General Obligation Bonds,
School Series 2020A:
1,400 5.000%, 5/01/24 No Opt. Call AA- 1,438,528
3,750 5.000%, 5/01/25 No Opt. Call AA- 3,910,163
23,240 Total Iowa 23,164,008
Kansas - 0.3%
500 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/23 - BAM Insured
No Opt. Call AA   504,505

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
226
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 1,760 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/25 - BAM Insured
No Opt. Call AA   $ 1,798,104
2,260 Total Kansas 2,302,609
Kentucky - 1.9%
445 Bullitt County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2020, 4.000%, 12/01/25
No Opt. Call A1   452,592
3,000 Kentucky Economic Development Finance Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding 2010B,
2.750%, 4/01/31, (Mandatory Put 12/01/22)
No Opt. Call BBB+   2,997,930
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   3,772,093
4,170 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1   4,144,021
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,407,040
14,900 Total Kentucky 14,773,676
Louisiana - 1.7%
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   6,174,720
1,000 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2021, 4.000%, 7/03/23
4/23 at 100.00 BBB+   1,000,020
900 Louisiana State, General Obligation Bonds, Grant Anticipation Series
2021, 5.000%, 9/01/24
No Opt. Call AA   927,648
2,465 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB-   2,447,227
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   2,438,625
12,865 Total Louisiana 12,988,240
Maryland - 0.1%
1,040 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A 1,071,470
Massachusetts - 2.3%
515 Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2021, 5.000%, 5/01/25
No Opt. Call AA   538,165
9,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA   9,183,960
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
725 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 750,759
350 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 365,799
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   189,403

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Educational Financing Authority,
Education Loan Revenue Bonds, Issue L, Senior Series
2020B:
$ 880 5.000%, 7/01/25, (AMT) No Opt. Call AA $ 906,752
1,250 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,298,388
1,850 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call AA   1,906,240
Massachusetts Educational Financing Authority,
Education Loan Revenue Bonds, Issue M, Taxable Senior
Series 2021B:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call AA 1,103,444
1,000 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,031,330
1,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23, (AMT)
No Opt. Call AA   1,010,910
17,855 Total Massachusetts 18,285,150
Michigan - 1.7%
Allegan County Public School District, Michigan, General
Obligation Bonds, School Building & Site Series 2021I:
785 4.000%, 5/01/23 No Opt. Call AA 788,917
905 4.000%, 5/01/24 No Opt. Call AA 915,562
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705 5.000%, 12/01/22 No Opt. Call AA- 1,709,825
940 5.000%, 12/01/23 No Opt. Call AA- 957,982
1,715 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   1,728,977
2,780 Michigan Finance Authority, State Aid Revenue Notes, Series 2022A,
5.000%, 7/20/23
No Opt. Call N/R   2,815,556
Novi Community School District, Oakland County,
Michigan, General Obligation Bonds, School Building &
Site Series 2022-II:
1,000 4.000%, 5/01/24 No Opt. Call Aa2 1,010,900
1,000 4.000%, 5/01/25 No Opt. Call Aa2 1,012,230
1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/23, (ETM)
No Opt. Call A+  (4) 1,016,810
1,590 Saginaw City School District, Saginaw County, Michigan, General
Obligation Bonds, School Building & Site, Series 2021, 4.000%,
5/01/23
No Opt. Call AA   1,595,756
13,420 Total Michigan 13,552,515
Minnesota - 7.3%
515 Alexandria Independent School District 206, Douglas County,
Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/26
No Opt. Call A2   498,685
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call N/R   143,000
Becker Independent School District 726, Minnesota,
General Obligation Bonds, Refunding Series 2020A:
735 5.000%, 2/01/23 No Opt. Call Aa2 739,432
560 5.000%, 2/01/24 No Opt. Call Aa2 572,695
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call Aa1   608,635

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
228
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Becker, Minnesota, General Obligation Bonds, Street
Reconstruction, Series 2021A:
$ 550 4.000%, 2/01/24 No Opt. Call A1 $ 555,467
500 4.000%, 2/01/25 No Opt. Call A1 506,710
750 Belle Plaine Independent School District 716, Minnesota, General
Obligation Bonds, Refunding School Building Series 2020A, 4.000%,
2/01/23
No Opt. Call Aa2   752,002
1,175 Belle Plaine Independent School District 716, Minnesota, General
Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24
No Opt. Call Aa2   1,201,943
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
265 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 274,815
270 5.000%, 1/01/26 - AGM Insured No Opt. Call A1 283,835
210 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/23
No Opt. Call N/R   208,039
1,415 City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A,
5.000%, 2/01/23
No Opt. Call Aa2   1,423,532
1,000 Columbia Heights Minnesota, Multi-family Revenue Housing Bonds,
42nd & Central Apartments Project, Series 2022A, 2.700%, 7/01/25,
(Mandatory Put 7/01/24)
1/24 at 100.00 Aaa   1,000,000
755 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/23
No Opt. Call Aa2   759,304
280 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23
No Opt. Call Aa2   281,596
500 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2016A, 5.000%, 2/01/24
No Opt. Call Aa2   510,680
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call Ba2   147,179
2,115 Elk River Independent School District 728, Minnesota, General
Obligation Bonds, Refunding School Building Series 2016A, 5.000%,
2/01/23
No Opt. Call Aa2   2,128,726
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 BB+   1,088,247
125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   123,309
815 Metropolitan Council Minneapolis- Saint Paul Metropolitan Area,
Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%,
3/01/25
No Opt. Call AAA   849,613
1,550 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 5.000%,
2/01/23
No Opt. Call AAA   1,559,858
105 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 3.750%, 12/01/22,
144A
No Opt. Call N/R   104,878
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+   502,785
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Refunding Series 2017A:
1,000 5.000%, 11/15/24 No Opt. Call AA- 1,033,190
1,315 5.000%, 11/15/25 No Opt. Call AA- 1,375,595

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,500 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%,
3/01/25
No Opt. Call AAA   $ 2,606,175
780 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call AA-   818,501
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 A+   1,013,620
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/25, (AMT)
No Opt. Call A+   1,059,581
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call A2   437,845
640 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/25
No Opt. Call AA+   650,739
190 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call AA+   182,237
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021C:
380 0.400%, 1/01/23, (AMT) No Opt. Call AA+ 377,097
280 0.450%, 7/01/23, (AMT) No Opt. Call AA+ 273,322
7,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1   6,969,410
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24,
(AMT)
No Opt. Call AA   333,632
Minnesota Office of Higher Education, Supplemental
Student Loan Program Revenue Bonds, Senior Series
2018:
500 5.000%, 11/01/22, (AMT) No Opt. Call AA 500,580
400 5.000%, 11/01/23, (AMT) No Opt. Call AA 405,308
685 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
12/22 at 100.00 N/R   670,163
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call AA   296,447
Mountain Lake, Minnesota, General Obligation Bonds,
Series 2021A:
190 2.000%, 12/15/23 No Opt. Call A+ 185,729
250 2.000%, 12/15/25 No Opt. Call A+ 234,905
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call N/R   719,510
1,160 Rocori Independent School District 750, Stearns County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/26
No Opt. Call Aa2   1,220,842
2,500 Rosemount Independent School District 196, Dakota County,
Minnesota, General Obligation Bonds, School Building Series 2016A,
5.000%, 2/01/23
No Opt. Call AAA   2,515,725
860 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/23
No Opt. Call Baa2   866,734
1,035 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Refunding Series 2019A,
5.000%, 2/01/24
No Opt. Call Aa1   1,058,060

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
230
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,470 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA-   $ 2,492,181
Saint Joseph, Minnesota, General Obligation Bonds,
Series 2021A:
200 4.000%, 12/15/23 No Opt. Call AA- 201,480
330 4.000%, 12/15/24 No Opt. Call AA- 334,775
250 4.000%, 12/15/25 No Opt. Call AA- 254,670
360 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 2.000%, 9/01/26
9/24 at 102.00 BB+   322,790
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call N/R   192,706
Sartell, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Country Manor Campus LLC Project,
Series 2022A:
385 3.000%, 9/01/23 No Opt. Call N/R 381,250
320 3.500%, 9/01/24 No Opt. Call N/R 313,914
3,515 Sauk Rapids Independent School District 047, Benton County,
Minnesota, General Obligation Bonds, Refunding School Building
Series 2015A, 5.000%, 2/01/23
No Opt. Call AAA   3,537,355
Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B:
550 4.000%, 2/01/25 No Opt. Call Baa1 554,570
300 4.000%, 2/01/26 No Opt. Call Baa1 302,877
3,685 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24,
(ETM)
No Opt. Call N/R  (4) 3,800,525
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
300 3.000%, 8/01/23 No Opt. Call N/R 296,955
400 3.000%, 8/01/24 No Opt. Call N/R 390,880
400 3.000%, 8/01/25 8/24 at 102.00 N/R 385,672
270 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/24
No Opt. Call Baa1   271,428
56,230 Total Minnesota 56,663,940
Mississippi - 0.1%
1,000 Warren County, Mississippi, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2020B,
1.600%, 8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call BBB 939,370
Missouri - 3.9%
375 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R   337,245
380 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/25 - AGM Insured
No Opt. Call AA   398,647
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
350 5.000%, 3/01/23 No Opt. Call AA- 352,590
300 5.000%, 3/01/24 No Opt. Call AA- 306,882
250 5.000%, 3/01/25 No Opt. Call AA- 259,322

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,500 Fort Zumwalt School District, St. Charles County, Missouri, General
Obligation Bonds, Direct Deposit Program, Refunding Series 2021,
4.000%, 3/01/25
No Opt. Call Aa1   $ 2,533,550
800 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/26
No Opt. Call Aa3   814,944
755 Jackson County, Missouri, Special Obligation Bonds, Truman Medical
Center Project, Refunding Series 2021A, 5.000%, 12/01/23
No Opt. Call Aa2   769,617
1,015 Jefferson City School District, Missouri, General Obligation Bonds,
Refunding Series 2021, 4.000%, 3/01/25
No Opt. Call AA+   1,033,331
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
200 4.000%, 3/01/23 No Opt. Call A- 200,466
265 4.000%, 3/01/24 No Opt. Call A- 266,518
230 4.000%, 3/01/25 No Opt. Call A- 231,732
650 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%,
2/15/24
No Opt. Call A   662,097
Kansas City, Missouri, General Obligation Bonds, Series
2020A.:
410 5.000%, 2/01/23 No Opt. Call AA 412,538
435 5.000%, 2/01/24 No Opt. Call AA 445,148
400 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA-   414,632
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Extension Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call AA-   126,170
1,000 Meramec Valley School District R-3, Franklin and St. Louis Counties,
Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23
No Opt. Call AA+   1,003,700
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   86,548
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   865,480
600 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority
Project, Series 2021A, 4.000%, 7/01/23
No Opt. Call A   602,988
565 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/22
No Opt. Call A+   566,034
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
200 5.000%, 10/01/23 No Opt. Call A 203,048
505 5.000%, 10/01/24 No Opt. Call A 518,312
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/26
No Opt. Call AA   1,017,810
1,140 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   1,151,560
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Capital Region Medical
Center, Series 2020:
640 3.000%, 11/01/22 No Opt. Call Baa2 638,919
665 4.000%, 11/01/23 No Opt. Call Baa2 658,496

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
232
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call A2   $ 493,753
400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Variable Rate Series 2018C,
5.000%, 6/01/36, (Mandatory Put 6/01/23)
12/22 at 100.00 AA-   401,128
250 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lake Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call BBB+   256,278
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call BBB   263,739
285 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Wright Memorial Hospital, Series 2019, 5.000%, 9/01/23
No Opt. Call BBB-   287,340
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
135 5.000%, 10/01/22 No Opt. Call A+ 135,000
230 5.000%, 10/01/23 No Opt. Call A+ 233,841
225 5.000%, 10/01/24 No Opt. Call A+ 231,410
500 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/24
No Opt. Call A   503,965
1,290 Normandy Schools Collaborative Joint Executive Governing Board,
Saint Loius County, Missouri, General Obligation Bonds, Series 2021B,
4.000%, 3/01/25
No Opt. Call AA+   1,309,105
150 Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021, 3.000%, 5/01/23
No Opt. Call N/R   148,574
275 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/25
No Opt. Call A+   268,889
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
725 5.000%, 11/15/24 No Opt. Call N/R 727,146
630 5.000%, 11/15/26 11/25 at 100.00 N/R 631,354
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Refunding Series 2022:
500 5.000%, 7/01/24, (AMT) No Opt. Call A2 510,005
1,120 5.000%, 7/01/25, (AMT) No Opt. Call A2 1,151,102
1,170 5.000%, 7/01/26, (AMT) No Opt. Call A2 1,207,475
4,845 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series
2015, 3.250%, 8/01/27
8/25 at 100.00 AA+   4,803,672
325 St. Charles, Missouri, Certificates of Participation, Refunding Series
2020B, 4.000%, 2/01/24
No Opt. Call Aa3   327,431
30,650 Total Missouri 30,769,531
Montana - 0.1%
500 Montana State, General Obligation Bonds, Series 2020C, 2.000%,
8/01/23
No Opt. Call Aa1 493,510
Nebraska - 0.5%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
115 5.000%, 11/15/23 No Opt. Call AA- 116,892
125 5.000%, 11/15/24 No Opt. Call AA- 128,658
175 5.000%, 11/15/25 No Opt. Call AA- 181,596

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   $ 3,772,003
4,050 Total Nebraska 4,199,149
Nevada - 1.0%
775 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/23, (AMT)
No Opt. Call A1   782,657
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/24
No Opt. Call Aa3   5,149,500
1,390 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, 1.650%, 1/01/36,
(Mandatory Put 3/31/23)
No Opt. Call A+   1,376,448
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series
2021:
300 2.000%, 6/01/23 No Opt. Call N/R 295,314
365 2.000%, 6/01/25 No Opt. Call N/R 338,501
7,830 Total Nevada 7,942,420
New Hampshire - 0.1%
National Finance Authority, New Hampshire, Hospital
Facilities Revenue Bonds, Saint Elizabeth Medical Center,
Inc., Series 2021A:
300 5.000%, 5/01/23 No Opt. Call AA 303,123
400 5.000%, 5/01/24 No Opt. Call AA 410,388
700 Total New Hampshire 713,511
New Jersey - 4.8%
7,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 5.000%,
7/01/23 - BAM Insured
No Opt. Call AA   7,077,420
1,260 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/01/24)
4/24 at 100.87 AA-   1,289,925
6,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Senior Series 2018B, 5.000%,
12/01/22, (AMT)
No Opt. Call Aaa   6,517,030
New Jersey Higher Education Student Assistance
Authority, Student Loan Revenue Bonds, Refunding
Senior Series 2022A:
500 5.000%, 12/01/24, (AMT) No Opt. Call Aa1 512,720
600 5.000%, 12/01/25, (AMT) No Opt. Call Aa1 621,270
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
6,115 5.000%, 6/01/25 No Opt. Call A3 6,358,560
2,220 5.000%, 6/01/26 No Opt. Call A3 2,330,556
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series
2021, 2.000%, 6/01/25
No Opt. Call A3   4,726,750
3,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/23
No Opt. Call A+   3,028,680
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/24
No Opt. Call Baa1   1,023,740

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
234
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,210 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/25
No Opt. Call Baa1   $ 2,266,488
1,685 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23
No Opt. Call A   1,703,636
37,090 Total New Jersey 37,456,775
New Mexico - 1.1%
1,165 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Refunding Series
2021B, 5.000%, 8/01/24
No Opt. Call AA   1,201,185
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   5,171,318
2,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%,
8/01/49, (Mandatory Put 8/01/25)
5/25 at 100.87 AA   2,589,625
9,105 Total New Mexico 8,962,128
New York - 1.8%
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Rochester Regional Health
Project, Series 2020A:
400 5.000%, 12/01/22 No Opt. Call BBB+ 400,984
500 5.000%, 12/01/23 No Opt. Call BBB+ 508,135
600 5.000%, 12/01/24 No Opt. Call BBB+ 610,650
1,375 Nassau Health Care Corporation, New York, County Guaranteed
Revenue Bonds, Series 2009, 5.000%, 8/01/24
No Opt. Call A+   1,414,023
2,475 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/24
No Opt. Call AA   2,554,101
3,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, New York State Electric & Gas Corporation,
Series 2004C, 2.625%, 4/01/34, (Mandatory Put 7/03/23)
No Opt. Call A-   2,971,320
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call Aaa   3,143,220
1,210 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23, (AMT)
No Opt. Call Aa3   1,225,125
1,230 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call Aa3   1,270,639
13,790 Total New York 14,098,197
North Carolina - 2.7%
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021B, 5.000%, 1/15/50, (Mandatory Put 12/02/24)
No Opt. Call AA-   4,113,640
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call A3   1,769,028
250 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24
No Opt. Call AA-   256,875
11,075 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%,
2/01/51, (Mandatory Put 2/01/26)
2/26 at 100.00 AA-   11,521,212

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,990 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB   $ 3,048,036
500 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/24
No Opt. Call Aa3   515,705
20,560 Total North Carolina 21,224,496
North Dakota - 0.9%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3   835,724
2,305 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 N/R   2,270,771
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
275 5.000%, 12/01/23 No Opt. Call Baa2 278,443
215 5.000%, 12/01/25 No Opt. Call Baa2 221,330
1,245 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A,
5.000%, 12/01/22
No Opt. Call N/R   1,244,016
280 West Fargo Public School District 6, Cass County, North Dakota, General
Obligation Bonds, Special Assessment Prepayment Series 2020C,
4.000%, 8/01/26
No Opt. Call Aa2   286,541
West Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2020A:
750 2.000%, 5/01/24 No Opt. Call A1 725,077
500 4.000%, 5/01/25 No Opt. Call A1 506,580
500 4.000%, 5/01/26 No Opt. Call A1 508,460
6,965 Total North Dakota 6,876,942
Ohio - 3.0%
1,440 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A, 5.000%, 11/15/25
No Opt. Call AA-   1,501,603
845 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/22
No Opt. Call A   845,549
1,205 Celina City School District, Mercer County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 0.000%, 12/01/24 - BAM
Insured
No Opt. Call A1   1,114,288
Cleveland, Ohio, Airport System Revenue Bonds, Series
2018A:
1,500 5.000%, 1/01/25, (AMT) No Opt. Call A2 1,534,650
2,000 5.000%, 1/01/26, (AMT) No Opt. Call A 2,056,560
Cleveland-Cuyahoga County Port Authroity, Ohio,
Cultural Facility Revenue Bonds, The Cleveland Museum
of Natural History Project, Series 2021:
150 5.000%, 7/01/25 No Opt. Call A3 155,828
125 5.000%, 7/01/26 No Opt. Call A3 131,171
750 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%,
12/01/24 - BAM Insured
No Opt. Call AA   744,187
1,335 Hamilton County, Ohio, General Obligation Bonds, Parking Facilities,
Limited Tax Series 2021A, 5.000%, 12/01/25
No Opt. Call Aa2   1,407,544

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
236
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016,
5.000%, 5/01/26
No Opt. Call Aa3   $ 2,550,009
600 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2021A, 5.000%, 9/01/24
No Opt. Call AA   619,446
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group
Project, Refunding & Improvement Series 2021:
375 5.000%, 8/01/24 No Opt. Call A+ 383,835
700 5.000%, 8/01/25 No Opt. Call A+ 724,150
1,250 5.000%, 8/01/26 No Opt. Call A+ 1,303,400
685 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   856
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   1,629,955
800 Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative
Building Fund Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA   833,928
5,665 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A   5,755,583
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A   370,512
23,920 Total Ohio 23,663,054
Oklahoma - 0.1%
1,065 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public Schools
Project, Series 2019., 5.000%, 6/01/24
No Opt. Call A+ 1,092,285
Oregon - 0.6%
Marion and Polk Counties School District 24J, Salem-
Kreizer, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2020B:
300 5.000%, 6/15/23 No Opt. Call AA+ 304,029
500 5.000%, 6/15/24 No Opt. Call AA+ 515,595
350 5.000%, 6/15/26 No Opt. Call AA+ 371,332
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call BBB+   460,467
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+   309,030
2,375 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+   2,350,989
4,275 Total Oregon 4,311,442
Pennsylvania - 1.6%
1,625 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   1,705,779
835 Hollidaysburg Area School District, Blair County, Pennsylvania, General
Obligation Bonds, Series 2021, 4.000%, 3/15/25
No Opt. Call Aa3   849,328

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Northern York County School District, Pennsylvania,
General Obligation Bonds, Notes Series 2021A:
$ 1,125 4.000%, 11/15/23 No Opt. Call AA- $ 1,132,549
1,135 4.000%, 11/15/25 No Opt. Call AA- 1,154,908
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2011, 2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A-   295,786
465 Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%,
3/01/24
No Opt. Call Aa1   476,960
Pittsburgh Water and Sewer Authority, Pennsylvania,
Water and Sewer System Revenue Bonds, First Lien
Series 2020B:
550 4.000%, 9/01/23 - AGM Insured No Opt. Call AA 553,817
300 4.000%, 9/01/24 - AGM Insured No Opt. Call AA 303,363
6,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   6,110,820
12,340 Total Pennsylvania 12,583,310
Puerto Rico - 0.9%
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
2,000 5.250%, 7/01/23 No Opt. Call N/R 2,009,380
4,736 5.375%, 7/01/25 No Opt. Call N/R 4,785,397
6,736 Total Puerto Rico 6,794,777
South Carolina - 0.8%
2,215 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB   2,209,396
875 Rock Hill, South Carolina, Combined Utility System Revenue Bonds,
Series 2016, 5.000%, 1/01/27
1/26 at 100.00 A   914,996
3,285 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%,
12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   3,409,239
6,375 Total South Carolina 6,533,631
South Dakota - 0.3%
295 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017, 3.100%, 11/01/22
No Opt. Call BB   294,537
1,940 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   1,982,777
2,235 Total South Dakota 2,277,314
Tennessee - 1.1%
100 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
5.000%, 8/01/28
No Opt. Call BBB+   103,757
1,310 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/24
1/23 at 100.00 A+   1,314,297
5,655 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa2   5,775,621

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
238
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Commodity Project,  Series 2021A:
$ 250 5.000%, 11/01/22 No Opt. Call A2 $ 250,170
250 5.000%, 11/01/23 No Opt. Call A2 252,108
250 5.000%, 11/01/24 No Opt. Call A2 253,492
275 5.000%, 11/01/25 No Opt. Call A2 280,044
8,090 Total Tennessee 8,229,489
Texas - 10.8%
5,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019,
5.000%, 11/15/23, (AMT)
No Opt. Call A1   5,074,050
1,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/22, (AMT)
No Opt. Call A1   1,001,770
Brazos Higher Education Authority Inc., Texas, Student
Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175 5.000%, 4/01/23, (AMT) No Opt. Call AA 1,182,720
775 5.000%, 4/01/24, (AMT) No Opt. Call AA 786,787
500 5.000%, 4/01/25, (AMT) No Opt. Call AA 510,970
1,540 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+   1,566,842
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2022,
5.000%, 2/01/26
No Opt. Call Aaa   1,124,289
1,910 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/25
No Opt. Call AA+   2,010,848
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2013E, 5.000%, 11/01/22, (AMT)
No Opt. Call A1   1,001,090
2,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014D, 5.000%, 11/01/22, (AMT)
No Opt. Call A+   2,002,180
2,500 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/24
No Opt. Call A1   2,581,575
2,030 El Paso, Texas, Airport Revenue Bonds, El Paso International Airport
Series 2018, 5.000%, 8/15/23, (AMT)
No Opt. Call A   2,053,690
4,550 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding School Building Series 2015, 5.000%,
2/15/23
No Opt. Call AAA   4,581,440
735 Friendswood, Galveston and Harris Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25
No Opt. Call AA+   746,062
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call Aaa   1,778,666
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+   5,023,650
6,920 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-2, 5.000%, 6/01/32, (Mandatory Put
12/01/24)
9/24 at 101.10 A+   7,112,030
8,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put
12/01/26)
9/26 at 101.02 A+   8,348,880
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/01/24)
No Opt. Call AA   1,730,394

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,210 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, 5.000%, 7/01/23, (AMT)
No Opt. Call AA   $ 4,252,858
5,000 Humble Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding School Building Series 2015A, 5.250%,
2/15/23
No Opt. Call AAA   5,040,850
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26
No Opt. Call A2   877,812
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call Aaa   1,530,017
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call BBB-   403,944
1,235 Laredo Independent School District, Webb County, Texas, General
Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25
No Opt. Call AAA   1,255,933
Leander, Texas, General Obligation Bonds, Refunding
Series 2020:
500 5.000%, 8/15/23 No Opt. Call AA 507,845
525 5.000%, 8/15/25 No Opt. Call AA 549,302
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call A1   757,871
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020, 5.000%, 5/15/25
No Opt. Call A+   1,040,240
850 Lubbock Water and Wastewater System, Texas, Revenue Bonds,
Refunding Series 2020B, 5.000%, 2/15/25
No Opt. Call AA-   883,694
640 Lumberton Independent School District, Hardin County, Texas, General
Obligation Bonds, School Building Series 2021, 4.000%, 2/15/24
No Opt. Call Aaa   647,565
450 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   437,805
1,130 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24
No Opt. Call AA-   1,169,132
2,805 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24
No Opt. Call AA-   2,843,344
Port Arthur, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2021:
565 5.000%, 2/15/23 - BAM Insured No Opt. Call AA 568,718
250 5.000%, 2/15/24 - BAM Insured No Opt. Call AA 255,457
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 1.875%, 1/01/26, (AMT), 144A
7/23 at 103.00 N/R   283,412
5,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call A3   5,471,334
Texas Water Development Board:
500 5.000%, 4/15/24 (WI/DD, Settling 10/13/22) No Opt. Call N/R 513,340
1,885 5.000%, 10/15/24 (WI/DD, Settling 10/13/22) No Opt. Call N/R 1,950,881
1,000 Tomball Independent School District, Harris and Montgomery Counties,
Texas, General Obligation Bonds, Building Series 2020, 5.000%,
2/15/25
No Opt. Call AAA   1,038,710
1,000 Upper Trinity Regional Water District, Texas, Regional Treated Water
Supply System Revenue Bonds, Refunding Series 2020, 4.000%,
8/01/24
No Opt. Call A+   1,010,670

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
240
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Wise County, Texas, Lease Revenue Bonds, Parker County
Junior College District, Refunding Series 2021:
$ 350 5.000%, 8/15/23 No Opt. Call N/R $ 354,354
465 5.000%, 8/15/24 No Opt. Call N/R 476,444
82,985 Total Texas 84,339,465
Utah - 1.6%
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/23, (AMT)
No Opt. Call A   6,061,500
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call A2   2,250,816
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
335 4.000%, 10/15/22 No Opt. Call AA 335,077
350 4.000%, 10/15/23 No Opt. Call AA 352,300
1,120 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-1, 5.000%, 5/15/60, (Mandatory Put 8/01/24)
2/24 at 102.15 AA+   1,151,584
1,555 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   1,627,074
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call BBB-   491,025
12,050 Total Utah 12,269,376
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R 1,026,390
1,645 5.000%, 10/01/26 No Opt. Call N/R 1,689,596
2,645 Total Virgin Islands 2,715,986
Virginia - 2.7%
850 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%,
7/01/24
No Opt. Call AA-   869,898
1,755 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019,
5.000%, 11/01/23
No Opt. Call BBB   1,773,849
1,150 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 5.000%,
5/15/25
No Opt. Call Aa2   1,196,575
5,650 Gloucester County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Disposal
Services of Virginia, Inc Project, Variable Rate Series 2003A, 3.000%,
9/01/38, (AMT), (Mandatory Put 5/01/23)
No Opt. Call A-   5,621,863
10,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2   10,565,600
690 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   661,579
20,095 Total Virginia 20,689,364

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 2.5%
$ 1,500 Chelan County Public Utility District 1, Washington, Consolidated
System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23
No Opt. Call AA+   $ 1,520,790
1,370 King County School District 414 Lake Washington, Washington, General
Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25
No Opt. Call Aaa   1,403,592
1,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   1,856,781
3,360 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/24, (AMT)
No Opt. Call AA-   3,428,208
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call AA-   2,040,600
2,150 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 BBB+   2,178,058
5,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 BBB+   5,098,300
2,000 Washington State, General Obligation Bonds, Various Purpose Series
2013D, 5.000%, 2/01/23
No Opt. Call Aaa   2,012,780
19,335 Total Washington 19,539,109
Wisconsin - 5.0%
1,850 Howard-Suamico School District, Brown County, Wisconsin, General
Obligation Bonds, School Building & Improvement Series 2021,
5.000%, 3/01/25
No Opt. Call AA   1,920,300
Kenosha, Wisconsin, General Obligation Promissory
Notes Series 2020A:
350 2.000%, 5/01/23 No Opt. Call AA 346,518
625 2.000%, 5/01/25 No Opt. Call AA 590,787
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B, 1.000%, 10/01/25
No Opt. Call AA   1,119,450
400 Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series
2021S2, 5.000%, 6/01/26
No Opt. Call A1   420,624
New Richmond School District, Saint Croix County,
Wisconsin, General Obligation Bonds, Refunding Series
2021:
1,500 4.000%, 4/01/24 No Opt. Call Aa2 1,515,375
600 5.000%, 4/01/26 No Opt. Call Aa2 632,724
570 Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E,
4.000%, 5/01/25
No Opt. Call Aa3   578,345
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Blue Ridge HealthCare,
Refunding Series 2020A:
300 5.000%, 1/01/23 No Opt. Call A 301,092
200 5.000%, 1/01/24 No Opt. Call A 203,404
400 5.000%, 1/01/26 No Opt. Call A 413,892
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call BB+   276,657
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
700 5.000%, 6/01/24 No Opt. Call A+ 714,749
325 5.000%, 6/01/26 No Opt. Call A+ 339,482

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
242
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,375 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call A   $ 1,346,703
Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Refunding Series 2021:
200 2.000%, 4/01/23 No Opt. Call Aa3 198,540
475 2.000%, 4/01/24 No Opt. Call Aa3 463,762
600 2.000%, 4/01/25 No Opt. Call Aa3 572,400
250 Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding
Series 2020B, 4.000%, 12/01/24
No Opt. Call AA-   253,055
1,870 West Bend Joint School District 1, Washington County, Wisconsin,
General Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25
No Opt. Call AA-   1,850,683
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
10/22 at 100.00 A3   1,360,938
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
435 5.000%, 10/01/25 No Opt. Call N/R 444,683
455 5.000%, 10/01/26 No Opt. Call N/R 465,724
3,715 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate
Demand Series 2018B-2, 5.000%, 8/15/54, (Mandatory Put 1/25/23)
No Opt. Call AA   3,734,652
3,155 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate
Demand Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/24)
No Opt. Call AA   3,220,750
250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%,
7/01/26
No Opt. Call A+   260,740
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital,
Inc., Series 2019A:
75 5.000%, 12/01/23 No Opt. Call A+ 76,366
100 5.000%, 12/01/24 No Opt. Call A+ 103,131
110 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%,
12/01/24
No Opt. Call A+   108,013
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
5.000%, 4/01/25
No Opt. Call AA   2,140,214
7,845 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2,
5.000%, 2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A-   8,151,661
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021:
125 4.000%, 1/01/23 No Opt. Call N/R 124,821
160 4.000%, 1/01/24 No Opt. Call N/R 158,749
210 4.000%, 1/01/25 No Opt. Call N/R 206,894
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021:
440 1.950%, 7/01/24 No Opt. Call N/R 417,234
460 2.250%, 7/01/26 No Opt. Call N/R 413,071
350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B, 4.000%, 9/15/25
No Opt. Call BBB-   344,736

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 455 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A, 4.000%,
9/15/23, (ETM)
No Opt. Call BBB-  (4) $ 457,917
1,640 Wisconsin Rapids School District, Wood and Portage Counties,
Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%,
4/01/24
No Opt. Call Aa3   1,682,181
50 Wisconsin State, General Obligation Bonds, Refunding Series 2021-2,
5.000%, 5/01/25
No Opt. Call AA+   52,173
1,300 Wisconsin State, Master Lease Certificates of Participation, Series 2021A,
4.000%, 9/01/25
No Opt. Call Aa2   1,324,206
38,900 Total Wisconsin 39,307,396
Wyoming - 0.1%
710 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24
No Opt. Call A 716,000
$ 739,239 Total Municipal Bonds (cost $777,199,797) 747,916,638
Shares Description (1) Value
X 1,665,564 COMMON STOCKS - 0.2%
X 1,665,564
Independent Power and Renewable Electricity Producers - 0.2%
22,152 Energy Harbor Corp (6),(7),(8) $ 1,665,564
Total Common Stocks (cost $751,144) 1,665,564
Total Long-Term Investments (cost $777,950,941) 749,582,202
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  3.2%
24,730,000 MUNICIPAL BONDS - 3.1%
X 24,730,000
Illinois - 0.7%
$ 5,930 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020C, 2.950%, 8/15/49, (Mandatory Put
9/30/2022) (9)
9/22 at 100.00 Aa3 $ 5,930,000
Minnesota - 1.3%
3,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A, 2.750%, 11/15/48, (Mandatory Put
9/30/2022) (9)
9/22 at 100.00 AA+ 3,000,000
7,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Variable Rate Demand Series 2018B, 2.300%,
11/15/48, (Mandatory Put 10/7/2022) (9)
9/22 at 100.00 AA+ 7,000,000
10,000 Total Minnesota 10,000,000
New York - 0.6%
5,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Series
2020I-3, 2.550%, 11/01/60, (Mandatory Put 10/7/2022) (9)
9/22 at 100.00 Aa2 5,000,000
Virginia - 0.5%
3,800 Loudoun County Industrial Development Authority, Virginia, Revenue
Bonds, Howard Hughes Medical Institute, Variable Rate Demand
Obligations, Series 2003B, 2.450%, 2/15/38, (Mandatory Put
10/7/2022) (9)
10/22 at 100.00 AAA 3,800,000
Total Short-Term Investments (cost $24,730,000) 24,730,000
Total Investments (cost $802,680,941 ) - 99.0% 774,312,202
Other Assets Less Liabilities -   1.0% 7,432,881
Net Assets - 100% $ 781,745,083

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
244
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’sor BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Common Stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
September 30, 2022
(Unaudited)
See accompanying notes to financial statements.
245
All-American
Intermediate
Duration Limited Term Short Term
Assets
Long-term investments, at value
†
$ 5,643,915,278 $ 7,997,704,444 $ 7,444,334,041 $ 749,582,202
Short-term investments, at value
◊
– – 1,470,000 24,730,000
Cash 56,831,074 10,308,441 – 2,716,730
Cash collateral at brokers for investments in futures contracts
(1)
19,327,574 – – –
Receivable for interest 82,698,759 94,276,361 79,911,913 9,529,822
Receivable for investments sold 62,500,208 49,708,721 65,436,712 10,255,000
Receivable for shares sold 14,416,854 40,889,786 17,751,014 1,956,143
Receivable for variation margin on futures contracts 3,766,984 – – –
Other assets 782,641 1,130,032 701,681 135,271
Total assets 5,884,239,372 8,194,017,785 7,609,605,361 798,905,168
Liabilities
Borrowings – 37,100,000 1,900,000 –
Cash overdraft – – 6,567,992 –
Floating rate obligations 288,605,000 – – –
Payable for dividends 3,580,560 5,338,740 1,932,405 235,722
Payable for interest 9,162,780 – – –
Payable for investments purchased - regular settlement 49,086,635 29,223,671 36,470,493 8,000,000
Payable for investments purchased - when-issued/delayed-delivery settlement 27,486,312 12,544,814 83,685,163 3,506,148
Payable for shares redeemed 22,499,673 37,683,142 27,392,730 4,833,191
Accrued expenses:
Management fees 1,858,456 2,666,912 2,116,679 258,998
Director/Trustees fees 687,147 947,184 609,428 57,658
12b-1 distribution and service fees 568,517 188,232 274,280 57,807
Other 1,289,052 1,700,000 1,698,520 210,561
Total liabilities 404,824,132 127,392,695 162,647,690 17,160,085
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 5,479,415,240 $ 8,066,625,090 $ 7,446,957,671 $ 781,745,083
†
Long-term investments, cost $ 6,172,692,443 $ 8,637,680,516 $ 7,782,369,429 $ 777,950,941
◊
Short-term investments, cost $ — $ — $ 1,470,000 $ 24,730,000

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.
246
All-American
Intermediate
Duration Limited Term Short Term
Class A Shares
Net Assets $ 2,322,940,394 $ 871,936,084 $ 1,328,300,889 $ 280,948,220
Shares outstanding 239,057,837 103,534,555 126,044,488 29,242,983
Net asset value ("NAV") per share $ 9.72 $ 8.42 $ 10.54 $ 9.61
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.15 $ 8.68 $ 10.81 $ 9.86
Class C Shares
Net Assets $ 201,773,596 $ 44,958,071 $ 57,726,638 $ 13,767,504
Shares outstanding 20,756,247 5,336,096 5,499,295 1,438,368
NAV and offering price per share $ 9.72 $ 8.43 $ 10.50 $ 9.57
Class R6 Shares
Net Assets $ 118,071,254 $ — $ — $ —
Shares outstanding 12,085,973 — — —
NAV and offering price per share $ 9.77 $ — $ — $ —
Class I Shares
Net Assets $ 2,836,629,996 $ 7,149,730,935 $ 6,060,930,144 $ 487,029,359
Shares outstanding 290,541,394 846,322,899 577,340,986 50,627,480
NAV and offering price per share $ 9.76 $ 8.45 $ 10.50 $ 9.62
Fund level net assets consist of:
Capital paid-in $ 6,684,681,346 $ 8,824,405,670 $ 7,854,420,147 $ 814,137,223
Total distributable earnings (loss) (1,205,266,106) (757,780,580) (407,462,476) (32,392,140)
Fund level net assets $ 5,479,415,240 $ 8,066,625,090 $ 7,446,957,671 $ 781,745,083
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
September 30, 2022
(Unaudited)
See accompanying notes to financial statements.
247
All-American
Intermediate
Duration Limited Term Short Term
Investment Income
Interest $ 133,745,483 $ 126,307,449 $ 72,499,992 $ 6,306,639
Total Investment Income 133,745,483 126,307,449 72,499,992 6,306,639
Expenses
– – – –
Management fees 12,577,457 16,963,873 13,303,635 1,550,458
12b-1 service fees - Class A Shares 2,616,021 920,990 1,433,539 288,775
12b-1 distribution and service fees - Class C Shares 1,150,277 255,875 322,315 66,940
Shareholder servicing agent fees 1,272,521 1,820,302 1,852,087 137,277
Interest expense 5,271,819 262,228 197,102 5,242
Custodian expenses, net 253,176 268,375 248,161 57,260
Director/Trustees fees 102,784 143,024 128,870 11,894
Professional fees 136,476 118,133 116,380 45,047
Shareholder reporting expenses 119,642 103,702 150,105 17,605
Federal and state registration fees 140,592 144,745 138,151 68,171
Other 28,466 38,242 31,092 7,318
Total expenses 23,669,231 21,039,489 17,921,437 2,255,987
Net investment income (loss) 110,076,252 105,267,960 54,578,555 4,050,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (570,467,393) (67,972,183) (34,051,074) (1,962,339)
Net realized gain (loss) from futures contracts 23,191,506 — — —
Change in net unrealized appreciation (depreciation) of investments (378,769,330) (586,532,306) (260,209,791) (15,238,908)
Change in net unrealized appreciation (depreciation) of futures contracts 52,823,971 — — —
Net realized and unrealized gain (loss) (873,221,246) (654,504,489) (294,260,865) (17,201,247)
Net increase (decrease) in net assets from operations $ (763,144,994) $ (549,236,529) $ (239,682,310) $ (13,150,595)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

All-American Intermediate Duration
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Operations
Net investment income (loss) $ 110,076,252 $ 244,170,032 $ 105,267,960 $ 214,707,654
Net realized gain (loss) from investments (570,467,393) (62,213,863) (67,972,183) (22,256,218)
Net realized gain (loss) from futures contracts 23,191,506 — — —
Change in net unrealized appreciation (depreciation) of
investments (378,769,330) (677,950,463) (586,532,306) (549,491,857)
Change in net unrealized appreciation (depreciation) of futures contracts 52,823,971 – – –
Net increase (decrease) in net assets from operations (763,144,994) (495,994,294) (549,236,529) (357,040,421)
Distributions to Shareholders
Dividends:
Class A Shares (41,506,413) (93,283,733) (9,245,838) (18,613,900)
Class C Shares (2,651,089) (5,871,404) (299,654) (656,752)
Class C2 Shares
(1)
– (37,474) – (9,476)
Class R6 Shares (2,323,964) (4,471,700) – –
Class I Shares (58,512,514) (137,308,881) (87,925,921) (192,776,361)
Decrease in net assets from distributions to shareholders (104,993,980) (240,973,192) (97,471,413) (212,056,489)
Fund Share Transactions
Proceeds from sale of shares 1,413,787,260 2,294,145,641 3,385,592,555 3,213,521,580
Proceeds from shares issued to shareholders due to reinvestment of distributions 81,242,929 186,486,554 66,343,852 135,212,575
1,495,030,189 2,480,632,195 3,451,936,407 3,348,734,155
Cost of shares redeemed (2,834,886,147) (1,913,841,196) (4,520,394,549) (3,350,407,484)
Net increase (decrease) in net assets from Fund share transactions (1,339,855,958) 566,790,999 (1,068,458,142) (1,673,329)
Net increase (decrease) in net assets (2,207,994,932) (170,176,487) (1,715,166,084) (570,770,239)
Net assets at the beginning of period 7,687,410,172 7,857,586,659 9,781,791,174 10,352,561,413
Net assets at the end of period $ 5,479,415,240 $ 7,687,410,172 $ 8,066,625,090 $ 9,781,791,174

See accompanying notes to financial statements.

Limited Term Short Term
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Operations
Net investment income (loss) $ 54,578,555 $ 102,431,297 $ 4,050,652 $ 7,287,696
Net realized gain (loss) from investments (34,051,074) (7,615,557) (1,962,339) (997,395)
Change in net unrealized appreciation (depreciation) of
investments (260,209,791) (313,709,310) (15,238,908) (26,205,670)
Net increase (decrease) in net assets from operations (239,682,310) (218,893,570) (13,150,595) (19,915,369)
Distributions to Shareholders
Dividends:
Class A Shares (6,933,240) (16,544,081) (1,268,211) (2,354,754)
Class C Shares (58,303) (187,654) (7,829) (6,846)
Class C2 Shares
(1)
– (15,191) – (2,454)
Class I Shares (38,930,378) (83,485,428) (2,548,801) (4,839,142)
Decrease in net assets from distributions to shareholders (45,921,921) (100,232,354) (3,824,841) (7,203,196)
Fund Share Transactions
Proceeds from sale of shares 1,931,715,829 3,224,814,549 365,073,084 374,520,037
Proceeds from shares issued to shareholders due to reinvestment of distributions 34,673,329 73,943,165 2,559,644 4,828,736
1,966,389,158 3,298,757,714 367,632,728 379,348,773
Cost of shares redeemed (2,688,756,921) (2,396,478,264) (306,366,721) (431,939,802)
Net increase (decrease) in net assets from Fund share transactions (722,367,763) 902,279,450 61,266,007 (52,591,029)
Net increase (decrease) in net assets (1,007,971,994) 583,153,526 44,290,571 (79,709,594)
Net assets at the beginning of period 8,454,929,665 7,871,776,139 737,454,512 817,164,106
Net assets at the end of period $ 7,446,957,671 $ 8,454,929,665 $ 781,745,083 $ 737,454,512
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

All-American
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 11.08 $ 0.17 $ (1.36) $ (1.19) $ (0.17) $ — $ (0.17) $ 9.72
2022 12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
2021 11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
2020 11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
2019 11.44 0.42 0.15 0.57 (0.41) — (0.41) 11.60
2018 11.34 0.43 0.10 0.53 (0.43) — (0.43) 11.44
Class
C
2023(e) 11.08 0.13 (1.37) (1.24) (0.12) — (0.12) 9.72
2022 12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
2021 11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
2020 11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
2019 11.44 0.33 0.15 0.48 (0.32) — (0.32) 11.60
2018 11.35 0.33 0.10 0.43 (0.34) — (0.34) 11.44
Class
R6
2023(e) 11.14 0.19 (1.38) (1.19) (0.18) — (0.18) 9.77
2022 12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
2021 11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
2020 11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
2019 11.49 0.45 0.15 0.60 (0.43) — (0.43) 11.66
2018 11.39 0.46 0.09 0.55 (0.45) — (0.45) 11.49
Class
I
2023(e) 11.13 0.19 (1.38) (1.19) (0.18) — (0.18) 9.76
2022 12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
2021 11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
2020 11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
2019 11.49 0.44 0.15 0.59 (0.43) — (0.43) 11.65
2018 11.39 0.45 0.10 0.55 (0.45) — (0.45) 11.49
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended September 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 10 .86 ) % $ 2,322,940 0 .81% (f) 0 .65% (f) 3 .31% (f) 25%
( 5 .76 ) 3,012,154 0 .70 0 .64 2 .80 27
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
5 .11 1,554,833 0 .73 0 .69 3 .68 29
4 .66 1,325,011 0 .72 0 .69 3 .69 14
( 11 .24 ) 201,774 1 .61 (f) 1 .45 (f) 2 .51 (f) 25
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
4 .29 195,053 1 .53 1 .49 2 .88 29
3 .76 186,999 1 .52 1 .49 2 .89 14
( 10 .77 ) 118,071 0 .58 (f) 0 .42 (f) 3 .54 (f) 25
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
5 .40 12,469 0 .49 0 .45 3 .90 29
4 .86 6,725 0 .48 0 .45 3 .94 14
( 10 .79 ) 2,836,630 0 .61 (f) 0 .45 (f) 3 .54 (f) 25
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14
5 .31 2,168,129 0 .53 0 .49 3 .88 29
4 .86 1,979,364 0 .52 0 .49 3 .89 14

Financial Highlights
(continued)
Intermediate Duration
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 9.05 $ 0.10 $ (0.64) $ (0.54) $ (0.09) $ — $ (0.09) $ 8.42
2022 9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
2021 9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
2020 9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
2019 9.07 0.26 0.21 0.47 (0.25) — (0.25) 9.29
2018 9.03 0.27 0.02 0.29 (0.25) — (0.25) 9.07
Class
C
2023(f) 9.06 0.06 (0.64) (0.58) (0.05) — (0.05) 8.43
2022 9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
2021 9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
2020 9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
2019 9.08 0.19 0.20 0.39 (0.18) — (0.18) 9.29
2018 9.03 0.19 0.04 0.23 (0.18) — (0.18) 9.08
Class
I
2023(f) 9.08 0.11 (0.64) (0.53) (0.10) — (0.10) 8.45
2022 9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
2021 9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
2020 9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
2019 9.10 0.28 0.20 0.48 (0.27) — (0.27) 9.31
2018 9.05 0.29 0.03 0.32 (0.27) — (0.27) 9.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended September 30, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
(6.02) % $ 871,936 0.65% (g) 0.65% (g) 2.21% (g) 8%
(3.66) 940,178 0.63 0.63 1.87 26
5.79 967,315 0.64 0.64 2.12 18
2.28 768,267 0.65 0.65 2.45 22
5.29 603,262 0.67 0.67 2.86 15
3.25 525,754 0.68 0.68 2.90 18
(6.40) 44,958 1.45 (g) 1.45 (g) 1.40 (g) 8
(4.34) 55,713 1.43 1.43 1.07 26
4.93 65,566 1.44 1.44 1.33 18
1.48 59,004 1.45 1.45 1.65 22
4.35 48,182 1.47 1.47 2.06 15
2.56 46,897 1.48 1.48 2.11 18
(5.88) 7,149,731 0.45 (g) 0.45 (g) 2.40 (g) 8
(3.46) 8,785,900 0.43 0.43 2.06 26
5.97 9,315,167 0.44 0.44 2.32 18
2.58 7,775,550 0.45 0.45 2.65 22
5.37 6,138,037 0.47 0.47 3.06 15
3.56 4,782,475 0.48 0.48 3.11 18

Financial Highlights
(continued)
Limited Term
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2023(e) $ 10.92 $ 0.07 $ (0.40) $ (0.33) $ (0.05) $ — $ — $ (0.05) $ 10.54
2022 11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
2021 11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
2020 11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
2019 10.83 0.23 0.23 0.46 (0.21) — — (0.21) 11.08
2018 10.88 0.21 (0.06) 0.15 (0.20) — — (0.20) 10.83
Class
C
2023(e) 10.88 0.02 (0.39) (0.37) (0.01) — — (0.01) 10.50
2022 11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
2021 10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
2020 11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
2019 10.78 0.14 0.24 0.38 (0.12) — — (0.12) 11.04
2018 10.83 0.12 (0.06) 0.06 (0.11) — — (0.11) 10.78
Class
I
2023(e) 10.88 0.08 (0.40) (0.32) (0.06) — — (0.06) 10.50
2022 11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
2021 10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
2020 11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
2019 10.79 0.25 0.23 0.48 (0.23) — — (0.23) 11.04
2018 10.83 0.23 (0.05) 0.18 (0.22) — — (0.22) 10.79
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended September 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 3 .01 ) % $ 1,328,301 0 .60% (f) 0 .60% (f) 1 .20% (f) 15%
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
4 .27 1,015,540 0 .63 0 .63 2 .07 27
1 .36 998,226 0 .62 0 .62 1 .92 21
( 3 .40 ) 57,727 1 .40 (f) 1 .40 (f) 0 .40 (f) 15
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
3 .52 83,991 1 .43 1 .43 1 .27 27
0 .53 93,327 1 .42 1 .42 1 .12 21
( 2 .91 ) 6,060,930 0 .40 (f) 0 .40 (f) 1 .40 (f) 15
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22
4 .46 4,014,613 0 .43 0 .43 2 .27 27
1 .62 3,225,826 0 .42 0 .42 2 .12 21

Financial Highlights
(continued)
Short Term
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 9.82 $ 0.05 $ (0.22) $ (0.17) $ (0.04) $ — $ (0.04) $ 9.61
2022 10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
2021 10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
2020 10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
2019 9.98 0.14 0.10 0.24 (0.13) — (0.13) 10.09
2018 10.04 0.11 (0.07) 0.04 (0.10) — (0.10) 9.98
Class
C
2023(e) 9.79 0.01 (0.22) (0.21) (0.01) — (0.01) 9.57
2022 10.15 ( — ) (g) (0.36) (0.36) ( — ) (g) — — 9.79
2021 10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
2020 10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
2019 9.96 0.06 0.09 0.15 (0.05) — (0.05) 10.06
2018 10.02 0.03 (0.07) (0.04) (0.02) — (0.02) 9.96
Class
I
2023(e) 9.84 0.06 (0.23) (0.17) (0.05) — (0.05) 9.62
2022 10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
2021 10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
2020 10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
2019 9.99 0.16 0.10 0.26 (0.15) — (0.15) 10.10
2018 10.04 0.13 (0.06) 0.07 (0.12) — (0.12) 9.99
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended September 30, 2022.
(f)
Annualized.
(g)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 1 .71 ) % $ 280,948 0 .69% (f) 0 .69% (f) 0 .93% (f) 16%
( 2 .80 ) 277,719 0 .67 0 .67 0 .77 37
2 .90 329,109 0 .68 0 .68 1 .08 38
0 .96 259,148 0 .69 0 .69 1 .57 37
2 .42 156,526 0 .72 0 .72 1 .44 45
0 .41 168,828 0 .72 0 .72 1 .09 28
( 2 .19 ) 13,768 1 .49 (f) 1 .49 (f) 0 .14 (f) 16
( 3 .50 ) 12,359 1 .47 1 .47 ( 0 .02 ) 37
2 .08 16,519 1 .48 1 .48 0 .29 38
0 .16 17,781 1 .49 1 .49 0 .77 37
1 .53 6,879 1 .52 1 .52 0 .64 45
( 0 .37 ) 8,193 1 .52 1 .52 0 .29 28
( 1 .71 ) 487,029 0 .49 (f) 0 .49 (f) 1 .13 (f) 16
( 2 .51 ) 447,376 0 .47 0 .47 0 .97 37
3 .10 469,157 0 .48 0 .48 1 .28 38
1 .16 440,687 0 .49 0 .49 1 .77 37
2 .62 433,253 0 .52 0 .52 1 .64 45
0 .69 401,052 0 .51 0 .51 1 .29 28

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen Municipal Trust is comprised of Nuveen
All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen
Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term
Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20,
1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is September 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended September 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term)
if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C
Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its directors/trustees or its officers, all of whom receive remuneration for their services to the each Trust from the Adviser or its affiliates. The Funds’ Board of Director/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income, which is recorded on the ex-dividend date.
Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Investment Income, is also comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Fund
Gross
Custodian Fee
Credits
All-American
$ 18,531
Intermediate Duration
37,258
Limited Term
41,276
Short Term
3,971

Notes to Financial Statements
(Unaudited) (continued)
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adoped by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 5,588,922,328 $ 283,477 ** $ 5,589,205,805
Common Stocks – 54,076,488 *** – 54,076,488
Corporate Bonds – 583,758 – 583,758
Variable Rate Senior Loan Interests – 49,227 – 49,227
Investments in Derivatives:
Futures Contracts**** 52,823,971 – – 52,823,971
Total
$ 52,823,971 $ 5,643,631,801 $ 283,477 $ 5,696,739,249
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 7,786,830,221 $ 20,062 ** $ 7,786,850,283
Common Stocks – 200,412,787 *** – 200,412,787
Asset-Backed and Mortgage-Backed Securities – 10,441,374 – 10,441,374
Total
$ – $ 7,997,684,382 $ 20,062 $ 7,997,704,444
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 7,232,799,069 $ – $ 7,232,799,069
Common Stocks – 211,534,972 *** – 211,534,972
Short-Term Investments:
Municipal Bonds – 1,470,000 – 1,470,000
Total
$ – $ 7,445,804,041 $ – $ 7,445,804,041
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 747,916,638 $ – $ 747,916,638
Common Stocks – 1,665,564 *** – 1,665,564
Short-Term Investments:
Municipal Bonds – 24,730,000 – 24,730,000
Total
$ – $ 774,312,202 $ – $ 774,312,202
* Refer to the Fund's Portfolio of Investments for state and/or industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
*** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
**** Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(Unaudited) (continued)
remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 288,605,000 $ — $ 288,605,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 828,062,696 1 .22%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 288,605,000 $ — $ 288,605,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Purchases
Sales and
Maturities
All-American
$ 1,635,190,101 $ 3,589,935,543
Intermediate Duration
727,213,266 1,566,971,331
Limited Term
1,209,891,651 1,869,319,959
Short Term
197,724,206 116,309,726

Notes to Financial Statements
(Unaudited) (continued)
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of futures contracts held by the Fund as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty
Fund
Average notional amount of futures contracts
outstanding
*
All-American $ 936,789,834
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
All-American
Interest rate Futures contracts
Receivable for variation
margin on futures
contracts* $  52,823,971 - -
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
All-American Interest rate Future contracts $ 23,191,506 $ 52,823,971 credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/22
Year Ended
3/31/22
All-American Shares Amount Shares Amount
Shares sold:
Class A 29,295,732 $302,082,513 56,205,735 $686,889,738
Class A - automatic conversion of Class C Shares 26,810 281,687 10,961 131,937
Class A - automatic conversion of Class C2 Shares — — 596,057 7,361,302
Class C 1,610,728 16,596,520 4,280,919 52,395,291
Class R6 4,254,569 44,309,263 7,782,649 95,093,960
Class I 100,685,839 1,050,517,277 118,902,761 1,452,273,413
Shares issued to shareholders due to reinvestment of distributions:
Class A 3,547,626 36,477,238 6,817,019 82,468,230
Class C 230,535 2,370,980 427,321 5,172,663
Class C2
(1)
— — 2,645 32,477
Class R6 196,131 2,028,241 313,473 3,801,039
Class I 3,905,104 40,366,470 7,822,565 95,012,145
143,753,074 1,495,030,189 203,162,105 2,480,632,195
Shares redeemed:
Class A (65,592,976) (679,806,881) (52,744,723) (631,683,629)
Class C (5,035,861) (52,076,852) (4,983,850) (60,260,597)
Class C - automatic conversion to Class A Shares (26,810) (281,687) (10,968) (131,937)
Class C2
(1)
— — (585,597) (7,119,866)
Class C2 - automatic conversion to Class A Shares — — (595,575) (7,361,302)
Class R6 (6,679,544) (69,564,858) (3,188,302) (38,061,941)
Class I (195,752,169) (2,033,155,869) (97,542,195) (1,169,221,924)
(273,087,360) (2,834,886,147) (159,651,210) (1,913,841,196)
Net increase (decrease) (129,334,286) $(1,339,855,958) 43,510,895 $566,790,999
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
9/30/22
Year Ended
3/31/22
Intermediate Duration Shares Amount Shares Amount
Shares sold:
Class A 22,997,091 $201,898,360 21,648,832 $207,239,557
Class A - automatic conversion of Class C Shares 2,353 20,719 2,546 24,091
Class A - automatic conversion of Class C2 Shares — — 320,293 3,094,027
Class C 587,316 5,150,398 727,021 6,982,206
Class I 361,086,188 3,178,523,078 313,790,143 2,996,181,699
Shares issued to shareholders due to reinvestment of distributions:
Class A 931,598 8,150,130 1,700,655 16,228,772
Class C 30,865 270,059 60,155 574,801
Class C2
(1)
— — 904 8,724
Class I 6,599,038 57,923,663 12,371,099 118,400,278
392,234,449 3,451,936,407 350,621,648 3,348,734,155
Shares redeemed:
Class A (24,229,568) (212,384,931) (20,964,589) (198,989,525)
Class C (1,430,875) (12,540,491) (1,486,918) (14,177,961)
Class C - automatic conversion to Class A Shares (2,353) (20,719) (2,546) (24,091)
Class C2
(1)
— — (152,341) (1,464,237)
Class C2 - automatic conversion to Class A Shares — — (319,631) (3,094,027)
Class I (488,508,998) (4,295,448,408) (329,733,945) (3,132,657,643)
(514,171,794) (4,520,394,549) (352,659,970) (3,350,407,484)
Net increase (decrease) (121,937,345) $(1,068,458,142) (2,038,322) $(1,673,329)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
9/30/22
Year Ended
3/31/22
Limited Term Shares Amount Shares Amount
Shares sold:
Class A 16,796,392 $181,210,215 28,723,978 $325,496,307
Class A - automatic conversion of Class C Shares 2,340 25,527 2,804 31,725
Class A - automatic conversion of Class C2 Shares — — 764,353 8,705,985
Class C 701,094 7,519,187 896,216 10,107,903
Class I 162,222,775 1,742,960,900 255,331,073 2,880,472,629
Shares issued to shareholders due to reinvestment of distributions:
Class A 550,476 5,931,408 1,252,757 14,168,970
Class C 5,129 55,016 15,228 172,267
Class C2
(1)
— — 1,198 13,594
Class I 2,672,333 28,686,905 5,291,223 59,588,334
182,950,539 1,966,389,158 292,278,830 3,298,757,714
Shares redeemed:
Class A (30,771,042) (331,866,785) (32,457,125) (366,061,973)
Class C (1,710,198) (18,381,879) (2,256,198) (25,392,106)
Class C - automatic conversion to Class A Shares (2,348) (25,527) (2,814) (31,725)
Class C2
(1)
— — (414,299) (4,688,236)
Class C2 - automatic conversion to Class A Shares — — (765,698) (8,705,985)
Class I (217,941,310) (2,338,482,730) (177,537,462) (1,991,598,239)
(250,424,898) (2,688,756,921) (213,433,596) (2,396,478,264)
Net increase (decrease) (67,474,359) $(722,367,763) 78,845,234 $902,279,450
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
9/30/22
Year Ended
3/31/22
Short Term Shares Amount Shares Amount
Shares sold:
Class A 14,261,336 $139,111,962 10,567,472 $106,618,757
Class A - automatic conversion of Class C Shares 1,056 10,364 84 856
Class A - automatic conversion of Class C2 Shares — — 193,245 1,969,164
Class C 719,629 6,997,807 278,023 2,784,944
Class I 22,410,513 218,952,951 25,963,155 263,146,316
Shares issued to shareholders due to reinvestment of distributions:
Class A 116,545 1,136,527 204,589 2,071,588
Class C 710 6,885 620 6,301
Class C2
(1)
— — 207 2,103
Class I 145,084 1,416,232 271,108 2,748,744
37,654,873 367,632,728 37,478,503 379,348,773
Shares redeemed:
Class A (13,406,550) (130,948,187) (15,035,794) (151,976,150)
Class C (543,532) (5,298,587) (643,632) (6,503,006)
Class C - automatic conversion to Class A Shares (1,060) (10,364) (85) (856)
Class C2
(1)
— — (40,970) (416,944)
Class C2 - automatic conversion to Class A Shares — — (193,245) (1,969,164)
Class I (17,412,173) (170,109,583) (26,799,410) (271,073,682)
(31,363,315) (306,366,721) (42,713,136) (431,939,802)
Net increase (decrease) 6,291,558 $61,266,007 (5,234,633) $(52,591,029)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 5,929,977,248 $ 80,663,796 $ (602,505,225) $ (521,841,429)
Intermediate Duration
8,633,743,129 172,380,644 (808,419,329) (636,038,685)
Limited Term
7,782,050,430 159,528,244 (495,774,633) (336,246,389)
Short Term
802,677,661 964,452 (29,329,911) (28,365,459)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 7,990,537 $ 423,519 $ — $ (142,810,445) $ (182,742,179) $ — $ (19,988,564) $ (337,127,132)
Intermediate
Duration
4,280,973 527,896 — (49,762,358) (49,627,841) — (16,491,308) (111,072,638)
Limited Term
— 279,966 — (76,483,174) (38,818,907) — (7,469,920) (122,492,035)
Short Term
476,721 — — (13,129,030) (2,259,313) — (505,099) (15,416,721)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period March 1, 2022 through March 31, 2022 and paid on April 1, 2022.
Fund
Short-Term Long-Term Total
All-American
1
$ 164,207,007 $ 18,535,172 $ 182,742,179
Intermediate Duration
43,964,604 5,663,237 49,627,841
Limited Term
19,946,322 18,872,585 38,818,907
Short Term
1,017,651 1,241,662 2,259,313
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-
1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
All-American
0 .1618%
Intermediate Duration
0 .1621%
Limited Term
0 .1587%
Short Term
0 .1735%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
N/A - Not Applicable.

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 2,585,925 $ 3,526,990 $ (361,427)
Intermediate Duration
— — —
Limited Term
— — —
Short Term
24,877,197 — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
All-American
$ 998,732 $ 971,063
Intermediate Duration
501,493 492,701
Limited Term
199,989 194,617
Short Term
43,195 42,293
Fund
Commission
Advances
All-American
$ 864,466
Intermediate Duration
475,768
Limited Term
188,353
Short Term
40,547
Fund
12b-1 Fees
Retained
All-American
$ —
Intermediate Duration
23,431
Limited Term
11,569
Short Term
8,293
Fund
CDSC
Retained
All-American
$ 367,644
Intermediate Duration
85,702
Limited Term
203,266
Short Term
93,793

8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
All-American
$ 95,000,000
Intermediate Duration
105,300,000
Limited Term
84,200,000
Short Term
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
52 $ 43,575,000 2 .38%
Intermediate Duration
61 54,083,607 2 .07
Limited Term
60 34,138,333 2 .33
Short Term
— — —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floater or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short-Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short Municipal Debt Funds Classification Average
: Represents the average annualized total return for
all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Glossary of Terms Used in the Report
(Unaudited) (continued)

S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index:
An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 1 and 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer does not have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors or Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the
LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, California High Yield Municipal
Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. All of the other Funds in this Report primarily held highly liquid investments and therefore were exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investment.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Directors or Trustees, as applicable (the “Board” and each Director or
Trustee, a “Board Member”), of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2022, the Fund outperformed its benchmark for the five-year period ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the three-year period and first quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2021, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2021. The Fund also ranked in the second quartile of its Performance Peer
Group for the one- and three-year periods ended December 31, 2021 and first quartile for the five-year period ended December 31, 2021. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2022, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2022 and ranked in the second quartile of its Performance Peer
Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021 and third quartile for the five-year period ended
December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for such periods. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the All-American Fund had a net management fee and a net expense ratio that were below the respective peer average; (b) the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (c) the Short Term
Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the permanent expense cap applicable to the Intermediate Duration Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the
Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-NAT-0922D 2557706-INV-B-11/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more a bout Nuveen Funds at: www.nuveen.com/mutual-funds

Bond Funds
Mutual Funds
Nuveen Municipal
September 30,
2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen High Yield Municipal Bond Fund NHMAX NHCCX NHMFX NHMRX
Nuveen Short Duration High Yield Municipal Bond Fund NVHAX NVCCX — NVHIX
Nuveen Strategic Municipal Opportunities Fund NSAOX NSCOX — NSIOX

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If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 14
Expense Examples 15
Portfolios of Investments 17
Statement of Assets and Liabilities 350
Statement of Operations 352
Statement of Changes in Net Assets 353
Statement of Cash Flows 355
Financial Highlights 356
Notes to Financial Statements 362
Additional Fund Information 378
Glossary of Terms Used in this Report 379
Liquidity Risk Management Program 381
Annual Investment Management Agreement Approval Process 382

4
Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed)
and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May and 0.75% in June, July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to 3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S.
gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 18, 2022

Important Notices
5
For Shareholders of
Nuveen High Yield Municipal Bond Fund
Nuveen Short Duration High Yield Municipal Bond Fund
Nuveen Strategic Municipal Opportunities Fund
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Soft Closure of the Nuveen High Yield Municipal Bond Fund
After the close of business on September 30, 2021 (the “Closing Date”), Nuveen High Yield Municipal Bond Fund (the “Fund”)
suspended offering its shares to new investors (commonly referred to as a “soft closure”). Investors in the Fund as of the Closing
Date could continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions.
Shares of the Fund also remained available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continued to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund resumed the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure were rescinded.

6
Risk Considerations and Dividend
Information
Risk Considerations
Nuveen High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Short Duration High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Strategic Municipal Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The use of derivatives involves substantial financial risks and transaction costs. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. The Fund periodically engages in a significant amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations, such as alternative minimum tax, call, defaulted bond, income, municipal bond market liquidity, municipal lease obligations, other investment companies, political and economic, tax, and zero coupon bonds risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
7
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

8
Nuveen High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically con-
vert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the perfor-
mance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 6/07/99 (12.78)% (17.39)% 1.27% 3.71% 0.92%
Class A Shares at maximum Offering Price 6/07/99 (16.43)% (20.85)% 0.40% 3.26% —
S&P Municipal Yield Index — (9.96)% (15.11)% 1.97% 3.41% —
Lipper High Yield Municipal Debt Funds
Classification Average — (9.89)% (15.02)% 0.52% 2.31% —
Class I Shares 6/07/99 (12.62)% (17.16)% 1.49% 3.93% 0.72%
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (13.11)% (18.00)% 0.47% 3.30% 1.72%
Class C Shares at maximum Offering Price 2/10/14 (13.96)% (18.00)% 0.47% 3.30% –
Class R6 Shares 6/30/16 (12.65)% (17.16)% 1.52% 1.73% 0.69%
Effective Leverage Ratio 29.21%

9
Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 127.2%
Common Stocks 8.7%
Corporate Bonds 0.8%
Variable Rate Senior Loan
Interests 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets Less Liabilities (0.1)%
Net Assets Plus Floating Rate
Obligations 136.6%
Floating Rate Obligations (36.6)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.6%
AAA 0.3%
AA 14.0%
A 13.2%
BBB 6.7%
BB or Lower 12.8%
N/R (not rated) 45.1%
N/A (not applicable) 6.3%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 26.0%
Transportation 13.5%
Health Care 13.1%
Education and Civic
Organizations 9.7%
Tax Obligation/General 8.3%
Utilities 6.7%
Other 15.8%
Corporate Bonds 0.6%
Common Stocks 6.3%
Variable Rate Senior Loan
Interests 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 13.8%
Florida 12.8%
Illinois 9.0%
New York 9.0%
Colorado 8.4%
Puerto Rico 7.0%
Wisconsin 5.2%
Texas 4.0%
Arizona 2.4%
Ohio 2.3%
New Jersey 1.8%
Pennsylvania 1.8%
District of Columbia 1.6%
South Carolina 1.5%
Missouri 1.5%
Other 17.9%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

10
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Short Duration Municipal Yield Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such peri-
ods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class A Shares at NAV 2/01/13 (5.30)% (8.20)% 1.91% 2.79% 0.77%
Class A Shares at maximum Offering Price 2/01/13 (7.66)% (10.49)% 1.40% 2.53% —
S&P Short Duration Municipal Yield Index — (4.24)% (7.59)% 2.28% 2.87% —
Lipper High Yield Municipal Debt Funds
Classification Average — (9.89)% (15.02)% 0.52% 2.14% —
Class C Shares at NAV 2/10/14 (5.67)% (8.93)% 1.12% 2.35% 1.57%
Class C Shares at maximum Offering Price 2/10/14 (6.61)% (8.93)% 1.12% 2.35% –%
Class I Shares 2/01/13 (5.17)% (7.96)% 2.12% 3.00% 0.57%
Effective Leverage Ratio 3.58%

11
Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98.3%
Common Stocks 6.2%
Corporate Bonds 0.5%
Other Assets Less Lia bilities 2.0%
Net Assets Plus Floating Rate
Obligationsand Borrowings 107.0%
Borrowings (4.0)%
Floating Rate Obligations (3.0)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.6%
AAA 0.6%
AA 1.4%
A 7.7%
BBB 11.4%
BB or Lower 16.9%
N/R (not rated) 55.5%
N/A (not applicable) 5.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 25.1%
Utilities 11.9%
Tax Obligation/General 10.6%
Education and Civic
Organizations 10.5%
Transportation 9.7%
Long-Term Care 6.5%
Health Care 6.3%
Other 13.0%
Corporate Bonds 0.5%
Common Stocks 5.9%
Total 100%
States and Territories
2
(% of total municipal bonds)
Florida 17.0%
Puerto Rico 12.4%
Texas 7.2%
California 6.9%
Illinois 6.6%
Colorado 6.0%
Wisconsin 4.9%
Pennsylvania 4.6%
New York 4.0%
Ohio 3.4%
Arizona 2.6%
New Jersey 1.9%
Alabama 1.5%
Michigan 1.5%
Louisiana 1.3%
Other 18.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

12
Nuveen Strategic Municipal Opportunities Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
September 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2022
Total Returns as of
September 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class A Shares at NAV 12/16/14 (10.38)% (15.61)% 1.39% 2.43% 0.78%
Class A Shares at maximum Offering Price 12/16/14 (13.07)% (18.14)% 0.77% 2.03% —
S&P Municipal Bond Index — (6.32)% (10.81)% 0.68% 1.49% —
Lipper General & Insured Municipal Debt Funds
Classification Average — (7.96)% (13.21)% 0.15% 1.07% —
Class C Shares at NAV 12/16/14 (10.67)% (16.24)% 0.60% 1.62% 1.58%
Class C Shares at maximum Offering Price 12/16/14 (11.56)% (16.24)% 0.60% 1.62% –%
Class I Shares 12/16/14 (10.27)% (15.41)% 1.61% 2.64% 0.58%
Effective Leverage Ratio 1.18%

13
Holdings Summaries as of September 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 93.8%
Common Stocks 2.0%
Corporate Bonds 0.1%
Variable Rate Senior Loan
Interests 0.0%
Other Assets Less Liabilities 5.3%
Net Assets Plus Floating Rate
Obligations 101.2%
Floating Rate Obligations (1.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.6%
AAA 5.9%
AA 19.3%
A 19.0%
BBB 10.5%
BB or Lower 10.2%
N/R (not rated) 32.4%
N/A (not applicable) 2.1%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 27.1%
Transportation 18.1%
Tax Obligation/General 10.7%
Education and Civic
Organizations 10.5%
Health Care 9.3%
Utilities 9.1%
Industrials 5.3%
Other 7.7%
Corporate Bonds 0.1%
Common Stocks 2.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
2
(% of total municipal bonds)
New York 13.2%
Florida 11.1%
Colorado 10.3%
California 10.2%
Texas 7.5%
Illinois 7.1%
Puerto Rico 3.9%
Pennsylvania 3.7%
Ohio 2.7%
Wisconsin 2.2%
Arizona 2.2%
District of Columbia 1.9%
Virginia 1.8%
Michigan 1.8%
Alabama 1.7%
Other 18.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

14
Yields
as of September 30, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .35% 4 .75% 5 .86% 5 .83%
SEC 30-Day Yield 5 .32% 4 .72% 5 .82% 5 .78%
Taxable-Equivalent Yield (40.8%)
2
8 .71% 7 .73% 9 .53% 9 .46%
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .25% 2 .56% 3 .64%
SEC 30-Day Yield 3 .83% 3 .17% 4 .20%
Taxable-Equivalent Yield (40.8%)
2
6 .29% 5 .21% 6 .90%
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .03% 2 .34% 3 .41%
SEC 30-Day Yield 3 .82% 3 .16% 4 .20%
Taxable-Equivalent Yield (40.8%)
2
6 .03% 4 .99% 6 .63%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Expense
Examples
15
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2022.
The beginning of the period is April 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 872.18 $ 868.92 $ 873.50 $ 873.78
Expenses Incurred During the Period $ 3.61 $ 7.31 $ 2.49 $ 2.63
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.21 $ 1,017.25 $ 1,022.41 $ 1,022.26
Expenses Incurred During the Period $ 3.90 $ 7.89 $ 2.69 $ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.56%, 0.53% and 0.56% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 947.03 $ 943.26 $ 948.31
Expenses Incurred During the Period $ 4.00 $ 7.89 $ 2.98
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.96 $ 1,016.95 $ 1,022.01
Expenses Incurred During the Period $ 4.15 $ 8.19 $ 3.09
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Expense Examples
(continued)
16
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 896.16 $ 893.28 $ 897.32
Expenses Incurred During the Period $ 3.71 $ 7.50 $ 2.76
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.16 $ 1,017.15 $ 1,022.16
Expenses Incurred During the Period $ 3.95 $ 7.99 $ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

17
Nuveen High Yield Municipal Bond Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 136.7%
X
21,986,650,353 MUNICIPAL BONDS - 127.2%
X 21,986,650,353
Alabama - 1.6%
$ 2,918 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
10/22 at 100.00 N/R   $ 29
16,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   11,200,000
3,397 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   10,081,300
Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the
Aging, Refunding Series 2015-1:
1,350 5.750%, 6/01/35 6/26 at 100.00 N/R 1,252,422
2,500 5.750%, 6/01/45 6/26 at 100.00 N/R 2,188,125
4,220 Homewood Educational Building Authority, Alabama, Educational
Facilities Revenue Bonds, Samford University, Series 2019A, 4.000%,
12/01/49, (UB) (5)
12/29 at 100.00 0   3,407,565
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call B-   1,806,276
100,400 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B-   102,363,824
20,370 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB)
6/30 at 100.00 A1   17,542,033
Jefferson County, Alabama, Sewer Revenue Warrants,
Senior Lien Series 2013C:
11,250 6.500%, 10/01/38 - AGM Insured 10/23 at 105.00 BB+ 11,362,275
5,000 6.600%, 10/01/42 - AGM Insured 10/23 at 105.00 BB+ 5,045,350
2,520 6.750%, 10/01/46 - AGM Insured 10/23 at 105.00 BB+ 2,540,513
10,000 6.900%, 10/01/50 - AGM Insured 10/23 at 105.00 BB+ 10,071,400
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 BB   19,014,850
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.20 BB   396,110
1,250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R   935,975
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   32,290,596
Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A:
2,000 3.000%, 9/01/46 - AGM Insured, (UB) (5) 9/31 at 100.00 0 1,428,120
3,000 3.000%, 9/01/51 - AGM Insured, (UB) (5) 9/31 at 100.00 0 2,046,600

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
18
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 23,605 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   $ 19,940,796
15,610 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/48, (UB) (5)
9/29 at 100.00 0   13,491,567
288,670 Total Alabama 270,784,079
Arizona - 3.0%
6,360 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   6,226,122
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,662,168
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,940,540
1,885 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB   1,719,158
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Franklin Phonetic
Charter School Project, Refunding Series 2017:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 N/R 532,672
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 N/R 1,240,533
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 N/R 1,347,367
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, KIPP Nashville Project,
Series 2022A:
1,500 5.000%, 7/01/57 7/30 at 100.00 BBB 1,357,710
1,000 5.000%, 7/01/62 7/30 at 100.00 BBB 886,880
2,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence East Tucson & Central
Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A
7/24 at 101.00 N/R   1,717,520
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Montessori Academy
Projects, Refunding Series 2017A:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 N/R 595,434
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 N/R 3,086,275
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2017B:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 BB 1,174,963
565 5.250%, 7/01/51, 144A 7/27 at 100.00 BB 522,467
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2022:
285 5.000%, 7/01/32, 144A No Opt. Call BB+ 283,586
3,000 5.250%, 7/01/52, 144A 7/32 at 100.00 BB+ 2,767,170
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/37, 144A
9/27 at 100.00 BB+   1,461,385
1,340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 BBB-   1,033,033

19
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   $ 10,593,900
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   10,851,450
3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   2,719,380
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R   4,610,998
3,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 BB   3,282,722
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 BB+   3,221,474
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Pinecrest Academy of Nevada
Sloan Canyon Campus Project, Series 2020A-2:
6,145 6.000%, 9/15/38, 144A 9/23 at 105.00 BB+ 6,514,376
20,060 6.150%, 9/15/53, 144A 9/23 at 105.00 BB+ 21,222,878
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds' Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 BB-   1,197,994
38,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.150%, 12/01/57, 144A
12/31 at 100.00 BB   25,817,396
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Subordinate
Series 2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R   27,008,266
10,000 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, Greenville University, Series 2022, 6.500%, 11/01/53, 144A
11/32 at 100.00 BB+   9,146,400
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 N/R   11,327,335
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45, (UB) (5)
2/30 at 100.00 A+   2,755,974
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R   16,579,006
9,573 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R   7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R   1,644,800
Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2014:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 N/R 668,552
650 5.000%, 7/15/33, 144A 7/24 at 100.00 N/R 663,305
750 5.000%, 7/15/38, 144A 7/24 at 100.00 N/R 763,410
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
5.375%, 7/01/39, 144A
7/24 at 100.00 N/R   1,008,227

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
20
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,055 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito Assessment
District 2, Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 N/R   $ 1,848,822
3,250 Florence Town Inc., Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional School Project - Queen
Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43,
(Pre-refunded 7/01/23), 144A
7/23 at 100.00 Ba2  (6) 3,314,805
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   6,158,999
2,685 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.500%, 10/01/51, 144A
10/27 at 103.00 N/R   2,627,863
17,465 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51, (UB)
(5)
3/31 at 100.00 0   11,650,552
14,335 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB) (5)
1/28 at 100.00 AA-   12,965,577
17,830 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (5)
7/30 at 100.00 AA-   12,440,169
23,575 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (5)
7/30 at 100.00 AA-   16,287,732
265 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
10/22 at 100.00 N/R   245,456
12,555 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40, (UB) (5)
7/27 at 100.00 0   11,594,166
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB   2,923,639
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Project, Series 2014A:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2 3,108,330
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 Ba2 10,361,700
4,650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   4,276,419
5,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/46, 144A
7/26 at 100.00 Ba2   4,577,550
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Guam Facilities Foundation, Inc. Project,
Series 2014:
21,375 5.000%, 2/01/29 2/24 at 100.00 B+ 20,230,582
18,375 5.125%, 2/01/34 2/24 at 100.00 B+ 16,939,545
22,835 5.375%, 2/01/41 2/24 at 100.00 B+ 20,939,467
9,135 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project,
Series 2016, 5.400%, 10/01/36
10/25 at 101.00 N/R   7,156,724
6,320 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R   6,005,264

21
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,360 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
10/22 at 100.00 N/R   $ 2,906,266
Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Desert Heights Charter
School, Series 2014:
1,000 7.000%, 5/01/34 5/24 at 100.00 N/R 1,023,330
1,800 7.250%, 5/01/44 5/24 at 100.00 N/R 1,840,788
650 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project, Series
2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R   562,835
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 2,395,991
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 3,840,674
5,120 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/55, 144A
7/26 at 103.00 N/R   4,291,072
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
3,445 5.250%, 7/01/36 7/26 at 100.00 BB- 3,295,659
5,700 5.375%, 7/01/46 7/26 at 100.00 BB- 5,258,706
6,830 5.500%, 7/01/51 7/26 at 100.00 BB- 6,362,282
13,805 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   13,661,566
1,465 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R   1,250,231
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, LEAD Charter School
Project, Series 2014:
1,860 6.750%, 3/01/34 3/24 at 100.00 N/R 1,865,022
4,990 8.750%, 3/01/44 3/24 at 100.00 N/R 5,118,692
8,790 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 9.000%, 2/01/44
2/24 at 100.00 N/R   9,163,048
2,660 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   2,673,380
11,315 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   11,495,022
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020:
1,335 5.000%, 6/15/35, 144A 6/28 at 100.00 N/R 1,159,367
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 N/R 4,046,630
2,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R   1,625,480

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
22
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority,
Arizona, Education Facility Revenue Bonds, The Paideia
Academies Project, 2019:
$ 685 5.125%, 7/01/39 7/25 at 100.00 N/R $ 608,890
1,050 5.250%, 7/01/49 7/25 at 100.00 N/R 890,305
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB   5,520,505
5,900 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (5)
4/31 at 100.00 A   3,846,210
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
60 5.250%, 12/01/22 No Opt. Call BBB+ 60,106
80 5.250%, 12/01/28 No Opt. Call BBB+ 82,769
21,530 5.500%, 12/01/37, 144A No Opt. Call Ba3 22,221,974
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   9,570,720
7,585 Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57, 144A
6/29 at 103.00 N/R   6,963,295
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 1,945,089
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 N/R 2,340,563
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R 2,669,481
4,340 Yavapai County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
10/22 at 100.00 BB+   4,112,410
609,229 Total Arizona 518,845,807
Arkansas - 0.5%
28,755 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation,
Green Series 2022, 5.450%, 9/01/52, (AMT), 144A , (WI/DD, Settling
10/14/22)
9/25 at 105.00 BB   26,014,936
70,695 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B-   57,424,842
8,170 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 B-   6,910,186
107,620 Total Arkansas 90,349,964
California - 17.6%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 5.400%, 10/01/49 - AGM Insured 10/37 at 100.00 A1 4,355,114
32,440 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 AA 14,908,451

23
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022A:
$ 23,750 5.300%, 10/01/47 10/37 at 100.00 A- $ 10,751,863
5,720 5.350%, 10/01/48 10/37 at 100.00 A- 2,593,791
20,430 5.375%, 10/01/49 10/37 at 100.00 A 9,260,306
11,890 5.400%, 10/01/50 10/37 at 100.00 A3 5,367,265
10,000 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 5.530%, 8/01/44
8/38 at 100.00 AA   5,950,800
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
5,500 0.010%, 9/01/34 - AGM Insured No Opt. Call A2 3,274,920
2,325 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (6) 1,371,331
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,120,136
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
300 5.250%, 3/01/36 3/26 at 100.00 Ba3 300,504
9,075 5.000%, 3/01/41 3/26 at 100.00 Ba3 8,436,937
10,900 5.000%, 3/01/46 3/26 at 100.00 Ba3 9,714,080
3,415 Antioch Unified School District, Contra Costa County, California, General
Obligation Bonds, School Facilities Improvement District 1, Tender
Option Bond Trust 2016-XG0071, 10.162%, 8/01/47, 144A, (IF) (5)
8/23 at 100.00 Aa2   3,565,362
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2017A:
4,890 4.000%, 11/01/42, (UB) (5) 11/26 at 100.00 0 4,502,516
3,750 4.000%, 11/01/46, (UB) (5) 11/26 at 100.00 0 3,373,688
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/42 (7) 5/40 at 100.00 A+ 1,086,657
4,480 0.000%, 5/01/47 (7) 5/40 at 100.00 A+ 2,825,581
4,210 Banning Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 0   3,745,805
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Fixed Rate
Series 2017S-7:
13,000 4.000%, 4/01/47, (UB) (5) 4/27 at 100.00 0 11,604,450
1,000 4.000%, 4/01/49, (UB) (5) 4/27 at 100.00 0 885,390
19,315 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54, (Pre-
refunded 10/01/24), (UB) (5)
10/24 at 100.00 0  (6) 20,027,530
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB)
(5)
10/29 at 100.00 0   4,968,704
1,950 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
10/22 at 100.00 N/R   1,957,039
7,205 Cabrillo Unified School District, San Mateo County, California, General
Obligation Bonds, Series 2017C, 4.000%, 8/01/46, (UB) (5)
8/26 at 100.00 0   6,470,306
4,155 Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 0   3,723,960
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series
2021A-2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R   2,483,560

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
24
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 11,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   $ 8,110,285
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R   7,091,595
26,625 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   19,344,394
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   860,410
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R   10,338,411
10,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   6,969,000
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
10/22 at 22.07 N/R   2,202,100
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 0.000%, 6/01/57
10/22 at 14.05 N/R   1,983,765
27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   4,432,320
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
10/22 at 26.21 N/R   13,270,800
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding
Corporation, Subordinate Turbo Capital Appreciation Series 2006B,
0.000%, 6/01/46
10/22 at 25.47 N/R   6,487,338
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R   1,366,632
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R   1,575,450
32,360 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   28,588,766
6,665 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40, (Pre-
refunded 8/15/25), (UB)
8/25 at 100.00 0  (6) 6,820,494
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530 4.000%, 11/15/41, (UB) (5) 11/26 at 100.00 A 10,403,750
22,820 5.000%, 11/15/46, (Pre-refunded 11/15/26), (UB) (5) 11/26 at 100.00 N/R (6) 24,352,363
33,090 5.000%, 11/15/46, (UB) (5) 11/26 at 100.00 A 33,119,450
27,515 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
(5)
11/27 at 100.00 A   23,931,446

25
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 24,760 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42, (UB) (5)
11/27 at 100.00 A   $ 22,164,904
6,435 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/39, (UB) (5)
3/26 at 100.00 A   5,763,508
6,500 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 3.000%, 8/15/51, (UB) (5)
8/31 at 100.00 Aa3   4,503,135
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
3,810 5.000%, 2/01/42, (UB) (5) 2/27 at 100.00 0 3,873,474
6,830 5.000%, 2/01/47, (UB) (5) 2/27 at 100.00 0 6,856,569
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
10,000 4.000%, 11/01/38, (UB) (5) 11/27 at 100.00 0 9,280,200
147,600 4.000%, 11/01/44, (UB) (5) 11/27 at 100.00 AA- 131,479,128
42,070 5.000%, 11/01/47, (UB) (5) No Opt. Call 0 44,061,173
9,250 4.000%, 11/01/51, (UB) (5) 11/27 at 100.00 0 7,982,843
540 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 11.113%, 8/15/43, 144A, (IF) (5)
8/24 at 100.00 AA   543,580
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0120:
261 21.938%, 10/01/38, 144A, (IF) (5) 10/24 at 100.00 0 287,773
199 21.938%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 0 (6) 219,414
845 12.367%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 850,535
3,150 12.400%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,170,695
2,000 12.400%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,013,140
2,000 12.400%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,013,140
29,145 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB) (5)
10/26 at 100.00 AA-   25,808,480
3,335 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (5)
8/25 at 100.00 0   3,335,334
1,585 California Housing Finance Agency, Multifamily Housing Revenue
Bonds, Redwood Gardens Apartments, Subordinate Lien Series
2021N-S, 4.000%, 3/01/37, 144A
3/31 at 100.00 N/R   1,203,047
8,715 California Infrastructure and Economic Development Bank,
Infrastructure State Revolving Fund Revenue Bonds, Series 2016A,
4.000%, 10/01/45, (Pre-refunded 10/01/26), (UB) (5)
10/26 at 100.00 0  (6) 8,950,828
6,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, Academy of Motion Picture Arts and Sciences Obligated
Group, Series 2015A, 4.000%, 11/01/45, (UB) (5)
11/23 at 100.00 0   5,483,802
1,490 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R   1,276,319
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
10/22 at 102.00 BB   1,410,435
California Municipal Finance Authority Charter School
Revenue Bonds, River Charter Schools Project, Series
2018A:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 BB 634,643
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 BB 1,517,100
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 BB 1,458,271

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
26
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/48, 144A
6/28 at 100.00 Ba1   $ 998,936
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
500 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 489,280
6,275 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 5,806,822
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 N/R 1,290,447
1,650 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,366,315
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
10/22 at 102.00 BB   1,795,700
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
200 5.250%, 8/01/42 10/22 at 100.00 BB 180,580
675 5.300%, 8/01/47 10/22 at 100.00 BB 601,594
1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49,
144A
8/24 at 100.00 BB-   1,692,617
850 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45,
144A
8/26 at 100.00 N/R   861,296
California Municipal Finance Authority, Educational
Facilities Revenue Bonds, OCEAA Project, Series 2008A:
565 6.750%, 10/01/28 10/22 at 100.00 N/R 565,424
1,000 7.000%, 10/01/39 10/22 at 100.00 N/R 1,000,460
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R   1,242,200
7,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (6) 7,877,060
California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A:
1,000 5.000%, 11/01/36, 144A 11/26 at 100.00 N/R 1,008,750
3,935 5.000%, 11/01/46, 144A 11/26 at 100.00 N/R 3,936,259
California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern
Nevada Project, Series 2012A:
550 6.625%, 1/01/32, 144A 10/22 at 100.00 N/R 537,300
515 6.875%, 1/01/42, 144A 10/22 at 100.00 N/R 482,473
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R   1,061,029
10,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021., 3.000%, 10/01/49, (UB) (5)
10/28 at 103.00 0   6,633,500
9,350 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured,
(AMT), (UB) , (WI/DD, Settling 10/03/22) (5)
6/28 at 100.00 BBB-   7,972,558

27
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured,
(AMT) , (WI/DD, Settling 10/03/22)
6/28 at 100.00 BBB-   $ 852,680
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   7,039,620
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 N/R   3,566,327
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R   2,046,643
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
8,500 3.000%, 5/15/51 - BAM Insured, (UB) (5) 5/31 at 100.00 0 5,679,445
5,835 3.000%, 5/15/54 - BAM Insured, (UB) (5) 5/31 at 100.00 0 3,778,104
5,600 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R   336,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (4)
12/23 at 102.00 N/R   331,000
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
3,000 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 Baa3 2,926,440
940 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 Baa3 884,860
7,910 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   6,255,940
California Public Finance Authority, Charter School
Lease Revenue Bonds, Laverne Elementary Preparatory
Academy Project, Series 2019A:
870 5.000%, 6/15/39, 144A 6/23 at 100.00 N/R 796,990
1,000 5.000%, 6/15/49, 144A 6/23 at 100.00 N/R 864,060
California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project,
Series 2017A:
2,055 6.125%, 6/15/37 6/27 at 100.00 N/R 2,067,659
3,025 6.250%, 6/15/47 6/27 at 100.00 N/R 3,020,856
130 California Public Finance Authority, Charter School Lease Revenue
Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%,
6/15/23
No Opt. Call N/R   127,800
30,000 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB) (5)
2/28 at 100.00 Aa3   26,263,200
1,700 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties
LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 Caa2   1,213,001
California School Finance Authority Charter School
Facility Revenue Bonds, Grimmway Schools-Obligated
Group, Series 2016A:
4,350 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+ 4,307,022
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 BB+ 2,201,455

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
28
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority Charter School
Revenue Bonds, California, ACE Charter Schools,
Obligated Group, Series 2016A:
$ 2,755 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R $ 2,507,298
950 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 823,707
California School Finance Authority Charter School
Revenue Bonds, Hawking STEAM Charter School Project,
Series 2022A:
2,250 5.250%, 7/01/52, 144A 7/29 at 100.00 BB+ 2,063,498
995 5.375%, 7/01/56, 144A 7/29 at 100.00 BB+ 912,037
1,775 5.500%, 7/01/62, 144A 7/29 at 100.00 BB+ 1,623,610
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R   6,243,930
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 N/R   633,910
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 1,502,374
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 760,914
465 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
10/22 at 100.00 N/R   464,688
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R   1,248,950
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2016A:
5,705 5.750%, 6/01/42 6/26 at 100.00 N/R 5,775,628
5,065 5.875%, 6/01/52 6/26 at 100.00 N/R 5,121,677
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A,
5.000%, 6/01/49, 144A
6/26 at 100.00 N/R   893,270
California School Finance Authority, Charter School
Revenue Bonds, City Charter School Obligated Group,
Series 2016A:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,325,828
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,592,230
1,550 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46,
144A
10/28 at 101.00 BBB-   1,218,966
California School Finance Authority, Charter School
Revenue Bonds, Escuela Popular Charter School, Series
2017:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,242,713
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 N/R 4,763,288
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 N/R   1,585,248
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55,
144A
6/27 at 100.00 N/R   1,050,885
1,575 California School Finance Authority, Charter School Revenue Bonds,
River Springs Charter School, Series 2022A, 5.000%, 7/01/52, 144A
7/30 at 100.00 BB   1,340,278

29
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Education Obligated Group,
Series 2017A:
$ 610 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R $ 541,973
1,460 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 1,325,811
525 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 457,674
California School Finance Authority, Charter School
Revenue Bonds, Russell Westbrook Why Not? Academy
Obligated Group, Series 2021A:
5,410 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 3,891,413
11,050 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 7,463,059
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
800 4.000%, 6/01/51 6/31 at 100.00 N/R 591,600
1,300 4.000%, 6/01/61 6/31 at 100.00 N/R 907,309
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   7,146,600
California School Finance Authority, Charter School
Revenue Bonds, Valley International Preparatory High
School Project, Series 2022A:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 3,701,343
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 2,825,400
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,222,364
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 2,431,562
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities
Valley Project, Series 2014:
2,010 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB 2,091,224
4,960 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB (6) 5,179,480
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 N/R   1,321,710
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44, 144A
7/24 at 100.00 BBB   688,634
California School Finance Authority, School Facility
Revenue Bonds, Value Schools, Series 2016A:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 BB+ 1,290,560
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 2,271,465
10,540 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1029, 11.284%, 9/01/32, 144A, (IF) (5)
9/23 at 100.00 AA   11,184,099
15,725 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 11.133%, 4/01/43, 144A, (IF) (5)
4/23 at 100.00 Aa2   16,236,377
3,055 California State, General Obligation Bonds, Various Purpose Series
2015, 4.000%, 8/01/45, (UB) (5)
8/25 at 100.00 0   2,806,079
10,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA-   10,331,400
California State, General Obligation Bonds, Various
Purpose Series 2021:
3,000 3.000%, 12/01/46, (UB) (5) 12/30 at 100.00 0 2,226,870
1,000 3.000%, 12/01/49, (UB) 12/30 at 100.00 0 725,250

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
30
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 California State, General Obligation Bonds, Various Purpose Series
2022, 3.000%, 4/01/52, (UB)
4/32 at 100.00 AA-   $ 3,586,450
California State, General Obligation Bonds, Various
Purpose, Tender Option Bond Trust 2015-XF1041:
2,500 11.236%, 11/01/43, (Pre-refunded 11/01/23), 144A, (IF) (5) 11/23 at 100.00 Aa2 (6) 2,676,125
750 7.210%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (5) 11/24 at 100.00 Aa2 (6) 650,633
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
4,515 5.250%, 12/01/44 12/24 at 100.00 BB- 4,529,267
68,255 5.500%, 12/01/54 12/24 at 100.00 BB- 68,643,371
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
13,625 5.000%, 12/01/41, 144A 6/26 at 100.00 BB- 12,667,435
8,915 5.000%, 12/01/46, 144A 6/26 at 100.00 BB- 8,134,224
69,020 5.250%, 12/01/56, 144A 6/26 at 100.00 BB- 63,938,058
11,950 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB-   11,507,252
5,000 California Statewide Communities Development Authority, California,
Student Housing Revenue Bonds, University of California, Tender
Option Bond Trust 2021-XL0192, 3.000%, 5/15/54, (UB) (5)
5/31 at 100.00 AA   3,259,900
1,000 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development
- Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B   828,350
440 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond
Trust 2015-XF1035, 13.038%, 11/15/49, (Pre-refunded 11/15/24) -
AGM Insured, 144A, (IF) (5)
11/24 at 100.00 AA  (6) 524,933
12,750 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (5)
4/30 at 100.00 A   8,497,238
9,900 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities and Services , Series 2021A, 3.000%,
4/01/46, (UB) (5)
4/31 at 100.00 A   6,898,221
25,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44,
(UB) (5)
7/24 at 100.00 0   25,803,250
California Statewide Communities Development
Authority, Revenue Bonds, John Muir Health, Series
2016A:
3,000 4.000%, 8/15/41, (UB) (5) 8/26 at 100.00 0 2,708,790
5,440 5.000%, 8/15/51, (UB) (5) 8/26 at 100.00 A+ 5,419,437
6,500 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57, (UB) (5)
12/27 at 100.00 A+   6,442,345
California Statewide Communities Development
Authority, Revenue Bonds, Lancer Educational Student
Housing Project, Refunding Series 2016A:
3,610 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 3,421,341
8,150 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 7,239,238
14,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (5)
8/23 at 100.00 BBB   11,769,134

31
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development
Authority, Special Tax Bonds, Community Facilities
District 2015-2 Rio Bravo, Series 2015A:
$ 3,245 5.375%, 9/01/35 9/25 at 100.00 N/R $ 3,315,060
3,285 5.625%, 9/01/45 9/25 at 100.00 N/R 3,347,612
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series
2022, 5.500%, 9/01/52
9/32 at 100.00 N/R   2,514,561
California Statewide Communities Development
Authority, Special Tax Bonds, Community Facilities
District 2020-02 Improvement Area 2 Atwell, Series 2022:
500 5.125%, 9/01/42 9/32 at 100.00 N/R 478,660
1,310 5.250%, 9/01/52 9/32 at 100.00 N/R 1,228,649
1,955 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
10/22 at 100.00 N/R   1,791,034
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
70 5.750%, 7/01/24 (4),(8) 1/22 at 100.00 N/R 69,613
356 5.750%, 7/01/30 (4),(8) 1/22 at 100.00 N/R 355,699
524 5.750%, 7/01/35 (4),(8) 1/22 at 100.00 N/R 523,692
453 5.500%, 7/01/39 2039 2039 (4),(8) 1/22 at 100.00 N/R 453,564
91 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(8)
1/22 at 100.00 N/R   91,062
2,000 California, San Francisco City and County Infrastructure and
Revitalization, Financing District Number 1, Treasure Island, Tax
Increment Revenue Bonds, Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 N/R   1,785,020
1,085 Cathedral City Public Financing Authority, California, Tax Allocation
Bonds, Merged Redevelopment Project, Series 2000A, 0.000%,
8/01/33 - NPFG Insured
No Opt. Call Baa2   652,779
12,780 Central Union High School District, Imperial County, California, General
Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49, (UB)
(5)
8/28 at 100.00 0   11,417,780
2,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R   1,751,115
9,650 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R   6,871,861
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45,
144A
2/32 at 100.00 N/R   356,980
1,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   627,700
155 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
10/22 at 100.00 N/R   155,062
2,500 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Tender Option Trust 2015-
XF0229, 11.135%, 2/01/23, 144A, (IF) (5)
No Opt. Call AA+  (6) 2,656,800
Corona, California, Special Tax Bonds, Community
Facilities District 2018-2 Sierra Bella, Series 2022A:
500 5.000%, 9/01/42 9/29 at 103.00 N/R 478,735
1,405 5.000%, 9/01/51 9/29 at 103.00 N/R 1,310,626

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
32
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 18,135 Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%,
8/01/46 - BAM Insured, (UB)
8/26 at 100.00 0   $ 16,124,554
2,000 County of Los Angeles, California, Community Facilities District No
2021-01, 5.000%, 9/01/52
9/29 at 103.00 N/R   1,864,000
5,805 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine
Lien Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R   3,829,558
6,450 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social
Bond Series 2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R   4,230,426
8,080 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien
Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   5,679,998
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%,
10/01/46, 144A
10/31 at 100.00 N/R   721,560
40,455 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   29,556,423
7,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%,
1/01/54, 144A
1/31 at 100.00 N/R   5,964,490
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Dublin Mezzanine Lien Series 2021B,
4.000%, 2/01/57, 144A
2/32 at 100.00 N/R   3,305,350
8,035 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%,
7/01/56, 144A
7/31 at 100.00 N/R   5,685,164
12,560 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Millennium South Bay-Hawthorne, Series
2021A-1 and A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R   7,615,505
6,210 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   4,494,239
9,735 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   6,128,767
7,540 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-
2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   5,616,998
12,550 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%,
8/01/56, 144A
8/31 at 100.00 N/R   9,381,501
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   1,323,060
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series 2020A,
5.000%, 7/01/51, 144A
7/31 at 100.00 N/R   1,720,120
1,225 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Towne-Glendale, Mezzanine Lien Social
Series 2022B, 5.000%, 9/01/37, 144A
9/32 at 100.00 N/R   1,093,104

33
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-1, 3.100%,
7/01/45, 144A
7/31 at 100.00 N/R   $ 2,194,440
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%,
7/01/56, 144A
7/31 at 100.00 N/R   1,460,060
4,375 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   2,858,931
21,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R   13,842,780
8,400 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   5,256,048
38,280 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   26,827,390
8,030 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R   4,998,514
4,255 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   2,720,136
5,820 Davis Joint Unified School District, Yolo County, California, General
Obligation Bonds, Series 2019, 4.000%, 8/01/40, (UB) (5)
8/26 at 100.00 0   5,395,664
4,560 Downey Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2014 Series 2021C, 3.000%, 8/01/45, (UB)
(5)
8/31 at 100.00 0   3,243,893
10,535 Elk Grove Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2016, Series 2017, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 0   9,595,067
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
5,480 0.000%, 4/01/33 - SYNCORA GTY Insured No Opt. Call AA 3,468,456
5,480 0.000%, 4/01/34 - SYNCORA GTY Insured No Opt. Call AA 3,286,849
5,875 0.000%, 4/01/38 - SYNCORA GTY Insured, (UB) (5) No Opt. Call 0 2,831,868
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District
2007-1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/23 at 100.00 N/R   3,512,973
7,385 Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017,
4.000%, 5/01/42 - AGM Insured, (UB) (5)
5/27 at 100.00 0   6,638,303
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%,
8/01/44 - AGM Insured, (UB) (5)
8/28 at 100.00 0   3,606,955
3,585 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2   3,070,983
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%,
1/15/53 - AGM Insured, (UB) (5)
7/29 at 100.00 0   3,808,000
Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Crossover Refunding Series
2016B:
9,550 0.000%, 8/01/43 8/26 at 54.52 Aa3 3,511,631
6,900 4.000%, 8/01/46, (UB) (5) 8/26 at 100.00 0 6,196,407

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
34
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 16,625 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (5)
8/24 at 100.00 0  (6) $ 16,881,690
8,970 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43, (UB)
(5)
8/26 at 100.00 0   6,714,583
5,340 Garvey School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 -
BAM Insured, (UB) (5)
8/27 at 100.00 0   4,748,008
3,445 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (5)
8/31 at 100.00 AA   2,331,576
Glendale Community College District, Los Angeles
County, California, General Obligation Bonds, Election
2016 Taxable Refunding Series 2020B:
2,650 0.000%, 8/01/42 2/30 at 68.75 AA- 941,359
1,875 0.000%, 8/01/43 2/30 at 66.54 AA- 630,525
1,765 0.000%, 8/01/44 2/30 at 64.38 AA- 561,182
1,500 0.000%, 2/01/45 2/30 at 63.32 AA- 463,365
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
6,610 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 N/R (6) 6,929,924
5,390 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A+ (6) 5,650,876
1,964,355 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   172,490,013
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
310 17.566%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 0 369,951
380 17.566%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 0 (6) 453,488
1,370 17.581%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 0 (6) 1,635,177
1,115 17.581%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 0 1,330,820
7,000 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47, (UB) (5)
8/28 at 100.00 0   6,346,200
18,770 Hayward Area Recreation and Park District, California, General
Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46,
(UB) (5)
8/27 at 100.00 0   17,033,212
Hayward Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014,
Series 2017:
12,580 4.000%, 8/01/39 - AGM Insured, (UB) (5) 8/26 at 100.00 0 11,808,217
44,380 4.000%, 8/01/42 - AGM Insured, (UB) (5) 8/26 at 100.00 0 40,744,390
6,010 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 A+   6,062,107
2,800 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Union City Tropics, Refunding Series 2019, 3.250%,
5/15/39, (UB) (5)
5/29 at 100.00 0   2,263,660
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series
2008A, 5.250%, 8/15/28
10/22 at 100.00 A   160,306
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.010%, 6/01/47
10/22 at 19.50 CCC   53,722,695

35
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 11,510 Jurupa Unified School District, Riverside County, California, General
Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41, (UB)
(5)
8/27 at 100.00 0   $ 10,514,385
Lammersville Joint Unified School District, California,
Special Tax Bonds, Community Facilities District 2007-1
Mountain House - Shea Homes Improvement Area 1,
Series 2013:
1,500 6.000%, 9/01/38 9/23 at 100.00 N/R 1,520,970
1,000 6.000%, 9/01/43 9/23 at 100.00 N/R 1,011,800
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 1, Series 2019:
1,945 5.400%, 9/01/38 9/26 at 103.00 N/R 1,735,290
3,095 5.500%, 9/01/43 9/26 at 103.00 N/R 2,752,600
4,830 5.600%, 9/01/49 9/26 at 103.00 N/R 4,253,781
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 2, Series 2019:
1,220 5.400%, 9/01/38 9/26 at 103.00 N/R 1,099,647
1,945 5.500%, 9/01/43 9/26 at 103.00 N/R 1,729,825
3,665 5.600%, 9/01/49 9/26 at 103.00 N/R 3,182,209
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 3, Series 2019:
2,410 5.400%, 9/01/38 9/26 at 103.00 N/R 2,183,412
3,820 5.500%, 9/01/43 9/26 at 103.00 N/R 3,389,409
7,205 5.600%, 9/01/49 9/26 at 103.00 N/R 6,361,943
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 4, Series 2019:
860 5.400%, 9/01/38 9/26 at 103.00 N/R 766,492
1,360 5.500%, 9/01/43 9/26 at 103.00 N/R 1,206,701
2,565 5.600%, 9/01/49 9/26 at 103.00 N/R 2,264,869
21,925 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(5)
8/42 at 100.00 0   14,171,005
10,255 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 0   9,235,550
7,750 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2019F, 3.000%,
8/01/47, (UB) (5)
8/29 at 100.00 AA-   5,507,073
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2017A:
6,380 4.000%, 8/01/39, (UB) (5) 8/26 at 100.00 0 5,954,326
10,450 4.000%, 8/01/40, (UB) (5) 8/26 at 100.00 0 9,688,090
13,045 4.000%, 8/01/41, (UB) (5) 8/26 at 100.00 0 12,024,881
14,760 4.000%, 8/01/42, (UB) (5) 8/26 at 100.00 0 13,529,902
32,355 4.000%, 8/01/45, (UB) (5) 8/26 at 100.00 0 29,090,381
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2019B:
11,240 3.000%, 8/01/48, (UB) (5) 8/29 at 100.00 AA- 7,920,041
7,975 3.000%, 8/01/50, (UB) (5) 8/29 at 100.00 0 5,525,319
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)
8/29 at 100.00 Aa3   1,726,523

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
36
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
AMT Subordinate Series 2019A:
$ 14,895 4.000%, 5/15/44, (AMT), (UB) (5) 5/29 at 100.00 0 $ 12,958,352
11,910 5.000%, 5/15/49, (AMT), (UB) (5) 5/29 at 100.00 A+ 11,917,146
7,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB)
11/31 at 100.00 Aa2   6,008,450
6,300 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 A+   6,304,977
13,295 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT), (UB) (5)
5/29 at 100.00 0   9,092,318
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44, (UB) (5)
7/24 at 100.00 0   5,128,100
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Tender Option Bond Trust
3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,715 10.521%, 7/01/43, 144A, (IF) (5) 1/24 at 100.00 N/R 1,842,459
16,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (5)
1/27 at 100.00 0   14,567,311
2,420 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 12.396%,
1/01/24, 144A, (IF) (5)
7/24 at 100.00 AA+   2,738,254
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2022A, 4.000%, 6/01/52, (UB)
6/32 at 100.00 AA   4,427,100
8,000 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 Aa2   7,189,120
18,700 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2018B, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 0   16,781,567
1,000 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%,
9/01/31
10/22 at 100.00 A   1,002,630
8,000 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46, (UB)
8/27 at 100.00 0   7,184,240
25,420 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 0   22,468,738
7,895 Marin Public Financing Authority, California, Revenue Bonds, Sausalito
Marin City Sanitary District, Series 2017, 4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 0   7,199,214
2,700 Modesto Elementary School District, Stanislaus County, California,
General Obligation Bonds, Election 2018 - Measure D Series 2021B,
3.000%, 8/01/50, (UB) (5)
2/30 at 100.00 0   1,853,793
6,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (5)
8/26 at 100.00 0   5,218,800
1,075 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 N/R   1,087,760
19,330 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45
8/31 at 71.51 AA   6,094,169

37
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 15,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (5)
8/29 at 100.00 AA   $ 13,302,300
3,902 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 2.000%,
9/01/28 (4)
3/23 at 100.00 N/R   1,755,950
Ocean View School District, Orange County, California,
General Obligation Bonds, Tender Option Bond Trust
2021-XG0342:
8,040 3.000%, 8/01/47, (UB) 8/31 at 100.00 0 5,556,605
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA   1,545,203
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 AA   616,648
Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project
Areas, Series 2002:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call AA- 834,727
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call AA- 789,966
8,910 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46, (UB)
(5)
8/27 at 100.00 0   8,001,447
8,000 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45,
(UB) (5)
8/27 at 100.00 0   7,287,760
16,155 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Senior Series 2013A, 5.750%,
9/01/39
9/23 at 100.00 N/R   16,332,705
2,595 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Subordinate Lien Series 2013B,
5.875%, 9/01/39
9/23 at 100.00 N/R   2,626,400
2,500 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/28 - AMBAC Insured
No Opt. Call A   1,956,425
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Series 2017A:
12,635 4.000%, 8/01/42 - BAM Insured, (UB) 8/26 at 100.00 0 11,352,926
9,485 4.000%, 8/01/46 - BAM Insured, (UB) 8/26 at 100.00 0 8,433,493
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Series 2020D:
8,510 2.375%, 8/01/45 - AGM Insured, (UB) (5) 8/30 at 100.00 0 5,270,583
10,000 2.500%, 8/01/48 - AGM Insured, (UB) (5) 8/30 at 100.00 0 6,093,100
2,500 Redwood City Public Facilities and Infrastructure Authority, San Mateo,
California, Lease Revenue Bonds, Veterans Memorial Building/Senior
Center, Series 2021, 3.000%, 6/01/51, (UB) (5)
6/31 at 100.00 0   1,695,350
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
3,665 5.000%, 9/01/42 9/29 at 103.00 N/R 3,378,360
8,000 5.250%, 9/01/47 9/29 at 103.00 N/R 7,628,800
5,410 5.000%, 9/01/52 9/29 at 103.00 N/R 4,887,773

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
38
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
11.999%, 11/01/45, 144A, (IF) (5)
11/25 at 100.00 AA-   $ 1,560,588
3,030 Riverside County Public Financing Authority, California, Tax Allocation
Revenue Bonds, Desert Communities & Interstate 215 Corridor
Projects, Series 2017A, 4.000%, 10/01/40 - BAM Insured, (UB) (5)
10/27 at 100.00 0   2,756,391
6,250 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%,
10/01/39 - BAM Insured, (UB) (5)
10/27 at 100.00 0   5,734,000
Riverside County Redevelopment Agency, California,
Tax Allocation Bonds, Interstate 215 Corridor
Redevelopment Project Area, 2nd Lien Series 2011E:
7,100 0.010%, 12/01/41 No Opt. Call BBB+ 2,677,907
7,075 0.000%, 12/01/42 No Opt. Call BBB+ 2,513,889
7,050 0.010%, 12/01/43 No Opt. Call BBB+ 2,358,719
5,600 0.010%, 12/01/44 No Opt. Call BBB+ 1,764,840
20,000 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)
6/31 at 100.00 A-   16,546,400
Riverside County Transportation Commission, California,
Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes,
Tender Option Bond Trust 2021-XG0340:
14,445 3.000%, 6/01/49, (UB) (5) 6/31 at 100.00 A 9,593,502
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
550 0.010%, 9/01/36 - NPFG Insured No Opt. Call Baa2 282,981
660 0.010%, 9/01/37 - NPFG Insured No Opt. Call Baa2 320,694
Sacramento City Financing Authority California, Lease
Revenue Bonds, Master Lease Program Facilities Projects,
Tender Option Bond Trust 2016-XG0100:
3,000 11.993%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 4,294,350
2,500 11.993%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 3,578,625
1,790 12.255%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call AA- 2,560,667
6,580 12.317%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 10,069,834
4,795 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/23 at 100.00 N/R   4,824,345
Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series
2022:
2,150 5.250%, 9/01/42, 144A 9/29 at 103.00 N/R 2,077,932
4,000 5.250%, 9/01/47, 144A 9/29 at 103.00 N/R 3,793,800
2,250 5.375%, 9/01/52, 144A 9/29 at 103.00 N/R 2,147,400
4,940 San Bernardino City, California, Pension Obligation Bonds, Taxable
Series 2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 BBB   4,959,760
7,130 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44,
(UB) (5)
No Opt. Call AA   2,411,223
1,865 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2   1,808,248
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42,
(UB) (5)
7/23 at 100.00 0   10,063,700

39
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 20,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47,
(UB) (5)
7/27 at 100.00 0   $ 18,482,000
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Refunding Series
2012R-2:
10,000 0.000%, 7/01/40, (UB) (5) No Opt. Call 0 8,142,400
29,410 0.000%, 7/01/41, (UB) (5),(7) 7/40 at 100.00 AA- 23,847,393
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
31,045 5.000%, 5/01/43, (AMT), (UB) (5) 5/28 at 100.00 A 31,070,146
16,355 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 A 16,354,673
106,295 5.250%, 5/01/48, (AMT), (UB) 5/28 at 100.00 A 107,468,497
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
4,000 5.000%, 5/01/38, (AMT), (UB) (5) 5/29 at 100.00 0 4,054,240
74,265 5.000%, 5/01/44, (AMT), (UB) (5) 5/29 at 100.00 A 74,263,515
33,525 0.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 28,456,690
38,450 5.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 38,451,923
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
42,100 4.000%, 5/01/50, (AMT), (UB) (5) 5/29 at 100.00 A 35,633,019
24,560 5.000%, 5/01/50, (AMT), (UB) 5/29 at 100.00 A 24,535,686
11,350 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 3.000%,
8/01/50, (UB)
8/29 at 100.00 AA   8,149,641
6,505 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A, 3.000%, 7/01/44, (UB) (5)
7/27 at 100.00 AA   4,838,809
5,855 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 4.000%, 11/01/50,
(UB)
11/30 at 100.00 AA-   5,211,243
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds,
Mission Bay South Redevelopment Project, Subordinate
Series 2016D:
2,750 0.000%, 8/01/26, 144A 10/22 at 83.86 N/R 2,308,652
8,905 0.000%, 8/01/31, 144A 10/22 at 65.61 N/R 5,850,051
17,120 0.000%, 8/01/43, 144A 10/22 at 35.89 N/R 6,189,736
San Francisco Redevelopment Agency, California, Special
Tax Bonds, Community Facilities District 6, Mission Bay
South, Series 2005B:
1,375 0.000%, 8/01/30 2/23 at 64.51 N/R 875,256
3,020 0.000%, 8/01/34 2/23 at 50.78 N/R 1,512,024
San Mateo County Joint Powers Financing Authority,
California, Lease Revenue Bonds, Cordilleras Mental
Health Center, Series 2021A-1:
7,250 3.000%, 6/15/46 , (WI/DD, Settling 10/06/22) 6/31 at 100.00 AA+ 5,265,095
14,025 2.500%, 6/15/55 , (WI/DD, Settling 10/06/22) 6/31 at 100.00 AA+ 7,919,497
20,035 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51, (UB) (5),(7)
9/41 at 100.00 AA+   12,765,100

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
40
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 13,385 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 -
BAM Insured, (UB) (5)
8/27 at 100.00 0   $ 11,975,693
Sanger Unified School District, Fresno County, California,
General Obligation Bonds, Tender Option Bond Trust
2021-XG0313:
2,465 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 0 1,746,206
3,325 3.000%, 8/01/51, (UB) 8/31 at 100.00 0 2,291,823
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California, General Obligation Bonds, Election 2010 Series 2011A,
0.000%, 8/01/40
No Opt. Call AA   1,042,200
7,030 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%,
9/01/39, (AMT)
10/22 at 100.00 N/R   6,758,080
Saugus-Castaic School Facilities Financing Authority,
California, Community Facilities District 2006-1C, Special
Tax Bonds, Series 2013:
1,365 5.875%, 9/01/33 9/23 at 100.00 N/R 1,384,069
3,370 6.000%, 9/01/43 9/23 at 100.00 N/R 3,407,373
7,860 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 -
AGM Insured (7)
No Opt. Call A2   5,388,109
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
10/22 at 25.12 N/R   1,632,600
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
10/22 at 12.42 N/R   7,310,028
11,435 Solano Community College District, Solano and Yolo Counties,
California, General Obligation Bonds, Election 2012 Series 2017C,
4.000%, 8/01/46, (UB) (5)
8/27 at 100.00 0   10,268,973
15,580 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2016, Series 2017A,
4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 0   13,981,648
4,665 Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/42, (UB) (5)
2/26 at 100.00 0   4,241,838
5,000 Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 0   4,415,000
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R   4,008,440
Temecula Public Financing Authority, California, Special
Tax Bonds, Community Facilities District 16-01, Series
2017:
2,700 5.500%, 9/01/27, 144A No Opt. Call N/R 2,759,778
3,605 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 3,749,813
4,890 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 4,990,049
13,145 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 13,333,631
6,950 The Regents of the University of California, Medical Center Pooled
Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 11.861%,
5/15/38, 144A, (IF) (5)
No Opt. Call N/R   7,114,785

41
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 15,130 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.010%,
6/01/60
12/30 at 33.42 N/R   $ 1,815,751
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
10/22 at 23.37 CCC-   15,658,052
3,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
12/23 at 103.00 N/R   2,840,580
10,615 Twin Rivers Unified School District, Sacramento and Placer Counties,
California, General Obligation Bonds, Election 2006 Series 2016,
4.000%, 8/01/43 - AGM Insured, (UB) (5)
8/26 at 100.00 0   9,524,946
10,185 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Election of 2014, Series 2017C, 4.000%,
9/01/46, (UB) (5)
9/27 at 100.00 0   9,134,010
14,850 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 AA-   12,793,869
10,325 University of California, General Revenue Bonds, Limited Project Series
2016K, 4.000%, 5/15/46, (UB) (5)
5/26 at 100.00 0   9,264,932
11,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (5)
5/28 at 100.00 0   9,790,330
University of California, General Revenue Bonds, Tender
Option Bond Trust 2016-XG0061:
1,965 17.985%, 5/15/36, 144A, (IF) (5) 5/23 at 100.00 0 2,058,947
535 17.985%, 5/15/36, (Pre-refunded 5/15/23), 144A, (IF) (5) 5/23 at 100.00 0 (6) 560,578
2,625 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 10.860%, 5/15/38, 144A, (IF) (5)
5/23 at 100.00 N/R   2,728,793
3,485 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
3/23 at 101.50 N/R   3,569,476
14,835 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (5)
8/27 at 100.00 0   13,116,365
645 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 5.550%,
8/01/48 - BAM Insured
8/39 at 100.00 AA   386,361
7,700 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 5.550%,
8/01/48 - BAM Insured, (UB) (5)
8/39 at 100.00 AA   4,612,377
21,380 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 -
BAM Insured, (UB) (5)
8/39 at 100.00 0   12,818,593
25,920 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (5),(7)
No Opt. Call AA-   19,023,984
5,866,181 Total California 3,038,442,919
Colorado - 10.6%
4,940 Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Limited Tax Convertible
to Unlimited Tax Series 2018A, 5.125%, 12/01/45, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R  (6) 5,188,778
8,825 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   7,708,461

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
42
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 10,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   $ 7,446,500
1,216 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   920,612
2,501 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   1,892,739
Amber Creek Metropolitan District (In the City of
Thornton), Adams County, Colorado, Limited Tax
(Convertible to Unlimited Tax), General Obligation
Refunding and Improvement Bonds, Series 2017A:
500 5.000%, 12/01/37 12/22 at 103.00 N/R 462,065
1,507 5.125%, 12/01/47 12/22 at 103.00 N/R 1,315,626
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R   412,310
1,138 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R   973,115
2,240 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.000%, 12/01/38
12/23 at 103.00 N/R   2,100,314
2,000 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 N/R   1,915,620
2,995 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2017A, 5.875%, 12/01/47
12/22 at 103.00 N/R   2,872,834
527 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%,
12/15/47
12/22 at 103.00 N/R   472,925
1,065 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   895,718
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.750%,
12/15/50
9/25 at 103.00 N/R   2,011,605
129,889 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   112,452,701
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
2,250 5.000%, 12/01/39 9/24 at 103.00 N/R 2,036,722
5,920 5.000%, 12/01/48 9/24 at 103.00 N/R 5,022,528
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 N/R   3,776,217
3,260 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   3,140,293
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   2,114,048

43
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A, 5.375%, 12/01/48
12/23 at 103.00 N/R   $ 2,306,800
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
2,624 5.500%, 12/01/36 10/22 at 103.00 N/R 2,621,219
3,485 5.750%, 12/01/46 10/22 at 103.00 N/R 3,416,450
1,000 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R   819,360
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,272,270
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R   2,594,964
2,880 Belleview Place Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   2,367,907
297 Belleview Place Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 N/R   218,841
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 N/R   703,158
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2020A-3,
6.125%, 12/01/49
6/25 at 103.00 N/R   5,700,895
Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2021A:
1,625 5.000%, 12/01/41 3/26 at 103.00 N/R 1,427,839
1,635 5.000%, 12/01/51 3/26 at 103.00 N/R 1,349,578
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 N/R   1,504,489
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   1,977,477
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R   3,334,824
2,915 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Improvement
Series 2017A, 5.750%, 12/01/47
12/22 at 103.00 N/R   3,014,110
644 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R   668,762
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 N/R   292,450
1,820 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   1,571,697

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
44
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,238 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   $ 1,918,078
829 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48
12/23 at 103.00 N/R   721,984
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   13,357,000
1,940 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 N/R   1,777,894
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B-3,
8.500%, 12/15/49
12/24 at 103.00 N/R   1,262,575
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
12/22 at 103.00 N/R   595,917
1,835 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,497,654
1,540 Bristol Metropolitan District, Aurora, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%,
12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 1,625,670
257 Bristol Metropolitan District, Aurora, Colorado, Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R  (6) 277,455
1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/49, 144A
12/25 at 103.00 N/R   1,411,200
8,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   7,395,209
7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 N/R   4,827,272
Broadway Station Metropolitan District 3, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
2,584 5.000%, 12/01/39 6/24 at 103.00 N/R 2,286,504
5,500 5.000%, 12/01/49 6/24 at 103.00 N/R 4,575,780
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R   11,276,794
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 N/R   1,161,291
1,000 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R   853,190

45
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Buffalo Highlands Metropolitan District, Commerce
City, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax, Refunding & Improvement
Series 2018A:
$ 1,185 5.250%, 12/01/38 12/23 at 103.00 N/R $ 1,109,290
2,250 5.375%, 12/01/48 12/23 at 103.00 N/R 2,036,633
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 N/R   1,094,597
3,188 Buffalo Ridge Metropolitan District (In the City of Commerce City),
Adams County, Colorado, General Obligation Refunding and
Improvement Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 N/R   2,928,624
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
10/22 at 100.00 N/R   3,694,766
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series
2017A:
3,140 6.000%, 12/01/37 12/22 at 103.00 N/R 2,972,355
8,270 6.125%, 12/01/47 12/22 at 103.00 N/R 7,732,533
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R   7,553,012
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
10/22 at 100.00 N/R   4,274,861
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R   3,202,409
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R   2,686,810
3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A,
5.375%, 12/01/51
3/27 at 103.00 N/R   2,526,395
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 N/R   4,562,456
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R   4,063,480
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
3,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 2,956,410
4,750 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 4,478,015
21,270 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 18,932,427
3,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   2,527,800
4,222 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A,
5.000%, 6/01/37
12/25 at 100.00 N/R   3,930,640
1,671 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
10/22 at 103.00 N/R   1,545,274

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
46
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 N/R   $ 1,144,344
1,322 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R   1,193,978
1,000 Cielo Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50
6/26 at 103.00 N/R   797,680
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   1,243,955
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   888,341
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
12/22 at 103.00 N/R   683,512
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R   2,497,082
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/50
12/26 at 103.00 N/R   823,480
Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Series
2017A:
5,115 6.250%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (6) 5,291,468
8,170 6.500%, 12/01/47, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (6) 8,454,479
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado,
General Obligation Limited Tax Bonds, Taxable Refunding
Subordinate Series 2022B-1, 6.000%, 12/15/47 - BAM Insured
3/27 at 103.00 N/R   1,810,237
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds World Compass
Academy Project, Series 2017:
4,350 5.375%, 10/01/37 10/27 at 100.00 N/R 3,725,384
8,925 5.500%, 10/01/47 10/27 at 100.00 N/R 7,283,157
6,625 5.625%, 10/01/52 10/27 at 100.00 N/R 5,503,122
1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 BB   1,256,431
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
10/22 at 100.00 BB+   1,752,048
905 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B,
5.625%, 1/15/44
1/24 at 100.00 BBB-   905,959
4,855 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
5.000%, 7/01/46, 144A
7/26 at 100.00 BB   4,227,588
4,225 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
10/22 at 100.00 N/R   4,227,915

47
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
$ 350 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R $ 276,854
350 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 253,134
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 N/R 838,953
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Science Technology
Engineering and Math School Project, Refunding Series
2014:
890 5.000%, 11/01/44 11/24 at 100.00 Baa3 810,229
765 5.125%, 11/01/49 11/24 at 100.00 Baa3 695,033
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy
Project, Series 2014:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 2,002,847
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 BB 3,038,206
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 BB 2,622,456
730 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
10/22 at 100.00 BB   731,642
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, University of Northern
Colorado Lab School, Refunding & Improvement Series
2015:
500 5.000%, 12/15/35, 144A 12/25 at 100.00 BBB- 502,910
2,500 5.000%, 12/15/45, 144A 12/25 at 100.00 BBB- 2,455,450
1,475 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R   1,182,670
47,590 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A,
4.000%, 11/15/48, (UB) (5)
5/28 at 100.00 AA   41,182,007
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 8.000%, 8/01/43
2/24 at 100.00 N/R   12,180,720
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R   3,419,186
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond
Trust 2015-XF1025:
1,790 11.827%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 AA- (6) 1,822,220
3,940 11.831%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 AA- (6) 4,010,959
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond Trust 2015-XF2195, 11.850%,
10/01/37, (Pre-refunded 11/13/23), 144A, (IF) (5)
11/23 at 100.00 A+  (6) 3,279,420
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41,
(UB) (5)
6/26 at 100.00 A+   5,018,750
45 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+   36,080
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (6) 734,838

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
48
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48 , (WI/DD, Settling 2/15/23)
5/28 at 103.00 BBB-   $ 720,020
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196, 14.871%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA-   2,274,600
4,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048,
12.396%, 1/01/44, 144A, (IF) (5)
1/24 at 100.00 AA-   5,297,521
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 N/R   959,413
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB-   4,260,158
31,920 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   29,302,241
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
12/23 at 103.00 N/R   710,152
6,285 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 5.000%, 12/01/46
10/22 at 103.00 N/R   5,605,466
1,500 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%,
12/15/38
12/23 at 103.00 N/R   1,387,005
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding & Improvement Convertible Capital Appreciation
Series 2019A-2, 6.250%, 12/01/48
6/24 at 99.88 N/R   13,240,351
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 N/R   1,837,518
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Refunding and Improvement Convertible Capital Appreciation Bonds,
Series 2019A-1, 6.000%, 12/01/47
6/24 at 94.26 N/R   25,099,039
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   11,350,560
3,130 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%,
12/01/48
12/23 at 103.00 N/R   2,860,945
3,715 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%,
12/01/47
12/23 at 103.00 N/R   3,296,431
1,086 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%,
12/15/47
12/23 at 103.00 N/R   964,129
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado,
General Obligation Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call N/R   2,769,422

49
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   $ 1,226,662
5,915 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%,
12/01/39, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R  (6) 5,947,237
5,045 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%,
12/01/27, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R  (6) 5,092,625
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2021A-3, 5.250%, 12/01/51
9/26 at 103.00 N/R   939,971
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited
Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%,
12/15/50
6/26 at 103.00 N/R   3,615,560
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020,
5.000%, 12/01/49
6/25 at 103.00 N/R   1,542,522
Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported
Revenue Bonds, Series 2019:
1,141 4.000%, 12/01/29 12/24 at 103.00 N/R 1,031,955
2,950 5.000%, 12/01/39 12/24 at 103.00 N/R 2,640,515
1,750 5.000%, 12/01/43 12/24 at 103.00 N/R 1,509,743
840 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2017A, 5.000%, 12/01/37, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (6) 867,644
506 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%,
12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R  (6) 525,228
1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 N/R   1,163,901
Copperleaf Metropolitan District 4, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,685 5.000%, 12/01/39 3/25 at 103.00 N/R 1,560,293
3,030 5.000%, 12/01/49 3/25 at 103.00 N/R 2,640,736
3,945 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%,
12/15/49
3/25 at 103.00 N/R   3,470,456
2,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.250%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 2,101,180
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 N/R   667,203
Cornerstar Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding Series 2017A:
1,910 5.125%, 12/01/37 12/22 at 103.00 N/R 1,799,621
4,600 5.250%, 12/01/47 12/22 at 103.00 N/R 4,170,544
3,926 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 5.250%, 12/01/47
12/22 at 103.00 N/R   3,545,806

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
50
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,185 Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40 (4)
10/22 at 100.00 N/R   $ 2,851,750
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   587,496
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   4,572,200
Crowfoot Valley Ranch Metropolitan District No.
2, Douglas County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A:
4,060 5.625%, 12/01/38 12/23 at 103.00 N/R 3,987,448
9,665 5.750%, 12/01/48 12/23 at 103.00 N/R 9,246,699
1,630 Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B,
8.000%, 12/15/48
12/23 at 103.00 N/R   1,456,568
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R   2,254,231
4,663 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R   4,245,988
750 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R  (6) 777,900
1,010 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   918,686
Denver City and County, Colorado, Airport System
Revenue Bonds, Subordinate Lien Series 2018A:
3,470 4.000%, 12/01/43, (AMT), (UB) (5) 12/28 at 100.00 0 3,018,969
53,210 4.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 0 44,875,186
15,500 5.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 15,455,050
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 10.585%,
11/15/43, 144A, (IF) (5)
11/23 at 100.00 Aa3   2,522,825
2,500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   2,384,775
2,465 Denver Connection West Metropolitan District, City and County of
Denver, Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2017A, 5.375%, 8/01/47, (Pre-refunded
12/01/22)
12/22 at 103.00 N/R  (6) 2,547,158
1,225 Denver Connection West Metropolitan District, City and County of
Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B, 8.000%, 8/01/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R  (6) 1,272,163
Denver Gateway Center Metropolitan District, In the City
and County of Denver, Colorado, General Obligation
Limited Tax Bonds, Series 2018A:
2,717 5.500%, 12/01/38 12/23 at 103.00 N/R 2,612,504
8,550 5.625%, 12/01/48 12/23 at 103.00 N/R 7,989,975
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 N/R   1,683,988

51
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R   $ 1,720,152
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R   1,980,214
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligation Bonds, Subordinate Convertible to Senior Limited
Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
6/23 at 100.00 N/R   794,875
13,560 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48, (UB) (5)
6/26 at 100.00 Aa2   12,045,890
1,000 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R   838,640
3,425 Dinosaur Ridge Metropolitan District, Golden, Jefferson County,
Colorado, Special Revenue Refunding and Improvement Bonds,
Series 2019A, 5.000%, 6/01/49
6/24 at 103.00 N/R   2,943,993
1,663 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Refunding Series
2018A, 5.125%, 12/01/47, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R  (6) 1,685,201
704 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47, (Pre-refunded 12/15/23)
12/23 at 100.00 N/R  (6) 749,288
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   552,270
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
70 0.010%, 9/01/30 - NPFG Insured No Opt. Call A 49,949
500 0.010%, 9/01/31 - NPFG Insured No Opt. Call A 338,335
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 302,680
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call A   15,686
3,781 East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R   3,385,848
534 East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48
6/24 at 103.00 N/R   479,115
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.500%, 12/01/38, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R  (6) 552,112
Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2021A:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 N/R 1,460,419
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 N/R 1,583,760
3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R   2,469,491
18,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   16,241,760
2,405 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 N/R   2,156,251

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
52
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 398 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49, 144A
12/23 at 103.00 N/R   $ 355,836
Fiddler's Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Greenwood
Village Project, Series 2022:
695 5.000%, 12/01/32 12/27 at 103.00 N/R 688,342
5,800 5.550%, 12/01/47 12/27 at 103.00 N/R 5,673,792
520 First Creek Village Metropolitan District, Denver, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%,
8/01/49
9/24 at 103.00 N/R   492,357
1,043 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   865,022
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 N/R   521,953
349 Flatiron Meadows Metropolitan District, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B-1,
5.125%, 12/15/49
12/24 at 103.00 N/R   306,478
2,000 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R   1,788,260
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
11,995 5.750%, 12/01/30 12/24 at 100.00 N/R 11,496,848
36,930 6.000%, 12/01/38 12/24 at 100.00 N/R 33,286,486
2,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022,
6.000%, 12/01/52
9/27 at 103.00 N/R   1,837,894
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
4,220 5.500%, 12/01/42 12/30 at 102.00 N/R 3,993,597
5,780 5.750%, 12/01/52 12/30 at 102.00 N/R 5,374,533
2,266 Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Subordinate Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R   2,187,053
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019,
5.000%, 12/01/48
12/26 at 100.00 N/R   722,312
Future Legends Sports Park Business Improvement
District, Colorado, Limited Tax General Obligation Bonds,
Series 2022A and Subordinate Limited Tax General
Obligation Bonds, Series 2022B:
17,145 6.000%, 12/01/52 9/27 at 103.00 N/R 15,804,432
2,321 8.500%, 12/15/52 9/27 at 103.00 N/R 2,188,889
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   13,314,840
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 6.500%,
6/03/50, 144A
6/25 at 103.00 N/R   2,938,379

53
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Gardens on Havana Metropolitan District 3, Arapahoe
County, Colorado, Special Revenue Bonds, Refunding
Series 2017A:
$ 2,890 5.125%, 12/01/37 12/22 at 103.00 N/R $ 2,709,635
2,525 5.250%, 12/01/47 12/22 at 103.00 N/R 2,283,358
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate Series
2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R   1,548,953
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R   980,838
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
12/22 at 103.00 N/R   1,179,895
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 N/R   4,886,210
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special
Revenue Bonds, Series 2021:
2,575 4.500%, 12/01/41 12/26 at 103.00 N/R 2,019,856
3,010 4.750%, 12/01/51 12/26 at 103.00 N/R 2,241,366
Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds,
Series 2022A and Limited Tax General Obligation
Subordinate Bonds, Series 2022B(3):
8,855 6.250%, 12/01/52 9/27 at 103.00 N/R 7,943,201
3,165 9.000%, 12/15/52 9/27 at 103.00 N/R 2,934,081
2,500 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R   2,096,800
4,995 Green Gables Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   4,711,534
5,255 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   4,672,273
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 N/R   1,627,723
1,580 Greenways Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.625%, 12/01/51, 144A
9/26 at 103.00 N/R   1,169,453
2,565 Harmony Technology Park Metropolitan District 2, Fort Collins,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax Series 2017, 5.000%, 9/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (6) 2,649,414
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
12/22 at 100.00 N/R   750,135
Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Convertible to Unlimited Tax Series 2019A:
690 5.000%, 12/01/39 12/24 at 103.00 N/R 628,742
1,125 5.000%, 12/01/49 12/24 at 103.00 N/R 961,706
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 N/R   1,189,443

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
54
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 820 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017B, 7.250%, 12/15/47, (Pre-
refunded 12/15/22)
12/22 at 103.00 N/R  (6) $ 850,570
16,080 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series 2015,
6.125%, 12/01/44
12/24 at 100.00 N/R   15,915,019
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B, 8.000%,
12/15/49
3/25 at 103.00 N/R   4,075,033
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/49 (7)
3/25 at 93.28 N/R   13,995,890
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   11,348,640
1,145 Hidden Creek Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2021A-3, 4.625%, 12/01/45, 144A
9/26 at 103.00 N/R   865,242
575 Highlands Metropolitan District 1, Broomfield City and County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   460,397
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 N/R   1,171,479
1,565 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Series 2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R   1,467,767
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R   309,332
Hogback Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021A:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 N/R 632,186
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 N/R 2,152,736
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   2,156,157
2,205 Horizon Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2021A-3,
4.500%, 12/01/51, 144A
9/26 at 103.00 N/R   1,474,285
1,085 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
12/23 at 103.00 N/R   965,607
208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%,
12/15/48
12/23 at 103.00 N/R   186,761
1,123 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 N/R   1,018,707
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R   7,777,371
6,269 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   6,073,909

55
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 813 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 N/R   $ 691,936
1,674 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 N/R   1,534,254
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds,
Series 2017, 5.000%, 12/01/47
12/22 at 103.00 N/R   1,409,040
Iron Mountain Metropolitan District 2, Windsor, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 5.000%, 12/01/39 12/24 at 103.00 N/R 450,810
1,300 5.000%, 12/01/49 12/24 at 103.00 N/R 1,098,331
1,555 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R  (6) 1,598,431
534 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 N/R  (6) 577,500
1,225 Jay Grove Metropolitan District, Erie, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51,
144A
9/26 at 103.00 N/R   882,000
16,120 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   14,794,130
2,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   1,670,520
2,500 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciation Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   1,934,625
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   1,592,447
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 N/R   3,338,527
2,955 Kit Carson County Health Service District, Colorado, Health Care Facility
Revenue Bonds, Series 2007, 6.750%, 1/01/34
10/22 at 100.00 N/R   2,840,080
Lake of the Rockies Metropolitan District, In the Town
of Monument, El Paso County, Colorado, Subordinate
General Obligation Limited Tax Bonds, Series 2018B:
2,705 5.000%, 8/01/48 12/23 at 103.00 N/R 2,374,341
439 7.500%, 8/01/48 12/23 at 103.00 N/R 391,373
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
700 5.125%, 12/01/37 12/23 at 103.00 N/R 655,935
6,500 5.250%, 12/01/47 12/23 at 103.00 N/R 5,801,835
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%,
12/15/47
12/23 at 103.00 N/R   2,049,137
6,210 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
12/23 at 100.00 N/R   4,140,269

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
56
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Junior Lien Series
2019C, 10.000%, 12/15/49
9/24 at 103.00 N/R   $ 1,275,694
Lanterns Metropolitan District 1, Castle Rock, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A:
875 5.000%, 12/01/39 9/24 at 103.00 N/R 810,162
5,170 5.000%, 12/01/49 9/24 at 103.00 N/R 4,536,365
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019B,
7.750%, 12/15/49
9/24 at 103.00 N/R   1,217,971
2,330 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   1,666,393
7,135 Larkridge Metropolitan District No. 2, In the City of Thornton, Adams
County, Colorado, General Obligation, Limited Tax Convertible to
Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%,
12/01/48
12/23 at 103.00 N/R   6,449,826
6,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R   3,608,880
Legato Community Authority, Commerce City, Colorado,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 &
7, Series 2021A-1:
1,355 5.000%, 12/01/41 6/26 at 103.00 N/R 1,156,452
2,060 5.000%, 12/01/46 6/26 at 103.00 N/R 1,672,720
2,269 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R   1,958,850
3,169 Leyden Ranch Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax, Convertible to Unlimited Tax Bonds,
Series 2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R   2,843,734
2,095 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
10/22 at 102.00 N/R   1,960,208
1,280 Littleton Village Metropolitan District No. 2, In the City of Littleton,
Colorado, Subordinate Limited Tax General Obligation and Special
Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28
12/23 at 103.00 N/R   1,237,018
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
9/25 at 103.00 N/R   1,089,081
1,295 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series
2017A, 5.750%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (6) 1,338,823
197 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series
2017B, 8.000%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R  (6) 204,604
Mayberry Community Authority, Colorado Springs, El
Paso County, Colorado, Special Revenue Bonds, Series
2021A:
2,090 5.000%, 12/01/41 6/26 at 103.00 N/R 1,817,777
5,585 5.000%, 4/15/51 6/26 at 103.00 N/R 4,528,374
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Obligation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   1,094,657

57
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%,
12/01/47
12/28 at 100.00 N/R   $ 1,302,437
2,921 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   2,211,401
Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A:
525 4.875%, 12/01/40 9/25 at 103.00 N/R 446,323
750 5.125%, 12/01/50 9/25 at 103.00 N/R 621,315
3,170 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   2,704,612
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%,
12/15/49
3/25 at 103.00 N/R   1,280,111
1,415 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.750%, 12/01/51
12/26 at 103.00 N/R   1,053,255
Mountain Shadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series
2016:
1,500 5.000%, 12/01/35 12/25 at 100.00 N/R 1,410,180
5,300 5.000%, 12/01/46 12/25 at 100.00 N/R 4,677,091
1,229 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46
10/22 at 103.00 N/R   1,101,602
2,250 Mountain Shadows Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R   2,093,760
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   845,741
937 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 N/R   817,935
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 N/R   3,370,771
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%,
12/15/52
12/27 at 103.00 N/R   2,502,948
Murphy Creek Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding & Improvement
Series 2006:
5,770 6.000%, 12/01/26 (4) 10/22 at 100.00 N/R 5,770,000
10,910 6.125%, 12/01/35 (4) 10/22 at 100.00 N/R 10,910,000
2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series
2022A and Subordinate General Obligation Limited Tax Bonds, Series
2022B(3), 6.000%, 12/01/52
9/27 at 103.00 N/R   1,977,282
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
12/23 at 103.00 N/R   1,621,558

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
58
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
North Park Metropolitan District 1, in the City of
Broomfield, Colorado, Special Revenue Bonds, Series
2018A-1:
$ 4,410 5.375%, 12/01/34 12/23 at 103.00 N/R $ 4,430,021
2,845 5.750%, 12/01/48 12/23 at 103.00 N/R 2,829,296
North Park Metropolitan District 1, in the City of
Broomfield, Colorado, Special Revenue Bonds, Series
2018A-2:
1,500 5.125%, 12/01/28 12/23 at 103.00 N/R 1,510,050
5,460 5.500%, 12/01/34 12/23 at 103.00 N/R 5,510,014
8,500 5.850%, 12/01/48 12/23 at 103.00 N/R 8,517,765
2,000 North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2016A,
6.750%, 12/01/46
10/22 at 103.00 N/R   1,374,140
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R   876,781
North Range Metropolitan District 2, Adams County,
Colorado , Limited Tax General Obligation Bonds,
Refunding Special Revenue & Improvement Series
2017A:
1,550 5.625%, 12/01/37 12/22 at 103.00 N/R 1,533,059
2,975 5.750%, 12/01/47 12/22 at 103.00 N/R 2,881,912
2,836 North Range Metropolitan District 2, Adams County, Colorado , Limited
Tax General Obligation Bonds, Special Revenue & Improvement
Subordinate Lien Series 2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R   2,621,825
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   876,540
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R   8,495,473
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   1,658,440
865 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 7.500%, 12/15/50
12/25 at 103.00 N/R   756,434
3,470 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%,
12/01/48
6/24 at 103.00 N/R   3,107,350
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 N/R   544,652
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 N/R   806,810
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
10,575 5.000%, 12/01/39 12/24 at 103.00 N/R 9,930,559
31,090 5.000%, 12/01/49 12/24 at 103.00 N/R 27,524,288
3,712 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R   3,240,428
1,745 Palisade Park North Metropolitan District 2, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   1,640,492

59
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 800 Palisade Park North Metropolitan District 2, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%,
12/15/47
12/23 at 103.00 N/R   $ 720,056
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   1,220,102
1,042 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 N/R   923,879
Parkdale Community Authority, Erie, Colorado, Limited
Tax Supported Revenue Bonds, District 1, Series 2020A:
1,310 5.000%, 12/01/40 9/25 at 103.00 N/R 1,172,856
3,335 5.250%, 12/01/50 9/25 at 103.00 N/R 2,833,283
1,449 Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%,
12/01/45
12/26 at 100.00 N/R   1,303,897
3,786 Parker Automotive Metropolitan District, In the Town of Parker,
Colorado, Subordinate Limited Tax General Obligation Refunding
Bonds, Series 2018B, 8.000%, 12/15/32
12/23 at 103.00 N/R   3,581,405
3,975 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   3,297,978
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 7.625%, 12/15/51, 144A
3/26 at 103.00 N/R   1,426,585
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   865,740
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 N/R   1,013,808
9,635 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   8,830,767
1,450 Pomponio Terrace Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49
6/24 at 103.00 N/R   1,272,520
3,085 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
12/23 at 103.00 N/R   2,860,906
3,015 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 3,178,503
1,410 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R  (6) 1,519,924
725 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.875%, 12/15/44
12/25 at 103.00 N/R   611,719
Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
12,990 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 11,761,406
2,060 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 1,865,165
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   1,511,800

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
60
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R   $ 6,069,310
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 7.250%,
12/15/51
9/26 at 103.00 N/R   424,635
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3,
4.125%, 12/01/51
9/26 at 103.00 N/R   1,021,392
20,000 Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB)
7/32 at 100.00 A   19,828,600
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and
Tax Increment Revenue Capital Appreciation Bonds, Series 2021B,
0.000%, 12/01/25, 144A
No Opt. Call N/R   331,260
2,580 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   2,201,824
6,750 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%,
12/01/50
12/25 at 103.00 N/R   5,767,200
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/47
12/23 at 103.00 N/R   15,645,595
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%,
12/15/47
12/23 at 103.00 N/R   2,549,496
2,900 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   1,923,048
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   2,995,242
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 N/R   450,986
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R   10,297,305
900 Reata Ridge Village Metropolitan District 2, Parker, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 N/R   785,349
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
4,915 5.375%, 12/01/37 12/23 at 103.00 N/R 4,700,067
10,340 5.500%, 12/01/47 12/23 at 103.00 N/R 9,555,401
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
575 4.750%, 12/01/35 12/24 at 100.00 N/R 517,954
3,195 5.000%, 12/01/44 12/24 at 100.00 N/R 2,816,584
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%,
12/01/46
6/24 at 103.00 N/R   2,881,449

61
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Regional Transportation District, Colorado, Certificates of
Participation, Series 2014A:
$ 10,000 5.000%, 6/01/44 - AGM Insured, (UB) (5) 6/23 at 100.00 0 $ 10,115,000
Regional Transportation District, Colorado, Certificates
of Participation, Tender Option Bond Trust Series
2015-XF1031:
2,660 10.927%, 6/01/39, 144A, (IF) (5) 6/23 at 100.00 Aa2 2,782,387
2,745 10.923%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 Aa2 2,871,243
3,190 10.924%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 Aa2 3,336,708
3,750 10.927%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 Aa2 3,922,537
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,946,321
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited
Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 N/R   5,450,765
5,438 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R   4,798,817
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 N/R   1,177,779
1,000 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise, Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   684,210
3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R   3,135,825
398 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 N/R   359,235
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 N/R   908,600
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General
Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   1,495,838
1,028 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009,
6.990%, 6/15/39
10/22 at 100.00 N/R   1,020,259
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   2,537,425
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R   552,784
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   5,200,235
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R   2,091,810
1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R   869,309
2,315 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R   2,161,631
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R   465,206

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
62
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Serenity Ridge Metropolitan District No. 2, In the City of
Aurora, Arapahoe County, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding and Improvement Bonds Series 2018A:
$ 550 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (6) $ 577,379
1,000 5.125%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (6) 1,049,780
635 Serenity Ridge Metropolitan District No. 2, In the City of Aurora,
Arapahoe County, Colorado, General Obligation Bonds, Subordinate
Limited Tax, Refunding and Improvement Bonds Series 2018B,
7.250%, 12/15/35, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R  (6) 681,634
Settler's Crossing Metropolitan District 1, Lakewood,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 N/R 1,122,509
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 N/R 2,614,750
2,900 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   2,572,967
804 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
8.250%, 12/15/49
3/25 at 103.00 N/R   719,049
1,225 Sheridan Station West Metropolitan District, Lakewood, Jefferson
County, Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2017, 6.000%, 12/01/47, (Pre-refunded
12/01/22)
12/22 at 103.00 N/R  (6) 1,266,883
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
4,815 3.750%, 12/01/41 9/26 at 103.00 N/R 3,496,797
8,400 4.000%, 12/01/51 9/26 at 103.00 N/R 6,007,008
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   827,462
1,900 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R   1,689,176
4,000 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 N/R   3,561,880
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R   1,892,000
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R   1,638,218
7,500 South Maryland Creek Ranch Metropolitan District, Summit County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   7,016,700
1,950 South Maryland Creek Ranch Metropolitan District, Summit County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 N/R   1,737,704
1,000 South Timnath Metropolitan District No. 1, In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A, 5.500%, 12/01/48
6/24 at 103.00 N/R   891,610
2,208 South Timnath Metropolitan District No. 1, In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General
Obligation Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 N/R   1,979,075

63
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
$ 810 5.000%, 12/01/36 10/22 at 103.00 N/R $ 755,730
1,220 5.000%, 12/01/46 10/22 at 103.00 N/R 1,080,908
6,120 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A,
5.375%, 12/01/47
12/22 at 103.00 N/R   5,557,817
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R   991,351
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,156,072
Spring Valley Metropolitan District 4, Elbert County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,910 5.000%, 12/01/40 9/25 at 103.00 N/R 1,672,912
2,270 5.125%, 12/01/50 9/25 at 103.00 N/R 1,871,002
St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series
2017A:
1,500 5.000%, 12/01/37 12/22 at 103.00 N/R 1,438,320
9,100 5.125%, 12/01/47 12/22 at 103.00 N/R 8,402,849
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%,
12/15/47
12/22 at 103.00 N/R   1,034,841
2,520 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   2,214,626
3,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B, 8.000%, 12/15/49
12/24 at 103.00 N/R   2,658,810
Sterling Ranch Community Authority Board, Douglas
County, Colorado, Limited Tax Supported Revenue
Bonds, Senior Series 2017A:
1,715 5.000%, 12/01/30 12/22 at 102.00 N/R 1,683,598
9,000 5.000%, 12/01/38 12/22 at 102.00 N/R 8,530,830
4,500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series 2017B,
7.500%, 12/15/47
12/22 at 102.00 N/R   4,270,995
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R   4,270,350
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22, 5.750%, 12/01/51
6/30 at 102.00 N/R   10,773,928
2,275 Stone Creek Metropolitan District, In Douglas County Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   2,131,243
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 N/R   537,957
7,500 Stone Ridge Metropolitan District 2, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%,
12/01/31 (4)
10/22 at 100.00 N/R   1,200,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
64
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,275 Tallman Gulch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement Bonds,
Subordinate Limited Tax General Obligation Bonds, Series 2018A,
5.250%, 12/01/47
12/22 at 103.00 N/R   $ 5,812,972
1,360 Tallman Gulch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement Bonds,
Subordinate Limited Tax General Obligation Bonds, Series 2018B,
8.000%, 12/15/47
12/22 at 103.00 N/R   1,219,689
1,935 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding & Improvement Series 2013, 5.125%, 11/01/38, (Pre-
refunded 12/01/23), 144A
12/23 at 100.00 N/R  (6) 1,968,766
Talon Pointe Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Refunding & Improvement
Series 2019A:
1,755 5.250%, 12/01/39 12/25 at 103.00 N/R 1,529,956
5,540 5.250%, 12/01/51 12/25 at 103.00 N/R 4,427,014
984 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R   807,087
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51,
144A
3/27 at 103.00 N/R   949,416
1,000 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R   854,440
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   1,590,683
Timnath Ranch Metropolitan District 4, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,500 5.250%, 12/01/37 12/23 at 103.00 N/R 1,424,370
2,850 5.375%, 12/01/47 12/23 at 103.00 N/R 2,588,199
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/47
12/23 at 103.00 N/R   860,025
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
1,020 5.000%, 12/01/39 9/24 at 103.00 N/R 938,216
3,380 5.000%, 12/01/49 9/24 at 103.00 N/R 2,921,402
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R   2,344,028
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
700 5.000%, 12/01/41 3/26 at 103.00 N/R 596,659
16,485 5.000%, 12/01/51 3/26 at 103.00 N/R 12,542,118
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R   6,163,904
1,605 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 N/R   1,505,410

65
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 9,500 Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)
10/22 at 100.00 N/R   $ 1,814,500
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
5,870 5.375%, 12/01/39 12/23 at 103.00 N/R 5,699,887
38,055 5.500%, 12/01/48 12/23 at 103.00 N/R 36,231,024
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   3,259,400
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   6,972,800
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,675,700
1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/48, 144A
12/23 at 103.00 N/R   1,302,280
764 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 N/R   692,719
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.250%, 12/01/50
9/25 at 103.00 N/R   3,298,298
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 N/R   520,538
1,655 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
12/22 at 103.00 N/R   1,476,061
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
12/22 at 103.00 N/R   220,103
1,750 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 N/R   1,610,088
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R   12,072,768
1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 N/R   845,804
1,750 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
12/23 at 103.00 N/R   1,551,025
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 N/R   613,175
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   3,577,674
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited
Tax Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R   530,880

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
66
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,355 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 N/R   $ 2,062,721
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R   9,806,054
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 N/R   2,048,400
West Globeville Metropolitan District 1, Denver,
Colorado, General Obligation Limited Tax Bonds, Series
2022:
2,200 6.250%, 12/01/32 12/29 at 103.00 N/R 2,062,984
21,650 6.750%, 12/01/52 12/29 at 103.00 N/R 19,364,626
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 N/R   1,176,721
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation
Bonds, Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 N/R   623,250
Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1:
750 5.000%, 12/01/40 3/26 at 103.00 N/R 659,438
1,000 5.000%, 12/01/50 3/26 at 103.00 N/R 820,420
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
5.125%, 12/01/51
3/27 at 103.00 N/R   4,335,569
1,500 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited
Tax Bonds, Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (6) 1,549,005
849 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited
Tax Bonds, Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R  (6) 880,311
1,965 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   1,726,292
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 N/R   277,806
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R   3,288,264
Whispering Pines Metropolitan District No.1, In the City
of Aurora, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Refunding and Improvement
Bonds, Series 2017A:
1,000 5.000%, 12/01/37 12/22 at 103.00 N/R 940,360
2,544 5.000%, 12/01/47 12/22 at 103.00 N/R 2,254,696
1,948 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Refunding and Improvement Bonds, Series 2017B,
7.375%, 12/15/47
12/22 at 103.00 N/R   1,716,811
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds,
Series 2020, 5.500%, 12/01/50
6/25 at 103.00 N/R   2,470,447
595 Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 N/R  (6) 629,433

67
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 N/R   $ 5,934,630
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 N/R   1,534,900
1,460 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   1,265,397
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 N/R   661,387
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   3,195,209
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R   568,620
21,610 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R   10,555,621
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 2,599,765
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 N/R 31,482,950
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2017A, 6.500%, 12/01/47
12/27 at 103.00 N/R   3,080,038
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 N/R   1,448,970
Windsor Highlands Metropolitan District 9, Windsor,
Larimer County, Colorado, Limited Tax Supported
Revenue Bonds, Series 2019:
3,300 5.000%, 12/01/39 9/24 at 103.00 N/R 3,033,063
9,315 5.000%, 12/01/49 9/24 at 103.00 N/R 8,017,514
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 N/R   927,369
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R   1,329,060
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax
Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 N/R   2,080,166
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 N/R   262,029
2,118,009 Total Colorado 1,839,603,442
Connecticut - 0.1%
7,050 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
10/22 at 100.00 Caa1   6,898,918
5,335 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45, (UB) (5)
6/26 at 100.00 AA-   5,336,067

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
68
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,380 Connecticut State, General Obligation Bonds, Series 2020C, 3.000%,
6/01/40, (UB) (5)
6/30 at 100.00 0   $ 2,575,763
3,500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R   2,984,730
4,412 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A,
6.750%, 2/01/45, 144A
2/23 at 100.00 B   4,436,171
23,677 Total Connecticut 22,231,649
Delaware - 0.1%
Delaware Economic Development Authority, Revenue
Bonds, Odyssey Charter School Inc. Project, Series
2015A:
4,890 6.750%, 9/01/35, 144A 3/25 at 100.00 N/R 5,047,996
7,500 7.000%, 9/01/45, 144A 3/25 at 100.00 N/R 7,738,050
1,100 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/40
1/28 at 100.00 BB-   988,548
6,132 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 N/R   5,645,364
1,325 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series
2011B, 8.250%, 7/15/48
10/22 at 100.00 N/R   1,325,782
20,947 Total Delaware 20,745,740
District of Columbia - 2.1%
1,770 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 2, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R   1,572,238
2,630 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35
10/22 at 100.00 BB-   2,630,710
333,045 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
10/22 at 23.37 N/R   67,348,360
District of Columbia, Hospital Revenue Bonds, Children's
Hospital Obligated Group, Refunding Series 2015:
5,000 5.000%, 7/15/40, (UB) (5) 1/26 at 100.00 0 5,036,100
10,000 5.000%, 7/15/44, (UB) (5) 1/26 at 100.00 0 9,947,200
20,000 District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   14,211,800
430 District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call N/R   416,635
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R   1,167,960
District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A:
580 5.000%, 7/01/32 7/24 at 103.00 N/R 546,192
800 5.000%, 7/01/37 7/24 at 103.00 N/R 726,008
3,100 5.000%, 7/01/52 7/24 at 103.00 N/R 2,550,401
5,000 Metropolitan Washington Airports Authority, District of Columbia,
Airport System Revenue Bonds, Tender Option Bond Trust Series
2018-XF0694, 5.000%, 10/01/48, (AMT), (UB) (5)
10/28 at 100.00 0   5,000,050

69
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 90,205 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien
Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB)
No Opt. Call AA   $ 41,075,749
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Refunding &
Subordinate Lien Series 2019B:
53,245 4.000%, 10/01/44, (UB) 10/29 at 100.00 Baa2 45,937,124
58,805 4.000%, 10/01/49, (UB) (5) 10/29 at 100.00 Baa2 49,467,942
21,340 3.000%, 10/01/50 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 14,914,953
60,030 4.000%, 10/01/53, (UB) (5) 10/29 at 100.00 Baa2 49,851,313
34,760 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%,
10/01/52 - AGM Insured, (UB)
10/31 at 100.00 A1   29,945,045
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien Series 2009B:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call A3 2,002,189
4,810 0.000%, 10/01/32 - AGC Insured No Opt. Call A3 3,073,013
2,590 0.000%, 10/01/36 - AGC Insured No Opt. Call A3 1,314,295
4,600 0.000%, 10/01/39 - AGC Insured No Opt. Call Baa1 1,843,312
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   7,697,410
724,190 Total District of Columbia 358,275,999
Florida - 16.2%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 6.250%, 11/01/46
11/39 at 100.00 N/R   1,525,064
Abbott Square Community Development District,
Zephyrhills, Florida, Special Assessment Revenue Bonds,
2022 Project Series 2022:
1,000 5.375%, 6/15/42 6/32 at 100.00 N/R 973,850
1,380 5.500%, 6/15/52 6/32 at 100.00 N/R 1,340,573
4,920 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3   4,148,938
1,250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB)
12/29 at 100.00 A3   1,054,100
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R   21,701,635
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R   1,823,824
2,450 Amelia National Community Development District, Nassau County,
Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37
10/22 at 100.00 N/R   2,469,869
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
2,465 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,400,220
4,140 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 3,979,782

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
70
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,585 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/36
5/28 at 100.00 N/R   $ 1,550,415
Armstrong Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds,
Series 2017A:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 N/R 404,733
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 N/R 944,370
1,750 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R   1,367,747
1,595 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, North Parcel Assessment Area Project,
Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R   1,257,482
745 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48
5/31 at 100.00 N/R   745,276
1,960 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 N/R   2,014,684
500 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R   392,990
1,000 Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2020 Project Area,
Refunding Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   784,650
1,000 Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2022 Project Area,
Refunding Series 2022, 5.625%, 5/01/52, 144A
5/32 at 100.00 N/R   950,420
3,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   2,353,950
3,120 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series
2016, 5.250%, 5/01/47
5/26 at 100.00 N/R   3,120,780
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 3 Project, Series 2018:
1,145 5.300%, 5/01/39 5/29 at 100.00 N/R 1,129,165
1,940 5.375%, 5/01/49 5/29 at 100.00 N/R 1,873,283
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 4 Project, Series 2020:
910 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 795,576
1,655 4.450%, 5/01/52, 144A 5/30 at 100.00 N/R 1,397,929
3,925 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   3,057,850
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 N/R   3,550,797
1,225 Aviary at Rutland Ranch Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2021, 4.000%, 11/01/51
11/31 at 100.00 N/R   964,663
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 N/R   1,579,676

71
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 16,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   $ 14,932,640
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 556,405
935 5.000%, 11/01/49, 144A 11/29 at 100.00 N/R 879,835
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
3,340 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 3,255,465
5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 5,213,949
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 N/R 1,388,212
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 467,851
820 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 781,616
2,580 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R   2,548,627
1,990 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 N/R   1,979,672
1,825 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R   1,459,525
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 N/R   4,102,787
2,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R   1,562,260
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2,
5.000%, 5/01/35
5/25 at 100.00 N/R   910,782
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc.
Project, Series 2013A:
2,710 5.000%, 9/01/43 9/23 at 100.00 BBB 2,711,707
1,230 5.000%, 9/01/45 9/23 at 100.00 BBB 1,230,246
4,050 5.000%, 9/01/48 9/23 at 100.00 BBB 4,038,417
Beach Road Golf Estates Community Development
District, Bonita Springs, Florida, Special Assessment
Bonds Series 2015:
80 5.000%, 11/01/36 11/25 at 100.00 N/R 78,648
8,380 5.000%, 11/01/46 11/25 at 100.00 N/R 7,931,000
60 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
10/22 at 100.00 N/R   60,033
Beaumont Community Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series
2019 A-1:
1,775 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,761,102
2,045 5.625%, 11/01/49, 144A 11/29 at 100.00 N/R 2,013,077

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
72
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 220 Beaumont Community Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%,
11/01/32, 144A
No Opt. Call N/R   $ 217,375
1,900 Beaumont Community Development District 2, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49,
144A
11/31 at 100.00 N/R   1,885,332
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 BBB   3,218,188
1,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%,
11/01/43
11/33 at 100.00 N/R   1,058,710
Belmont Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016A:
720 5.375%, 11/01/36 11/27 at 100.00 N/R 716,314
1,050 5.500%, 11/01/46 11/27 at 100.00 N/R 1,033,452
2,000 Berry Bay Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,562,580
3,150 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 N/R   2,923,357
3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 N/R   2,880,690
1,365 Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R   1,070,010
28,195 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R   28,259,848
Boyette Park Community Development District, Florida,
Special Assessment Bonds, Series 2018:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 1,731,753
2,980 5.125%, 5/01/48, 144A 5/28 at 100.00 N/R 2,815,564
2,075 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
10/22 at 100.00 N/R   2,075,062
3,510 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52,
(UB)
4/32 at 100.00 A   2,931,938
Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022:
1,000 5.500%, 5/01/42, 144A 5/32 at 100.00 N/R 962,960
1,910 5.625%, 5/01/52, 144A 5/32 at 100.00 N/R 1,825,521
15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT), (UB) (5)
9/29 at 100.00 A   12,669,150
2,000 Buckhead Trails, Community Development District, Manatee County
Florida, Special Assessment Bonds, Series 2022, 5.750%, 5/01/52,
144A
5/37 at 100.00 N/R   1,868,340
Bullfrog Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,315 5.125%, 11/01/38 11/27 at 100.00 N/R 1,281,349
1,910 5.250%, 11/01/47 11/27 at 100.00 N/R 1,828,863
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 N/R   6,256,007

73
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R   $ 1,629,680
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R   423,493
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R   2,925,640
12,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT
Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 N/R   10,757,224
370 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT
Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25,
144A
No Opt. Call N/R   357,438
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pepin Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 N/R   3,152,880
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Pineapple Cove Classical Academy,
Series 2019A:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 N/R 696,915
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 N/R 9,352,311
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 N/R 898,690
1,890 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Series 2021, 8.250%, 5/04/26 (4)
No Opt. Call N/R   37,800
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, The Florida Charter Educational
Foundation, Inc. Projects, Series 2018A:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 N/R 937,880
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 N/R 1,748,434
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
1/23 at 105.00 CCC   1,635,152
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 726,263
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R 3,938,277
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 N/R 3,925,535
3,805 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021, 4.250%, 8/15/61, 144A
8/28 at 100.00 N/R   2,632,946
7,400 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   6,269,502
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1 3,490,384
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1 4,742,735
42,506 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   8,926,192
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 N/R   9,464,147
Capital Trust Agency, Florida, Revenue Bonds,
Renaissance Charter School Project, Series 2019A:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 922,110
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 4,745,898

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
74
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,235 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   $ 836,614
Capital Trust Agency, Florida, Revenue Bonds,
Tallahassee Classical School Inc., Series 2021A:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 N/R 2,991,764
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 N/R 2,866,123
5,750 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R   3,335,000
Capital Trust Agency, Florida, Revenue Bonds, Viera
Charter School Project, Series 2017A:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 Ba2 967,691
895 5.000%, 10/15/52, 144A 10/27 at 100.00 Ba2 781,138
1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 Ba2   1,166,478
2,750 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55,
144A
7/30 at 100.00 N/R   2,345,750
1,250 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School WFCS Portfolio Projects, Senior Series 2021A-1,
5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   1,062,850
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 1,487,312
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 2,065,636
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R 7,995,193
Carlton Lakes Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2015:
765 5.625%, 11/01/36 11/26 at 100.00 N/R 775,083
1,855 5.750%, 11/01/47 11/26 at 100.00 N/R 1,866,501
Carlton Lakes Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
625 5.125%, 5/01/38 5/28 at 100.00 N/R 614,700
1,235 5.250%, 5/01/49 5/28 at 100.00 N/R 1,196,987
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
3,770 5.000%, 5/01/34 5/24 at 100.00 N/R 3,779,576
9,320 5.125%, 5/01/45 5/24 at 100.00 N/R 9,142,174
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
1,595 5.000%, 5/01/32, 144A 5/27 at 100.00 N/R 1,597,313
3,800 5.000%, 5/01/48, 144A 5/27 at 100.00 N/R 3,608,100
4,065 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R   3,156,310
965 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2020A-2, 4.000%, 5/01/31
No Opt. Call N/R   895,781
3,675 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2015,
5.500%, 10/01/36, (AMT), 144A
10/25 at 100.00 N/R   3,547,257

75
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series
2021A, 4.000%, 10/01/51, (AMT), 144A
10/31 at 100.00 N/R   $ 2,057,700
1,670 Cobblestone Community Development District, Florida, Special
Assessment Bonds, Area 1, Series 2022-1, 4.300%, 5/01/51
5/32 at 100.00 N/R   1,380,038
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 5.000%, 6/15/49, 144A
6/29 at 100.00 N/R   929,330
2,705 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
10/22 at 100.00 N/R   2,705,379
Coddington Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Series 2022:
400 5.750%, 5/01/42, 144A 5/32 at 100.00 N/R 411,244
1,000 5.750%, 5/01/52, 144A 5/32 at 100.00 N/R 1,019,110
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 502,075
2,130 5.625%, 6/01/33 6/23 at 100.00 BBB- 2,140,693
Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington
of Naples Project, Series 2014A:
8,000 0.000%, 5/15/35, 144A (4) 5/24 at 100.00 N/R 5,120,000
5,000 0.000%, 5/15/37, 144A (4) 5/24 at 100.00 N/R 3,200,000
1,000 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2015A, 0.000%, 5/15/49, 144A (4)
5/25 at 100.00 N/R   640,000
Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,242,183
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 1,874,846
1,000 Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/31 at 100.00 N/R   920,740
Coral Bay of Lee County Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2022:
320 5.500%, 5/01/42 5/32 at 100.00 N/R 311,757
500 5.625%, 5/01/52, 144A 5/32 at 100.00 N/R 484,575
Corkscrew Farms Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2017:
1,855 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 1,751,101
3,765 5.125%, 11/01/50, 144A 11/32 at 100.00 N/R 3,460,713
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1
Project, Series 2016A-1:
755 5.250%, 11/01/37 11/28 at 100.00 N/R 750,470
1,930 5.600%, 11/01/46 11/28 at 100.00 N/R 1,925,194
5,000 Creekview Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase 1 Project Series 2022,
4.750%, 5/01/53
5/32 at 100.00 N/R   4,406,600

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
76
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cross Creek North Community Development District,
Clay County, Florida, Special Assessment Bonds, Series
2018:
$ 2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R $ 2,324,419
3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 N/R 3,345,244
1,460 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2022, 4.500%, 5/01/52
5/32 at 100.00 N/R   1,242,883
2,195 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2,
7.000%, 5/01/30
5/24 at 100.00 N/R   2,238,615
2,185 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3,
6.500%, 5/01/44
5/24 at 100.00 N/R   2,205,932
5,625 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   4,914,169
2,605 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 N/R   2,490,250
115 Cypress Creek Community Development District, Hillsborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 N/R   111,856
605 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.125%, 5/01/51, 144A
5/32 at 100.00 N/R   485,325
1,435 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series
2022, 5.125%, 5/01/52, 144A
5/32 at 100.00 N/R   1,299,651
1,000 DG Farms Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   782,330
Downden West Community Development District,
Florida, Revenue Bonds Series 2018:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 N/R 997,780
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 N/R 3,126,574
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Assessment Area 1,
Series 2018A:
4,000 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 3,918,040
8,090 5.100%, 5/01/48, 144A 5/28 at 100.00 N/R 7,722,876
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
935 5.300%, 5/01/36 5/26 at 100.00 N/R 934,056
1,430 5.500%, 5/01/45 5/26 at 100.00 N/R 1,418,288
1,955 5.500%, 5/01/46 5/26 at 100.00 N/R 1,936,036
1,430 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment Area
Series 2022, 5.250%, 5/01/52
5/32 at 100.00 N/R   1,311,968
1,165 Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment Area
Series 2020, 4.125%, 5/01/40, 144A
5/30 at 100.00 N/R   1,012,501
2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
5/23 at 100.00 N/R   2,192,917
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R   940,680

77
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
$ 1,545 5.125%, 5/01/39 5/29 at 100.00 N/R $ 1,502,065
2,610 5.250%, 5/01/49 5/29 at 100.00 N/R 2,501,711
1,000 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   782,700
1,000 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   797,760
1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,176,975
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2018A-1:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,794,063
6,405 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R 6,419,860
235 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R   235,435
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 N/R   3,836,120
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
485 5.500%, 11/01/29, 144A No Opt. Call N/R 489,530
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 987,930
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 N/R 1,957,460
45,230 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 3.000%, 8/15/50 - AGM Insured , (WI/DD, Settling
10/06/22)
2/30 at 100.00 BBB   28,922,776
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 N/R   4,575,378
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,200,441
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,270,606
750 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 3.125%, 5/01/31 , (WI/DD,
Settling 10/05/22)
No Opt. Call N/R   642,652
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 N/R   408,475
1,420 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Charter School, Series 2019A,
6.125%, 6/15/46, 144A
6/26 at 100.00 N/R   1,397,181
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 764,174
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R 1,485,734
830 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.125%, 6/15/46, 144A
6/26 at 100.00 N/R   816,662

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
78
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,900 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series 2022,
5.250%, 10/01/56, 144A
10/29 at 100.00 BB+   $ 1,667,117
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey
School of St. Cloud, Series 2021A:
2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 N/R 1,607,496
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 N/R 1,390,698
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project,
Series 2020A:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 N/R 2,678,790
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 N/R 2,084,800
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Elementary School Project, Series 2014A:
6,025 6.250%, 7/01/34 7/24 at 100.00 N/R 6,064,644
9,780 6.500%, 7/01/44 7/24 at 100.00 N/R 9,834,475
3,935 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R   3,584,982
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Upper School Project, Series 2017C:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R 9,050,904
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 12,046,096
17,675 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%,
1/15/57, 144A
1/28 at 101.00 N/R   12,862,804
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project, Series 2021A, 4.000%, 7/01/51, 144A
7/31 at 100.00 N/R   738,440
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 5,892,216
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 6,945,875
1,030 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2019A,
5.000%, 12/15/49, 144A , (WI/DD, Settling 10/03/22)
12/29 at 100.00 Baa3   975,987
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 Ba2 4,607,481
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 Ba2 3,522,974
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R 1,106,812
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R 5,214,902
4,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A,
5.000%, 1/01/50, 144A
1/27 at 100.00 N/R   3,466,160

79
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
$ 355 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R $ 362,565
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 8,654,020
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2013A:
18,525 8.000%, 12/15/35, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 19,123,543
4,000 8.500%, 6/15/44, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 4,142,880
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2014A:
2,110 6.000%, 6/15/34, 144A 6/24 at 100.00 N/R 2,146,819
6,115 6.125%, 6/15/44, 144A 6/24 at 100.00 N/R 6,197,247
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2020C:
555 5.000%, 9/15/40, 144A 9/27 at 100.00 N/R 509,923
1,305 5.000%, 9/15/50, 144A 9/27 at 100.00 N/R 1,138,665
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Social Bonds-Unlocking
Children 's Potential Charter Schools Project, Series
2020A:
850 5.000%, 6/01/40 6/28 at 100.00 N/R 750,533
1,950 5.000%, 6/01/50 6/28 at 100.00 N/R 1,622,029
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation
Inc Projects, Series 2017A:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 N/R 2,967,516
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 N/R 5,460,872
8,210 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 N/R   8,482,490
5,000 Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022,
6.000%, 8/15/57, 144A
8/32 at 100.00 N/R   4,450,300
145,075 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   125,386,872
210,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Series 2019A-1, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   181,500,900
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
2,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/22 at 102.00 N/R 2,440,597
131,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/22 at 103.00 N/R 120,573,718
466,835 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/22 at 103.00 N/R 397,729,415
180,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   176,175,139
1,720 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29,
144A
6/27 at 100.00 N/R   1,651,372

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
80
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
$ 1,700 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R $ 1,548,853
4,200 5.000%, 6/01/48, 144A 6/28 at 100.00 N/R 3,779,748
6,535 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Rollins College Project, Refunding Series 2020A, 3.000%,
12/01/48, (UB) (5)
12/30 at 100.00 0   4,207,429
3,835 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27
10/22 at 100.00 N/R   3,839,257
Flow Way Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 4
Project, Series 2015:
1,185 5.125%, 11/01/36 11/26 at 100.00 N/R 1,180,272
1,485 5.375%, 11/01/46 11/26 at 100.00 N/R 1,469,066
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 N/R   2,332,901
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 N/R   4,349,492
Forest Brooke Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,000 5.000%, 12/15/37 12/27 at 100.00 N/R 972,270
2,000 5.125%, 12/15/46 12/27 at 100.00 N/R 1,911,920
1,000 Forest Lake Community Development District, Polk County, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52, 144A
5/32 at 100.00 N/R   945,620
10,755 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2020A, 3.000%, 7/01/49, (UB) (5)
7/29 at 100.00 0   7,805,871
FRERC Community Development District, Ocoee, Florida,
Special Assessment Bonds, Series 2020:
5,720 5.375%, 11/01/40 11/29 at 100.00 N/R 5,367,648
8,390 5.500%, 11/01/50 11/29 at 100.00 N/R 7,678,444
1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
5/23 at 100.00 N/R   1,639,046
1,900 Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   1,484,983
20 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Doral Breeze Project
Series 2012, 5.500%, 11/01/32
11/22 at 100.00 N/R   20,036
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 N/R   2,884,110
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 N/R   992,820
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   1,971,940

81
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 N/R   $ 4,535,325
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 N/R   1,021,630
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series
2019A:
1,845 4.750%, 11/01/39 11/29 at 100.00 N/R 1,747,713
3,695 5.000%, 11/01/50 11/29 at 100.00 N/R 3,417,764
1,000 Grande Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   782,330
8,830 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R   8,518,213
Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds,
Series 2017A:
1,010 5.000%, 11/01/28 No Opt. Call N/R 1,017,252
10,015 5.875%, 11/01/47 11/32 at 100.00 N/R 10,189,561
2,400 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 N/R   2,156,472
1,500 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2022, 5.000%, 5/01/52, 144A
5/32 at 100.00 N/R   1,353,630
4,745 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.250%, 5/01/32
5/24 at 100.00 N/R   4,751,501
Harmony West Community Development District,
Osceloa County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2018:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 N/R 899,477
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 N/R 1,782,559
2,070 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 3, Series 2021, 4.000%,
5/01/52 , (WI/DD, Settling 10/03/22)
5/31 at 100.00 N/R   1,657,180
Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series
2017:
2,620 5.000%, 1/01/38 1/27 at 100.00 N/R 2,559,688
6,550 5.000%, 1/01/50 1/27 at 100.00 N/R 6,108,857
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 N/R   3,722,628
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 N/R   748,798
385 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.250%, 5/01/38
5/27 at 100.00 N/R   382,374
635 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2017A-2, 5.000%, 5/01/36, 144A
5/27 at 100.00 N/R   630,060

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
82
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 810 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R   $ 813,054
4,470 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 N/R   4,617,912
465 Highland Meadows Community Development District, Davenport,
Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%,
5/01/36
10/22 at 100.00 N/R   464,991
1,015 Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C
Project, Series 2017, 5.000%, 11/01/48
11/27 at 100.00 N/R   951,816
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Area 5 Project, Series 2017:
390 5.375%, 11/01/37 11/27 at 100.00 N/R 388,155
790 5.500%, 11/01/47 11/27 at 100.00 N/R 772,525
315 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 N/R   308,032
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/29 at 100.00 N/R   1,909,069
Highlands Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Assessment Area 4 Project, Series 2018:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 N/R 691,462
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 N/R 1,154,691
1,000 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   778,890
450 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Series
2020, 4.000%, 5/01/50, 144A
5/30 at 100.00 N/R   355,225
16,490 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 Aa3   13,798,832
22,995 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (5)
2/31 at 100.00 0   16,120,185
24,470 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51 , (WI/DD, Settling 10/06/22)
8/31 at 100.00 AA+   14,750,516
Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2020:
350 5.000%, 11/01/41 No Opt. Call N/R 328,398
520 5.000%, 11/01/50 11/41 at 100.00 N/R 478,197
Hunter's Ridge Community Development District 1,
Flagler County, Florida, Special Assessment Bonds,
Assessment Area 1, Series 2019:
430 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 418,493
645 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 610,944

83
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Isles of Bartram Park Community Development District,
Saint Johns County, Florida, Special Assessment Bonds,
Series 2015:
$ 1,905 5.000%, 11/01/35 11/25 at 100.00 N/R $ 1,877,587
2,920 5.125%, 11/01/45 11/25 at 100.00 N/R 2,802,266
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 N/R   918,700
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel O-1 Project,
Series 2014:
490 5.125%, 11/01/34 11/24 at 100.00 N/R 484,551
895 5.375%, 11/01/44 11/24 at 100.00 N/R 881,808
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel Q Project,
Series 2014:
610 5.125%, 11/01/34 11/24 at 100.00 N/R 600,539
1,030 5.375%, 11/01/44 11/24 at 100.00 N/R 1,014,818
Lake County, Florida, Educational Facilities Revenue
Bonds, Imagine South Lake Charter School Project, Series
2019A:
825 5.000%, 1/15/49, 144A 7/29 at 100.00 N/R 717,478
825 5.000%, 1/15/54, 144A 7/29 at 100.00 N/R 704,954
3,940 Lake Deer Community Development District, Polk County Florida,
Special Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 N/R   3,553,998
1,160 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds,
Series 2012, 5.750%, 11/01/32
11/23 at 100.00 N/R   1,167,853
8,180 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 N/R   8,250,593
Lakes by the Bay South Community Development
District, Florida, Special Assessment Bonds, Series 2012:
3,500 5.250%, 11/01/33 11/22 at 100.00 N/R 3,505,565
3,000 5.750%, 11/01/42 11/22 at 100.00 N/R 3,005,880
2,940 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 N/R   2,952,377
Lakeside Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
1,610 5.000%, 5/01/38 5/28 at 100.00 N/R 1,566,160
2,660 5.100%, 5/01/48 5/28 at 100.00 N/R 2,522,504
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series
2019:
420 4.875%, 5/01/39 5/29 at 100.00 N/R 404,225
580 5.000%, 5/01/49 5/29 at 100.00 N/R 537,608
140 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Azario Project, Series 2019, 4.000%, 5/01/40 , (WI/
DD, Settling 10/14/22)
5/30 at 100.00 N/R   120,198
2,960 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47,
144A
5/27 at 100.00 N/R   2,844,767

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
84
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre &
Northwest Sector Projects, Series 2018:
$ 950 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R $ 952,546
1,545 5.650%, 5/01/48, 144A 5/29 at 100.00 N/R 1,530,693
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1A, Series 2018:
1,170 5.000%, 5/01/38 5/28 at 100.00 N/R 1,143,078
2,550 5.100%, 5/01/48 5/28 at 100.00 N/R 2,430,558
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1B, Series 2018:
2,250 5.300%, 5/01/39 5/29 at 100.00 N/R 2,232,743
3,995 5.450%, 5/01/48 5/29 at 100.00 N/R 3,903,634
Lawson Dunes Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022:
1,660 5.000%, 5/01/42, 144A 5/32 at 100.00 N/R 1,527,582
3,025 5.125%, 5/01/52, 144A 5/32 at 100.00 N/R 2,743,614
1,700 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%,
9/15/47, (Mandatory Put 9/15/27)
10/22 at 100.00 N/R   1,700,935
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
6,755 5.250%, 6/15/27 10/22 at 100.00 BB- 6,755,270
35,550 5.375%, 6/15/37 10/22 at 100.00 BB- 34,787,453
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
2,625 5.500%, 6/15/32, 144A 10/22 at 100.00 BB- 2,625,157
4,700 5.750%, 6/15/42, 144A 10/22 at 100.00 BB- 4,694,031
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Cypress Cove at
HealthPark Florida, Inc. Project, Series 2022A:
1,850 5.250%, 10/01/52 10/29 at 103.00 BB+ 1,607,428
6,650 5.250%, 10/01/57 10/29 at 103.00 BB+ 5,651,702
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
790 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 647,049
2,000 5.625%, 12/01/37, 144A 12/22 at 105.00 N/R 1,553,120
11,650 5.750%, 12/01/52, 144A 12/22 at 105.00 N/R 8,120,050
Lee County, Florida, Airport Revenue Bonds, Tender
Option Bond Trust 2021-XF1126:
7,045 4.000%, 10/01/51, (AMT), (UB) (5) 10/31 at 100.00 0 5,892,720
190 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37
10/22 at 100.00 N/R   190,017
4,750 LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021A, 4.000%, 5/01/52
5/31 at 100.00 N/R   3,700,582
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 N/R   1,065,742

85
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Series 2019:
$ 5,585 4.375%, 5/01/40 5/30 at 100.00 N/R $ 5,008,405
7,825 4.500%, 5/01/51 5/30 at 100.00 N/R 6,734,273
Majorca Isles Community Development District, Miami
Gardens, Florida, Special Assessment Bonds, Series
2015:
1,000 5.375%, 5/01/35 5/26 at 100.00 N/R 1,000,450
3,675 5.625%, 5/01/46 5/26 at 100.00 N/R 3,678,013
16,150 Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB)
10/32 at 100.00 Aa1   14,144,816
1,500 Mangrove Point and Mangrove Manor, Community Development
District, Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Series 2022, 4.375%, 5/01/52 , (WI/DD, Settling 10/14/22)
5/32 at 100.00 N/R   1,283,925
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%,
5/01/34
5/24 at 100.00 N/R   416,876
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 N/R   2,533,518
Miami Beach, Florida, Resort Tax Revenue Bonds, Series
2015:
13,515 5.000%, 9/01/40, (UB) (5) 9/25 at 100.00 0 13,773,407
7,000 5.000%, 9/01/45, (UB) (5) 9/25 at 100.00 0 7,108,990
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 Ba2   813,650
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R 3,676,452
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R 5,965,873
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
11,005 5.125%, 11/01/39 11/27 at 100.00 N/R 11,050,341
17,255 5.250%, 11/01/49 11/27 at 100.00 N/R 16,930,433
10,635 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53, (UB) (5)
4/28 at 100.00 0   8,720,913
Miami-Dade County IDA, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools , Series 2022
A and B:
1,720 5.250%, 7/01/52, 144A 7/29 at 103.00 Ba2 1,467,263
2,190 5.500%, 7/01/61, 144A 7/29 at 103.00 Ba2 1,859,551
2,250 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Doral Academy, Series 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB-   2,026,462
4,430 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 BBB   4,198,355
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, PInecrest Academy Project,
Series 2014:
1,000 5.000%, 9/15/34 9/24 at 100.00 BBB 1,008,380
1,730 5.250%, 9/15/44 9/24 at 100.00 BBB 1,740,743

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
86
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, Youth Co-Op Charter Schools
Project, Series 2015A:
$ 1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 N/R $ 1,501,140
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 N/R 3,488,870
14,790 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (5)
10/31 at 100.00 A3   12,818,937
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT)
10/31 at 100.00 A3   866,730
7,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/46, (AMT)
10/31 at 100.00 Aa3   6,199,340
Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018:
9,500 4.000%, 7/01/45, (UB) (5) 7/28 at 100.00 0 8,449,110
18,515 4.000%, 7/01/48, (UB) (5) 7/28 at 100.00 AA 16,202,477
16,675 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/48, (UB)
4/31 at 100.00 A+   14,667,997
2,410 Middleton Community Development Authority, Florida, Series 2022,
6.199%, 5/01/53, 144A , (WI/DD, Settling 10/17/22)
11/30 at 100.00 N/R   2,415,953
Midtown Miami Community Development District,
Florida, Special Assessment Revenue Bonds,
Infrastructure Project, Refunding Series 2014B:
980 5.000%, 5/01/29 5/23 at 100.00 N/R 982,450
6,705 5.000%, 5/01/37 5/23 at 100.00 N/R 6,705,402
13,905 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
5/23 at 100.00 N/R   13,891,790
3,885 Mirada Community Development District, Florida, Capital Improvement
Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R   3,855,746
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
10/22 at 100.00 N/R   9,140,548
Mirada II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2022:
360 5.125%, 5/01/32, 144A No Opt. Call N/R 354,902
1,090 5.600%, 5/01/42, 144A 5/32 at 100.00 N/R 1,062,140
1,810 5.750%, 5/01/53, 144A 5/32 at 100.00 N/R 1,761,239
2,645 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 N/R   2,658,489
Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018:
1,550 5.000%, 11/01/38, 144A 11/28 at 100.00 N/R 1,513,296
2,645 5.125%, 11/01/48, 144A 11/28 at 100.00 N/R 2,533,407
870 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)
10/22 at 100.00 N/R   313,200
1,590 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)
No Opt. Call N/R   572,400
1,905 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/51
5/34 at 100.00 N/R   1,487,976
1,880 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   1,463,411

87
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
North Boulevard Community Development District,
Haines, Polk County, Florida, Special Assessment Bonds,
Series 2019:
$ 715 5.500%, 11/01/39 11/30 at 100.00 N/R $ 705,505
1,240 5.625%, 11/01/49 11/30 at 100.00 N/R 1,210,475
North Park Isle Community Development District, Plant
City, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2019:
600 4.500%, 5/01/40 5/29 at 100.00 N/R 550,206
5,675 4.750%, 5/01/50 5/29 at 100.00 N/R 5,089,397
1,245 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R   974,748
2,750 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 N/R   2,541,935
8,055 North Springs Improvement District, Broward County, Florida, Water
Management Bonds, Parkland Bay Unit Area, Series 2018, 5.000%,
5/01/48
5/28 at 100.00 N/R   7,600,698
5,000 North Springs Improvement District, Broward County, Florida, Water
Management Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A
, (WI/DD, Settling 10/31/22)
5/28 at 100.00 N/R   4,757,528
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 2C, Series 2014:
2,700 5.000%, 8/01/34 8/24 at 100.00 N/R 2,709,936
3,500 5.000%, 8/01/46 8/24 at 100.00 N/R 3,386,145
13,280 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.500%, 8/01/46
8/26 at 100.00 N/R   13,310,544
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 53, Series 2018A:
3,280 5.500%, 8/01/39 8/29 at 100.00 N/R 3,306,043
5,730 5.625%, 8/01/49 8/29 at 100.00 N/R 5,759,567
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue
Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019,
5.500%, 12/01/49, (AMT), 144A
12/29 at 100.00 N/R   2,437,392
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50 , (WI/DD,
Settling 10/05/22)
6/30 at 100.00 N/R   1,227,765
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 N/R   2,215,568
Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018:
935 5.125%, 5/01/38 5/28 at 100.00 N/R 906,754
1,130 5.250%, 5/01/48 5/28 at 100.00 N/R 1,079,421

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
88
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
$ 1,250 0.000%, 10/01/40 10/29 at 68.72 BBB- $ 455,438
3,905 0.000%, 10/01/41 10/29 at 66.18 BBB- 1,331,761
2,850 0.000%, 10/01/42 10/29 at 63.69 BBB- 911,601
4,425 0.000%, 10/01/43 10/29 at 61.27 BBB- 1,327,190
2,600 0.000%, 10/01/44 10/29 at 59.08 BBB- 731,718
4,675 0.000%, 10/01/45 10/29 at 56.95 BBB- 1,232,751
1,000 Osceola Village Center Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R   782,330
1,045 Pacific Ace Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, 2022 Project, Series 2022,
4.125%, 5/01/42
5/32 at 100.00 N/R   891,573
11,895 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Series 2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 A1   10,037,834
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 N/R   8,490,760
7,115 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1   5,921,957
1,180 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%,
5/01/50
5/30 at 100.00 N/R   985,489
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R   1,172,550
2,000 Palmetto, Florida, Educational Facilities Revenue Bonds, Renaissance
Arts and Education Inc. Project, Series 2022A, 5.625%, 6/01/62
6/30 at 100.00 BBB-   1,880,000
545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 N/R   587,019
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series
2020:
800 3.875%, 5/01/40 5/30 at 100.00 N/R 650,984
1,000 4.100%, 5/01/50 5/30 at 100.00 N/R 802,840
805 Parkland Preserve Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2019B,
5.500%, 11/01/32
No Opt. Call N/R   799,872
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
12/22 at 108.00 N/R   6,967,685
975 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 N/R   981,562
Preserve at South Branch Community Development
District, Pasco County, Florida, Special Assessment
Revenue Bonds, Phase 1 Series 2018:
500 5.250%, 11/01/38 11/29 at 100.00 N/R 492,155
1,000 5.375%, 11/01/49 11/29 at 100.00 N/R 971,550
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   1,490,465

89
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,290 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
10/22 at 100.00 N/R   $ 2,286,565
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012:
60 5.750%, 11/01/22 No Opt. Call N/R 60,076
1,250 6.125%, 11/01/32 No Opt. Call N/R 1,315,150
1,000 6.875%, 11/01/42 11/32 at 100.00 N/R 1,087,110
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015:
1,350 5.000%, 11/01/35 11/25 at 100.00 N/R 1,329,696
2,270 5.200%, 11/01/45 11/25 at 100.00 N/R 2,201,673
7,490 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%,
5/01/33
5/25 at 100.00 N/R   7,583,400
Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project,
Refunding & Improvement Series 2015:
2,740 5.000%, 5/01/36 5/28 at 100.00 N/R 2,681,775
2,705 5.000%, 11/01/47, 144A 11/27 at 100.00 N/R 2,555,441
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   2,400,945
2,230 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38,
144A
11/27 at 100.00 N/R   2,139,797
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5
Project, Series 2019:
1,000 4.500%, 5/01/39 5/29 at 100.00 N/R 923,200
2,000 4.625%, 5/01/50 5/29 at 100.00 N/R 1,763,300
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50 , (WI/DD, Settling 10/14/22)
5/29 at 100.00 N/R   144,179
998 Riverbend West Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   943,809
1,380 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/38
5/28 at 100.00 N/R   1,344,686
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R   709,420
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1:
570 5.450%, 5/01/31 5/26 at 100.00 N/R 570,137
820 5.600%, 5/01/37 5/26 at 100.00 N/R 818,450
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 N/R   1,162,213
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
1,000 5.875%, 11/01/37 11/27 at 100.00 N/R 1,022,990
1,000 6.000%, 11/01/47 11/27 at 100.00 N/R 1,030,290
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 N/R 1,978,880
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 N/R 3,661,939

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
90
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,175 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022, 4.000%, 5/01/52
5/32 at 100.00 N/R   $ 918,897
1,900 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 N/R   1,971,060
1,700 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R   1,704,998
1,250 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R   1,182,213
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R   2,178,237
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022,
4.300%, 5/01/52
5/32 at 100.00 N/R   2,777,853
750 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51
5/31 at 100.00 N/R   586,748
27,500 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48, (UB)
7/28 at 100.00 A1   23,366,200
15,000 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2022, 4.000%,
7/01/52, (UB)
7/32 at 100.00 AA-   12,588,600
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2022, 4.000%,
7/01/52
7/32 at 100.00 AA-   1,661,695
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,615 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 1,392,243
4,030 4.250%, 5/01/53, 144A 5/31 at 100.00 N/R 3,288,802
1,575 Scenic Highway Community Development District, Haines, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   1,232,170
5,000 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project,
Series 2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 N/R   4,328,150
Shell Point Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Refunding Series 2019:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 1,463,520
2,990 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 2,880,686
4,000 Shingle Creek Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Series 2019, 5.000%, 5/01/49
5/29 at 100.00 N/R   3,744,600
Silverado Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
1A, Series 2018A-1:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 381,120
580 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 559,851
1,100 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding Series
2018A-2, 5.500%, 5/01/49, 144A
No Opt. Call N/R   1,084,050
310 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47,
144A
11/27 at 100.00 N/R   302,138

91
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,005 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 5.000%, 5/01/38
5/24 at 101.00 N/R   $ 1,968,730
3,990 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A, 5.250%, 11/01/48
11/27 at 100.00 N/R   3,799,478
80 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017B, 5.350%, 11/01/29
No Opt. Call N/R   80,704
1,500 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,173,210
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
995 5.250%, 5/01/39 5/31 at 100.00 N/R 969,857
2,925 5.375%, 5/01/49 5/31 at 100.00 N/R 2,804,753
10,775 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44, (UB)
5/26 at 100.00 AA   9,579,298
South Broward Hospital District, Florida, Hospital
Revenue Bonds, South Broward Hospital District
Obligated Group, Tender Option Bond Trust
2021-XG0345:
47,350 3.000%, 5/01/51, (UB) (5) 5/31 at 100.00 0 31,904,904
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2016:
55 5.000%, 5/01/29 5/27 at 100.00 N/R 55,338
780 5.375%, 5/01/37 5/27 at 100.00 N/R 781,809
2,740 5.625%, 5/01/47 5/27 at 100.00 N/R 2,746,302
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
1,510 5.000%, 5/01/38 5/28 at 100.00 N/R 1,471,540
3,750 5.375%, 5/01/49 5/28 at 100.00 N/R 3,639,413
56,065 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017, 4.000%, 8/15/47, (UB) (5)
8/27 at 100.00 A1   47,715,240
36,610 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Series 2017, 4.000%, 8/15/42, (UB) (5)
8/27 at 100.00 0   32,201,790
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
400 4.875%, 5/01/35 5/26 at 100.00 N/R 392,276
100 5.000%, 5/01/38 5/26 at 100.00 N/R 98,664
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
5/23 at 101.00 N/R   2,034,324
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2019:
1,000 5.000%, 5/01/39 5/29 at 100.00 N/R 966,720
1,250 5.250%, 5/01/49 5/29 at 100.00 N/R 1,202,175

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
92
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area One Project, Series 2014:
$ 2,125 5.125%, 11/01/34 11/24 at 100.00 N/R $ 2,125,531
3,265 5.500%, 11/01/44 11/24 at 100.00 N/R 3,274,763
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 N/R 1,494,363
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 N/R 2,894,520
2,215 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
5/23 at 100.00 N/R   2,217,038
1,165 Stonewater Community Development District, Cape Coral, Florida,
Special Assessment Revenue Bonds, Refunding Series 2021, 4.000%,
11/01/51, 144A
11/32 at 100.00 N/R   912,312
1,750 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.625%, 11/01/47
11/30 at 100.00 N/R   1,711,115
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
10/22 at 101.00 N/R   894,018
1,000 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series
2022, 6.375%, 11/01/52, 144A , (WI/DD, Settling 10/18/22)
11/42 at 100.00 N/R   1,004,470
2,500 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2013, 6.500%, 5/01/39
5/23 at 100.00 N/R   2,523,200
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 N/R   3,958,531
1,075 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2022, 5.375%, 6/15/52, 144A
6/32 at 100.00 N/R   1,037,827
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 1 Project, Series 2018A-1:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 493,955
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 1,277,800
1,540 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R   1,197,951
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/46
5/27 at 100.00 N/R   1,475,738
1,850 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call N/R   1,508,009
1,000 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   838,760
Sunbridge Stewardship District, Florida, Special
Assessment Revenue Bonds, Weslyn Park Project, Series
2022:
1,000 5.200%, 5/01/42, 144A 5/32 at 100.00 N/R 924,770
2,000 5.350%, 5/01/52, 144A 5/32 at 100.00 N/R 1,826,080

93
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55
12/25 at 100.00 Baa1   $ 2,779,140
500 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 A-   430,560
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   1,711,817
5,665 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R   5,097,367
165 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36
No Opt. Call N/R   146,596
6,750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   6,007,973
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 960,911
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 N/R 1,167,188
1,000 Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021,
4.000%, 12/15/51
12/31 at 100.00 N/R   784,110
Tohoqua Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2018:
945 4.700%, 5/01/38, 144A 5/28 at 100.00 N/R 898,241
1,075 4.800%, 5/01/48, 144A 5/28 at 100.00 N/R 981,303
Tolomato Community Development District, Florida,
Special Assessment Bonds, Expansion Parcel Project,
Series 2018:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 N/R 563,308
975 5.000%, 5/01/48, 144A 5/28 at 100.00 N/R 920,010
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 N/R   4,816,769
19,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
10/22 at 100.00 N/R   17,006,741
23,470 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
10/22 at 100.00 N/R   235
8,050 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured,
144A, (UB)
5/32 at 100.00 AA   7,120,064
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 N/R   2,247,310
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 N/R   3,375,801
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
280 5.375%, 5/01/38 5/29 at 100.00 N/R 277,390
525 5.500%, 5/01/49 5/29 at 100.00 N/R 507,901
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
1,265 5.375%, 5/01/38 5/29 at 100.00 N/R 1,253,210
2,600 5.500%, 5/01/49 5/29 at 100.00 N/R 2,518,750
1,225 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   1,080,560

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
94
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,760 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   $ 1,551,704
1,535 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51,
144A
5/30 at 100.00 N/R   1,204,438
4,865 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017,
4.500%, 10/01/47
10/27 at 100.00 N/R   4,261,691
1,000 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   779,070
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 N/R   828,135
Trevesta Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 - Phase 2 Project, Series 2018:
725 5.250%, 11/01/39, 144A 11/30 at 100.00 N/R 705,838
1,000 5.375%, 11/01/49, 144A 11/30 at 100.00 N/R 956,760
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 -
AGM Insured
11/32 at 100.00 N/R   804,832
2,795 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50
5/29 at 100.00 N/R   2,506,109
1,070 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call N/R   1,060,306
Trout Creek Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue
Bonds, Series 2018:
1,100 5.375%, 5/01/38 5/28 at 100.00 N/R 1,089,748
3,360 5.500%, 5/01/49 5/28 at 100.00 N/R 3,284,736
1,060 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R   829,535
1,560 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Downtown Neighborhood Assessment
Area Series 2019, 4.000%, 11/01/40
11/29 at 100.00 N/R   1,325,953
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
1,400 5.000%, 11/01/39 11/29 at 100.00 N/R 1,353,282
2,500 5.125%, 11/01/49 11/29 at 100.00 N/R 2,365,975
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Village 1
Project, Series 2015:
1,925 5.000%, 11/01/36 11/25 at 100.00 N/R 1,903,844
555 5.125%, 11/01/45 11/25 at 100.00 N/R 536,402
2,440 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 N/R   2,441,976
1,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Phase 1 Project, Series 2022,
4.000%, 5/01/52
5/32 at 100.00 N/R   1,169,430

95
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 10,525 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   $ 10,628,776
2,390 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-2, 6.375%, 11/01/47
11/31 at 100.00 N/R   2,413,565
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.750%, 5/01/37
5/26 at 100.00 N/R   590,388
2,000 Two Rivers North Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022, 5.250%,
5/01/52, 144A
5/32 at 100.00 N/R   1,834,660
Union Park Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016A-1:
255 5.375%, 11/01/37 11/27 at 100.00 N/R 252,779
1,000 5.500%, 11/01/46 11/27 at 100.00 N/R 980,630
1,990 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 N/R   1,963,513
Union Park East Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 2 Series 2019A-1:
1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,420,490
2,625 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,490,600
875 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R   830,751
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R   1,149,465
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
1,000 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 781,610
795 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 621,292
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
1,135 5.000%, 11/01/39 11/29 at 100.00 N/R 1,100,575
1,080 5.000%, 11/01/39 11/29 at 100.00 N/R 1,047,244
1,850 5.125%, 11/01/49 11/29 at 100.00 N/R 1,757,963
1,765 5.125%, 11/01/49 11/29 at 100.00 N/R 1,677,191
1,075 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area Three, Four and Five,
Series 2018B, 5.875%, 11/01/32
10/22 at 101.00 N/R   1,086,546
4,405 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%,
5/01/33
5/23 at 100.00 N/R   4,386,191
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod A
Project, Series 2017:
1,640 4.750%, 11/01/38 11/27 at 100.00 N/R 1,562,264
2,200 5.000%, 11/01/48 11/27 at 100.00 N/R 2,020,018

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
96
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod B
Project, Series 2017:
$ 1,295 4.750%, 11/01/38 11/27 at 100.00 N/R $ 1,233,617
1,795 5.000%, 11/01/48 11/27 at 100.00 N/R 1,648,151
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod C
Project, Series 2017:
895 5.000%, 11/01/38 11/27 at 100.00 N/R 868,974
1,410 5.125%, 11/01/48 11/27 at 100.00 N/R 1,331,505
1,015 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   793,222
1,500 Viera Stewardship District, Florida, Special Assessment Revenue Bonds,
Village 2 Series 2021 Project, Series 2021, 4.000%, 5/01/53
5/31 at 100.00 N/R   1,164,795
1,625 Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022, 5.250%, 5/01/53, 144A
5/32 at 100.00 N/R   1,506,391
1,000 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Phase 3 Project, Series 2022,
4.000%, 11/01/51, 144A
11/32 at 100.00 N/R   781,130
1,025 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Phase 4 Project, Series 2022,
4.125%, 5/01/52, 144A
5/32 at 100.00 N/R   816,966
1,800 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 N/R   1,646,352
1,260 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   988,659
Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 N/R 1,874,757
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 N/R 3,838,080
Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2014:
1,940 5.125%, 11/01/35 11/24 at 100.00 N/R 1,940,854
1,595 5.250%, 5/01/39 5/27 at 100.00 N/R 1,562,095
1,765 West Port Community Development District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,381,466
715 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R   563,963
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7
Master Infrastructure, Series 2019:
3,030 4.750%, 5/01/39 5/29 at 100.00 N/R 2,887,257
6,500 5.000%, 5/01/50 5/29 at 100.00 N/R 6,079,060
710 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019,
5.000%, 5/01/50, 144A
5/29 at 100.00 N/R   664,020

97
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Westside Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Solara Phase 1 Assessment Area, Series 2018:
$ 495 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R $ 481,749
575 5.200%, 5/01/48, 144A 5/28 at 100.00 N/R 552,115
3,250 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   2,540,102
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 N/R   2,425,510
Willows Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,500 5.000%, 5/01/39 5/29 at 100.00 N/R 1,450,080
3,000 5.200%, 5/01/50 5/29 at 100.00 N/R 2,860,590
1,460 Willows Community Development District, Manatee County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2022, 5.750%,
5/01/52, 144A
5/32 at 100.00 N/R   1,423,471
1,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   778,410
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 5.000%, 11/01/45
11/26 at 100.00 N/R   1,771,395
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R   914,230
1,555 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2015,
5.000%, 11/01/35
11/25 at 100.00 N/R   1,535,174
725 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R   664,252
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2014:
400 5.375%, 5/01/35 5/25 at 100.00 N/R 403,000
2,375 5.625%, 5/01/45 5/25 at 100.00 N/R 2,389,321
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016:
915 4.875%, 5/01/36 5/26 at 100.00 N/R 896,023
1,700 5.000%, 5/01/47 5/26 at 100.00 N/R 1,599,037
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2016:
510 5.125%, 5/01/36 5/28 at 100.00 N/R 500,396
925 5.500%, 5/01/46 5/28 at 100.00 N/R 913,188
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
1,505 5.500%, 11/01/39, 144A 11/30 at 100.00 N/R 1,496,693
2,575 5.625%, 11/01/49, 144A 11/30 at 100.00 N/R 2,513,689
3,230,600 Total Florida 2,807,028,766

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
98
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 1.8%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
$ 500 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R $ 265,000
24,900 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 13,197,000
31,660 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 16,779,800
1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
5.000%, 11/01/48
11/23 at 100.00 BB+   1,114,077
8,810 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+   7,473,787
4,385 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 13.352%, 3/01/23, 144A, (IF) (5)
No Opt. Call AA-   4,938,518
Baldwin County Hospital Authority, Georgia, Revenue
Bonds, Oconee Regional Medical Center, Series 1998:
890 5.250%, 12/01/22 (4),(8) 10/22 at 100.00 N/R 61,668
95 5.375%, 12/01/28 (4),(8) 10/22 at 100.00 N/R 6,583
91 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 (4),(8)
No Opt. Call N/R   108,155
20,700 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49, (UB) (5)
7/29 at 100.00 Aa2   17,984,367
22,880 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Transmission Corporation Vogtle Project,
Series 2012, 2.750%, 1/01/52, (UB) (5)
5/31 at 100.00 A1   14,086,301
5,510 Classic Center Authority, Clarke County, Georgia, Revenue Bonds,
Classic Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 Aa1   3,633,085
18,710 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52, (UB)
4/32 at 100.00 A+   15,655,780
Dalton Development Authority, Georgia, Revenue
Certificates, Hamilton Health Care System Inc, Series
2017:
1,000 4.000%, 8/15/41, (UB) (5) 2/28 at 100.00 0 902,930
22,510 4.000%, 8/15/48, (UB) (5) 2/28 at 100.00 0 19,456,744
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R   4,767,005
7,785 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 4.000%,
4/01/50, (UB)
4/30 at 100.00 A   6,562,288
5,445 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 6.500%, 4/01/43, (Pre-refunded
4/01/23)
4/23 at 100.00 N/R  (6) 5,529,289
40,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2020A, 3.000%, 2/15/47 , (WI/DD, Settling 10/06/22)
2/30 at 100.00 A   26,512,400
2,630 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Tender Option Bond Trust 2015-XF1016, 14.137%, 8/15/49, 144A, (IF)
(5)
2/25 at 100.00 AA   3,237,951
34,110 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 4.000%, 1/01/59, (UB) (5)
7/28 at 100.00 0   28,104,252

99
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 7,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 A   $ 6,173,930
Macon-Bibb County Urban Development Authority,
Georgia, Revenue Bonds, Academy for Classical
Education, Series 2017:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 N/R 1,771,442
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 N/R 1,503,887
20,610 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A, 5.000%, 5/15/43, (UB) (5)
5/29 at 100.00 A3   20,161,939
5,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/37, 144A
11/27 at 100.00 Ba3   4,795,250
Municipal Electric Authority of Georgia, Plant Vogtle
Units 3 & 4 Project J Bonds, Series 2019A:
47,285 5.000%, 1/01/49, (UB) (5) 7/28 at 100.00 Baa1 45,946,834
16,000 5.000%, 1/01/59, (UB) (5) 7/28 at 100.00 Baa1 15,368,800
4,300 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2021A, 4.000%, 1/01/51 - BAM Insured
1/32 at 100.00 A2   3,733,905
14,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2022A, 4.500%, 7/01/63
7/32 at 100.00 A3   12,381,880
11,650 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49, (UB) (5)
1/29 at 100.00 0   9,945,255
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 N/R   2,713,284
391,411 Total Georgia 314,873,386
Guam - 0.0%
Guam A.B. Won Pat International Airport Authority,
Revenue Bonds, Series 2013C:
675 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 692,530
735 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (6) 754,088
1,410 Total Guam 1,446,618
Hawaii - 0.2%
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   1,326,494
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   3,058,027
7,190 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R   7,009,028
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT), (UB) (5)
3/27 at 100.00 Baa1   15,212,239
5,205 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
6.750%, 5/01/47
10/22 at 100.00 BBB   5,207,915
33,795 Total Hawaii 31,813,703
Idaho - 0.3%
3,382 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%,
9/01/40
10/22 at 100.00 N/R   3,385,314

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
100
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 30,000 Idaho Falls Auditorium District, Idaho, Certifications of Participation,
Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R   $ 20,497,200
9,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 3.000%, 3/01/51, (UB)
3/32 at 100.00 A   5,860,890
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 BB   986,668
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Doral Academy of Idaho, Series
2021A:
1,480 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R 1,146,142
4,040 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 2,823,192
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%,
7/15/31, 144A
7/26 at 103.00 N/R   620,127
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Gem Prep Meridian North LLC,
Series 2020A:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 N/R 606,234
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R 1,848,302
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R 4,644,277
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 N/R   253,569
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R   1,423,153
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Xavier Charter School, Inc.
Project, Series 2015A:
975 5.000%, 6/01/35 6/25 at 100.00 BBB 974,493
2,380 5.000%, 6/01/44 6/25 at 100.00 BBB 2,276,803
64,412 Total Idaho 47,346,364
Illinois - 11.5%
6,410 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
10/22 at 100.00 N/R   6,048,220
4,045 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
10/22 at 100.00 N/R   3,901,315
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R   3,546,960
4,440 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 N/R   4,026,103
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
11,130 5.750%, 4/01/35, (UB) (5) 4/27 at 100.00 A- 11,653,221
38,215 6.100%, 4/01/36, (UB) (5) 4/27 at 100.00 A- 40,530,447
119,345 6.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 124,388,520
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
6,115 5.000%, 4/01/42, (UB) (5) 4/27 at 100.00 A- 6,134,996
4,685 5.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 4,673,006
7,500 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB) (5)
4/28 at 100.00 0   7,430,850

101
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,130 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB   $ 2,144,867
15,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 Ba3   13,988,100
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB   18,478,488
19,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB   18,627,793
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB   272,834,756
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   46,680,553
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/32
12/30 at 100.00 BB   1,988,840
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A, 4.000%, 12/01/47
12/31 at 100.00 BB   3,946,750
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
8,445 4.000%, 12/01/50, (UB) (5) 12/29 at 100.00 A+ 6,968,223
6,905 4.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+ 5,621,706
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Series 2014:
52,720 5.000%, 12/01/44, (UB) (5) 12/24 at 100.00 0 53,394,289
5,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Taxable Refunding, 5.000%, 12/01/52, (UB)
12/31 at 100.00 A+   5,387,360
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950 13.017%, 9/30/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 3,257,361
8,000 13.023%, 9/30/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 8,834,080
500 13.023%, 9/30/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 552,130
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
1,000 14.242%, 12/01/49, (Mandatory Put 10/07/22), 144A, (IF) 12/24 at 100.00 AA 1,099,890
1,150 14.242%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 1,264,874
2,000 14.242%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 2,199,780
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
3,755 12.991%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 3,995,170
2,600 12.991%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,766,296
2,000 12.991%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,127,920
4,221 Chicago, Illinois, Certificates of Participation Tax Increment Allocation
Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31,
144A
10/22 at 100.00 N/R   4,093,748
718 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopment Project, Series 2012, 6.100%, 1/15/29
10/22 at 100.00 N/R   700,149
4,718 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
10/22 at 100.00 N/R   4,347,417
3,807 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series
2013A, 7.125%, 3/15/33
10/22 at 100.00 N/R   3,807,146

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
102
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,934 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopment Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
10/22 at 100.00 N/R   $ 4,603,862
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2018A:
20,320 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 0 17,791,989
30,550 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 30,290,019
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2022A:
1,490 5.000%, 1/01/55 , (WI/DD, Settling 10/04/22) 1/32 at 100.00 A+ 1,465,549
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D:
15,560 5.000%, 1/01/52 1/27 at 100.00 A 15,597,811
5,000 5.000%, 1/01/52 1/27 at 100.00 A+ 4,936,200
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
18,485 4.000%, 1/01/44, (UB) (5) 1/29 at 100.00 0 16,348,319
3,500 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 0 3,548,475
Chicago, Illinois, General Obligation Bonds, City
Colleges, Series 1999:
9,325 0.000%, 1/01/34 - FGIC Insured No Opt. Call BBB- 5,303,127
32,270 0.010%, 1/01/39 - NPFG Insured No Opt. Call BBB- 13,315,893
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
2,595 5.500%, 1/01/31 1/25 at 100.00 Ba1 2,611,245
2,000 5.500%, 1/01/34 1/25 at 100.00 Ba1 2,008,160
2,500 5.500%, 1/01/37 1/25 at 100.00 Ba1 2,507,575
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
2,995 5.250%, 1/01/30 1/24 at 100.00 Ba1 3,000,451
1,445 5.250%, 1/01/32 1/24 at 100.00 Ba1 1,443,483
5,000 5.000%, 1/01/35 1/24 at 100.00 Ba1 4,896,550
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
5,000 5.625%, 1/01/30 1/27 at 100.00 BBB- 5,100,450
15,025 5.750%, 1/01/33 1/27 at 100.00 BBB- 15,277,420
92,600 6.000%, 1/01/38 1/27 at 100.00 BBB- 95,803,960
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2003B:
2,740 5.250%, 1/01/28 1/25 at 100.00 Ba1 2,759,399
2,900 5.500%, 1/01/34 1/25 at 100.00 Ba1 2,911,832
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D:
6,000 5.500%, 1/01/33 1/25 at 100.00 Ba1 6,024,480
6,850 5.500%, 1/01/37 1/25 at 100.00 Ba1 6,870,756
15,815 5.500%, 1/01/40 1/25 at 100.00 Ba1 15,862,919
3,365 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35
1/26 at 100.00 BBB-   3,274,650
Chicago, Illinois, General Obligation Bonds, Series
2015A:
3,900 5.500%, 1/01/35 1/25 at 100.00 BBB- 3,915,912
4,775 5.500%, 1/01/39 1/25 at 100.00 BBB- 4,789,468

103
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,795 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44
1/29 at 100.00 BBB-   $ 1,710,976
8,110 Chicago, Illinois, General Obligation Bonds, Variable Rate Demand
Series 2007F, 5.500%, 1/01/42
1/25 at 100.00 Ba1   8,134,573
6,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB)
11/27 at 100.00 0   5,428,500
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2018:
1,400 4.000%, 11/15/34, (UB) (5) 11/27 at 100.00 0 1,390,592
16,170 4.000%, 11/15/37, (UB) (5) 11/27 at 100.00 0 15,127,682
1,645 4.000%, 11/15/38, (UB) (5) 11/27 at 100.00 0 1,508,448
260 East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited
Obligation Tax Increment Revenue Bonds, Route 25 South
Redevelopment Project, Series 2012, 5.250%, 12/01/22
10/22 at 100.00 N/R   259,561
6,655 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds,
Evergreen Plaza Development Project, Senior Lien Series 2019A,
4.375%, 12/01/36, 144A
12/29 at 100.00 N/R   5,460,494
930 Illinois Development Finance Authority, Environmental Services Revenue
Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%,
6/01/32
10/22 at 100.00 B3   887,285
Illinois Finance Authority Revenue Bonds, Ness
Healthcare NFP, Series 2016A:
11,295 6.250%, 11/01/36, 144A (4) 11/26 at 100.00 N/R 7,926,492
13,325 6.375%, 11/01/46, 144A (4) 11/26 at 100.00 N/R 8,486,026
1,645 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A (4)
No Opt. Call N/R   1,549,590
46,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (5)
11/28 at 100.00 A3   39,942,260
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R 2,939,631
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 3,109,426
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R 865,466
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R 4,582,892
11,555 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series
2019, 4.000%, 12/01/38, (UB) (5)
12/29 at 100.00 Aa1   10,514,241
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
4,500 5.250%, 5/15/42 5/24 at 103.00 N/R 3,345,525
450 5.250%, 5/15/54 5/24 at 103.00 N/R 306,383
27,150 5.500%, 5/15/54 5/24 at 103.00 N/R 19,397,046
17,295 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, 4.125%, 5/01/45, (UB)
5/25 at 100.00 AA   15,442,360
2,500 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/37, (UB) (5)
8/27 at 100.00 0   2,323,250
6,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39, (UB) (5)
8/27 at 100.00 AA-   5,495,280

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
104
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 0   $ 2,324,026
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
10/22 at 100.00 N/R   5,023,297
Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022:
1,300 5.000%, 3/01/47 9/32 at 100.00 BBB- 1,156,155
1,200 5.000%, 3/01/52 9/32 at 100.00 BBB- 1,046,412
33,960 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A, 3.250%, 8/15/49, (UB) (5)
8/30 at 100.00 0   24,715,748
119,100 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB) (5)
1/28 at 100.00 Aa2   104,449,509
32,685 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020A, 3.000%, 5/15/50, (UB) (5)
11/30 at 100.00 A3   21,081,171
3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 N/R   3,087,463
2,400 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   2,301,408
Illinois Finance Authority, Revenue Bonds, Roosevelt
University, Series 2019A:
7,650 6.125%, 4/01/49, 144A 10/28 at 100.50 N/R 7,449,723
31,105 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R 29,827,207
11,345 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39, (UB)
5/25 at 100.00 A+   10,280,272
5,100 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 3.000%, 8/15/48, (UB) (5)
8/31 at 100.00 AA-   3,414,552
69,495 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) (5)
2/27 at 100.00 0   62,097,257
40,000 Illinois Finance Authority, Revenue Bonds, The University of Chicago,
Series 2018A, 5.000%, 10/01/48, (UB) (5)
10/27 at 100.00 0   41,556,000
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza,
Series 2013, 5.250%, 2/15/40
2/23 at 100.00 N/R   2,847,285
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
17,800 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 N/R (6) 18,668,818
2,200 5.000%, 10/01/46, (UB) (5) 10/25 at 100.00 AA- 2,243,186
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B-   1,233,081
12,175 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (5)
9/22 at 100.00 0   12,177,192
Illinois Sports Facility Authority, State Tax Supported
Bonds, Tender Option Bond Trust 2015-XF1009:
2,245 11.686%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 AA 2,443,570
3,305 11.688%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 AA 3,597,394
250 11.691%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 AA 272,125
Illinois State, General Obligation Bonds, April Series
2014:
8,695 5.000%, 4/01/36 - AGM Insured, (UB) (5) 4/24 at 100.00 0 8,734,128
5,000 5.000%, 4/01/39 4/24 at 100.00 BBB- 4,892,800

105
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, February Series
2014:
$ 4,445 5.000%, 2/01/39 2/24 at 100.00 BBB- $ 4,350,055
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 BBB-   1,259,817
15,000 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 Baa1   15,075,600
17,500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB-   16,575,125
Illinois State, General Obligation Bonds, May Series 2014:
7,625 5.000%, 5/01/33, (UB) (5) 5/24 at 100.00 BBB- 7,636,056
100 5.000%, 5/01/36 5/24 at 100.00 BBB- 98,897
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB-   10,515,487
Illinois State, General Obligation Bonds, Series 2013:
170 5.500%, 7/01/26 7/23 at 100.00 BBB- 171,703
100 5.500%, 7/01/38 7/23 at 100.00 BBB- 100,236
7,295 Illinois State, General Obligation Bonds, Series 2022C, 5.250%,
10/01/46 , (WI/DD, Settling 10/13/22)
10/32 at 100.00 BBB+   7,139,117
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1006:
1,795 10.674%, 4/01/32 - AGM Insured, 144A, (IF) (5) 4/24 at 100.00 AA 1,854,073
6,665 Illinois State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1010, 10.492%, 2/01/39 - AGM Insured, 144A, (IF) (5)
2/24 at 100.00 AA   6,320,553
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1012:
2,750 10.492%, 7/01/28, 144A, (IF) (5) 7/23 at 100.00 AA 2,823,040
1,850 11.482%, 7/01/33 - AGM Insured, 144A, (IF) (5) 7/23 at 100.00 AA 1,893,198
8,825 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation
September Series 2016A, 4.000%, 6/15/31, (UB) (5)
6/26 at 100.00 0   8,652,560
2,405 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation
September Series 2021A, 3.000%, 6/15/34 - BAM Insured
6/31 at 100.00 AA   2,075,828
2,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bonds Trust 2015-XF0230, 12.852%, 7/01/23, 144A, (IF) (5)
No Opt. Call AA-   2,099,380
2,000 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds,
District 1860 Development Project, Series 2021A, 4.820%, 1/01/41,
144A
11/26 at 100.00 N/R   1,634,580
1,220 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 N/R   1,227,674
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
8,500 4.000%, 6/15/50 - BAM Insured, (UB) 12/29 at 100.00 AA 6,722,905
7,735 4.000%, 6/15/50, (UB) (5) 12/29 at 100.00 0 6,117,844
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2012B:
8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call A2 3,280,587
7,100 0.000%, 12/15/50 - AGM Insured No Opt. Call A2 1,594,944
10 0.010%, 12/15/50 No Opt. Call BB+ 1,927

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
106
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2015A:
$ 10,000 0.000%, 12/15/52 - AGM Insured No Opt. Call BB+ $ 2,010,400
7,360 5.000%, 6/15/53, (UB) (5) 12/25 at 100.00 BB+ 6,853,853
5,985 5.000%, 6/15/53 12/25 at 100.00 BB+ 5,573,411
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2017A:
15,000 0.000%, 12/15/56 - BAM Insured No Opt. Call AA 2,406,000
10,000 0.010%, 12/15/56 - AGM Insured No Opt. Call A2 1,604,000
16,930 5.000%, 6/15/57 12/27 at 100.00 BB+ 15,712,394
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
2,760 0.000%, 12/15/54 - BAM Insured No Opt. Call AA 495,806
20,000 0.010%, 12/15/54 No Opt. Call BB+ 3,015,000
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
31,480 0.010%, 6/15/43 - AGM Insured, (UB) (5) No Opt. Call BB+ 10,808,658
5,100 0.000%, 6/15/44 - AGM Insured No Opt. Call BB+ 1,653,318
1,255 0.000%, 6/15/45 - AGM Insured No Opt. Call BB+ 384,381
6,270 0.010%, 6/15/47 - AGM Insured No Opt. Call BB+ 1,715,535
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
20,305 0.010%, 12/15/34 - NPFG Insured No Opt. Call BB+ 10,866,424
8,470 0.010%, 6/15/35 - NPFG Insured No Opt. Call BB+ 4,404,908
15,425 0.010%, 12/15/35 - NPFG Insured No Opt. Call BB+ 7,784,843
42,555 0.010%, 6/15/38 - NPFG Insured No Opt. Call BB+ 18,418,655
25,000 0.000%, 12/15/40 - AGM Insured, (UB) (5) No Opt. Call A2 9,986,000
4,000 0.000%, 12/15/40 - AGM Insured No Opt. Call A2 1,597,760
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call BB+ 55,343
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   1,986,721
2,620 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A
10/22 at 100.00 N/R   2,475,189
4,540 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   4,484,203
Regional Transportation Authority, Cook, DuPage, Kane,
Lake, McHenry and Will Counties, Illinois, General
Obligation Bonds, Series 2018B:
14,340 4.000%, 6/01/45, (UB) (5) 6/28 at 100.00 0 13,055,279
20,000 4.000%, 6/01/48, (UB) (5) 6/28 at 100.00 0 17,646,200
0(9) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring
Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%,
10/15/24
No Opt. Call N/R   181
51,495 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Series 2018A, 4.000%, 1/01/48, (UB) (5)
1/28 at 100.00 0   42,673,907
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C:
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 0 40,850,400
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 0 41,285,200

107
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,400 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Tender Option Bond Trust Series 2022-XL0294, 4.000%,
1/01/48, (UB)
1/28 at 100.00 AA   $ 6,176,632
24,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
10/22 at 100.00 B-   24,337,728
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series
2013:
500 7.250%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (6) 520,315
7,375 7.250%, 11/01/36, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (6) 7,674,646
14,250 State of Illinois, Income Tax Secured Revenue Bonds, Refunding Forward
Delivery Series 2022C, 5.500%, 10/01/39 , (WI/DD, Settling 10/13/22)
10/32 at 100.00 N/R   14,578,890
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 N/R   799,590
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 N/R   1,085,404
1,319 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
10/22 at 100.00 N/R   1,319,462
115 Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series
2007, 5.800%, 1/15/23
10/22 at 100.00 N/R   114,419
3,695 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
10/22 at 100.00 N/R   1,514,950
2,210 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)
10/22 at 100.00 N/R   2,210,156
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
3/23 at 100.00 N/R   1,755,220
4,545 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
10/22 at 100.00 N/R   4,477,507
2,233,345 Total Illinois 1,982,345,110
Indiana - 0.9%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee
at the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R   2,011,000
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 N/R   5,762,105
Fort Wayne, Indiana Multifamily Housing Revenue Bonds,
Silver Birch of Fort Wayne Project, Series 2017:
495 5.125%, 1/01/32 1/23 at 105.00 N/R 422,295
4,465 5.350%, 1/01/38 1/23 at 105.00 N/R 3,576,956
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   3,751,110
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call N/R   239,835
1,595 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 11.596%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA   2,150,682

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
108
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 7,355 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.250%, 3/01/43
3/23 at 100.00 B+   $ 6,367,003
7,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Project, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 BB   6,884,746
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55, 144A
12/27 at 103.00 N/R   2,267,278
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27,
144A
No Opt. Call N/R   331,495
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB-   4,503,023
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 2,178,724
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 5,649,193
4,860 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48,
144A
7/28 at 100.00 N/R   4,718,623
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series
2021A:
850 5.000%, 6/01/41 6/31 at 100.00 N/R 731,331
625 5.000%, 6/01/51 6/31 at 100.00 N/R 505,150
550 5.000%, 6/01/56 6/31 at 100.00 N/R 432,823
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   7,396,935
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call N/R   348,642
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
10/22 at 100.00 B-   20,956,943
11,440 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 4.000%, 11/01/51, (UB)
11/25 at 100.00 Aa3   9,765,298
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Tender Option Bond
Trust 2015-XF1026:
3,750 11.029%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 Aa3 (6) 3,907,050
1,600 11.029%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 Aa3 (6) 1,667,008
1,000 11.029%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 Aa3 (6) 1,041,880
1,000 11.029%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 Aa3 (6) 1,041,880
36,575 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB) (5)
12/29 at 100.00 AA   31,479,005
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R   3,442,680
1,780 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
10/22 at 100.00 N/R   1,785,126
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project, Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,520,850
18,375 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (4),(8)
No Opt. Call N/R   5,932,001

109
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 185 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B,
7.250%, 6/01/22 (4),(8)
No Opt. Call N/R   $ 59,724
Terre Haute, Indiana, Multifamily Housing Revenue
Bonds, Silver Birch of Terre Haute Project, Series 2017:
465 5.100%, 1/01/32 1/23 at 105.00 N/R 395,929
4,560 5.350%, 1/01/38 1/23 at 105.00 N/R 3,653,062
3,950 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 4.000%, 1/15/32
1/23 at 100.00 N/R   3,415,960
180,530 Total Indiana 150,293,345
Iowa - 1.0%
155,120 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/22 at 100.00 Ba2   138,927,023
35,870 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   31,238,824
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
750 5.000%, 8/01/38 8/23 at 102.00 N/R 622,208
2,050 5.125%, 8/01/48 8/23 at 102.00 N/R 1,585,552
193,790 Total Iowa 172,373,607
Kansas - 0.4%
2,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+   2,658,765
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway
Area 1 Special Obligation Series 2006:
2,775 1.000%, 3/01/26 (4) 10/22 at 100.00 N/R 1,221,180
568 1.000%, 3/01/28 (4) No Opt. Call N/R 249,816
2,084 Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)
8/22 at 100.00 N/R   355,300
5,390 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/49
3/29 at 100.00 BB-   4,630,226
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 0.000%, 12/15/34
(4)
12/22 at 100.00 N/R   1,207,500
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,385 4.375%, 12/15/23 12/22 at 100.00 N/R 6,176,001
5,000 5.250%, 12/15/29 12/22 at 100.00 N/R 2,842,700
10,955 6.000%, 12/15/32 12/22 at 100.00 N/R 4,762,029
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A,
4.000%, 8/01/48, (UB) (5)
8/26 at 100.00 0   9,472,320
9,965 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45, (UB) (5)
9/25 at 100.00 AA-   9,993,400
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System,
Series 2017A:
13,050 4.000%, 3/01/42, (UB) 3/27 at 100.00 AA- 11,634,205
4,710 4.000%, 3/01/42, (Pre-refunded 3/01/27), (UB) 3/27 at 100.00 N/R (6) 4,838,866

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
110
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 3,341 Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood
Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33, (AMT),
(Mandatory Put 10/07/22)
No Opt. Call N/R   $ 3,352,173
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
1,000 5.750%, 9/01/32 9/25 at 100.00 N/R 891,940
10,845 6.000%, 9/01/35 9/25 at 100.00 N/R 9,639,036
11,490 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-
Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A
No Opt. Call N/R   3,179,283
104,433 Total Kansas 77,104,740
Kentucky - 0.4%
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   2,565,150
Campbellsville, Kentucky, Industrial Building Revenue
Bonds, Campbellsville University Project, Series 2017:
4,580 5.000%, 3/01/39 3/27 at 100.00 N/R 3,896,893
2,500 4.500%, 3/01/47 3/27 at 100.00 N/R 1,826,650
9,850 Fayette County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38, (UB) (5)
5/26 at 100.00 0   9,289,239
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr
Highland Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 N/R   3,010,088
5,900 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   5,248,227
6,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   5,337,180
5,240 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-
XF1024, 12.160%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5)
1/23 at 100.00 AA-  (6) 5,349,778
1,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc.
Obligated Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 N/R   787,530
2,500 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.750%, 11/15/45
11/25 at 100.00 N/R   2,154,550
6,760 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   6,359,538
16,000 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A   11,378,400
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   3,781,895
5,745 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R   5,177,107
1,400 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 N/R   1,265,180
University of Louisville, Kentucky, Revenue Bonds,
General Receipts Series 2020A:
5,945 2.625%, 9/01/46 - AGM Insured, (UB) (5) 9/28 at 100.00 0 3,811,399
7,970 2.750%, 9/01/50 - AGM Insured, (UB) (5) 9/28 at 100.00 0 5,027,476
92,900 Total Kentucky 76,266,280

111
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 1.0%
$ 35,130 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   $ 35,292,652
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R   4,137,198
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R   1,118,345
2,905 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R   2,370,916
3,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R   2,531,970
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
1,920 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 1,860,672
1,615 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 1,579,954
1,880 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 N/R   1,674,460
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at
Monroe Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 Ba3   2,937,800
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 N/R   9,287,400
11,820 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   11,925,671
7,500 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 -
AGM Insured, (UB) (5)
6/30 at 100.00 0   5,119,800
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
1,000 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 822,210
2,500 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 1,917,475
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 460,905
1,460 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 1,328,994
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lake Charles College Prep Project, Series 2019A:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 N/R 2,611,888
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 N/R 2,848,050
4,225 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R   3,334,454

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
112
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2022A:
$ 815 6.375%, 6/01/52, 144A 6/31 at 100.00 N/R $ 759,246
1,530 6.500%, 6/01/62, 144A 6/31 at 100.00 N/R 1,410,522
1,480 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R   1,101,727
8,745 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (5)
5/30 at 100.00 0   5,995,572
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Young Audiences Charter School, Series 2019A:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 N/R 2,933,424
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 N/R 3,119,384
Louisiana Public Facilities Authority, Revenue Bonds, Lake
Charles Charter Academy Foundation Project, Series
2011A:
365 7.750%, 12/15/31 10/22 at 100.00 N/R 365,646
7,425 8.000%, 12/15/41 10/22 at 100.00 N/R 7,436,732
10,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 BBB   8,687,600
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation
Project, Series 2013A:
3,900 8.250%, 12/15/38 12/23 at 100.00 N/R 3,946,800
4,125 8.375%, 12/15/43 12/23 at 100.00 N/R 4,173,757
5,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (4)
No Opt. Call N/R   50
Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022:
1,030 6.125%, 6/01/52, 144A , (WI/DD, Settling 10/06/22) 6/30 at 101.00 N/R 971,661
1,425 6.250%, 6/01/62, 144A , (WI/DD, Settling 10/06/22) 6/30 at 101.00 N/R 1,334,284
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
5,000 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (6) 5,226,400
8,660 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 0 (6) 9,052,125
New Orleans, Louisiana, Water Revenue Bonds, Series
2015:
4,000 5.000%, 12/01/40, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 0 (6) 4,206,280
4,000 5.000%, 12/01/45, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 0 (6) 4,206,280
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   11,989,019
Saint Tammany Public Trust Financing Authority,
Louisiana, Revenue Bonds, Christwood Project,
Refunding Series 2015:
865 5.250%, 11/15/29 11/24 at 100.00 N/R 860,381
1,000 5.250%, 11/15/37 11/24 at 100.00 N/R 947,950
2,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/41
2/31 at 100.00 BBB+   1,661,060
3,037 West Trace Community Development District, Westlake, Louisiana,
Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R   2,525,600
195,682 Total Louisiana 176,072,314

113
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.0%
$ 13,115 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (4),(8)
12/26 at 100.00 N/R   $ 89,182
4,500 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2019, 0.000%, 6/15/34
(4),(8)
12/26 at 100.00 N/R   30,600
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
10/22 at 100.00 B1   3,968,486
21,565 Total Maine 4,088,268
Maryland - 1.7%
Anne Arundel County, Maryland, Special Tax District
Revenue Bonds, Villages at Two Rivers Projects, Series
2014:
1,310 4.900%, 7/01/30 7/24 at 100.00 N/R 1,289,197
1,035 5.125%, 7/01/36 7/24 at 100.00 N/R 1,030,374
1,840 5.250%, 7/01/44 7/24 at 100.00 N/R 1,817,202
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC   7,828,497
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R   1,485,270
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 N/R   2,913,224
2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R   1,641,780
3,715 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   3,428,351
Howard County, Maryland, Special Obligation Bonds,
Annapolis Junction Town Center Project, Series 2014:
725 5.800%, 2/15/34 2/24 at 100.00 N/R 698,668
1,000 6.100%, 2/15/44 2/24 at 100.00 N/R 949,630
3,150 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A
2/26 at 100.00 N/R   2,699,676
9,010 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
10/22 at 100.00 BB-   9,031,174
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
1,650 2.500%, 12/01/22 (4) No Opt. Call N/R 990,000
90,070 2.500%, 12/01/31 (4) 10/22 at 100.00 N/R 54,042,000
4,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (4)
10/22 at 100.00 N/R   2,700,000
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
3,000 4.375%, 7/01/36 1/27 at 100.00 N/R 2,740,380
4,460 4.500%, 7/01/44 1/27 at 100.00 N/R 3,914,274
1,000 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R   776,580

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
114
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
$ 6,210 2.500%, 7/01/51, (UB) (5) 7/31 at 100.00 A+ $ 3,531,689
15,385 3.000%, 7/01/51 7/31 at 100.00 A 9,900,401
5,000 3.000%, 7/01/51, (UB) (5) 7/31 at 100.00 A 3,217,550
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R 930,810
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R 1,597,338
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 N/R 1,361,256
20,440 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (5)
2/25 at 100.00 0   20,461,462
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Series
2017A:
34,180 5.000%, 5/15/45, (UB) (5) 5/27 at 100.00 A 34,032,684
17,070 4.000%, 5/15/47, (UB) (5) 5/27 at 100.00 0 14,537,495
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Tender
Option Bond Trust 2015-XF1021:
2,495 10.678%, 8/15/42, 144A, (IF) (5) 2/25 at 100.00 Aa3 2,505,529
19,710 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48, (UB) (5)
1/28 at 100.00 A   16,702,451
8,750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45, (UB)
4/30 at 100.00 A   7,562,625
5,560 Maryland Stadium Authority Built to Learn Revenue, 3.000%, 6/01/41,
(UB) (5)
6/31 at 100.00 0   4,163,884
11,975 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2021, 4.000%, 6/01/46, (UB) (5)
6/31 at 100.00 A+   10,296,345
13,420 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 4.000%, 6/01/52, (UB)
6/32 at 100.00 AA   11,205,297
20,155 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Bonds, Hillside Senior Living Apartments, Series
2018, 4.950%, 2/01/60, (Mandatory Put 3/01/36), 144A
3/34 at 100.00 N/R   17,007,892
415 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.850%,
1/01/51
7/30 at 100.00 Aaa   270,319
6,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.850%,
1/01/51, (UB)
7/30 at 100.00 Aaa   3,908,220
19,970 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44, (UB) (5)
6/25 at 100.00 AA-   19,993,365
5,100 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   5,091,891

115
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Green Second
Series 2019B:
$ 1,775 3.000%, 6/01/47, (UB) (5) 6/29 at 100.00 0 $ 1,305,761
1,085 3.000%, 6/01/49, (UB) (5) 6/29 at 100.00 0 789,272
361,280 Total Maryland 290,349,813
Massachusetts - 0.5%
6,880 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (5)
10/28 at 100.00 AA   4,339,904
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 Aa3   8,737,000
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
1,255 6.000%, 1/01/33, (Pre-refunded 7/01/23) 1/23 at 100.00 N/R (6) 1,280,953
1,245 6.000%, 1/01/33, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (6) 1,253,678
7,500 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 BBB-   7,514,850
16,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45, (UB) (5)
7/25 at 100.00 0   16,002,080
15,235 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C, 3.000%, 10/01/45 - AGM Insured, (UB)
(5)
10/30 at 100.00 BBB+   10,693,142
13,930 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
(5)
7/26 at 100.00 0   12,880,096
5,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51,
(AMT)
7/31 at 100.00 BBB   3,218,250
10,130 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
4.000%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 0   8,568,562
15,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018D, 4.000%, 5/01/48, (UB)
5/28 at 100.00 0   13,467,150
810 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/47, (UB)
3/30 at 100.00 AA   586,334
102,985 Total Massachusetts 88,541,999
Michigan - 1.5%
1,155 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB   1,014,644
1,050 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
10/22 at 100.00 BBB-   1,016,999
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
10/22 at 100.00 N/R   1,626,364
Conner Creek Academy East, Michigan, Public School
Revenue Bonds, Series 2007:
2,120 5.000%, 11/01/26 10/22 at 100.00 B 1,928,373
3,750 5.250%, 11/01/31 10/22 at 100.00 B 3,103,875
3,840 5.250%, 11/01/36 10/22 at 100.00 B 2,836,608
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
2,460 6.000%, 10/01/33 10/23 at 100.00 N/R 2,311,145
4,110 6.000%, 10/01/43 10/23 at 100.00 N/R 3,628,514

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
116
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 N/R   $ 6,429,148
62,500 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
10/22 at 100.00 N/R   45,209,375
159 Detroit, Wayne County, Michigan, General Obligation Bonds, Series
2003A, 5.250%, 4/01/23
10/22 at 100.00 N/R   158,935
Detroit, Wayne County, Michigan, General Obligation
Bonds, Social Bond Series 2021A:
6,765 5.000%, 4/01/46 , (WI/DD, Settling 10/03/22) 4/31 at 100.00 BB- 6,395,022
6,750 5.000%, 4/01/50 4/31 at 100.00 BB- 6,313,883
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
10/22 at 100.00 BB   3,312,715
41,005 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 0   35,568,967
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R   2,896,495
10,630 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A   9,071,217
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
5,000 4.000%, 2/15/47, (UB) (5) 8/29 at 100.00 A1 4,261,050
23,700 4.000%, 2/15/50, (UB) (5) 8/29 at 100.00 A1 19,948,527
13,710 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49, (UB) (5)
12/29 at 100.00 0   9,385,866
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 5.000%, 2/01/33
2/27 at 102.00 BB+   797,572
1,390 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
10/22 at 100.00 BBB-   1,387,317
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Holly Academy
Project, Refunding Series 2021:
905 4.000%, 12/01/41 12/31 at 100.00 BB+ 698,741
1,000 4.000%, 12/01/51 12/31 at 100.00 BB+ 703,870
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Hope Academy
Project, Refunding Series 2021:
2,705 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R 2,255,808
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R 3,395,448
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Madison Academy
Project, Refunding Series 2021:
1,000 4.250%, 12/01/39 12/27 at 100.00 N/R 757,330
1,000 5.000%, 12/01/46 12/27 at 100.00 N/R 779,970
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
10/22 at 100.00 BB-   372,588
10,895 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   8,620,669

117
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.010%, 6/01/45
No Opt. Call BBB-   $ 1,035,050
8,500 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65 ,
(WI/DD, Settling 10/14/22)
12/30 at 18.38 N/R   652,205
Michigan Housing Development Authority, Rental
Housing Revenue Bonds, Series 2015A:
6,675 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 0 5,916,987
13,525 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 0 12,239,043
840 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
10/22 at 100.00 N/R   817,060
1,915 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 N/R   1,780,510
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
10/22 at 100.00 BBB-   1,505,135
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54, (UB) (5)
10/29 at 100.00 AA-   8,698,900
9,990 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB)
10/31 at 100.00 Aa2   8,628,363
610,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.010%, 6/01/58
6/33 at 11.41 N/R   25,339,070
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
10/22 at 12.13 CCC-   353,546
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo
Term Series 2008B, 0.000%, 6/01/46
10/22 at 14.00 N/R   5,172,000
Renaissance Public School Academy, Michigan, Public
School Academy Revenue Bonds, Series 2012A:
745 5.500%, 5/01/27 10/22 at 100.00 BB 732,573
1,565 6.000%, 5/01/37 10/22 at 100.00 BB 1,545,485
1,325 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
10/22 at 100.00 BB   1,238,080
650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 BB   519,877
2,295 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
10/22 at 100.00 B+   2,160,169
959,489 Total Michigan 264,521,088
Minnesota - 0.9%
Anoka, Minnesota, Health Care and Housing Facility
Revenue Bonds, The Homestead at Anoka, Inc. Project,
Series 2014:
1,200 5.375%, 11/01/34 11/24 at 100.00 N/R 1,140,108
1,000 5.125%, 11/01/49 11/24 at 100.00 N/R 824,740
Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A:
3,040 5.000%, 7/01/38 7/26 at 102.00 N/R 2,659,696
1,570 5.000%, 7/01/53 7/26 at 102.00 N/R 1,249,532
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R   6,421,465

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
118
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 N/R   $ 1,164,235
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series
2015A:
750 5.500%, 7/01/40 7/25 at 100.00 N/R 632,580
1,420 5.750%, 7/01/46 7/25 at 100.00 N/R 1,181,582
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 BB-   1,779,480
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
700 5.000%, 7/01/36 7/24 at 102.00 N/R 663,264
2,510 5.000%, 7/01/47 7/24 at 102.00 N/R 2,214,749
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000 5.000%, 7/01/49 7/27 at 102.00 N/R 4,894,380
2,000 5.000%, 7/01/54 7/27 at 102.00 N/R 1,597,720
Columbus, Minnesota, Charter School Lease Revenue
Bonds, New Millennium Academy Project, Series 2015A:
1,050 5.500%, 7/01/30 7/25 at 100.00 B 943,603
6,200 5.875%, 7/01/40 7/25 at 100.00 B 5,124,610
5,000 6.000%, 7/01/45 7/25 at 100.00 B 4,056,950
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+   965,440
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Seven Hills Preparatory Academy Project, Series
2017A:
1,000 5.000%, 10/01/37 10/24 at 100.00 N/R 883,930
1,700 5.000%, 10/01/49 10/24 at 100.00 N/R 1,388,543
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+   1,870,060
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
2,360 5.000%, 7/01/36 7/26 at 100.00 N/R 2,112,459
4,925 5.000%, 7/01/47 7/26 at 100.00 N/R 4,037,072
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB   2,298,162
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 N/R   1,644,800
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
810 5.000%, 7/01/34 7/24 at 100.00 BB 779,301
2,965 5.000%, 7/01/44 7/24 at 100.00 BB 2,650,176
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds,
Beacon Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 N/R   1,489,044
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R   7,117,476
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call N/R   546,444
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
10/22 at 100.00 B1   2,295,694

119
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   $ 1,093,812
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Friendship Academy of the Arts Project, Series
2019A:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 N/R 1,201,626
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 N/R 1,661,960
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2022A:
1,300 5.500%, 7/01/52 7/32 at 100.00 N/R 1,157,689
2,490 5.500%, 7/01/57 7/32 at 100.00 N/R 2,188,137
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R   886,524
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2017A:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 N/R 1,089,169
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,257,975
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 N/R 5,535,952
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,597,563
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 5,039,606
Otsego, Minnesota, Charter School Lease Revenue
Bonds, Kaleidoscope Charter School Project, Series
2014A:
500 5.000%, 9/01/34 9/24 at 100.00 BB- 462,670
1,840 5.000%, 9/01/44 9/24 at 100.00 BB- 1,587,092
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 N/R   1,605,840
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
2,025 5.000%, 4/01/36 4/26 at 100.00 N/R 1,551,332
3,085 5.000%, 4/01/46 4/26 at 100.00 N/R 2,091,908
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 BBB-   2,393,650
21,815 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R   20,344,233
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series
2017A, 5.500%, 7/01/52, 144A
7/27 at 100.00 N/R   1,428,285
4,750 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   4,059,208
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB   3,841,350
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 4.000%, 6/01/56, 144A
6/29 at 102.00 N/R   709,005

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
120
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds, Metro
Deaf School Project, Series 2018A:
$ 1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 N/R $ 1,120,596
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,131,314
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds, Twin
Cities Academy Project, Series 2015A:
40 5.000%, 7/01/35 7/25 at 100.00 BB 38,006
1,715 5.300%, 7/01/45 7/25 at 100.00 BB 1,590,937
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB   894,950
Saint Paul Housing and Redevelopment Authority,
Minnesota, Collateralized Multifamily Housing Revenue
Bonds, Marian Center Project, Series 2007A:
845 5.300%, 11/01/30 10/22 at 100.00 N/R 788,554
1,225 5.375%, 5/01/43 10/22 at 100.00 N/R 1,025,937
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB   1,764,742
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013,
5.125%, 1/01/39
1/23 at 100.00 N/R   860,510
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 N/R   4,280,736
Spring Lake Park, Minnesota, Charter School Lease
Revenue Bonds, Excell Academy for Higher Learning Inc.,
Series 2019A:
1,125 5.000%, 6/15/49 6/27 at 100.00 N/R 998,257
1,595 5.000%, 6/15/54 6/27 at 100.00 N/R 1,392,116
Stillwater, Minnesota, Multifamily Housing Revenue
Bonds, Orleans Homes LP, Series 2007:
840 5.250%, 2/01/27, (AMT) 10/22 at 100.00 N/R 828,769
800 5.500%, 2/01/42, (AMT) 10/22 at 100.00 N/R 725,656
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
315 4.500%, 6/01/36 6/24 at 100.00 N/R 259,005
730 4.750%, 6/01/46 6/24 at 100.00 N/R 566,451
173,075 Total Minnesota 147,678,417
Mississippi - 0.1%
5,425 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R   3,994,753
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44, (UB) (5)
6/26 at 100.00 Baa1   4,865,360
1,053 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
11/22 at 100.00 N/R   912,744
14,478 Total Mississippi 9,772,857

121
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 1.8%
$ 1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series
2015A, 5.250%, 6/01/39
6/24 at 100.00 N/R   $ 845,900
6,809 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
10/22 at 100.00 N/R   5,359,750
155 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1   160,876
Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006:
0 5.000%, 6/01/22 (4) No Opt. Call N/R 0
2,902 5.000%, 6/01/28 (4) 10/22 at 100.00 N/R 1,915,052
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
10/22 at 100.00 N/R   1,493,419
Joplin Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, 32nd Street Place Community
Improvement District Project, Series 2021:
730 3.500%, 11/01/40 11/28 at 100.00 N/R 594,329
1,500 4.250%, 11/01/50 11/28 at 100.00 N/R 1,159,050
Kansas City Industrial Development Authority,
Missouri, Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2020A:
7,895 4.000%, 3/01/45, (AMT), (UB) 3/30 at 100.00 A 6,722,355
20,140 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) 3/30 at 100.00 A 17,054,955
3,860 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R   3,216,036
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R 698,027
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R 2,629,436
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Subordinate Refunding & Improvement Series 2016, 8.000%,
4/15/46, 144A
4/26 at 100.00 N/R   3,961,558
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/42
5/27 at 100.00 BB   1,027,836
635 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
10/22 at 100.00 N/R   484,261
3,152 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
10/22 at 100.00 N/R   2,836,981
Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds,
Summit Fair Community Improvement District Project,
Series 2012:
825 5.000%, 5/01/35 10/22 at 100.00 N/R 728,821
2,365 6.000%, 5/01/42 10/22 at 100.00 N/R 2,076,092
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.875%, 11/01/37, 144A
11/27 at 100.00 N/R   2,165,600

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
122
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
$ 4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R $ 3,773,238
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 3,492,769
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R   6,332,926
1,000 M150 and 135th Street Transportation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R   793,370
38,395 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A,
4.000%, 11/15/48, (UB) (5)
5/28 at 100.00 0   32,507,127
14,580 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (5)
1/28 at 100.00 AA   12,321,704
12,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48, (UB) (5)
11/23 at 100.00 A2   12,816,810
30,120 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49, (UB) (5)
5/29 at 100.00 A2   25,402,606
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, CoxHealth, Tender
Option Bond Trust 2015-XF1015:
5,085 10.786%, 11/15/48, 144A, (IF) (5) 11/23 at 100.00 N/R 5,191,582
24,945 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB)
(5)
11/27 at 100.00 A+   21,038,114
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mosaic Health System,
Series 2019A:
1,925 4.000%, 2/15/44, (UB) (5) 2/29 at 100.00 A1 1,669,918
9,815 4.000%, 2/15/49, (UB) (5) 2/29 at 100.00 A1 8,292,595
6,580 4.000%, 2/15/54, (UB) (5) 2/29 at 100.00 A1 5,437,252
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500 4.000%, 5/15/42, (UB) (5) 5/25 at 102.00 A+ 8,337,580
41,750 4.000%, 5/15/48, (UB) (5) 5/25 at 102.00 A+ 35,274,575
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 N/R   2,397,986
1,470 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R   1,015,213
1,660 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28
5/23 at 100.00 N/R   1,611,362
3,455 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 N/R   3,109,535
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R   2,259,210

123
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Nazareth
Living Center, Series 2015A:
$ 600 5.000%, 8/15/35 8/25 at 100.00 N/R $ 553,278
1,800 5.125%, 8/15/45 8/25 at 100.00 N/R 1,550,070
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R   2,990,368
Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A:
9,330 4.000%, 12/01/42, (UB) 12/30 at 100.00 AA 8,344,379
10,210 4.000%, 12/01/44, (UB) 12/30 at 100.00 AA 9,187,264
10,620 4.000%, 12/01/45, (UB) 12/30 at 100.00 AA 9,551,947
8,465 4.250%, 12/01/46, (UB) 12/30 at 100.00 AA 7,905,040
10,885 4.000%, 12/01/47, (UB) 12/30 at 100.00 AA 9,761,015
5,100 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53, 144A
6/31 at 100.00 N/R   4,430,727
1,664 Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27 (4)
3/23 at 100.00 N/R   299,520
526 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
10/22 at 100.00 N/R   526,289
2,338 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
10/22 at 100.00 N/R   1,192,365
1,170 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859,
Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A,
6.500%, 12/11/29
10/22 at 100.00 N/R   631,800
5,100 Shrewsbury, Missouri, Tax Increment and Improvement District Revenue
Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%,
5/01/36, 144A
5/25 at 100.00 N/R   4,453,932
293 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
3/23 at 100.00 N/R   291,528
2,205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)
No Opt. Call N/R   352,800
135 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1   140,018
10,100 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R   7,707,613
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 N/R   847,176
375,572 Total Missouri 318,922,935
Montana - 0.1%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 N/R   469,360
7,070 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A, 3.000%, 6/01/50
6/31 at 100.00 A   4,718,518
8,000 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A, 3.000%, 6/01/50, (UB) (5)
6/31 at 100.00 A   5,339,200
15,570 Total Montana 10,527,078

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
124
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 0.1%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Tender Option Bond Trust 2015-XF1042:
$ 960 10.982%, 11/01/45, 144A, (IF) (5) 11/25 at 100.00 AA- $ 902,208
1,545 10.973%, 11/01/48, 144A, (IF) (5) 11/25 at 100.00 AA- 1,448,067
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities
Obligated Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 AA   3,025,977
10,460 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Series 2021A, 4.000%, 7/15/62, (UB) (5)
7/31 at 100.00 AA   9,023,528
16,425 Total Nebraska 14,399,780
Nevada - 1.5%
845 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 N/R   846,648
12,522 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   9,261,459
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
2,865 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,150,010
15,720 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 N/R 13,770,563
9,500 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   8,072,720
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,130 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 11,369,514
81,345 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 71,533,166
36,390 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   28,095,991
Director of the State of Nevada Department of Business
and Industry, Charter School Lease Revenue Bonds,
Somerset Academy, Series 2015:
1,000 5.000%, 12/15/35, 144A 12/25 at 100.00 BB 973,720
2,520 5.125%, 12/15/45, 144A 12/25 at 100.00 BB 2,403,122
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/48, 144A
12/25 at 100.00 BB   1,367,400
Henderson Public Improvement Trust, Nevada, Revenue
Bonds, Touro College and University System, Series
2014A:
2,630 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 BBB- (6) 2,725,285
3,000 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 BBB- (6) 3,108,690
Henderson, Nevada, Local Improvement District No.
T-20 Rainbow Canyon, Local Improvement Bonds, Series
2018:
785 5.000%, 9/01/38 9/28 at 100.00 N/R 769,206
7,490 5.375%, 9/01/48 9/28 at 100.00 N/R 7,345,817
55,685 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49,
(UB) (5)
7/28 at 100.00 A   46,714,147

125
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,010 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 N/R   $ 1,011,273
520 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 N/R   468,317
1,495 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49
12/30 at 100.00 N/R   1,384,176
3,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
10/22 at 100.00 N/R   2,622,420
1,340 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 N/R   1,210,717
1,300 Nevada State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+   1,145,443
Nevada System of Higher Education, Certificates of
Participation, Series 2020A:
5,190 3.000%, 7/01/45, (UB) (5) 7/29 at 100.00 0 3,592,881
11,625 3.000%, 7/01/50, (UB) (5) 7/29 at 100.00 0 7,666,339
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
2,010 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 2,010,442
4,100 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 3,933,950
3,500 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C, 5.400%, 6/01/27
10/22 at 100.00 N/R   3,310,755
34,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor
Project, Series 2018C, 0.010%, 7/01/58, 144A
7/38 at 31.26 N/R   3,571,360
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor
Project, Series 2018D, 0.010%, 7/01/58, 144A
7/28 at 13.65 N/R   8,478,000
404,017 Total Nevada 250,913,531
New Hampshire - 0.2%
Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B:
625 0.010%, 1/01/23 - ACA Insured No Opt. Call B3 618,050
50 0.000%, 1/01/25 - ACA Insured No Opt. Call B3 44,907
370 0.000%, 1/01/27 - ACA Insured No Opt. Call B3 301,942
730 0.000%, 1/01/29 - ACA Insured No Opt. Call B3 534,725
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call B3 2,297,307
20,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
10/22 at 100.00 N/R   19,012,200
14,030 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%,
8/01/33, (UB) (5)
8/24 at 100.00 0   13,226,362
39,125 Total New Hampshire 36,035,493
New Jersey - 2.3%
4,920 Atlantic City, Atlantic County, New Jersey, General Obligation Bonds,
Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 - BAM Insured,
(UB) (5)
3/27 at 100.00 0   5,060,860
7,545 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
10/22 at 100.00 B   6,242,356

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
126
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,370 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.125%, 1/01/37 (4)
10/22 at 100.00 Caa3   $ 1,378,108
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Greater Brunswick Charter
School, Series 2014A:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 N/R 838,032
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 N/R 1,515,924
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 N/R 999,890
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 BB 1,050,459
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 BB 2,049,488
New Jersey Economic Development Authority, Fixed
Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075 5.000%, 1/01/34 1/24 at 100.00 N/R 988,731
1,675 5.250%, 1/01/44 1/24 at 100.00 N/R 1,482,928
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/47, (UB) (5)
12/27 at 100.00 0   2,476,275
New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile
Justice Commission Facilities Project, Series 2018C:
230 5.000%, 6/15/36 12/27 at 100.00 BBB 231,753
6,000 5.000%, 6/15/47, (UB) (5) 12/27 at 100.00 0 5,943,060
1,750 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011B, 3.000%, 8/01/43, (AMT), (UB) (5)
8/24 at 100.00 0   1,210,212
9,400 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT), (UB) (5)
8/24 at 100.00 0   6,708,122
16,950 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%,
11/01/44, (UB) (5)
11/29 at 100.00 0   14,399,703
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
14,865 5.250%, 6/15/40, (UB) (5) 6/25 at 100.00 BBB 14,942,595
865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) (5) 6/25 at 100.00 N/R (6) 909,107
15,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (UB) (5)
12/26 at 100.00 BBB   14,882,400
8,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (UB) (5)
6/27 at 100.00 BBB   7,930,720
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
21,965 4.000%, 6/15/44, (UB) (5) 12/29 at 100.00 0 18,682,770
44,360 4.000%, 6/15/49, (UB) (5) 12/29 at 100.00 0 36,827,228
New Jersey Economic Development Authority, School
Revenue Bonds, Leap Academy University Charter School
Inc. Project; Series 2014A:
850 6.000%, 10/01/34, 144A 10/24 at 100.00 BB- 855,839
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 BB- 2,262,893
22,150 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
10/22 at 100.00 B   22,174,143

127
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 3,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
10/22 at 101.00 B+   $ 3,467,800
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
8,750 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 8,749,912
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 2,999,970
2,580 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%,
6/01/33, (AMT)
6/23 at 101.00 B+   2,532,915
15,895 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R   12,042,688
7,625 New Jersey Higher Education Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT),
(UB) (5)
12/28 at 100.00 0   6,299,394
785 New Jersey Higher Education Assistance Authority, Student Loan
Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 4.729%,
12/01/24, (AMT), 144A, (IF)
12/23 at 100.00 AA   759,315
2,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 A   2,505,850
23,120 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30,
(UB) (5)
6/26 at 100.00 Baa1   23,855,678
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/36 - AMBAC Insured,
(UB) (5)
No Opt. Call BBB   19,340,800
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2008A:
3,000 0.000%, 12/15/35 No Opt. Call BBB 1,521,900
49,200 0.000%, 12/15/38 - BAM Insured, (UB) (5) No Opt. Call 0 21,946,644
71,475 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39, (UB) (5)
No Opt. Call BBB   27,996,757
14,990 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 4.000%, 12/15/37 - BAM Insured, (UB) (5)
12/28 at 100.00 0   13,822,279
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB) (5)
12/28 at 100.00 BBB   36,746,000
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
8,715 4.000%, 6/15/44, (UB) (5) 12/28 at 100.00 BBB 7,412,718
6,495 3.500%, 6/15/46, (UB) (5) 12/28 at 100.00 BBB 4,926,003
18,975 4.000%, 6/15/50, (UB) (5) 12/28 at 100.00 BBB 15,691,186
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB)
12/30 at 100.00 BBB   12,693,000
527,155 Total New Jersey 397,354,405
New Mexico - 0.1%
1,185 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,176,231
650 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R   571,350
3,185 Mariposa East Public Improvement District, New Mexico, Revenue
Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
3/23 at 64.12 N/R   1,437,295

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
128
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 565 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R   $ 518,048
3,890 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R   3,502,673
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,879,420
Trails Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2008:
250 7.625%, 10/01/23 10/22 at 100.00 N/R 250,110
3,145 7.750%, 10/01/38 10/22 at 100.00 N/R 3,144,969
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 N/R   4,543,231
2,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   1,618,660
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   4,373,850
26,750 Total New Mexico 23,015,837
New York - 11.5%
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020,
3.000%, 4/01/45 - AGM Insured, (UB)
4/30 at 100.00 AA   9,593,408
Build New York City Resource Corporation, New York,
Revenue Bonds, Global Community Charter School
Project, Series 2022A:
1,275 5.000%, 6/15/52 6/32 at 100.00 BB+ 1,147,806
1,050 5.000%, 6/15/57 6/32 at 100.00 BB+ 924,997
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York,
Series 2014:
200 5.000%, 11/01/39 11/24 at 100.00 BB 181,786
7,645 5.500%, 11/01/44 11/24 at 100.00 BB 7,153,656
Build New York City Resource Corporation, New York,
Revenue Bonds, New World Preparatory Charter School
Project, Series 2021A:
735 4.000%, 6/15/51 6/31 at 100.00 N/R 545,304
530 4.000%, 6/15/56 6/31 at 100.00 N/R 379,162
50,520 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   51,016,106
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   12,713,983
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 4,122,600
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 7,484,400
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28,
144A
No Opt. Call N/R   1,964,754
185 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24,
144A
No Opt. Call N/R   181,411

129
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,155 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25,
144A
No Opt. Call N/R   $ 1,116,723
33,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB)
5/32 at 100.00 A-   30,226,350
9,965 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB-   9,358,032
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
5/23 at 100.00 BBB-   660,211
7,000 Dormitory Authority of the State of New York, Revenue Bonds,
Maimonides Medical Center, Series 2020, 3.000%, 2/01/50, (UB) (5)
8/27 at 100.00 0   4,841,410
8,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 AA-   7,004,800
43,690 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM
Insured , (WI/DD, Settling 10/06/22)
3/30 at 100.00 A2   28,568,454
1,000 Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A3   992,980
63,760 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 3.000%, 7/01/48,
(UB) (5)
7/30 at 100.00 0   41,736,658
Dormitory Authority of the State of New York, Revenue
Bonds, Saint Joseph's College, Series 2021:
225 4.000%, 7/01/40 7/30 at 100.00 BBB- 194,249
650 5.000%, 7/01/51 7/30 at 100.00 BBB- 635,928
Dormitory Authority of the State of New York, Revenue
Bonds, Vaughn College of Aeronautics & Technology,
Series 2016A:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 BB- 4,827,950
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 BB- 3,688,840
5,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 4.000%, 3/15/49, (UB)
3/32 at 100.00 AA+   5,031,024
6,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 3.000%, 3/15/39, (UB)
9/30 at 100.00 Aa1   5,113,680
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Bidding Group 5 Series 2021E:
20,040 3.000%, 3/15/50 3/32 at 100.00 AA+ 14,027,599
4,850 3.000%, 3/15/51, (UB) 3/32 at 100.00 AA+ 3,371,817
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017B:
4,785 4.000%, 2/15/44, (UB) (5) 8/27 at 100.00 0 4,324,491
10,685 4.000%, 2/15/46, (UB) (5) 8/27 at 100.00 0 9,541,171
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48,
(UB) (5)
9/28 at 100.00 0   18,575,760
10,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 4.000%, 3/15/49, (UB)
3/29 at 100.00 Aa1   8,810,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
130
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019D:
$ 8,860 4.000%, 2/15/47, (UB) 2/30 at 100.00 Aa2 $ 7,874,414
22,585 3.000%, 2/15/49 , (WI/DD, Settling 10/06/22) 2/30 at 100.00 Aa2 15,928,523
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, Tender Option
Bond Trust 2015-XF1030:
2,990 13.257%, 3/15/39, 144A, (IF) (5) 3/24 at 100.00 AA+ 3,187,430
4,000 13.271%, 3/15/44, 144A, (IF) (5) 3/24 at 100.00 AA 4,236,400
7,630 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 4.000%, 3/15/47, (UB) (5)
3/27 at 100.00 0   6,759,722
7,500 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 4.000%, 3/15/47, (UB) (5)
3/28 at 100.00 0   6,644,550
2,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%,
6/01/38
10/22 at 100.00 B-   1,873,820
14,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R   3,225,600
48,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R   38,787,390
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R   4,611,242
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 5.660%, 2/01/44
2/30 at 100.00 N/R   4,542,805
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R   9,776,832
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R   12,678,974
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2020A:
4,460 5.530%, 2/01/40 2/30 at 100.00 N/R 4,244,850
5,880 5.730%, 2/01/50 2/30 at 100.00 N/R 5,547,133
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,480 4.450%, 2/01/41 2/30 at 100.00 A2 1,917,709
5,890 4.600%, 2/01/51 2/30 at 100.00 A2 4,276,376
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call A2   307,115
10,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 4.000%, 2/15/47 - AGM
Insured, (UB)
2/27 at 100.00 AA   8,871,100
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 N/R   4,500,000

131
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 16,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%,
11/15/52, (UB)
11/27 at 100.00 0   $ 14,243,040
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Bonds, Tender
Option Bond Trust Series 2022-Xf3000-3:
27,000 4.000%, 11/15/50, (UB) (5) 5/31 at 100.00 0 21,856,230
9,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B, 4.000%,
11/15/49 - AGM Insured, (UB)
5/29 at 100.00 AA   7,935,300
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020A-1:
7,450 5.000%, 11/15/47, (UB) 5/30 at 100.00 BBB+ 7,094,486
20,000 4.000%, 11/15/54 - AGM Insured, (UB) 5/30 at 100.00 A1 16,949,000
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
17,885 5.000%, 11/15/50, (UB) (5) 5/30 at 100.00 BBB+ 16,938,526
8,000 5.000%, 11/15/50 5/30 at 100.00 BBB+ 7,576,640
55,425 5.250%, 11/15/55, (UB) (5) 5/30 at 100.00 BBB+ 54,656,255
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-1:
6,500 5.000%, 11/15/43, (UB) 11/30 at 100.00 BBB+ 6,259,825
37,400 5.000%, 11/15/45, (UB) 11/30 at 100.00 BBB+ 35,809,004
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-2:
20,500 4.000%, 11/15/47, (UB) (5) 11/30 at 100.00 0 16,836,445
33,280 4.000%, 11/15/48, (UB) (5) 11/30 at 100.00 BBB+ 27,213,722
39,675 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49, (UB) (5)
11/30 at 100.00 BBB+   32,277,200
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2021A-1:
20,000 4.000%, 11/15/47, (UB) (5) 5/31 at 100.00 0 16,425,800
10,400 4.000%, 11/15/48, (UB) (5) 5/31 at 100.00 0 8,504,288
26,175 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45, (UB) (5)
11/30 at 100.00 BBB+   21,730,747
4,905 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45
11/30 at 100.00 BBB+   4,072,180
83,625 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB) (5)
5/28 at 100.00 BBB+   70,936,579
9,800 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013E, 5.000%, 11/15/43, (UB) (5)
11/23 at 100.00 0   9,437,890
10,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56, (UB)
11/26 at 100.00 BBB+   9,344,100
15,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB) (5)
5/31 at 100.00 BBB+   12,622,650

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
132
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Tender Option Bond
Trust 2015-XF1004:
$ 2,566 17.856%, 11/15/41, 144A, (IF) (5) 11/22 at 100.00 0 $ 2,588,984
1,550 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 0 (6) 1,563,237
539 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 0 (6) 543,743
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Academy of Health Sciences
Charter School Project, Social Impact Series 2022:
2,675 5.875%, 7/01/52, 144A 7/32 at 100.00 N/R 2,510,835
2,000 6.000%, 7/01/57, 144A 7/32 at 100.00 N/R 1,872,980
515 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35 ,
(WI/DD, Settling 10/14/22)
10/22 at 100.00 CCC+   464,860
5,920 New York City Housing Development Corp, 3.050%, 5/01/50, (UB) (5) 5/27 at 100.00 0   4,088,826
4,500 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Green
Series 2021G-1, 2.450%, 11/01/45, (UB) (5)
9/29 at 100.00 Aa2   2,869,695
9,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B, 2.400%, 11/01/50, (UB) (5)
5/28 at 100.00 Aa2   5,285,250
New York City Industrial Development Agency, New
York, Civic Facility Revenue Bonds, Bronx Parking
Development Company, LLC Project, Series 2007:
2,890 0.000%, 10/01/22 (4) No Opt. Call N/R 2,312,000
18,995 0.000%, 10/01/27 (4) 10/22 at 100.00 N/R 15,196,000
34,160 0.000%, 10/01/37 (4) 10/22 at 100.00 N/R 27,328,000
70,725 0.000%, 10/01/46 (4) 10/22 at 100.00 N/R 56,580,000
13,175 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 3.000%, 3/01/49 - AGM Insured, (UB) (5)
9/30 at 100.00 BBB+   9,124,873
3,450 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second General Resolution, Tender
Option Bond Trust 2021-XF2940, 3.000%, 6/15/50, (UB) (5)
12/30 at 100.00 0   2,415,932
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Tender
Option Bond Trust 2015-XF0129:
970 12.511%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 993,697
1,320 12.520%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,352,287
2,000 12.520%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 2,048,920
3,700 13.191%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 3,790,502
14,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47, (UB) (5)
12/26 at 100.00 AA+   14,139,300
1,600 New York City Municipal Water Finance Authority, Water and Sewer
System Second General Resolution Revenue Bonds, Tender Option
Bond Trust 2015-XF1022, 13.023%, 6/15/47, 144A, (IF) (5)
6/23 at 100.00 AA+   1,636,944
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500 5.000%, 7/15/40, (UB) (5) 7/25 at 100.00 Aa3 2,559,075
5,000 5.000%, 7/15/41, (UB) (5) 7/25 at 100.00 0 5,111,550
10,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45, (UB) (5)
1/26 at 100.00 0   9,052,200

133
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 21,900 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44,
(UB) (5)
2/27 at 100.00 0   $ 19,959,441
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2018
Series C-3:
4,490 4.000%, 5/01/42, (UB) (5) 5/28 at 100.00 0 4,144,989
5,990 4.000%, 5/01/43, (UB) (5) 5/28 at 100.00 0 5,490,913
9,005 4.000%, 5/01/44, (UB) (5) 5/28 at 100.00 0 8,201,844
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2020
Subseries B-1:
13,495 4.000%, 11/01/43, (UB) 11/29 at 100.00 Aa1 12,354,267
29,490 3.000%, 11/01/47 , (WI/DD, Settling 10/06/22) 11/29 at 100.00 Aa1 21,074,144
3,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%,
5/01/48, (UB) (5)
11/30 at 100.00 0   2,175,415
8,500 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 4.000%, 10/01/41, (UB) (5)
10/27 at 100.00 0   7,845,415
2,610 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/51, (UB) (5)
3/31 at 100.00 AA-   1,807,295
10,725 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 4.000%, 8/01/50, (UB)
8/31 at 100.00 AA-   9,382,552
13,390 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A,
0.000%, 11/15/49
No Opt. Call A2   3,020,248
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-
Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
10/22 at 19.02 N/R   8,895,750
74,030 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   66,441,925
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project,
Class 2 Series 2014:
18,305 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 17,853,049
37,245 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 36,296,370
109,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R   110,379,285
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 4 World Trade Center Project,
Refunding Green Series 2021A:
55,150 3.000%, 11/15/51, (UB) (5) 11/31 at 100.00 A- 35,819,373
5,800 3.000%, 11/15/51 - BAM Insured, (UB) (5) 11/31 at 100.00 AA 3,879,562
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
53,495 3.125%, 9/15/50, (UB) 3/30 at 100.00 Aaa 37,991,079
7,045 3.250%, 9/15/52, (UB) 3/30 at 100.00 Aa3 5,071,977
3,420 3.500%, 9/15/52, (UB) 3/30 at 100.00 A2 2,400,259

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
134
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Housing Finance Agency, New York,
Affordable Housing Revenue Bonds, Climate Bond
Certified/Sustainability, Tender Option Bond Trust
2021-XL0177:
$ 2,740 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 0 $ 1,861,446
2,285 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 0 1,552,338
2,545 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 0 1,709,298
4,085 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 0 2,743,609
4,965 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 0 3,172,834
4,355 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 0 2,783,019
10,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50, (UB)
5/30 at 100.00 AA   8,804,600
15,600 New York State Thruway Authority, General Revenue Bonds, Series
2021O, 4.000%, 1/01/45, (UB)
7/31 at 100.00 A   14,015,040
New York State Thruway Authority, General Revenue
Junior Indebtedness Obligations, Series 2019B:
15,405 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 0 9,976,894
1,980 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 0 1,348,261
20,000 4.000%, 1/01/53, (UB) 1/30 at 100.00 A- 17,039,200
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Series 2021A-1:
7,045 4.000%, 3/15/43, (UB) 3/31 at 100.00 AA+ 6,442,793
13,635 3.000%, 3/15/48 , (WI/DD, Settling 10/06/22) 3/31 at 100.00 AA+ 9,649,626
5,000 3.000%, 3/15/48, (UB) , (WI/DD, Settling 10/06/22) (5) 3/31 at 100.00 AA+ 3,538,550
19,365 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%,
3/15/44, (UB) (5)
9/27 at 100.00 0   17,425,014
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020A:
24,635 4.000%, 3/15/45, (UB) 9/30 at 100.00 Aa2 22,095,378
14,245 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020E, 3.000%, 3/15/50 ,
(WI/DD, Settling 10/06/22)
3/30 at 100.00 AA+   9,953,124
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, Tender Option
Bond Trust 2021-XG0321:
9,080 3.000%, 3/15/49, (UB) (5) 3/30 at 100.00 0 6,389,505
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
4,990 5.000%, 7/01/46 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 0 5,069,092
4,740 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 0 3,905,760
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, American
Airlines, Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
305 5.000%, 8/01/26, (AMT) 10/22 at 100.00 B- 305,003
69,570 5.000%, 8/01/31, (AMT) 10/22 at 100.00 B- 69,602,002
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2020:
9,385 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 9,390,725
5,000 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 4,906,400

135
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2020:
$ 24,380 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+ $ 22,904,522
39,905 4.375%, 10/01/45, (AMT) 10/30 at 100.00 BB+ 33,536,162
5,240 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 N/R   3,845,479
8,950 Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy Project,
Series 2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B   7,824,269
3,140 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds,
Series 2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 N/R   2,621,146
4,125 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%,
12/01/44, (UB) (5)
12/29 at 100.00 0   2,896,534
4,615 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2021A, 3.000%,
12/01/51 - AGM Insured
12/31 at 100.00 AA   3,025,409
1,720 Otsego County Capital Resource Corporation, New York, Revenue
Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Ba3   1,372,663
12,200 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43, (UB) (5)
9/28 at 100.00 A+   11,199,966
20,660 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Seventeen Series 2019, 4.000%, 11/01/49, (UB)
11/29 at 100.00 A+   18,401,242
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,900 4.000%, 7/15/37, (AMT), (UB) 7/30 at 100.00 A+ 1,725,675
25,765 4.000%, 7/15/55, (AMT), (UB) 7/30 at 100.00 A+ 21,343,726
5,490 4.000%, 7/15/60, (AMT), (UB) (5) 7/30 at 100.00 A+ 4,496,310
405 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
10/22 at 100.00 N/R   405,158
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,797,600
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 CC   1,509,260
Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Bonds, MTA Bridges &
Tunnels, Series 2018A:
50,335 4.000%, 11/15/47, (UB) (5) 5/28 at 100.00 0 43,991,783
19,655 4.000%, 11/15/48, (UB) (5) 5/28 at 100.00 AA- 17,103,978
5,045 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46, (UB)
11/31 at 100.00 AA+   4,534,850
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 AA+   8,826,200
TSASC Inc., New York, Tobacco Asset-Backed Bonds,
Series 2006:
10,000 5.000%, 6/01/45 6/27 at 100.00 CCC+ 8,769,100
30,925 5.000%, 6/01/48 6/27 at 100.00 N/R 26,574,780

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
136
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Westchester County Local Development Corporation,
New York, Revenue Bond, Purchase Senior Learning
Community, Inc. Project, Accd Inv Series 2021A:
$ 43,750 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R $ 29,944,687
6,025 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R 4,577,434
1,250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R   923,950
2,439,210 Total New York 1,982,316,528
North Carolina - 0.3%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 0   1,931,758
4,710 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (5)
7/31 at 100.00 0   3,319,184
8,540 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 AAA   7,696,419
430 Hillsborough, North Carolina, Special Assessment Revenue Bonds,
Series 2013, 7.750%, 2/01/24
2/23 at 100.00 N/R   428,650
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 N/R   1,426,736
2,500 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB-   2,301,275
7,715 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 A2   5,597,155
7,500 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45, (UB) (5)
1/30 at 100.00 A2   5,441,175
2,720 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%,
1/01/41
1/24 at 100.00 N/R   2,523,806
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series
2019:
5,000 0.000%, 1/01/40, (UB) (5) 1/30 at 74.03 0 2,124,200
6,000 0.000%, 1/01/41, (UB) (5) 1/30 at 71.45 AA+ 2,400,840
5,150 0.000%, 1/01/42, (UB) (5) 1/30 at 68.97 AA+ 1,943,456
4,500 0.000%, 1/01/43, (UB) (5) 1/30 at 66.61 0 1,600,695
3,800 0.000%, 1/01/46 1/30 at 60.08 AA+ 1,140,950
3,250 0.000%, 1/01/46, (UB) (5) 1/30 at 60.08 AA+ 975,812
7,500 0.000%, 1/01/47 1/30 at 58.00 AA+ 2,131,725
22,000 0.000%, 1/01/48, (UB) (5) 1/30 at 55.97 0 5,918,880
3,600 0.000%, 1/01/49, (UB) (5) 1/30 at 54.10 AA+ 917,388
7,113 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory
Put 7/01/34)
7/33 at 100.00 N/R   5,941,544
106,363 Total North Carolina 55,761,648
North Dakota - 0.3%
11,935 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/51 -
AGM Insured
12/31 at 100.00 BBB-   8,112,458
9,830 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/51 -
AGM Insured, (UB) (5)
12/31 at 100.00 BBB-   6,681,648

137
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R   $ 2,873,706
6,370 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015C, 5.000%, 6/01/40, (UB) (5)
6/25 at 100.00 0   6,527,530
16,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 3.000%, 6/01/61 - AGM Insured ,
(WI/DD, Settling 10/06/22)
6/30 at 100.00 A1   9,988,160
Williston, North Dakota, Multifamily Housing Revenue
Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070 6.250%, 9/01/23 (4) No Opt. Call N/R 1,535,000
14,230 7.750%, 9/01/38 (4) 9/23 at 100.00 N/R 7,115,000
64,735 Total North Dakota 42,833,502
Ohio - 3.0%
9,900 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+   9,682,002
1,211,380 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   129,290,587
67,395 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   56,694,696
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty
Community Authority, Series 2014C:
2,405 5.750%, 12/01/34, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 2,414,380
5,035 6.000%, 12/01/43, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 5,056,449
700 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB   528,612
1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R   759,670
8,590 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R   8,452,045
22,870 County of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, 6.750%, 12/01/52
12/32 at 100.00 N/R   20,768,476
6,275 Evans Farm New Community Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R   4,713,215
15,460 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 3.000%, 12/01/50
12/29 at 100.00 Aa1   10,528,260
3,800 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 10.381%, 2/01/44, 144A, (IF)
(5)
2/24 at 100.00 Aa3   3,564,704
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020,
5.500%, 5/01/50
5/27 at 103.00 N/R   1,717,660

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
138
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,545 Hilliard Hickory Chase Community Authority, Ohio, Infrastructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R   $ 2,228,300
250 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%,
12/01/51, (AMT)
12/31 at 100.00 Ba2   168,250
Jeffrey Place New Community Authority, Ohio, Jeffrey
Place Redevelopment Bonds, Series 2007A:
75 5.000%, 12/01/22 10/22 at 100.00 N/R 74,967
3,250 5.000%, 12/01/32 10/22 at 100.00 N/R 2,929,420
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
6/23 at 100.00 N/R   5,887,090
4,755 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 N/R   4,309,029
16,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series
2019, 5.000%, 8/01/49, (UB) (5)
8/28 at 100.00 0   15,932,640
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group
Project, Refunding & Improvement Series 2021:
5,975 3.000%, 8/01/40, (UB) (5) 2/31 at 100.00 A2 4,372,505
9,625 3.000%, 8/01/51, (UB) (5) 2/31 at 100.00 0 6,113,415
1,480 4.000%, 8/01/51 2/31 at 100.00 A2 1,239,914
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 0   9,498,834
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
1,860 5.000%, 2/15/27 2/23 at 100.00 Ba2 1,843,632
3,685 5.000%, 2/15/33 2/23 at 100.00 Ba2 3,518,806
9,060 5.000%, 2/15/44 2/23 at 100.00 Ba2 8,043,106
5,000 5.000%, 2/15/48 2/23 at 100.00 Ba2 4,322,100
500 Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A, 3.000%, 12/01/40
12/30 at 100.00 Baa2   367,060
77,813 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   97,266
49,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   43,843,635
18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   22,525
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R   26,620,672
29,738 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (4)
No Opt. Call N/R   37,173
3,570 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (4)
No Opt. Call N/R   4,463

139
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R   $ 21,331
5,950 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R   7,437
10,125 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (4)
No Opt. Call N/R   12,656
3,810 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   4,762
7,175 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   8,969
48,650 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   60,812
36,355 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R   45,444
11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   14,112
16,065 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   20,081
24,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R   30,394
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   23,969
49,675 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   62,094
8,525 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2A Project, Series 2016B, 5.000%, 12/01/46
12/26 at 100.00 N/R   7,031,249
17,190 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R   15,148,172
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   10,428,599
Seneca County, Ohio, Health Care Facilities Revenue
Bonds, VOA Care Rehabilitation Centers, Inc., Series
2014A:
1,500 6.500%, 7/01/34 7/24 at 100.00 N/R 1,292,580
3,000 6.750%, 7/01/43 7/24 at 100.00 N/R 2,459,190
5,000 7.000%, 7/01/49 7/24 at 100.00 N/R 4,095,900
1,200 Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement
Series 2015, 5.500%, 12/01/43
12/24 at 100.00 BB-   1,136,448

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
140
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020A:
$ 2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R $ 1,773,100
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R 34,966,701
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020B:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 N/R 7,894,640
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 N/R 1,954,200
25,585 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   25,242,161
2,027,281 Total Ohio 509,380,559
Oklahoma - 0.3%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R   1,024,635
5,475 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 4.000%, 9/01/45, (UB) (5)
9/29 at 100.00 0   4,350,873
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Taxable
Series 2022:
5,910 5.500%, 8/15/37 8/32 at 100.00 N/R 5,253,340
4,665 5.500%, 8/15/41 8/32 at 100.00 N/R 3,974,860
4,950 5.500%, 8/15/44 8/32 at 100.00 N/R 4,119,835
Payne County Economic Development Authority,
Oklahoma, Revenue Bonds, Epworth Living at the Ranch,
Series 2016A:
2,828 0.000%, 11/01/46 (4) 11/26 at 100.00 N/R 7,071
4,149 0.000%, 11/01/51 (4) 11/26 at 100.00 N/R 10,373
2,650 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R   2,099,304
1,580 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma,
Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021,
4.000%, 12/01/43, 144A
12/31 at 100.00 N/R   1,183,910
2,050 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   2,020,172
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   13,996,920
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   2,856,641
16,080 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   16,117,466
68,687 Total Oklahoma 57,015,400
Oregon - 0.4%
10,000 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 -
AGM Insured, (UB)
8/30 at 100.00 A+   8,788,200
4,000 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2017A,
0.000%, 6/15/36
6/27 at 67.23 AA+   2,136,640

141
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 N/R   $ 693,989
Oregon Facilities Authority, Revenue Bonds, Metro East
Web Academy Project, Series 2019A:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 587,677
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 N/R 1,491,531
8,590 Oregon Facilities Authority, Revenue Bonds, Providence Health &
Services, Series 2015C, 5.000%, 10/01/45, (UB) (5)
10/25 at 100.00 0   8,553,149
Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 N/R 542,542
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 N/R 1,591,953
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 N/R   3,126,635
21,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 3.000%, 7/01/51, (UB) (5)
1/32 at 100.00 AA-   14,702,940
9,135 Oregon Health and Science University, Revenue Bonds, Series 2019A,
3.000%, 7/01/49, (UB) (5)
1/30 at 100.00 0   6,526,044
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 N/R   2,747,000
Port of Alsea, Lincoln County, Oregon, General
Obligation Bonds, Series 2018:
385 4.000%, 6/15/38 6/28 at 100.00 N/R 352,456
800 4.375%, 6/15/43 6/28 at 100.00 N/R 728,632
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
10/22 at 100.00 N/R   2,491,606
18,280 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 3.000%, 5/15/49, (UB) (5)
5/29 at 100.00 0   11,859,881
86,915 Total Oregon 66,920,875
Pennsylvania - 2.3%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
10/22 at 100.00 B-   12,536,874
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/23 at 100.00 BB+   2,938,930
1,170 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/56
6/31 at 100.00 BB   802,877
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R   3,227,600
Allentown Commercial and Industrial Development
Authority, Pennsylvania, Revenue Bonds, Executive
Education Academy Charter School, Series 2017:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 N/R 2,256,672
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 N/R 10,145,145
5,755 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   5,661,424

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
142
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue
Bonds, City Center Project, Subordinate Lien, Series
2018:
$ 3,890 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R $ 3,717,401
15,420 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 14,430,807
35,695 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R   44,619
45,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   57,319
46,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R   57,500
50,320 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   62,900
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R   6,851,148
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47, (UB)
11/27 at 100.00 B+   12,345,548
Central Bradford Progress Authority, Pennsylvania,
Revenue Bonds, Guthrie Health, Series 2021B:
8,160 3.000%, 12/01/44 - BAM Insured, (UB) 12/31 at 100.00 AA 5,789,031
6,305 4.000%, 12/01/51 - BAM Insured, (UB) 12/31 at 100.00 AA 5,389,703
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2015A:
705 5.000%, 12/01/30 12/25 at 100.00 N/R 666,500
680 5.000%, 12/01/35 12/25 at 100.00 N/R 623,893
1,400 5.250%, 12/01/45 12/25 at 100.00 N/R 1,245,370
6,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.250%, 10/15/47
4/27 at 100.00 BB   5,255,820
1,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022,
6.000%, 10/15/52, 144A
10/32 at 100.00 BB   952,000
Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018:
506 5.000%, 3/01/38, 144A 3/28 at 100.00 N/R 480,917
1,306 5.125%, 3/01/48, 144A 3/28 at 100.00 N/R 1,197,589
1,595 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1   1,618,734
7,775 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   7,017,171
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   6,099,000

143
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB) (5)
1/28 at 100.00 0   $ 2,580,690
1,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2014, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R  (6) 1,028,700
2,000 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/51
5/30 at 100.00 BB   1,389,800
3,025 Lehigh County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, West Hills Business Center Project, Series
2014, 6.500%, 7/01/32
7/23 at 100.00 N/R   3,055,341
5,472 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R   5,111,176
4,630 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/51, (UB) (5)
9/29 at 100.00 0   3,878,319
9,965 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/56 - AGM Insured, (UB)
5/32 at 100.00 A1   8,364,820
Mount Lebanon School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Tender Option
Bonds Trust 2016-XG0063:
945 10.765%, 2/15/31, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa2 (6) 1,005,594
1,340 10.778%, 2/15/32, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa2 (6) 1,426,068
1,410 10.771%, 2/15/33, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa2 (6) 1,500,494
1,480 10.785%, 2/15/34, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa2 (6) 1,575,149
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
10/22 at 100.00 N/R   192,843
434 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   78,095
4,035 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series
2013, 7.000%, 7/01/32
7/23 at 100.00 N/R   4,094,072
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   27,266,224
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   27,266,224
29,510 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   25,445,293
18,420 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call N/R   17,061,157
20,520 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R   25,650

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
144
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 13,275 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R   $ 16,594
30,270 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 CCC   23,307,900
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
11/22 at 100.00 BB   2,388,849
7,245 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/49, (UB)
8/29 at 100.00 Aa3   6,239,466
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
1,445 5.000%, 7/01/37 7/27 at 100.00 BB 1,274,143
1,575 5.000%, 7/01/42 7/27 at 100.00 BB 1,330,922
2,605 5.000%, 7/01/49 7/27 at 100.00 BB 2,119,168
805 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35
10/22 at 100.00 Baa3   820,166
920 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Alliance for Progress Charter School, Series 2019A,
5.000%, 6/15/39
6/26 at 100.00 N/R   863,392
11,855 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   9,945,515
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
10,705 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 9,394,280
11,045 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 9,204,351
2,050 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter
School, Series 2013, 8.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 N/R  (6) 2,072,632
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006:
235 6.050%, 5/01/23 10/22 at 100.00 N/R 234,109
985 6.250%, 5/01/33 10/22 at 100.00 N/R 894,114
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership
Academy, Series 2017:
345 6.470%, 11/01/37 11/27 at 100.00 N/R 319,353
4,785 6.600%, 11/01/47 11/27 at 100.00 N/R 4,361,049
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Tacony Academy Charter
School, Series of 2014:
1,000 6.875%, 6/15/33 6/23 at 100.00 BB+ 1,020,050
6,070 7.375%, 6/15/43 6/23 at 100.00 BB+ 6,195,406
3,380 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45,
144A
3/28 at 100.00 BB   2,917,447
8,590 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2019D, 3.000%, 9/01/44 - AGM Insured, (UB) (5)
9/29 at 100.00 0   6,253,692

145
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated
Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42
10/22 at 100.00 N/R   $ 767,874
Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood
University, Series 2016:
2,000 5.000%, 6/01/36 6/26 at 100.00 BB+ 1,873,620
5,145 5.000%, 6/01/46 6/26 at 100.00 BB+ 4,522,352
28,885 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB) (5)
6/29 at 100.00 Aa3   24,802,394
Southcentral Pennsylvania General Authority, Revenue
Bonds, York Academy Regional Charter School Project,
Series 2018A:
7,800 6.000%, 7/15/38, 144A 7/28 at 100.00 N/R 7,909,200
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 N/R 6,155,760
8,560 Wilkes-Barre Area School District, Luzerne County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 4/15/54 - BAM
Insured, (UB) (5)
4/29 at 100.00 0   7,569,608
656,649 Total Pennsylvania 388,591,607
Puerto Rico - 8.9%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
10/22 at 17.18 N/R   13,543,760
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.010%, 5/15/57
10/22 at 7.54 N/R   2,338,800
17,885 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   16,874,319
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
8,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 7,602,160
207,950 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 184,965,286
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
5,456 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 5,147,681
10,885 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 8,598,715
102,725 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
10/22 at 100.00 D   77,557,375
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
4,505 3.375%, 7/01/21 (4) 7/20 at 100.00 D 3,333,700
30 3.957%, 7/01/23 (4) No Opt. Call N/R 22,200
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
2,840 3.941%, 7/01/29 (4) 10/22 at 100.00 D 2,105,150
17,685 3.957%, 7/01/29 (4) 10/22 at 100.00 N/R 13,175,325
53,397 3.957%, 7/01/42 (4) 10/22 at 100.00 D 39,780,765
13,083 3.961%, 7/01/42 (4) 10/22 at 100.00 D 9,714,127
5,845 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (4)
No Opt. Call D   4,347,219

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
146
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 7,260 3.957%, 7/01/20 (4) 6/20 at 100.00 D $ 5,372,400
2,040 3.957%, 7/01/21 (4) No Opt. Call N/R 1,509,600
250 3.957%, 7/01/23 (4) 10/22 at 100.00 D 186,250
5,165 3.957%, 7/01/23 (4) 6/20 at 100.00 D 3,822,100
1,065 3.957%, 7/01/24 (4) 10/22 at 100.00 D 793,425
910 3.957%, 7/01/25 (4) 10/22 at 100.00 N/R 677,950
90 3.957%, 7/01/26 (4) 10/22 at 100.00 N/R 67,050
2,290 3.957%, 7/01/27 (4) 10/22 at 100.00 D 1,706,050
21,440 3.957%, 7/01/32 (4) 10/22 at 100.00 D 15,972,800
43,235 3.957%, 7/01/37 (4) 10/22 at 100.00 D 32,210,075
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,465 3.999%, 7/01/20 (4) No Opt. Call D 1,089,594
2,000 5.250%, 7/01/34 - NPFG Insured No Opt. Call D 1,951,920
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
11,270 3.978%, 7/01/21 (4) 7/20 at 100.00 D 8,339,800
15 3.978%, 7/01/23 (4) No Opt. Call N/R 11,100
3,420 3.978%, 7/01/23 (4) 10/22 at 100.00 D 2,547,900
21,705 3.978%, 7/01/25 (4) 10/22 at 100.00 D 16,170,225
2,800 3.978%, 7/01/26 (4) 10/22 at 100.00 D 2,086,000
630 3.978%, 7/01/27 (4) 10/22 at 100.00 D 469,350
8,903 3.978%, 7/01/28 (4) 10/22 at 100.00 D 6,632,735
2,735 3.978%, 7/01/29 (4) 10/22 at 100.00 N/R 2,037,575
5,770 3.978%, 7/01/30 (4) 10/22 at 100.00 N/R 4,298,650
4,478 3.978%, 7/01/31 (4) 10/22 at 100.00 D 3,336,110
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
280 3.957%, 7/01/21 (4) 7/20 at 100.00 D 207,200
1,510 3.895%, 7/01/23 (4) 10/22 at 100.00 D 1,119,288
185 3.957%, 7/01/23 (4) No Opt. Call N/R 136,900
3,225 3.957%, 7/01/24 (4) 10/22 at 100.00 D 2,402,625
2,000 3.926%, 7/01/25 (4) 10/22 at 100.00 D 1,482,500
890 3.957%, 7/01/25 (4) 10/22 at 100.00 N/R 663,050
30 3.937%, 7/01/26 (4) 10/22 at 100.00 D 22,237
4,840 3.978%, 7/01/26 (4) 10/22 at 100.00 D 3,605,800
365 3.957%, 7/01/27 (4) 10/22 at 100.00 D 271,925
23,345 3.978%, 7/01/27 (4) 10/22 at 100.00 D 17,392,025
2,220 3.957%, 7/01/28 (4) 10/22 at 100.00 D 1,653,900
6,200 3.978%, 7/01/28 (4) 10/22 at 100.00 D 4,619,000
14,586 3.990%, 7/01/28 (4) 10/22 at 100.00 D 10,903,035
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
1,960 3.926%, 7/01/25 (4) 10/22 at 100.00 D 1,452,850
215 3.937%, 7/01/26 (4) 10/22 at 100.00 D 159,369
3,060 3.978%, 7/01/26 (4) 10/22 at 100.00 D 2,279,700
405 3.947%, 7/01/27 (4) 10/22 at 100.00 N/R 300,206
400 3.978%, 7/01/27 (4) 10/22 at 100.00 D 298,000
6,460 3.978%, 7/01/35 (4) 10/22 at 100.00 D 4,812,700
5,525 4.019%, 7/01/36 (4) 10/22 at 100.00 D 4,157,563
83,005 3.978%, 7/01/40 (4) 10/22 at 100.00 D 61,838,725

147
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
$ 475 3.957%, 7/01/18 (4) No Opt. Call N/R $ 351,500
1,150 3.978%, 7/01/18 (4) No Opt. Call N/R 851,000
135 3.957%, 7/01/19 (4) No Opt. Call D 99,900
60 3.895%, 7/01/20 (4) No Opt. Call D 43,725
125 3.957%, 7/01/20 (4) No Opt. Call D 92,500
590 3.978%, 7/01/20 (4) No Opt. Call N/R 436,600
5,690 3.978%, 7/01/21 (4) 7/20 at 100.00 D 4,210,600
1,620 3.978%, 7/01/23 (4) 10/22 at 100.00 D 1,206,900
6,535 3.978%, 7/01/23 (4) 7/22 at 100.00 D 4,835,900
205 3.957%, 7/01/24 (4) 10/22 at 100.00 D 152,725
10,510 3.978%, 7/01/24 (4) 10/22 at 100.00 D 7,829,950
250 3.957%, 7/01/26 (4) 10/22 at 100.00 D 186,250
25,760 3.978%, 7/01/26 (4) 10/22 at 100.00 D 19,191,200
255 3.957%, 7/01/28 (4) 10/22 at 100.00 D 189,975
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
235 4.143%, 7/01/30 (4) 7/23 at 100.00 N/R 181,538
9,220 4.123%, 7/01/33 (4) 7/23 at 100.00 D 7,099,400
18,648 4.102%, 7/01/36 (4) 7/23 at 100.00 D 14,312,340
5,820 4.123%, 7/01/40 (4) 7/23 at 100.00 D 4,481,400
19,715 4.123%, 7/01/43 (4) 7/23 at 100.00 D 15,131,262
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 4.164%, 7/01/20 (4)
No Opt. Call N/R   776,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
105 3.999%, 7/01/20 (4) 6/20 at 100.00 D 78,094
2,895 3.999%, 7/01/21 (4) 6/20 at 100.00 D 2,153,156
4,245 3.988%, 7/01/23 (4) 10/22 at 100.00 D 3,167,831
2,915 3.988%, 7/01/23 (4) No Opt. Call N/R 2,168,031
550 3.988%, 7/01/24 (4) 10/22 at 100.00 N/R 410,437
1,865 3.978%, 7/01/25 (4) 10/22 at 100.00 D 1,389,425
3,735 3.957%, 7/01/28 (4) 10/22 at 100.00 D 2,782,575
16,605 3.978%, 7/01/33 (4) 10/22 at 100.00 D 12,370,725
30,910 3.999%, 7/01/38 (4) 10/22 at 100.00 D 23,143,863
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
5,400 4.036%, 7/01/30 (4) 10/22 at 100.00 D 4,077,000
75,300 4.044%, 7/01/32 (4) 10/22 at 100.00 D 56,851,500
34,730 4.061%, 7/01/40 (4) 10/22 at 100.00 D 26,221,150
19,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call AAA   18,082,680
1,210 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 2.607%, 7/01/39 - FGIC Insured (4)
No Opt. Call N/R   1,147,987
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
466,344 0.000%, 7/01/46 7/28 at 41.38 N/R 105,715,542
847,956 0.000%, 7/01/51 7/28 at 30.01 N/R 139,098,702
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series
2018B-1:
11,648 0.010%, 7/01/46 7/28 at 41.38 N/R 2,640,485
50,220 0.000%, 7/01/51 7/28 at 30.01 N/R 8,238,089

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
148
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
$ 1 5.250%, 7/01/23 No Opt. Call N/R $ 867
1 5.375%, 7/01/25 No Opt. Call N/R 1,485
2,809 5.750%, 7/01/31 No Opt. Call N/R 2,869,471
58,144 0.000%, 7/01/33 7/31 at 89.94 N/R 32,149,106
1,267 4.000%, 7/01/33 , (WI/DD, Settling 10/14/22) 7/31 at 103.00 N/R 1,117,066
21,219 4.000%, 7/01/35 7/31 at 103.00 N/R 18,191,031
14,229 4.000%, 7/01/37 7/31 at 103.00 N/R 11,712,964
147,524 4.000%, 7/01/41 7/31 at 103.00 N/R 115,556,781
111,801 4.000%, 7/01/46 7/31 at 103.00 N/R 84,028,645
245,913 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   123,263,661
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
830 5.000%, 6/01/23 10/22 at 100.00 CC 824,995
6,960 5.000%, 6/01/24 10/22 at 100.00 CC 6,865,344
7,050 5.000%, 6/01/25 10/22 at 100.00 CC 6,904,347
2,105 5.000%, 6/01/26 10/22 at 100.00 CC 2,047,365
8,875 5.000%, 6/01/30 10/22 at 100.00 CC 8,455,923
University of Puerto Rico, University System Revenue
Bonds, Series 2006Q:
75 5.000%, 6/01/23 10/22 at 100.00 CC 74,548
3,075 5.000%, 6/01/24 10/22 at 100.00 CC 3,033,180
1,355 5.000%, 6/01/25 10/22 at 100.00 CC 1,327,006
3,345 5.000%, 6/01/26 10/22 at 100.00 CC 3,253,414
7,203 5.000%, 6/01/30 10/22 at 100.00 CC 6,862,874
4,882 5.000%, 6/01/36 10/22 at 100.00 CC 4,568,771
3,211,222 Total Puerto Rico 1,544,680,870
Rhode Island - 0.2%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
10/22 at 17.36 CCC- 37,096,139
South Carolina - 1.9%
Greenville Hospital System Board of Trustees, South
Carolina, Hospital Revenue Bonds, Tender Option Bond
Trust 2015-XF-0145:
510 12.186%, 11/01/23, 144A, (IF) (5) No Opt. Call A 530,359
1,000 12.257%, 11/01/23, 144A, (IF) (5) No Opt. Call A 1,000,920
500 12.257%, 11/01/23, 144A, (IF) (5) No Opt. Call A 515,585
Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021:
1,000 3.875%, 5/01/41, 144A 5/29 at 100.00 N/R 715,390
1,000 4.000%, 5/01/52, 144A 5/29 at 100.00 N/R 684,140
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
10/22 at 110.00 N/R   2,219,015
Lancaster County, South Carolina, Special Assessment
Bonds, Edgewater II Improvement District, Capital
Appreciation Series 2007-A&B:
32,700 0.010%, 11/01/39 10/22 at 27.46 N/R 6,200,247
10,265 0.010%, 11/01/39 10/22 at 27.46 N/R 1,946,347
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
2,160 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R 1,900,109
5,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R 4,026,300

149
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,955 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R   $ 2,046,768
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 BB+   3,756,560
21,255 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-1, 5.750%, 6/01/52
No Opt. Call N/R   13,531,571
240 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-2, 6.000%, 6/01/23
No Opt. Call N/R   237,641
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York
Preparatory Academy Project, Series 2014A:
1,370 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R (6) 1,470,873
11,515 7.250%, 11/01/45, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R (6) 12,420,194
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 N/R   879,810
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 Ba1   5,875,870
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   6,007,354
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 792,940
905 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 697,275
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of
South Carolina Inc., Series 2013:
750 5.000%, 5/01/43 5/23 at 100.00 N/R 621,817
1,255 5.125%, 5/01/48 5/23 at 100.00 N/R 1,022,449
33,800 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
4.000%, 12/01/44, (UB) (5)
6/30 at 100.00 A+   29,484,078
19,495 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 4.000%, 11/01/48, (UB) (5)
5/28 at 100.00 0   16,843,290
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated
Group, Series 2018A:
9,985 5.000%, 5/01/43, (UB) (5) 5/28 at 100.00 0 9,981,505
8,560 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3 8,438,619
1,000 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
10/22 at 100.00 N/R   1,007,620
6,780 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 0   6,572,329
28,660 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB)
6/25 at 100.00 A-   27,665,784

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
150
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46, (UB)
12/24 at 100.00 A-   $ 9,693,700
7,770 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB) (5)
12/26 at 100.00 A-   7,363,707
39,865 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM
Insured, (UB)
6/32 at 100.00 AA   34,036,338
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB)
12/23 at 100.00 A-   2,113,791
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
2,575 5.000%, 12/01/49, (UB) 6/24 at 100.00 A- 2,490,077
68,695 5.500%, 12/01/54, (UB) 6/24 at 100.00 A- 68,868,111
4,970 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB)
12/25 at 100.00 A-   4,905,191
17,625 South Carolina State Ports Authority, Revenue Bonds, Series 2019B8,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 0   14,827,384
7,700 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
10/22 at 100.00 N/R   6,914,215
3,070 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
10/22 at 100.00 N/R   2,764,412
388,495 Total South Carolina 323,069,685
South Dakota - 0.0%
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 N/R 5,057,971
Tennessee - 1.4%
2,000 Blount County Health and Educational Facilities Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/47 (4)
1/25 at 102.00 N/R   1,212,040
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
815 0.000%, 12/01/25, 144A No Opt. Call N/R 693,296
845 0.000%, 12/01/26, 144A No Opt. Call N/R 683,673
1,665 0.000%, 12/01/31, 144A No Opt. Call N/R 1,010,638
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 6,334,989
2,350 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 2,187,662
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond 2015-XF1023:
2,545 11.835%, 1/01/40, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 AA- (6) 2,594,577
865 11.827%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 AA- (6) 881,833
2,500 11.840%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 AA- (6) 2,548,725
64,160 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB)
(5)
7/28 at 100.00 0   56,526,243

151
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
$ 7,230 5.250%, 5/01/25, 144A (4) 11/24 at 100.00 N/R $ 3,398,100
59,375 6.000%, 5/01/34, 144A (4) 11/24 at 100.00 N/R 27,906,250
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments,
Series 2014A, 5.875%, 3/01/44
3/24 at 100.00 CCC   3,902,309
Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior
Series 2017A:
4,405 5.500%, 7/01/37 7/27 at 100.00 N/R 3,222,257
5,150 5.625%, 1/01/46 7/27 at 100.00 N/R 3,251,762
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Rocketship Education Project, Series
2017E:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 N/R 3,565,217
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 N/R 2,924,350
16,615 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (5)
7/26 at 100.00 A3   16,176,364
6,590 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3   6,416,024
19,965 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48, (UB) (5)
7/27 at 100.00 A3   19,429,139
1,000 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R   762,420
3,250 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021B,
0.000%, 6/01/43, 144A
No Opt. Call N/R   933,595
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
4,275 0.010%, 4/01/39 4/31 at 83.61 AA 1,849,664
5,250 0.010%, 4/01/40 4/31 at 81.47 AA 2,128,980
5,925 0.010%, 4/01/41 4/31 at 79.40 AA 2,246,168
1,375 0.010%, 4/01/42 4/31 at 77.25 AA 491,384
3,505 0.010%, 4/01/43 4/31 at 75.19 AA 1,180,379
1,525 0.000%, 4/01/44 4/31 at 73.15 AA 484,233
5,595 0.010%, 4/01/45 4/31 at 71.11 AA 1,676,094
1,500 0.000%, 4/01/46 4/31 at 69.30 AA 423,735
1,450 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding
Series 2013A, 5.375%, 9/01/41
9/23 at 100.00 N/R   1,190,131
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
18,170 7.375%, 6/01/37, 144A (4) 6/27 at 100.00 N/R 4,905,900
17,235 7.500%, 6/01/47, 144A (4) 6/27 at 100.00 N/R 4,653,450

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
152
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 46,300 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   $ 48,399,242
11,415 Wilson County Health and Educational Facilities Board, Tennessee,
Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A,
5.500%, 1/01/46, 144A
10/22 at 100.00 N/R   7,803,180
343,205 Total Tennessee 243,994,003
Texas - 5.1%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 BBB-   820,700
6,140 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   4,915,316
4,450 Angleton, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2022, 4.125%, 8/15/52
8/31 at 100.00 AA-   3,972,604
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 1 Project, Series 2019, 6.500%,
9/01/48, 144A
9/29 at 100.00 N/R   4,015,080
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Major Improvement Area Project, Series
2019, 6.750%, 9/01/48, 144A
9/29 at 100.00 N/R   3,032,670
1,750 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51,
144A
9/31 at 100.00 N/R   1,375,797
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Major Improvement
Area Project, Series 2021:
200 4.500%, 9/15/31, 144A No Opt. Call N/R 178,622
525 5.000%, 9/15/51, 144A 9/31 at 100.00 N/R 452,130
4,235 Anson Education Facilities Corporation, Texas, Education Revenue
Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 BBB-   4,012,874
Argyle, Texas, Special Assessment Revenue Bonds,
Highlands of Argyle Public Improvement District 1
Project, Series 2017:
750 5.000%, 9/01/37 9/27 at 100.00 N/R 723,840
1,470 5.250%, 9/01/47 9/27 at 100.00 N/R 1,410,068
Argyle, Texas, Special Assessment Revenue Bonds,
Waterbrook of Argyle Public Improvement District
Project, Series 2018:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 2,032,611
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 3,722,988
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   1,225,545
9,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (5)
8/31 at 100.00 0   6,210,753
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
3,430 4.375%, 2/15/51 2/30 at 100.00 N/R 2,463,563
1,500 4.500%, 2/15/56 2/30 at 100.00 N/R 1,065,015
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019,
3.000%, 8/15/54, (UB) (5)
8/29 at 100.00 0   2,666,288

153
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy,
Taxable Series 2017A:
$ 1,000 5.000%, 8/15/38 8/27 at 100.00 N/R $ 923,540
1,800 5.000%, 8/15/48 8/27 at 100.00 N/R 1,558,530
900 5.000%, 8/15/53 8/27 at 100.00 N/R 765,234
5,970 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   6,104,385
2,000 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series
2022, 6.000%, 9/01/45, 144A , (WI/DD, Settling 10/20/22)
9/32 at 100.00 N/R   1,965,640
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement
District Phases 2 Project, Series 2018:
1,000 5.750%, 9/01/33, 144A 9/23 at 103.00 N/R 1,017,400
3,775 6.125%, 9/01/45, 144A 9/23 at 103.00 N/R 3,850,085
5,005 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   5,126,221
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Winn Ridge South Public Improvement District Project, Series 2017,
6.200%, 9/01/47, 144A
9/27 at 100.00 N/R   3,894,088
5,480 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R   5,486,412
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R   2,623,050
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R   757,501
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase
1 Project, Series 2018:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 1,630,225
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,037,619
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 N/R 4,238,206
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 N/R 7,474,465
Celina, Texas, Special Assessment Revenue Bonds, Celina
Hills Public Improvement District Project, Series 2022:
840 4.875%, 9/01/42, 144A 9/32 at 100.00 N/R 760,872
1,250 5.000%, 9/01/51, 144A 9/32 at 100.00 N/R 1,116,650
5,800 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 N/R   5,752,672
Celina, Texas, Special Assessment Revenue Bonds,
Creeks of Legacy Public Improvement District Phase 1
Project, Series 2014:
1,445 6.625%, 9/01/32 3/23 at 103.00 N/R 1,495,589
3,385 7.000%, 9/01/40 3/23 at 103.00 N/R 3,502,561
3,735 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1B Project, Series 2018, 5.250%,
9/01/44, 144A
9/28 at 100.00 N/R   3,612,118

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
154
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Creeks of Legacy Public Improvement District Phase 2 &
3 Major improvement Project, Series 2014:
$ 2,025 7.250%, 9/01/32 3/23 at 103.00 N/R $ 2,093,101
3,500 7.625%, 9/01/40 3/23 at 103.00 N/R 3,613,680
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 N/R   4,955,900
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
500 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 415,815
800 4.500%, 9/01/50, 144A 9/31 at 100.00 N/R 652,552
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 324,149
640 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 594,470
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 N/R   955,419
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series
2018:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 323,778
408 5.500%, 9/01/46, 144A 9/28 at 100.00 N/R 403,696
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series
2018:
1,111 5.625%, 9/01/38 9/28 at 100.00 N/R 1,118,410
1,700 5.750%, 9/01/47 9/28 at 100.00 N/R 1,703,825
Celina, Texas, Special Assessment Revenue Bonds, Lakes
at Mustang Ranch Public Improvement District Phase 2-9
Major improvement Project, Series 2015:
1,700 6.000%, 9/01/30 10/22 at 103.00 N/R 1,700,442
4,825 6.250%, 9/01/40 10/22 at 103.00 N/R 4,818,245
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 N/R   3,154,841
2,375 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series
2022, 4.375%, 9/01/51, 144A
9/30 at 100.00 N/R   1,924,367
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series
2017, 6.125%, 9/01/46
9/27 at 100.00 N/R   1,216,664
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 N/R 848,347
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 N/R 782,540
5,520 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R   5,643,648
4,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   3,463,965

155
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,795 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R   $ 10,058,388
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 852,360
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 N/R 1,137,644
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
690 5.000%, 9/01/36, 144A 3/23 at 102.50 N/R 667,182
1,625 5.250%, 9/01/46, 144A 3/23 at 102.50 N/R 1,559,886
520 Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 3-4 Project,
Series 2020, 4.000%, 9/01/50, 144A
9/30 at 100.00 N/R   406,104
1,445 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R   1,462,109
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
500 5.500%, 9/01/42, 144A , (WI/DD, Settling 10/05/22) 9/32 at 100.00 N/R 482,965
1,500 5.625%, 9/01/52, 144A , (WI/DD, Settling 10/05/22) 9/32 at 100.00 N/R 1,433,160
3,000 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds,
Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 N/R   2,723,250
1,500 City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 N/R   1,409,265
City of Shenandoah, Montgomery County, Texas,
Special Assessment Revenue Bonds, Metropark Public
Improvement District, Series 2018:
1,835 5.600%, 9/01/38 9/28 at 100.00 N/R 1,834,174
2,940 5.700%, 9/01/47 9/28 at 100.00 N/R 2,886,375
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1
Project, Series 2016:
1,410 6.250%, 9/01/35 9/23 at 103.00 N/R 1,449,635
3,300 6.500%, 9/01/46 9/23 at 103.00 N/R 3,392,268
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R   1,103,928
1,000 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB-   765,220
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
205 4.000%, 9/15/31, 144A No Opt. Call N/R 179,779
1,100 4.250%, 9/15/41, 144A 9/31 at 100.00 N/R 911,031
1,000 4.500%, 9/15/51, 144A 9/31 at 100.00 N/R 805,580

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
156
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
$ 750 5.000%, 9/15/41, 144A 9/31 at 100.00 N/R $ 664,125
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 N/R 879,570
6,050 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.500%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R  (6) 6,207,179
715 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (6) 735,585
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB-   9,045,724
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%, 9/01/43
9/28 at 100.00 N/R   3,901,950
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax
Revenue Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 N/R   702,800
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   1,132,560
3,985 Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52, 144A
8/32 at 100.00 N/R   3,828,868
2,000 Fate, Rockwell County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District 1 Improvement Area 1, Series
2021, 4.000%, 8/15/51, 144A
8/31 at 100.00 N/R   1,552,540
Fort Bend Grand Parkway Toll Road Authority, Fort
Bend County, Texas, Limited Contract Tax and Toll
Road Revenue Bonds, Tender Option Bond Trust
2021-XG0324:
6,690 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 0 4,703,471
750 Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022, 4.250%,
9/15/47, 144A
9/30 at 100.00 N/R   622,665
28,985 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50
4/30 at 100.00 A2   19,326,618
2,530 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
10/22 at 100.00 B3   2,462,449
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc.
Project, Series 2013B, 7.000%, 1/01/43, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB-  (6) 2,523,200
13,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52, (UB)
7/32 at 100.00 A+   11,277,110
12,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51
10/31 at 100.00 AA   8,569,250
7,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB)
6/25 at 100.00 AA   6,528,946
6,480 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48, (UB)
2/28 at 100.00 AA   5,743,094

157
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53
- AGM Insured
11/31 at 33.96 A2   $ 105,228
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
475 0.000%, 11/15/23 - NPFG Insured No Opt. Call BB+ 450,661
520 0.000%, 11/15/26, (ETM) No Opt. Call Baa2 (6) 449,514
355 0.000%, 11/15/27, (ETM) No Opt. Call Baa2 (6) 295,410
5,834 0.000%, 11/15/28 - NPFG Insured No Opt. Call BB+ 4,306,717
480 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 384,855
125 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 96,570
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+ 1,109,939
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+ 1,052,481
35 0.000%, 11/15/35 11/31 at 78.18 BB+ 16,618
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+ 1,849,952
1,525 0.010%, 11/15/37 - NPFG Insured 11/31 at 69.08 BB+ 634,583
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+ 750,828
1,130 0.010%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+ 411,196
10,045 0.010%, 11/15/40 - NPFG Insured 11/31 at 57.27 BB+ 3,417,309
5,825 0.010%, 11/15/41 - NPFG Insured 11/31 at 53.78 BB+ 1,853,049
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB   596,326
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
100 0.010%, 11/15/31 - NPFG Insured 11/24 at 66.52 BB 59,434
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 BB 338,546
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 BB 747,843
25 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2 (6) 12,944
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB 94,156
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 BB 258,852
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 BB 2,510,877
9,245 0.000%, 11/15/39 11/24 at 41.26 BB 3,376,736
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 A2 624,586
17,155 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 A2 6,914,666
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 A2 3,098,479
1,025 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.125%, 9/01/39, 144A
9/29 at 100.00 N/R   890,920
1,500 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 2 Project, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   1,143,210
9,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R   8,964,385
6,520 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
10/22 at 100.00 N/R   6,293,104
Hidalgo County Regional Mobility Authority, Texas, Toll
and Vehicle Registration Fee Revenue Bonds, Senior Lien
Series 2022A:
7,560 0.000%, 12/01/53 12/31 at 42.84 Baa2 1,110,942
5,000 0.000%, 12/01/54 12/31 at 41.04 BBB- 680,200
18,600 0.010%, 12/01/55 12/31 at 39.30 BBB- 2,371,314
3,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
10/22 at 100.00 B   3,005,460

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
158
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1:
$ 5,000 5.000%, 7/15/30, (AMT) 7/25 at 100.00 B $ 4,870,750
595 5.000%, 7/15/35, (AMT) 7/25 at 100.00 B 558,532
1,500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R   1,130,505
1,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/56, 144A
9/29 at 100.00 N/R   752,670
Justin, Denton County, Texas, Special Assessment
Revenue Bonds, Timberbrook Public Improvement
District 1 Improvement Area 1 Project, Series 2018:
1,315 5.000%, 9/01/38, 144A 9/28 at 100.00 N/R 1,252,511
1,175 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 1,147,329
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 N/R 1,800,188
1,770 5.500%, 9/01/47, 144A 9/28 at 100.00 N/R 1,702,634
2,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/51
9/26 at 100.00 N/R   1,226,020
1,280 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R   1,007,360
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 N/R   1,861,560
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District Major
Improvement Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 N/R   2,188,225
1,015 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39,
144A
9/29 at 100.00 N/R   888,480
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 N/R   1,143,254
2,720 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48,
144A
9/28 at 100.00 N/R   2,567,626
1,090 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Northern Improvement Area Major
Improvement Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 N/R   1,032,230
3,810 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 5.000%, 9/01/47, 144A
9/26 at 100.00 N/R   3,491,065
2,850 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas
1 & 2 Project, Series 2022, 4.000%, 9/01/52, 144A
9/32 at 100.00 N/R   2,224,311
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 N/R   807,370

159
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Liberty Hill, Williamson County, Texas, Special
Assessment Revenue Bonds, Liberty Parke Public
Improvement District Master Improvement Area Project,
Series 2017:
$ 330 5.125%, 9/01/27, 144A No Opt. Call N/R $ 334,135
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 N/R 2,185,475
1,050 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 N/R   1,034,082
5,160 Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017,
6.000%, 9/01/47, 144A
9/27 at 100.00 N/R   5,216,347
Little Elm, Texas, Special Assessment Revenue Bonds,
Hillstone Pointe Public Improvement District 2 Phase 2-3
Project, Series 2018:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 N/R 737,077
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 N/R 1,371,330
1,500 Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47,
144A
9/27 at 100.00 N/R   1,388,580
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51,
144A
9/32 at 100.00 N/R   759,190
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area
2 Project, Refunding & Improvement Series 2018:
70 0.010%, 9/01/23, 144A No Opt. Call N/R 67,146
12,095 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 12,204,218
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Major Improvement
Area Project, Refunding Series 2018:
125 0.010%, 9/01/23, 144A No Opt. Call N/R 119,797
125 0.010%, 9/01/24, 144A No Opt. Call N/R 114,151
125 0.010%, 9/01/25, 144A No Opt. Call N/R 108,663
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 N/R 6,478,983
6,470 Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44, 144A
9/28 at 100.00 N/R   6,233,263
Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area
Project, Series 2020:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 N/R 533,346
600 4.625%, 9/15/49, 144A 9/30 at 100.00 N/R 511,332
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 N/R   1,649,946
1,670 Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A
9/29 at 100.00 N/R   1,531,023
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 N/R   1,596,720
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 N/R   876,520

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
160
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,000 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement District Improvement Area 4 Project,
Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 N/R   $ 2,843,730
Medina County, Texas, Special Assessment Revenue
Bonds, Woodlands Public Improvement District Major
Improvement Areas 1, Series 2021:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 701,248
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 1,034,616
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1,
Series 2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 N/R   1,021,762
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 N/R 834,675
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 N/R 1,548,266
1,510 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project,
Series 2018, 5.625%, 9/01/48, 144A
9/28 at 100.00 N/R   1,468,792
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 964,320
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 2,199,490
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021, 4.125%, 9/15/51, 144A
9/31 at 100.00 N/R   1,372,770
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Major
Improvement Area Project, Series 2021:
420 4.500%, 9/15/41, 144A 9/31 at 100.00 N/R 356,853
750 4.750%, 9/15/51, 144A 9/31 at 100.00 N/R 618,397
17,127 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   342,537
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing
Public Improvement District Improvement Area 1 Project,
Series 2021:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 N/R 832,290
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 N/R 813,910
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2018A:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 N/R 1,597,233
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 N/R 3,277,008
780 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   643,188
5,050 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   4,355,978
21,308 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   10,354,864

161
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   $ 3,347,654
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communities Senior Living
Langford Project, Series 2016:
670 5.375%, 11/15/36 11/26 at 100.00 N/R 591,952
1,000 5.500%, 11/15/46 11/26 at 100.00 N/R 837,560
2,000 5.500%, 11/15/52 11/26 at 100.00 N/R 1,633,740
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
4,000 5.250%, 1/01/42 1/28 at 103.00 N/R 3,201,000
95,255 5.500%, 1/01/57 1/28 at 103.00 N/R 72,628,127
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project, Series 2015A:
1,840 5.000%, 7/01/24 No Opt. Call CCC 1,564,000
13,600 5.000%, 7/01/35 (4) 7/25 at 100.00 CCC 11,560,000
115,200 5.000%, 7/01/47 (4) 7/25 at 100.00 CCC 97,920,000
9,965 New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB) (5)
8/27 at 100.00 0   9,032,974
42,840 North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding Series 2019A, 4.000%, 12/15/58, (UB) (5)
12/29 at 100.00 0   36,554,944
2,165 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 N/R   1,753,802
9,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series
2021, 5.000%, 9/15/51, 144A
9/31 at 100.00 N/R   8,097,750
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone A Project, Series 2019, 5.625%,
9/01/40, 144A
9/30 at 100.00 N/R   633,525
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 N/R 613,170
923 5.375%, 9/01/50, 144A 9/30 at 100.00 N/R 842,358
Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A
Improvement Area 1 Project, Series 2022:
350 5.250%, 9/15/32, 144A No Opt. Call N/R 341,845
800 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R 757,352
1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R 1,177,687
Pilot Point, Texas, Special Assessment Revenue
Bonds, Creekview Public Improvement District Zone B
Improvement Area 1 Project, Series 2022:
300 5.250%, 9/15/32, 144A No Opt. Call N/R 293,010
750 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R 710,017
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R 942,150
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022,
5.500%, 9/15/48, 144A
9/30 at 100.00 N/R   2,845,290

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
162
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022,
6.000%, 9/15/52, 144A
9/32 at 100.00 N/R   $ 4,708,067
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 N/R   1,950,560
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R   3,309,135
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   950,425
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
1,200 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 786,504
9,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 5,350,770
Pottsboro Higher Education Finance Corporation,
Texas, Education Revenue Bonds, Imagine International
Academy of North Texas, LLC, Series 2016A:
655 5.000%, 8/15/36 8/26 at 100.00 N/R 612,012
1,000 5.000%, 8/15/46 8/26 at 100.00 N/R 881,980
1,500 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022,
5.250%, 9/01/52
9/30 at 100.00 N/R   1,426,215
497 Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021, 4.000%,
9/01/51, 144A
9/29 at 100.00 N/R   387,228
5,760 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads
Public Improvement District Major improvement Project, Series 2018,
6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   5,784,710
1,500 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District 1 Project, Series 2022, 5.250%, 9/01/52, 144A
9/32 at 100.00 N/R   1,388,610
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   1,836,806
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6
Major Improvement Project, Series 2019:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 N/R 981,600
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 N/R 1,946,520
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   3,636,436
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 N/R   774,690
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
6,280 4.087%, 12/15/32 (4) 10/22 at 100.00 N/R 3,830,800
5,525 4.087%, 12/15/42 (4) 10/22 at 100.00 N/R 3,370,250
14,375 4.087%, 12/15/47 (4) 10/22 at 100.00 N/R 8,768,750
3,300 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R  (6) 3,590,400

163
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 N/R   $ 419,395
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 N/R   1,257,684
4,000 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 N/R   3,751,000
4,085 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Major Improvement Area
Project, Series 2017, 5.250%, 9/15/48, 144A
9/27 at 100.00 N/R   3,854,688
Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 2 Project, Series
2022:
600 5.875%, 9/15/42, 144A , (WI/DD, Settling 10/05/22) 9/32 at 100.00 N/R 580,152
1,300 6.000%, 9/15/52, 144A , (WI/DD, Settling 10/05/22) 9/32 at 100.00 N/R 1,249,378
Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Major Improvement Area Project,
Series 2020:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 N/R 359,848
700 5.125%, 9/15/50, 144A 9/30 at 100.00 N/R 621,607
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%,
9/15/50, 144A
9/30 at 100.00 N/R   2,040,734
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 N/R   997,125
San Marcos City, Hays, Caldwell and Guadalupe
Counties, Texas, Special Assessment Revenue Bonds, San
Marcos Trace Public Improvement District Series 2019:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 N/R 3,739,086
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 4,798,350
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District
Series 2020, 5.625%, 9/01/50
9/30 at 100.00 N/R   2,087,052
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper
South Public Improvement District, Series 2020:
1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 N/R 1,239,705
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 N/R 1,414,035
100 Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding
Series 2012B, 8.000%, 7/01/38, (AMT) (4)
10/22 at 100.00 N/R   25,000
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 N/R   890,430
Sinton, San Patricio County, Texas, Special Assessment
Revenue Bonds, Somerset Public Improvement District 1
Series 2022:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R 910,190
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 N/R 1,604,808

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
164
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 11,130 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/50, (UB) (5)
12/29 at 100.00 0   $ 7,672,132
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A:
240 6.625%, 11/15/37 5/27 at 100.00 N/R 243,538
5,875 6.750%, 11/15/47 5/27 at 100.00 N/R 5,922,881
5,865 6.750%, 11/15/52 5/27 at 100.00 N/R 5,901,246
2,075 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home
Project, Series 2009A, 0.000%, 2/15/38 (4)
10/22 at 100.00 N/R   1,348,750
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
C.C. Young Memorial Home Project, Series 2016A:
1,000 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R 650,000
1,000 0.000%, 2/15/52 (4) 2/27 at 100.00 N/R 650,000
8,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
7/32 at 100.00 A+   6,692,640
100 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006A, 5.250%, 12/15/22
No Opt. Call A-   100,349
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility,
Series 2013:
6,665 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 6,826,826
3,660 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 3,735,872
12,190 Texas State Affordable Housing Corporation Multifamily Housing
Revenue Bonds, Peoples El Shaddai Village and St. James Manor
Apartments Project, Series 2016, 4.850%, 12/01/56, 144A
1/34 at 100.00 N/R   10,542,016
3,470 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series
2018, 5.625%, 9/01/47
9/28 at 100.00 N/R   3,475,899
2,500 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment
Revenue Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 N/R   2,272,575
Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022:
870 5.375%, 9/01/42, 144A , (WI/DD, Settling 10/13/22) 9/32 at 100.00 N/R 834,060
1,500 5.500%, 9/01/52, 144A , (WI/DD, Settling 10/13/22) 9/32 at 100.00 N/R 1,426,170
1,150 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Patriot Estates Public Improvement District, Series 2021, 4.000%,
9/15/51, 144A
9/29 at 100.00 N/R   895,735
4,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 N/R   3,669,440
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
3,025 6.125%, 9/01/35 9/25 at 100.00 N/R 2,937,124
2,755 6.250%, 9/01/40 9/25 at 100.00 N/R 2,629,344
7,045 6.375%, 9/01/45 9/25 at 100.00 N/R 6,715,999
1,102,889 Total Texas 873,924,387

165
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.5%
$ 15,530 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 N/R   $ 10,999,744
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R   2,722,195
11,176 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   11,174,079
300 Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds,
Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23,
(AMT)
No Opt. Call N/R   299,442
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R   7,368,800
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 N/R   2,444,133
Medical School Campus Public Infrastructure District,
Utah, Limited Tax General Obligation Bonds, Series
2020A:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R 3,117,127
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R 8,640,500
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 N/R   1,543,609
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   441,978
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 N/R   474,372
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R   742,341
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 N/R   329,160
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 N/R   917,664
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 1,548,327
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 N/R 1,423,742
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R   720,133
5,130 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   3,826,775
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project,
Refunding Series 2020:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 Ba2 897,646
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 Ba2 1,763,860
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R   5,692,785
200 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%,
6/15/24, 144A
No Opt. Call N/R   192,828

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
166
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 BB   $ 5,237,561
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 N/R   2,721,539
5,795 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 3.000%, 5/15/50, (UB) (5)
5/30 at 100.00 0   4,001,563
11,315 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47, (UB) (5)
5/24 at 100.00 AA+   9,910,469
6,450 Utah State Board of Regents, Revenue Bonds, Dixie University, Series
2019, 3.000%, 6/01/49, (UB) (5)
6/29 at 100.00 0   4,250,357
117,665 Total Utah 93,402,729
Virgin Islands - 0.9%
17,430 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   17,492,399
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2012A:
200 4.000%, 10/01/22 No Opt. Call N/R 200,000
7,215 5.000%, 10/01/32 10/22 at 100.00 N/R 6,759,806
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
10,955 5.000%, 10/01/24, 144A No Opt. Call N/R 10,867,908
9,750 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R 9,270,397
40,815 5.000%, 10/01/39, 144A 10/24 at 100.00 N/R 36,626,565
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
10/22 at 100.00 N/R   440,325
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Working Capital Series 2014A:
3,265 5.000%, 10/01/24, 144A No Opt. Call N/R 3,239,043
1,200 5.000%, 10/01/29, 144A 10/24 at 100.00 N/R 1,151,052
22,500 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   21,074,625
21,900 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   21,218,910
1,515 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   1,493,896
20 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Refunding Series 2007A, 5.000%, 7/01/25
10/22 at 100.00 Caa3   18,945
975 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
10/22 at 100.00 Caa3   863,548
6,885 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   6,509,905
13,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R   12,127,440
158,125 Total Virgin Islands 149,354,764
Virginia - 1.8%
2,340 Alexandria, Virginia, General Obligation Bonds, Capital Improvement
Series 2019A, 3.000%, 7/15/46, (UB) (5)
7/30 at 100.00 0   1,728,254

167
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia
Hospital Center, Series 2020:
$ 6,725 4.000%, 7/01/45, (UB) (5) 7/30 at 100.00 A+ $ 5,836,358
10,850 3.750%, 7/01/50, (UB) (5) 7/30 at 100.00 0 8,727,849
24,250 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44, 144A (4)
11/24 at 100.00 N/R   13,917,317
Celebrate Virginia North Community Development
Authority, Special Assessment Revenue Bonds, Series
2003B:
2,133 4.125%, 3/01/22 (4) No Opt. Call N/R 1,386,450
4,964 4.356%, 3/01/25 (4) 10/22 at 100.00 N/R 3,226,600
8,437 4.455%, 3/01/34 (4) 10/22 at 100.00 N/R 5,484,050
1,074 Celebrate Virginia South Community Development Authority, Special
Assessment Revenue Bonds, Celebrate Virginia South Project, Series
2006, 6.250%, 3/01/37 (4)
3/23 at 100.00 N/R   912,900
Cherry Hill Community Development Authority, Virginia,
Special Assessment Bonds, Potomac Shores Project,
Series 2015:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 N/R 1,067,516
1,865 5.400%, 3/01/45, 144A 3/25 at 100.00 N/R 1,790,027
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R   6,460,255
11,185 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43, (Pre-
refunded 3/01/23)
3/23 at 100.00 N/R  (6) 11,366,197
6,675 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R  (6) 7,003,143
28,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2   24,531,360
4,945 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36, 144A
No Opt. Call N/R   1,815,161
Industrial Development Authority of the City of
Alexandria, Virginia, Tourism Development Financing
Program Revenue Bonds (699 Prince Street Hotel
Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1:
2,215 7.750%, 9/01/44, 144A 9/32 at 110.31 N/R 2,325,506
5,555 12.000%, 9/01/52, 144A 9/32 at 100.00 N/R 5,207,146
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 N/R   9,436,600
5,800 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R   5,262,340
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated
Group, Refunding Series 2017A:
9,065 4.000%, 1/01/47, (UB) (5) 1/27 at 100.00 0 7,589,218
5,000 5.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 4,857,850

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
168
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 4,350 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
3.000%, 1/01/51, (UB) (5)
1/32 at 100.00 A-   $ 2,923,679
55,695 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 AA   48,119,366
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
4.375%, 1/01/39
1/24 at 104.00 N/R   836,430
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc.
- Harbor's Edge Project, Refunding Series 2014:
5,000 5.000%, 1/01/46 1/25 at 100.00 N/R 4,337,700
5,250 5.375%, 1/01/46 1/25 at 100.00 N/R 4,828,687
3,260 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R   2,872,582
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated
Group, Series 2020A:
25,520 3.000%, 7/01/45, (UB) (5) 7/30 at 100.00 AA- 18,083,217
14,260 4.000%, 7/01/51, (UB) (5) 7/30 at 100.00 AA- 12,199,572
2,400 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba2   2,237,760
10,585 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   9,869,454
Virginia Small Business Finance Authority, Educational
Facilities Revenue Bonds, Provident Resource Group -
Rixey Student Housing Project, Series 2019A:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 N/R 12,570,456
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 N/R 18,061,101
9,688 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)
No Opt. Call N/R   9,076,946
32,205 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%,
12/01/49, (UB) (5)
6/30 at 100.00 A+   27,389,064
8,050 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   7,743,939
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48,
(AMT), (Mandatory Put 7/01/38), 144A
7/23 at 100.00 B   1,516,179
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R   975,010
2,200 West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 N/R   2,109,954
376,291 Total Virginia 315,683,193

169
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 1.5%
$ 13,250 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2020A, 3.000%, 6/01/40, (UB) (5)
6/30 at 100.00 0   $ 10,026,540
King County Public Hospital District 4, Washington,
General Obligation Bonds, Snoqualmie Valley Hospital,
Refunding Limited Tax Series 2015A:
1,000 5.000%, 12/01/30 12/25 at 100.00 N/R 975,770
5,795 5.000%, 12/01/38 12/25 at 100.00 N/R 5,348,785
King County Public Hospital District 4, Washington,
Hospital Revenue Bonds, Snoqualmie Valley Hospital,
Series 2015A:
1,500 6.000%, 12/01/35 12/25 at 100.00 N/R 1,510,620
5,500 6.250%, 12/01/45 12/25 at 100.00 N/R 5,553,900
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
715 5.500%, 6/01/27, (AMT) 10/22 at 100.00 N/R 709,666
3,660 5.600%, 6/01/37, (AMT) 10/22 at 100.00 N/R 3,348,424
195 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   212,856
21,950 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 4.000%, 5/01/43, (AMT), (UB) (5)
5/27 at 100.00 0   18,734,325
21,525 Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B,
5.000%, 12/01/43, (AMT), (UB) (5)
12/26 at 100.00 0   21,892,217
4,260 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
10/22 at 100.00 N/R   3,932,023
24,710 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R   18,366,696
74,685 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(8)
1/28 at 100.00 N/R   29,956,154
11,455 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018,
7.250%, 1/01/32, (AMT), 144A (4),(8)
1/28 at 100.00 N/R   4,594,600
Washington Economic Development Finance Authority,
Environmental Facilities Revenue Bonds, Columbia Pulp I,
LLC Project, Series 2019A:
34,710 7.500%, 1/01/32, (AMT), 144A (4),(8) 1/28 at 100.00 N/R 13,922,181
8,095 7.650%, 1/01/32, (AMT), 144A (4),(8) 1/28 at 100.00 N/R 3,246,904
6,400 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R   4,776,960
11,000 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB) (5)
2/28 at 100.00 AA-   9,932,230
Washington Health Care Facilities Authority, Revenue
Bonds, MultiCare Health System, Tender Option Bonds
Trust 2015-XF1018:
500 10.939%, 8/15/40, 144A, (IF) (5) 8/25 at 100.00 AA- 518,610
2,125 10.939%, 8/15/45, 144A, (IF) (5) 8/25 at 100.00 AA- 2,126,339
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Series 2014D:
13,000 5.000%, 10/01/38, (UB) (5) 10/24 at 100.00 AA- 13,074,100

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
170
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0132:
$ 24 22.037%, 10/01/41, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 0 (6) $ 23,554
1,616 22.037%, 10/01/41, 144A, (IF) (5) 10/24 at 100.00 0 1,585,942
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0148:
1,060 12.400%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 1,024,946
600 12.400%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 AA- (6) 580,194
3,740 17.904%, 10/01/44, 144A, (IF) 10/24 at 100.00 0 3,641,301
2,500 17.922%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) 10/24 at 100.00 0 (6) 2,433,825
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0150:
785 10.854%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 785,541
630 10.891%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 630,435
1,510 10.910%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 1,511,042
13,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 0   13,179,010
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Series 2018:
19,965 4.000%, 7/01/58 - AGM Insured, (UB) (5) 7/28 at 100.00 0 15,945,646
11,170 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 0 8,030,225
1,575 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 0 1,163,673
23,515 Washington State Higher Education Facilities Authority Revenue Bonds,
Gonzaga University Project, Series 2019A, 3.000%, 4/01/49, (UB) (5)
10/29 at 100.00 0   15,473,340
12,831 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%,
2/01/26, 144A
No Opt. Call N/R   12,270,307
1,705 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (6) 1,856,353
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB   931,930
1,130 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/56, 144A
7/31 at 100.00 Ba2   982,049
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB-   2,357,026
1,500 Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A, 7.500%,
1/01/49, 144A
1/24 at 100.00 N/R   1,508,280
368,546 Total Washington 258,674,519
West Virginia - 0.2%
6,947 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R   6,516,842
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 5.000%, 6/01/37 6/27 at 100.00 N/R 2,159,375
5,500 5.250%, 6/01/47 6/27 at 100.00 N/R 4,554,990

171
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 3,325 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
6.500%, 7/01/33, (Pre-refunded 7/01/23), 144A
7/23 at 100.00 N/R  (6) $ 3,402,107
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town
Centre Economic Opportunity Development District,
Refunding & Improvement Series 2017A:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R 4,754,253
12,885 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R 12,935,895
1,175 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   1,002,839
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A, 4.500%, 6/01/50, 144A
6/31 at 100.00 N/R   1,290,677
4,000 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   3,166,160
2,380 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020,
5.000%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B   2,361,793
45,207 Total West Virginia 42,144,931
Wisconsin - 6.6%
16,185 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.010%, 6/01/49, (UB) (5)
6/29 at 47.10 AA   4,025,371
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   21,458,147
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R   14,006,598
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Alamance Community School, Series
2021A:
510 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 404,486
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 728,810
900 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 636,579
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 BB   1,412,928
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 764,850
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 743,310
6,990 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 N/R   5,808,480
1,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/61,
144A
6/27 at 100.00 N/R   726,006

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
172
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Coral Academy of Science, Reno, Series
2022A:
$ 1,000 5.875%, 6/01/52, 144A 6/30 at 100.00 N/R $ 918,160
1,510 6.000%, 6/01/62, 144A 6/30 at 100.00 N/R 1,367,471
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 N/R   4,645,681
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds,
North Carolina, Series 2019A:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,489,518
6,540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 5,514,070
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School, North
Carolina, Series 2017A:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 N/R 917,800
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 N/R 1,432,134
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Envision Science Academy Project,
Series 2016A:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 N/R 975,147
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 N/R 2,896,211
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
6.000%, 7/15/42
10/22 at 100.00 BB+   3,031,030
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
600 5.000%, 7/01/40, 144A 7/28 at 100.00 BB- 536,784
1,550 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 1,286,748
2,255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42,
144A
1/28 at 100.00 N/R   1,971,479
3,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R   2,404,500
1,280 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R   1,022,886
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Mallard Creek STEM Academy, North
Carolina, Series 2019:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 N/R 3,543,674
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 N/R 5,702,743
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 11,076,291
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 30,223,180
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Phoenix Academy Charter School, North
Carolina, Series 2017A:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 N/R 2,969,142
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 N/R 15,069,169

173
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 BBB-   $ 2,963,496
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Point College Preparatory, Series 2020A:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 N/R 1,165,206
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 N/R 2,891,088
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Research Triangle High School Project,
North Carolina, Series 2015A:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 N/R 1,000,280
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 N/R 1,592,035
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R 2,832,048
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R 6,058,419
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2022A:
4,105 5.000%, 6/15/57, 144A 6/32 at 100.00 Ba2 3,456,410
6,795 5.000%, 6/15/62, 144A 6/32 at 100.00 Ba2 5,595,682
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
393 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 7,940
343 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 6,628
338 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 6,194
327 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 5,600
322 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 5,252
418 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 6,385
412 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 6,009
398 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 5,497
390 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 5,122
382 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 4,796
20,784 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 11,859,746
423 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 5,031
412 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 4,661
401 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 4,336
393 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 4,003
387 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 3,738
376 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 3,452
368 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 3,218
360 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 3,012
354 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 2,796
382 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 2,799
4,599 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 30,584

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
174
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
$ 177 0.000%, 1/01/46, 144A (4) No Opt. Call N/R $ 3,820
174 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 3,519
173 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 3,336
172 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 3,146
169 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 2,897
185 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 3,028
4,770 1.000%, 7/01/51, 144A 2051 2051 (4) 3/28 at 100.00 N/R 2,252,761
184 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 2,814
182 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 2,647
180 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 2,489
178 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 2,335
175 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 2,203
174 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 2,070
172 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 1,941
170 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 1,842
169 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 1,724
167 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 1,608
165 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 1,517
163 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 1,424
162 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 1,353
161 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 1,266
158 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 1,158
2,057 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 13,680
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R   26,629,500
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Carolina International School, Series
2018A:
1,030 5.250%, 8/01/38, 144A 8/28 at 100.00 BB+ 1,000,810
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 BB+ 1,191,999
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Casa Esperanza Montessori, Series
2021A:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R 3,662,736
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 6,491,543
Public Finance Authority of Wisconsin, Education
Revenue Bonds, North Carolina Leadership Academy,
Series 2019A:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 471,755
455 5.000%, 6/15/54, 144A 6/26 at 100.00 N/R 390,767
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Pioneer Springs Community School,
Series 2020A:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 N/R 893,072
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 N/R 4,532,894
1,885 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Taxable Series 2020B, 7.500%,
6/15/30, 144A
6/25 at 100.00 N/R   1,760,024
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Shining Rock Classical Academy, Series
2022A:
1,000 6.000%, 6/15/52 6/29 at 101.00 N/R 880,020
1,100 6.125%, 6/15/57 6/29 at 101.00 N/R 967,296

175
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 N/R   $ 1,686,762
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   1,021,592
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   3,434,069
Public Finance Authority of Wisconsin, Educational
Facility Revenue Bonds, LEAD Academy Project, Series
2016A:
1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 N/R 881,940
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 N/R 2,471,970
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R   2,186,869
9,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%,
4/01/52
4/32 at 100.00 BBB   7,980,480
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 N/R   1,763,409
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%,
1/01/50, (UB) (5)
1/30 at 100.00 0   3,445,901
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 BB   1,541,512
2,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 BB+   1,492,620
7,450 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Refunding Series 2020A, 3.000%,
6/01/45
6/30 at 100.00 A+   5,087,307
13,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B, 6.000%, 2/01/62, 144A
2/32 at 100.00 N/R   12,072,042
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
8,500 3.125%, 8/01/27, 144A (4) No Opt. Call N/R 7,331,080
53,545 6.750%, 8/01/31, 144A (4) No Opt. Call N/R 41,467,390
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 49,436,834
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 49,286,835
317,900 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 267,716,306
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R   6,941,092
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   4,735,477
16,910 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R   12,087,437
3,015 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29
9/28 at 100.00 N/R   2,466,300

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
176
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A:
$ 3,100 6.250%, 10/01/31, 144A (4) 10/27 at 100.00 N/R $ 2,709,958
10,000 6.850%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 7,995,600
4,700 7.000%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 3,770,105
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   1,305,000
Public Finance Authority of Wisconsin, Revenue Bonds,
Bayhealth Medical Center Project, Series 2021A:
5,000 3.000%, 7/01/50 - BAM Insured 1/32 at 100.00 AA 3,429,150
7,950 3.000%, 7/01/50, (UB) (5) 1/32 at 100.00 AA- 5,242,787
3,000 Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 0.000%,
11/01/46, 144A (4)
11/26 at 100.00 N/R   1,950,000
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
2,775 5.200%, 12/01/37 12/27 at 100.00 BBB- 2,817,347
2,725 5.350%, 12/01/45 12/27 at 100.00 BBB- 2,706,306
Public Finance Authority of Wisconsin, Revenue Bonds,
Procure Proton Therapy Center, Senior Series 2018A:
28,790 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R 23,364,236
50,680 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R 41,038,637
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB   4,424,597
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Continuing Care Retirement Community,
Refunding Series 2017A:
8,800 5.513%, 6/01/37 6/23 at 104.00 N/R 9,274,936
19,410 5.613%, 6/01/47 6/23 at 104.00 N/R 20,470,174
7,880 5.688%, 6/01/52 6/23 at 104.00 N/R 8,314,188
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
3,770 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 3,141,504
31,865 5.000%, 6/01/52 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 22,907,111
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R   7,202,235
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,749,397
17,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 11,657,091
5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 N/R   4,009,163
2,575 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School Portfolio Projects, Senior Series 2020A-1,
5.000%, 1/01/55, 144A
7/30 at 100.00 N/R   2,180,484
1,540 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   1,299,822
Public Finance Authority of Wisconsin, Senior Living
Facility Revenue Bonds, Mary's Woods at Marylhurst Inc.,
Series 2017A:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 907,410
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 BB 1,157,739

177
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project,
Green Series 2021, 4.000%, 9/30/51, (AMT)
9/31 at 100.00 Baa3   $ 1,483,140
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 3,447,075
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 13,671,450
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 55,439,175
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   493,830
495 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R   153,297
5,000 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%,
12/01/48, 144A (4)
12/24 at 103.00 N/R   50,000
76 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R   23,584
1,130 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/51, 144A
10/31 at 100.00 N/R   928,860
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 BB   5,810,285
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
6/23 at 105.00 N/R   21,137,573
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R   5,024,807
13,825 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB)
10/28 at 100.00 AA-   12,554,068
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C:
8,110 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 57.19 0 2,323,596
6,740 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 47.01 0 1,433,194
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series
2020D:
44,340 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 56.77 A1 13,082,517
4,920 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 A1 1,451,646
1,455 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 46.55 A1 325,061
21,910 0.000%, 12/15/55 - AGM Insured, (UB) (5) 12/30 at 37.52 0 3,671,678
10,000 0.000%, 12/15/60 - AGM Insured, (UB) (5) 12/30 at 29.95 A1 1,256,900
14,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43, (UB) (5)
11/28 at 100.00 0   12,436,200
2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072,
11.928%, 4/15/35, (Pre-refunded 4/15/23), 144A, (IF) (5)
4/23 at 100.00 Aa1  (6) 2,613,325
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Gundersen Lutheran, Tender Option
Bond Trust 2015-XF1028:
2,500 11.029%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 Aa2 2,505,350
750 11.029%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 Aa2 751,605
380 11.029%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 Aa2 380,813

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
178
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R   $ 1,985,842
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%,
7/01/47, (UB) (5)
7/27 at 100.00 A+   7,296,060
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of
the Midwest Obligated Group, Refunding Series 2017:
1,850 5.000%, 8/01/37 8/24 at 103.00 N/R 1,549,449
1,900 5.000%, 8/01/39 8/24 at 103.00 N/R 1,558,494
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017,
4.000%, 8/15/47, (UB) (5)
8/27 at 100.00 0   8,681,200
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017,
4.000%, 8/15/42, (UB) (5)
8/27 at 100.00 Aa3   8,957,800
9,990 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42,
(UB) (5)
2/26 at 100.00 A-   9,856,034
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center,
Inc., Series 2014:
1,650 5.500%, 5/01/34 5/24 at 100.00 N/R 1,478,202
2,635 5.750%, 5/01/39 5/24 at 100.00 N/R 2,336,955
10,115 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (5)
11/27 at 100.00 0   8,938,221
1,496,055 Total Wisconsin 1,137,085,327
Wyoming - 0.0%
10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42, (UB)
5/31 at 100.00 0 7,296,383
$ 32,846,307 Total Municipal Bonds (cost $25,190,191,526) 21,986,650,353
Shares Description (1) Value
X
1,495,489,740 COMMON STOCKS - 8.7%
X 1,495,489,740
Airlines - 0.2%
3,000,000 American Airlines Group Inc (10),(11) $ 36,120,000
Chemicals - 0.0%
3,839 Ingevity Corporation (11),(12) 232,759
Containers & Packaging - 0.0%
23,041 Westrock Co (13) 711,736
Independent Power and Renewable Electricity Producers - 8.5%
19,397,048 Energy Harbor Corp (11),(14),(15) 1,458,425,245
Total Common Stocks (cost $463,621,296) 1,495,489,740

179
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 139,077,643 CORPORATE BONDS - 0.8%
X 139,077,643
Commercial Services & Supplies - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 N/R $ 1,285,880
Electric Utilities - 0.4%
6,085 FirstEnergy Corp (4) 6.050% 8/15/22 N/R 7,606
3,805 FirstEnergy Corp (4) 6.800% 8/15/39 N/R 4,756
14,300 Talen Energy Supply LLC, 144A (4) 6.625% 1/15/28 N/R 14,478,750
52,500 Talen Energy Supply LLC, 144A (4) 10.500% 1/15/26 N/R 43,050,000
2,500 Talen Energy Supply LLC (4) 6.000% 12/15/36 N/R 1,967,242
6,225 Talen Energy Supply LLC (4) 6.500% 6/01/25 N/R 4,993,951
3,760 Talen Energy Supply LLC, 144A (4) 7.250% 5/15/27 N/R 3,844,600
89,175 Total Electric Utilities 68,346,905
Hotels, Restaurants & Leisure - 0.1%
20,600 Wild Rivers Water Park 8.500% 11/01/51 N/R 17,819,000
Independent Power and Renewable Electricity Producers - 0.1%
132,492 Talen Energy Corp 0.000% 8/31/23 N/R 21,364,365
Machinery - 0.0%
6,518 Columbia Pulp I LLC 16.000% 2/28/23 N/R 6,518,141
Metals & Mining - 0.1%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 BB- 7,042,486
362 United States Steel Corp (16) 6.875% 3/01/29 B1 329,004
8,362 Total Metals & Mining 7,371,490
Real Estate Management & Development - 0.1%
11,415 Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 N/R 10,574,446
5,152 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 4,772,600
25,740 Zilkha Biomass Selma LLC (4),(8) 10.000% 8/01/38 N/R 256
2,400 Zilkha Biomass Selma LLC (4),(8) 5.000% 8/01/28 N/R 1,024,560
44,707 Total Real Estate Management & Development 16,371,862
$ 303,489 Total Corporate Bonds (cost $154,735,822) 139,077,643

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
180
Investments in Derivatives
Principal
Amount (000) Description (1)
Coupon
(17)
Reference
Rate (17) Spread (17) Maturity (18) Ratings (3) Value
X 1,765,779 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (17)
X 1,765,779
Hotels, Restaurants & Leisure - 0.0%
$ 1,766 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds(cash 7.500%, PIK
7.500%)(19)
7.500% N/A N/A 12/31/23 N/R $ 1,765,779
$ 1,766 Total Variable Rate Senior Loan Interests (cost $1,765,779) 1,765,779
Total Long-Term Investments (cost $25,810,314,423) 23,622,983,515
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 338,781 MONEY MARKET FUNDS - 0.0%
X 338,781
338,781 State Street Navigator Securities Lending Government
Money Market Portfolio (20)
3.070%(21) $ 338,781
Total Investments Purchased with Collateral from Securities Lending (cost $338,781) 338,781
Total Investments (cost $25,810,653,204 ) - 136.7% $ 23,623,322,296
Floating Rate Obligations - (36.6)% (6,320,813,000)
Other Assets Less Liabilities -   (0.1)%(22) (15,526,730)
Net Assets - 100% $ 17,286,982,566
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection(23)
Current
Credit
Spread (24)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.93% $ 5,000,000 1.000 % Quarterly 6/20/24 $ 21,605 $ (123,505) $ 145,110
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.98 5,000,000 1.000 Quarterly 12/20/24 11,205 (133,220) 144,425
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1.20 5,000,000 1.000 Quarterly 12/20/25 (31,995) (134,086) 102,091
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1.98 10,000,000 1.000 Quarterly 12/20/27 (338,489) (621,261) 282,772
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 2.19 60,000,000 1.000 Quarterly 6/20/28 (2,396,934) (4,233,032) 1,836,098
Citigroup Global
Markets Inc.(8)
State of Illinois Sell 1.04 25,000,000 1.000 Quarterly 12/20/25 14,528 (214,165) 228,693
Total
$ 110,000,000 $ (2,720,080)
$ (5,459,269) $ 2,739,189
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (12,887) 12/22 $ (1,434,258,085) $ (1,385,453,186) $ 48,804,899
U.S. Treasury 10-Year Note (6,406) 12/22 (752,319,878) (717,872,375) 34,447,503
Total $(2,186,577,963) $(2,103,325,561) $83,252,402
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.

181
(9) Principal Amount (000) rounds to less than $1,000.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of spin-off from WestRock Company.
(13) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(15) For fair value measurement disclosure purposes, investment classified as Level 2.
(16) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $325,368.
(17) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(18) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(19) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(20) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(21) The rate shown is the one-day yield as of the end of the reporting period.
(22) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
(23) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(24) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
182
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

183
Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 105.0%
X
5,927,247,882 MUNICIPAL BONDS - 98.3%
X 5,927,247,882
Alabama - 1.4%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 N/R   $ 2,457,249
23,140 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 0.974%, 12/01/48, (Mandatory Put 12/01/23),
(UB) (4)
9/23 at 100.00 0   22,912,534
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call B-   1,806,276
3,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B-   3,695,905
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 5.000%, 10/01/22
No Opt. Call BB   1,000,000
MidCity Improvement District, Alabama, Special
Assessment Revenue Bonds, Series 2022:
300 3.875%, 11/01/27 No Opt. Call N/R 261,468
600 4.250%, 11/01/32 No Opt. Call N/R 496,614
1,250 4.500%, 11/01/42 11/32 at 100.00 N/R 961,363
2,865 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   2,845,489
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
5,955 5.000%, 3/01/33 3/26 at 100.00 BB 5,445,907
3,500 5.000%, 3/01/36 3/26 at 100.00 BB 3,056,305
15,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Libor Index Rate Series 2018B, 2.996%, 4/01/49,
(Mandatory Put 4/01/24) (1-Month LIBOR*0.67% reference rate +
0.900% spread) (5)
1/24 at 100.00 A3   14,811,900
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
22,408 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 19,452,291
9,500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 8,025,315
93,233 Total Alabama 87,228,616
Alaska - 0.0%
260 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/41
6/31 at 100.00 A- 228,883
Arizona - 2.6%
11,625 Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B, 3.318%, 1/01/37 (3-Month
LIBOR*0.67% reference rate + 0.810% spread) (5)
10/22 at 100.00 AA-   10,810,204

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
184
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Banner Health Systems, Tender Option Bond Trust
3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
$ 1,500 3.764%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- $ 1,149,555
3,000 3.869%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 2,299,110
1,500 3.869%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,149,555
3,000 3.869%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 2,299,110
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   488,745
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 BB   437,356
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018B:
500 4.500%, 7/01/24, 144A No Opt. Call BB 498,145
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 BB 995,400
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
500 4.000%, 7/01/29, 144A No Opt. Call BB 469,465
635 5.000%, 7/01/39, 144A 7/29 at 100.00 BB 597,179
140 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call BB+   139,306
905 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   868,166
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of
Excellence - Parker Colorado Campus Project, Series
2019A:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 N/R 722,328
2,635 5.000%, 7/01/39, 144A 7/24 at 101.00 N/R 2,374,267
2,000 5.000%, 7/01/49, 144A 7/24 at 101.00 N/R 1,695,220
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 BB   380,231
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Pinecrest Academy of Nevada
Horizon, Inspirada and St. Rose Campus Projects, Series
2018A:
1,360 5.000%, 7/15/28, 144A 7/26 at 100.00 BB+ 1,372,893
680 5.750%, 7/15/38, 144A 7/26 at 100.00 BB+ 701,087
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
9/23 at 105.00 BB+   1,608,422
460 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 BB+   425,486
30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/41, 144A
12/31 at 100.00 BB   23,142,439
2,420 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 N/R   2,469,392

185
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,775 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 N/R   $ 1,546,859
850 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 N/R   759,586
220 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call N/R   222,475
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call N/R   634,758
221 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
4.375%, 7/01/25, 144A
7/24 at 100.00 N/R   216,772
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 BB   224,552
1,600 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba2   1,606,720
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Series 2021A:
650 3.000%, 7/01/31, 144A No Opt. Call BB+ 543,199
385 4.000%, 7/01/41, 144A 7/31 at 100.00 BB+ 309,813
2,030 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%,
7/01/26, 144A
No Opt. Call BB+   1,929,799
Maricopa County Industrial Development Authority,
Arizona, Educational Facilities Revenue Bonds, Ottawa
University Projects, Series 2020:
240 5.000%, 10/01/26, 144A No Opt. Call N/R 240,696
425 5.125%, 10/01/30, 144A 10/27 at 103.00 N/R 424,583
90 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%,
7/01/23, (ETM)
No Opt. Call BBB-  (6) 91,687
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/33
10/22 at 100.00 BB+   981,190
550 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
5.750%, 7/01/24, 144A
No Opt. Call Ba2   556,782
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
2,770 4.000%, 7/01/25, 144A No Opt. Call Ba2 2,707,287
1,360 5.000%, 7/01/45, 144A 7/25 at 100.00 Ba2 1,250,738
1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2   904,109
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 BBB-   1,158,938
7,405 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%,
2/01/24
No Opt. Call B+   7,312,808

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
186
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 170 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call N/R   $ 172,424
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019:
630 5.000%, 6/15/34, 144A 6/25 at 100.00 N/R 602,513
660 5.000%, 6/15/39, 144A 6/25 at 100.00 N/R 609,259
7,995 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/30, 144A
7/26 at 103.00 N/R   7,852,929
1,145 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
4.375%, 7/01/26
No Opt. Call BB-   1,133,424
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019:
755 5.125%, 7/01/30, 144A 7/26 at 103.00 N/R 745,411
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 N/R 1,804,943
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa
Charter Schools Project, Series 2019:
130 3.250%, 7/01/24, 144A No Opt. Call N/R 126,982
370 5.000%, 7/01/29, 144A 7/26 at 100.00 N/R 365,597
425 5.000%, 7/01/34, 144A 7/26 at 100.00 N/R 401,833
575 5.000%, 7/01/39, 144A 7/26 at 100.00 N/R 522,077
320 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, LEAD Charter School Project, Series 2014,
6.250%, 3/01/24
No Opt. Call N/R   321,146
1,530 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter
School Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 N/R   1,583,091
545 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 7.500%, 2/01/25
2/24 at 100.00 N/R   566,037
1,160 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.125%, 2/01/28, 144A
No Opt. Call N/R   1,211,922
720 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   625,277
2,855 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   2,594,053
390 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%,
7/01/29
7/25 at 100.00 N/R   358,656
Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools
Refunding Project, Series 2016R:
3,600 4.000%, 7/01/26 No Opt. Call Baa3 3,488,220
5,405 5.000%, 7/01/31 7/26 at 100.00 Baa3 5,340,248
790 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call BB   775,788

187
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+   $ 98,528
534 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
10/22 at 100.00 N/R   453,825
335 Southside Community Facilities District 1, Prescott Valley, Arizona,
Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
10/22 at 100.00 N/R   263,665
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017A:
1,500 5.500%, 10/01/27, 144A No Opt. Call N/R 1,438,140
10 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 9,089
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017B:
30,700 4.700%, 10/01/24, 144A 10/22 at 100.00 N/R 29,721,591
12,000 5.350%, 10/01/25, 144A 10/22 at 100.00 N/R 11,636,400
280 Yavapai County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call BB+   275,495
170,690 Total Arizona 155,814,975
Arkansas - 0.3%
10,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   9,087,812
4,750 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B-   3,858,377
9,285 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 B-   7,853,253
24,080 Total Arkansas 20,799,442
California - 6.8%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
7,215 5.000%, 3/01/31 3/26 at 100.00 Ba3 7,262,403
7,565 5.250%, 3/01/36 3/26 at 100.00 Ba3 7,577,709
1,690 5.000%, 3/01/46 3/26 at 100.00 Ba3 1,506,128
Azusa, California, Special Tax Bonds, Community Facilities
District 2005-1 Rosedale Improvement Area 2,Series
2019:
1,280 5.000%, 9/01/44 - AGM Insured 9/28 at 100.00 AA 1,333,056
1,925 5.000%, 9/01/49 - AGM Insured 9/28 at 100.00 AA 2,000,845
1,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 5.799%,
4/01/36, 144A, (IF) (4)
10/26 at 100.00 AA   1,037,180
1,055 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call N/R   1,084,540
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   3,039,900

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
188
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 25,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 2.900%,
2/01/52, (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450%
spread) (5)
5/31 at 100.00 A1   $ 22,450,250
50,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 0.000%,
5/01/53, (Mandatory Put 8/01/28), (UB)
5/28 at 100.00 A1   49,747,500
6,290 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R   4,248,203
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   2,542,925
1,550 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   1,080,195
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R   8,512,389
500 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   405,960
885 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-1, 5.000%, 6/01/49
12/30 at 100.00 BBB-   837,599
California Enterprise Development Authority, Charter
School Revenue Bonds, Rocklin Academy Project,
Refunding Series 2021A:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 BB+ 212,578
630 4.000%, 6/01/51, 144A 6/31 at 100.00 BB+ 461,267
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
385 5.000%, 8/15/30 8/27 at 100.00 Baa2 396,504
310 5.000%, 8/15/32 8/27 at 100.00 Baa2 317,127
225 4.000%, 8/15/34 8/27 at 100.00 Baa2 212,087
245 5.000%, 8/15/35 8/27 at 100.00 Baa2 247,398
5,855 California Housing Finance Agency, California, Home Mortgage
Revenue Bonds, 833 Bryant LP, Series 2020N, 4.000%, 4/01/45
4/32 at 100.00 Aa2   5,250,881
9,143 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+   7,905,136
6,735 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call BBB   5,769,811
100 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (6) 102,144
315 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
10/22 at 102.00 BB   310,672
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 BB   263,010
410 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/28, 144A
No Opt. Call Ba1   404,613

189
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
$ 1,065 4.000%, 6/15/26, 144A No Opt. Call BB $ 1,035,329
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,810,336
250 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25,
144A
No Opt. Call BB+   252,000
365 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
10/22 at 102.00 BB   359,861
3,465 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%,
7/01/26, 144A
No Opt. Call BB   3,345,561
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2018A:
1,010 3.875%, 7/01/28, 144A No Opt. Call BB 944,714
2,200 5.000%, 7/01/38, 144A 7/28 at 100.00 BB 2,078,296
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 BB 1,607,616
840 California Municipal Finance Authority, Education Revenue Bonds,
American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36
6/26 at 100.00 BBB-   843,847
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41,
144A
6/30 at 100.00 N/R   191,433
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 N/R   1,466,754
245 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 3.000%, 8/15/31
No Opt. Call BBB   210,413
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%,
7/01/57, (Mandatory Put 7/01/32), 144A
7/29 at 103.00 N/R   20,732,053
165 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/22
No Opt. Call Baa1   165,000
2,355 California Municipal Finance Authority, Revenue Bonds, California
Baptist University, Series 2016A, 4.000%, 11/01/26, 144A
No Opt. Call N/R   2,327,917
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/36, 144A
12/30 at 100.00 N/R   172,321
780 California Municipal Finance Authority, Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26, 144A
No Opt. Call N/R   741,866
270 California Municipal Finance Authority, Revenue Bonds, Emerson
College, Series 2011, 5.000%, 1/01/28
10/22 at 100.00 Baa2   270,186
1,210 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 4.250%, 1/01/25
No Opt. Call N/R   1,156,578
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/23 No Opt. Call BBB- 202,380
300 5.000%, 11/01/24 No Opt. Call BBB- 305,262
350 5.000%, 11/01/27 11/24 at 100.00 BBB- 354,137

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
190
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 1,425 5.000%, 11/01/28 11/26 at 100.00 BBB- $ 1,452,474
1,500 5.250%, 11/01/29 11/26 at 100.00 BBB- 1,552,665
850 5.000%, 11/01/30 11/26 at 100.00 BBB- 862,359
1,000 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,023,740
6,165 5.250%, 11/01/41 11/26 at 100.00 BBB- 6,168,144
1,100 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (7)
No Opt. Call N/R   66,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (7)
12/23 at 102.00 N/R   331,000
1,420 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 4.250%,
7/01/30, 144A
7/28 at 100.00 N/R   1,277,574
540 California Public Finance Authority, Charter School Lease Revenue
Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%,
6/15/27
No Opt. Call N/R   538,844
675 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A
11/29 at 102.00 N/R   607,723
2,010 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties
LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A
7/27 at 100.00 Caa2   1,591,940
1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
4.500%, 6/01/29, 144A
6/26 at 100.00 N/R   1,085,151
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 N/R   948,120
California School Finance Authority Charter School
Revenue Bonds, John Adams Academy Obligated
Group, Series 2022A:
875 4.500%, 7/01/32, 144A 7/30 at 102.00 BB 816,506
2,125 5.000%, 7/01/42, 144A 7/30 at 102.00 BB 1,912,649
1,670 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 N/R   1,621,219
980 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call N/R   925,424
180 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
10/22 at 100.00 N/R   179,879
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 N/R 289,168
750 5.000%, 6/01/39, 144A 6/26 at 100.00 N/R 703,147
1,010 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group, Issue No.6, Series 2020A,
5.000%, 8/01/42, 144A
8/28 at 100.00 BBB   997,496
760 California School Finance Authority, Charter School Revenue Bonds,
CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
No Opt. Call N/R   764,864

191
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School
Revenue Bonds, Classical Academies Project, Series
2017A:
$ 2,000 4.000%, 10/01/27, 144A No Opt. Call BBB- $ 1,961,420
2,155 5.000%, 10/01/32, 144A 10/27 at 100.00 BBB- 2,177,283
California School Finance Authority, Charter School
Revenue Bonds, Downtown College Prep - Obligated
Group, Series 2016:
745 4.000%, 6/01/26, 144A No Opt. Call N/R 720,326
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 N/R 950,290
755 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call N/R   742,890
630 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
6/25 at 100.00 N/R   632,841
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Education Obligated Group,
Series 2017A:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 N/R 614,968
315 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R 315,365
975 5.000%, 6/01/34, 144A 6/26 at 100.00 N/R 941,509
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy Obligated Group, Series
2021A, 4.000%, 6/01/41, 144A
6/27 at 100.00 N/R   5,427,263
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
260 4.000%, 6/01/31 No Opt. Call N/R 241,340
100 4.000%, 6/01/41 6/31 at 100.00 N/R 80,314
California School Finance Authority, Charter School
Revenue Bonds, Social Bonds iLead Lancaster Project,
Series 2021A:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 227,813
435 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 398,860
1,465 California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37, 144A
3/31 at 100.00 N/R   1,229,838
315 California School Finance Authority, Educational Facilities Revenue
Bonds, New Designs Charter School Project, Series 2014A, 4.750%,
6/01/24, 144A
No Opt. Call BB+   315,192
575 California School Finance Authority, Educational Facility Revenue
Bonds, Partnerships to Uplift Communities Valley Project, Series 2014,
5.350%, 8/01/24, (Pre-refunded 2/01/24), 144A
2/24 at 100.00 BB  (6) 586,644
280 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call N/R   282,349
California School Finance Authority, School Facility
Revenue Bonds, Granada Hills Charter High School
Obligated Group, Series 2021A:
315 4.000%, 7/01/29, 144A 7/28 at 100.00 BBB- 304,605
465 4.000%, 7/01/38, 144A 7/28 at 100.00 BBB- 398,445
175 California School finance Authority, School Facility Revenue Bonds, ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call BB   175,205
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24, 144A
No Opt. Call BBB   250,675

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
192
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 180 California School Finance Authority, School Facility Revenue Bonds,
Value Schools, Series 2013, 5.900%, 7/01/23
No Opt. Call BB+   $ 181,449
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 N/R   147,658
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
700 5.250%, 12/01/34 12/24 at 100.00 BB- 707,042
2,300 5.500%, 12/01/54 12/24 at 100.00 BB- 2,313,087
1,735 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/26, 144A
6/26 at 100.00 BB-   1,750,841
380 California Statewide Communities Development Authority, Charter
School Revenue Bonds, Green Dot Public Schools, Animo Inglewood
Charter High School Project, Series 2011A, 6.900%, 8/01/31
10/22 at 100.00 BB+   380,847
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development
- Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call B   811,963
625 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call N/R   622,663
2,470 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 4.000%, 6/01/26, 144A
No Opt. Call N/R   2,380,216
445 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call N/R   443,576
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Refunding Series 2015R-1:
1,005 5.000%, 9/02/25 No Opt. Call N/R 1,035,050
1,045 5.000%, 9/02/26 9/25 at 100.00 N/R 1,075,733
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Series 2018A:
3,265 4.000%, 9/02/28 No Opt. Call N/R 3,231,958
2,150 5.000%, 9/02/38 9/28 at 100.00 N/R 2,202,181
3,575 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
4.000%, 9/02/28
No Opt. Call N/R   3,518,586
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
105 5.750%, 7/01/24 (7),(8) 1/22 at 100.00 N/R 105,017
233 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R 232,713
16 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R 16,050
42 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22 (7),(8)
1/22 at 100.00 N/R   41,868
86 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (7),(8)
1/22 at 100.00 N/R   85,654

193
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California, San Francisco City and County Infrastructure
and Revitalization, Financing District Number 1, Treasure
Island, Tax Increment Revenue Bonds, Series 2022A:
$ 360 5.000%, 9/01/27, 144A No Opt. Call N/R $ 365,397
400 5.000%, 9/01/32, 144A No Opt. Call N/R 403,716
385 5.000%, 9/01/37, 144A 9/32 at 100.00 N/R 372,780
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R   1,468,440
500 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
10/22 at 100.00 N/R   500,200
500 Corona-Norco Unified School District Public Financing Authority,
California, Special Tax Revenue Bonds, Refunding Junior Lien Series
2013B, 5.000%, 9/01/35, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (6) 508,135
2,060 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien
Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   1,448,118
17,295 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%,
10/01/46, 144A
10/31 at 100.00 N/R   12,479,380
5,250 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%,
7/01/45, 144A
7/31 at 100.00 N/R   3,435,547
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-
2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   1,489,920
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,633,675
605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien
Series 2021B, 4.000%, 9/01/46, 144A
9/31 at 100.00 N/R   425,968
2,885 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   1,844,323
Fairfield, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area C Villages of
Fairfield, Series 2021A:
545 4.000%, 9/01/36 9/31 at 100.00 N/R 494,620
1,145 4.000%, 9/01/41 9/31 at 100.00 N/R 986,441
540 Fontana, California, Special Tax Bonds, Sierra Hills South Community
Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23
No Opt. Call N/R   541,895
52,060 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   4,571,389
740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35,
(Pre-refunded 6/01/28)
6/28 at 100.00 BB+  (6) 811,144
Hesperia, California, Special Tax Bonds, Community
Facilities District 2005-1 Belgate Development
Restructuring Series 2014:
200 5.000%, 9/01/23 No Opt. Call N/R 202,124
250 5.000%, 9/01/24 No Opt. Call N/R 255,308
320 5.000%, 9/01/25 9/24 at 100.00 N/R 325,974
195 5.000%, 9/01/26 9/24 at 100.00 N/R 198,830

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
194
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,735 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015,
5.000%, 9/15/25
No Opt. Call N/R   $ 1,753,200
Indio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series
2015:
490 5.000%, 9/01/23 No Opt. Call N/R 495,204
625 5.000%, 9/01/24 No Opt. Call N/R 638,156
385 5.000%, 9/01/25 No Opt. Call N/R 396,927
690 5.000%, 9/01/26 9/25 at 100.00 N/R 710,659
720 5.000%, 9/01/27 9/25 at 100.00 N/R 740,275
755 5.000%, 9/01/28 9/25 at 100.00 N/R 775,831
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
A & C, Series 2014C:
500 5.000%, 9/01/23 No Opt. Call N/R 505,310
595 5.000%, 9/01/24 No Opt. Call N/R 607,525
2,315 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R   2,354,193
985 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call N/R   981,158
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 1, Series 2019:
50 3.900%, 9/01/23 No Opt. Call N/R 49,037
70 4.100%, 9/01/24 No Opt. Call N/R 68,265
85 4.200%, 9/01/25 No Opt. Call N/R 82,059
105 4.350%, 9/01/26 No Opt. Call N/R 100,021
125 4.400%, 9/01/27 9/26 at 103.00 N/R 118,512
145 4.500%, 9/01/28 9/26 at 103.00 N/R 136,892
1,120 5.100%, 9/01/33 9/26 at 103.00 N/R 1,032,113
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 2, Series 2019:
35 3.900%, 9/01/23 No Opt. Call N/R 34,281
45 4.100%, 9/01/24 No Opt. Call N/R 43,884
55 4.200%, 9/01/25 No Opt. Call N/R 53,140
65 4.350%, 9/01/26 No Opt. Call N/R 62,181
80 4.400%, 9/01/27 9/26 at 103.00 N/R 75,848
95 4.500%, 9/01/28 9/26 at 103.00 N/R 89,234
695 5.100%, 9/01/33 9/26 at 103.00 N/R 640,463
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 3, Series 2019:
65 3.900%, 9/01/23 No Opt. Call N/R 63,731
85 4.100%, 9/01/24 No Opt. Call N/R 82,908
110 4.200%, 9/01/25 No Opt. Call N/R 105,936
130 4.350%, 9/01/26 No Opt. Call N/R 124,318
155 4.400%, 9/01/27 9/26 at 103.00 N/R 147,019
180 4.500%, 9/01/28 9/26 at 103.00 N/R 169,762
1,390 5.100%, 9/01/33 9/26 at 103.00 N/R 1,281,969

195
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 5, Series 2019:
$ 10 4.150%, 9/01/23 No Opt. Call N/R $ 9,875
20 4.350%, 9/01/24 No Opt. Call N/R 19,502
25 4.450%, 9/01/25 No Opt. Call N/R 24,132
30 4.600%, 9/01/26 No Opt. Call N/R 28,554
35 4.650%, 9/01/27 9/26 at 103.00 N/R 33,152
45 4.750%, 9/01/28 9/26 at 103.00 N/R 42,438
335 5.350%, 9/01/33 9/26 at 103.00 N/R 307,302
1,880 5.850%, 9/01/49 9/26 at 103.00 N/R 1,650,583
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 4, Series 2019:
20 3.900%, 9/01/23 No Opt. Call N/R 19,600
30 4.100%, 9/01/24 No Opt. Call N/R 29,256
40 4.200%, 9/01/25 No Opt. Call N/R 38,522
45 4.350%, 9/01/26 No Opt. Call N/R 42,866
55 4.400%, 9/01/27 9/26 at 103.00 N/R 52,146
65 4.500%, 9/01/28 9/26 at 103.00 N/R 61,365
495 5.100%, 9/01/33 9/26 at 103.00 N/R 456,157
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call A-   109,943
2,125 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 3.396%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (5)
No Opt. Call A-   2,019,664
Los Angeles County Community Facilities District
2021-01, California, Special Tax Bond, Valencia-Facilities
Improvement Area 1, Series 2022:
1,260 5.000%, 9/01/42 9/29 at 103.00 N/R 1,219,907
1,000 5.000%, 9/01/47 9/29 at 103.00 N/R 944,580
445 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%,
9/01/31
10/22 at 100.00 A   446,170
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds,
Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 -
AMBAC Insured
No Opt. Call N/R   1,009,540
37,370 Modesto Irrigation District Financing Authority, California, Domestic
Water Project Revenue Bonds, Index Rate Series 2007, 2.695%,
9/01/37 - NPFG Insured (3-Month LIBOR*0.67% reference rate +
0.630% spread) (5)
10/22 at 100.00 Baa2   34,729,436
Moorpark, California, Special Tax Bonds, Community
Facilities District 2004-1, Refunding Junior Lien Series
2014B:
110 4.750%, 9/01/23 No Opt. Call N/R 110,719
640 5.200%, 9/01/28 9/24 at 100.00 N/R 654,727
1,000 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (6) 1,019,360
Orange County, California, Special Tax Bonds,
Community Facilities District 2015-1 Esencia Village,
Series 2015A:
665 5.000%, 8/15/25 No Opt. Call N/R 684,584
745 5.000%, 8/15/27 8/25 at 100.00 N/R 766,292

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
196
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
$ 100 3.000%, 9/01/31 9/28 at 103.00 N/R $ 85,367
110 4.000%, 9/01/41 9/28 at 103.00 N/R 94,887
5,200 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016, 5.000%, 11/01/36
11/26 at 100.00 Ba1   5,189,236
Perris Joint Powers Authority, California, Local Agency
Revenue Bonds, Community Facilities District 2001-1 May
Farms Improvement Area 6 &7, Refunding Series 2014E:
465 4.000%, 9/01/23 No Opt. Call N/R 464,921
485 4.000%, 9/01/24 No Opt. Call N/R 484,423
505 5.000%, 9/01/25 9/24 at 100.00 N/R 515,827
530 5.000%, 9/01/26 9/24 at 100.00 N/R 540,801
1,685 Perris, California, Special Tax Bonds, Community Facilities District 2001-
2, Refunding Series 2014A, 4.375%, 9/01/24
9/23 at 100.00 N/R   1,689,432
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement
Area C, Series 2016, 5.000%, 9/01/26
No Opt. Call N/R   104,133
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 N/R   602,301
500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 AA   514,345
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 -
AGM Insured
10/24 at 100.00 AA   356,375
1,935 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A-   1,600,864
Riverside County, California, Special Tax Bonds,
Community Facilities District 03-1 Newport Road, Series
2014:
500 4.125%, 9/01/23 No Opt. Call N/R 500,735
500 4.250%, 9/01/24 No Opt. Call N/R 502,045
750 5.000%, 9/01/25 9/24 at 100.00 N/R 765,668
Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake
Improvement Area 1 & 2, Refunding Series 2015:
1,515 5.000%, 9/01/25 No Opt. Call N/R 1,558,571
1,655 5.000%, 9/01/26 9/25 at 100.00 N/R 1,701,340
805 5.000%, 9/01/27 9/25 at 100.00 N/R 827,226
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Creekview Improvement Area 1, Series
2021:
1,000 4.000%, 9/01/36 9/28 at 103.00 N/R 904,740
500 4.000%, 9/01/41 9/28 at 103.00 N/R 430,760
1,000 4.000%, 9/01/46 9/28 at 103.00 N/R 825,600
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Hewlett Parkard Campus Oaks, Series
2016:
715 4.000%, 9/01/26 No Opt. Call N/R 716,523
310 5.000%, 9/01/31 9/26 at 100.00 N/R 319,712
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R   1,031,210

197
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2002-1 Kaiser Commerce
Center, Refunding Series 2014:
$ 400 5.000%, 9/01/23 No Opt. Call N/R $ 404,320
655 5.000%, 9/01/26 9/24 at 100.00 N/R 667,864
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
175 4.000%, 9/01/23 No Opt. Call N/R 174,970
90 5.000%, 9/01/24 No Opt. Call N/R 91,961
465 5.000%, 9/01/25 No Opt. Call N/R 479,406
290 5.000%, 9/01/26 9/25 at 100.00 N/R 298,842
470 5.000%, 9/01/27 9/25 at 100.00 N/R 482,718
475 5.000%, 9/01/29 9/25 at 100.00 N/R 487,702
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds,
Mission Bay South Redevelopment Project, Series 2014A:
360 5.000%, 8/01/23 No Opt. Call A- 365,202
400 5.000%, 8/01/24 No Opt. Call A- 411,208
350 5.000%, 8/01/25 8/24 at 100.00 A- 360,808
1,255 San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2016-1 Treasure Island Improvement
Area 2, Series 2022, 4.000%, 9/01/32, 144A
9/28 at 103.00 N/R   1,178,407
1,255 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 N/R   1,289,726
6,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/36
10/22 at 47.07 N/R   2,841,060
22,605 Southern California Public Power Authority, Natural Gas Project
1 Revenue Bonds, Series 2007A, 3.334%, 11/01/38 (3-Month
LIBOR*0.67% reference rate + 1.470% spread) (5)
No Opt. Call BBB+   18,548,307
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27,
144A
No Opt. Call N/R   107,325
1,310 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding
Series 2021A, 4.000%, 9/01/46
9/28 at 103.00 N/R   1,066,209
1,120 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills, Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 N/R   1,110,413
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2, Improvement Area 2, Series 2021:
375 4.000%, 9/01/36 9/28 at 103.00 N/R 341,749
550 4.000%, 9/01/41 9/28 at 103.00 N/R 476,239
800 4.000%, 9/01/46 9/28 at 103.00 N/R 661,424
Tustin, California, Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
250 5.000%, 9/01/26 9/25 at 100.00 N/R 257,415
225 5.000%, 9/01/28 9/25 at 100.00 N/R 231,145
Vernon, California, Electric System Revenue Bonds, Series
2021A:
1,500 5.000%, 4/01/26 No Opt. Call Baa1 1,535,535
2,000 5.000%, 10/01/26 No Opt. Call Baa1 2,052,960
1,750 5.000%, 4/01/27 No Opt. Call BBB+ 1,801,135
2,700 5.000%, 10/01/27 No Opt. Call Baa1 2,785,941
1,310 5.000%, 4/01/28 No Opt. Call Baa1 1,355,064

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
198
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 320 Vernon, California, Electric System Revenue Bonds, Series 2022A,
5.000%, 8/01/23
No Opt. Call Baa1   $ 322,176
175 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call N/R   178,752
5,580 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.000%, 9/01/25
3/23 at 101.50 N/R   5,696,566
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community
Facilities District 2015-1, Series 2017:
400 5.000%, 9/01/28 9/26 at 100.00 N/R 415,140
350 5.000%, 9/01/30 9/26 at 100.00 N/R 361,211
500,245 Total California 410,049,192
Colorado - 5.9%
1,400 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   1,222,872
6,330 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   5,051,783
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   378,390
2,655 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 4.375%, 12/01/28
12/23 at 103.00 N/R   2,542,003
410 Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call BBB  (6) 428,093
2,605 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   2,255,305
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
1,035 4.000%, 12/01/29 9/24 at 103.00 N/R 952,738
2,850 5.000%, 12/01/48 9/24 at 103.00 N/R 2,417,940
500 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.750%, 12/01/46
10/22 at 103.00 N/R   490,165
500 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R   409,680
Berthoud-Heritage Metropolitan District 10, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2022A:
525 4.250%, 12/01/31 12/26 at 103.00 N/R 456,099
1,565 4.500%, 12/01/41 12/26 at 103.00 N/R 1,251,014
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,083,000
434 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A,
4.000%, 12/01/27
12/22 at 103.00 N/R   413,507
825 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/40, 144A
12/25 at 103.00 N/R   758,357

199
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Broadway Station Metropolitan District 2, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
$ 4,391 5.000%, 12/01/35 6/24 at 103.00 N/R $ 4,081,127
13,625 5.125%, 12/01/48 6/24 at 103.00 N/R 12,031,011
Broadway Station Metropolitan District 3, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
4,913 5.000%, 12/01/39 6/24 at 103.00 N/R 4,347,366
17,050 5.000%, 12/01/49 6/24 at 103.00 N/R 14,184,918
500 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R   426,595
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
12/22 at 103.00 N/R   1,987,881
415 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call Ba1   404,833
11,135 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
12/22 at 103.00 N/R   10,973,208
1,957 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 4.375%, 12/01/32
12/22 at 103.00 N/R   1,786,976
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 4.000%, 12/01/31
12/26 at 103.00 N/R   922,914
275 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/23
No Opt. Call A+   277,247
1,795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
4.625%, 10/01/27
No Opt. Call N/R   1,695,036
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 BB   243,183
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Belle Creek Charter
School, Series 2022A:
845 5.000%, 3/15/32, 144A No Opt. Call Ba2 812,958
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 Ba2 1,788,056
325 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call Ba2   318,627
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/29
1/24 at 100.00 A+   505,595
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy
Project, Series 2014:
150 4.125%, 7/01/24, 144A No Opt. Call BB 148,539
500 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 494,530
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3   613,962

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
200
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
$ 2,005 5.000%, 10/01/29, 144A 10/27 at 100.00 Ba1 $ 2,038,443
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 Ba1 2,126,650
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 3,120,726
290 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 6.375%, 8/01/24
No Opt. Call N/R   289,400
640 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 N/R   598,528
530 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Retirement Communities Inc., Refunding Series 2012B,
4.000%, 12/01/26, (Pre-refunded 12/01/22)
12/22 at 100.00 A-  (6) 530,726
Colorado Health Facilities Authority, Colorado,
Revenue Bonds, Frasier Meadows Project, Refunding &
Improvement Series 2017A:
400 5.000%, 5/15/27 No Opt. Call BB+ 398,348
250 5.250%, 5/15/28 5/27 at 100.00 BB+ 250,490
2,275 5.250%, 5/15/30 5/27 at 100.00 BB+ 2,260,781
550 5.250%, 5/15/32 5/27 at 100.00 BB+ 541,816
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Project, Refunding Bonds Series 2023A.
Forward Delivery:
1,375 4.000%, 5/15/41 , (WI/DD, Settling 2/15/23) 5/28 at 103.00 BBB- 1,074,948
900 4.000%, 5/15/48 , (WI/DD, Settling 2/15/23) 5/28 at 103.00 BBB- 648,018
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
640 5.000%, 12/01/25, 144A No Opt. Call N/R 584,730
750 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 624,472
500 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.625%, 12/01/32
12/23 at 103.00 N/R   480,660
555 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 4.625%, 12/01/31
10/22 at 103.00 N/R   515,051
Colorado Science and Technology Park Metropolitan
District No.1, Special Revenue Improvement Bonds,
Refunding Series 2018:
3,438 4.375%, 12/01/26 12/23 at 103.00 N/R 3,353,803
2,140 5.000%, 12/01/33 12/23 at 103.00 N/R 2,065,657
1,123 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R   1,015,675
594 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 N/R   581,181
1,990 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 4.625%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (6) 2,053,740
5,000 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   4,769,550

201
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,358 Denver Gateway Center Metropolitan District, In the City and County
of Denver, Colorado, General Obligation Limited Tax Bonds, Series
2018A, 5.500%, 12/01/38
12/23 at 103.00 N/R   $ 1,305,771
2,500 Denver Health and Hospital Authority, Colorado, Healthcare Revenue
Bonds, Refunding Series 2017A, 4.000%, 12/01/36, 144A
12/27 at 100.00 BBB   2,189,125
2,500 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2017A, 4.000%, 12/01/35, 144A
12/27 at 100.00 BBB   2,210,950
Denver Urban Renewal Authority, Colorado, Tax
Increment Revenue Bonds, 9th and Colorado Urban
Redevelopment Area, Series 2018A:
1,695 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 1,692,966
510 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 507,221
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
590 3.250%, 12/01/29, 144A 9/24 at 103.00 N/R 504,290
740 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 659,725
850 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.000%, 12/01/24, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R  (6) 852,601
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 N/R   428,445
20,950 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   18,903,604
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 N/R   302,078
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
3,570 5.250%, 12/01/24 No Opt. Call N/R 3,521,662
1,500 5.750%, 12/01/30 12/24 at 100.00 N/R 1,437,705
2,300 6.000%, 12/01/38 12/24 at 100.00 N/R 2,073,082
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
7,900 5.250%, 12/01/32 12/30 at 102.00 N/R 7,616,232
4,020 5.500%, 12/01/42 12/30 at 102.00 N/R 3,804,327
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,626,240
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special
Revenue Bonds, Series 2021:
3,035 4.000%, 12/01/31 12/26 at 103.00 N/R 2,589,887
500 4.500%, 12/01/41 12/26 at 103.00 N/R 392,205
1,170 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.250%, 12/01/32
9/25 at 103.00 N/R   1,093,728
950 Harmony Technology Park Metropolitan District 2, Fort Collins,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax Series 2017, 4.500%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (6) 980,485
1,375 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 4.500%, 12/01/32, (Pre-
refunded 12/01/22)
12/22 at 103.00 N/R  (6) 1,418,780

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
202
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,395 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series 2015,
6.000%, 12/01/28
12/24 at 100.00 N/R   $ 1,397,511
Highlands Metropolitan District 1, Broomfield City and
County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021:
1,300 4.000%, 12/01/31 3/26 at 103.00 N/R 1,106,118
550 5.000%, 12/01/41 3/26 at 103.00 N/R 477,939
5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%,
12/01/47
9/27 at 103.00 N/R   4,871,053
1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 N/R   1,050,245
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 4.625%, 12/01/27
12/23 at 103.00 N/R   481,630
1,500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R   1,339,995
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   462,950
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   1,787,975
825 Legato Community Authority, Commerce City, Colorado, Limited
Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1,
5.000%, 12/01/41
6/26 at 103.00 N/R   704,113
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 N/R   1,008,910
700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   636,629
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.500%, 12/01/41
12/26 at 103.00 N/R   781,640
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R   582,665
1,245 North Park Metropolitan District 1, in the City of Broomfield, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 N/R   1,250,652
North Park Metropolitan District 1, in the City of
Broomfield, Colorado, Special Revenue Bonds, Series
2018A-2:
5,270 5.125%, 12/01/28 12/23 at 103.00 N/R 5,305,309
1,540 5.500%, 12/01/34 12/23 at 103.00 N/R 1,554,106
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,840,380
435 One Horse Business Improvement District, Lakewood, Colorado, Sales
Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
10/22 at 100.00 N/R   435,165
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
3,190 4.000%, 12/01/29 12/24 at 103.00 N/R 2,959,810
4,500 5.000%, 12/01/39 12/24 at 103.00 N/R 4,225,770

203
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45 - NPFG Insured
12/25 at 100.00 Baa2   $ 1,011,970
2,900 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   2,406,072
15,960 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   14,627,819
2,385 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 4.125%,
12/15/27, 144A
12/26 at 100.00 N/R   2,282,994
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 N/R   389,855
440 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call A-   466,950
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   16,185,110
500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   402,990
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
200 4.250%, 12/01/28 12/24 at 100.00 N/R 190,404
335 4.375%, 12/01/30 12/24 at 100.00 N/R 310,267
4,475 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise, Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   3,061,840
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
1,900 4.500%, 12/01/32 3/27 at 103.00 N/R 1,660,372
8,310 5.000%, 12/01/42 3/27 at 103.00 N/R 7,171,031
496 Serenity Ridge Metropolitan District No. 2, In the City of Aurora,
Arapahoe County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding and Improvement Bonds
Series 2018A, 4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 502,433
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
790 3.250%, 12/01/31 9/26 at 103.00 N/R 620,845
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R 726,230
2,755 South Maryland Creek Ranch Metropolitan District, Summit County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 N/R   2,667,997
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
5,555 3.500%, 12/01/26 10/22 at 103.00 N/R 5,106,211
3,435 5.000%, 12/01/30 10/22 at 103.00 N/R 3,327,004
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1   364,488
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%,
12/01/47
12/22 at 103.00 N/R   2,770,170

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
204
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series
2019A:
$ 1,250 4.000%, 12/01/29 12/24 at 103.00 N/R $ 1,149,312
6,000 5.000%, 12/01/38 12/24 at 103.00 N/R 5,498,400
5,095 5.000%, 12/01/49 12/24 at 103.00 N/R 4,477,588
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R   387,095
2,475 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%,
12/01/30
12/22 at 102.00 N/R   2,429,683
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
3,205 5.000%, 12/01/40 12/25 at 103.00 N/R 2,892,288
2,000 5.125%, 12/01/50 12/25 at 103.00 N/R 1,708,140
Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax
Convertible Capital Appreciation Series 22:
1,345 5.250%, 12/01/32 6/30 at 102.00 N/R 1,288,739
5,050 5.500%, 12/01/42 6/30 at 102.00 N/R 4,657,211
1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 N/R   876,129
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42,
144A
3/27 at 103.00 N/R   639,070
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%,
12/01/29
9/24 at 103.00 N/R   454,854
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Enterprise Revenue Bonds, Refunding Series 2018A, 5.250%,
12/01/33
12/28 at 100.00 BBB   1,389,987
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 N/R   569,482
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
7,750 5.000%, 12/01/41 3/26 at 103.00 N/R 6,605,868
13,170 5.000%, 12/01/51 3/26 at 103.00 N/R 10,019,999
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
10,000 5.125%, 12/01/34 12/23 at 103.00 N/R 9,735,900
630 5.375%, 12/01/39 12/23 at 103.00 N/R 611,743
Verve Metropolitan District 1, Jefferson County and
the City and County of Broomfield, Colorado, General
Obligation Bonds, Refunding and Improvement Limited
Tax Series 2021:
530 5.000%, 12/01/36 3/26 at 103.00 N/R 504,126
2,465 5.000%, 12/01/41 3/26 at 103.00 N/R 2,259,838
12,125 5.000%, 12/01/51 3/26 at 103.00 N/R 10,158,931

205
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 485 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 N/R   $ 456,385
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   1,040,869
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   1,333,183
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 N/R 880,073
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 N/R 6,013,120
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 9,179,884
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,387,856
397,765 Total Colorado 353,309,380
Connecticut - 0.6%
8,660 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
10/22 at 100.00 Caa1   8,474,416
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,376,732
13,000 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 11,632,790
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 BB+   501,690
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A
1/23 at 100.00 BB+   710,235
10,000 Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 1.300%, 6/15/24,
(UB) (4)
No Opt. Call 0   10,152,900
Steel Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds,
Steelpointe Harbor Project, Series 2021:
600 4.000%, 4/01/31 4/30 at 100.00 N/R 551,808
910 4.000%, 4/01/36 4/30 at 100.00 N/R 796,987
1,160 4.000%, 4/01/41 4/30 at 100.00 N/R 965,549
37,030 Total Connecticut 35,163,107
Delaware - 0.2%
Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations
Inc. DBA Las Americas ASPIRA Academy Project, Series
2022A:
180 4.000%, 6/01/52 6/32 at 100.00 BB 131,756
185 4.000%, 6/01/57 6/32 at 100.00 BB 131,062
12,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   10,731,840
Delaware Economic Development Authority, Revenue
Bonds, ASPIRA of Delaware Charter Operations, Inc.
Project, Series 2016A:
800 3.250%, 6/01/26 No Opt. Call BB 745,560
1,000 5.000%, 6/01/36 6/26 at 100.00 BB 970,080

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
206
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 945 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A
3/25 at 100.00 N/R   $ 971,460
15,110 Total Delaware 13,681,758
District of Columbia - 0.1%
District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A:
550 4.125%, 7/01/27 7/24 at 103.00 N/R 521,185
270 5.000%, 7/01/32 7/24 at 103.00 N/R 254,262
District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School
Issue, Series 2022:
910 5.000%, 7/01/32 No Opt. Call BBB 924,678
1,500 5.000%, 7/01/42 7/32 at 100.00 BBB 1,420,710
195 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2013A, 5.000%, 7/01/23, (ETM)
No Opt. Call N/R  (6) 197,286
665 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call N/R   642,822
4,090 Total District of Columbia 3,960,943
Florida - 16.8%
190 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 5.500%, 11/01/25
No Opt. Call N/R   192,177
Abbott Square Community Development District,
Zephyrhills, Florida, Special Assessment Revenue Bonds,
2022 Project Series 2022:
200 4.500%, 6/15/27 No Opt. Call N/R 198,070
200 5.000%, 6/15/32 No Opt. Call N/R 195,924
28,635 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.935%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (5)
10/22 at 100.00 A3   27,005,382
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-A Series 2018A:
255 4.000%, 11/01/24 No Opt. Call N/R 252,692
735 4.750%, 11/01/29 11/28 at 100.00 N/R 736,286
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
285 4.375%, 11/01/24, 144A No Opt. Call N/R 284,530
845 4.750%, 11/01/29, 144A No Opt. Call N/R 847,053
430 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 N/R   432,881
620 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.625%, 5/01/28
No Opt. Call N/R   616,850
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 N/R   426,646
135 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call N/R   135,661
390 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call N/R   395,164

207
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021:
$ 120 2.375%, 5/01/26 No Opt. Call N/R $ 107,690
250 3.000%, 5/01/32 No Opt. Call N/R 202,843
740 3.375%, 5/01/41 5/32 at 100.00 N/R 557,849
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call N/R   192,489
Avalon Park West Community Development District,
Pasco County, Florida, Special Assessment Revenue
Bonds, 2022 Project Area, Refunding Series 2022:
200 4.700%, 5/01/32, 144A No Opt. Call N/R 194,152
515 5.500%, 5/01/42, 144A 5/32 at 100.00 N/R 492,438
11,640 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R   10,659,912
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Ave Maria National
Project, Series 2021:
950 2.600%, 5/01/26 No Opt. Call N/R 861,375
1,355 3.200%, 5/01/31 No Opt. Call N/R 1,131,303
1,000 3.750%, 5/01/41 5/31 at 100.00 N/R 788,840
510 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series
2018, 4.900%, 5/01/29
No Opt. Call N/R   513,728
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 4 Project, Series 2020:
710 3.800%, 5/01/32, 144A 5/30 at 100.00 N/R 622,379
165 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 144,253
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 5 Project, Series 2022:
500 3.000%, 5/01/27, 144A No Opt. Call N/R 444,655
915 3.300%, 5/01/32, 144A No Opt. Call N/R 753,475
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 2,049,839
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Phase 3 Master
Improvements Project, Series 2021:
1,005 2.250%, 5/01/26, 144A No Opt. Call N/R 894,108
985 2.750%, 5/01/31, 144A No Opt. Call N/R 795,476
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Refunding Series
2022A:
2,175 2.875%, 5/01/27 No Opt. Call N/R 1,928,855
5,080 3.250%, 5/01/32 No Opt. Call N/R 4,161,790
8,500 4.000%, 5/01/42 5/32 at 100.00 N/R 7,125,380
535 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call N/R   540,703
Aviary at Rutland Ranch Community Development
District, Manatee County, Florida, Special Assessment
Bonds, Area 2 Project, Series 2021:
80 2.450%, 11/01/26 No Opt. Call N/R 70,970
175 3.100%, 11/01/31 No Opt. Call N/R 144,554
500 3.400%, 11/01/41 11/31 at 100.00 N/R 373,895

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
208
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 260 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call N/R   $ 258,739
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
2021 Project Series 2021:
500 2.375%, 5/01/26, 144A No Opt. Call N/R 448,710
1,000 2.875%, 5/01/31, 144A No Opt. Call N/R 816,620
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
2022 Project Series 2022:
1,250 4.125%, 5/01/27 No Opt. Call N/R 1,224,875
2,390 4.250%, 5/01/32 No Opt. Call N/R 2,278,913
4,355 5.000%, 5/01/42 5/32 at 100.00 N/R 4,165,906
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
65 4.000%, 11/01/24, 144A No Opt. Call N/R 64,557
200 4.500%, 11/01/29, 144A No Opt. Call N/R 198,208
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
400 4.000%, 11/01/24, 144A No Opt. Call N/R 397,276
1,165 4.500%, 11/01/29, 144A No Opt. Call N/R 1,153,828
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A,
Series 2020, 3.000%, 5/01/30
No Opt. Call N/R   437,652
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
55 4.000%, 11/01/24, 144A No Opt. Call N/R 54,625
170 4.500%, 11/01/29, 144A No Opt. Call N/R 168,477
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Series 2015:
645 4.750%, 11/01/26 11/25 at 100.00 N/R 650,011
1,125 5.000%, 11/01/31 11/25 at 100.00 N/R 1,128,499
485 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 N/R   486,775
Balm Grove Community Development District, Florida,
Special Assessment Bonds, 2022 Project, Series 2022:
1,150 3.250%, 11/01/27 No Opt. Call N/R 1,029,307
1,295 3.625%, 11/01/32 No Opt. Call N/R 1,090,882
2,675 4.000%, 11/01/42 11/32 at 100.00 N/R 2,236,541
585 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call N/R   585,193
Bannon Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Revenue
Bonds, Series 2021:
200 3.000%, 5/01/31, 144A No Opt. Call N/R 165,650
700 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 533,379
405 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call N/R   373,054

209
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 225 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%,
9/01/26
9/23 at 100.00 BBB   $ 218,560
Bay Laurel Center Community Development District,
Marion County, Florida, Special Assessment Bonds,
Refunding Indigo Series 2016:
45 3.500%, 5/01/23 No Opt. Call N/R 44,615
45 3.750%, 5/01/24 No Opt. Call N/R 44,099
30 3.750%, 5/01/25 No Opt. Call N/R 28,998
Beaumont Community Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series
2019 A-1:
300 4.250%, 11/01/24, 144A No Opt. Call N/R 298,461
600 4.750%, 11/01/29, 144A No Opt. Call N/R 597,480
55 Beaumont Community Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%,
11/01/32, 144A
No Opt. Call N/R   54,344
480 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call BBB   501,749
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 BBB   436,213
Bellalago Educational Facilities Benefit District, Florida,
Capital Improvement Bonds, Refunding Series 2014:
1,125 3.875%, 5/01/24 No Opt. Call A2 1,129,624
1,165 4.000%, 5/01/25 5/24 at 100.00 A2 1,177,920
1,220 4.125%, 5/01/26 5/24 at 100.00 A2 1,233,822
1,070 4.250%, 5/01/27 5/24 at 100.00 A2 1,083,204
545 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call N/R   546,875
Belmont II Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, 2020 Assessment Area, Series 2020:
230 2.500%, 12/15/25 No Opt. Call N/R 211,818
200 3.125%, 12/15/30 No Opt. Call N/R 170,282
Berry Bay Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2021:
405 2.625%, 5/01/26 No Opt. Call N/R 366,213
645 3.125%, 5/01/31 No Opt. Call N/R 536,408
1,955 3.625%, 5/01/41 5/31 at 100.00 N/R 1,496,103
Black Creek Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Project
2020 Series 2022:
250 4.800%, 6/15/27 No Opt. Call N/R 247,705
250 5.125%, 6/15/32 No Opt. Call N/R 243,462
1,010 Blue Lake Community Development District, Lee County, Florida,
Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32
6/29 at 100.00 N/R   942,279
Boggy Branch Community Development District,
Jacksonville, Florida, Special Assessment Revenue
Bonds, Phase 1 Series 2021:
455 3.000%, 5/01/31 No Opt. Call N/R 374,952
1,170 3.500%, 5/01/41 5/31 at 100.00 N/R 884,719
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 N/R   867,317

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
210
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Bridgewater North Community Development District,
Saint Johns County, Florida, Capital Improvement
Revenue Bonds, Series 2022:
$ 400 3.125%, 5/01/27, 144A No Opt. Call N/R $ 359,896
500 3.500%, 5/01/32, 144A No Opt. Call N/R 419,220
1,200 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 1,006,164
Brightwater Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2021:
425 2.375%, 5/01/26 No Opt. Call N/R 380,294
405 2.850%, 5/01/31 No Opt. Call N/R 331,399
1,050 3.150%, 5/01/41 5/31 at 100.00 N/R 757,607
Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022:
325 4.375%, 5/01/27, 144A No Opt. Call N/R 319,975
350 4.750%, 5/01/32, 144A No Opt. Call N/R 341,597
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28,
144A
No Opt. Call N/R   623,631
Buckhead Trails, Community Development District,
Manatee County Florida, Special Assessment Bonds,
Series 2022:
500 4.750%, 5/01/27, 144A No Opt. Call N/R 489,330
420 5.250%, 5/01/32, 144A No Opt. Call N/R 404,380
1,000 5.625%, 5/01/42, 144A 5/37 at 100.00 N/R 942,280
250 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 N/R   250,705
5,000 Canaveral Port Authority, Florida, Port Improvement Revenue Refunding
Bonds, Series 2018B, 5.000%, 6/01/48
6/28 at 100.00 A3   5,051,300
1,230 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24, 144A
No Opt. Call N/R   1,210,578
Capital Projects Finance Authority, Florida, Student
Housing Revenue Bonds, Capital Projects Loan Program,
Refunding Series 2020A-1:
1,500 5.000%, 10/01/33 10/30 at 100.00 Baa3 1,473,870
3,750 5.000%, 10/01/34 10/30 at 100.00 Baa3 3,660,563
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
370 4.000%, 12/15/23, 144A No Opt. Call N/R 368,102
380 4.000%, 12/15/24, 144A No Opt. Call N/R 375,577
300 4.000%, 12/15/25, 144A No Opt. Call N/R 294,339
355 5.000%, 12/15/26, 144A 7/26 at 100.00 N/R 358,255
330 5.000%, 12/15/27, 144A 7/26 at 100.00 N/R 331,667
350 5.000%, 12/15/28, 144A 7/26 at 100.00 N/R 350,567
365 5.000%, 12/15/29, 144A 7/26 at 100.00 N/R 364,098
510 5.000%, 12/15/30, 144A 7/26 at 100.00 N/R 505,568
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A:
220 3.000%, 7/01/31, 144A No Opt. Call Ba2 177,289
165 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 124,481

211
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A-2:
$ 500 2.500%, 7/01/31, 144A No Opt. Call Ba2 $ 386,030
750 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 565,823
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Imagine School at Land O'Lakes Project,
Series 2020A:
425 3.000%, 12/15/29, 144A No Opt. Call Ba1 372,007
645 5.000%, 12/15/39, 144A 12/30 at 100.00 Ba1 599,205
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31,
144A
No Opt. Call N/R   195,215
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41,
144A
6/31 at 100.00 N/R   206,415
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 N/R   2,560,370
735 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Series 2021, 6.500%, 3/04/26 (7)
No Opt. Call N/R   14,700
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
900 5.900%, 8/15/28, 144A No Opt. Call N/R 906,300
515 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 512,363
Capital Trust Agency, Florida, Revenue Bonds,
Educational Growth Fund, LLC, Charter School Portfolio
Projects, Series 2021A-1:
4,540 3.375%, 7/01/31, 144A No Opt. Call N/R 3,834,893
11,685 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 9,899,882
1,615 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call Ba1   1,612,852
Capital Trust Agency, Florida, Revenue Bonds, Provision
CARES Proton Therapy Center, Orlando Project, Series
2018:
5,064 0.000%, 6/01/28, 144A (7) No Opt. Call N/R 1,063,440
10,556 0.000%, 6/01/33, 144A (7) 6/28 at 100.00 N/R 2,216,704
1,450 7.500%, 6/01/48, 144A (7) 6/28 at 100.00 N/R 304,492
1,320 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R   1,273,430
1,795 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 N/R   1,659,011
535 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2   505,120
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2   424,868
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,420 5.000%, 8/01/27, 144A 8/24 at 103.00 N/R 1,248,932
490 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 391,819
670 Carlton Lakes Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 N/R   676,124

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
212
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Celebration Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series
2021:
$ 130 2.250%, 5/01/26 No Opt. Call N/R $ 115,711
240 2.750%, 5/01/31 No Opt. Call N/R 194,006
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
360 4.750%, 5/01/24 No Opt. Call N/R 362,804
2,940 5.000%, 5/01/34 5/24 at 100.00 N/R 2,947,468
2,630 5.125%, 5/01/45 5/24 at 100.00 N/R 2,579,820
1,330 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
5/01/32, 144A
5/27 at 100.00 N/R   1,331,929
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2021:
450 2.375%, 5/01/26 No Opt. Call N/R 402,183
1,100 3.000%, 5/01/31 No Opt. Call N/R 905,487
3,105 3.375%, 5/01/41 5/31 at 100.00 N/R 2,297,172
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2016:
375 4.125%, 12/15/27 12/26 at 100.00 N/R 367,830
500 4.500%, 12/15/32 12/26 at 100.00 N/R 483,065
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2021:
230 2.750%, 5/01/26, 144A No Opt. Call N/R 210,664
250 2.750%, 5/01/29, 144A No Opt. Call N/R 212,210
255 3.000%, 5/01/42, 144A 5/31 at 100.00 N/R 176,371
Chaparral of Palm Bay Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1 Project, Series 2020A-1:
270 3.000%, 5/01/25 No Opt. Call N/R 255,779
625 3.250%, 5/01/31 5/30 at 100.00 N/R 527,456
Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project,
Series 2021:
175 2.500%, 5/01/26, 144A No Opt. Call N/R 157,910
900 3.375%, 5/01/41, 144A 5/31 at 100.00 N/R 676,476
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2019:
1,945 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 N/R 1,891,785
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 N/R 2,331,725
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 4.000%, 6/15/29, 144A
No Opt. Call N/R   289,311
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
835 4.500%, 6/01/23 No Opt. Call BBB- 835,359
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 502,075
1,000 5.625%, 6/01/33 6/23 at 100.00 BBB- 1,005,020
10,000 6.125%, 6/01/43 6/23 at 100.00 BBB- 10,059,400

213
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,710 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A, 0.000%, 5/15/24, 144A (7)
No Opt. Call N/R   $ 3,014,400
665 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call N/R   632,521
275 Concord Station Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Refunding Subordinate
Lien Series 2016A-2, 4.125%, 5/01/26
No Opt. Call N/R   271,442
100 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2 Phase 2, 4.625%, 5/01/28
No Opt. Call N/R   99,293
Copper Creek Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Series
2019:
135 3.875%, 11/01/24, 144A No Opt. Call N/R 131,635
270 4.000%, 11/01/29, 144A No Opt. Call N/R 259,197
Coral Keys Homes Community Development District,
Miami-Dade County, Florida, Special Assessment
Revenue Bonds, Series 2020:
155 2.750%, 5/01/25 No Opt. Call N/R 145,594
165 3.125%, 5/01/30 No Opt. Call N/R 140,930
1,000 Cordoba Ranch Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2021,
3.000%, 5/01/37
5/31 at 100.00 N/R   744,290
1,320 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016, 4.250%,
11/01/27
No Opt. Call N/R   1,289,917
Corkscrew Farms Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2017:
170 3.750%, 11/01/23, 144A No Opt. Call N/R 167,263
705 4.500%, 11/01/28, 144A No Opt. Call N/R 692,120
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2019:
315 3.875%, 11/01/24, 144A No Opt. Call N/R 309,188
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 N/R 1,160,256
525 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call N/R   525,893
Creekview Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds,
Phase 1 Project Series 2022:
735 3.875%, 5/01/27 No Opt. Call N/R 684,087
1,000 4.250%, 5/01/32 No Opt. Call N/R 938,360
2,455 4.625%, 5/01/42 5/32 at 100.00 N/R 2,230,858
Cross Creek North Community Development District,
Clay County, Florida, Special Assessment Bonds, Series
2018:
275 4.375%, 11/01/24, 144A No Opt. Call N/R 274,563
795 4.750%, 11/01/29, 144A No Opt. Call N/R 797,138

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
214
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cross Creek North Community Development District,
Clay County, Florida, Special Assessment Bonds, Series
2022:
$ 500 3.400%, 5/01/27 No Opt. Call N/R $ 460,390
1,000 3.750%, 5/01/32 No Opt. Call N/R 869,050
Crossings at Fleming Island Community Development
District, Florida, Special Assessment Revenue Bonds,
Refunding Senior Lien Series 2014A-1:
800 4.000%, 5/01/24 No Opt. Call BBB 789,272
6,355 4.500%, 5/01/30 5/24 at 100.00 BBB 5,951,775
Crystal Cay Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021:
180 2.250%, 5/01/26 No Opt. Call N/R 159,602
325 2.700%, 5/01/31 No Opt. Call N/R 260,777
855 3.050%, 5/01/41 5/31 at 100.00 N/R 604,716
Currents Community Development District, Collier
County, Florida, Capital Improvement Revenue Bonds,
Series 2020A:
680 3.000%, 5/01/25, 144A No Opt. Call N/R 642,056
1,290 3.500%, 5/01/30, 144A No Opt. Call N/R 1,127,047
360 4.000%, 5/01/40, 144A 5/31 at 100.00 N/R 307,656
2,005 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   1,751,628
Cypress Park Estates Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Project, Series 2020:
235 2.625%, 5/01/25, 144A No Opt. Call N/R 222,479
295 3.250%, 5/01/30, 144A No Opt. Call N/R 261,223
560 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 N/R   478,626
Cypress Preserve Community Development District,
Pasco County, Florida, Special Assessment Bonds,
Assessment Area 2, Series 2019:
955 3.750%, 11/01/31 11/29 at 100.00 N/R 840,324
1,670 4.000%, 11/01/39 11/29 at 100.00 N/R 1,445,552
Downden West Community Development District,
Florida, Revenue Bonds Series 2018:
100 4.350%, 5/01/23, 144A No Opt. Call N/R 99,972
720 4.850%, 5/01/29, 144A No Opt. Call N/R 724,046
1,160 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2, Series 2018, 4.250%,
12/15/28, 144A
No Opt. Call N/R   1,136,174
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%,
5/01/32 - AGM Insured
5/27 at 100.00 AA   2,704,186
DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
2022 Assessment Area Series 2022:
175 4.300%, 5/01/27 No Opt. Call N/R 170,527
175 4.500%, 5/01/32 No Opt. Call N/R 166,682
615 5.125%, 5/01/42 5/32 at 100.00 N/R 571,249

215
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020:
$ 230 3.000%, 5/01/25, 144A No Opt. Call N/R $ 218,141
575 3.625%, 5/01/31, 144A 5/30 at 100.00 N/R 504,166
East 547 Community Development District, Florida,
Special Assessment Bonds, Area 1 Series 2021:
130 2.500%, 5/01/26 No Opt. Call N/R 116,913
245 3.000%, 5/01/31 No Opt. Call N/R 202,502
650 3.300%, 5/01/41 5/31 at 100.00 N/R 480,227
345 East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 1 Series 2018,
4.375%, 11/01/29, 144A
11/28 at 100.00 N/R   339,025
East Homestead Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2019:
110 3.750%, 11/01/24 No Opt. Call N/R 107,157
280 4.125%, 11/01/29 No Opt. Call N/R 270,805
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
180 4.250%, 5/01/24 No Opt. Call N/R 179,424
525 4.600%, 5/01/29 No Opt. Call N/R 523,509
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2021:
390 2.400%, 5/01/26 No Opt. Call N/R 349,343
500 3.000%, 5/01/31 No Opt. Call N/R 411,315
1,270 3.500%, 5/01/41 5/31 at 100.00 N/R 954,049
Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1
Series 2020:
85 2.750%, 5/01/25 No Opt. Call N/R 79,594
110 3.250%, 5/01/30 No Opt. Call N/R 94,208
Edgewater East Community Development District,
Osceola County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2021:
425 2.500%, 5/01/26 No Opt. Call N/R 384,260
800 3.100%, 5/01/31 No Opt. Call N/R 668,872
2,000 3.600%, 5/01/41 5/31 at 100.00 N/R 1,555,900
Entrada Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
270 2.125%, 5/01/26, 144A No Opt. Call N/R 241,023
370 2.625%, 5/01/31, 144A No Opt. Call N/R 298,261
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2018A-1:
240 4.500%, 11/01/23, 144A No Opt. Call N/R 240,216
1,690 5.000%, 11/01/29, 144A No Opt. Call N/R 1,699,295
60 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R   60,111
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2021:
400 3.000%, 5/01/31 No Opt. Call N/R 328,252
800 3.500%, 5/01/41 5/31 at 100.00 N/R 607,400

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
216
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2021A:
$ 320 2.450%, 11/01/26, 144A No Opt. Call N/R $ 282,519
660 3.100%, 11/01/31, 144A No Opt. Call N/R 541,187
1,810 3.400%, 11/01/41, 144A 11/31 at 100.00 N/R 1,343,074
495 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 N/R   492,698
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
215 4.250%, 5/01/24, 144A No Opt. Call N/R 213,871
95 5.500%, 11/01/29, 144A No Opt. Call N/R 95,888
280 5.000%, 5/01/30, 144A 5/29 at 100.00 N/R 276,276
1,000 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%,
11/01/30
11/29 at 100.00 N/R   878,530
280 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%,
11/01/30
11/29 at 100.00 N/R   245,988
680 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call N/R   703,793
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
145 4.125%, 11/01/24, 144A No Opt. Call N/R 143,830
500 4.250%, 11/01/29, 144A No Opt. Call N/R 486,940
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 N/R   299,142
300 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   293,232
245 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 5.000%, 6/15/28, 144A
6/26 at 100.00 N/R   237,775
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools
Project, Series 2022:
930 5.000%, 10/01/32, 144A 10/29 at 100.00 BB+ 925,657
2,105 5.000%, 10/01/42, 144A 10/29 at 100.00 BB+ 1,911,845
1,630 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A, 5.000%, 6/15/31, 144A
6/29 at 102.00 N/R   1,587,164
700 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   703,626
770 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R   748,740
4,040 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.150%, 7/01/27, 144A
No Opt. Call N/R   4,036,283
600 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Taxable Series 2022B,
5.250%, 1/15/28, 144A
No Opt. Call N/R   534,414

217
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,800 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A, 4.000%, 7/15/26, 144A
No Opt. Call N/R   $ 2,679,628
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter
Academy, Series 2021A:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 Ba2 508,581
765 4.000%, 6/30/41, 144A 6/28 at 100.00 Ba2 586,281
930 4.000%, 6/30/46, 144A 6/28 at 100.00 Ba2 673,711
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A:
1,370 5.000%, 7/01/32, 144A No Opt. Call Ba2 1,270,853
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 Ba2 2,767,735
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
430 5.000%, 6/15/24, 144A No Opt. Call N/R 418,411
3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 N/R 3,449,363
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
1,315 5.000%, 6/15/25, 144A No Opt. Call N/R 1,319,090
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 4,988,788
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (6) 517,860
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2014A:
1,750 5.750%, 6/15/29, 144A 6/24 at 100.00 N/R 1,778,070
1,510 6.000%, 6/15/34, 144A 6/24 at 100.00 N/R 1,536,350
470 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 4.000%, 9/15/30, 144A
9/27 at 100.00 N/R   431,347
1,470 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 5.125%, 6/15/26, 144A
No Opt. Call N/R   1,480,731
Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter
School, Series 2022:
455 5.000%, 8/15/32, 144A No Opt. Call N/R 428,892
700 5.250%, 8/15/37, 144A 8/32 at 100.00 N/R 640,409
109,875 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   94,963,864
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
29,720 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/22 at 102.00 N/R 28,278,580
59,095 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/22 at 103.00 N/R 54,086,108
59,845 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/22 at 103.00 N/R 50,986,144
100,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   97,631,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
218
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 500 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29,
144A
6/27 at 100.00 N/R   $ 480,050
Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project,
Refunding Series 2021:
275 5.000%, 6/01/31 6/28 at 103.00 N/R 255,211
225 5.000%, 6/01/35 6/28 at 103.00 N/R 200,810
6,900 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Jacksonville University Project, Series 2018A-1, 4.500%,
6/01/33, 144A
6/28 at 100.00 N/R   6,423,900
695 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 Aaa   677,250
605 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 N/R   599,724
635 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 N/R   649,808
245 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   243,319
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call N/R   523,430
120 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.250%, 5/01/23
No Opt. Call N/R   120,822
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
10/22 at 100.00 N/R   70,016
Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021:
470 2.400%, 5/01/26, 144A No Opt. Call N/R 421,717
665 2.950%, 5/01/31, 144A No Opt. Call N/R 548,499
685 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R   679,410
865 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 N/R   871,842
1,125 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 N/R   1,142,910
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds,
Assessment Area 3, Series 2021:
165 2.625%, 11/01/26, 144A No Opt. Call N/R 147,319
220 3.200%, 11/01/31, 144A No Opt. Call N/R 181,546
560 3.500%, 11/01/41, 144A 11/31 at 100.00 N/R 422,122
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series
2019A:
190 3.750%, 11/01/24 No Opt. Call N/R 184,824
550 4.125%, 11/01/29 No Opt. Call N/R 531,537
615 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call N/R   619,416

219
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 110 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017,
4.000%, 11/01/27
No Opt. Call N/R   $ 107,362
270 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36
5/26 at 100.00 N/R   254,964
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 2 Project, Series 2021:
160 2.375%, 5/01/26 No Opt. Call N/R 143,664
205 3.000%, 5/01/31 No Opt. Call N/R 169,394
520 3.375%, 5/01/41 5/31 at 100.00 N/R 389,750
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2022:
540 4.200%, 5/01/27, 144A No Opt. Call N/R 522,294
535 4.400%, 5/01/32, 144A No Opt. Call N/R 507,276
1,500 4.700%, 5/01/42, 144A 5/32 at 100.00 N/R 1,384,230
2,180 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.000%, 5/01/25
5/24 at 100.00 N/R   2,187,434
Harmony West Community Development District,
Osceloa County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2018:
145 4.125%, 5/01/24, 144A No Opt. Call N/R 144,559
425 4.750%, 5/01/29, 144A No Opt. Call N/R 425,676
485 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 3.500%,
11/01/30
11/29 at 100.00 N/R   432,033
150 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%,
11/01/30
11/29 at 100.00 N/R   135,195
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 N/R   1,696,291
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call N/R   652,930
165 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call N/R   165,241
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.000%, 5/01/27 - AGM Insured
No Opt. Call AA   732,711
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
3, Series 2019A-1:
155 4.125%, 11/01/24, 144A No Opt. Call N/R 154,326
450 4.500%, 11/01/29, 144A No Opt. Call N/R 445,684
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
360 3.500%, 11/01/24 No Opt. Call N/R 352,231
845 4.000%, 11/01/30 11/29 at 100.00 N/R 799,024

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
220
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Assessment Area 7/7A Project, Series
2019:
$ 245 3.875%, 11/01/31 11/29 at 100.00 N/R $ 218,013
40 4.200%, 11/01/39 11/29 at 100.00 N/R 35,523
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020A:
210 3.250%, 5/01/31 5/30 at 100.00 N/R 178,135
420 3.625%, 5/01/40 5/30 at 100.00 N/R 330,225
150 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A,
3.625%, 5/01/40
5/30 at 100.00 N/R   117,937
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Series 2019:
120 4.000%, 11/01/24, 144A No Opt. Call N/R 119,183
540 4.125%, 11/01/29, 144A No Opt. Call N/R 523,071
Highlands Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Assessment Area 4 Project, Series 2018:
80 4.250%, 6/15/24, 144A No Opt. Call N/R 79,723
245 4.750%, 6/15/29, 144A No Opt. Call N/R 245,524
225 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call N/R   219,154
48 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014,
4.750%, 5/01/25
5/24 at 100.00 N/R   48,157
485 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R   483,157
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call N/R   263,420
80 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call N/R   80,047
Kindred Community Development District II, Osceola
County, Florida, Special Assessment Revenue Bonds,
Series 2021:
165 2.200%, 5/01/26 No Opt. Call N/R 147,563
235 2.700%, 5/01/31 No Opt. Call N/R 190,418
300 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call N/R   295,116
455 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R   445,991
Kingman Gate Community Development District,
Homestead, Florida, Special Assessment Bonds, Project
2021 Series 2021:
160 2.500%, 6/15/26 No Opt. Call N/R 144,445
250 3.125%, 6/15/31 No Opt. Call N/R 209,690
750 3.600%, 6/15/41 6/31 at 100.00 N/R 585,517

221
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 725 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%,
5/01/25
No Opt. Call N/R   $ 727,842
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 N/R   2,653,590
Lake County, Florida, Educational Facilities Revenue
Bonds, Imagine South Lake Charter School Project, Series
2019A:
450 5.000%, 1/15/29, 144A No Opt. Call N/R 452,160
550 5.000%, 1/15/39, 144A 7/29 at 100.00 N/R 506,170
Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022:
575 4.500%, 5/01/27 No Opt. Call N/R 555,369
670 5.000%, 5/01/32 No Opt. Call N/R 633,358
1,680 5.500%, 5/01/42 5/37 at 100.00 N/R 1,538,729
25 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds,
Series 2012, 5.250%, 11/01/22
No Opt. Call N/R   25,020
1,280 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call N/R   1,291,610
350 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call N/R   350,791
Lakeside Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
95 4.000%, 5/01/23 No Opt. Call N/R 94,772
550 4.600%, 5/01/28 No Opt. Call N/R 548,740
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series
2019:
50 3.875%, 5/01/24 No Opt. Call N/R 49,084
145 4.250%, 5/01/29 No Opt. Call N/R 141,726
Lakewood Park Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021:
130 2.625%, 5/01/26 No Opt. Call N/R 117,439
120 3.200%, 5/01/31 No Opt. Call N/R 99,709
325 3.625%, 5/01/41 5/31 at 100.00 N/R 248,359
515 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27,
144A
No Opt. Call N/R   510,355
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call N/R   255,546
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North
Project, Series 2015:
245 4.250%, 5/01/25 No Opt. Call N/R 243,941
665 4.875%, 5/01/35 5/25 at 100.00 N/R 653,509
1,055 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%,
5/01/26
No Opt. Call N/R   1,046,180
535 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
4.250%, 5/01/28
No Opt. Call N/R   526,798

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
222
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood
Ranch Project, Series 2021:
$ 185 2.300%, 5/01/26, 144A No Opt. Call N/R $ 168,317
210 2.700%, 5/01/31, 144A No Opt. Call N/R 175,860
560 Landings at Miami Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call N/R   545,395
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
3,625 5.250%, 6/15/27 10/22 at 100.00 BB- 3,625,145
5,000 5.375%, 6/15/37 10/22 at 100.00 BB- 4,892,750
3,450 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project Temps-50,Series 2022B-2, 3.250%, 10/01/26
10/23 at 100.00 BB+   3,295,233
1,710 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project Temps-80,Series 2022B-1, 3.750%, 10/01/27
10/23 at 100.00 BB+   1,617,301
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
325 5.000%, 12/01/27, 144A 12/22 at 105.00 N/R 289,328
210 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 172,000
Leomas Landing Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2021:
115 2.400%, 5/01/26 No Opt. Call N/R 102,964
165 2.950%, 5/01/31 No Opt. Call N/R 135,470
415 3.350%, 5/01/41 5/31 at 100.00 N/R 306,038
LTC Rance Residential Community Development District,
Port Saint Lucie, Florida, Special Assessment Bonds,
Assessment Area 1 Project, Series 2021A:
400 2.500%, 5/01/26 No Opt. Call N/R 361,288
700 3.125%, 5/01/31 No Opt. Call N/R 584,353
2,000 3.450%, 5/01/41 5/31 at 100.00 N/R 1,517,740
4,445 LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021B, 3.250%, 5/01/31
11/22 at 100.00 N/R   3,727,132
Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
125 3.800%, 5/01/24 No Opt. Call N/R 122,608
415 4.000%, 5/01/29 No Opt. Call N/R 400,367
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Series 2019:
680 3.625%, 5/01/24 No Opt. Call N/R 661,504
2,385 3.875%, 5/01/30 No Opt. Call N/R 2,124,439
395 Majorca Isles Community Development District, Miami Gardens, Florida,
Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call N/R   397,496
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 N/R   882,387
655 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 Ba2   586,133

223
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,640 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call N/R   $ 1,604,904
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
600 5.000%, 7/01/25 No Opt. Call BB+ 580,872
1,000 5.000%, 7/01/28 7/27 at 100.00 BB+ 942,660
1,000 5.000%, 7/01/29 7/27 at 100.00 BB+ 930,940
1,315 5.000%, 7/01/30 7/27 at 100.00 BB+ 1,213,666
1,605 5.000%, 7/01/31 7/27 at 100.00 BB+ 1,469,249
695 5.000%, 7/01/32 7/27 at 100.00 BB+ 629,955
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
3,145 4.750%, 11/01/27 No Opt. Call N/R 3,170,537
2,500 5.125%, 11/01/39 11/27 at 100.00 N/R 2,510,300
12,835 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 1.160%, 7/01/33 - AMBAC Insured, (UB) (4)
9/22 at 100.00 0   13,116,087
12,830 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 1.160%, 7/01/34 - AMBAC Insured, (UB) (4)
9/22 at 100.00 0   13,068,895
7,400 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52, 144A
11/36 at 100.00 N/R   7,399,556
13,600 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26, 144A
No Opt. Call N/R   13,599,456
1,000 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Doral Academy, Series 2018, 5.000%, 1/15/32
1/28 at 100.00 BBB-   988,610
260 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call BBB   261,833
400 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call N/R   400,516
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021:
850 5.000%, 10/01/34 10/31 at 100.00 A+ 916,589
1,240 5.000%, 10/01/35 10/31 at 100.00 A+ 1,328,586
1,775 5.000%, 10/01/36 10/31 at 100.00 A+ 1,887,606
Middleton Community Development Authority,
Florida,  Series 2022:
500 5.199%, 5/01/27, 144A , (WI/DD, Settling 10/17/22) No Opt. Call N/R 500,535
1,105 5.449%, 5/01/32, 144A , (WI/DD, Settling 10/17/22) 11/30 at 100.00 N/R 1,107,652
2,620 5.850%, 5/01/37, 144A , (WI/DD, Settling 10/17/22) 11/30 at 100.00 N/R 2,626,576
3,570 6.100%, 5/01/42, 144A , (WI/DD, Settling 10/17/22) 11/30 at 100.00 N/R 3,578,854
Midtown Miami Community Development District,
Florida, Special Assessment Revenue Bonds,
Infrastructure Project, Refunding Series 2014B:
1,695 4.250%, 5/01/24 5/23 at 100.00 N/R 1,693,288
2,625 5.000%, 5/01/29 5/23 at 100.00 N/R 2,631,563

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
224
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Midtown Miami Community Development District,
Florida, Special Assessment Revenue Bonds, Parking
Garage Project, Refunding Series 2014A:
$ 1,135 4.250%, 5/01/24 5/23 at 100.00 N/R $ 1,133,854
4,495 5.000%, 5/01/29 5/23 at 100.00 N/R 4,505,743
3,490 5.000%, 5/01/37 5/23 at 100.00 N/R 3,486,684
785 Mirada Community Development District, Florida, Capital Improvement
Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R   779,089
3,200 Mirada Community Development District, Florida, Capital Improvement
Bonds, Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R   2,630,752
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
10/22 at 100.00 N/R   2,110,127
Mirada II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
675 2.500%, 5/01/26 No Opt. Call N/R 607,466
765 3.125%, 5/01/31 No Opt. Call N/R 633,213
2,745 3.500%, 5/01/41 5/31 at 100.00 N/R 2,070,993
1,765 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 N/R   1,778,414
420 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 N/R   421,714
535 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29,
144A
11/28 at 100.00 N/R   532,806
North AR-1 of Pasco Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2021:
295 2.625%, 5/01/26 No Opt. Call N/R 266,756
430 3.125%, 5/01/31 No Opt. Call N/R 356,767
North AR-1 of Pasco Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2021A:
305 2.625%, 5/01/26, 144A No Opt. Call N/R 274,481
395 3.250%, 5/01/31, 144A No Opt. Call N/R 326,294
1,000 3.550%, 5/01/41, 144A 5/31 at 100.00 N/R 753,590
North Boulevard Community Development District,
Haines, Polk County, Florida, Special Assessment Bonds,
Series 2019:
65 4.250%, 11/01/24 No Opt. Call N/R 64,685
305 4.750%, 11/01/29 No Opt. Call N/R 303,719
North Park Isle Community Development District, Plant
City, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2019:
235 3.625%, 5/01/24 No Opt. Call N/R 231,625
810 4.000%, 5/01/30 5/29 at 100.00 N/R 770,051
North Park Isle Community Development District, Plant
City, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2021:
295 2.450%, 11/01/26 No Opt. Call N/R 260,730
500 3.000%, 11/01/31 No Opt. Call N/R 409,940
1,585 3.375%, 11/01/41 11/31 at 100.00 N/R 1,182,410

225
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2020:
$ 395 2.625%, 5/01/25 No Opt. Call N/R $ 367,863
490 3.125%, 5/01/30 No Opt. Call N/R 414,643
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2022:
280 4.750%, 5/01/27, 144A No Opt. Call N/R 273,803
295 5.250%, 5/01/32, 144A No Opt. Call N/R 282,566
1,850 North Springs Improvement District, Broward County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call N/R   1,803,565
North Springs Improvement District, Broward County,
Florida, Special Assessment Bonds, Parkland Bay Unit
Area, Series 2018:
1,465 4.250%, 5/01/28, 144A No Opt. Call N/R 1,443,523
3,000 4.875%, 5/01/38, 144A 5/28 at 100.00 N/R 2,912,190
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 2C, Series 2014:
1,100 4.500%, 8/01/24 No Opt. Call N/R 1,104,477
1,700 5.000%, 8/01/46 8/24 at 100.00 N/R 1,644,699
1,400 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2017,
5.000%, 8/01/32
8/27 at 100.00 N/R   1,415,428
1,545 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
4.650%, 8/01/25
No Opt. Call N/R   1,553,590
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 53, Series 2018A:
370 4.500%, 8/01/24 No Opt. Call N/R 370,747
1,100 4.875%, 8/01/29 No Opt. Call N/R 1,110,516
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 53, Series 2021:
930 2.300%, 8/01/26 No Opt. Call N/R 830,750
1,310 2.875%, 8/01/31 No Opt. Call N/R 1,071,567
305 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   302,902
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call N/R   246,009
715 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call N/R   715,021
Osceola Village Center Community Development
District, Florida, Special Assessment Bonds, 2021 Project,
Series 2021:
80 2.375%, 5/01/26, 144A No Opt. Call N/R 71,311
175 2.875%, 5/01/31, 144A No Opt. Call N/R 141,755
370 3.300%, 5/01/41, 144A 5/31 at 100.00 N/R 268,387
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 BBB   769,606

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
226
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Toby & Leon Cooperman Sinai
Residences of Boca Raton, Refunding Series 2022:
$ 200 4.000%, 6/01/26 No Opt. Call N/R $ 192,472
1,250 4.000%, 6/01/31 6/27 at 103.00 N/R 1,111,000
1,000 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call Ba1   967,180
950 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call BBB-   931,304
Park East Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021:
295 2.400%, 11/01/26, 144A No Opt. Call N/R 263,559
820 2.875%, 11/01/31, 144A No Opt. Call N/R 675,106
1,615 3.150%, 11/01/41, 144A 11/31 at 100.00 N/R 1,169,163
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series
2020:
205 3.100%, 5/01/25 No Opt. Call N/R 194,309
335 3.375%, 5/01/30 No Opt. Call N/R 290,000
Parkland Preserve Community Development District,
Saint Johns County, Florida, Special Assessment Revenue
Bonds, Series 2019A:
120 4.500%, 5/01/24 No Opt. Call N/R 120,026
815 4.750%, 5/01/30 No Opt. Call N/R 808,154
Parrish Plantation Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2021:
335 3.125%, 5/01/31 No Opt. Call N/R 287,386
1,000 3.500%, 5/01/41 5/31 at 100.00 N/R 775,500
7,795 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
10/22 at 100.00 N/R   7,810,902
Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021:
200 2.375%, 12/15/26, 144A No Opt. Call N/R 176,438
230 3.000%, 12/15/31, 144A No Opt. Call N/R 188,595
1,000 3.250%, 12/15/41, 144A 12/31 at 100.00 N/R 730,750
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
12/22 at 108.00 N/R   5,852,999
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/39
7/29 at 100.00 N/R   213,244
370 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 N/R   372,042
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,050 4.000%, 9/01/36 9/27 at 103.00 N/R 906,539
1,215 4.000%, 9/01/41 9/27 at 103.00 N/R 996,142

227
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Preserve at South Branch Community Development
District, Pasco County, Florida, Special Assessment
Revenue Bonds, Phase 3 Series 2021:
$ 200 2.500%, 5/01/26 No Opt. Call N/R $ 181,386
350 3.000%, 5/01/31 No Opt. Call N/R 291,970
750 3.500%, 5/01/41 5/31 at 100.00 N/R 579,607
380 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   377,389
2,400 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%,
5/01/25
No Opt. Call N/R   2,449,344
Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021:
310 2.400%, 5/01/26 No Opt. Call N/R 282,478
70 2.850%, 5/01/31 No Opt. Call N/R 58,764
195 3.150%, 5/01/41 5/31 at 100.00 N/R 145,409
530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call N/R   526,921
760 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 N/R   750,903
1,030 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28,
144A
11/27 at 100.00 N/R   1,011,357
Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022:
195 3.000%, 5/01/23, 144A No Opt. Call N/R 193,442
225 3.000%, 5/01/24, 144A No Opt. Call N/R 219,335
225 3.000%, 5/01/25, 144A No Opt. Call N/R 215,023
285 3.000%, 5/01/26, 144A No Opt. Call N/R 265,714
290 3.000%, 5/01/27, 144A No Opt. Call N/R 263,221
400 3.000%, 5/01/28, 144A No Opt. Call N/R 352,344
425 3.000%, 5/01/29, 144A No Opt. Call N/R 364,735
455 3.000%, 5/01/30, 144A No Opt. Call N/R 381,172
440 3.000%, 5/01/31, 144A No Opt. Call N/R 361,513
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 N/R 990,560
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5
Project, Series 2019:
135 3.750%, 5/01/24 No Opt. Call N/R 132,320
500 4.000%, 5/01/30 5/29 at 100.00 N/R 474,725
415 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.000%,
5/01/30
5/29 at 100.00 N/R   395,184
Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022:
125 2.600%, 5/01/27 No Opt. Call N/R 110,155
195 3.000%, 5/01/32 No Opt. Call N/R 158,379
495 3.300%, 5/01/42 5/32 at 100.00 N/R 360,563
River Glen Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
2, Series 2021:
405 2.375%, 5/01/26 No Opt. Call N/R 364,046
350 3.000%, 5/01/31 No Opt. Call N/R 290,427
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 750,450

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
228
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1:
$ 1,000 3.000%, 5/01/31 No Opt. Call N/R $ 823,180
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 753,550
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2:
1,000 3.000%, 5/01/31 No Opt. Call N/R 823,960
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 753,550
470 Riverbend West Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39,
144A
11/29 at 100.00 N/R   406,832
560 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.375%, 5/01/28
No Opt. Call N/R   554,114
Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 223,760
300 3.000%, 5/01/31 No Opt. Call N/R 245,955
1,040 3.500%, 5/01/41 5/31 at 100.00 N/R 783,505
Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
210 2.400%, 5/01/26, 144A No Opt. Call N/R 188,318
300 3.000%, 5/01/31, 144A No Opt. Call N/R 247,356
780 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 589,641
770 Rivington Community Development District, Debary, Florida, Special
Assessment Revenue Bonds, 2020 Assessment Area, Series 2020,
3.375%, 5/01/31
5/30 at 100.00 N/R   653,006
350 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call N/R   350,123
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2020A-1:
285 3.875%, 5/01/30 No Opt. Call N/R 252,940
805 4.625%, 5/01/40 5/30 at 100.00 N/R 731,745
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
220 4.500%, 11/01/22 No Opt. Call N/R 220,070
1,885 5.250%, 11/01/28 11/27 at 100.00 N/R 1,913,219
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
195 4.375%, 11/01/23, 144A No Opt. Call N/R 195,031
640 4.875%, 11/01/28, 144A No Opt. Call N/R 644,570
195 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 N/R   201,222
500 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R   490,235
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
4/24 at 100.00 N/R   10,137,522
1,055 San Simeon Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%,
6/15/31, 144A
6/29 at 100.00 N/R   948,034

229
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
$ 595 3.250%, 5/01/26, 144A No Opt. Call N/R $ 555,736
1,165 3.750%, 5/01/31, 144A No Opt. Call N/R 1,030,548
290 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 250,000
Scenic Terrace South Community Development District,
Lake Hamilton, Florida, Special Assessment Revenue
Bonds, Series 2022 Project, Series 2022:
515 3.750%, 5/01/27, 144A No Opt. Call N/R 475,051
875 4.125%, 5/01/32, 144A No Opt. Call N/R 815,693
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy
Pointe At UCF Project, Series 2019A:
5,000 5.000%, 11/15/29 11/26 at 103.00 N/R 4,553,850
2,000 5.250%, 11/15/39 11/26 at 103.00 N/R 1,690,900
5,200 5.500%, 11/15/49 11/26 at 103.00 N/R 4,290,260
Shell Point Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Refunding Series 2019:
170 4.000%, 11/01/24, 144A No Opt. Call N/R 168,373
740 4.500%, 11/01/29, 144A No Opt. Call N/R 730,713
Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Area One, Series 2018:
65 4.000%, 11/01/23, 144A No Opt. Call N/R 64,797
540 4.625%, 11/01/29, 144A No Opt. Call N/R 536,604
Shingle Creek at Branson Community Development
District, Osceola County, Florida, Special Assessment
Revenue Bonds, Series 2021:
405 2.500%, 6/15/26 No Opt. Call N/R 366,707
500 3.100%, 6/15/31 No Opt. Call N/R 420,155
1,000 3.500%, 6/15/41 6/31 at 100.00 N/R 773,750
255 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1,
5.000%, 11/01/28, 144A
No Opt. Call N/R   255,908
75 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27,
144A
No Opt. Call N/R   75,014
300 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 4.375%, 5/01/25
5/24 at 101.00 N/R   299,547
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A:
195 3.625%, 11/01/23 No Opt. Call N/R 192,843
1,125 4.500%, 11/01/28 11/27 at 100.00 N/R 1,116,023
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021:
230 2.500%, 5/01/26 No Opt. Call N/R 206,496
325 3.100%, 5/01/31 No Opt. Call N/R 267,157
1,000 3.400%, 5/01/41 5/31 at 100.00 N/R 736,690
485 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016,
4.750%, 11/01/28
11/27 at 100.00 N/R   485,834

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
230
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
$ 160 4.000%, 5/01/23 No Opt. Call N/R $ 159,775
1,145 4.750%, 5/01/29 No Opt. Call N/R 1,147,725
South Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Area 1 Series 2021:
125 2.375%, 6/15/26 No Opt. Call N/R 112,031
175 2.875%, 6/15/31 No Opt. Call N/R 143,492
500 3.250%, 6/15/41 6/31 at 100.00 N/R 367,995
800 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 N/R   804,912
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
205 4.000%, 5/01/24 No Opt. Call N/R 203,991
595 4.625%, 5/01/29 5/28 at 100.00 N/R 594,477
230 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2,
4.350%, 5/01/26
No Opt. Call N/R   228,802
1,925 Southeast Overtown/Park West Community Redevelopment Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+   1,962,749
Southern Grove Community Development District 5,
Florida, Special Assessment Infrastructure Bonds, Series
2019:
90 2.875%, 5/01/24 No Opt. Call N/R 86,981
295 3.250%, 5/01/29 No Opt. Call N/R 262,468
370 3.600%, 5/01/34 5/29 at 100.00 N/R 311,973
Southern Grove Community Development District 5,
Port Saint Lucie, Florida, Special Assessment Bonds,
Community Infrastructure Series 2021:
370 2.400%, 5/01/26 No Opt. Call N/R 330,333
535 2.800%, 5/01/31 No Opt. Call N/R 432,360
1,220 3.125%, 5/01/41 5/31 at 100.00 N/R 867,603
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2019:
150 3.750%, 5/01/24 No Opt. Call N/R 147,459
430 4.375%, 5/01/29 No Opt. Call N/R 423,791
220 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call N/R   220,634
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
160 3.750%, 11/01/22, 144A No Opt. Call N/R 159,869
1,290 4.500%, 11/01/28, 144A 11/27 at 100.00 N/R 1,280,273
Stellar North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2021
Project, Series 2021:
200 2.450%, 5/01/26, 144A No Opt. Call N/R 178,844
370 3.000%, 5/01/31, 144A No Opt. Call N/R 301,990
1,000 3.200%, 5/01/41, 144A 5/31 at 100.00 N/R 718,200

231
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds, 2021 Project
Series 2021:
$ 325 2.375%, 6/15/26, 144A No Opt. Call N/R $ 290,930
200 3.000%, 6/15/31, 144A No Opt. Call N/R 165,554
Stonewater Community Development District, Cape
Coral, Florida, Special Assessment Revenue Bonds,
Refunding Series 2021:
220 2.250%, 11/01/26, 144A No Opt. Call N/R 193,411
355 3.000%, 11/01/32, 144A No Opt. Call N/R 284,888
750 3.300%, 11/01/41, 144A 11/32 at 100.00 N/R 550,507
280 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.000%, 11/01/27
No Opt. Call N/R   278,776
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
10/22 at 101.00 N/R   510,146
270 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series
2022, 5.500%, 11/01/29, 144A , (WI/DD, Settling 10/18/22)
No Opt. Call N/R   270,383
1,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
2019 Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 N/R   952,990
550 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
Parcel K Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call N/R   532,307
210 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2013, 5.500%, 5/01/24
5/23 at 100.00 N/R   211,695
665 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call N/R   668,857
505 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2019, 3.625%, 12/15/30
12/29 at 100.00 N/R   449,692
625 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2022, 5.200%, 6/15/42, 144A
6/32 at 100.00 N/R   606,950
Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022:
200 2.550%, 6/15/27, 144A No Opt. Call N/R 177,062
375 3.000%, 6/15/32, 144A No Opt. Call N/R 309,544
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 N/R 735,320
Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment
Area Four Project, Series 2021:
90 2.375%, 6/15/26, 144A No Opt. Call N/R 80,545
170 2.875%, 6/15/31, 144A No Opt. Call N/R 139,391
1,035 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2015, 4.500%, 11/01/26
11/25 at 100.00 N/R   1,035,704

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
232
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 1 Project, Series 2018A-1:
$ 125 4.000%, 11/01/23, 144A No Opt. Call N/R $ 124,686
450 5.000%, 11/01/29, 144A 11/28 at 100.00 N/R 452,403
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020:
480 3.300%, 5/01/31 5/30 at 100.00 N/R 404,765
125 3.750%, 5/01/40 5/30 at 100.00 N/R 99,730
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 3, Series 2021:
200 2.500%, 5/01/26, 144A No Opt. Call N/R 179,488
300 3.150%, 5/01/31, 144A No Opt. Call N/R 247,317
720 3.450%, 5/01/41, 144A 5/31 at 100.00 N/R 536,983
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2020:
100 2.500%, 5/01/25 No Opt. Call N/R 93,407
165 3.250%, 5/01/30 No Opt. Call N/R 142,603
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Phase 2 Series 2021:
245 2.200%, 5/01/26, 144A No Opt. Call N/R 218,023
300 2.750%, 5/01/31, 144A No Opt. Call N/R 242,769
725 3.150%, 5/01/41, 144A 5/31 at 100.00 N/R 523,109
Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance
Projects, Series 2014A:
500 5.000%, 7/01/25 1/24 at 100.00 A- 507,060
6,860 5.250%, 7/01/44 1/24 at 100.00 A- 6,870,839
275 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R   272,668
Three Rivers Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019A-1:
560 3.875%, 5/01/24 No Opt. Call N/R 546,745
1,610 4.125%, 5/01/29 No Opt. Call N/R 1,551,573
4,495 4.500%, 5/01/39 5/29 at 100.00 N/R 4,149,784
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
95 4.125%, 11/01/24, 144A No Opt. Call N/R 94,336
400 4.625%, 11/01/29, 144A No Opt. Call N/R 397,720
Timber Creek Southwest Community Development
District, Lee County, Florida, Special Assessment Bonds,
Area 2 Project, Series 2021:
525 2.350%, 12/15/26, 144A No Opt. Call N/R 463,486
800 3.000%, 12/15/31, 144A No Opt. Call N/R 656,480
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call N/R   207,806
1,205 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call N/R   1,216,496

233
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022A:
$ 1,560 3.000%, 5/01/26 - AGM Insured, 144A No Opt. Call AA $ 1,514,744
1,655 3.000%, 5/01/28 - AGM Insured, 144A No Opt. Call AA 1,576,239
1,760 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call AA 1,637,099
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call AA 1,663,077
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022B:
1,750 2.625%, 5/01/27, 144A No Opt. Call N/R 1,537,235
1,545 3.000%, 5/01/32, 144A No Opt. Call N/R 1,252,779
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 N/R 4,447,620
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022C:
2,015 2.800%, 5/01/27, 144A No Opt. Call N/R 1,777,592
1,675 3.200%, 5/01/32, 144A No Opt. Call N/R 1,374,589
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 N/R 6,997,396
645 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call N/R   645,871
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call N/R   659,141
700 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 N/R   719,166
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 N/R   643,228
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
15 4.000%, 5/01/23 No Opt. Call N/R 14,980
150 5.000%, 5/01/28 No Opt. Call N/R 150,535
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
125 4.000%, 5/01/23 No Opt. Call N/R 124,831
720 5.000%, 5/01/28 No Opt. Call N/R 722,585
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3B Project, Series 2019:
65 3.500%, 5/01/24 No Opt. Call N/R 63,924
365 4.000%, 5/01/30 No Opt. Call N/R 345,808
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3C Project, Series 2019:
130 3.625%, 5/01/25 No Opt. Call N/R 126,699
500 4.000%, 5/01/31 5/30 at 100.00 N/R 470,005
120 4.450%, 5/01/39 5/30 at 100.00 N/R 110,123
120 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 N/R   120,874
675 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017,
4.000%, 10/01/27
No Opt. Call N/R   659,219
Tradition Community Development District 9, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2021:
385 2.300%, 5/01/26 No Opt. Call N/R 343,135
115 2.700%, 5/01/31 No Opt. Call N/R 92,558
215 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call N/R   216,217

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
234
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 420 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call N/R   $ 419,483
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
130 3.875%, 5/01/24 No Opt. Call N/R 127,652
500 4.125%, 5/01/29 No Opt. Call N/R 485,500
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Village N&P Project, Series 2021:
600 2.500%, 11/01/26 No Opt. Call N/R 533,982
250 3.000%, 11/01/31 No Opt. Call N/R 204,480
1,000 3.500%, 11/01/41 11/31 at 100.00 N/R 755,520
285 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R   286,804
Trout Creek Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue
Bonds, Series 2018:
145 4.500%, 5/01/23 No Opt. Call N/R 145,068
400 5.000%, 5/01/28 No Opt. Call N/R 401,832
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
105 4.000%, 11/01/24 No Opt. Call N/R 104,193
500 4.500%, 11/01/29 No Opt. Call N/R 494,315
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E
& F, Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 N/R   1,378,069
315 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R   313,961
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project,
Series 2022, 3.625%, 5/01/32
10/22 at 100.00 N/R   3,785,805
295 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call A2   286,888
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1:
555 5.000%, 11/01/23 No Opt. Call N/R 554,628
1,675 5.750%, 11/01/28 No Opt. Call N/R 1,690,310
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2:
275 5.000%, 11/01/23 No Opt. Call N/R 274,816
1,445 6.000%, 11/01/31 No Opt. Call N/R 1,468,481
160 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.200%, 5/01/26
No Opt. Call N/R   158,326
Two Lakes Community Development District, Hialeah,
Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019:
1,510 3.375%, 12/15/30 12/29 at 100.00 N/R 1,322,443
3,000 3.750%, 12/15/39 12/29 at 100.00 N/R 2,471,040

235
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Two Rivers North Community Development District,
Pasco County, Florida, Special Assessment Bonds, 2022
Project, Series 2022:
$ 600 4.625%, 5/01/27, 144A No Opt. Call N/R $ 588,114
600 4.875%, 5/01/32, 144A No Opt. Call N/R 580,056
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R 1,442,302
2,055 Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, Bond Anticipation Note Series
2022, 3.000%, 1/15/23
10/22 at 100.00 N/R   2,039,752
265 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call N/R   265,882
605 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call N/R   606,137
Union Park East Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 2 Series 2019A-1:
195 4.125%, 11/01/24, 144A No Opt. Call N/R 193,579
695 4.500%, 11/01/30, 144A 11/29 at 100.00 N/R 679,515
205 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R   194,633
Union Park East Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 3 Series 2021:
100 2.400%, 5/01/26, 144A No Opt. Call N/R 89,446
130 2.950%, 5/01/31, 144A No Opt. Call N/R 106,319
325 3.350%, 5/01/41, 144A 5/31 at 100.00 N/R 239,025
V-Dana Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 1 - 2020 Project,
Series 2020:
355 3.000%, 5/01/25, 144A No Opt. Call N/R 335,514
760 3.500%, 5/01/31, 144A No Opt. Call N/R 655,287
V-Dana Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021:
485 2.600%, 5/01/26 No Opt. Call N/R 439,696
685 3.125%, 5/01/31 No Opt. Call N/R 571,619
1,500 3.625%, 5/01/41 5/31 at 100.00 N/R 1,167,840
365 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call N/R   379,060
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
160 2.500%, 5/01/26, 144A No Opt. Call N/R 144,515
245 2.500%, 5/01/26, 144A No Opt. Call N/R 221,289
350 3.100%, 5/01/31, 144A No Opt. Call N/R 291,802
205 3.100%, 5/01/31, 144A No Opt. Call N/R 170,913
750 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 574,312
500 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 382,875

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
236
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
$ 140 4.000%, 11/01/24 No Opt. Call N/R $ 138,978
130 4.000%, 11/01/24 No Opt. Call N/R 129,051
390 4.500%, 11/01/29 No Opt. Call N/R 386,045
375 4.500%, 11/01/29 No Opt. Call N/R 371,198
230 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area Three, Four and Five,
Series 2018B, 5.875%, 11/01/32
10/22 at 101.00 N/R   232,470
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%,
11/01/28
11/27 at 100.00 N/R   571,206
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%,
11/01/28
11/27 at 100.00 N/R   449,153
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%,
11/01/28
11/27 at 100.00 N/R   315,498
160 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call N/R   150,522
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod E
Project, Series 2020:
120 2.875%, 5/01/25 No Opt. Call N/R 112,891
285 3.250%, 5/01/31 5/30 at 100.00 N/R 239,870
Verano 3 Community Development District, Florida,
Special Assessment Bonds, Phase 1 Assessment Area,
Series 2021:
325 2.375%, 5/01/26 No Opt. Call N/R 292,000
350 3.000%, 5/01/31 No Opt. Call N/R 288,554
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 749,020
Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,000 1.800%, 5/01/26 No Opt. Call N/R 896,060
1,250 2.550%, 5/01/31 5/29 at 100.00 N/R 1,021,113
1,255 Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2018A-2, 5.500%, 11/01/29, 144A
No Opt. Call N/R   1,265,291
Villages of Glen Creek Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Refunding Series 2022:
150 2.700%, 5/01/27, 144A No Opt. Call N/R 129,171
220 3.150%, 5/01/32, 144A No Opt. Call N/R 176,915
550 3.450%, 5/01/42, 144A 5/32 at 100.00 N/R 402,078
Villages of Glen Creek Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 4, Series 2022:
185 4.625%, 5/01/27, 144A No Opt. Call N/R 181,927
250 4.875%, 5/01/32, 144A No Opt. Call N/R 243,095
750 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R 704,955
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019:
85 3.750%, 5/01/24 No Opt. Call N/R 83,317
225 4.000%, 5/01/29 No Opt. Call N/R 216,869

237
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020:
$ 200 2.625%, 5/01/25 No Opt. Call N/R $ 186,606
240 3.200%, 5/01/30 No Opt. Call N/R 204,662
1,780 Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018,
4.625%, 11/01/29, 144A
11/28 at 100.00 N/R   1,772,577
680 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 N/R   682,536
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
11/01/29
No Opt. Call N/R   363,996
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7
Villages F-1 & F-5, Series 2021:
205 2.500%, 5/01/26 No Opt. Call N/R 185,515
355 3.125%, 5/01/31 No Opt. Call N/R 299,215
810 3.500%, 5/01/41 5/31 at 100.00 N/R 618,184
3,490 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 3, Refunding Series 2017,
4.000%, 5/01/27
No Opt. Call N/R   3,408,648
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4,
Series 2016:
815 4.250%, 11/01/26 No Opt. Call N/R 806,752
210 4.625%, 11/01/31 11/26 at 100.00 N/R 205,859
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7
Master Infrastructure, Series 2019:
265 4.000%, 5/01/24 No Opt. Call N/R 263,736
1,000 4.250%, 5/01/29 No Opt. Call N/R 979,430
135 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019,
4.250%, 5/01/29, 144A
No Opt. Call N/R   132,223
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8
Master Infrastructure, Series 2021:
410 2.500%, 5/01/26 No Opt. Call N/R 371,029
525 3.125%, 5/01/31 No Opt. Call N/R 442,502
1,500 3.500%, 5/01/41 5/31 at 100.00 N/R 1,144,785
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call N/R   763,992
Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2021:
320 2.500%, 5/01/26 No Opt. Call N/R 293,901
500 3.000%, 5/01/31 No Opt. Call N/R 427,785
1,500 3.250%, 5/01/41 5/31 at 100.00 N/R 1,136,100
2,000 Wildblue Community Development District, Florida, Special Assessment
Bonds, Series 2019, 3.750%, 6/15/30, 144A
6/29 at 100.00 N/R   1,814,040
Willow Hammock Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Series 2017:
225 3.500%, 11/01/23, 144A No Opt. Call N/R 221,825
725 4.000%, 11/01/28, 144A 11/27 at 100.00 N/R 702,061

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
238
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call N/R   $ 320,925
Willow Walk Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Area
Project, Series 2019:
110 3.800%, 5/01/24 No Opt. Call N/R 108,228
315 4.000%, 5/01/29 No Opt. Call N/R 304,098
Willows Community Development District, Florida,
Special Assessment Bonds, Series 2019:
220 3.875%, 5/01/24 No Opt. Call N/R 216,361
510 4.370%, 5/01/29 No Opt. Call N/R 502,253
Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 223,082
410 2.950%, 5/01/31 No Opt. Call N/R 333,756
945 3.350%, 5/01/41 5/31 at 100.00 N/R 691,835
250 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 4.375%, 11/01/25
No Opt. Call N/R   249,050
Winding Cypress Community Development District,
Collier County, Florida, Special Assessment Bonds, Series
2019:
55 3.750%, 11/01/24 No Opt. Call N/R 53,594
185 4.250%, 11/01/29 No Opt. Call N/R 180,148
880 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016,
4.125%, 11/01/27
No Opt. Call N/R   863,834
485 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call N/R   482,701
905 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 N/R   909,109
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2021:
190 2.500%, 5/01/26, 144A No Opt. Call N/R 171,612
265 3.000%, 5/01/31, 144A No Opt. Call N/R 219,354
665 3.375%, 5/01/41, 144A 5/34 at 100.00 N/R 497,340
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
175 4.375%, 11/01/24, 144A No Opt. Call N/R 174,583
505 4.750%, 11/01/29, 144A No Opt. Call N/R 505,485
1,119,053 Total Florida 1,012,565,299
Georgia - 1.3%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,455 6.000%, 1/01/23 (7) No Opt. Call N/R 1,301,150
9,250 6.500%, 1/01/29 (7) 1/28 at 100.00 N/R 4,902,500
2,540 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,346,200
1,670 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 885,100

239
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 2,100 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company Vogtle Plant Project, Fifth
Series 1995, 2.200%, 10/01/32
11/26 at 100.00 Baa1   $ 1,880,088
Cobb County Development Authority, Georgia, Student
Housing Revenue Bonds, Kennesaw State University Real
Estate Foundations Projects, Refunding Series 2014C:
1,040 5.000%, 7/15/23 No Opt. Call Baa2 1,048,008
750 5.000%, 7/15/24 No Opt. Call Baa2 760,268
1,000 5.000%, 7/15/26 7/24 at 100.00 Baa2 1,007,710
1,000 5.000%, 7/15/27 7/24 at 100.00 Baa2 1,005,670
1,000 5.000%, 7/15/29 7/24 at 100.00 Baa2 1,003,470
315 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 N/R   316,109
180 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 5.250%, 4/01/23, (ETM)
No Opt. Call N/R  (6) 181,760
Fulton County Residential Care Facilities Elderly
Authority, Georgia, Revenue Bonds, Canterbury Court
Project, Series 2021A:
8,000 4.000%, 4/01/41, 144A 4/28 at 103.00 N/R 5,817,440
3,500 4.000%, 4/01/51, 144A 4/28 at 103.00 N/R 2,295,545
2,500 4.000%, 4/01/56, 144A 4/28 at 103.00 N/R 1,577,925
3,000 Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project,
Refunding Series 2016, 5.000%, 7/01/31
7/23 at 103.00 BBB-   2,995,560
470 Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military Academy,
Refunding Series 2017, 5.000%, 3/01/27
No Opt. Call BB   427,691
1,668 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2   1,695,872
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
12/23 at 102.00 Baa3   878,720
390 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%,
6/15/27, 144A
No Opt. Call N/R   383,413
41,850 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   39,395,079
2,590 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series
2009-1, 1.000%, 7/01/49, (Mandatory Put 8/21/26)
No Opt. Call BBB+   2,225,380
1,200 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2021A, 4.000%, 1/01/46 - AGM Insured
1/30 at 100.00 BBB+   1,065,264
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 BBB+   468,144
Municipal Electric Authority of Georgia, Plant Vogtle
Units 3 & 4 Project P Bonds, Series 2021A:
160 4.000%, 1/01/46 1/30 at 100.00 Baa2 130,712
425 4.000%, 1/01/51 1/30 at 100.00 Baa2 342,354
90,563 Total Georgia 75,337,132
Guam - 0.1%
1,000 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1   925,060

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
240
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
Guam Power Authority, Revenue Bonds, Refunding Series
2022A:
$ 3,125 5.000%, 10/01/41 10/32 at 100.00 Baa2 $ 3,128,688
2,500 5.000%, 10/01/42 10/32 at 100.00 Baa2 2,493,925
1,750 5.000%, 10/01/43 10/32 at 100.00 BBB 1,738,240
8,375 Total Guam 8,285,913
Hawaii - 0.4%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
605 5.750%, 7/01/23, 144A No Opt. Call BB 608,164
1,575 6.250%, 7/01/27, 144A 7/23 at 100.00 BB 1,582,954
19,350 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R   18,862,960
2,800 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call Baa1   2,696,540
24,330 Total Hawaii 23,750,618
Idaho - 0.5%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health
Project, Series 2014, 4.375%, 7/01/34
7/24 at 100.00 A   808,830
Idaho Health Facilities Authority, Revenue Bonds,
Madison Memorial Hospital Project, Refunding Series
2016:
1,985 5.000%, 9/01/25 No Opt. Call BB+ 2,019,698
2,085 5.000%, 9/01/26 No Opt. Call BB+ 2,130,912
1,000 5.000%, 9/01/37 9/26 at 100.00 BB+ 1,001,340
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Gem Prep Meridian South
Charter School Project, Series 2021:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 N/R 562,233
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 N/R 1,908,309
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29, 144A
7/25 at 104.00 N/R   13,055,110
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 N/R   418,365
15,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   11,094,617
38,690 Total Idaho 32,999,414
Illinois - 6.5%
990 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A,
5.000%, 12/30/27
No Opt. Call N/R   951,974
450 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call N/R   444,537
1,550 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
10/22 at 100.00 N/R   1,522,534

241
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Belleville, Illinois, Tax Increment Revenue Bonds, Frank
Scott Parkway Redevelopment Project, Series 2007A:
$ 430 5.000%, 5/01/26 10/22 at 100.00 N/R $ 421,189
1,250 5.700%, 5/01/36 10/22 at 100.00 N/R 1,179,450
Berwyn, Cook County, Illinois, Tax Increment Revenue
Bonds, South Berwyn Corridor Project, Series 2020:
1,610 4.000%, 12/01/28, 144A No Opt. Call N/R 1,442,093
2,000 4.500%, 12/01/33, 144A 12/28 at 100.00 N/R 1,739,160
3,034 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
10/22 at 100.00 N/R   2,925,986
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.000%, 3/01/33
3/28 at 100.00 N/R   1,535,739
1,785 CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class
A Certificates, 4.000%, 6/15/23, (Mandatory Put 12/15/22), 144A
No Opt. Call N/R   1,781,216
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
24,265 5.750%, 4/01/33 4/27 at 100.00 A- 25,506,155
20,835 5.750%, 4/01/34 4/27 at 100.00 A- 21,848,831
2,985 5.750%, 4/01/35 4/27 at 100.00 A- 3,125,325
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
300 5.000%, 4/01/33 4/27 at 100.00 A- 305,181
1,370 5.000%, 4/01/34 4/27 at 100.00 A- 1,390,345
2,000 5.000%, 4/01/35 4/27 at 100.00 A- 2,026,440
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018:
1,240 5.000%, 4/01/33 4/28 at 100.00 A- 1,262,469
1,535 5.000%, 4/01/34 4/28 at 100.00 A- 1,558,424
1,610 5.000%, 4/01/35 4/28 at 100.00 A- 1,631,461
1,270 5.000%, 4/01/36 4/28 at 100.00 A- 1,285,151
4,170 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB   4,199,107
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 Ba3   9,325,400
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB   11,117,000
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570 5.000%, 12/01/30 12/27 at 100.00 BB 21,822,585
11,810 5.000%, 12/01/34 12/27 at 100.00 BB 11,779,530
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB   2,412,720
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855 5.000%, 12/01/23 No Opt. Call BB 8,952,228
5,000 5.000%, 12/01/24 No Opt. Call BB 5,089,400
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900 5.000%, 12/01/24 No Opt. Call BB 1,933,972
5,000 5.000%, 12/01/25 No Opt. Call BB 5,111,800
4,000 5.000%, 12/01/26 No Opt. Call BB 4,095,760

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
242
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB   $ 2,340,175
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
5,750 4.000%, 12/01/27 No Opt. Call BB 5,561,055
2,020 5.000%, 12/01/29 No Opt. Call BB 2,049,654
3,990 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB   3,983,895
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 BB   21,666,200
3,780 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 -
FGIC Insured
No Opt. Call BB   3,280,662
1,000 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Park Series 2016A, 5.000%, 1/01/40
1/26 at 100.00 AA-   1,008,630
4,425 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2021, 5.000%, 6/01/28
No Opt. Call BBB   4,680,854
6,240 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   6,364,613
1,519 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R   1,523,056
1,066 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopment Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
10/22 at 100.00 N/R   994,918
2,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/34 - FGIC Insured
No Opt. Call BBB-   1,137,400
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
1,000 5.250%, 1/01/23 No Opt. Call Ba1 1,002,990
2,650 5.000%, 1/01/25 No Opt. Call Ba1 2,697,594
795 5.000%, 1/01/26 1/25 at 100.00 Ba1 803,673
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
215 5.000%, 1/01/27 1/24 at 100.00 Ba1 215,752
5,200 5.250%, 1/01/30 1/24 at 100.00 Ba1 5,209,464
5,100 5.250%, 1/01/32 1/24 at 100.00 Ba1 5,094,645
1,810 5.250%, 1/01/33 1/24 at 100.00 Ba1 1,802,760
715 5.000%, 1/01/35 1/24 at 100.00 Ba1 700,207
12,860 5.000%, 1/01/36 1/24 at 100.00 Ba1 12,566,792
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
20,500 5.625%, 1/01/31 1/27 at 100.00 BBB- 20,828,820
2,890 5.750%, 1/01/34 1/27 at 100.00 BBB- 2,938,552
220 6.000%, 1/01/38 1/27 at 100.00 BBB- 227,612
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/34
1/25 at 100.00 Ba1   1,004,080

243
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
$ 3,530 5.000%, 1/01/24 No Opt. Call BBB- $ 3,568,300
1,065 5.000%, 1/01/25 No Opt. Call BBB- 1,084,127
2,560 5.000%, 1/01/26 No Opt. Call BBB- 2,612,378
1,065 5.000%, 1/01/28 1/26 at 100.00 BBB- 1,067,801
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call BBB-   254,875
Chicago, Illinois, General Obligation Bonds, Series
2015A:
30 5.000%, 1/01/24 No Opt. Call BBB- 30,325
6,565 5.000%, 1/01/26 1/25 at 100.00 BBB- 6,636,624
5,000 5.250%, 1/01/27 1/25 at 100.00 BBB- 5,057,900
1,535 5.500%, 1/01/35 1/25 at 100.00 BBB- 1,541,263
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 BBB-   5,052,100
1,500 Chicago, Illinois, General Obligation Bonds, Series 2021A, 5.000%,
1/01/32
1/31 at 100.00 BBB+   1,498,440
1,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/26
12/23 at 100.00 BBB   1,010,120
2,386 Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service
Area 15, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 AA   2,424,916
2,668 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note,
Prairie Business Park-Industrial Property, Series 2018A, 5.000%,
11/15/34
10/22 at 100.00 N/R   2,410,033
1,390 Governors State University Board of Trustees, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%,
7/01/28 - BAM Insured
7/27 at 100.00 AA   1,474,512
Hillside, Cook County, Illinois, Tax Increment Revenue
Bonds, Refunding Series 2018:
650 5.000%, 1/01/24 No Opt. Call N/R 650,949
2,690 5.000%, 1/01/30 1/27 at 100.00 N/R 2,625,817
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
1,740 4.000%, 7/01/31, 144A No Opt. Call N/R 1,438,876
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 N/R 3,512,749
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
665 5.250%, 12/01/25, 144A No Opt. Call N/R 675,474
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 1,855,964
1,620 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
9/23 at 100.00 BBB   1,645,645
Illinois Finance Authority, Education Revenue Bonds,
Noble Network of Charter Schools, Series 2015:
680 5.000%, 9/01/25 No Opt. Call BBB 688,949
1,000 5.000%, 9/01/32 9/24 at 100.00 BBB 1,010,820
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
5,575 5.000%, 5/15/33 5/24 at 103.00 N/R 4,577,465
2,750 5.500%, 5/15/54 5/24 at 103.00 N/R 1,964,710

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
244
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Advocate
Health Care Network, Refunding Series 2015:
$ 120 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 N/R (6) $ 122,018
115 4.125%, 5/01/45 5/25 at 100.00 N/R 116,933
615 4.125%, 5/01/45 5/25 at 100.00 AA 549,121
800 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A, 5.000%, 9/01/23, (ETM)
No Opt. Call AA+  (6) 813,088
55 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 5.000%, 10/01/22
No Opt. Call BBB-   55,000
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   5,184,064
2,700 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   2,589,084
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
165 5.000%, 8/15/24 No Opt. Call A3 168,756
375 5.000%, 8/15/25 No Opt. Call A3 387,686
Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing
Foundation - Chicago LLC University of Illinois at Chicago
Project, Series 2017A:
500 5.000%, 2/15/30 8/27 at 100.00 BB 484,405
500 5.000%, 2/15/31 8/27 at 100.00 BB 482,085
500 5.000%, 2/15/32 8/27 at 100.00 BB 476,930
1,000 5.000%, 2/15/37 8/27 at 100.00 BB 922,670
Illinois Sports Facility Authority, State Tax Supported
Bonds, Refunding Series 2021:
1,000 5.000%, 6/15/30 No Opt. Call BB+ 994,880
575 5.000%, 6/15/31 No Opt. Call BB+ 567,640
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB-   92,248
1,000 Illinois State, General Obligation Bonds, March Series 2021A, 4.000%,
3/01/40
3/31 at 100.00 BBB-   842,350
1,925 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/33
5/24 at 100.00 BBB-   1,927,791
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/30
No Opt. Call BBB-   2,112,520
10,000 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/24
No Opt. Call BBB-   10,167,200
3,835 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/26
No Opt. Call BBB-   3,901,652
2,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 BBB+   1,663,500
335 Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%,
8/01/23
No Opt. Call BBB-   338,370
Illinois State, General Obligation Bonds, Series 2013:
1,480 5.250%, 7/01/29 7/23 at 100.00 BBB- 1,489,102
1,050 5.250%, 7/01/31 7/23 at 100.00 BBB- 1,054,505
200 5.500%, 7/01/33 7/23 at 100.00 BBB- 200,968
740 Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38 4/23 at 100.00 BBB-   727,316
1,040 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds,
District 1860 Development Project, Series 2021A, 4.820%, 1/01/41,
144A
11/26 at 100.00 N/R   849,982

245
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
$ 300 5.000%, 12/15/31 12/27 at 100.00 BB+ $ 303,177
745 5.000%, 12/15/33 12/27 at 100.00 BB+ 746,527
500 5.000%, 12/15/34 12/27 at 100.00 BB+ 499,720
2,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BB+   2,410,125
1,971 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA   2,008,548
Morton Grove, Illinois, Tax Increment Revenue Bonds,
Sawmill Station Redevelopment Project, Senior Lien
Series 2019:
500 4.250%, 1/01/29 1/26 at 100.00 N/R 458,990
1,000 5.000%, 1/01/39 1/26 at 100.00 N/R 879,080
525 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A
10/22 at 100.00 N/R   495,923
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,100 4.000%, 10/01/36 - BAM Insured 4/31 at 100.00 Ba2 1,007,072
1,100 4.000%, 10/01/37 - BAM Insured 4/31 at 100.00 Ba2 999,075
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 Ba2 379,874
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 Ba2 709,320
800 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 Ba2 704,072
2,370 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   2,340,873
520 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Series 2015, 5.000%, 10/01/24
No Opt. Call BBB   528,798
South Barrington, Cook County, Illinois, Special Tax
Bonds, Special Service Area 3, Refunding Series 2019A:
320 4.000%, 12/01/25 No Opt. Call N/R 310,707
330 4.000%, 12/01/26 No Opt. Call N/R 316,279
345 4.000%, 12/01/27 No Opt. Call N/R 326,622
355 4.000%, 12/01/28 No Opt. Call N/R 331,382
370 4.000%, 12/01/29 12/28 at 100.00 N/R 342,287
385 4.000%, 12/01/30 12/28 at 100.00 N/R 350,415
400 4.000%, 12/01/31 12/28 at 100.00 N/R 359,140
420 4.000%, 12/01/32 12/28 at 100.00 N/R 373,468
435 4.000%, 12/01/33 12/28 at 100.00 N/R 380,460
450 4.000%, 12/01/34 12/28 at 100.00 N/R 387,495
3,725 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
10/22 at 100.00 B-   3,655,566
2,410 Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty
Lake Project, Refunding Series 2015, 5.000%, 3/01/33 - BAM Insured
3/25 at 100.00 AA   2,461,188
2,020 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%,
3/01/34
3/25 at 100.00 N/R   1,790,568
995 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 5 Wooded Shores, Refunding Series 2015,
4.250%, 3/01/29
3/25 at 100.00 N/R   924,464
460 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 7 Deep Spring Woods, Refunding Series 2015,
4.250%, 3/01/29
3/25 at 100.00 N/R   427,391

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
246
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 897 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)
10/22 at 100.00 N/R   $ 896,615
395,906 Total Illinois 393,165,432
Indiana - 0.5%
1,155 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 N/R   995,252
185 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
1/23 at 105.00 N/R   157,827
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R   1,656,919
2,120 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27
No Opt. Call BB   2,133,208
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A:
165 5.000%, 12/01/30, 144A 12/27 at 103.00 N/R 152,158
255 5.000%, 12/01/40, 144A 12/27 at 103.00 N/R 209,131
655 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R   660,305
3,415 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/37
9/32 at 100.00 BBB-   3,245,274
1,955 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B-   1,893,515
Indiana Finance Authority, Health Facilities Revenue
Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330 5.500%, 4/01/33 4/26 at 100.00 Baa3 2,390,324
1,275 5.500%, 4/01/34 4/26 at 100.00 Baa3 1,305,498
2,500 5.000%, 4/01/37 4/26 at 100.00 Baa3 2,503,125
Indiana Finance Authority, Hospital Revenue Bonds,
Major Hospital Project, Series 2014A:
250 5.000%, 10/01/22, (ETM) No Opt. Call N/R (6) 250,000
325 5.000%, 10/01/23, (ETM) No Opt. Call N/R (6) 330,619
550 5.000%, 10/01/24, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 559,510
1,400 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 1,424,206
350 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 N/R   331,656
3,250 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (7),(8)
No Opt. Call N/R   1,049,197
215 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
1/23 at 105.00 N/R   183,064
Valparaiso, Indiana, Exempt Facilities Revenue Bonds,
Pratt Paper LLC Project, Series 2013:
565 5.875%, 1/01/24, (AMT) No Opt. Call N/R 573,707
6,300 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 6,478,290
3,255 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 3.500%, 7/15/26
1/23 at 100.00 N/R   3,005,960
34,300 Total Indiana 31,488,745

247
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.5%
$ 900 Cedar Rapids, Iowa, Hospital Revenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 4.186%, 8/15/32 - AMBAC Insured
No Opt. Call A-   $ 895,500
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
7,840 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 BBB- 7,127,501
5,895 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB- 5,338,217
14,355 5.000%, 12/01/50 12/29 at 103.00 BBB- 12,501,626
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
170 3.950%, 8/01/23 No Opt. Call N/R 167,482
750 4.450%, 8/01/28 8/23 at 102.00 N/R 688,643
500 5.000%, 8/01/33 8/23 at 102.00 N/R 446,960
18,340 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   1,640,330
2,455 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB   2,174,737
51,205 Total Iowa 30,980,996
Kansas - 0.8%
300 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 Ba1   282,357
Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A:
750 5.250%, 11/15/33 11/23 at 103.75 N/R 635,775
1,790 5.500%, 11/15/38 11/23 at 103.75 N/R 1,471,290
Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills Retirement, Series 2021A:
1,000 4.000%, 6/01/36 6/28 at 103.00 BB+ 830,890
1,000 4.000%, 6/01/46 6/28 at 103.00 BB+ 738,750
Overland Park, Kansas, Sales Tax Revenue Bonds,
Prairiefire Community Improvement District No. 1 Project,
Series 2012B:
1,100 0.000%, 12/15/29 (7) 12/22 at 100.00 N/R 577,500
1,750 0.000%, 12/15/34 (7) 12/22 at 100.00 N/R 918,750
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,485 4.375%, 12/15/23 12/22 at 100.00 N/R 6,259,631
5,500 5.250%, 12/15/29 12/22 at 100.00 N/R 3,126,970
2,145 6.000%, 12/15/32 12/22 at 100.00 N/R 932,410
Prairie Village, Kansas, Special Obligation Tax Increment
Revenue Bonds, Meadowbrook TIF Project, Refunding
Series 2021:
920 2.875%, 4/01/30 4/28 at 100.00 N/R 745,062
1,000 3.125%, 4/01/36 4/28 at 100.00 N/R 732,590
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 N/R   1,426,143
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 N/R   727,608
800 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds, Legends
Apartments Garage & West Lawn Project, Series 2018, 4.500%,
6/01/40
12/26 at 100.00 N/R   700,832

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
248
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 8,600 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R   $ 7,972,630
23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   21,704,902
60,190 Total Kansas 49,784,090
Kentucky - 0.5%
1,470 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call BB+   1,496,431
7,250 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.450%, 1/01/42, (AMT)
1/32 at 100.00 N/R   6,576,765
Henderson, Kentucky, Facilities Revenue Bonds, Pratt
Paper LLC Project, Series 2022B:
11,680 3.700%, 1/01/32, (AMT) No Opt. Call N/R 10,878,401
9,540 4.450%, 1/01/42, (AMT) 1/32 at 100.00 N/R 8,654,116
840 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.000%, 11/15/25
No Opt. Call N/R   815,018
3,560 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/33
7/25 at 100.00 Baa2   3,563,275
34,340 Total Kentucky 31,984,006
Louisiana - 1.3%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002, 6.800%, 2/01/27
10/22 at 100.00 B1   2,260,530
3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/39
12/29 at 100.00 BB   2,964,053
Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy
Project, Series 2018A:
1,910 4.800%, 6/15/29, 144A 6/28 at 100.00 N/R 1,883,012
500 5.500%, 6/15/38, 144A 6/28 at 100.00 N/R 487,645
Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment Revenue Bonds,
Series 2022:
250 3.375%, 6/01/27, 144A No Opt. Call N/R 225,425
250 3.750%, 6/01/32, 144A No Opt. Call N/R 213,130
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2021:
505 2.375%, 6/01/26 No Opt. Call N/R 459,106
695 2.875%, 6/01/31 No Opt. Call N/R 579,574
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2022:
300 4.450%, 6/01/27 No Opt. Call N/R 295,644
250 5.000%, 6/01/32 No Opt. Call N/R 245,665
750 5.375%, 6/01/42 6/32 at 100.00 N/R 729,105
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R   1,118,345

249
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   $ 3,740,650
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 N/R   2,147,730
430 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 N/R   416,713
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   3,666,520
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 N/R   960,230
9,425 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   9,509,259
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, BBR Schools - Materra Campus Project, Series
2021A:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 N/R 542,088
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 N/R 1,076,436
810 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R   766,835
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A, 6.000%, 6/01/37, 144A
6/31 at 100.00 N/R   469,805
725 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 N/R   694,050
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2021A:
300 5.000%, 6/01/31, 144A No Opt. Call N/R 283,623
805 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 670,903
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2022A:
435 6.125%, 6/01/37, 144A 6/31 at 100.00 N/R 411,828
185 6.375%, 6/01/52, 144A 6/31 at 100.00 N/R 172,344
2,750 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 5.000%, 4/01/45
4/30 at 100.00 A2   2,777,060
735 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 N/R   700,528
Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017:
500 5.000%, 7/01/27 (7) No Opt. Call D 450,000
1,745 5.000%, 7/01/28 (7) 7/27 at 100.00 D 1,570,500
1,680 5.000%, 7/01/29 (7) 7/27 at 100.00 D 1,512,000
1,695 5.000%, 7/01/30 (7) 7/27 at 100.00 D 1,525,500
1,000 5.000%, 7/01/32 (7) 7/27 at 100.00 D 900,000
750 5.000%, 7/01/33 (7) 7/27 at 100.00 D 675,000
1,500 5.000%, 7/01/37 (7) 7/27 at 100.00 D 1,350,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
430 5.000%, 5/15/25 No Opt. Call A3 443,386
400 5.000%, 5/15/26 5/25 at 100.00 A3 412,076
475 5.000%, 5/15/27 5/25 at 100.00 A3 487,017

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
250
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation
Project, Series 2013A:
$ 420 6.625%, 12/15/23 No Opt. Call N/R $ 423,251
770 8.375%, 12/15/43 12/23 at 100.00 N/R 779,101
4,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (7)
No Opt. Call N/R   40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call A-   1,012,242
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Refunding Series 2014:
500 5.000%, 6/01/24 No Opt. Call BBB+ 512,400
500 5.000%, 6/01/25 6/24 at 100.00 BBB+ 513,950
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 BBB+   861,503
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   4,253,021
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   3,638,379
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   4,477,183
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   2,915,291
4,280 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   4,393,805
3,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   2,802,270
530 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call N/R   530,657
84,190 Total Louisiana 76,906,408
Maine - 0.4%
2,465 Maine Educational Loan Authority, Student Loan Revenue Bonds,
Supplemental Education Loan Program, Class A Series 2012A-1,
5.050%, 12/01/27, (AMT)
12/22 at 100.00 A2   2,468,845
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/01/25), 144A
No Opt. Call B   6,787,964
13,130 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (7),(8)
12/26 at 100.00 N/R   89,284
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center
Obligated Group Issue, Series 2013:
1,000 5.000%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 1,013,190
500 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 506,595
11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
10/22 at 100.00 B1   11,101,714
34,945 Total Maine 21,967,592

251
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.2%
$ 305 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call N/R   $ 302,911
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
2,360 5.000%, 9/01/30 9/27 at 100.00 CCC 2,253,942
2,210 5.000%, 9/01/31 9/27 at 100.00 CCC 2,090,748
1,000 5.000%, 9/01/32 9/27 at 100.00 CCC 937,420
1,500 5.000%, 9/01/33 9/27 at 100.00 CCC 1,393,065
1,000 5.000%, 9/01/35 9/27 at 100.00 CCC 906,630
500 5.000%, 9/01/36 9/27 at 100.00 CCC 448,660
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,306,590
10,260 5.000%, 9/01/42 9/27 at 100.00 CCC 8,686,629
12,590 5.000%, 9/01/46 9/27 at 100.00 CCC 10,643,712
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
375 5.000%, 6/15/23 No Opt. Call BBB+ 379,440
260 5.000%, 6/15/24 No Opt. Call BBB+ 265,941
275 5.000%, 6/15/25 6/24 at 100.00 BBB+ 280,910
385 5.000%, 6/15/26 6/24 at 100.00 BBB+ 392,719
345 5.000%, 6/15/27 6/24 at 100.00 BBB+ 351,890
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call N/R   534,682
Baltimore, Maryland, Special Obligation Bonds, Harbor
Point Project, Refunding Series 2016:
1,440 4.250%, 6/01/26 No Opt. Call N/R 1,423,930
2,100 4.750%, 6/01/31 6/26 at 100.00 N/R 2,064,762
875 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42, 144A
6/31 at 100.00 N/R   819,210
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 N/R   555,367
2,200 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/27
7/25 at 100.00 N/R   2,162,534
8,085 Maryland Economic Development Corporation (Purple Line Light Rail
Project), Private Activity Revenue Bonds, Series 2022B (Green Bonds),
5.250%, 6/30/47, (AMT)
6/32 at 100.00 Baa3   8,104,323
5,910 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
10/22 at 100.00 BB-   5,923,888
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
3,360 2.500%, 12/01/22 (7) No Opt. Call N/R 2,016,000
6,895 2.500%, 12/01/31 (7) 10/22 at 100.00 N/R 4,137,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (7)
10/22 at 100.00 N/R   600,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
270 5.000%, 7/01/27 No Opt. Call BB+ 265,952
190 5.000%, 7/01/29 7/27 at 100.00 BB+ 184,587
325 5.000%, 7/01/30 7/27 at 100.00 BB+ 313,648
375 5.000%, 7/01/31 7/27 at 100.00 BB+ 359,580
530 5.000%, 7/01/37 10/22 at 100.00 BB+ 481,468

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
252
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,640 Maryland Economic Development Corporation, Special Obligation
Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%,
7/01/27
1/27 at 100.00 N/R   $ 2,515,973
2,500 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/40
9/30 at 100.00 N/R   2,108,500
3,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31
7/27 at 100.00 Baa3   3,581,095
4,310 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 A   2,936,231
400 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R   398,300
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A,
5.500%, 5/01/42, 144A
5/30 at 100.00 N/R   696,517
945 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%,
7/01/30, 144A
1/26 at 100.00 N/R   928,198
600 Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 N/R   594,996
85,195 Total Maryland 74,347,948
Massachusetts - 0.2%
Lowell, Massachusetts, Collegiate Charter School
Revenue Bonds, Series 2019:
435 4.000%, 6/15/24 No Opt. Call N/R 429,297
490 5.000%, 6/15/29 6/26 at 100.00 N/R 486,937
530 5.000%, 6/15/39 6/26 at 100.00 N/R 494,114
2,000 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B-   1,515,580
545 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/25
No Opt. Call A+   551,524
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2014F:
325 5.000%, 7/15/23 No Opt. Call BB+ 327,210
315 5.000%, 7/15/24 7/23 at 100.00 BB+ 317,523
4,600 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/26, (AMT)
1/25 at 100.00 A   4,692,414
470 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2007A, 2.434%, 5/01/37 - NPFG Insured (3-Month
LIBOR*0.67% reference rate + 0.570% spread) (5)
10/22 at 100.00 AA   442,952
9,710 Total Massachusetts 9,257,551
Michigan - 1.4%
Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019:
150 3.500%, 11/01/24 No Opt. Call BB 145,613
410 3.875%, 11/01/29 11/27 at 102.00 BB 372,132
85 5.000%, 11/01/34 11/27 at 102.00 BB 79,641
285 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
10/22 at 100.00 B   259,239

253
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding
Series 2016:
$ 1,915 5.000%, 2/15/30 2/27 at 100.00 Ba1 $ 1,942,921
2,010 5.000%, 2/15/31 2/27 at 100.00 Ba1 2,032,271
3,305 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31
7/28 at 103.00 BB-   2,962,205
50,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien
Floating Libor Notes Series 2006D, 3.108%, 7/01/32 - AGM Insured
(3-Month LIBOR*0.67% reference rate + 0.600% spread) (5)
1/23 at 100.00 A1   48,734,000
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
10/22 at 100.00 A2   5,007
10,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
10/22 at 100.00 N/R   7,233,500
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
4.000%, 5/01/31
No Opt. Call N/R   1,092,662
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 4.000%, 2/01/29
2/27 at 102.00 BB+   657,321
1,125 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call BB   967,849
625 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 N/R   473,331
1,335 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   1,056,319
7,895 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB   7,946,396
108,530 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   8,327,507
1,080 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2019A-1, 3.350%, 10/01/49
10/28 at 100.00 AA   816,491
665 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
10/22 at 100.00 BB   621,376
1,115 Universal Academy, Michigan, Public School Academy Bonds,
Refunding Series 2021, 4.000%, 12/01/40
12/28 at 103.00 BBB-   941,439
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 N/R   489,607
193,070 Total Michigan 87,156,827

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
254
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 1.2%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 320 3.500%, 8/01/26 No Opt. Call BB+ $ 300,064
400 3.500%, 8/01/27 8/26 at 100.00 BB+ 368,552
270 4.000%, 8/01/28 8/26 at 100.00 BB+ 251,176
415 4.000%, 8/01/29 8/26 at 100.00 BB+ 380,389
260 4.000%, 8/01/30 8/26 at 100.00 BB+ 235,144
300 4.000%, 8/01/31 8/26 at 100.00 BB+ 267,684
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call N/R   412,289
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series
2015A:
480 4.750%, 7/01/25 No Opt. Call N/R 462,883
630 5.250%, 7/01/30 7/25 at 100.00 N/R 584,785
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
375 4.000%, 7/01/28 7/24 at 102.00 N/R 352,707
540 5.000%, 7/01/31 7/24 at 102.00 N/R 530,215
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415 3.875%, 7/01/29 7/27 at 102.00 N/R 1,269,807
1,680 5.000%, 7/01/34 7/27 at 102.00 N/R 1,541,030
2,135 5.000%, 7/01/39 7/27 at 102.00 N/R 1,866,204
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call B   950,770
70 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call BB+   69,231
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Saint Luke's
Hospital of Duluth Obligated Group, Series 2022A,
Forward Delivery:
500 5.000%, 6/15/29 No Opt. Call BBB- 506,980
500 5.000%, 6/15/30 No Opt. Call BBB- 506,575
500 5.000%, 6/15/31 No Opt. Call BBB- 504,950
500 5.000%, 6/15/32 No Opt. Call BBB- 503,080
625 5.000%, 6/15/33 6/32 at 100.00 BBB- 625,856
600 4.000%, 6/15/34 6/32 at 100.00 BBB- 534,066
260 4.000%, 6/15/35 6/32 at 100.00 BBB- 228,459
450 4.000%, 6/15/36 6/32 at 100.00 BBB- 390,695
425 4.000%, 6/15/37 6/32 at 100.00 BBB- 363,962
300 4.000%, 6/15/39 6/32 at 100.00 BBB- 250,215
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
500 4.000%, 7/01/23 No Opt. Call BB 498,130
420 4.000%, 7/01/24 No Opt. Call BB 414,834
500 5.000%, 7/01/29 7/24 at 100.00 BB 496,855
Independence, Minnesota, Charter School Lease
Revenue Bonds, Paladin Career & Technical High School
Project, Series 2021A:
225 3.250%, 6/01/31 6/29 at 102.00 N/R 183,008
170 4.000%, 6/01/41 6/29 at 102.00 N/R 126,120
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R   1,410,066

255
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
10/22 at 100.00 B1   $ 552,574
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/22 at 100.00 N/R   1,824,841
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
500 4.250%, 7/01/39 7/25 at 102.00 N/R 409,710
500 5.000%, 7/01/39 7/25 at 102.00 N/R 456,465
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 N/R   788,001
260 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call N/R   256,568
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 4.000%,
12/01/31, 144A
12/27 at 100.00 N/R   511,337
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hennepin Schools Project, Series 2021A:
1,685 4.000%, 7/01/31 No Opt. Call BB- 1,556,249
4,350 4.000%, 7/01/41 7/31 at 100.00 BB- 3,415,751
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2022A:
890 5.000%, 7/01/32 No Opt. Call N/R 843,836
550 5.375%, 7/01/42 7/32 at 100.00 N/R 499,845
445 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call N/R   438,792
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call N/R   584,216
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
400 3.750%, 12/01/22, 144A No Opt. Call N/R 399,536
1,840 4.250%, 12/01/27, 144A No Opt. Call N/R 1,776,998
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Venture Academy Project, Series 2022A:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 N/R 598,338
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 N/R 2,055,847
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 N/R 3,343,118
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 N/R 2,531,803
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 5.000%, 7/01/23
No Opt. Call BB+   130,281
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Village at St. Anthony Falls Project, Refunding Series
2015:
335 4.000%, 3/01/24 3/23 at 100.00 N/R 332,926
325 4.000%, 3/01/27 3/23 at 100.00 N/R 317,746
Otsego, Minnesota, Charter School Lease Revenue
Bonds, Kaleidoscope Charter School Project, Series
2014A:
370 4.150%, 9/01/24 No Opt. Call BB- 362,485
1,100 5.000%, 9/01/34 9/24 at 100.00 BB- 1,017,874
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/22 at 100.00 N/R   2,207,241

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
256
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,090 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call N/R   $ 1,011,487
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Athlos Academy, Series 2022A:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 N/R 5,386,792
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 N/R 9,230,675
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 N/R 1,730,980
800 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call N/R   714,536
3,910 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2016A, 5.000%, 7/01/28, 144A
7/26 at 100.00 N/R   3,823,902
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series
2017A, 4.750%, 7/01/29, 144A
7/27 at 100.00 N/R   195,364
Saint Paul Housing and Redevelopment Authority,
Minnesota, Lease Revenue Bonds, Hope Community
Academy Project, Series 2015A:
740 4.000%, 12/01/24 No Opt. Call BB 709,971
700 4.500%, 12/01/29 12/24 at 100.00 BB 625,625
3,875 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
10/22 at 100.00 BBB-   3,601,076
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
1,175 4.000%, 10/01/26 No Opt. Call N/R 1,135,003
1,115 4.750%, 10/01/31 10/26 at 100.00 N/R 1,061,614
120 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series 2016,
3.750%, 6/01/26
6/24 at 100.00 N/R   112,400
Woodbury Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Saint Therese of Woodbury,
Series 2014:
200 4.000%, 12/01/23 No Opt. Call N/R 196,620
400 4.000%, 12/01/24 No Opt. Call N/R 387,524
82,930 Total Minnesota 74,522,728
Mississippi - 0.3%
1,560 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.000%, 10/15/30, 144A
10/26 at 100.00 N/R   1,318,169
2,700 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding
Subordinate Series 2019B, 4.000%, 10/15/49, (Mandatory Put
4/15/29), 144A
10/26 at 100.00 N/R   2,219,994
6,520 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44
6/26 at 100.00 Baa1   3,965,268
10,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+   9,861,500
20,780 Total Mississippi 17,364,931

257
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 0.8%
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
$ 1,515 5.000%, 8/01/24 No Opt. Call Ba1 $ 1,534,907
1,910 5.000%, 8/01/27 8/26 at 100.00 Ba1 1,937,561
1,000 4.000%, 8/01/38 8/26 at 100.00 Ba1 812,590
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
650 4.000%, 11/01/26 11/25 at 100.00 N/R 614,581
1,125 4.000%, 11/01/27 11/25 at 100.00 N/R 1,044,979
1,475 3.900%, 11/01/29 11/25 at 100.00 N/R 1,305,523
615 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1   638,315
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
875 5.000%, 3/01/27 No Opt. Call Ba1 896,962
1,400 5.000%, 3/01/28 3/27 at 100.00 Ba1 1,429,372
700 5.000%, 3/01/30 3/27 at 100.00 Ba1 710,815
200 5.000%, 3/01/31 3/27 at 100.00 Ba1 202,218
3,525 5.000%, 3/01/36 3/27 at 100.00 Ba1 3,527,045
965 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R   804,009
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   921,140
Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen
Heights Project, Refunding Series 2017A:
1,000 5.000%, 5/15/25 No Opt. Call BB 980,780
1,075 5.000%, 5/15/26 No Opt. Call BB 1,044,868
1,080 5.000%, 5/15/27 No Opt. Call BB 1,038,215
1,150 5.250%, 5/15/28 5/27 at 100.00 BB 1,105,610
2,645 5.250%, 5/15/31 5/27 at 100.00 BB 2,467,335
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention
Center Hotel Project - TIF Financing, Series 2018B:
1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 N/R 1,185,080
2,750 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 2,058,678
1,800 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 1,230,480
1,860 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.000%, 11/01/27, 144A
No Opt. Call N/R   1,735,789
940 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25,
144A
No Opt. Call N/R   913,934
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
1,475 3.000%, 10/01/26 No Opt. Call N/R 1,354,861
2,515 4.000%, 10/01/31 No Opt. Call N/R 2,250,171
2,135 4.000%, 10/01/34 10/31 at 100.00 N/R 1,814,750

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
258
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Plaza at Noah's Ark Community Improvement District,
Saint Charles, Missouri, Tax Increment and Improvement
District Revenue Bonds, Series 2021:
$ 150 3.000%, 5/01/30 5/29 at 100.00 N/R $ 130,699
500 3.125%, 5/01/35 5/29 at 100.00 N/R 401,040
610 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R   603,266
1,605 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A,
5.000%, 8/15/25
No Opt. Call N/R   1,600,666
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
895 5.000%, 11/15/27 11/25 at 100.00 N/R 896,575
990 5.000%, 11/15/29 11/25 at 100.00 N/R 991,000
1,095 5.000%, 11/15/31 11/25 at 100.00 N/R 1,088,167
655 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call N/R   657,188
2,360 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42, 144A
6/31 at 100.00 N/R   2,099,645
1,500 Saint Louis Land Clearance for Redevelopment Authority, Missouri,
Annual Appropriation Revenue Bonds, Contractual Payments of St.
Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A   1,574,520
555 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1   575,629
2,025 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R   1,761,588
500 The Industrial Development Authority of the County of St. Louis,
Missouri, Transportation Development Refunding Revenue Bonds,
Series 2019B, 4.375%, 3/01/33, 144A
3/27 at 100.00 N/R   438,805
400 Town and Country Crossing Transportation Development District,
Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R   343,472
52,755 Total Missouri 48,722,828
Montana - 0.0%
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
1,000 5.000%, 5/15/27 5/25 at 102.00 N/R 988,600
1,180 5.250%, 5/15/30 5/25 at 102.00 N/R 1,157,462
435 5.250%, 5/15/32 5/25 at 102.00 N/R 420,323
2,615 Total Montana 2,566,385
Nebraska - 0.8%
50,000 Central Plains Energy Project, Nebraska, Gas Project 2 Revenue Bonds,
Variable Rate Demand Obligation Series 2022-2, 0.000%, 5/01/53,
(Mandatory Put 10/01/29) (SOFR*0.67% reference rate + 2.180%
spread), (UB) (5)
7/29 at 100.00 A2   48,469,500
2,425 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   2,353,657
52,425 Total Nebraska 50,823,157

259
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 0.8%
$ 510 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call N/R   $ 510,413
1,140 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 N/R   1,148,539
1,102 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   815,343
3,030 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   2,654,250
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,699,520
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,376 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 11,620,312
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,580,980
850 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2015, 4.000%, 12/15/25, 144A
No Opt. Call BB   827,313
1,695 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 4.500%, 12/15/29, 144A
12/25 at 100.00 BB   1,647,167
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,565 4.000%, 9/01/32 9/26 at 100.00 N/R 1,440,223
675 4.000%, 9/01/35 9/26 at 100.00 N/R 600,601
780 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 N/R   764,306
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014:
485 5.000%, 6/01/23 No Opt. Call N/R 488,531
450 5.000%, 6/01/24 No Opt. Call N/R 456,984
735 5.000%, 6/01/25 6/24 at 100.00 N/R 745,569
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
465 5.000%, 12/01/26 12/25 at 100.00 N/R 471,789
1,450 5.000%, 12/01/28 12/25 at 100.00 N/R 1,461,295
325 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 N/R   282,214
335 Nevada State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/27, 144A
7/25 at 100.00 BB+   333,288
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 64 Valley Vista, Series 2019:
660 4.250%, 6/01/34 12/28 at 100.00 N/R 613,417
800 4.500%, 6/01/39 12/28 at 100.00 N/R 735,920

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
260
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
$ 1,685 4.000%, 12/01/27, 144A No Opt. Call N/R $ 1,661,595
840 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 840,185
3,795 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%,
6/01/27
10/22 at 100.00 BB-   3,752,876
1,350 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C, 5.400%, 6/01/27
10/22 at 100.00 N/R   1,277,006
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 A2   413,964
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
200 2.500%, 6/15/24, 144A No Opt. Call Ba2 192,456
4,735 2.750%, 6/15/28, 144A No Opt. Call Ba2 4,156,241
2,500 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/40
7/30 at 100.00 N/R   2,409,450
48,868 Total Nevada 46,601,747
New Hampshire - 0.5%
4,770 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   3,638,270
6,725 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   5,221,963
25,125 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
10/22 at 100.00 N/R   23,884,076
36,620 Total New Hampshire 32,744,309
New Jersey - 1.8%
6,035 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A   6,108,748
1,995 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call Ba1  (6) 2,017,464
New Jersey Building Authority, State Building Revenue
Bonds, Refunding Series 2016A:
445 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 N/R (6) 455,502
1,070 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 BBB (6) 1,095,252
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%,
8/01/24, 144A
No Opt. Call N/R   99,442
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 BBB-   904,374
210 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27, 144A
No Opt. Call BB   204,903

261
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Fixed
Rate Revenue Bonds, Lions Gate Project, Series 2014:
$ 520 4.375%, 1/01/24 No Opt. Call N/R $ 514,191
2,000 5.000%, 1/01/34 1/24 at 100.00 N/R 1,839,500
860 New Jersey Economic Development Authority, Lease Revenue Bonds,
Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26
6/25 at 100.00 BBB   862,546
New Jersey Economic Development Authority, Lease
Revenue Bonds, State House Project, Series 2017B:
6,680 4.000%, 6/15/29 12/28 at 100.00 BBB 6,523,087
2,780 5.000%, 6/15/35 12/28 at 100.00 BBB 2,809,885
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+   888,203
650 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University Student
Housing Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call B   639,229
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Tender Option Bond Trust
Series 2018-XG0168:
1,000 6.523%, 9/01/27, 144A, (IF) (4) 3/23 at 100.00 N/R 1,002,380
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013-I:
19,735 1.600%, 9/01/27, (UB) (SIFMA reference rate + 1.550% spread) (4) 3/23 at 100.00 0 19,746,644
3,000 4.050%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5) 3/23 at 100.00 BBB 3,001,950
2,200 4.050%, 3/01/28, (UB) (SIFMA reference rate + 1.600% spread) (4),(5) 3/23 at 100.00 BBB 2,201,430
5,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/25
3/23 at 100.00 BBB   5,020,050
250 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 5.315%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 N/R   251,045
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call BB-   100,046
4,740 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
10/22 at 100.00 B   4,745,167
16,575 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
10/22 at 101.00 B+   16,422,510
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,314,967
1,950 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 1,949,980
1,680 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/27, (AMT)
No Opt. Call Baa3   1,726,989
3,150 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   3,170,853

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
262
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,075 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/34
7/26 at 100.00 BBB-   $ 953,794
2,355 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   2,334,088
1,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30
6/26 at 100.00 Baa1   1,031,820
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 BBB   1,346,820
11,855 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index
Series 2017D-1, 2.900%, 1/01/24 (1-Month LIBOR reference rate +
0.700% spread) (5)
No Opt. Call A2   11,940,000
1,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Refunding Series 2016S, 5.000%, 1/01/34
1/26 at 100.00 BB+   1,006,630
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa1 865,113
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 Baa1 1,236,116
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 1,259,988
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,000,830
111,025 Total New Jersey 110,591,536
New Mexico - 0.1%
150 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call N/R   145,161
2,160 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R   1,980,504
105 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call N/R   105,045
180 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call N/R   178,704
500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   455,755
3,095 Total New Mexico 2,865,169
New York - 3.9%
Brooklyn Arena Local Development Corporation, New
York, Payment in Lieu of Taxes Revenue Bonds, Barclays
Center Project, Refunding Series 2016A:
2,750 5.000%, 7/15/26 No Opt. Call Ba1 2,799,995
3,500 5.000%, 7/15/42 1/27 at 100.00 Ba1 3,347,190
540 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/28
7/25 at 100.00 BBB   506,660
1,000 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 BBB   1,001,980
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 BB+   210,013

263
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York,
Series 2014:
$ 845 5.000%, 11/01/22 No Opt. Call BB $ 845,101
700 5.250%, 11/01/34 11/24 at 100.00 BB 675,101
1,100 Build New York City Resource Corporation, New York, Revenue Bonds,
South Bronx Charter School for International Cultures and the Arts
Project, Series 2013A, 5.000%, 4/15/43, 144A
4/23 at 100.00 BB+   1,008,733
2,555 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   2,580,090
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,986,621
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   2,061,300
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 362,940
450 5.000%, 6/01/36, 144A 6/29 at 100.00 N/R 428,553
1,205 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 2.500%, 6/15/31, 144A
No Opt. Call N/R   986,317
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Pace University, Series 2013A:
715 5.000%, 5/01/23 No Opt. Call BBB- 718,174
15 5.000%, 5/01/23, (ETM) No Opt. Call N/R (6) 15,166
85 5.000%, 5/01/24, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 85,890
65 5.000%, 5/01/26, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 65,681
20 5.000%, 5/01/27, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 20,209
3,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 5.000%, 8/01/30
8/28 at 100.00 BBB-   2,958,000
6,470 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.000%,
12/01/26, 144A
No Opt. Call BB-   6,383,690
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R   3,491,606
1,395 Green Island Power Authority, New York, Power System Revenue Bonds,
Subordinate Series 2000, 6.000%, 12/15/25, (AMT)
12/22 at 100.00 Ba1   1,394,819
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 N/R   1,015,500
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 N/R   1,044,150
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call N/R   770,280
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
580 4.050%, 2/01/31 2/30 at 100.00 A2 498,446
1,080 4.450%, 2/01/41 2/30 at 100.00 A2 835,132

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
264
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,005 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   $ 3,868,264
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 N/R   900,000
4,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2017A-1,
5.250%, 11/15/57
5/27 at 100.00 BBB+   3,937,120
7,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2,
5.000%, 11/15/45
11/28 at 100.00 A-   6,702,220
11,715 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 BBB+   11,552,513
4,240 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 BBB+   4,199,593
3,105 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-1, 5.000%, 11/15/33
5/25 at 100.00 BBB+   3,104,907
5,005 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2002G-1,
2.467%, 11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)
No Opt. Call BBB+   4,807,653
12,890 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1,
2.367%, 11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)
1/24 at 100.00 BBB+   12,487,832
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Academy of Health Sciences
Charter School Project, Social Impact Series 2022:
500 5.000%, 7/01/32, 144A No Opt. Call N/R 482,755
1,390 5.625%, 7/01/42, 144A 7/32 at 100.00 N/R 1,316,941
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 A-   406,952
3,182 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
10/22 at 100.00 CCC+   3,080,034
New Rochelle Corporation, New York, Local
Development Revenue Bonds, Iona College Project,
Series 2015A:
210 5.000%, 7/01/27 7/25 at 100.00 BBB 214,559
375 5.000%, 7/01/28 7/25 at 100.00 BBB 382,935
6,360 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 0.000%, 10/01/27 (7)
10/22 at 100.00 N/R   5,088,000
2,900 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
10/22 at 100.00 B-   2,883,905
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project,
Class 2 Series 2014:
2,915 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 2,843,029
9,150 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 8,916,949
5,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
2.750%, 11/15/41
11/31 at 100.00 A-   3,509,150

265
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 675 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   $ 558,049
2,350 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa3   2,281,403
4,465 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   4,467,724
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2021:
4,035 2.250%, 8/01/26, (AMT) No Opt. Call B 3,723,619
1,000 3.000%, 8/01/31, (AMT) No Opt. Call B 875,960
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2018:
1,600 5.000%, 1/01/34, (AMT) 1/28 at 100.00 BB+ 1,551,712
4,410 5.000%, 1/01/36, (AMT) 1/28 at 100.00 BB+ 4,231,792
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2020:
7,175 4.000%, 10/01/30, (AMT) No Opt. Call BB+ 6,738,545
7,500 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+ 7,221,675
3,550 Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy Project,
Series 2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B   3,103,481
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Seventh Series
2021:
3,000 3.000%, 10/01/28, (AMT) No Opt. Call AA- 2,765,280
5,000 2.000%, 10/01/34, (AMT) No Opt. Call AA- 3,588,450
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   220,848
Syracuse Industrial Development Authority, New
York, PILOT Revenue Bonds, Carousel Center Project,
Refunding Series 2016A:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 CC 8,468,552
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 CC 3,885,553
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 CC 2,502,055
4,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 CC 3,546,761
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 1,477,300
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 CC 4,871,183
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 CC 1,494,738
1,810 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call CC   1,742,813
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series B:
2,850 5.000%, 6/01/24 No Opt. Call B- 2,801,892
3,850 5.000%, 6/01/25 No Opt. Call B- 3,738,003

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
266
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Westchester County Local Development Corporation,
New York, Revenue Bond, Purchase Senior Learning
Community, Inc. Project, Accd Inv Series 2021A:
$ 19,065 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R $ 16,663,191
15,950 5.000%, 7/01/46, 144A 7/27 at 104.00 N/R 12,731,609
5,710 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R   5,033,251
2,675 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R   2,456,131
Westchester County Local Development Corporation,
New York, Revenue Bonds, Kendal on Hudson Project,
Refunding Series 2022B:
275 5.000%, 1/01/27 , (WI/DD, Settling 10/12/22) No Opt. Call BBB+ 281,589
480 5.000%, 1/01/32 , (WI/DD, Settling 10/12/22) 1/28 at 103.00 BBB+ 485,947
525 5.000%, 1/01/37 , (WI/DD, Settling 10/12/22) 1/28 at 103.00 BBB+ 520,275
500 5.000%, 1/01/41 , (WI/DD, Settling 10/12/22) 1/28 at 103.00 BBB+ 486,320
Westchester County Local Development Corporation,
New York, Revenue Bonds, Westchester Medical Center
Obligated Group Project, Refunding Series 2016:
685 5.000%, 11/01/27 11/25 at 100.00 BBB- 687,959
830 5.000%, 11/01/28 11/25 at 100.00 BBB- 833,337
264,912 Total New York 235,819,645
North Carolina - 0.1%
350 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call N/R   339,322
3,100 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37, (AMT)
6/25 at 100.00 BBB-   3,067,078
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the
Aging, Series 2021A:
900 4.000%, 3/01/36 3/28 at 103.00 N/R 745,236
1,050 4.000%, 3/01/41 3/28 at 103.00 N/R 816,847
1,030 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Plantation Village, Inc., Refunding Series
2021A, 4.000%, 1/01/41
1/27 at 103.00 N/R   873,512
6,430 Total North Carolina 5,841,995
North Dakota - 0.2%
2,750 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/46
12/31 at 100.00 BBB-   2,180,448
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
2,005 5.000%, 6/01/31 6/28 at 100.00 BBB- 1,899,697
2,300 5.000%, 6/01/43 6/28 at 100.00 BBB- 2,000,471
6,500 5.000%, 6/01/48 6/28 at 100.00 BBB- 5,511,740
13,555 Total North Dakota 11,592,356
Ohio - 3.4%
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 N/R   3,482,455

267
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 28,215 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   $ 3,011,387
26,160 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   22,006,577
950 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
5.000%, 12/01/24, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R  (6) 952,603
8,220 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines
Inc. Project, Series 1998, 5.375%, 9/15/27, (AMT)
10/22 at 100.00 B   8,123,251
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   4,672,650
2,065 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R   2,031,836
Count of Washington, Ohio, Hospital Facilities Revenue
Bonds, Series 2022, (Memorial Health System Obligated
Group):
5,000 6.375%, 12/01/37 12/32 at 100.00 N/R 4,596,850
5,000 6.625%, 12/01/42 12/32 at 100.00 N/R 4,573,450
18,250 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 Baa3   13,561,027
Cuyahoga County Ohio, Health Care and Independent
Living Facilities, Revenue Refunding Bonds, Eliza
Jennings Senior Care Network, Series 2022A:
2,725 5.000%, 5/15/32 5/29 at 103.00 BB+ 2,643,904
3,305 5.375%, 5/15/37 5/29 at 103.00 BB+ 3,177,030
4,310 5.500%, 5/15/42 5/29 at 103.00 BB+ 4,110,878
1,000 Evans Farm New Community Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 N/R   859,740
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2   3,855,364
Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014:
150 5.000%, 11/15/23 No Opt. Call BBB+ 151,950
205 5.000%, 11/15/24 No Opt. Call BBB+ 209,619
200 5.000%, 11/15/25 11/24 at 100.00 BBB+ 204,506
500 5.000%, 11/15/26 11/24 at 100.00 BBB+ 511,440
1,000 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%,
12/01/51, (AMT)
12/31 at 100.00 Ba2   673,000
Jeffrey Place New Community Authority, Ohio, Jeffrey
Place Redevelopment Bonds, Series 2007A:
65 5.000%, 12/01/22 10/22 at 100.00 N/R 64,971
525 5.000%, 12/01/32 10/22 at 100.00 N/R 473,214
580 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
6/23 at 100.00 N/R   574,548
4,430 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2   3,770,594

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
268
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
$ 2,250 5.000%, 2/15/27 2/23 at 100.00 Ba2 $ 2,230,200
7,000 5.000%, 2/15/44 2/23 at 100.00 Ba2 6,214,320
7,515 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   9,394
10,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   9,300,165
365 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   456
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R   21,103,888
25,640 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   32,050
2,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   2,581
3,105 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (7)
No Opt. Call N/R   3,881
215 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   269
1,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (7)
No Opt. Call N/R   1,875
1,730 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   2,163
3,900 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   4,875
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   16,368,619
2,205 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   2,169,191
Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500 4.250%, 1/15/38, (AMT), 144A 1/28 at 100.00 N/R 1,364,415
3,000 4.500%, 1/15/48, (AMT), 144A 1/28 at 100.00 N/R 2,618,550
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/40
1/30 at 100.00 A3   988,500
720 Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 N/R   595,145

269
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 12,190 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   $ 15,237
8,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   10,763
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   3,631
5,075 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   6,344
3,580 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   4,475
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   6,538
14,995 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   18,744
35,080 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R   33,057,638
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31,
144A
12/28 at 100.00 N/R   414,692
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 N/R   236,538
Southeastern Ohio Port Authority, Hospital Facilities
Revenue Bonds, Memorial Health System Obligated
Group Project, Improvement Series 2015:
430 5.000%, 12/01/23 No Opt. Call BB- 432,524
595 5.000%, 12/01/24 No Opt. Call BB- 593,048
415 5.000%, 12/01/25 12/24 at 100.00 BB- 411,908
2,670 5.500%, 12/01/29 12/24 at 100.00 BB- 2,680,814
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   1,651,320
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   1,954,200
Toledo-Lucas County Port Authority, Ohio, Student
Housing Revenue Bonds, CHF-Toledo, L.L.C. - The
University of Toledo Project, Series 2014A:
1,485 5.000%, 7/01/24 No Opt. Call BBB- 1,494,756
2,250 5.000%, 7/01/29 7/24 at 100.00 BBB- 2,257,650
Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue
Bonds, Ashland University, Refunding & Improvement
Series 2015:
5,075 5.375%, 3/01/27 3/25 at 100.00 N/R 5,063,886
2,000 6.000%, 3/01/45 3/25 at 100.00 N/R 1,973,200
349,035 Total Ohio 203,591,287

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
270
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.5%
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Taxable
Series 2022:
$ 2,770 5.500%, 8/15/37 8/32 at 100.00 N/R $ 2,462,225
1,000 5.500%, 8/15/44 8/32 at 100.00 N/R 832,290
Tulsa County Industrial Authority, Oklahoma, Senior
Living Community Revenue Bonds, Montereau, Inc
Project, Refunding Series 2017:
500 5.000%, 11/15/26 11/25 at 102.00 BBB- 509,080
600 5.000%, 11/15/28 11/25 at 102.00 BBB- 607,794
400 5.000%, 11/15/29 11/25 at 102.00 BBB- 403,748
1,780 5.000%, 11/15/30 11/25 at 102.00 BBB- 1,788,669
730 5.000%, 11/15/32 11/25 at 102.00 BBB- 728,233
9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   9,872,828
2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   2,921,792
8,050 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   8,126,314
28,620 Total Oklahoma 28,252,973
Oregon - 0.2%
750 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%,
11/15/32
11/25 at 102.00 N/R   741,173
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project,
Refunding Green Series 2021A:
1,005 4.000%, 12/01/36 12/28 at 103.00 BB+ 863,325
3,710 4.000%, 12/01/41 12/28 at 103.00 BB+ 3,025,245
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 N/R   667,443
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 N/R   410,998
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
10/22 at 100.00 Aaa   69,796
345 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call N/R   340,291
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
10/22 at 100.00 N/R   406,895
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 N/R   3,224,735
11,425 Total Oregon 9,749,901
Pennsylvania - 4.5%
4,965 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System,
Series 2007A-1, 2.684%, 2/01/37 (3-Month LIBOR*0.67% reference rate + 0.820% spread) (5)
11/22 at 100.00 A   4,920,712
125 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 5.250%, 7/15/23
No Opt. Call BB+   126,257

271
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,470 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B-   $ 5,474,595
1,410 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/41
6/31 at 100.00 BB   1,095,514
5,042 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
10/22 at 100.00 N/R   4,537,858
295 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call N/R   284,666
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 N/R   1,921,720
5,005 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   4,923,619
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue
Bonds, City Center Project, Subordinate Lien, Series
2018:
10,040 5.000%, 5/01/28, 144A No Opt. Call N/R 9,945,423
1,685 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 1,610,237
4,500 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R   4,146,660
2,750 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/27, 144A
No Opt. Call Ba3   2,759,240
8,195 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (7)
No Opt. Call N/R   10,244
6,755 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R   8,444
8,470 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   10,587
18,995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   23,744
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R   10,269,275
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
1,195 5.000%, 11/01/37 11/27 at 100.00 B+ 885,794
625 5.000%, 11/01/47 11/27 at 100.00 B+ 429,500
14,275 5.000%, 11/01/50 11/27 at 100.00 B+ 9,409,937
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
10/22 at 100.00 B+   9,121,505

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
272
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2020A:
$ 750 5.000%, 2/01/29 No Opt. Call B+ $ 647,167
700 5.000%, 2/01/31 No Opt. Call B+ 578,613
800 5.000%, 2/01/32 No Opt. Call B+ 646,088
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put
2/01/25)
8/24 at 101.73 B+   7,212,910
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/01/27)
8/26 at 101.63 B+   5,592,602
8,495 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Grand View Hospital, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 BB+   6,142,055
2,565 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%,
3/15/26
No Opt. Call BBB-   2,586,803
4,950 Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 3.208%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread) (5)
10/22 at 100.00 A2   4,674,087
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R   278,890
1,160 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%,
12/15/27
No Opt. Call BBB-   1,114,748
435 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2012A,
5.000%, 10/15/22, (ETM)
No Opt. Call BB  (6) 435,248
2,790 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.000%, 10/15/27
4/27 at 100.00 BB   2,783,806
Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022:
3,025 5.000%, 10/15/32, 144A No Opt. Call BB 2,941,268
6,040 5.625%, 10/15/42, 144A 10/32 at 100.00 BB 5,737,396
250 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Renaissance Academy Charter School Project, Series
2014, 3.750%, 10/01/24
No Opt. Call BBB-   249,210
227 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
4.375%, 3/01/28, 144A
No Opt. Call N/R   220,653
1,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A1   1,020,620
Dallas Area Municipal Authority, Pennsylvania, Revenue
Bonds, Misericordia University, Series 2014:
655 5.000%, 5/01/23 No Opt. Call Baa3 654,221
500 5.000%, 5/01/24 No Opt. Call Baa3 497,795
2,500 5.000%, 5/01/37 5/24 at 100.00 Baa3 2,325,775
Dauphin County General Authority, Pennsylvania,
Revenue Bonds, Harrisburg University of Science &
Technology Project, Series 2017:
1,250 5.000%, 10/15/34, 144A 10/27 at 100.00 BB 1,173,487
2,000 5.125%, 10/15/41, 144A 10/27 at 100.00 BB 1,805,060

273
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   $ 5,082,500
450 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 BB   443,727
8,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2007C, 2.815%, 6/01/37
(3-Month LIBOR*0.67% reference rate + 0.750% spread) (5)
10/22 at 100.00 A+   7,034,400
60,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48,
(Mandatory Put 9/01/25), (UB) (4)
9/24 at 100.00 0   58,884,000
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
10/22 at 100.00 A2   837,036
East Hempfield Township Industrial Development
Authority, Pennsylvania, Student Services Inc - Student
Housing Project at Millersville University, Series 2014:
405 5.000%, 7/01/24, (ETM) No Opt. Call N/R (6) 416,623
1,000 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R (6) 1,028,700
1,625 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%,
6/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 Ba3  (6) 1,652,885
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A   2,009,200
Lancaster County Hospital Authority, Pennsylvania,
Revenue Bonds, United Zion Retirement Community,
Series 2017A:
2,190 4.500%, 12/01/29 6/27 at 100.00 N/R 2,028,597
500 5.000%, 12/01/32 6/27 at 100.00 N/R 459,475
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/41
5/30 at 100.00 BB   1,359,082
2,794 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R   2,609,764
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Holy Redeemer
Health System Inc., Refunding Series 2014A:
1,165 5.000%, 10/01/24 No Opt. Call Ba2 1,177,163
1,200 5.000%, 10/01/25 10/24 at 100.00 Ba2 1,198,224
2,030 5.000%, 10/01/26 10/24 at 100.00 Ba2 2,021,210
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R   983,830
1,465 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series
2013, 7.000%, 7/01/32
7/23 at 100.00 N/R   1,486,448
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 BBB-   646,373
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   4,584,350

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
274
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   $ 4,584,350
6,115 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   5,272,720
8,585 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   10,731
140 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   175
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/29
11/25 at 100.00 BBB   2,761,500
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
200 5.000%, 7/01/31 7/27 at 100.00 BB 186,122
500 5.000%, 7/01/32 7/27 at 100.00 BB 461,010
7,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%,
7/01/31
No Opt. Call BB   6,369,300
395 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project,
Series 2020A, 5.000%, 8/01/30
No Opt. Call BBB-   398,705
675 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call BB   623,956
505 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter
School, Series 2013, 6.375%, 1/01/23, (ETM)
No Opt. Call N/R  (6) 508,772
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated
Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42
10/22 at 100.00 N/R   767,874
2,935 Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 2.776%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread) (5)
10/22 at 100.00 AA-   2,851,529
Scranton, Lackawanna County, Pennsylvania, General
Obligation Bonds, Refunding Series 2017:
1,745 5.000%, 9/01/24, 144A No Opt. Call BB+ 1,758,698
405 5.000%, 9/01/25, 144A No Opt. Call BB+ 409,431
420 5.000%, 9/01/26, 144A No Opt. Call BB+ 424,587
440 5.000%, 9/01/27, 144A No Opt. Call BB+ 443,718
1,585 5.000%, 9/01/28, 144A 9/27 at 100.00 BB+ 1,597,648
3,650 5.000%, 9/01/29, 144A 9/27 at 100.00 BB+ 3,677,448
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
1,940 5.000%, 11/15/26 5/24 at 100.00 BB+ 1,952,940
9,265 5.000%, 11/15/32 5/24 at 100.00 BB+ 9,295,389
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 BB+   4,684,050

275
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 195 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%,
7/01/23
No Opt. Call BB   $ 194,074
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 N/R   3,900,336
347,638 Total Pennsylvania 270,312,683
Puerto Rico - 12.3%
48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
10/22 at 17.18 N/R   8,314,840
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
3,430 5.000%, 7/01/24, 144A No Opt. Call N/R 3,445,161
1,785 5.000%, 7/01/29, 144A No Opt. Call N/R 1,768,988
30,655 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R 29,701,629
17,120 5.000%, 7/01/37, 144A 7/32 at 100.00 N/R 16,152,549
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
51,890 5.000%, 7/01/30, 144A No Opt. Call N/R 50,960,131
45,700 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 43,427,339
12,750 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 11,340,743
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 266,447
500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 471,745
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,035 5.000%, 7/01/28, 144A No Opt. Call N/R 6,021,602
4,370 5.000%, 7/01/29, 144A No Opt. Call N/R 4,330,801
2,620 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 2,538,518
22,019 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 20,774,707
415 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   422,980
9,170 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)
10/22 at 100.00 D   6,923,350
635 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (7)
10/22 at 100.00 D   470,694
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
1,000 3.957%, 7/01/20 (7) No Opt. Call N/R 740,000
1,000 3.375%, 7/01/21 (7) 7/20 at 100.00 D 740,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
3,000 3.957%, 7/01/29 (7) 10/22 at 100.00 N/R 2,235,000
15,233 3.957%, 7/01/42 (7) 10/22 at 100.00 D 11,348,585
45 3.961%, 7/01/42 (7) 10/22 at 100.00 D 33,413
470 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (7)
No Opt. Call D   349,563

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
276
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 200 3.957%, 7/01/17 (7) No Opt. Call N/R $ 148,000
1,140 3.957%, 7/01/21 (7) No Opt. Call N/R 843,600
6,205 3.957%, 7/01/23 (7) 6/20 at 100.00 D 4,591,700
450 3.957%, 7/01/23 (7) 10/22 at 100.00 D 335,250
2,255 3.957%, 7/01/24 (7) 10/22 at 100.00 D 1,679,975
35 3.957%, 7/01/25 (7) 10/22 at 100.00 N/R 26,075
115 3.957%, 7/01/27 (7) 10/22 at 100.00 D 85,675
1,242 3.957%, 7/01/32 (7) 10/22 at 100.00 D 925,290
2,310 3.957%, 7/01/37 (7) 10/22 at 100.00 D 1,720,950
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,100 3.999%, 7/01/20 (7) No Opt. Call D 818,125
1,570 5.250%, 7/01/29 - NPFG Insured No Opt. Call D 1,558,884
10,400 5.250%, 7/01/33 - NPFG Insured No Opt. Call D 10,190,232
4,480 5.250%, 7/01/35 - NPFG Insured No Opt. Call D 4,357,069
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
975 3.978%, 7/01/23 (7) 10/22 at 100.00 D 726,375
2,000 3.978%, 7/01/24 (7) 10/22 at 100.00 D 1,490,000
1,000 3.978%, 7/01/25 (7) 10/22 at 100.00 D 745,000
2,140 3.978%, 7/01/27 (7) 10/22 at 100.00 D 1,594,300
9,664 3.978%, 7/01/28 (7) 10/22 at 100.00 D 7,199,680
7,020 3.978%, 7/01/29 (7) 10/22 at 100.00 N/R 5,229,900
5,184 3.978%, 7/01/31 (7) 10/22 at 100.00 D 3,862,080
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
50 3.957%, 7/01/23 (7) No Opt. Call N/R 37,000
2,100 3.957%, 7/01/24 (7) 10/22 at 100.00 D 1,564,500
400 3.926%, 7/01/25 (7) 10/22 at 100.00 D 296,500
50 3.957%, 7/01/25 (7) 10/22 at 100.00 N/R 37,250
1,995 3.978%, 7/01/27 (7) 10/22 at 100.00 D 1,486,275
490 3.957%, 7/01/28 (7) 10/22 at 100.00 D 365,050
6,135 3.990%, 7/01/28 (7) 10/22 at 100.00 D 4,585,913
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
695 3.926%, 7/01/25 (7) 10/22 at 100.00 D 515,169
110 3.978%, 7/01/27 (7) 10/22 at 100.00 D 81,950
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
1,145 3.978%, 7/01/21 (7) 7/20 at 100.00 D 847,300
4,320 3.978%, 7/01/23 (7) 10/22 at 100.00 D 3,218,400
18,275 3.978%, 7/01/23 (7) 7/22 at 100.00 D 13,523,500
350 3.957%, 7/01/24 (7) 10/22 at 100.00 D 260,750
1,260 3.978%, 7/01/24 (7) 10/22 at 100.00 D 938,700
1,090 3.957%, 7/01/28 (7) 10/22 at 100.00 D 812,050
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
730 4.123%, 7/01/33 (7) 7/23 at 100.00 D 562,100
3,415 4.102%, 7/01/36 (7) 7/23 at 100.00 D 2,621,013
745 4.123%, 7/01/43 (7) 7/23 at 100.00 D 571,787
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 4.164%, 7/01/20 (7)
No Opt. Call N/R   388,125

277
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
$ 280 3.999%, 7/01/21 (7) 6/20 at 100.00 D $ 208,250
5,597 3.988%, 7/01/23 (7) 10/22 at 100.00 D 4,176,761
2,850 3.988%, 7/01/23 (7) No Opt. Call N/R 2,119,688
20 3.978%, 7/01/25 (7) 10/22 at 100.00 D 14,900
130 3.957%, 7/01/28 (7) 10/22 at 100.00 D 96,850
1,060 3.978%, 7/01/33 (7) 10/22 at 100.00 D 789,700
3,990 3.999%, 7/01/38 (7) 10/22 at 100.00 D 2,987,512
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
7,530 4.044%, 7/01/32 (7) 10/22 at 100.00 D 5,685,150
695 4.061%, 7/01/40 (7) 10/22 at 100.00 D 524,725
Puerto Rico Highway and Transportation Authority,
Highway Revenue Bonds, Series 2005L:
12,140 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 11,807,121
29,140 5.250%, 7/01/38 - AMBAC Insured No Opt. Call AAA 27,733,121
Puerto Rico Highway and Transportation Authority,
Highway Revenue Bonds, Series 2007N:
3,235 5.500%, 7/01/29 - AMBAC Insured No Opt. Call N/R 3,226,589
27,260 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 26,841,559
17,710 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 17,352,966
785 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
10/22 at 100.00 A2   795,464
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
585 0.000%, 7/01/27 No Opt. Call N/R 467,040
570 0.000%, 7/01/29 7/28 at 98.64 N/R 410,548
190 0.000%, 7/01/31 7/28 at 91.88 N/R 121,053
827 0.000%, 7/01/33 7/28 at 86.06 N/R 465,808
669 0.000%, 7/01/46 7/28 at 41.38 N/R 151,656
10,262 0.000%, 7/01/51 7/28 at 30.01 N/R 1,683,378
7,000 5.000%, 7/01/58 7/28 at 100.00 N/R 6,197,100
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
8,419 4.329%, 7/01/40 7/28 at 100.00 N/R 7,293,127
16,726 4.329%, 7/01/40 7/28 at 100.00 N/R 14,489,232
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
13,511 5.375%, 7/01/25 No Opt. Call N/R 13,651,941
7,828 5.625%, 7/01/27 No Opt. Call N/R 8,000,088
8,728 5.625%, 7/01/29 No Opt. Call N/R 8,942,005
86,685 5.750%, 7/01/31 No Opt. Call N/R 88,556,699
120,967 0.000%, 7/01/33 7/31 at 89.94 N/R 66,885,328
7,068 4.000%, 7/01/33 7/31 at 103.00 N/R 6,231,742
75 4.000%, 7/01/35 7/31 at 103.00 N/R 64,459
57,301 4.000%, 7/01/37 7/31 at 103.00 N/R 47,168,879
23,636 4.000%, 7/01/41 7/31 at 103.00 N/R 18,514,234
33 4.000%, 7/01/46 7/31 at 103.00 N/R 24,593
85,084 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   42,648,144

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
278
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
$ 25 5.000%, 6/01/23 10/22 at 100.00 CC $ 24,849
250 5.000%, 6/01/24 10/22 at 100.00 CC 246,600
275 5.000%, 6/01/30 10/22 at 100.00 CC 262,015
951,093 Total Puerto Rico 740,481,151
Rhode Island - 0.1%
7,500 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 B+   6,503,850
1,115 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.000%,
9/01/23, (ETM)
No Opt. Call N/R  (6) 1,133,342
8,615 Total Rhode Island 7,637,192
South Carolina - 0.3%
400 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.000%, 11/01/30
11/29 at 100.00 N/R   377,396
120 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 3.125%, 12/01/22
No Opt. Call N/R   119,879
750 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB   748,102
Richland County, South Carolina, Special Assessment
Revenue Bonds, Village at Sandhill Improvement District,
Refunding Series 2021:
905 3.000%, 11/01/26, 144A No Opt. Call N/R 807,187
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 N/R 815,980
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 N/R 960,349
935 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 N/R   822,501
100 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 4.500%, 8/15/25, 144A
2/25 at 100.00 BB+   99,306
125 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A, 5.750%, 11/01/23, (ETM), 144A
No Opt. Call N/R  (6) 126,799
1,415 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 Ba1   1,418,920
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 N/R 171,352
920 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 778,854
1,000 South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013,
5.000%, 5/01/23
No Opt. Call N/R   997,830
400 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%,
8/01/24, (Pre-refunded 8/01/23)
8/23 at 100.00 N/R  (6) 406,784

279
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
10/22 at 100.00 N/R   $ 251,905
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
540 5.000%, 12/01/27 6/26 at 100.00 A- 561,222
125 5.000%, 12/01/28 6/26 at 100.00 A- 129,781
830 5.000%, 12/01/29 6/26 at 100.00 A- 859,805
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.000%, 12/01/49
6/24 at 100.00 A-   4,835,100
16,285 Total South Carolina 15,289,052
Tennessee - 0.8%
500 Blount County Health and Educational Facilities Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/31 (7)
1/25 at 102.00 N/R   396,965
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
2,535 0.000%, 12/01/22, 144A No Opt. Call N/R 2,516,900
3,670 0.000%, 12/01/23, 144A No Opt. Call N/R 3,467,086
1,905 0.000%, 12/01/24, 144A No Opt. Call N/R 1,708,423
3,135 0.000%, 12/01/25, 144A No Opt. Call N/R 2,666,850
3,245 0.000%, 12/01/26, 144A No Opt. Call N/R 2,625,465
8,810 0.000%, 12/01/31, 144A No Opt. Call N/R 5,347,582
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 1,762,366
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 2,327,300
1,295 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 N/R   1,235,741
1,190 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/36
4/27 at 100.00 BBB   1,198,746
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
17,710 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R 8,323,700
5,685 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R 2,671,950
7,040 Knoxville Industrial Development Board, Tennessee, Multifamily
Revenue Bonds, Pines Apartments Project, Series 2008, 6.070%,
8/01/48, (Mandatory Put 9/01/23)
11/22 at 100.00 N/R   7,011,951
775 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R   635,787
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
4,000 6.500%, 6/01/27, 144A (7) No Opt. Call N/R 1,080,000
12,635 7.125%, 6/01/32, 144A (7) 6/27 at 100.00 N/R 3,411,450
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
40 5.000%, 2/01/24 No Opt. Call Baa2 40,301
190 5.000%, 2/01/25 No Opt. Call Baa2 191,928
78,710 Total Tennessee 48,620,491

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
280
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 7.2%
$ 1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 2.500%, 10/01/31
No Opt. Call BBB-   $ 856,870
2,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31,
144A
No Opt. Call N/R   1,745,420
725 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 1 Project, Series 2019, 5.750%,
9/01/29, 144A
No Opt. Call N/R   731,605
480 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Major Improvement Area Project, Series
2019, 6.000%, 9/01/29, 144A
No Opt. Call N/R   487,253
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Area 1 Project, Series
2021:
375 3.250%, 9/15/26, 144A No Opt. Call N/R 333,788
500 3.750%, 9/15/31, 144A No Opt. Call N/R 410,690
250 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 202,637
310 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call N/R   304,730
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of
Argyle Public Improvement District Project, Series 2018, 4.625%,
9/01/28, 144A
No Opt. Call N/R   993,670
2,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Basis Schools, Refunding Series 2021, 4.500%,
6/15/56, (Mandatory Put 6/15/26), 144A
6/24 at 100.00 Ba3   1,900,400
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
1,400 4.000%, 2/15/31 2/30 at 100.00 N/R 1,233,064
2,510 4.125%, 2/15/41 2/30 at 100.00 N/R 1,904,889
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2022A:
630 5.000%, 2/15/32, 144A 2/30 at 100.00 N/R 599,174
1,500 6.000%, 2/15/42, 144A 2/30 at 100.00 N/R 1,441,005
705 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 N/R   678,365
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement
District Phases 2 Project, Series 2018:
175 5.000%, 9/01/23, 144A No Opt. Call N/R 175,880
530 5.500%, 9/01/28, 144A 9/23 at 103.00 N/R 540,160
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement
District Phases 3A Project, Series 2021:
441 2.500%, 9/01/26, 144A No Opt. Call N/R 391,498
622 3.000%, 9/01/31, 144A 9/28 at 100.00 N/R 527,269
1,000 4.000%, 9/01/45, 144A 9/28 at 100.00 N/R 793,770
775 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Winn Ridge South Public Improvement District Project, Series 2017,
5.500%, 9/01/27, 144A
No Opt. Call N/R   790,818

281
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
$ 165 5.000%, 1/01/30 1/27 at 100.00 BB+ $ 165,556
1,800 5.000%, 1/01/31 1/27 at 100.00 BB+ 1,802,214
1,700 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,694,560
985 5.000%, 1/01/33 1/27 at 100.00 BB+ 975,505
580 5.000%, 1/01/34 1/27 at 100.00 BB+ 570,459
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
1,445 5.000%, 1/01/24 No Opt. Call B 1,437,139
540 5.000%, 1/01/25 No Opt. Call B 534,659
1,680 5.000%, 1/01/27 No Opt. Call B 1,647,559
990 5.000%, 1/01/28 1/27 at 100.00 B 966,428
1,445 5.000%, 1/01/29 1/27 at 100.00 B 1,402,098
880 5.000%, 1/01/30 1/27 at 100.00 B 848,892
1,985 5.000%, 1/01/32 1/27 at 100.00 B 1,878,882
1,525 5.000%, 1/01/34 1/27 at 100.00 B 1,415,124
405 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call N/R   385,325
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB-   723,348
750 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B,
3.500%, 10/01/31, 144A
No Opt. Call BB   608,910
Bee Cave, Travis County, Texas, Special Assessment
Revenue Bonds, Backyard Public Improvement District
Project, Series 2021:
285 4.125%, 9/01/26, 144A No Opt. Call N/R 267,036
565 4.750%, 9/01/31, 144A No Opt. Call N/R 504,008
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 N/R 1,448,538
Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021:
130 2.000%, 9/01/27 9/26 at 100.00 N/R 115,119
135 2.000%, 9/01/28 9/26 at 100.00 N/R 116,798
140 2.125%, 9/01/29 9/26 at 100.00 N/R 119,350
145 2.250%, 9/01/30 9/26 at 100.00 N/R 121,814
150 2.250%, 9/01/31 9/26 at 100.00 N/R 122,892
315 2.250%, 9/01/33 9/26 at 100.00 N/R 245,911
335 2.500%, 9/01/35 9/26 at 100.00 N/R 255,984
540 2.500%, 9/01/38 9/26 at 100.00 N/R 387,455
595 2.750%, 9/01/41 9/26 at 100.00 N/R 413,793
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase
1 Project, Series 2018:
190 4.125%, 9/01/23, 144A No Opt. Call N/R 189,307
1,090 4.625%, 9/01/28, 144A No Opt. Call N/R 1,077,792
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
240 4.375%, 9/01/23, 144A No Opt. Call N/R 239,652
1,395 5.000%, 9/01/28, 144A No Opt. Call N/R 1,398,822

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
282
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Celina
Hills Public Improvement District Project, Series 2022:
$ 300 4.375%, 9/01/27, 144A No Opt. Call N/R $ 288,819
430 4.625%, 9/01/32, 144A No Opt. Call N/R 405,137
225 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 N/R   195,037
1,615 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 6.375%,
9/01/28
3/23 at 103.00 N/R   1,672,349
350 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 & 3 Major improvement Project,
Series 2014, 6.750%, 9/01/24
3/23 at 103.00 N/R   356,965
185 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call N/R   186,149
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
200 3.250%, 9/01/26, 144A No Opt. Call N/R 180,714
200 3.750%, 9/01/31, 144A No Opt. Call N/R 167,272
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
250 4.750%, 9/01/31, 144A No Opt. Call N/R 229,325
50 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 46,307
225 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 N/R   219,672
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call N/R   203,362
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series
2018:
54 4.625%, 9/01/23 No Opt. Call N/R 54,024
375 5.000%, 9/01/28 No Opt. Call N/R 375,720
Celina, Texas, Special Assessment Revenue Bonds,
Hillside Village Public Improvement District Project,
Series 2022:
300 2.750%, 9/01/27, 144A No Opt. Call N/R 258,471
350 3.125%, 9/01/32, 144A 9/31 at 100.00 N/R 275,933
875 3.375%, 9/01/42, 144A 9/31 at 100.00 N/R 618,677
400 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015, 5.500%, 9/01/24
10/22 at 103.00 N/R   400,684
1,085 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 N/R   1,096,631
435 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series
2022, 4.000%, 9/01/32, 144A
9/30 at 100.00 N/R   387,485
460 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series
2017, 6.125%, 9/01/32
9/27 at 100.00 N/R   462,576

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
$ 250 3.250%, 9/01/27, 144A No Opt. Call N/R $ 221,585
350 3.625%, 9/01/32, 144A 9/31 at 100.00 N/R 292,771
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
220 2.875%, 9/01/27, 144A No Opt. Call N/R 191,453
250 3.250%, 9/01/32, 144A 9/31 at 100.00 N/R 200,202
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 N/R 845,977
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
250 3.500%, 9/01/26, 144A No Opt. Call N/R 234,290
500 4.000%, 9/01/31, 144A No Opt. Call N/R 454,430
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Phase
1 Project, Series 2021:
200 2.750%, 9/01/26, 144A No Opt. Call N/R 183,130
400 3.250%, 9/01/31, 144A No Opt. Call N/R 344,156
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
195 4.375%, 9/01/26, 144A 3/23 at 102.50 N/R 192,676
100 5.000%, 9/01/36, 144A 3/23 at 102.50 N/R 96,693
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 4 Project, Series 2021:
174 2.500%, 9/01/26, 144A No Opt. Call N/R 157,571
175 3.000%, 9/01/31, 144A No Opt. Call N/R 146,153
500 3.375%, 9/01/41, 144A 9/31 at 100.00 N/R 378,975
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
170 4.500%, 9/01/27, 144A , (WI/DD, Settling 10/05/22) No Opt. Call N/R 167,059
255 4.875%, 9/01/32, 144A , (WI/DD, Settling 10/05/22) No Opt. Call N/R 248,345
City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project,
Special Assessment Revenue Bonds, Series 2022:
440 4.375%, 9/15/27, 144A No Opt. Call N/R 423,865
405 4.750%, 9/15/32, 144A No Opt. Call N/R 382,547
1,050 5.250%, 9/15/42, 144A 9/32 at 100.00 N/R 962,493
City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project, Special
Assessment Revenue Bonds, Series 2022:
295 5.125%, 9/15/27, 144A No Opt. Call N/R 285,607
310 5.500%, 9/15/32, 144A No Opt. Call N/R 294,717
750 6.000%, 9/15/42, 144A 9/32 at 100.00 N/R 706,778
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call N/R   779,696
700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26
No Opt. Call A-   726,348

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
284
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 545 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/23 at 103.00 N/R   $ 558,472
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2
Project, Series 2021:
217 2.500%, 9/01/26, 144A No Opt. Call N/R 193,490
500 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 406,900
1,075 3.250%, 9/01/41, 144A 9/29 at 100.00 N/R 775,860
Comal County Meyer Ranch Municipal Utility District,
Texas, General Obligation Bonds, Road Series 2021:
100 2.250%, 8/15/29 8/26 at 100.00 N/R 81,149
105 2.250%, 8/15/30 8/26 at 100.00 N/R 83,033
105 2.375%, 8/15/31 8/26 at 100.00 N/R 81,221
225 2.500%, 8/15/33 8/26 at 100.00 N/R 168,327
240 2.500%, 8/15/35 8/26 at 100.00 N/R 171,660
255 2.500%, 8/15/37 8/26 at 100.00 N/R 174,787
565 2.750%, 8/15/41 8/26 at 100.00 N/R 373,770
220 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R   211,864
Conroe Local Government Corporation, Texas, Hotel
Revenue and Contract Revenue Bonds, Subordinate
Third Lien Series 2021C:
650 4.000%, 10/01/41 10/31 at 100.00 A2 587,191
700 4.000%, 10/01/46 10/31 at 100.00 A2 614,299
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB-   434,561
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call BB-   420,604
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
321 3.375%, 9/15/26, 144A No Opt. Call N/R 288,406
205 4.000%, 9/15/31, 144A No Opt. Call N/R 179,779
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
200 4.125%, 9/15/26, 144A No Opt. Call N/R 188,830
260 4.750%, 9/15/31, 144A No Opt. Call N/R 232,973
170 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 5.250%, 8/15/23, (ETM)
No Opt. Call N/R  (6) 172,800
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2014A:
325 5.000%, 9/01/23 No Opt. Call BBB- 328,741
305 5.000%, 9/01/24 No Opt. Call BBB- 311,814
1,785 5.250%, 9/01/29 9/24 at 100.00 BBB- 1,815,505

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
East Fort Bend County Development Authority, Texas,
Contract Revenue Bonds, Water Sewer and Drain
Facilities, Series 2022:
$ 130 5.000%, 9/01/23 No Opt. Call N/R $ 130,456
215 5.000%, 9/01/24 No Opt. Call N/R 216,296
225 5.000%, 9/01/25 No Opt. Call N/R 226,366
235 5.000%, 9/01/26 No Opt. Call N/R 235,985
245 5.000%, 9/01/27 No Opt. Call N/R 245,159
255 5.000%, 9/01/28 No Opt. Call N/R 254,413
265 5.000%, 9/01/29 9/28 at 100.00 N/R 263,384
280 5.000%, 9/01/30 9/28 at 100.00 N/R 276,511
290 5.000%, 9/01/31 9/28 at 100.00 N/R 285,430
305 5.000%, 9/01/32 9/28 at 100.00 N/R 298,690
Fate City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Williamsburg East Public Improvement
District Improvement Area 2 Project, Series 2022:
500 4.875%, 8/15/27, 144A No Opt. Call N/R 491,275
778 5.250%, 8/15/32, 144A No Opt. Call N/R 760,324
1,630 5.875%, 8/15/42, 144A 8/32 at 100.00 N/R 1,568,402
Fate, Rockwall County, Texas, Special Assessment
Revenue Bonds, Williamsburg Public Improvement
District 1 Phase 2A & 3A2, Series 2022:
265 3.750%, 8/15/27, 144A No Opt. Call N/R 247,526
587 4.000%, 8/15/32, 144A 8/30 at 100.00 N/R 534,540
Fate, Rockwall County, Texas, Special Assessment
Revenue Bonds, Williamsburg Public Improvement
District 1 Phase 2B, 2C & 3A1, Series 2019:
150 3.125%, 8/15/24, 144A No Opt. Call N/R 144,759
510 3.500%, 8/15/29, 144A 8/27 at 100.00 N/R 461,973
110 4.000%, 8/15/39, 144A 8/27 at 100.00 N/R 94,733
Flower Mound, Texas, Special Assessment Revenue
Bonds, River Walk Public Improvement District 1,
Refunding Series 2021:
675 2.625%, 9/01/26, 144A No Opt. Call N/R 603,436
750 3.250%, 9/01/31, 144A No Opt. Call N/R 618,563
Georgetown, Texas, Special Assessment Revenue Bonds,
Parks at Westhaven Public Improvement District Project,
Series 2022:
450 3.625%, 9/15/27, 144A No Opt. Call N/R 415,449
415 3.875%, 9/15/32, 144A 9/30 at 100.00 N/R 365,325
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 N/R 1,058,812
6,080 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1995, 4.875%, 5/01/25, (AMT)
10/22 at 100.00 B3   5,954,022
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
10/22 at 100.00 B3   764,040
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
280 4.000%, 9/01/23 No Opt. Call BBB- 280,571
295 4.000%, 9/01/24 No Opt. Call BBB- 294,222
310 4.000%, 9/01/25 No Opt. Call BBB- 307,957
335 4.000%, 9/01/27 No Opt. Call BBB- 329,948
560 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry
Public Improvement District 3 Phase 13-16 Project, Refunding &
Improvement Series 2017, 4.500%, 9/01/27
No Opt. Call N/R   556,562

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
286
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 750 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call N/R   $ 733,275
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
915 5.000%, 6/01/23 No Opt. Call Baa2 913,765
1,400 5.000%, 6/01/28 6/23 at 100.00 Baa2 1,356,334
Harris County Municipal Utility District 213A, Texas,
General Obligation Bonds, Series 2021:
100 2.000%, 4/01/27 No Opt. Call N/R 86,011
100 2.000%, 4/01/28 No Opt. Call N/R 83,393
100 2.250%, 4/01/29 No Opt. Call N/R 82,274
100 2.250%, 4/01/30 4/29 at 100.00 N/R 80,363
100 2.375%, 4/01/31 4/29 at 100.00 N/R 78,821
250 2.500%, 4/01/33 4/29 at 100.00 N/R 190,397
250 2.500%, 4/01/35 4/29 at 100.00 N/R 181,805
300 2.500%, 4/01/37 4/29 at 100.00 N/R 209,187
300 2.750%, 4/01/39 4/29 at 100.00 N/R 207,285
325 3.000%, 4/01/41 4/29 at 100.00 N/R 227,689
16,600 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2007A, 2.616%, 8/15/35 - AMBAC Insured (3-Month
LIBOR*0.67% reference rate + 0.670% spread) (5)
10/22 at 100.00 AA-   15,006,732
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB   1,196,316
Haslett, Texas, Special Assessment Revenue Bonds,
Haslet Public Improvement District 5 Improvement Area 1
Project, Series 2019:
155 3.250%, 9/01/24, 144A No Opt. Call N/R 149,342
435 3.625%, 9/01/29, 144A No Opt. Call N/R 395,598
150 4.125%, 9/01/39, 144A 9/29 at 100.00 N/R 130,379
1,750 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 N/R   1,747,708
4,005 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 N/R   3,918,893
1,250 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
10/22 at 100.00 B   1,255,800
10,240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B   9,612,390
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B-   3,619,476
6,910 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41,
(AMT)
7/29 at 100.00 B-   5,430,845
Hutto, Williams County Texas, Special Assessment
Revenue Bonds, Cottonwood Creek Public Improvement
Area 1 Project Series 2021:
249 2.500%, 9/01/26, 144A No Opt. Call N/R 220,679
400 3.125%, 9/01/31, 144A 9/29 at 100.00 N/R 327,912
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 N/R 823,339

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Hutto, Williams County Texas, Special Assessment
Revenue Bonds, Durango Farms Public Improvement
Project Series 2021:
$ 275 2.750%, 9/01/26, 144A No Opt. Call N/R $ 246,117
400 3.500%, 9/01/31, 144A 9/29 at 100.00 N/R 333,880
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 N/R 901,547
Hutto, Williams County Texas, Special Assessment
Revenue Bonds, Emory Crossing, Public Improvement
Area 1 Project Series 2021:
222 2.625%, 9/01/26, 144A No Opt. Call N/R 198,361
210 3.250%, 9/01/31, 144A 9/29 at 100.00 N/R 172,536
550 3.625%, 9/01/41, 144A 9/29 at 100.00 N/R 415,069
Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021:
100 4.000%, 9/01/24 No Opt. Call N/R 99,050
100 4.000%, 9/01/25 No Opt. Call N/R 98,656
105 4.000%, 9/01/26 No Opt. Call N/R 103,193
110 2.000%, 9/01/27 9/26 at 100.00 N/R 93,715
115 2.000%, 9/01/28 9/26 at 100.00 N/R 95,019
115 2.250%, 9/01/29 9/26 at 100.00 N/R 94,360
120 2.250%, 9/01/30 9/26 at 100.00 N/R 96,281
125 2.375%, 9/01/31 9/26 at 100.00 N/R 98,429
Justin, Denton County, Texas, Special Assessment
Revenue Bonds, Timberbrook Public Improvement
District 1 Improvement Area 2 Project, Series 2018:
775 2.500%, 9/01/26, 144A No Opt. Call N/R 703,103
485 3.000%, 9/01/31, 144A No Opt. Call N/R 410,402
1,000 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/25
No Opt. Call A-   1,025,630
925 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 1 Project, Series 2019,
4.125%, 9/01/29, 144A
No Opt. Call N/R   881,830
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021:
500 2.750%, 9/01/26, 144A No Opt. Call N/R 438,800
750 3.375%, 9/01/31, 144A No Opt. Call N/R 614,400
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 N/R 1,507,320
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North Public Improvement District Major
Improvement Area 1 Project, Series 2022:
625 3.625%, 9/01/27, 144A No Opt. Call N/R 580,837
505 3.875%, 9/01/32, 144A 9/30 at 100.00 N/R 446,501
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 N/R 1,075,213
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North Public Improvement District Major
Improvement Project, Series 2022:
220 4.125%, 9/01/27, 144A No Opt. Call N/R 209,631
225 4.375%, 9/01/32, 144A 9/30 at 100.00 N/R 208,204
640 4.625%, 9/01/41, 144A 9/30 at 100.00 N/R 568,781
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.250%, 9/01/29, 144A
No Opt. Call N/R   332,376

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
288
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Kyle, Texas, Special Assessment Revenue Bonds,
Southwest Kyle Public Improvement District, Series 2022:
$ 480 4.375%, 9/01/27 No Opt. Call N/R $ 466,757
535 4.750%, 9/01/32 No Opt. Call N/R 511,326
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 N/R   11,931,084
Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022:
600 3.500%, 9/15/27, 144A No Opt. Call N/R 543,912
1,000 3.875%, 9/15/32, 144A No Opt. Call N/R 853,220
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 N/R 2,469,870
Lavon, Texas, Special Assessment Revenue Bonds,
Lakepointe Public Improvement District Area 1 Project,
Series 2019:
205 3.500%, 9/15/24, 144A No Opt. Call N/R 198,895
375 3.750%, 9/15/29, 144A No Opt. Call N/R 341,771
305 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call N/R   296,448
955 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 4.125%, 9/01/28, 144A
9/26 at 100.00 N/R   916,552
Liberty Hill, Williamson County, Texas, Special
Assessment Revenue Bonds, Butler Farms Public
Improvement District Improvement Areas 1 & 2 Project,
Series 2022:
650 2.625%, 9/01/27, 144A No Opt. Call N/R 584,610
750 3.125%, 9/01/32, 144A No Opt. Call N/R 631,972
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 N/R 1,662,628
Liberty Hill, Williamson County, Texas, Special
Assessment Revenue Bonds, Butler Farms Public
Improvement District Major Improvement Area Project,
Series 2022:
225 3.500%, 9/01/27, 144A No Opt. Call N/R 207,151
275 3.875%, 9/01/32, 144A No Opt. Call N/R 241,112
650 4.125%, 9/01/42, 144A 9/32 at 100.00 N/R 539,584
410 Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017,
5.250%, 9/01/27, 144A
No Opt. Call N/R   416,207
250 Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27,
144A
No Opt. Call N/R   248,147
Little Elm, Texas, Special Assessment Revenue Bonds,
Spiritas Ranch Public Improvement District Project, Series
2022:
150 3.250%, 9/01/27, 144A No Opt. Call N/R 134,198
205 3.500%, 9/01/32, 144A No Opt. Call N/R 169,453
530 3.750%, 9/01/42, 144A 9/32 at 100.00 N/R 397,611
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area
3 Project, Series 2021:
243 2.375%, 9/01/26, 144A No Opt. Call N/R 213,665
300 2.875%, 9/01/31, 144A 9/29 at 100.00 N/R 239,181
725 3.125%, 9/01/41, 144A 9/29 at 100.00 N/R 504,499

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 BBB   $ 1,000,620
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call N/R   347,811
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area
1-2 Project, Series 2021:
210 2.500%, 9/15/26, 144A No Opt. Call N/R 182,824
300 3.125%, 9/15/31, 144A No Opt. Call N/R 240,765
740 3.500%, 9/15/41, 144A 9/31 at 100.00 N/R 538,994
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement
Area Project, Series 2021:
215 3.125%, 9/15/26, 144A No Opt. Call N/R 188,628
315 3.750%, 9/15/31, 144A No Opt. Call N/R 258,735
280 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R   276,514
285 Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call N/R   275,002
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement
District Improvement Area 1 Project, Series 2021:
365 3.375%, 9/01/26, 144A No Opt. Call N/R 333,588
500 3.875%, 9/01/31, 144A No Opt. Call N/R 431,225
100 4.125%, 9/01/41, 144A 9/31 at 100.00 N/R 82,772
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement
District Major Improvement Area Project, Series 2021:
160 4.125%, 9/01/26, 144A No Opt. Call N/R 150,074
200 4.625%, 9/01/31, 144A No Opt. Call N/R 177,302
500 4.875%, 9/01/41, 144A 9/31 at 100.00 N/R 425,065
50 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, AEP Texas Central Company Project, Remarketing,
Series 2008-1, 4.000%, 6/01/30
6/23 at 100.00 Baa2   47,891
McLendon-Chisholm, Texas, Special Assessment
Revenue Bonds, Sonoma Public Improvement District
Improvement Area 2 Project, Series 2019:
170 3.500%, 9/15/24, 144A No Opt. Call N/R 165,359
420 3.750%, 9/15/29, 144A No Opt. Call N/R 387,656
McLendon-Chisholm, Texas, Special Assessment
Revenue Bonds, Sonoma Public Improvement District
Improvement Area 3 Project, Series 2021:
160 2.625%, 9/15/26, 144A No Opt. Call N/R 142,145
240 3.125%, 9/15/31, 144A No Opt. Call N/R 195,521
McLendon-Chisholm, Texas, Special Assessment
Revenue Bonds, Sonoma Public Improvement District
Improvement Area 4 Project, Series 2022:
430 5.000%, 9/15/27, 144A No Opt. Call N/R 423,008
500 5.375%, 9/15/32, 144A No Opt. Call N/R 487,030
135 Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014,
5.000%, 2/15/24 (7)
No Opt. Call N/R   112,050

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
290
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
$ 100 4.375%, 9/01/23, 144A No Opt. Call N/R $ 99,824
290 4.750%, 9/01/28, 144A No Opt. Call N/R 289,519
255 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project,
Series 2018, 5.125%, 9/01/28, 144A
No Opt. Call N/R   257,298
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
235 5.000%, 9/15/24, 144A No Opt. Call N/R 234,159
600 5.250%, 9/15/29, 144A No Opt. Call N/R 593,082
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Improvement
Areas 1-2 Project, Series 2021:
565 2.875%, 9/15/26, 144A No Opt. Call N/R 507,884
410 3.500%, 9/15/31, 144A No Opt. Call N/R 343,732
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 N/R 863,834
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021, 4.125%, 9/15/31, 144A
No Opt. Call N/R   210,170
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
10/22 at 104.00 BB-   1,805,496
5,791 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 6.500%, 1/01/26, (AMT), 144A (7)
No Opt. Call N/R   115,817
Missouri City Management District 1, Fort Bend County,
Texas, General Obligation Bonds, Road Series 2021:
105 2.000%, 9/01/23 No Opt. Call N/R 102,828
105 2.000%, 9/01/24 No Opt. Call N/R 100,335
110 2.000%, 9/01/25 No Opt. Call N/R 102,374
115 2.000%, 9/01/26 No Opt. Call N/R 104,414
120 2.000%, 9/01/27 No Opt. Call N/R 106,166
125 2.000%, 9/01/28 9/27 at 100.00 N/R 108,324
130 2.000%, 9/01/29 9/27 at 100.00 N/R 110,081
135 2.250%, 9/01/30 9/27 at 100.00 N/R 113,654
140 2.250%, 9/01/31 9/27 at 100.00 N/R 114,969
295 2.250%, 9/01/33 9/27 at 100.00 N/R 230,944
315 2.375%, 9/01/35 9/27 at 100.00 N/R 236,738
340 2.500%, 9/01/37 9/27 at 100.00 N/R 249,336
365 2.500%, 9/01/39 9/27 at 100.00 N/R 257,164
395 2.750%, 9/01/41 9/27 at 100.00 N/R 275,821
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing
Public Improvement District Improvement Area 1 Project,
Series 2021:
225 3.625%, 9/01/26, 144A No Opt. Call N/R 206,786
350 4.250%, 9/01/31, 144A No Opt. Call N/R 311,910
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 N/R   634,771

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2019A:
$ 505 3.375%, 8/15/29, 144A 8/24 at 100.00 N/R $ 448,839
80 5.000%, 8/15/39, 144A 8/24 at 100.00 N/R 74,470
670 5.000%, 8/15/49, 144A 8/24 at 100.00 N/R 589,995
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 3.000%, 8/15/30, 144A
8/25 at 103.00 BB+   1,344,420
330 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   272,118
2,135 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   1,841,587
19,734 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   9,589,835
775 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.000%, 1/01/24
No Opt. Call N/R   765,599
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
14,725 5.000%, 1/01/32 1/28 at 103.00 N/R 12,862,287
38,755 5.250%, 1/01/42 1/28 at 103.00 N/R 31,013,689
15,000 5.500%, 1/01/57 1/28 at 103.00 N/R 11,436,900
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2014A:
655 5.000%, 4/01/23, (ETM) No Opt. Call N/R (6) 660,928
690 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 707,643
300 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 307,671
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2016A:
355 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 373,762
2,275 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,395,233
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - College Station I
LLC - Texas A&M University Project, Series 2014A:
450 4.000%, 4/01/24 - AGM Insured No Opt. Call A2 453,762
2,250 5.000%, 4/01/29 4/24 at 100.00 BB+ 2,204,842
725 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (6) 742,472
430 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - Stephenville III, L.L.C. - Tarleton State University Project,
Series 2015A, 5.000%, 4/01/24, (ETM)
No Opt. Call N/R  (6) 440,363

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
292
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call N/R  (6) $ 312,350
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project, Series 2015A:
1,250 3.000%, 7/01/23 (7) No Opt. Call CCC 1,062,500
480 5.000%, 7/01/24 No Opt. Call CCC 408,000
13,500 5.000%, 7/01/30 (7) 7/25 at 100.00 CCC 11,475,000
1,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project, Series 2015B, 4.625%, 7/01/22 (7)
No Opt. Call CCC   1,147,500
North Hays County Municipal Utility District 1, Texas,
General Obligation Bonds, Unlimited Tax Series 2021:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 AA 202,667
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 AA 317,547
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 AA 322,358
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 Baa2 667,764
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 AA 675,158
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 AA 816,181
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 AA 498,722
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
400 3.000%, 9/15/26, 144A No Opt. Call N/R 366,556
800 3.625%, 9/15/31, 144A No Opt. Call N/R 689,992
650 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 541,508
North Parkway Municipal Management District 1, Celina,
Texas, Special Assessment Revenue Bonds, Major
Improvements Project, Series 2021:
1,212 3.625%, 9/15/26, 144A No Opt. Call N/R 1,144,601
3,000 4.250%, 9/15/31, 144A No Opt. Call N/R 2,800,110
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 N/R 6,317,850
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A
Project, Series 2019:
200 4.875%, 9/01/25, 144A No Opt. Call N/R 196,784
265 5.250%, 9/01/30, 144A No Opt. Call N/R 257,129
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
165 4.500%, 9/01/25, 144A No Opt. Call N/R 161,758
351 4.875%, 9/01/30, 144A No Opt. Call N/R 330,698
250 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Improvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call N/R   230,865
Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Wildridge Public Improvement District 1
Improvement Area 3 Project, Series 2019:
75 3.125%, 9/01/24, 144A No Opt. Call N/R 72,464
205 3.500%, 9/01/29, 144A No Opt. Call N/R 185,953
570 4.000%, 9/01/39, 144A 9/29 at 100.00 N/R 493,079

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series
2022, 4.875%, 9/15/27, 144A
No Opt. Call N/R   $ 400,488
370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series
2022, 4.875%, 9/15/27, 144A
No Opt. Call N/R   361,416
Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area
1 Project, Series 2022:
693 4.875%, 9/15/27, 144A No Opt. Call N/R 681,933
912 5.125%, 9/15/32, 144A 9/30 at 100.00 N/R 888,415
Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area
2 Project, Series 2022:
618 5.375%, 9/15/27, 144A No Opt. Call N/R 613,223
500 5.625%, 9/15/32, 144A No Opt. Call N/R 494,735
160 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R   155,477
13,470 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
7/23 at 102.05 N/R   10,557,651
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2020:
6,805 3.625%, 1/01/35, (AMT), 144A 10/22 at 103.00 N/R 5,494,085
57,130 4.000%, 1/01/50, (AMT), 144A 10/22 at 103.00 N/R 41,841,440
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
1,075 2.125%, 1/01/28, (AMT), 144A 7/23 at 103.00 N/R 908,149
800 2.250%, 1/01/29, (AMT), 144A 7/23 at 103.00 N/R 656,328
1,000 2.500%, 1/01/30, (AMT), 144A 7/23 at 103.00 N/R 807,060
800 2.625%, 1/01/31, (AMT), 144A 7/23 at 103.00 N/R 633,592
8,605 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 6,150,424
7,045 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 4,617,434
3,500 Port Beaumont Navigation District, Jefferson County, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Taxable Series
2020B, 6.000%, 1/01/25, 144A
10/22 at 103.00 N/R   3,252,200
Princeton, Collins County, Texas, Special Assessment
Revenue Bonds, Winchester Public Improvement District
2 Project, Series 2022:
485 4.250%, 9/01/27 No Opt. Call N/R 476,755
460 4.750%, 9/01/32 9/30 at 100.00 N/R 449,673
1,050 5.125%, 9/01/42 9/30 at 100.00 N/R 1,006,950
Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3
Project, Series 2021:
100 2.500%, 9/01/26, 144A No Opt. Call N/R 89,532
148 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 122,022
350 3.375%, 9/01/41, 144A 9/29 at 100.00 N/R 257,810
Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series
2022:
440 4.250%, 9/01/27, 144A No Opt. Call N/R 430,637
400 4.750%, 9/01/32, 144A No Opt. Call N/R 386,780
850 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R 805,281

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
294
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1
Project, Series 2019:
$ 199 3.750%, 9/01/24, 144A No Opt. Call N/R $ 194,318
540 4.000%, 9/01/29, 144A No Opt. Call N/R 509,992
585 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R   580,314
Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4
Project, Series 2021:
216 2.375%, 9/01/26, 144A No Opt. Call N/R 192,037
215 2.875%, 9/01/31, 144A 9/30 at 100.00 N/R 175,812
550 3.250%, 9/01/41, 144A 9/30 at 100.00 N/R 395,780
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 Ba1   1,995,846
1,125 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.087%,
12/15/22 (7)
10/22 at 100.00 N/R   686,250
70 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 N/R   68,777
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement
District Project, Series 2019:
190 3.250%, 9/15/24, 144A No Opt. Call N/R 182,945
530 3.625%, 9/15/29, 144A No Opt. Call N/R 481,627
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019:
110 3.500%, 9/15/24, 144A No Opt. Call N/R 106,714
315 3.875%, 9/15/29, 144A 9/27 at 100.00 N/R 292,475
435 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 N/R   424,273
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
200 3.750%, 9/15/24, 144A No Opt. Call N/R 195,398
555 4.125%, 9/15/29, 144A 9/27 at 100.00 N/R 533,888
205 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 188,883
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022:
564 4.750%, 9/15/27, 144A No Opt. Call N/R 547,300
736 5.125%, 9/15/32, 144A No Opt. Call N/R 711,219
2,216 5.625%, 9/15/42, 144A 9/32 at 100.00 N/R 2,074,796
620 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 N/R   619,027
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 1 Project, Series
2020:
100 3.125%, 9/15/25, 144A No Opt. Call N/R 93,782
225 3.625%, 9/15/30, 144A No Opt. Call N/R 196,434

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 2 Project, Series
2022:
$ 240 4.875%, 9/15/27, 144A , (WI/DD, Settling 10/05/22) No Opt. Call N/R $ 236,167
300 5.250%, 9/15/32, 144A , (WI/DD, Settling 10/05/22) No Opt. Call N/R 292,956
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call BBB+   469,440
San Antonio Education Facilities Corporation, Texas,
Higher Education Revenue Bonds, Hallmark University
Project, Series 2021A:
265 5.000%, 10/01/31 No Opt. Call N/R 248,011
840 5.000%, 10/01/41 10/31 at 100.00 N/R 714,243
San Marcos City, Hays, Caldwell and Guadalupe
Counties, Texas, Special Assessment Revenue Bonds, San
Marcos Trace Public Improvement District Series 2019:
430 4.500%, 9/01/24, 144A No Opt. Call N/R 429,148
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 N/R 1,253,503
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper
South Public Improvement District, Series 2020:
300 3.750%, 9/01/27, 144A No Opt. Call N/R 279,498
500 4.000%, 9/01/32, 144A No Opt. Call N/R 449,980
Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement
District Series 2022:
240 4.375%, 9/01/27, 144A No Opt. Call N/R 230,054
295 4.625%, 9/01/32, 144A No Opt. Call N/R 276,433
650 4.875%, 9/01/42, 144A 9/32 at 100.00 N/R 584,825
3,270 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.000%, 11/15/27
5/27 at 100.00 N/R   3,299,103
1,155 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-
Edgemere Project, Series 2015A, 5.000%, 11/15/22 (7)
No Opt. Call CC   462,000
320 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B, 2.906%, 12/15/26 (3-Month
LIBOR*0.67% reference rate + 0.700% spread) (5)
9/22 at 100.00 A-   312,422
11,985 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial
Receipts CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put
4/01/24), 144A
4/24 at 100.00 N/R   12,086,633
5,350 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 4.000%, 10/01/44
10/24 at 100.00 AAA   4,939,120
525 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series
2018, 5.125%, 9/01/28
No Opt. Call N/R   528,812
Town of Lakewood Village, Texas, Lakewood Village
Public Improvement District Improvement District No. 1
Project, Special Assessment Revenue Bonds, Series 2022:
400 4.375%, 9/15/27, 144A No Opt. Call N/R 385,500
500 4.750%, 9/15/32, 144A No Opt. Call N/R 472,645
1,000 5.250%, 9/15/42, 144A 9/32 at 100.00 N/R 917,750

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
296
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022:
$ 400 4.375%, 9/01/27, 144A , (WI/DD, Settling 10/13/22) No Opt. Call N/R $ 392,572
300 4.750%, 9/01/32, 144A , (WI/DD, Settling 10/13/22) No Opt. Call N/R 291,456
6,350 Travis County, Texas, Texas Housing Finance Corporation, Multi-Family
Housing Revenue Variable-Rate Bonds, Montopolis Apartments
Project, Series 2020, 0.400%, 7/01/41, (Mandatory Put 7/01/24)
7/23 at 100.00 Aaa   5,930,773
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
425 5.000%, 9/01/31 No Opt. Call Baa2 432,539
425 4.000%, 9/01/32 9/31 at 100.00 Baa2 388,658
755 3.000%, 9/01/34 9/31 at 100.00 Baa2 607,632
280 4.000%, 9/01/35 9/31 at 100.00 Baa2 247,184
900 3.000%, 9/01/37 9/31 at 100.00 Baa2 685,332
750 3.000%, 9/01/40 9/31 at 100.00 Baa2 537,593
Venus, Johnson County, Texas, Special Assessment
Revenue Bonds, Patriot Estates Public Improvement
District, Series 2021:
249 2.625%, 9/15/26, 144A No Opt. Call N/R 220,724
250 3.125%, 9/15/31, 144A 9/29 at 100.00 N/R 204,667
549 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2015, 4.000%, 12/01/27
12/24 at 100.00 N/R   532,590
540 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 4.500%, 9/01/27
No Opt. Call N/R   535,707
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
1,300 5.500%, 9/01/25 No Opt. Call N/R 1,284,803
1,840 6.125%, 9/01/35 9/25 at 100.00 N/R 1,786,548
2,025 6.250%, 9/01/40 9/25 at 100.00 N/R 1,932,640
523,486 Total Texas 434,945,533
Utah - 0.8%
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 471,766
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,433,098
2,074 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   2,073,846
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 N/R   3,618,941
2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%,
6/01/41, 144A
6/27 at 103.00 N/R   2,312,466
1,345 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   1,251,576
Military Installation Development Authority, Utah, Tax
Allocation and Hotel Tax Revenue Bonds, Series 2021A-1:
1,000 4.000%, 6/01/36 9/26 at 103.00 N/R 817,460
1,000 4.000%, 6/01/41 9/26 at 103.00 N/R 771,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds, Series 2021A-2:
$ 6,730 4.000%, 6/01/36 9/26 at 103.00 N/R $ 5,500,967
8,580 4.000%, 6/01/41 9/26 at 103.00 N/R 6,562,842
8,270 4.000%, 6/01/52 9/26 at 103.00 N/R 5,746,658
5,000 UIPA Crossroads Public Infrastructure District, Utah, Tax Differential
Revenue Bonds, Series 2021, 4.125%, 6/01/41, 144A
12/26 at 103.00 N/R   4,161,900
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
570 3.500%, 6/15/24, 144A No Opt. Call N/R 556,400
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 N/R 1,634,851
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 N/R 2,001,763
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy
Project, Series 2020A:
675 3.125%, 6/15/29, 144A No Opt. Call N/R 602,971
475 5.000%, 6/15/39, 144A 12/29 at 100.00 N/R 435,613
Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A:
1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 N/R 1,121,695
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 N/R 1,768,790
1,660 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call BB   1,636,743
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 BB   784,943
Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A:
370 3.625%, 6/15/29, 144A 6/27 at 100.00 N/R 332,896
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 N/R 1,217,957
56,094 Total Utah 46,817,732
Vermont - 0.1%
Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series
2021A:
1,215 4.000%, 5/01/37 5/28 at 103.00 N/R 971,903
1,015 4.000%, 5/01/45 5/28 at 103.00 N/R 736,727
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Champlain College Project,
Series 2016A:
695 5.000%, 10/15/26 No Opt. Call BBB 704,049
875 5.000%, 10/15/28 10/26 at 100.00 BBB 883,059
1,000 5.000%, 10/15/30 10/26 at 100.00 BBB 1,005,030
1,000 5.000%, 10/15/31 10/26 at 100.00 BBB 1,001,750
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Saint Michael's College Project,
Series 2012:
170 5.000%, 10/01/24 10/22 at 100.00 BBB 170,097
555 5.000%, 10/01/25 10/22 at 100.00 BBB 555,289
805 5.000%, 10/01/27 10/22 at 100.00 BBB 805,338
7,330 Total Vermont 6,833,242

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
298
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 0.8%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
$ 1,000 5.000%, 10/01/25 No Opt. Call N/R $ 1,026,390
1,855 5.000%, 10/01/26 No Opt. Call N/R 1,905,289
2,995 5.000%, 10/01/27 No Opt. Call N/R 3,080,927
7,305 5.000%, 10/01/28 No Opt. Call N/R 7,512,681
3,825 5.000%, 10/01/30 No Opt. Call N/R 3,912,439
475 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 N/R   445,032
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
450 5.000%, 10/01/24, 144A No Opt. Call N/R 446,422
1,150 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R 1,093,432
925 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R   917,646
6,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   5,619,900
6,080 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   5,890,912
420 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   414,149
3,610 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2003, 4.500%, 7/01/28 - AMBAC Insured
10/22 at 100.00 Caa2   3,613,430
4,810 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
10/22 at 100.00 Caa3   4,260,169
4,545 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 N/R   4,228,759
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT),
144A
10/29 at 104.00 N/R   950,280
46,445 Total Virgin Islands 45,317,857
Virginia - 0.6%
Ballston Quarter Community Development Authority,
Arlington County, Virginia, Revenue Bonds, Series 2016A:
910 5.000%, 3/01/26 No Opt. Call N/R 817,371
2,000 5.125%, 3/01/31 3/27 at 100.00 N/R 1,576,420
2,730 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29, 144A (7)
11/24 at 100.00 N/R   1,867,593
535 Cherry Hill Community Development Authority, Virginia, Special
Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%,
3/01/25, 144A
No Opt. Call N/R   529,811
Cutalong II Community Development Authority, Louisa
County, Virginia, Special Assessment Revenue Bonds,
Cutalong II Project, Series 2022:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 N/R 711,715
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 N/R 2,676,029
1,950 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R   1,742,052

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 1,060 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call N/R   $ 1,035,482
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
500 5.000%, 1/01/34 1/24 at 104.00 N/R 472,780
17,350 5.250%, 1/01/54 1/24 at 104.00 N/R 14,956,915
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc.
- Harbor's Edge Project, Refunding Series 2014:
300 4.000%, 1/01/24 No Opt. Call N/R 295,986
705 4.000%, 1/01/25 No Opt. Call N/R 686,254
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green
Series 2015B:
1,480 5.000%, 7/01/23, 144A No Opt. Call Ba2 1,487,814
1,550 5.000%, 7/01/24, 144A No Opt. Call Ba2 1,562,478
1,635 5.000%, 7/01/25, 144A No Opt. Call Ba2 1,649,862
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021:
2,110 3.000%, 6/01/41 6/31 at 100.00 BBB- 1,444,295
105 4.000%, 6/01/46 6/31 at 100.00 BBB- 82,797
1,455 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28,
144A
No Opt. Call N/R   1,483,605
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3   95,575
345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48,
(AMT), (Mandatory Put 7/01/38), 144A
7/23 at 100.00 B   316,061
40,967 Total Virginia 35,490,895
Washington - 0.8%
1,140 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series
2015A, 4.250%, 12/01/25
No Opt. Call N/R   1,106,609
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R   1,312,740
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
1,320 5.500%, 6/01/27, (AMT) 10/22 at 100.00 N/R 1,310,153
1,500 5.600%, 6/01/37, (AMT) 10/22 at 100.00 N/R 1,372,305
Port of Pasco, Washington, Airport and General Port
Revenue Bonds, Series 2014A:
1,110 5.000%, 12/01/23, (AMT) No Opt. Call A- 1,127,682
1,165 5.000%, 12/01/24, (AMT) 6/24 at 100.00 A- 1,186,087
1,000 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB   971,420
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase
I Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 AA   665,131

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
300
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 235 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
10/22 at 100.00 N/R   $ 216,907
5 Tukwila, Washington, Special Assessment Bonds, Local Improvement
District 33 Series 2013, 4.500%, 1/15/23
1/22 at 100.00 BBB   5,015
3,860 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (7)
No Opt. Call N/R   2,869,099
12,910 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A,
7.500%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   5,178,201
1,130 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018,
7.250%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   453,243
6,085 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A,
7.500%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   2,440,693
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (7)
No Opt. Call N/R   746,400
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 6.006%,
1/01/35, 144A, (IF) (4)
7/24 at 100.00 A1   5,103,950
4,370 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   4,351,559
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
6,065 3.000%, 7/01/43 - AGM Insured 7/31 at 100.00 BBB- 4,018,791
2,465 3.000%, 7/01/48 - AGM Insured 7/31 at 100.00 BBB- 1,533,920
445 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series
2016A, 4.000%, 7/01/26, 144A
7/24 at 102.00 N/R   420,801
910 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%,
7/01/25, (ETM), 144A
No Opt. Call N/R  (6) 942,196
100 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22,
(ETM), 144A
No Opt. Call N/R  (6) 100,000
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB   931,930
Washington State Housing Finance Commission,
Nonprofit Refunding Revenue Bonds, Wesley Homes at
Lea Hill Project, Series 2016:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 N/R 2,738,514
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 N/R 1,795,360
Washington State Housing Finance Commission,
Revenue Bonds, Rockwood Retirement Communities
Project, Series 2014A:
835 6.000%, 1/01/24, 144A No Opt. Call N/R 838,215
1,500 7.500%, 1/01/49, 144A 1/24 at 100.00 N/R 1,508,280
62,165 Total Washington 45,245,201

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.2%
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
$ 2,500 4.000%, 6/01/27 No Opt. Call N/R $ 2,287,800
1,500 4.500%, 6/01/32 6/27 at 100.00 N/R 1,303,770
465 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
5.750%, 7/01/23, (ETM), 144A
No Opt. Call N/R  (6) 472,979
1,005 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
4.500%, 6/01/27, 144A
No Opt. Call N/R   983,463
220 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   187,766
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A, 4.250%, 6/01/42, 144A
6/31 at 100.00 N/R   380,600
1,625 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   1,286,252
2,825 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B   2,737,623
West Virginia Hospital Finance Authority, Hospital
Revenue Bonds, Cabell Huntington Hospital, Inc. Project,
Refunding & Improvement Series 2018A:
1,000 5.000%, 1/01/33 1/29 at 100.00 BBB+ 1,003,590
1,180 5.000%, 1/01/34 1/29 at 100.00 BBB+ 1,177,487
1,000 5.000%, 1/01/36 1/29 at 100.00 BBB+ 988,470
13,820 Total West Virginia 12,809,800
Wisconsin - 4.8%
105 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%,
6/01/23
No Opt. Call N/R   104,258
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R   2,743,330
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
300 5.000%, 11/15/31 11/26 at 100.00 A 316,116
190 5.000%, 11/15/33 11/26 at 100.00 A 199,910
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 N/R   143,565
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 N/R 235,675
895 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 734,876
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36,
144A
6/27 at 100.00 N/R   328,720
335 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37,
144A
6/30 at 100.00 N/R   315,677

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
302
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 140 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call N/R   $ 136,394
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds,
North Carolina, Series 2019A:
940 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 862,817
390 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 349,947
810 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R   755,147
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Discovery Charter School Project, Series
2022A:
4,425 6.500%, 6/01/42, 144A 6/30 at 100.00 N/R 4,523,412
2,765 6.500%, 6/01/47, 144A 6/30 at 100.00 N/R 2,811,286
1,795 6.625%, 6/01/52, 144A 6/30 at 100.00 N/R 1,816,773
1,015 6.750%, 6/01/62, 144A 6/30 at 100.00 N/R 937,952
535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26,
144A
No Opt. Call N/R   508,566
1,275 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
5.750%, 7/15/32
10/22 at 100.00 BB+   1,275,587
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
650 5.000%, 1/01/31, 144A 1/28 at 100.00 N/R 632,827
355 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 310,366
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Guilford Preparatory Academy, North
Carolina, Taxable Series 2022A:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 N/R 667,515
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 N/R 1,673,260
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
6,475 4.100%, 6/15/26, 144A No Opt. Call N/R 5,978,950
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 4,124,282
2,960 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.000%, 6/15/27, 144A
6/24 at 100.00 N/R   2,793,855
1,125 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25,
144A
No Opt. Call BBB-   1,108,969
240 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call N/R   237,149
1,535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 N/R   1,458,096

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2022A:
$ 510 4.500%, 6/15/32, 144A No Opt. Call Ba2 $ 471,301
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 Ba2 1,179,262
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%,
10/01/22, (ETM)
No Opt. Call Baa3  (6) 105,000
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, The Foundation of
the University of North Carolina at Charlotte Inc., Series
2021A:
3,920 4.000%, 9/01/36 9/31 at 100.00 N/R 3,267,241
2,565 4.000%, 9/01/41 9/31 at 100.00 N/R 1,990,748
5,000 4.000%, 9/01/51 9/31 at 100.00 N/R 3,496,150
Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District
Project, Series 2017:
3,280 6.750%, 3/01/27, 144A No Opt. Call N/R 3,496,382
2,500 7.000%, 3/01/47, 144A 3/27 at 100.00 N/R 2,662,950
85 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A
No Opt. Call BB+   86,325
Public Finance Authority of Wisconsin, Education
Revenue Bonds, North Carolina Leadership Academy,
Series 2019A:
290 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 269,732
440 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 405,728
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Shining Rock Classical Academy, Series
2022A:
500 5.625%, 6/15/37 6/29 at 101.00 N/R 459,145
750 5.875%, 6/15/42 6/29 at 101.00 N/R 679,357
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 N/R   236,310
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 N/R   865,320
5,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25, 144A
6/24 at 100.00 N/R   4,908,050
335 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call N/R   322,494
8,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.000%,
4/01/43
4/32 at 100.00 BBB   7,236,400
Public Finance Authority of Wisconsin, Educational
Facility Revenue Bonds, The ASK Academy Project, Series
2015A:
390 5.250%, 2/01/25 No Opt. Call N/R 385,944
1,380 5.750%, 2/01/35 2/25 at 100.00 N/R 1,284,159
1,210 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   1,000,307
785 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/25, 144A
No Opt. Call BB   777,440

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
304
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+   $ 180,108
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   886,010
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
30,785 3.125%, 8/01/27, 144A (7) No Opt. Call N/R 26,551,447
7,270 6.750%, 8/01/31, 144A (7) No Opt. Call N/R 5,630,179
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
21,495 5.000%, 12/01/27, 144A No Opt. Call N/R 18,826,825
12,615 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 10,646,051
300 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 252,753
7,250 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 6,105,515
1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R   1,851,648
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   1,104,618
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A (7)
10/27 at 100.00 N/R   1,486,106
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (7)
10/27 at 100.00 N/R   652,500
3,320 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB-   3,334,674
13,540 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call N/R   12,103,000
1,285 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.000%, 4/01/25
No Opt. Call BB   1,290,024
600 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A
No Opt. Call BB   592,992
4,225 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Refunding Series 2017A,
4.563%, 6/01/27
6/23 at 104.00 N/R   4,426,279
2,320 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Series 2017B, 4.438%,
6/01/24
6/23 at 104.00 N/R   2,428,646
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   4,435,340
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
5,665 5.000%, 6/01/27 , (WI/DD, Settling 3/03/23) No Opt. Call N/R 5,459,021
5,330 4.000%, 6/01/31 6/27 at 103.00 N/R 4,601,549
7,130 4.000%, 6/01/36 6/27 at 103.00 N/R 5,642,183
2,500 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 2,083,225
11,130 4.000%, 6/01/41 6/27 at 103.00 N/R 8,194,796

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
$ 1,430 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R $ 1,123,522
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 2,898,689
Public Finance Authority of Wisconsin, Revenue Bonds,
Viticus Group Project, Series 2022A:
1,285 4.000%, 12/01/31, 144A No Opt. Call N/R 1,144,267
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 N/R 1,786,839
Public Finance Authority of Wisconsin, Senior Living
Facility Revenue Bonds, Mary's Woods at Marylhurst Inc.,
Series 2017A:
1,910 5.000%, 5/15/26, 144A 5/25 at 102.00 BB 1,883,871
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 BB 1,144,239
1,000 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 894,000
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 15,642,525
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 5,199,825
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 1,718,925
540 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/23
No Opt. Call BBB-   542,457
2,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 Baa3   1,967,780
Public Finance Authority, Wisconsin, Revenue Bonds,
Ocean Academy Charter School, Series 2021:
285 4.000%, 10/15/31, 144A No Opt. Call N/R 249,692
570 5.000%, 10/15/41, 144A 10/31 at 100.00 N/R 495,324
3,500 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 Baa1   2,110,640
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
6/23 at 105.00 N/R   17,525,858
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   796,390
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of
the Midwest Obligated Group, Refunding Series 2017:
3,815 5.000%, 8/01/27 8/24 at 103.00 N/R 3,635,390
4,015 5.000%, 8/01/32 8/24 at 103.00 N/R 3,584,993
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series
2019:
1,000 4.250%, 8/01/34 8/26 at 103.00 N/R 725,810
2,300 4.500%, 8/01/39 8/26 at 103.00 N/R 1,555,904
635 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%,
10/01/24
10/22 at 102.00 N/R   620,211
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485 5.000%, 5/01/24 No Opt. Call BBB+ 1,513,943
350 5.000%, 5/01/25 5/24 at 100.00 BBB+ 355,407
800 5.000%, 5/01/26 5/24 at 100.00 BBB+ 811,896

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
306
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
$ 1,230 3.000%, 12/01/31 12/26 at 100.00 N/R $ 998,600
850 4.000%, 12/01/41 12/26 at 100.00 N/R 661,963
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center,
Inc., Series 2014:
645 5.000%, 5/01/23 No Opt. Call N/R 639,234
1,250 5.000%, 5/01/26 5/24 at 100.00 N/R 1,176,350
1,000 5.125%, 5/01/29 5/24 at 100.00 N/R 912,900
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital,
Inc., Series 2014A:
385 5.000%, 7/01/25 7/24 at 100.00 A 393,089
670 5.000%, 7/01/26 7/24 at 100.00 A 683,876
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities
Inc., Refunding Series 2021B:
530 4.000%, 9/01/36 9/27 at 103.00 BBB- 466,008
500 4.000%, 9/15/41 9/27 at 103.00 BBB- 421,270
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities
Inc., Refunding Series 2022. Forward Delivery:
775 4.000%, 9/15/36 9/27 at 103.00 BBB- 670,987
770 4.000%, 9/15/41 9/27 at 103.00 BBB- 636,682
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Vernon Memorial Healthcare
Inc., Series 2014:
945 5.000%, 3/01/24 No Opt. Call BB 946,899
525 5.000%, 3/01/25 3/24 at 100.00 BB 525,305
820 5.000%, 3/01/26 3/24 at 100.00 BB 820,172
1,095 5.000%, 3/01/27 3/24 at 100.00 BB 1,094,989
1,130 5.000%, 3/01/28 3/24 at 100.00 BB 1,129,458
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014,
5.000%, 12/01/29
12/22 at 102.00 N/R   3,837,974
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%,
7/01/37, 144A
7/28 at 102.00 N/R   2,179,725
339,420 Total Wisconsin 290,560,389
Wyoming - 0.1%
Sweetwater County, Wyoming, Hospital Revenue Bonds,
Memorial Hospital Project, Refunding Series 2013A:
1,230 5.000%, 9/01/23, (ETM) No Opt. Call BB+ (6) 1,249,016
1,045 5.000%, 9/01/24, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,061,156
1,360 5.000%, 9/01/25, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,381,025
1,310 5.000%, 9/01/30, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,330,253
4,945 Total Wyoming 5,021,450
$ 7,088,668 Total Municipal Bonds (cost $6,606,961,763) 5,927,247,882

Investments in Derivatives
Shares Description (1) Value
X 371,433,382 COMMON STOCKS - 6.2%
X 371,433,382
Independent Power and Renewable Electricity Producers - 6.2%
4,940,062 Energy Harbor Corp (9),(10),(11) $ 371,433,382
Total Common Stocks (cost $107,569,027) 371,433,382
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
33,001,364 CORPORATE BONDS - 0.5%
X 33,001,364
Electric Utilities - 0.2%
$ 1,865 FirstEnergy Corp (7) 6.050% 8/15/22 N/R $ 2,331
1,165 FirstEnergy Corp (7) 6.800% 8/15/39 N/R 1,456
3,240 Talen Energy Supply LLC, 144A (7) 7.250% 5/15/27 N/R 3,312,900
4,375 Talen Energy Supply LLC (7) 6.500% 6/01/25 N/R 3,509,805
2,945 Talen Energy Supply LLC (7) 6.000% 12/15/36 N/R 2,317,411
1,000 Talen Energy Supply LLC, 144A (7) 10.500% 1/15/26 N/R 820,000
700 Talen Energy Supply LLC, 144A (7) 6.625% 1/15/28 N/R 708,750
15,290 Total Electric Utilities 10,672,653
Health Care Providers & Services - 0.2%
17,745 Tower Health 4.451% 2/01/50 BB- 10,167,885
Hotels, Restaurants & Leisure - 0.1%
9,500 Wild Rivers Water Park 8.500% 11/01/51 N/R 8,217,500
Independent Power and Renewable Electricity Producers - 0.0%
12,049 Talen Energy Corp 0.000% 8/31/23 N/R 1,942,746
Machinery - 0.0%
1,018 Columbia Pulp I LLC 16.000% 2/28/23 N/R 1,018,460
Real Estate Management & Development - 0.0%
25,045 Zilkha Biomass Selma LLC (7),(8) 10.000% 8/01/38 N/R 250
2,300 Zilkha Biomass Selma LLC (7),(8) 5.000% 8/01/28 N/R 981,870
27,345 Total Real Estate Management & Development 982,120
$ 82,947 Total Corporate Bonds (cost $63,138,483) 33,001,364
Total Long-Term Investments (cost $6,777,669,273) 6,331,682,628
Borrowings - (4.0)% (12) (241,730,000)
Floating Rate Obligations - (3.0)% (181,005,000)
Other Assets Less Liabilities -   2.0%(13) 122,723,585
Net Assets - 100% $ 6,031,671,213
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (8,628) 12/22 $ (960,252,872) $ (927,577,411) $ 32,675,461
U.S. Treasury 10-Year Note (4,343) 12/22 (510,041,403) (486,687,437) 23,353,966
Total $(1,470,294,275) $(1,414,264,848) $56,029,427
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
308
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Borrowings as a percentage of Total Investments is 3.8%.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.9%
X
1,159,747,223 MUNICIPAL BONDS - 93.8%
X 1,159,747,223
Alabama - 1.6%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 A- $ 1,379,865
1,500 4.000%, 7/01/43 7/28 at 100.00 A- 1,346,250
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call B-   4,699,611
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B-   1,019,560
5,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 A-   4,635,840
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BB   1,010,180
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BB   1,072,820
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   245,855
1,000 The DCH Health Care Authority, Alabama, Revenue Bonds, Series
2021A, 4.000%, 6/01/51
6/31 at 100.00 A   830,930
4,500 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   3,801,465
21,530 Total Alabama 20,042,376
Alaska - 0.1%
1,665 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A 1,557,308
Arizona - 2.0%
1,000 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   978,950
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
970 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 965,451
1,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 970,270
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB   185,182
615 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/51, 144A
7/29 at 100.00 Ba1   438,643

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
310
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   $ 1,412,520
4,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   2,893,720
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   1,631,628
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/50, 144A
7/28 at 100.00 BB+   74,269
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   3,736,150
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 Ba2   380,784
1,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.250%, 10/01/40, 144A
10/27 at 103.00 N/R   976,120
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A2   739,986
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32, (AMT)
7/27 at 100.00 A+   2,055,820
100 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R   95,020
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward
Delivery:
1,100 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 858,814
1,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 712,840
1,200 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 820,224
4,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/49, 144A
7/26 at 103.00 N/R   3,444,000
100 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
5.250%, 7/01/36
7/26 at 100.00 BB-   95,665
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%,
7/01/39
7/25 at 100.00 N/R   22,222
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
355 4.000%, 4/01/36 4/31 at 100.00 A 326,099
435 4.000%, 4/01/39 4/31 at 100.00 A 389,508
160 4.000%, 4/01/40 4/31 at 100.00 A 142,110
710 4.000%, 4/01/41 4/31 at 100.00 A 625,922
30,505 Total Arizona 24,971,917

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 1.0%
$ 8,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   $ 7,237,680
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B-   2,030,725
2,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 B-   2,055,294
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 BBB+   1,467,270
14,430 Total Arkansas 12,790,969
California - 9.6%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 Ba3   1,001,680
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   2,750,539
3,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   2,500,321
725 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R   618,759
2,270 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   372,643
3,526 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+   3,048,731
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA   851,600
California Infrastructure and Economic Development
Bank, Revenue Bonds, California Science Center Phase III
Project, Green Series 2021B:
1,250 4.000%, 5/01/46 11/31 at 100.00 A- 1,099,925
3,075 4.000%, 5/01/51 11/31 at 100.00 A- 2,658,583
4,635 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 A-   3,971,871
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R   214,148
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   458,151
6,375 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021,
3.637%, 7/01/30
4/30 at 100.00 Baa2   5,255,486
100 California Municipal Finance Authority, Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/36, 144A
11/26 at 100.00 N/R   80,674
2,000 California Municipal Finance Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2020A, 3.000%, 11/01/48
11/30 at 100.00 A2   1,257,560

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
312
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,020 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+   $ 3,699,405
840 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 Baa3   796,110
1,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   790,890
400 California Public Finance Authority, Charter School Lease Revenue
Bonds, Laverne Elementary Preparatory Academy Project, Series
2019A, 5.000%, 6/15/49, 144A
6/23 at 100.00 N/R   345,624
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   385,170
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   299,352
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   532,422
500 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2   433,610
California State Public Works Board, Lease Revenue
Bonds, Various Capital Projects, Series 2021B:
1,220 4.000%, 5/01/38 5/31 at 100.00 A+ 1,156,426
1,500 4.000%, 5/01/39 5/31 at 100.00 A+ 1,413,345
3,545 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB-   3,556,202
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB-   912,420
14,010 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50
4/30 at 100.00 A   9,336,964
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Series 2020A:
125 5.000%, 9/02/40 9/30 at 100.00 N/R 124,744
195 5.000%, 9/02/50 9/30 at 100.00 N/R 187,163
18 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 2039 2039 (4),(5)
1/22 at 100.00 N/R   17,445
995 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R   679,157
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   1,235,880
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%,
9/01/39
10/22 at 100.00 N/R   1,000,970
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   3,653,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,180 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%,
1/01/54, 144A
1/31 at 100.00 N/R   $ 5,265,793
445 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1,
3.200%, 9/01/46, 144A
9/31 at 100.00 N/R   313,462
930 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%,
8/01/56, 144A
8/31 at 100.00 N/R   695,203
500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   330,765
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
1,920 0.000%, 4/01/36 - SYNCORA GTY Insured No Opt. Call AA 1,035,955
2,990 0.000%, 4/01/37 - SYNCORA GTY Insured No Opt. Call AA 1,524,990
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B:
2,855 1.886%, 6/01/27 No Opt. Call AA- 2,462,095
4,015 2.246%, 6/01/29 No Opt. Call Aa3 3,315,466
26,080 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   2,290,085
3,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 BBB-   2,607,510
Huntington Beach, California, Pension Obligation Bonds,
Taxable Series 2021:
1,125 1.911%, 6/15/28 - BAM Insured No Opt. Call AA+ 955,260
4,830 2.963%, 6/15/36 - BAM Insured 6/31 at 100.00 AA+ 3,684,710
1,360 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA   1,435,222
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Series 2022G:
3,375 5.500%, 5/15/35, (AMT) 11/31 at 100.00 Aa2 3,668,625
4,275 5.500%, 5/15/36, (AMT) 11/31 at 100.00 AA 4,638,503
5,330 5.500%, 5/15/37, (AMT) 11/31 at 100.00 Aa2 5,765,888
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (6)
1/27 at 100.00 AA-   3,087,780
2,500 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 Aa2   2,619,725
1,890 Los Angeles Municipal Improvement Corporation, California, Lease
Revenue Bonds, Capital Equipment Program, Refunding Series 2021A,
1.648%, 11/01/28
No Opt. Call AA-   1,570,061
Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Series 2022B:
1,085 5.000%, 7/01/39 7/32 at 100.00 AAA 1,201,768
1,220 5.000%, 7/01/40 7/32 at 100.00 AAA 1,343,720
Ravenswood City School District, San Diego County,
California, General Obligation Bonds, Election 2018
Series 2021A:
150 4.000%, 8/01/36 8/29 at 100.00 AAA 145,548
380 4.000%, 8/01/39 8/29 at 100.00 AAA 354,145

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
314
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
$ 1,265 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA $ 1,322,330
625 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA 657,325
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,265 5.000%, 9/01/42 9/29 at 103.00 N/R 1,166,064
2,130 5.250%, 9/01/47 9/29 at 103.00 N/R 2,031,168
1,000 5.000%, 9/01/52 9/29 at 103.00 N/R 903,470
965 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   977,844
1,040 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 A   1,054,924
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
10/22 at 35.89 N/R   1,363,043
750 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%,
6/15/41
6/30 at 100.00 A1   571,282
750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call AA-   624,547
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
500 1.882%, 3/01/28 No Opt. Call A- 425,075
290 2.310%, 3/01/30 No Opt. Call A- 239,163
420 3.290%, 3/01/41 3/31 at 100.00 A- 302,312
167,434 Total California 118,647,796
Colorado - 9.6%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R   2,409,133
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   378,390
Arista Metropolitan District, Broomfield County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Convertible to Unlimited Tax
Series 2018A:
1,000 4.375%, 12/01/28 12/23 at 103.00 N/R 957,440
1,000 5.125%, 12/01/48 12/23 at 103.00 N/R 896,240
6,250 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   5,411,000
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R   848,400
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,272,270
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   825,430

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 746 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   $ 639,359
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   831,960
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
10/22 at 100.00 N/R   986,850
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
2,900 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 2,857,863
1,500 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 1,414,110
5,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 4,450,500
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   842,600
1,700 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A, 6.500%,
12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R  (7) 1,759,194
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R   342,564
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 79,101
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 72,324
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54,
144A
12/26 at 103.00 N/R   321,890
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 N/R   391,605
250 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   229,498
2,315 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 AA-   2,433,412
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   447,545
1,500 Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R   1,435,080
1,000 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   909,590
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
1,545 5.500%, 11/15/42, (AMT) 11/32 at 100.00 AA- 1,630,840
1,235 5.500%, 11/15/53, (AMT) 11/32 at 100.00 AA- 1,275,175

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
316
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 1,250 5.000%, 12/01/29 12/26 at 100.00 BBB- $ 1,279,825
2,000 5.000%, 12/01/30 12/26 at 100.00 BBB- 2,039,720
625 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/24 at 100.00 BBB-   516,100
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R   955,640
685 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/36
9/30 at 100.00 A   729,799
4,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   4,421,368
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R   867,306
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 N/R   958,470
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
1,665 5.250%, 12/01/32 12/30 at 102.00 N/R 1,605,193
4,445 5.750%, 12/01/52 12/30 at 102.00 N/R 4,133,183
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,626,240
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R   838,720
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   840,640
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R   912,429
2,411 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   2,335,970
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   458,875
615 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciation Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   475,918
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%,
12/01/35
12/25 at 103.00 N/R   885,950
1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 5.250%, 12/01/47
12/23 at 103.00 N/R   892,590
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   462,950
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
10/22 at 102.00 N/R   467,830

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Mayberry Community Authority, Colorado Springs, El
Paso County, Colorado, Special Revenue Bonds, Series
2021A:
$ 500 5.000%, 12/01/41 6/26 at 103.00 N/R $ 434,875
500 5.000%, 4/15/51 6/26 at 103.00 N/R 405,405
500 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   378,535
Mirabelle Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
500 5.000%, 12/01/39 3/25 at 103.00 N/R 454,735
1,000 5.000%, 12/01/49 3/25 at 103.00 N/R 853,190
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   429,310
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   876,540
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   829,220
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
2,500 5.000%, 12/01/39 12/24 at 103.00 N/R 2,347,650
6,500 5.000%, 12/01/49 12/24 at 103.00 N/R 5,754,515
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   440,470
290 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   240,607
7,980 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   7,313,909
1,305 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R   1,233,186
845 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   771,485
Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 N/R 1,354,480
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 1,810,840
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   377,950
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R   1,490,385
500 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   445,110

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
318
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/47
12/27 at 100.00 A2   $ 2,051,320
2,105 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   1,395,868
500 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/36
1/31 at 100.00 Baa2   452,335
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 Aa2   1,923,654
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   820,197
875 South Maryland Creek Ranch Metropolitan District, Summit County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   818,615
1,400 South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2019,
4.000%, 12/01/39 - AGM Insured
12/29 at 100.00 Baa3   1,303,008
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,489,010
500 Tallman Gulch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement Bonds,
Subordinate Limited Tax General Obligation Bonds, Series 2018A,
5.250%, 12/01/47
12/22 at 103.00 N/R   463,185
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
1,500 5.000%, 12/01/39 9/24 at 103.00 N/R 1,379,730
1,000 5.000%, 12/01/49 9/24 at 103.00 N/R 864,320
1,889 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   1,341,794
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 486,795
3,820 5.375%, 12/01/39 12/23 at 103.00 N/R 3,709,296
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   1,043,008
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   1,743,200
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,256,775
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   863,570
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,267,940
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
9/24 at 103.00 N/R   459,555

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R   $ 1,644,490
132,698 Total Colorado 119,074,141
Connecticut - 0.3%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
10/22 at 100.00 Caa1   195,714
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB   89,243
2,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 A2   1,637,172
1,040 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 5.000%, 5/01/41
5/31 at 100.00 AA-   1,096,690
1,000 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   1,003,900
4,365 Total Connecticut 4,022,719
Delaware - 0.2%
Delaware Health Facilities Authority, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,000 4.375%, 6/01/48 12/28 at 100.00 BBB 860,590
1,500 5.000%, 6/01/48 12/28 at 100.00 BBB 1,474,440
35 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 BB-   29,912
2,535 Total Delaware 2,364,942
District of Columbia - 1.8%
30 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A-   30,648
8,000 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/35
12/32 at 100.00 AAA   8,782,480
District of Columbia, Income Tax Secured Revenue
Bonds, Series 2022A:
4,625 5.000%, 7/01/36 7/32 at 100.00 AAA 5,048,789
2,300 5.000%, 7/01/47 7/32 at 100.00 Aa1 2,419,922
2,005 5.500%, 7/01/47 7/32 at 100.00 Aa1 2,205,219
275 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%,
10/01/35
10/29 at 100.00 Baa2   253,055
415 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call A+   431,862
1,300 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/40
10/30 at 100.00 A+   1,186,081
Washington Convention and Sports Authority,
Washington D.C., Dedicated Tax Revenue Bonds,
Refunding Senior Lien Series 2021B:
825 4.000%, 10/01/36 10/30 at 100.00 A+ 769,725
625 4.000%, 10/01/38 10/30 at 100.00 A+ 570,644
20,400 Total District of Columbia 21,698,425

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
320
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida - 10.4%
$ 3,105 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.935%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (8)
10/22 at 100.00 A3   $ 2,928,294
570 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R   448,009
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R   915,800
1,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 3.750%, 5/01/41
5/31 at 100.00 N/R   788,840
500 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   389,535
485 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   378,106
1,000 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R   785,820
330 Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016,
4.125%, 5/01/31
5/27 at 100.00 N/R   313,196
995 Beaumont Community Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%,
11/01/49, 144A
11/29 at 100.00 N/R   979,468
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
1,500 4.000%, 9/01/37, (AMT), (UB) (6) 9/29 at 100.00 0 1,389,750
2,500 4.000%, 9/01/39, (AMT), (UB) (6) 9/29 at 100.00 0 2,269,700
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R   233,554
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40,
144A
7/26 at 100.00 N/R   2,977,965
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R   207,784
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R   732,969
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49,
144A
1/29 at 100.00 N/R   894,530
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 N/R   88,753
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 N/R   49,744

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
$ 500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R $ 352,485
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 706,330
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 345,985
1,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   847,230
1,892 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   397,362
100 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R   96,472
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   461,055
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   677,420
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 Ba2   88,779
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 Ba2   93,051
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   194,862
1,500 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   1,295,625
150 Copperspring Community Development District, Pasco County, Florida,
Special Assessment Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 N/R   130,314
1,000 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%,
5/01/48, 144A
5/28 at 100.00 N/R   954,620
500 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%,
5/01/51
5/30 at 100.00 N/R   400,585
1,000 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 4.000%, 8/15/45 - AGM Insured, (UB) (6)
2/30 at 100.00 0   831,270
285 Fiddlers Creek Community Development District 2, Collier County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2019,
5.000%, 5/01/35
5/29 at 100.00 N/R   284,484
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A, 4.750%, 7/15/36, 144A
7/26 at 100.00 N/R   91,994
1,250 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/40
6/27 at 100.00 BBB   1,251,088
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   91,878
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, River City Science Academy Projects, Series 2021A,
4.000%, 7/01/55
7/28 at 100.00 Baa3   362,725

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
322
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,510 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019,
5.000%, 5/01/29, (AMT), 144A
10/22 at 105.00 N/R   $ 1,435,950
14,320 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   12,376,633
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/22 at 102.00 N/R 1,094,225
10,100 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/22 at 103.00 N/R 9,243,924
3,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/22 at 103.00 N/R 2,658,146
Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
550 4.000%, 11/15/35 11/31 at 100.00 A2 509,592
1,000 4.000%, 11/15/37 11/31 at 100.00 A2 913,860
2,360 4.000%, 11/15/38 11/31 at 100.00 A2 2,138,915
28,360 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
10/22 at 100.00 N/R   27,688,152
1,100 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Jacksonville University Project, Series 2018A-1, 5.000%,
6/01/48, 144A
6/28 at 100.00 N/R   989,934
1,000 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R   964,690
500 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R   501,885
1,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A-   1,269,855
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 A1   2,129,840
155 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%,
5/01/36
5/26 at 100.00 N/R   152,956
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 N/R   860,610
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
2,375 3.000%, 11/15/51 11/31 at 100.00 Baa1 1,478,818
3,615 4.000%, 11/15/51 11/31 at 100.00 Baa1 2,890,879
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 N/R   94,389
2,500 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+   2,521,450
2,845 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call A2   1,015,608
1,195 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 A+   948,806

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
10/22 at 100.00 N/R   $ 145,009
1,500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,174,050
Miramar, Florida, Special Obligation Revenue Bonds,
Taxable Refunding Series 2021:
3,255 2.343%, 10/01/33 10/31 at 100.00 AA- 2,418,465
1,765 2.443%, 10/01/34 10/31 at 100.00 AA- 1,296,022
2,395 2.543%, 10/01/35 10/31 at 100.00 AA- 1,736,974
2,590 2.743%, 10/01/37 10/31 at 100.00 AA- 1,846,851
1,000 2.793%, 10/01/38 10/31 at 100.00 AA- 701,120
160 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.500%, 5/01/40
5/29 at 100.00 N/R   146,722
1,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R   785,170
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R   184,475
100 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/29
No Opt. Call N/R   100,813
420 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call N/R   352,582
165 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R   148,685
Sarasota National Community Development District,
Florida, Special Assessment Bonds, Refunding Series
2020:
995 3.500%, 5/01/31 5/30 at 100.00 N/R 873,699
1,135 4.000%, 5/01/39 5/30 at 100.00 N/R 981,866
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R   408,040
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 N/R   1,313,582
2,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 AA   1,906,969
3,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017, 4.000%, 8/15/47
8/27 at 100.00 A1   2,553,210
500 Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%,
5/01/49
5/29 at 100.00 N/R   480,870
715 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R   559,273
300 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   251,628

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
324
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
$ 6,130 0.000%, 9/01/45 9/30 at 54.56 A+ $ 1,760,168
3,894 0.000%, 9/01/49 9/30 at 46.08 A+ 886,002
205 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A-   184,670
2,000 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42 - BAM Insured
7/28 at 100.00 AA   1,820,340
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   890,070
500 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   441,045
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 N/R   997,010
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
100 4.625%, 5/01/39 5/29 at 100.00 N/R 93,697
200 4.750%, 5/01/50 5/29 at 100.00 N/R 179,328
90 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39
5/29 at 100.00 N/R   84,327
700 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-1, 4.500%, 5/01/51
5/30 at 100.00 N/R   598,801
156,271 Total Florida 128,908,081
Georgia - 1.0%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,500 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 795,000
500 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 265,000
1,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 A+   894,390
5,000 Atlanta, Georgia, General Obligation Bonds, Taxable Refunding Series
2021C, 2.388%, 12/01/34
12/31 at 100.00 AA+   3,905,400
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51
2/31 at 100.00 A   635,660
7,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds, First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   5,360,950
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 BBB+   203,376
500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 A-   529,025
16,700 Total Georgia 12,588,801
Guam - 0.4%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 BB   1,002,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
$ 420 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1   $ 340,179
1,700 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/35
5/31 at 100.00 Ba1   1,618,536
Guam A.B. Won Pat International Airport Authority,
Revenue Bonds, Series 2021A:
610 2.699%, 10/01/26 No Opt. Call Baa2 547,487
550 3.189%, 10/01/29 No Opt. Call Baa2 466,670
600 3.339%, 10/01/30 No Opt. Call Baa2 503,064
620 3.489%, 10/01/31 No Opt. Call Baa2 515,015
490 3.839%, 10/01/36 10/31 at 100.00 Baa2 405,132
85 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB-   80,431
6,075 Total Guam 5,479,134
Idaho - 0.2%
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 A-   1,022,320
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust
Funds, Series 2021A:
415 4.000%, 7/15/38 7/31 at 100.00 A2 381,352
730 4.000%, 7/15/39 7/31 at 100.00 A2 666,358
2,145 Total Idaho 2,070,030
Illinois - 6.7%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R   443,370
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A-   1,042,260
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB   1,335,387
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000 5.000%, 12/01/34 12/22 at 100.00 Ba3 956,010
1,000 4.000%, 12/01/35 12/22 at 100.00 Ba3 881,290
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB   997,420
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/37
12/30 at 100.00 BB   1,966,400
900 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Limited Tax Capital Improvement Green
Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA+   791,649
2,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/31
12/26 at 100.00 AA   2,095,060
780 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/55, (UB) (6)
12/29 at 100.00 A+   763,402
12,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   12,749,625
100 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R   100,267

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
326
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32
1/26 at 100.00 A   $ 1,034,280
3,830 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/47
1/27 at 100.00 A   3,862,134
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 A   987,240
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call BBB-   2,013,120
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2021A:
2,575 5.000%, 11/15/31 11/30 at 100.00 A2 2,734,264
1,600 5.000%, 11/15/33 11/30 at 100.00 A2 1,685,248
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
180 4.000%, 11/15/39 11/30 at 100.00 AA- 161,703
485 4.000%, 11/15/40 11/30 at 100.00 AA- 433,735
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A3   4,341,550
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.750%,
12/01/35, 144A
12/25 at 100.00 N/R   496,747
1,025 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois
Health Services Facility Project, Series 2020, 4.000%, 10/01/55
10/30 at 100.00 BBB+   775,863
6,810 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series
2019, 4.000%, 12/01/36
12/29 at 100.00 Aa1   6,422,307
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+   194,197
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 BBB-   250,284
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   870,761
6,595 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 AA-   6,602,452
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
25 5.000%, 10/01/46, (UB) (6) 10/25 at 100.00 AA- 25,491
225 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (6) 10/25 at 100.00 N/R (7) 235,982
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB-   4,633,816
5,752 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB-   6,107,602
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB-   2,509,175
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB-   5,149,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
$ 855 0.000%, 12/15/35 12/31 at 90.33 BB+ $ 423,268
1,715 0.000%, 6/15/36 12/31 at 89.03 BB+ 823,217
1,715 0.000%, 6/15/37 12/31 at 86.57 BB+ 772,539
2,285 0.000%, 6/15/38 12/31 at 84.11 A- 966,601
2,000 0.000%, 12/15/39 12/31 at 80.50 BBB 771,680
1,885 0.000%, 12/15/40 12/31 at 78.00 A- 681,823
855 0.000%, 6/15/41 12/31 at 76.71 BB+ 298,686
730 0.000%, 12/15/41 12/31 at 75.58 BB+ 247,484
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM
Insured
No Opt. Call AA   301,560
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37
- NPFG Insured
No Opt. Call BB+   1,118,950
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   378,004
92,657 Total Illinois 82,433,753
Indiana - 0.8%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,183,684
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1   1,006,480
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
10/22 at 100.00 B-   107,949
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B-   1,112,240
2,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 A+   2,035,760
2,500 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 Aa2   2,500,400
1,770 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA-   1,849,190
9,800 Total Indiana 9,795,703
Iowa - 0.4%
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/22 at 100.00 Ba2   895,610
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
1,975 5.000%, 12/01/50 12/29 at 103.00 BBB- 1,720,008
2,135 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB- 1,933,349
5,110 Total Iowa 4,548,967

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
328
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 0.2%
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
$ 1,680 5.000%, 3/01/25 No Opt. Call BB- $ 1,658,849
1,500 5.000%, 3/01/44 3/29 at 100.00 BB- 1,309,065
3,180 Total Kansas 2,967,914
Kentucky - 0.9%
60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB-   52,896
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   855,050
1,080 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A   796,878
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A   1,700,872
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (6)
12/27 at 100.00 A2   999,700
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
1,500 5.000%, 7/01/27 7/25 at 100.00 Baa2 1,512,990
1,000 5.000%, 7/01/30 7/25 at 100.00 Baa2 1,006,780
2,500 Kentucky Municipal Power Agency, Power System Revenue Bonds,
Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG
Insured
9/26 at 100.00 Baa1   2,624,625
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/34
11/28 at 100.00 A1   988,050
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   760,180
12,315 Total Kentucky 11,298,021
Louisiana - 1.2%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/34
12/29 at 100.00 BB   2,784,610
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51
6/31 at 100.00 N/R   791,110
270 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R   220,360
1,150 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R   936,169
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R   393,365
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   4,263,680
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   534,270

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   $ 774,692
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   1,065,920
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   1,026,590
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   927,910
780 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/39
2/31 at 100.00 BBB+   659,139
14,710 Total Louisiana 14,377,815
Maryland - 0.9%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC   2,473,811
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 N/R   191,164
195 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   180,059
145 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   133,812
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
205 4.000%, 8/01/37, (AMT) 8/31 at 100.00 A 185,295
230 4.000%, 8/01/38, (AMT) 8/31 at 100.00 A 205,119
275 4.000%, 8/01/39, (AMT) 8/31 at 100.00 A 244,090
685 4.000%, 8/01/40, (AMT) 8/31 at 100.00 A 604,985
685 4.000%, 8/01/41, (AMT) 8/31 at 100.00 A 602,437
500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (4)
10/22 at 100.00 N/R   300,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (4)
10/22 at 100.00 N/R   600,000
5,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2019, 4.000%, 3/15/33
3/29 at 100.00 AAA   5,092,550
11,960 Total Maryland 10,813,322
Massachusetts - 0.7%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
165 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 168,354
1,000 5.000%, 10/01/57, 144A 10/22 at 105.00 BB+ 1,015,870
185 Massachusetts Development Finance Agency, Revenue Bonds, Beth
Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31
7/29 at 100.00 A3   193,810
2,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   1,956,180

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
330
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
$ 470 5.000%, 10/01/39 10/32 at 100.00 A1 $ 492,405
2,895 5.000%, 10/01/41 10/32 at 100.00 A1 3,002,260
1,115 5.000%, 10/01/44 10/32 at 100.00 A1 1,151,338
7,830 Total Massachusetts 7,980,217
Michigan - 1.7%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
10/22 at 100.00 N/R   3,616,750
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 AAA   844,899
5,000 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A2   5,303,850
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 A   9,956,800
10,645 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   816,791
31,470 Total Michigan 20,539,090
Minnesota - 0.8%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R   1,164,940
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 5.000%, 12/01/47,
144A
12/27 at 100.00 N/R   44,796
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/23 at 100.00 BB+   3,006,630
2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/44
11/25 at 100.00 A3   1,994,680
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%,
12/01/40
12/25 at 100.00 Baa1   1,142,253
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R   20,343
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R   932,580
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   213,642
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 3.000%, 6/01/31, 144A
6/29 at 102.00 N/R   813,840
840 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3   830,802
10,705 Total Minnesota 10,164,506
Mississippi - 0.1%
1,000 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R   736,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A-   $ 1,028,110
2,000 Total Mississippi 1,764,470
Missouri - 0.7%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series
2015A, 5.250%, 6/01/39
6/24 at 100.00 N/R   909,342
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 Ba1 80,387
315 3.000%, 3/01/46 3/31 at 100.00 Ba1 192,994
85 4.000%, 3/01/46 3/31 at 100.00 Ba1 65,562
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A1   2,617,050
849 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   829,336
1,077 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   1,038,644
3,155 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/45 - AGM Insured, (UB) (6)
10/30 at 100.00 A2   3,193,996
9,656 Total Missouri 8,927,311
Nevada - 0.8%
2,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2019B, 3.000%, 6/15/36 - AGM Insured
6/29 at 100.00 A1   1,612,200
4,000 Clark County, Nevada, General Obligation Bonds, Las Vegas Convention
& Visitors Authority Convention Center Expansion, Limited Tax Series
2019C, 3.000%, 7/01/38
7/29 at 100.00 AA+   3,330,640
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,699,520
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
205 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 208,998
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 145,098
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   772,080
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   214,922
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A,
Series 2019:
175 4.000%, 6/01/39 6/29 at 100.00 N/R 151,961
735 4.000%, 6/01/49 6/29 at 100.00 N/R 590,580
100 Nevada State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+   88,111

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
332
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 805 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R   $ 709,914
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
25 2.500%, 6/15/24, 144A No Opt. Call Ba2 24,057
80 2.750%, 6/15/28, 144A No Opt. Call Ba2 70,222
11,515 Total Nevada 9,618,303
New Hampshire - 0.4%
1,698 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   1,574,227
1,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B   888,910
865 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   659,770
1,450 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   1,125,925
50 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/34
2/28 at 100.00 A   51,129
5,063 Total New Hampshire 4,299,961
New Jersey - 1.3%
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
3,500 5.000%, 1/01/39 1/29 at 100.00 A+ 3,591,175
735 5.000%, 1/01/40 1/29 at 100.00 A+ 748,862
445 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.125%,
7/01/29
7/27 at 100.00 BB+   400,171
2,035 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB-   1,587,666
535 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/37
12/31 at 100.00 BBB+   477,621
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
890 4.000%, 6/15/39 6/32 at 100.00 BBB 778,795
800 4.000%, 6/15/40 6/32 at 100.00 BBB 694,968
485 4.000%, 6/15/41 6/32 at 100.00 BBB 418,584
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 BBB   4,000,560
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 BBB   990,090

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
$ 1,025 4.000%, 6/15/35 12/30 at 100.00 BBB $ 936,461
375 4.000%, 6/15/37 12/30 at 100.00 BBB 334,781
710 4.000%, 6/15/40 12/30 at 100.00 BBB 616,784
850 4.000%, 6/15/45 12/30 at 100.00 BBB 719,270
17,385 Total New Jersey 16,295,788
New Mexico - 0.1%
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 874,770
New York - 12.3%
2,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1   1,096,900
2,015 Build New York City Resource Corporation, New York, Revenue Bonds,
Children's Aid Society Project, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 A+   2,051,653
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call N/R   297,970
2,115 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   2,135,769
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,704,049
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 824,520
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,612,056
1,000 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R   906,810
4,750 Dormitory Authority of the State of New York, General Revenue Bonds,
New York University, Series 2021A, 2.084%, 7/01/29
No Opt. Call Aa3   3,967,343
Dormitory Authority of the State of New York, Revenue
Bonds, State University Dormitory Facilities, Series
2021A:
7,445 2.284%, 7/01/30 No Opt. Call Aa3 6,142,795
2,485 2.384%, 7/01/31 No Opt. Call Aa3 2,017,621
525 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 4.760%, 2/01/27
No Opt. Call N/R   505,496
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,000 4.450%, 2/01/41 2/30 at 100.00 A2 1,546,540
1,000 4.600%, 2/01/51 2/30 at 100.00 A2 726,040
10,420 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 0.000%, 9/01/28, (Mandatory Put
9/01/25)
3/25 at 100.00 A   10,401,765
7,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1,
5.000%, 11/15/48
5/30 at 100.00 A-   7,133,100

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
334
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50, (UB) (6)
5/30 at 100.00 BBB+   $ 947,080
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-1:
4,810 5.000%, 11/15/44 11/30 at 100.00 BBB+ 4,617,311
5,500 5.000%, 11/15/45 11/30 at 100.00 BBB+ 5,266,030
400 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   312,428
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
600 3.000%, 1/01/35 - AGM Insured 1/31 at 100.00 BBB 490,182
1,250 3.000%, 1/01/36 - AGM Insured 1/31 at 100.00 BBB 995,250
1,190 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 3.000%, 3/01/49 - AGM Insured, (UB) (6)
9/30 at 100.00 BBB+   824,182
10,600 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 AA+   10,950,330
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 Aa3   2,038,680
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 AAA   4,114,680
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023
Series A-1:
3,215 5.250%, 8/01/42 8/32 at 100.00 AAA 3,425,776
5,360 5.000%, 8/01/43 8/32 at 100.00 AAA 5,560,946
3,470 5.000%, 8/01/44 8/32 at 100.00 Aa1 3,589,715
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Lincoln Center for the Performing Arts,
Series 2020A:
1,000 4.000%, 12/01/34 12/30 at 100.00 A3 942,830
625 4.000%, 12/01/35 12/30 at 100.00 A3 578,506
1,500 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/37, (UB) (6)
8/26 at 100.00 0   1,539,330
1,120 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
E, 1.623%, 8/01/28
No Opt. Call AA-   930,306
2,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   1,795,000
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
1,355 3.250%, 9/15/52 3/30 at 100.00 Aa3 975,519
545 3.500%, 9/15/52 3/30 at 100.00 A2 382,497

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
$ 13,240 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA $ 10,023,210
8,930 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 8,053,431
3,635 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 AA 2,518,946
5,085 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 AA+   5,351,657
3,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
, (WI/DD, Settling 10/13/22)
9/32 at 100.00 Aa1   3,629,707
2,500 New York State, General Obligation Bonds, Taxable Refunding Series
2019B, 2.700%, 2/15/31
2/29 at 100.00 Aa2   2,121,725
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   148,813
755 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa3   720,919
2,505 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
10/22 at 100.00 B-   2,505,025
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2020:
970 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 970,592
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 544,610
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B   461,415
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 BBB   81,394
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/40
12/30 at 100.00 BBB   845,680
1,320 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+   1,239,704
1,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 A+   1,023,200
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,250 4.000%, 7/15/41, (AMT) 7/31 at 100.00 A+ 1,983,938
3,000 5.000%, 7/15/56, (AMT) 7/31 at 100.00 A+ 2,940,420
615 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   52,644
4,525 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call CC   4,357,032

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
336
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Triborough Bridge and Tunnel Authority, New York,
General Revenue Bonds, MTA Bridges & Tunnels, Series
2020A:
$ 2,460 5.000%, 11/15/49 11/30 at 100.00 AA- $ 2,543,001
1,055 5.000%, 11/15/54 11/30 at 100.00 AA- 1,082,261
2,065 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 AA-   2,116,625
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   1,718,660
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 N/R   147,074
166,960 Total New York 152,528,688
North Carolina - 0.5%
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 AA+   2,596,875
415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/41
9/28 at 103.00 BBB   355,941
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Series 2018:
1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 BBB 1,059,640
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 BBB 1,056,330
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 BBB 1,370,185
6,220 Total North Carolina 6,438,971
Ohio - 2.5%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   560,866
8,670 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   7,293,464
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty
Community Authority, Series 2014C:
1,000 5.750%, 12/01/34, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 1,003,900
1,000 6.000%, 12/01/43, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 1,004,260
2,000 Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 A3   1,961,820
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
515 3.000%, 12/01/32 6/30 at 100.00 A1 463,665
515 3.000%, 12/01/33 6/30 at 100.00 A1 456,769
645 3.000%, 12/01/34 6/30 at 100.00 A1 560,615
100 3.000%, 12/01/35 6/30 at 100.00 A1 85,372
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   934,530
300 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   $ 3,100,055
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R   875,680
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   1,250
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   3,750
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call Baa2   870,940
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   715,590
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 A2   682,420
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   3,856
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   3,456
9,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R   8,481,150
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   825,660
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   977,100
49,100 Total Ohio 30,866,543
Oklahoma - 0.1%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB+ 1,698,680
Oregon - 0.0%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 409,804
Pennsylvania - 3.5%
955 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   939,472
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   174,670
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R   167,235

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
338
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   $ 922,000
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R   1,489,380
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   1,524,750
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/51
5/30 at 100.00 BB   267,536
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   613,024
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   613,024
1,450 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   1,250,277
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 CCC   770,000
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Guaranteed Series 2013B:
995 0.000%, 1/01/45 - BAM Insured No Opt. Call A2 274,670
945 0.000%, 1/01/46 - BAM Insured No Opt. Call A2 244,405
1,025 0.000%, 1/01/47 - BAM Insured No Opt. Call A2 249,342
Pennsylvania Economic Development Financing
Authority, Private Activity Revenue Bonds, Pennsylvania
Rapid Bridge Replacement Project, Series 2015:
2,500 5.000%, 12/31/34, (AMT) 6/26 at 100.00 BBB 2,496,825
3,000 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 2,951,730
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 A-   2,439,885
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021B:
780 4.000%, 12/01/40 12/31 at 100.00 A3 715,884
1,480 4.000%, 12/01/41 12/31 at 100.00 A3 1,349,464
4,475 4.000%, 12/01/51 12/31 at 100.00 A 3,925,828
850 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/56
6/31 at 100.00 BB   584,273
500 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+   432,825
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 A-   1,540,530
550 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   461,411

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
$ 490 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R $ 430,004
500 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 416,675
1,560 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/32
7/27 at 100.00 Ba1   1,593,478
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
3,335 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 A1 3,127,529
2,335 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 AA 2,172,951
3,335 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA 3,031,048
2,235 4.000%, 9/01/46 - BAM Insured 9/31 at 100.00 AA 2,016,529
State Public School Building Authority, Pennsylvania,
College Revenue Bonds, Allegheny County Community
College, Series 2020:
1,215 4.000%, 3/01/35 - BAM Insured 3/30 at 100.00 A3 1,180,628
1,320 4.000%, 3/01/37 - BAM Insured 3/30 at 100.00 A3 1,270,328
1,425 4.000%, 3/01/39 - BAM Insured 3/30 at 100.00 A3 1,357,783
48,750 Total Pennsylvania 42,995,393
Puerto Rico - 3.7%
505 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   514,711
3,570 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
10/22 at 100.00 D   2,695,350
175 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/27 (4)
10/22 at 100.00 D   130,375
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/24 (4)
10/22 at 100.00 D   372,500
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.990%, 7/01/28 (4)
10/22 at 100.00 D   747,500
2,650 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (4)
10/22 at 100.00 D   1,974,250
1,375 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.895%, 7/01/20 (4)
No Opt. Call D   1,002,031
100 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A, 4.123%, 7/01/43 (4)
7/23 at 100.00 D   76,750
2,265 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)
10/22 at 100.00 D   1,710,075
4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call AAA   3,806,880
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
16,720 0.000%, 7/01/46 7/28 at 41.38 N/R 3,790,257
5,000 0.000%, 7/01/51 7/28 at 30.01 N/R 820,200
6,000 5.000%, 7/01/58 7/28 at 100.00 N/R 5,311,800

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
340
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
$ 718 5.250%, 7/01/23 No Opt. Call N/R $ 721,794
430 0.000%, 7/01/24 No Opt. Call N/R 395,582
1,433 5.375%, 7/01/25 No Opt. Call N/R 1,447,808
1,420 5.625%, 7/01/27 No Opt. Call N/R 1,451,165
1,397 5.625%, 7/01/29 No Opt. Call N/R 1,431,073
1,357 5.750%, 7/01/31 No Opt. Call N/R 1,386,043
1,656 0.000%, 7/01/33 7/31 at 89.94 N/R 915,454
1,287 4.000%, 7/01/33 7/31 at 103.00 N/R 1,134,265
1,156 4.000%, 7/01/35 7/31 at 103.00 N/R 991,405
6,993 4.000%, 7/01/37 7/31 at 103.00 N/R 5,756,113
1,349 4.000%, 7/01/41 7/31 at 103.00 N/R 1,057,047
1,403 4.000%, 7/01/46 7/31 at 103.00 N/R 1,054,799
10,067 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   5,046,348
74,526 Total Puerto Rico 45,741,575
South Carolina - 0.9%
450 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 N/R   321,926
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 N/R   245,680
2,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R  (7) 2,621,575
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   772,650
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3   879,040
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/48
5/28 at 100.00 AA-   2,524,150
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
10/22 at 100.00 N/R   251,905
1,070 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/47
12/31 at 100.00 A-   882,108
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   947,710
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018,
5.000%, 7/01/29, (AMT)
7/28 at 100.00 A+   1,041,750
11,020 Total South Carolina 10,488,494
South Dakota - 0.2%
1,150 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/51
8/31 at 100.00 BBB-   843,249
1,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB)
(6)
9/30 at 100.00 A1   1,513,206
2,950 Total South Dakota 2,356,455

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 0.7%
$ 2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B,
0.000%, 12/01/31, 144A
No Opt. Call N/R   $ 1,213,980
1,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A   1,004,790
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R   631,410
5,540 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project, Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   5,534,238
9,540 Total Tennessee 8,384,418
Texas - 7.0%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   800,540
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   817,030
Austin, Texas, Rental Car Special Facility Revenue Bonds,
Taxable Refunding Series 2021:
500 1.027%, 11/15/26 - AGM Insured No Opt. Call A- 429,005
625 1.325%, 11/15/27 - AGM Insured No Opt. Call A- 522,763
500 1.710%, 11/15/29 - AGM Insured No Opt. Call A- 399,415
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A-   544,498
Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Series 2022A:
1,580 4.000%, 8/15/37 8/32 at 100.00 AAA 1,494,048
1,650 4.000%, 8/15/38 8/32 at 100.00 AAA 1,549,103
2,195 4.000%, 8/15/39 8/32 at 100.00 AAA 2,047,935
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 A-   841,070
245 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds,
Series 2022, 4.375%, 9/15/27, 144A
No Opt. Call N/R   236,016
5,405 Community Independent School District, Collin & Hunt Counties, Texas,
School Building Series 2022A, 5.000%, 2/15/52
2/31 at 100.00 AAA   5,605,147
540 Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue
Certificates of Obligation, Series 2021, 4.000%, 3/01/38 - AGM
Insured
3/31 at 100.00 AA   511,304
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1,
Series 2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R   41,437
100 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R   97,545
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
750 2.209%, 2/15/38 2/31 at 100.00 AA+ 520,538
750 2.259%, 2/15/39 2/31 at 100.00 AA+ 511,627

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
342
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B   $ 1,877,420
4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B-   4,308,182
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call B   1,526,388
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   2,714,229
400 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41,
(AMT)
7/29 at 100.00 B-   314,376
7,800 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2016B, 5.000%, 11/15/36
11/26 at 100.00 Aa2   8,155,524
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/32
9/24 at 100.00 A   1,011,490
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.875%, 9/01/44, 144A
9/29 at 100.00 N/R   203,965
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds, Refunding Series 2021:
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A 891,850
5,830 4.000%, 11/01/40 - AGM Insured, (AMT) 11/31 at 100.00 AA 5,187,942
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,535 5.000%, 5/15/39 5/30 at 100.00 A 4,743,519
375 5.000%, 5/15/41 5/30 at 100.00 A 386,839
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R   413,860
5,000 Melissa Independent School District, Collin County, Texas, General
Obligation Bonds, Series 2022, 5.000%, 2/01/52
8/32 at 100.00 AAA   5,272,100
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 482,160
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 478,150
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
10/22 at 104.00 BB-   986,610
270 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   5,404
35 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   28,861
230 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   198,391

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,009 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   $ 490,403
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   19,441
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,735 5.250%, 1/01/42 1/28 at 103.00 N/R 6,189,934
7,360 5.500%, 1/01/57 1/28 at 103.00 N/R 5,611,705
145 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47 (4)
7/25 at 100.00 CCC   123,250
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+   2,087,300
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
7/23 at 102.05 N/R   2,743,265
5,500 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/51
4/32 at 100.00 Aa3   5,738,755
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   88,308
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R   98,160
6,675 Rockwall Independent School District, Rockwall, Kaufman, and Collin
Counties, Texas, General Obligation Bonds, School Building Series
2022A, 5.000%, 2/15/47
2/31 at 100.00 AAA   7,034,916
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 A2 335,979
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 A2 242,389
93,304 Total Texas 86,960,086
Utah - 0.9%
247 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   246,886
7,105 Intermountain Power Agency, Utah, Power Supply Revenue Bonds,
Series 2022A, 5.000%, 7/01/41
7/31 at 100.00 AA-   7,524,977
1,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.250%, 7/01/48, (AMT)
7/28 at 100.00 A   1,009,300
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   734,771
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB- 297,645
500 3.000%, 10/15/45 4/31 at 100.00 BBB- 303,795

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
344
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
$ 190 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA $ 185,716
280 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA 263,222
10,682 Total Utah 10,566,312
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
1,295 5.000%, 10/01/30 No Opt. Call N/R 1,324,604
1,470 5.000%, 10/01/39 10/32 at 100.00 N/R 1,475,262
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R   945,530
3,765 Total Virgin Islands 3,745,396
Virginia - 1.7%
250 Cherry Hill Community Development Authority, Virginia, Special
Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 N/R   239,950
5,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.250%, 7/01/60
7/30 at 100.00 AA   5,274,650
5,850 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
4.000%, 1/01/55
1/32 at 100.00 A-   4,731,246
Peninsula Town Center Community Development
Authority, Virginia, Special Obligation Bonds, Refunding
Series 2018:
1,100 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 1,005,818
975 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 793,270
1,000 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 879,910
Virginia Commonwealth Transportation Board, Interstate
81 Corridor Program Revenue Bonds, Senior Lien Series
2021:
800 4.000%, 5/15/35 5/31 at 100.00 AA- 791,864
640 4.000%, 5/15/37 5/31 at 100.00 AA- 615,155
2,115 4.000%, 5/15/40 5/31 at 100.00 AA- 1,975,262
245 4.000%, 5/15/41 5/31 at 100.00 AA- 227,411
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   96,198
2,500 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/57, (AMT)
12/32 at 100.00 Baa1   2,398,450
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50,
144A
10/30 at 127.60 N/R   1,668,891
22,045 Total Virginia 20,698,075
Washington - 1.3%
1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 A+   1,677,807

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 AA-   $ 1,100,227
150 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R   111,494
530 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(5)
1/28 at 100.00 N/R   212,583
245 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A,
7.500%, 1/01/32, (AMT), 144A (4),(5)
1/28 at 100.00 N/R   98,270
100 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R   74,640
2,145 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   2,135,948
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call A+   2,976,150
200 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (7) 217,754
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 Ba2   887,950
1,855 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Series 2017B, 5.000%, 8/01/40
8/26 at 100.00 AA+   1,926,881
4,500 Washington State, General Obligation Bonds, Various Purpose Series
2022A-2, 5.000%, 8/01/40
8/31 at 100.00 Aaa   4,815,315
16,410 Total Washington 16,235,019
West Virginia - 0.2%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R   100,195
1,000 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   791,540
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B   969,070
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   1,030,960
3,100 Total West Virginia 2,891,765
Wisconsin - 2.1%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,025,500
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   88,529

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
346
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R   $ 97,889
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call Ba1   387,076
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40,
144A
7/28 at 100.00 BB-   134,196
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 87,427
230 5.000%, 1/01/56, 144A 1/28 at 100.00 N/R 186,663
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 N/R   250,320
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 N/R   98,506
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
3 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 61
3 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 51
3 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 48
2 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 43
2 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 40
3 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 49
3 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 46
3 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 42
3 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 39
3 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 37
160 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 91,124
3 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 39
3 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 36
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 33
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 31
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 29
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 26
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 25
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 23
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 21
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 22
35 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 235
200 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 N/R   175,872
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 N/R   667,988
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   785,840
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R   760,650
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   826,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Appalachian Regional
Healthcare System Obligated Group, Series 2021A:
$ 185 5.000%, 7/01/38 1/31 at 100.00 BBB $ 185,276
375 5.000%, 7/01/41 1/31 at 100.00 BBB 370,267
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 BBB-   1,725,740
Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition
Project, Subordinate Lien Series 2022B:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R 1,488,510
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R 1,810,580
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   1,685,020
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call A   3,643,013
105 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R   75,055
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 N/R   405,770
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 864,248
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,272,950
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   168,808
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 110,700
865 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 531,975
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R   602,700
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   1,799,860
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   1,048,520
1,210 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 Baa3   1,190,507
31 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R   9,434
220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
3.000%, 10/15/37
10/31 at 100.00 AA-   170,810
30,379 Total Wisconsin 25,824,999
$ 1,374,275 Total Municipal Bonds (cost $1,335,304,407) 1,159,747,223

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
348
Investments in Derivatives
Shares Description (1) Value
X 24,747,829 COMMON STOCKS - 2.0%
X 24,747,829
Independent Power and Renewable Electricity Producers - 2.0%
329,146 Energy Harbor Corp (9),(10),(11) $ 24,747,829
Total Common Stocks (cost $7,119,140) 24,747,829
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
1,040,315 CORPORATE BONDS - 0.1%
X 1,040,315
Independent Power and Renewable Electricity Producers - 0.0%
$ 1,448 Talen Energy Corp 0.000% 8/31/23 N/R $ 233,503
Machinery - 0.0%
102 Columbia Pulp I LLC 16.000% 2/28/23 N/R 101,846
Real Estate Management & Development - 0.1%
761 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 704,963
295 Zilkha Biomass Selma LLC (4),(5) 10.000% 8/01/38 N/R 3
1,056 Total Real Estate Management & Development 704,966
$ 2,606 Total Corporate Bonds (cost $1,157,841) 1,040,315
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
X 13,567 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (12)
X 13,567
Hotels, Restaurants & Leisure - 0.0%
$ 14 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds(cash 7.500%, PIK
7.500%)(14)
7.500% N/A N/A 12/31/23 N/R $ 13,567
$ 14 Total Variable Rate Senior Loan Interests (cost $13,567) 13,567
Total Long-Term Investments (cost $1,343,594,955) 1,185,548,934
Floating Rate Obligations - (1.2)% (14,730,000)
Other Assets Less Liabilities -   5.3%(15) 64,955,124
Net Assets - 100% $ 1,235,774,058
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (105) 12/22 $ (15,607,634) $ (14,385,000) $ 1,222,634
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.

(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding Series 2008B, 3.625%,
10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
September 30, 2022
(Unaudited)
See accompanying notes to financial statements.
350
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
Assets
Long-term investments, at value
†‡
$ 23,622,983,515 $ 6,331,682,628 $ 1,185,548,934
Investments purchased with collateral from securities lending, at value (cost approximates value) 338,781 – –
Cash – 4,568,862 40,161,873
Cash collateral at brokers for investments in futures contracts
(1)
27,042,262 20,634,782 751,731
Cash collateral at brokers for investments in swaps
(1)
3,060,000 – –
Cash collateral at broker for investments in inverse floating rate transactions
(1)
39,250,000 – 379,000
Unrealized appreciation on credit default swaps 2,739,189 – –
Receivable for interest 540,004,804 102,344,327 18,822,628
Receivable for investments sold 255,617,774 42,174,693 13,350,114
Receivable for shares sold 45,732,450 17,590,194 6,713,747
Receivable for variation margin on futures contracts 5,925,453 3,988,297 170,625
Other assets 2,267,360 501,885 123,907
Total assets 24,544,961,588 6,523,485,668 1,266,022,559
Liabilities
Borrowings – 241,730,000 –
Cash overdraft 32,726,019 – –
Floating rate obligations 6,320,813,000 181,005,000 14,730,000
Credit default swaps premiums received 5,459,269 – –
Payable for collateral from securities lending 338,781 – –
Payable for dividends 17,578,350 2,899,999 197,982
Payable for interest 85,866,094 2,296,851 467,578
Payable for investments purchased - regular settlement 322,423,212 8,469,568 2,552,653
Payable for investments purchased - when-issued/delayed-delivery settlement 312,942,039 22,640,443 3,618,825
Payable for recourse trusts 54,113,224 – –
Payable for shares redeemed 91,051,904 27,589,095 7,714,840
Accrued expenses:
Management fees 7,280,302 2,583,421 502,705
Trustees fees 1,645,255 295,573 29,203
12b-1 distribution and service fees 2,012,926 333,867 62,096
Other 3,728,647 1,970,638 372,619
Total liabilities 7,257,979,022 491,814,455 30,248,501
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 17,286,982,566 $ 6,031,671,213 $ 1,235,774,058
†
Long-term investments, cost $ 25,810,314,423 $ 6,777,669,273 $ 1,343,594,955
‡ Includes securities loaned of $ 325,368 $ — $ —

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.
351
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
Class A Shares
Net Assets $ 6,560,155,606 $ 1,228,012,437 $ 218,035,059
Shares outstanding 455,155,290 130,853,266 22,968,994
Net asset value ("NAV") per share $ 14.41 $ 9.38 $ 9.49
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 15.04 $ 9.62 $ 9.78
Class C Shares
Net Assets $ 994,528,374 $ 140,329,114 $ 28,652,838
Shares outstanding 69,070,649 14,941,892 3,019,414
NAV and offering price per share $ 14.40 $ 9.39 $ 9.49
Class R6 Shares
Net Assets $ 1,204,269,251 $ — $ —
Shares outstanding 83,473,671 — —
NAV and offering price per share $ 14.43 $ — $ —
Class I Shares
Net Assets $ 8,528,029,335 $ 4,663,329,662 $ 989,086,161
Shares outstanding 591,636,467 496,145,696 104,109,313
NAV and offering price per share $ 14.41 $ 9.40 $ 9.50
Fund level net assets consist of:
Capital paid-in $ 20,888,150,904 $ 6,710,086,146 $ 1,456,721,916
Total distributable earnings (loss) (3,601,168,338) (678,414,933) (220,947,858)
Fund level net assets $ 17,286,982,566 $ 6,031,671,213 $ 1,235,774,058
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives and inverse floating rate transactions.

Statement of Operations
September 30, 2022
(Unaudited)
See accompanying notes to financial statements.
352
A
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
Investment Income
Dividends $ 76,620 $ 94,463 $ —
Interest 660,385,826 150,806,953 26,202,711
Securities lending income, net 73,878 40,069 —
Total Investment Income 660,536,324 150,941,485 26,202,711
Expenses
– – –
Management fees 46,632,552 15,920,456 3,136,494
12b-1 service fees - Class A Shares 7,245,732 1,308,111 230,798
12b-1 distribution and service fees - Class C Shares 5,793,933 743,513 156,734
Shareholder servicing agent fees 3,548,350 1,283,401 354,646
Interest expense 56,428,201 2,982,429 355,473
Custodian expenses, net 160,324 193,291 104,237
Trustees fees 304,469 105,835 20,229
Professional fees 2,028,314 372,819 52,519
Shareholder reporting expenses 316,577 104,737 38,190
Federal and state registration fees 232,016 165,712 99,783
Other 82,393 33,889 9,802
Total expenses 122,772,861 23,214,193 4,558,905
Net investment income (loss) 537,763,463 127,727,292 21,643,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (904,683,570) (191,894,662) (96,224,906)
Net realized gain (loss) from futures contracts 142,682,796 63,980,220 33,901,150
Net realized gain (loss) from swaps 860,852 — —
Change in net unrealized appreciation (depreciation) of investments (2,468,448,840) (386,368,280) (92,591,965)
Change in net unrealized appreciation (depreciation) of futures contracts 16,249,124 39,117,111 (13,601,350)
Change in net unrealized appreciation (depreciation) of swaps (1,157,390) — —
Net realized and unrealized gain (loss) (3,214,497,028) (475,165,611) (168,517,071)
Net increase (decrease) in net assets from operations $ (2,676,733,565) $ (347,438,319) $ (146,873,265)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

High Yield Short Duration High Yield
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Operations
Net investment income (loss) $ 537,763,463 $ 1,091,002,830 $ 127,727,292 $ 195,866,607
Net realized gain (loss) from investments (904,683,570) (34,205,687) (191,894,662) (32,406,609)
Net realized gain (loss) from futures contracts 142,682,796 68,138,015 63,980,220 21,220,093
Net realized gain (loss) from swaps 860,852 3,019,451 – 72,420
Change in net unrealized appreciation (depreciation) of
investments (2,468,448,840) (1,374,583,660) (386,368,280) (204,044,934)
Change in net unrealized appreciation (depreciation) of futures contracts 16,249,124 37,249,339 39,117,111 10,197,068
Change in net unrealized appreciation (depreciation) of swaps (1,157,390) 2,088,008 – (48,221)
Net increase (decrease) in net assets from operations (2,676,733,565) (207,291,704) (347,438,319) (9,143,576)
Distributions to Shareholders
Dividends:
Class A Shares (183,246,852) (395,743,322) (20,216,305) (38,860,937)
Class C Shares (24,415,488) (55,496,416) (1,699,150) (3,525,564)
Class C2 Shares
(1)
– (327,987) – (20,906)
Class R6 Shares (31,642,517) (43,114,765) – –
Class I Shares (263,287,572) (578,981,717) (83,239,083) (153,557,711)
Decrease in net assets from distributions to shareholders (502,592,429) (1,073,664,207) (105,154,538) (195,965,118)
Fund Share Transactions
Proceeds from sale of shares 5,806,219,149 8,094,318,841 2,406,373,076 3,975,256,269
Proceeds from shares issued to shareholders due to reinvestment of distributions 392,452,682 835,191,846 88,646,467 165,411,893
6,198,671,831 8,929,510,687 2,495,019,543 4,140,668,162
Cost of shares redeemed (7,292,539,351) (6,921,988,505) (2,576,176,146) (2,081,434,222)
Net increase (decrease) in net assets from Fund share transactions (1,093,867,520) 2,007,522,182 (81,156,603) 2,059,233,940
Net increase (decrease) in net assets (4,273,193,514) 726,566,271 (533,749,460) 1,854,125,246
Net assets at the beginning of period 21,560,176,080 20,833,609,809 6,565,420,673 4,711,295,427
Net assets at the end of period $ 17,286,982,566 $ 21,560,176,080 $ 6,031,671,213 $ 6,565,420,673

See accompanying notes to financial statements.

Strategic Municipal Opportunities
Unaudited
Six Months Ended
9/30/22
Year Ended
3/31/22
Operations
Net investment income (loss) $ 21,643,806 $ 36,210,558
Net realized gain (loss) from investments (96,224,906) 7,924,482
Net realized gain (loss) from futures contracts 33,901,150 6,171,069
Net realized gain (loss) from swaps – 19,232
Change in net unrealized appreciation (depreciation) of investments (92,591,965) (117,334,325)
Change in net unrealized appreciation (depreciation) of futures contracts (13,601,350) 11,739,903
Change in net unrealized appreciation (depreciation) of swaps – (11,951)
Net increase (decrease) in net assets from operations (146,873,265) (55,281,032)
Distributions to Shareholders
Dividends:
Class A Shares (3,219,630) (10,183,254)
Class C Shares (308,430) (1,143,012)
Class I Shares (15,957,459) (51,470,054)
Decrease in net assets from distributions to shareholders (19,485,519) (62,796,320)
Fund Share Transactions
Proceeds from sale of shares 619,131,271 726,084,303
Proceeds from shares issued to shareholders due to reinvestment of distributions 18,418,847 60,502,084
637,550,118 786,586,387
Cost of shares redeemed (696,128,104) (447,479,858)
Net increase (decrease) in net assets from Fund share transactions (58,577,986) 339,106,529
Net increase (decrease) in net assets (224,936,770) 221,029,177
Net assets at the beginning of period 1,460,710,828 1,239,681,651
Net assets at the end of period $ 1,235,774,058 $ 1,460,710,828
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Cash Flows
September 30, 2022
(Unaudited)
See accompanying notes to financial statements.
355
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
e
High Yield
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (2,676,733,565)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (5,795,381,829)
Proceeds from sale and maturities of investments 6,511,454,542
Proceeds from (Purchase of) short-term investments, net 484,427,678
Proceeds from (Repayments of) collateral from securities lending 13,153,709
Payment-in-kind distributions 257,383
Premiums received (paid) for credit default swaps (11,486,709)
Amortization (Accretion) of premiums and discounts, net (51,951,272)
(Increase) Decrease in:
Receivable for interest (58,242,115)
Receivable for investments sold 150,973,627
Receivable for variation margin on futures contracts (5,925,453)
Other assets 8,209,308
Increase (Decrease) in:
Payable for collateral from securities lending program (13,153,709)
Payable for interest 69,703,240
Payable for investments purchased - regular settlement 97,700,675
Payable for investments purchased - when-issued/delayed-delivery settlement (65,856,005)
Payable for variation margin on futures contracts (3,655,891)
Accrued management fees (1,612,142)
Accrued 12b-1 distribution and service fees (551,465)
Accrued Trustees fees (94,763)
Accrued other expenses (508,011)
Net realized (gain) loss from investments 904,683,570
Net realized (gain) loss from paydowns 8,607,354
Change in net unrealized (appreciation) depreciation of investments 2,468,448,840
Change in net unrealized (appreciation) depreciation of swaps 1,157,390
Net cash from operating activities 2,033,624,387
Cash Flows from Financing Activities
(Repayments of) floating rate obligations (498,459,000)
Increase (Decrease) in cash overdraft 32,726,019
Cash distributions paid to common shareholders (112,387,300)
Proceeds from sales of shares 5,803,503,174
Recourse trusts 54,113,224
Cost of shares redeemed (7,288,788,801)
Net cash provided by (used in) financing activities (2,009,292,684)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers 24,331,703
Cash and cash collateral at brokers at the beginning of period 45,020,559
Cash and cash collateral at brokers at the end of period $ 69,352,262
Supplemental Disclosure of Cash Flow Information
High Yield
Cash paid for interest
$ (13,275,039)
Non-cash financing activities not included herein consists of reinvestments of share distributions 392,452,682
High Yield
Cash collateral at brokers for investments in futures contracts $ 27,042,262
Cash collateral at brokers for investments in swaps 3,060,000
Cash collateral at brokers for investments in inverse floating rate transactions 39,250,000
Total cash collateral at brokers $ 69,352,262

Financial Highlights

High Yield
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
h
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 16.95 $ 0.43 $ (2.57) $ (2.14) $ (0.40) $ — $ (0.40) $ 14.41
2022 17.87 0.83 (0.93) (0.10) (0.82) — (0.82) 16.95
2021 16.22 0.88 1.62 2.50 (0.85) — (0.85) 17.87
2020 17.42 0.84 (1.19) (0.35) (0.85) — (0.85) 16.22
2019 17.10 0.89 0.31 1.20 (0.88) — (0.88) 17.42
2018 16.73 0.88 0.39 1.27 (0.90) — (0.90) 17.10
Class
C
2023(e) 16.93 0.36 (2.55) (2.19) (0.34) — (0.34) 14.40
2022 17.85 0.68 (0.93) (0.25) (0.67) — (0.67) 16.93
2021 16.20 0.75 1.61 2.36 (0.71) — (0.71) 17.85
2020 17.41 0.70 (1.20) (0.50) (0.71) — (0.71) 16.20
2019 17.09 0.75 0.31 1.06 (0.74) — (0.74) 17.41
2018 16.71 0.75 0.39 1.14 (0.76) — (0.76) 17.09
Class
R6
2023(e) 16.97 0.44 (2.56) (2.12) (0.42) — (0.42) 14.43
2022 17.89 0.87 (0.93) (0.06) (0.86) — (0.86) 16.97
2021 16.23 0.92 1.62 2.54 (0.88) — (0.88) 17.89
2020 17.44 0.89 (1.21) (0.32) (0.89) — (0.89) 16.23
2019 17.11 0.93 0.32 1.25 (0.92) — (0.92) 17.44
2018 16.72 0.92 0.40 1.32 (0.93) — (0.93) 17.11
Class
I
2023(e) 16.96 0.45 (2.58) (2.13) (0.42) — (0.42) 14.41
2022 17.87 0.87 (0.93) (0.06) (0.85) — (0.85) 16.96
2021 16.22 0.92 1.61 2.53 (0.88) — (0.88) 17.87
2020 17.42 0.88 (1.19) (0.31) (0.89) — (0.89) 16.22
2019 17.10 0.92 0.32 1.24 (0.92) — (0.92) 17.42
2018 16.73 0.92 0.38 1.30 (0.93) — (0.93) 17.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended September 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 12 .78 ) % $ 6,560,156 1 .32% (f) 0 .74% (f) 5 .39% (f) 29%
( 0 .79 ) 7,898,026 0 .92 0 .72 4 .55 20
15 .62 8,064,891 0 .96 0 .74 5 .17 18
( 2 .24 ) 6,514,930 1 .19 0 .74 4 .70 21
7 .25 6,402,945 1 .12 0 .75 5 .20 20
7 .68 5,256,581 0 .98 0 .76 5 .14 17
( 13 .11 ) 994,528 2 .12 (f) 1 .54 (f) 4 .60 (f) 29
( 1 .59 ) 1,341,334 1 .72 1 .52 3 .75 20
14 .67 1,449,724 1 .76 1 .54 4 .39 18
( 3 .00 ) 1,425,926 1 .99 1 .54 3 .90 21
6 .40 1,231,745 1 .92 1 .55 4 .40 20
6 .88 1,071,845 1 .78 1 .56 4 .35 17
( 12 .65 ) 1,204,269 1 .09 (f) 0 .51 (f) 5 .59 (f) 29
( 0 .56 ) 933,197 0 .69 0 .49 4 .79 20
15 .86 774,499 0 .73 0 .51 5 .44 18
( 1 .99 ) 1,821,590 0 .96 0 .51 4 .96 21
7 .54 26,045 0 .89 0 .52 5 .45 20
8 .00 9,771 0 .74 0 .52 5 .35 17
( 12 .62 ) 8,528,029 1 .12 (f) 0 .54 (f) 5 .65 (f) 29
( 0 .59 ) 11,387,620 0 .72 0 .52 4 .75 20
15 .87 10,487,347 0 .76 0 .54 5 .37 18
( 2 .04 ) 9,128,343 0 .99 0 .54 4 .90 21
7 .48 10,101,476 0 .92 0 .55 5 .40 20
7 .87 8,852,628 0 .78 0 .56 5 .35 17

Financial Highlights
(continued)
Short Duration High Yield
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.07 $ 0.19 $ (0.73) $ (0.54) $ (0.15) $ — $ (0.15) $ 9.38
2022 10.31 0.32 (0.24) 0.08 (0.32) — (0.32) 10.07
2021 9.73 0.37 0.58 0.95 (0.37) — (0.37) 10.31
2020 10.34 0.37 (0.61) (0.24) (0.37) — (0.37) 9.73
2019 10.09 0.38 0.24 0.62 (0.37) — (0.37) 10.34
2018 9.87 0.39 0.20 0.59 (0.37) — (0.37) 10.09
Class
C
2023(e) 10.08 0.15 (0.73) (0.58) (0.11) — (0.11) 9.39
2022 10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
2021 9.73 0.29 0.59 0.88 (0.29) — (0.29) 10.32
2020 10.35 0.28 (0.61) (0.33) (0.29) — (0.29) 9.73
2019 10.08 0.30 0.26 0.56 (0.29) — (0.29) 10.35
2018 9.87 0.31 0.19 0.50 (0.29) — (0.29) 10.08
Class
I
2023(e) 10.09 0.20 (0.73) (0.53) (0.16) — (0.16) 9.40
2022 10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
2021 9.75 0.39 0.58 0.97 (0.39) — (0.39) 10.33
2020 10.36 0.39 (0.61) (0.22) (0.39) — (0.39) 9.75
2019 10.10 0.40 0.25 0.65 (0.39) — (0.39) 10.36
2018 9.88 0.41 0.20 0.61 (0.39) — (0.39) 10.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended September 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 5 .30 ) % $ 1,228,012 0 .85% (f) 0 .76% (f) 3 .83% (f) 31%
0 .62 1,351,901 0 .77 0 .75 3 .05 38
9 .55 1,042,073 0 .81 0 .77 3 .74 30
( 2 .10 ) 1,144,854 0 .81 0 .76 3 .50 26
6 .29 1,110,838 0 .82 0 .77 3 .73 20
6 .05 812,332 0 .81 0 .77 3 .85 30
( 5 .67 ) 140,329 1 .65 (f) 1 .56 (f) 3 .03 (f) 31
( 0 .18 ) 153,569 1 .57 1 .55 2 .26 38
8 .73 146,478 1 .61 1 .57 2 .94 30
( 2 .97 ) 171,066 1 .61 1 .56 2 .71 26
5 .62 161,518 1 .62 1 .57 2 .94 20
5 .07 129,908 1 .61 1 .57 3 .05 30
( 5 .17 ) 4,663,330 0 .65 (f) 0 .56 (f) 4 .01 (f) 31
0 .83 5,059,951 0 .57 0 .55 3 .24 38
9 .72 3,518,001 0 .61 0 .57 3 .93 30
( 1 .93 ) 3,749,380 0 .61 0 .56 3 .70 26
6 .57 4,203,630 0 .62 0 .57 3 .94 20
6 .23 2,998,560 0 .61 0 .57 4 .05 30

Financial Highlights
(continued)
Strategic Municipal Opportunities
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 10.74 $ 0.16 $ (1.27) $ (1.11) $ (0.14) $ — $ (0.14) $ 9.49
2022 11.55 0.27 (0.61) (0.34) (0.28) (0.19) (0.47) 10.74
2021 10.68 0.29 0.89 1.18 (0.28) (0.03) (0.31) 11.55
2020 10.83 0.26 (0.07) 0.19 (0.29) (0.05) (0.34) 10.68
2019 10.23 0.35 0.54 0.89 (0.29) — (0.29) 10.83
2018 9.98 0.31 0.27 0.58 (0.33) — (0.33) 10.23
Class
C
2023(f) 10.74 0.12 (1.27) (1.15) (0.10) — (0.10) 9.49
2022 11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
2021 10.67 0.20 0.89 1.09 (0.19) (0.03) (0.22) 11.54
2020 10.82 0.17 (0.07) 0.10 (0.20) (0.05) (0.25) 10.67
2019 10.22 0.27 0.53 0.80 (0.20) — (0.20) 10.82
2018 9.97 0.22 0.28 0.50 (0.25) — (0.25) 10.22
Class
I
2023(f) 10.75 0.17 (1.27) (1.10) (0.15) — (0.15) 9.50
2022 11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
2021 10.69 0.31 0.89 1.20 (0.30) (0.03) (0.33) 11.56
2020 10.84 0.28 (0.07) 0.21 (0.31) (0.05) (0.36) 10.69
2019 10.23 0.37 0.55 0.92 (0.31) — (0.31) 10.84
2018 9.98 0.33 0.27 0.60 (0.35) — (0.35) 10.23
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended September 30, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate(e)
(10.38) % $ 218,035 0.83% (g) 0.78% (g) 0.83% (g) 0.78% (g) 3.14% (g) 37%
(3.20) 235,489 0.78 0.76 0.78 0.76 2.32 80
11.13 218,844 0.80 0.78 0.80 0.78 2.58 52
1.65 147,502 0.83 0.81 0.81 0.79 2.33 62
8.82 66,541 0.91 0.88 0.83 0.80 3.37 50
5.86 14,215 0.99 0.95 0.83 0.79 2.97 73
(10.67) 28,653 1.63 (g) 1.58 (g) 1.63 (g) 1.58 (g) 2.34 (g) 37
(4.00) 32,846 1.58 1.56 1.58 1.56 1.52 80
10.26 32,753 1.60 1.58 1.60 1.58 1.79 52
0.86 20,752 1.63 1.61 1.61 1.59 1.53 62
7.95 6,859 1.71 1.68 1.63 1.60 2.55 50
5.00 2,931 1.79 1.75 1.63 1.59 2.16 73
(10.27) 989,086 0.63 (g) 0.58 (g) 0.63 (g) 0.58 (g) 3.33 (g) 37
(3.00) 1,192,377 0.58 0.56 0.58 0.56 2.52 80
11.35 988,085 0.60 0.58 0.60 0.58 2.79 52
1.87 528,224 0.63 0.61 0.61 0.59 2.53 62
9.10 200,355 0.71 0.68 0.63 0.60 3.55 50
6.04 100,166 0.80 0.76 0.63 0.59 3.17 73

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940
(the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”), Nuveen Short Duration High Yield
Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period
The end of the reporting period for the Funds is September 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended September 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Soft Closure
After the close of business on September 30, 2021 (the “Closing Date”), High Yield suspended offering its shares to new investors (commonly referred to as a “soft closure”). Investors in the Fund as of the Closing Date could continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remained available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continued to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund resumed the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure were rescinded.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $500,000 or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration
High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of
1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new
Fund
Gross
Custodian Fee
Credits
High Yield
$ 409,165
Short Duration High Yield
88,724
Strategic Municipal Opportunities
15,680

Notes to Financial Statements
(Unaudited) (continued)
and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adoped by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 21,927,148,971 $ 59,501,382** $ 21,986,650,353
Common Stocks 37,064,495 1,458,425,245*** – 1,495,489,740
Corporate Bonds – 138,052,827 1,024,816** 139,077,643
Variable Rate Senior Loan Interests – 1,765,779 – 1,765,779
Investments Purchased with Collateral from Securities
Lending 338,781 – – 338,781
Investments in Derivatives:
Credit Default Swaps**** – – 2,739,189** 2,739,189
Futures Contracts**** 83,252,402 – – 83,252,402
Total
$ 120,655,678 $ 23,525,392,822 $ 63,265,387 $ 23,709,313,887
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 5,917,555,962 $ 9,691,920** $ 5,927,247,882
Common Stocks – 371,433,382*** – 371,433,382
Corporate Bonds – 32,019,244 982,120** 33,001,364
Investments in Derivatives:
Futures Contracts**** 56,029,427 – – 56,029,427
Total
$ 56,029,427 $ 6,321,008,588 $ 10,674,040 $ 6,387,712,055
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,159,418,925 $ 328,298** $ 1,159,747,223
Common Stocks – 24,747,829*** – 24,747,829
Corporate Bonds – 1,040,312 3** 1,040,315
Variable Rate Senior Loan Interests – 13,567 – 13,567
Investments in Derivatives:
Futures Contracts**** 1,222,634 – – 1,222,634
Total
$ 1,222,634 $ 1,185,220,633 $ 328,301 $ 1,186,771,568
* Refer to the Fund's Portfolio of Investments for state and/or industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
*** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
**** Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 6,320,813,000 $ 818,880,000 $ 7,139,693,000
Short Duration High Yield
181,005,000 42,750,000 223,755,000
Strategic Municipal Opportunities
14,730,000 — 14,730,000

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, High Yield had $7,467,314 of loans outstanding.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
As of the end of the reporting period, the Funds had no outstanding repurchase agreements.
Securities Lending
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 6,810,168,888 1.60%
Short Duration High Yield
149,175,233 1.78
Strategic Municipal Opportunities
45,718,630 1.50
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 6,315,718,000 $ 818,880,000 $ 7,134,598,000
Short Duration High Yield
181,005,000 42,750,000 223,755,000
Strategic Municipal Opportunities
14,730,000 — 14,730,000

Notes to Financial Statements
(Unaudited) (continued)
of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions and investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
High Yield Corporate Bonds $325,368 $338,781
Fund
Purchases
Sales and
Maturities
High Yield
$ 5,795,381,829 $ 6,511,454,542
Short Duration High Yield
2,349,006,977 2,038,313,856
Strategic Municipal Opportunities
475,431,026 553,987,266

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, the Funds managed the duration of their respective portfolios by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Credit Default Swap Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss.
Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/
or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of
Assets and Liabilities.
Fund
Average notional amount of futures contracts
outstanding
*
High Yield $ 2,336,956,085
Short Duration High Yield 1,480,976,877
Strategic Municipal Opportunities 419,634,327
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
High Yield
Interest rate Futures contracts
Receivable for variation margin on
futures contracts* $83,252,402 - $-
Short Duration High Yield
Interest rate Futures contracts
Receivable for variation margin on
futures contracts* $56,029,427 - $-
Strategic Municipal Opportunities
Interest rate Futures contracts
Receivable for variation margin on
futures contracts* $1,222,634 - $-
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net
Unrealized Appreciation
(Depreciation) of
Futures Contracts
High Yield Interest rate Future contracts $142,682,796 $16,249,124
Short Duration High Yield Interest rate Future contracts $63,980,220 $39,117,111
Strategic Municipal Opportunities Interest rate Future contracts $33,901,150 $(13,601,350)

Notes to Financial Statements
(Unaudited) (continued)
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current fiscal period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the Funds’ swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund
Average notional amount of swap contracts
outstanding
*
High Yield $ 111,666,667
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
High Yield
Credit
Swaps (OTC
Uncleared)
Unrealized appreciation on credit
default swaps** $2,739,189 - $-
** Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps***
Gross
Unrealized
(Depreciation)
Credit Default
Swaps***
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Interest
Rate Swaps
Premium
Paid
(Received)
Financial
Instruments****
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $2,739,189 $-   $2,739,189 $(5,459,269) $-   $3,060,000 $58,811
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
****Represents inverse floating rate securities available to offset.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Swaps
Change in Net
Unrealized Appreciation
(Depreciation) of Swaps
High Yield Credit Swaps $860,852 $(1,157,390)

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/22
Year Ended
3/31/22
High Yield Shares Amount Shares Amount
Shares sold:
Class A 65,462,487 $1,038,117,693 119,397,767 $2,184,283,098
Class A - automatic conversion of Class C Shares 26,005 413,128 26,688 480,917
Class A - automatic conversion of Class C2 Shares — — 106,632 1,908,966
Class C 3,402,039 53,678,854 11,620,727 213,011,959
Class C2
(1)
— — 5 89
Class R6 60,472,227 931,248,404 26,059,826 475,915,432
Class I 238,528,652 3,782,761,070 285,762,051 5,218,718,380
Shares issued to shareholders due to reinvestment of distributions:
Class A 9,929,082 155,631,571 18,537,081 336,877,020
Class C 1,404,703 22,015,082 2,734,443 49,628,703
Class C2
(1)
— — 16,436 298,789
Class R6 97,957 1,535,504 145,990 2,649,965
Class I 13,600,995 213,270,525 24,536,617 445,737,369
392,924,147 6,198,671,831 488,944,263 8,929,510,687
Shares redeemed:
Class A (86,278,345) (1,358,842,975) (123,388,910) (2,229,184,426)
Class C (14,949,693) (236,058,811) (16,320,470) (294,897,520)
Class C - automatic conversion to Class A Shares (26,026) (413,128) (26,725) (480,917)
Class C2
(1)
— — (3,111,516) (56,705,104)
Class C2 - automatic conversion to Class A Shares — — (106,751) (1,908,966)
Class R6 (32,093,414) (503,472,704) (14,504,688) (262,461,358)
Class I (331,988,173) (5,193,751,733) (225,760,498) (4,076,350,214)
(465,335,651) (7,292,539,351) (383,219,558) (6,921,988,505)
Net increase (decrease) (72,411,504) $(1,093,867,520) 105,724,705 $2,007,522,182
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
9/30/22
Year Ended
3/31/22
Short Duration High Yield Shares Amount Shares Amount
Shares sold:
Class A 40,322,395 $394,187,292 62,470,735 $655,394,709
Class A - automatic conversion of Class C Shares 1,827 18,173 4,362 45,404
Class A - automatic conversion of Class C2 Shares — — 23,964 247,304
Class C 2,691,479 26,262,525 3,767,899 39,544,505
Class I 203,141,021 1,985,905,086 312,048,060 3,280,024,347
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,835,711 17,842,044 3,295,702 34,513,532
Class C 152,366 1,482,131 294,330 3,085,664
Class C2
(1)
— — 1,835 19,134
Class I 7,120,673 69,322,292 12,181,610 127,793,563
255,265,472 2,495,019,543 394,088,497 4,140,668,162
Shares redeemed:
Class A (45,600,011) (441,701,691) (32,579,271) (341,025,330)
Class C (3,135,645) (30,587,085) (3,020,689) (31,608,068)
Class C - automatic conversion to Class A Shares (1,825) (18,173) (4,362) (45,404)
Class C2
(1)
— — (437,972) (4,583,335)
Class C2 - automatic conversion to Class A Shares — — (23,964) (247,304)
Class I (215,829,617) (2,103,869,197) (163,113,211) (1,703,924,781)
(264,567,098) (2,576,176,146) (199,179,469) (2,081,434,222)
Net increase (decrease) (9,301,626) $(81,156,603) 194,909,028 $2,059,233,940
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
9/30/22
Year Ended
3/31/22
Strategic Municipal Opportunities Shares Amount Shares Amount
Shares sold:
Class A 6,863,362 $70,258,439 7,390,377 $86,190,142
Class C 600,517 6,109,980 730,032 8,547,724
Class I 53,263,082 542,762,852 54,415,101 631,346,437
Shares issued to shareholders due to reinvestment of distributions:
Class A 318,278 3,211,631 876,438 10,166,941
Class C 30,373 306,391 98,192 1,139,127
Class I 1,474,087 14,900,825 4,238,577 49,196,016
62,549,699 637,550,118 67,748,717 786,586,387
Shares redeemed:
Class A (6,133,951) (62,381,694) (5,299,786) (60,568,837)
Class C (670,408) (6,816,080) (607,890) (7,024,343)
Class I (61,515,984) (626,930,330) (33,260,319) (379,886,678)
(68,320,343) (696,128,104) (39,167,995) (447,479,858)
Net increase (decrease) (5,770,644) $(58,577,986) 28,580,722 $339,106,529

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 19,499,701,443 $ 1,275,343,888 $ (3,391,857,740) $ (2,116,513,852)
Short Duration High Yield
6,633,783,269 290,319,133 (717,394,768) (427,075,635)
Strategic Municipal Opportunities
1,328,853,508 19,810,316 (176,622,230) (156,811,914)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ 93,065,309 $ 17,299,683 $ — $ 352,816,674 $ (797,382,472) $ — $ (87,641,538) $ (421,842,344)
Short Duration
High Yield
11,254,381 3,535,896 — (37,729,030) (185,996,201) — (16,887,122) (225,822,076)
Strategic
Municipal
Opportunities
1,155,194 1,210,437 10,781,872 (64,489,287) — — (3,253,611) (54,595,395)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period March 1, 2022 through March 31, 2022 and paid on April 1, 2022.
Fund
Short-Term Long-Term Total
High Yield
$ 708,134,182 $ 89,248,290 $ 797,382,472
Short Duration High Yield
176,982,525 9,013,676 185,996,201
Strategic Municipal Opportunities
— — —

Notes to Financial Statements
(Unaudited) (continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2024, may be terminated or modified prior to that date only with the approval of the Board.
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $10 billion - - 0.2375
For the next $8 billion 0.3250 0.3250
-
For the next $5 billion 0.3125 0.3125
-
For the next $5 billion 0.3000 0.3000
-
For net assets over $20 billion 0.2875 0.2875
-
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
High Yield
0 .1587%
Short Duration High Yield
0 .1587%
Strategic Municipal Opportunities
0 .1587%

Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-
1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2024
Strategic Municipal Opportunities 0.64% July 31, 2024
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ 8,051,305 $ 44,114,116 $ (4,632,355)
Short Duration High Yield
56,284,680 2,185,086 (160,256)
Strategic Municipal Opportunities
1,323,725 1,290,490 (183,849)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
High Yield
$ 3,999,793 $ 3,803,863
Short Duration High Yield
533,760 522,657
Strategic Municipal Opportunities
225,818 221,312
Fund
Commission
Advances
High Yield
$ 3,167,268
Short Duration High Yield
555,202
Strategic Municipal Opportunities
219,603
Fund
12b-1 Fees
Retained
High Yield
$ 872,658
Short Duration High Yield
147,656
Strategic Municipal Opportunities
31,255

Notes to Financial Statements
(Unaudited) (continued)
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
CDSC
Retained
High Yield
$ 765,256
Short Duration High Yield
233,781
Strategic Municipal Opportunities
52,781
Fund
Maximum
Outstanding
Balance
High Yield
$ —
Short Duration High Yield
322,100,000
Strategic Municipal Opportunities
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
— $ — — %
Short Duration High Yield
135 143,913,657 2.64
Strategic Municipal Opportunities
— — —

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Corporate-Backed Municipal Bond:
A municipal bond issued by a state or local government agency and backed by a corporate entity.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper High Yield Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refundings:
Pre-Refunded Bond/Pre-Refundings, also known as advance refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(Unaudited) (continued)

S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Short Duration Municipal Yield Index:
An index that consists of bonds maturing in 1 to 12 years and is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen High Yield Municipal Bond
Fund and Nuveen Short Duration High Yield Municipal Bond Fund both determined that they would hold a minimum of 25% of their assets in highly liquid investments, and they maintained at least that amount during the Review period. Nuveen Strategic Municipal Opportunities Fund determined that it would hold a minimum of 5% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments. However, the Nuveen High Yield Municipal Bond Fund exceeded the 15%
limit on Illiquid investments after the end of the Review Period, which will be discussed in next year’s annual shareholder report in connection with discussing the operations of that Fund’s liquidity risk management program during 2022.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services - continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen High Yield Municipal Bond Fund (the “High Yield Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Short Duration High Yield Municipal Bond Fund (the “Short Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2021, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the five-year period ended December 31, 2021.
Further, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2022, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and second quartile for the three- and five-year periods ended March 31, 2022. In its review, the
Board recognized that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Strategic Municipal Opportunities Fund (the “Strategic Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the High Yield Fund and the Short Duration Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (b) the Strategic Fund had a net management fee and a net expense ratio that were in line with the respective peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the temporary expense caps applicable to the Short Duration Fund and the Strategic Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-HYM-0922D 2557690-INV-B-11/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: December 6, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: December 6, 2022